UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2015
Date of reporting period:	July 31, 2015

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 5.20%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.20%
Goldman Sachs Financial Square Funds -	224,735,430	$224,735		Airlines (continued)
Government Fund				United Airlines 2014-2 Class A Pass Through
				Trust
TOTAL INVESTMENT COMPANIES		$224,735		3.75%, 03/03/2028	$2,430	$2,412
PREFERRED STOCKS - 0.50%	Shares Held	Value (000	's)	US Airways 2001-1G Pass Through Trust
				7.08%, 09/20/2022	244	265
Banks - 0.40%				US Airways 2013-1 Class A Pass Through
Bank of America Corp 6.50%; Series Y	35,000	906		Trust
City National Corp/CA	90,000	2,605		3.95%, 05/15/2027	1,354	1,357
CoBank ACB 6.20%	35,000	3,528				$16,290
Morgan Stanley	180,000	4,628
State Street Corp 5.90%; Series D	225,000	5,843		Automobile Asset Backed Securities - 6.31%
		$17,510		Ally Auto Receivables Trust 2014-2
				0.68%, 07/17/2017(c)	3,739	3,738
Diversified Financial Services - 0.03%				Ally Auto Receivables Trust 2014-3
Ally Financial Inc (a)	806	818		0.81%, 09/15/2017(c)	10,500	10,507
RBS Capital Funding Trust V	15,000	370		Ally Auto Receivables Trust 2014-SN1
		$1,188		0.39%, 10/20/2016(c)	1,053	1,053
Electric - 0.04%				Ally Auto Receivables Trust 2014-SN2
				1.21%, 02/20/2019(c)	7,300	7,296
SCE Trust III	65,000	1,813
				AmeriCredit Automobile Receivables Trust
				2013-2
Telecommunications - 0.03%				0.65%, 12/08/2017	1,346	1,345
Verizon Communications Inc	50,000	1,303		AmeriCredit Automobile Receivables Trust
				2014-1
TOTAL PREFERRED STOCKS		$21,814		0.57%, 07/10/2017(c)	520	520
	Principal			AmeriCredit Automobile Receivables Trust
BONDS - 64.46%	Amount (000's)	Value (000	's)	2014-2
				0.47%, 10/10/2017(c)	5,164	5,161
Aerospace & Defense - 0.06%				2.18%, 06/08/2020	2,000	2,009
Air 2 US				Americredit Automobile Receivables Trust
8.03%, 10/01/2020(a),(b)	$247	$265
8.63%, 10/01/2020(a)	256	263		2014-4
				0.59%, 04/09/2018(c)	12,004	12,008
Embraer Netherlands Finance BV				AmeriCredit Automobile Receivables Trust
5.05%, 06/15/2025	2,100	2,053		2015-2
		$2,581		2.40%, 01/08/2021(c)	7,850	7,864
Agriculture - 0.74%				ARI Fleet Lease Trust 2012-B
Altria Group Inc				0.49%, 01/15/2021(a),(c)	1,342	1,340
2.63%, 01/14/2020	3,325	3,328		Capital Auto Receivables Asset Trust 2013-1
4.50%, 05/02/2043	1,475	1,401		0.79%, 06/20/2017	2,719	2,718
9.95%, 11/10/2038	915	1,497		Capital Auto Receivables Asset Trust 2013-2
BAT International Finance PLC				1.24%, 10/20/2017	6,441	6,452
2.75%, 06/15/2020(a)	485	492		Capital Auto Receivables Asset Trust 2014-2
3.95%, 06/15/2025(a)	785	801		1.26%, 05/21/2018(c)	4,000	4,011
Imperial Tobacco Finance PLC				Capital Auto Receivables Asset Trust 2015-2
4.25%, 07/21/2025(a)	3,905	3,900		0.59%, 10/20/2017(c)	9,125	9,125
Philip Morris International Inc				CarMax Auto Owner Trust 2014-4
4.38%, 11/15/2041	1,355	1,332		1.25%, 11/15/2019	8,500	8,516
Pinnacle Operating Corp				CarMax Auto Owner Trust 2015-1
9.00%, 11/15/2020(a)	1,785	1,776		0.88%, 03/15/2018(c)	5,000	4,999
Reynolds American Inc				CarMax Auto Owner Trust 2015-2
3.25%, 06/12/2020	2,895	2,941		0.47%, 06/15/2018(c)	10,000	10,002
3.25%, 11/01/2022	6,290	6,112		Chesapeake Funding LLC
4.45%, 06/12/2025	3,900	4,005		0.61%, 03/07/2026(a),(c)	18,680	18,637
5.70%, 08/15/2035	2,595	2,743		0.64%, 01/07/2025(a),(c)	2,509	2,510
5.85%, 08/15/2045	1,665	1,790		1.44%, 04/07/2024(a),(c)	2,715	2,723
		$32,118		Chrysler Capital Auto Receivables Trust 2014-
				B
Airlines - 0.38%				0.69%, 09/15/2017(a),(c)	21,083	21,078
American Airlines 2013-2 Class A Pass				Drive Auto Receivables Trust 2015-A
Through Trust				1.01%, 11/15/2017(a),(c)	5,820	5,820
4.95%, 07/15/2024	1,727	1,831		Drive Auto Receivables Trust 2015-C
American Airlines 2014-1 Class A Pass				0.86%, 02/15/2018(a),(c)	5,000	5,000
Through Trust				Enterprise Fleet Financing LLC
3.70%, 04/01/2028	1,519	1,509		1.59%, 02/22/2021(a),(c)	3,500	3,500
American Airlines 2015-1 Class A Pass				GM Financial Automobile Leasing Trust
Through Trust				2014-1
3.38%, 11/01/2028	5,050	4,911		1.76%, 05/21/2018(a)	5,110	5,115
American Airlines 2015-1 Class B Pass				1.99%, 05/21/2018(a)	2,000	1,993
Through Trust				GM Financial Automobile Leasing Trust
3.70%, 11/01/2024	270	267		2014-2
United Airlines 2014-1 Class A Pass Through				1.96%, 03/20/2018(a)	1,500	1,504
Trust				2.43%, 03/20/2018(a)	4,250	4,249
4.00%, 10/11/2027	3,710	3,738

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)			Automobile Manufacturers (continued)
Hertz Fleet Lease Funding LP			Nissan Motor Acceptance Corp
0.59%, 04/10/2028(a),(c)	$6,244	$6,237	0.83%, 03/03/2017(a),(c)	$3,000	$3,004
0.74%, 12/10/2027(a),(c)	14,674	14,652	Toyota Motor Credit Corp
Nissan Auto Receivables 2013-C Owner			0.68%, 01/17/2019(c)	1,320	1,317
Trust			Volkswagen Group of America Finance LLC
0.67%, 08/15/2018(c)	2,243	2,240	0.72%, 11/20/2017(a),(c)	10,000	10,009
Nissan Auto Receivables 2015-A Owner			Volkswagen International Finance NV
Trust			1.13%, 11/18/2016(a)	1,625	1,626
1.05%, 10/15/2019(c)	6,500	6,482			$92,071
Santander Drive Auto Receivables Trust 2014-
2			Automobile Parts & Equipment - 0.23%
0.51%, 07/17/2017(c)	2,931	2,931	Dana Holding Corp
0.80%, 04/16/2018(c)	8,175	8,175	5.38%, 09/15/2021	570	581
Santander Drive Auto Receivables Trust 2014-			5.50%, 12/15/2024	1,590	1,566
4			6.00%, 09/15/2023	395	407
0.51%, 01/16/2018(c)	9,831	9,824	6.75%, 02/15/2021	710	747
Santander Drive Auto Receivables Trust 2014-			Gestamp Funding Luxembourg SA
			5.63%, 05/31/2020(a)	200	207
5
0.59%, 04/16/2018(c)	12,305	12,298	Lear Corp
1.77%, 09/16/2019	4,000	4,008	5.25%, 01/15/2025	2,220	2,203
2.48%, 06/15/2020	4,000	4,044	Nemak SAB de CV
			5.50%, 02/28/2023(a)	2,500	2,563
Santander Drive Auto Receivables Trust 2015-
1			Schaeffler Holding Finance BV
			6.75%, PIK 6.75%, 11/15/2022(a),(e)	410	444
0.91%, 07/16/2018(c)	9,000	8,998
SunTrust Auto Receivables Trust 2015-1			ZF North America Capital Inc
			4.00%, 04/29/2020(a)	1,070	1,079
0.99%, 06/15/2018(a),(c)	12,500	12,504
			4.50%, 04/29/2022(a)	195	192
World Omni Auto Receivables Trust 2014-B
1.14%, 01/15/2020	9,700	9,698			$9,989
World Omni Automobile Lease Securitization			Banks - 8.42%
Trust 2013-A			Abbey National Treasury Services
0.73%, 05/16/2016	163	163	PLC/London
		$273,047	0.69%, 09/29/2017(c)	7,000	6,971
Automobile Floor Plan Asset Backed Securities - 1.49%			Associated Banc-Corp
Ally Master Owner Trust			2.75%, 11/15/2019	1,965	1,971
0.64%, 04/15/2018(c)	8,000	8,003	4.25%, 01/15/2025	10,805	10,802
1.60%, 10/15/2019	8,000	8,039	5.13%, 03/28/2016	5,055	5,153
GE Dealer Floorplan Master Note Trust			Banco de Credito e Inversiones
			4.00%, 02/11/2023(a)	600	597
0.57%, 07/20/2019(c)	11,275	11,235
0.59%, 04/20/2018(c)	28,127	28,133	Banco Inbursa SA Institucion de Banca
0.63%, 10/20/2017(c)	9,050	9,049	Multiple
			4.13%, 06/06/2024(a)	2,100	2,068
		$64,459	Banco Santander Mexico SA Institucion de
Automobile Manufacturers - 2.13%			Banca Multiple Grupo Financiero Santander
Daimler Finance North America LLC			4.13%, 11/09/2022(a)	1,100	1,105
1.45%, 08/01/2016(a)	2,005	2,013	Bancolombia SA
1.65%, 03/02/2018(a)	5,725	5,709	5.95%, 06/03/2021	1,585	1,722
2.25%, 03/02/2020(a)	3,390	3,349	Bank of America Corp
2.45%, 05/18/2020(a)	5,480	5,439	3.95%, 04/21/2025	4,110	3,986
2.70%, 08/03/2020(a),(d)	4,250	4,251	4.20%, 08/26/2024	5,320	5,342
Fiat Chrysler Automobiles NV			4.25%, 10/22/2026	3,545	3,491
4.50%, 04/15/2020	750	759	4.75%, 04/21/2045	3,000	2,855
Ford Motor Co			4.88%, 04/01/2044	955	992
7.40%, 11/01/2046	1,130	1,495	6.10%, 12/29/2049(c)	6,780	6,749
Ford Motor Credit Co LLC			6.25%, 09/29/2049(c)	4,870	4,875
2.60%, 11/04/2019	2,375	2,364	Bank of New York Mellon Corp/The
8.00%, 12/15/2016	11,315	12,270	4.95%, 12/29/2049(c)	16,715	16,631
General Motors Co			Banque Centrale de Tunisie SA
3.50%, 10/02/2018	10,120	10,294	5.75%, 01/30/2025(a)	2,100	2,032
4.88%, 10/02/2023	5,810	5,956	Barclays PLC
6.25%, 10/02/2043	530	579	8.25%, 12/29/2049(c)	3,800	4,068
General Motors Financial Co Inc			BBVA Banco Continental SA
2.63%, 07/10/2017	3,695	3,734	5.00%, 08/26/2022(a)	1,250	1,316
3.15%, 01/15/2020	2,375	2,363	BBVA Bancomer SA/Texas
3.25%, 05/15/2018	2,275	2,304	6.75%, 09/30/2022(a)	4,115	4,621
3.45%, 04/10/2022	3,960	3,815	BBVA US Senior SAU
4.30%, 07/13/2025	2,610	2,576	4.66%, 10/09/2015	1,465	1,474
Jaguar Land Rover Automotive PLC			BPCE SA
3.50%, 03/15/2020(a)	800	772	1.61%, 07/25/2017	1,140	1,142
4.13%, 12/15/2018(a)	540	545	4.63%, 07/11/2024(a)	5,550	5,458
5.63%, 02/01/2023(a)	3,065	3,096	Capital One Financial Corp
Navistar International Corp			5.55%, 12/29/2049(c)	4,075	4,080
8.25%, 11/01/2021	2,575	2,432

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
CIT Group Inc			Skandinaviska Enskilda Banken AB
3.88%, 02/19/2019	$3,795	$3,814	2.45%, 05/27/2020(a)		$3,500	$3,494
Citigroup Inc			Standard Chartered Bank
5.80%, 11/29/2049(c)	1,580	1,589	8.10%, 05/29/2049(c)	GBP	600	970
City National Corp/CA			UBS AG/Jersey
5.25%, 09/15/2020	6,330	7,168	7.25%, 02/22/2022(c)		$4,840	5,143
Compass Bank			UBS AG/Stamford CT
1.85%, 09/29/2017	4,500	4,500	2.35%, 03/26/2020		3,575	3,571
2.75%, 09/29/2019	6,400	6,388	UBS Preferred Funding Trust V
3.88%, 04/10/2025	6,655	6,309	6.24%, 05/29/2049		2,459	2,507
Cooperatieve Centrale Raiffeisen-			US Bank NA/Cincinnati OH
Boerenleenbank BA/Netherlands			2.80%, 01/27/2025		3,690	3,594
4.38%, 08/04/2025(d)	4,500	4,521	Wells Fargo & Co
4.63%, 12/01/2023	2,800	2,896	2.60%, 07/22/2020		5,255	5,280
5.25%, 08/04/2045(d)	6,480	6,598	3.90%, 05/01/2045		25	23
5.75%, 12/01/2043	465	513	5.87%, 12/29/2049(c)		2,865	2,933
11.00%, 12/29/2049(a),(c)	1,560	1,958	5.90%, 12/29/2049(c)		2,075	2,087
Credit Suisse Group Funding Guernsey Ltd			Westpac Banking Corp
4.88%, 05/15/2045(a)	750	742	0.61%, 05/19/2017(c)		6,650	6,652
Deutsche Bank Capital Funding Trust VII			Zions Bancorporation
5.63%, 01/29/2049(a),(c)	3,000	3,007	6.00%, 09/15/2015		1	1
Fifth Third Bank/Cincinnati OH						$364,056
2.88%, 10/01/2021	3,125	3,123
Goldman Sachs Group Inc/The			Beverages - 0.25%
2.60%, 04/23/2020	4,330	4,329	Ajecorp BV
3.85%, 07/08/2024	4,405	4,453	6.50%, 05/14/2022		1,100	815
5.15%, 05/22/2045	5,000	4,953	Anheuser-Busch Cos LLC
5.38%, 03/15/2020	2,415	2,696	5.60%, 03/01/2017		1,090	1,168
5.38%, 12/29/2049(c)	15,830	15,735	Coca-Cola Icecek AS
			4.75%, 10/01/2018(a)		2,050	2,169
5.95%, 01/15/2027	1,725	1,954
6.75%, 10/01/2037	2,045	2,447	Constellation Brands Inc
Huntington National Bank/The			3.75%, 05/01/2021		1,265	1,265
0.72%, 04/24/2017(c)	12,100	12,042	3.88%, 11/15/2019		520	530
ING Bank NV			4.25%, 05/01/2023		1,855	1,855
0.97%, 10/01/2019(a),(c)	3,000	2,979	Corp Lindley SA
			6.75%, 11/23/2021(a)		700	782
5.80%, 09/25/2023(a)	4,425	4,839
Intesa Sanpaolo SpA			6.75%, 11/23/2021		865	967
2.38%, 01/13/2017	7,815	7,846	Pernod Ricard SA
			5.75%, 04/07/2021(a)		1,045	1,180
3.13%, 01/15/2016	3,070	3,094
5.02%, 06/26/2024(a)	13,205	13,013				$10,731
JP Morgan Chase & Co			Biotechnology - 0.09%
4.13%, 12/15/2026	2,960	2,942	Celgene Corp
4.95%, 06/01/2045	3,540	3,540	4.63%, 05/15/2044		1,495	1,432
5.00%, 12/29/2049(c)	3,625	3,544	5.25%, 08/15/2043		115	120
Lloyds Banking Group PLC			Genzyme Corp
5.92%, 09/29/2049(a),(c)	300	300	5.00%, 06/15/2020		810	917
Morgan Stanley			Gilead Sciences Inc
1.75%, 02/25/2016	8,610	8,650	3.05%, 12/01/2016		840	861
2.38%, 07/23/2019	6,435	6,422	4.80%, 04/01/2044		575	593
2.65%, 01/27/2020	1,370	1,375				$3,923
4.00%, 07/23/2025	8,270	8,432
4.30%, 01/27/2045	3,140	2,985	Building Materials - 0.71%
5.00%, 11/24/2025	11,920	12,595	Boise Cascade Co
5.55%, 12/29/2049(c)	3,265	3,249	6.38%, 11/01/2020		390	410
Nordea Bank AB			Cemex SAB de CV
5.50%, 09/29/2049(a),(c)	2,230	2,238	6.13%, 05/05/2025(a)		1,300	1,303
PNC Bank NA			7.25%, 01/15/2021(a)		5,635	6,001
1.60%, 06/01/2018	1,750	1,745	CRH America Inc
2.30%, 06/01/2020	6,865	6,816	3.88%, 05/18/2025(a)		2,320	2,313
2.60%, 07/21/2020	7,045	7,093	5.13%, 05/18/2045(a)		3,140	3,171
3.25%, 06/01/2025	5,555	5,480	8.13%, 07/15/2018		3,425	4,000
6.00%, 12/07/2017	7,400	8,076	Martin Marietta Materials Inc
Regions Bank/Birmingham AL			1.38%, 06/30/2017(c)		9,280	9,250
2.25%, 09/14/2018	3,510	3,512	4.25%, 07/02/2024		2,830	2,860
Royal Bank of Scotland Group PLC			Norbord Inc
5.13%, 05/28/2024	410	414	5.38%, 12/01/2020(a)		650	651
7.64%, 03/29/2049(c)	390	416	Vulcan Materials Co
Santander Bank NA			4.50%, 04/01/2025		915	910
2.00%, 01/12/2018	2,915	2,913				$30,869
Santander Holdings USA Inc/PA			Chemicals - 0.47%
3.00%, 09/24/2015	2,055	2,057	A Schulman Inc
			6.88%, 06/01/2023(a)		665	673

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)			Commercial Mortgage Backed Securities (continued)
Agrium Inc			COMM 2015-CCRE22 Mortgage Trust
3.38%, 03/15/2025	$4,630	$4,418	4.13%, 03/10/2048(c)	$1,750	$1,699
Aruba Investments Inc			COMM 2015-PC1 Mortgage Trust
8.75%, 02/15/2023(a)	1,000	1,025	4.29%, 07/10/2050(c)	2,000	2,096
Axiall Corp			Commercial Mortgage Pass Through
4.88%, 05/15/2023	1,700	1,636	Certificates
CF Industries Inc			4.77%, 10/15/2045(a),(c)	5,290	5,496
5.15%, 03/15/2034	1,595	1,549	Credit Suisse Commercial Mortgage Trust
Consolidated Energy Finance SA			Series 2006-C3
6.75%, 10/15/2019(a)	2,200	2,222	5.81%, 06/15/2038(c)	89	91
Cornerstone Chemical Co			Credit Suisse Commercial Mortgage Trust
9.38%, 03/15/2018(a)	720	752	Series 2006-C5
Dow Chemical Co/The			0.72%, 12/15/2039(c)	13,526	91
4.38%, 11/15/2042	515	465	Credit Suisse Commercial Mortgage Trust
Eagle Spinco Inc			Series 2007-C3
4.63%, 02/15/2021	2,280	2,217	5.70%, 06/15/2039(c)	1,579	1,659
LYB International Finance BV			Credit Suisse First Boston Mortgage Securities
4.88%, 03/15/2044	45	44	Corp
Mexichem SAB de CV			0.46%, 11/15/2037(a),(c)	701	—
4.88%, 09/19/2022	1,000	1,047	4.77%, 07/15/2037	120	120
5.88%, 09/17/2044	1,300	1,214	CSMC Series 2009-RR1
NOVA Chemicals Corp			5.38%, 02/15/2040(a)	3,165	3,278
5.00%, 05/01/2025(a)	985	975	CSMC Series 2009-RR3
5.25%, 08/01/2023(a)	2,245	2,245	5.34%, 12/15/2043(a),(c)	1,545	1,622
		$20,482	DBUBS 2011-LC2 Mortgage Trust
			4.54%, 07/10/2044(a)	5,000	5,522
Commercial Mortgage Backed Securities - 5.72%			5.46%, 07/10/2044(a),(c)	5,000	5,346
Banc of America Commercial Mortgage Trust
2007-3			GE Commercial Mortgage Corp Series 2007-
0.47%, 06/10/2049(a),(c)	1,000	974	C1 Trust
			5.61%, 12/10/2049(c)	6,575	6,847
Banc of America Commercial Mortgage Trust			GS Mortgage Securities Trust 2011-GC5
2008-1			1.65%, 08/10/2044(a),(c)	148,371	7,446
6.26%, 02/10/2051(c)	3,255	3,537
			GS Mortgage Securities Trust 2012-GCJ7
BB-UBS Trust			2.54%, 05/10/2045(c)	19,011	1,911
2.89%, 06/05/2030(a),(c)	2,100	2,082
			GS Mortgage Securities Trust 2013-GC16
BCRR Trust 2009-1			1.53%, 11/10/2046(c)	30,976	2,209
5.86%, 07/17/2040(a)	1,945	2,068
			5.32%, 11/10/2046(c)	800	871
CD 2006-CD3 Mortgage Trust			GS Mortgage Securities Trust 2013-GCJ12
5.62%, 10/15/2048	1,761	1,815	3.78%, 06/10/2046(c)	780	792
CD 2007-CD4 Commercial Mortgage Trust			GS Mortgage Securities Trust 2014-GC26
5.37%, 12/11/2049	5,490	5,692	1.11%, 11/10/2047(c)	50,310	3,771
CFCRE Commercial Mortgage Trust 2011-
C2			JP Morgan Chase Commercial Mortgage
5.57%, 12/15/2047(a),(c)	800	898	Securities Corp
			1.88%, 12/15/2047(c)	21,619	1,835
Citigroup Commercial Mortgage Trust 2012-			3.35%, 12/15/2047(a),(c)	500	506
GC8
4.29%, 09/10/2045(a)	800	846	JP Morgan Chase Commercial Mortgage
			Securities Trust 2005-CIBC12
Citigroup Commercial Mortgage Trust 2015-			5.10%, 09/12/2037(c)	300	79
GC27
3.14%, 02/10/2048(c)	5,000	4,956	JP Morgan Chase Commercial Mortgage
3.57%, 02/10/2048(c)	6,500	6,498	Securities Trust 2006-CIBC17
			5.43%, 12/12/2043	2,096	2,167
Citigroup Commercial Mortgage Trust 2015-			5.46%, 12/12/2043	5,000	5,122
GC29
3.19%, 04/10/2048(c)	3,000	2,983	JP Morgan Chase Commercial Mortgage
4.16%, 04/10/2048(c)	2,000	1,934	Securities Trust 2006-LDP9
			5.34%, 05/15/2047	215	224
COMM 2010-RR1
5.54%, 12/11/2049(a),(c)	900	940	JP Morgan Chase Commercial Mortgage
			Securities Trust 2007-C1
COMM 2013-CCRE11 Mortgage Trust			5.95%, 02/15/2051(c)	10,000	10,680
1.20%, 10/10/2046(c)	59,418	4,052
			JP Morgan Chase Commercial Mortgage
4.72%, 10/10/2046	5,000	5,514	Securities Trust 2010-C1
COMM 2013-CCRE6 Mortgage Trust			5.95%, 06/15/2043(a)	2,585	2,846
4.17%, 03/10/2046(a),(c)	500	468

COMM 2013-LC6 Mortgage Trust			JP Morgan Chase Commercial Mortgage
4.29%, 01/10/2046(a),(c)	1,470	1,393	Securities Trust 2011-C5
			3.15%, 08/15/2046	1,875	1,910
COMM 2014-CCRE16 Mortgage Trust			5.32%, 08/15/2046(a),(c)	800	879
4.05%, 04/10/2047	600	645
COMM 2014-CCRE17 Mortgage Trust			JP Morgan Chase Commercial Mortgage
4.74%, 05/10/2047(c)	1,850	1,930	Securities Trust 2013-C16
			1.35%, 12/15/2046(c)	13,283	808
COMM 2014-LC17 Mortgage Trust			JPMBB Commercial Mortgage Securities
4.49%, 10/10/2047	5,000	5,279	Trust 2013-C15
COMM 2014-UBS5 Mortgage Trust			1.58%, 11/15/2045(c)	49,493	3,173
1.11%, 09/10/2047(c)	71,606	4,541

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities				UBS-Barclays Commercial Mortgage Trust
Trust 2014-C18				2013	-C5
4.81%, 02/15/2047(c)		$2,700	$2,799	3.18%, 03/10/2046(c)		$2,025	$2,062
JPMBB Commercial Mortgage Securities				4.09%, 03/10/2046(a),(c)		1,090	1,019
Trust 2014-C19				Wachovia Bank Commercial Mortgage Trust
1.27%, 04/15/2047(c)		47,510	2,495	Series 2006-C27
JPMBB Commercial Mortgage Securities				5.77%, 07/15/2045		1,145	1,171
Trust 2014-C24				Wachovia Bank Commercial Mortgage Trust
1.09%, 11/15/2047(c)		9,468	605	Series 2006-C28
3.93%, 11/15/2047(a),(c)		1,000	873	0.34%, 10/15/2048(a),(c)		19,021	18,849
4.43%, 11/15/2047(c)		4,350	4,365	Wachovia Bank Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities				Series 2007-C30
Trust 2015-C28				0.39%, 12/15/2043(a),(c)		1,350	1,309
3.99%, 10/15/2048(c)		7,000	6,830	5.25%, 12/15/2043		1,092	1,105
LB-UBS Commercial Mortgage Trust 2005-				Wachovia Bank Commercial Mortgage Trust
C3				Series 2007-C34
0.67%, 07/15/2040(a),(c)		3,417	77	5.68%, 05/15/2046(c)		244	259
LB-UBS Commercial Mortgage Trust 2005-				WFRBS Commercial Mortgage Trust 2013-
C7				C12
5.32%, 11/15/2040		2,200	2,207	1.48%, 03/15/2048(a),(c)		58,434	4,341
LB-UBS Commercial Mortgage Trust 2007-				WFRBS Commercial Mortgage Trust 2014-
C1				C22
0.41%, 02/15/2040(c)		9,941	60	4.07%, 09/15/2057		5,000	5,271
LB-UBS Commercial Mortgage Trust 2007-				4.37%, 09/15/2057(c)		2,000	2,100
C2				WFRBS Commercial Mortgage Trust 2014-
5.43%, 02/15/2040		1,915	2,007	C23
LB-UBS Commercial Mortgage Trust 2007-				0.72%, 10/15/2057(c)		54,629	2,439
C6							$247,501
6.11%, 07/15/2040		7,350	7,849
				Commercial Services - 0.31%
				Adani Ports & Special Economic Zone Ltd
ML-CFC Commercial Mortgage Trust 2006-4				3.50%, 07/29/2020(a)		2,200	2,191
5.20%, 12/12/2049		2,000	2,086
				Ahern Rentals Inc
Morgan Stanley Bank of America Merrill				7.38%, 05/15/2023(a)		760	718
Lynch Trust 2013-C11
0.76%, 08/15/2046(c)		29,190	724	DP World Ltd
Morgan Stanley Bank of America Merrill				6.85%, 07/02/2037		650	717
Lynch Trust 2013-C9				ERAC USA Finance LLC
				3.30%, 10/15/2022(a)		3,695	3,655
3.46%, 05/15/2046		1,781	1,803	3.85%, 11/15/2024(a)		1,040	1,055
Morgan Stanley Bank of America Merrill				4.50%, 02/15/2045(a)		3,745	3,440
Lynch Trust 2014-C15
1.20%, 04/15/2047(c)		55,470	3,800	Moody's Corp
4.05%, 04/15/2047		3,000	3,217	5.25%, 07/15/2044		680	713
				TMS International Corp
Morgan Stanley Bank of America Merrill				7.63%, 10/15/2021(a)		925	897
Lynch Trust 2014-C16
1.24%, 06/15/2047(c)		25,780	1,825				$13,386
4.76%, 06/15/2047(c)		4,250	4,379	Computers - 0.86%
Morgan Stanley Bank of America Merrill				Apple Inc
Lynch Trust 2014-C18				0.53%, 05/03/2018(c)		5,473	5,479
4.45%, 10/15/2047(c)		3,250	3,420	0.58%, 05/06/2019(c)		3,980	3,987
Morgan Stanley Bank of America Merrill				2.85%, 05/06/2021		230	233
Lynch Trust 2015-C20				3.45%, 02/09/2045		2,035	1,745
3.61%, 02/15/2048(c)		2,000	2,001	4.38%, 05/13/2045		1,500	1,506
4.16%, 02/15/2048(c)		1,975	1,974	Compiler Finance Sub Inc
Morgan Stanley Capital I Trust 2007-HQ12				7.00%, 05/01/2021(a)		515	379
5.68%, 04/12/2049(c)		1,711	1,713	Dell Inc
Morgan Stanley Capital I Trust 2007-IQ13				5.65%, 04/15/2018		365	384
5.36%, 03/15/2044(c)		700	734	Hewlett-Packard Co
MSBAM Commercial Mortgage Securities				3.00%, 09/15/2016		425	433
Trust 2012-CKSV				6.00%, 09/15/2041		2,180	2,208
1.13%, 10/15/2030(a),(c)		23,265	1,544	IHS Inc
UBS Commercial Mortgage Trust 2012-C1				5.00%, 11/01/2022(a)		285	285
3.40%, 05/10/2045(c)		550	572	International Business Machines Corp
UBS-Barclays Commercial Mortgage Trust				0.65%, 02/12/2019(c)		5,550	5,550
2012	-C3			NCR Corp
3.09%, 08/10/2049(c)		1,610	1,638	4.63%, 02/15/2021		917	917
4.96%, 08/10/2049(a),(c)		1,500	1,603	Seagate HDD Cayman
UBS-Barclays Commercial Mortgage Trust				4.75%, 01/01/2025		4,835	4,787
2012	-C4			4.88%, 06/01/2027(a)		3,625	3,487
1.83%, 12/10/2045(a),(c)		20,094	1,897	5.75%, 12/01/2034(a)		5,785	5,666
3.32%, 12/10/2045(a),(c)		2,300	2,338
							$37,046

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Consumer Products - 0.02%			Diversified Financial Services (continued)
Spectrum Brands Inc			OneMain Financial Holdings Inc
5.75%, 07/15/2025(a)	$650	$669	7.25%, 12/15/2021(a)	$1,225	$1,277
			Peachtree Corners Funding Trust
			3.98%, 02/15/2025(a)	10,340	10,352
Credit Card Asset Backed Securities - 1.25%
BA Credit Card Trust			Springleaf Finance Corp
0.46%, 09/16/2019(c)	2,500	2,498	5.25%, 12/15/2019	2,000	2,017
0.48%, 01/15/2020(c)	1,115	1,115	6.90%, 12/15/2017	135	144
			SUAM Finance BV
Barclays Dryrock Issuance Trust			4.88%, 04/17/2024(a)	3,525	3,618
0.53%, 07/16/2018(c)	18,755	18,757
0.53%, 03/16/2020(c)	5,000	5,001			$84,966
1.48%, 09/15/2020	2,250	2,258	Electric - 2.28%
Chase Issuance Trust			Abu Dhabi National Energy Co PJSC
0.34%, 10/16/2017(c)	650	650	3.63%, 01/12/2023(a)	400	401
0.42%, 04/16/2018(c)	8,000	7,997	Alabama Power Co
0.44%, 04/15/2019(c)	7,183	7,150	3.75%, 03/01/2045	1,835	1,675
0.65%, 04/15/2019(c)	2,150	2,137	3.85%, 12/01/2042	850	800
Citibank Credit Card Issuance Trust			4.15%, 08/15/2044	3,335	3,269
0.39%, 08/24/2018(c)	6,625	6,623	CMS Energy Corp
		$54,186	4.70%, 03/31/2043	910	924
			Commonwealth Edison Co
Distribution & Wholesale - 0.14%			3.70%, 03/01/2045	3,680	3,388
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023(a)	975	939	3.80%, 10/01/2042	2,170	2,023
HD Supply Inc			4.60%, 08/15/2043	1,380	1,463
5.25%, 12/15/2021(a)	405	417	Consolidated Edison Co of New York Inc
7.50%, 07/15/2020	725	774	3.30%, 12/01/2024	3,000	3,027
11.00%, 04/15/2020	490	546	4.63%, 12/01/2054	1,940	1,927
			DTE Energy Co
WW Grainger Inc			6.38%, 04/15/2033	4,795	5,930
4.60%, 06/15/2045	3,425	3,520	Duke Energy Carolinas LLC
		$6,196	4.00%, 09/30/2042	1,505	1,461
Diversified Financial Services - 1.96%			Duke Energy Corp
Aircastle Ltd			3.75%, 04/15/2024	1,500	1,532
4.63%, 12/15/2018	380	397	Dynegy Inc
5.13%, 03/15/2021	2,340	2,410	6.75%, 11/01/2019(a)	715	738
5.50%, 02/15/2022	530	553	7.38%, 11/01/2022(a)	1,385	1,433
7.63%, 04/15/2020	240	277	Edison International
Ally Financial Inc			3.75%, 09/15/2017	1,420	1,487
4.75%, 09/10/2018	220	228	Electricite de France SA
Corp Financiera de Desarrollo SA			2.15%, 01/22/2019(a)	1,805	1,823
4.75%, 07/15/2025(a)	1,500	1,519	4.88%, 01/22/2044(a)	1,140	1,209
Countrywide Financial Corp			5.63%, 12/29/2049(a),(c)	4,365	4,534
6.25%, 05/15/2016	4,530	4,695	Elwood Energy LLC
Credit Acceptance Corp			8.16%, 07/05/2026	664	739
6.13%, 02/15/2021	3,010	3,025	Energy Future Intermediate Holding Co LLC /
7.38%, 03/15/2023(a)	1,275	1,313	EFIH Finance Inc
Denali Borrower LLC / Denali Finance Corp			0.00%, 03/01/2022(a),(c),(f)	357	387
5.63%, 10/15/2020(a)	1,420	1,480	Exelon Corp
Fly Leasing Ltd			2.85%, 06/15/2020	4,560	4,581
6.38%, 10/15/2021	2,050	2,081	3.95%, 06/15/2025	3,225	3,269
General Electric Capital Corp			5.10%, 06/15/2045	830	856
0.55%, 05/15/2017(c)	4,625	4,632	Florida Power & Light Co
5.25%, 06/29/2049(c)	2,690	2,757	4.05%, 06/01/2042	1,035	1,027
5.30%, 02/11/2021	23,750	26,821	4.13%, 02/01/2042	755	758
5.88%, 01/14/2038	1,865	2,288	Indiantown Cogeneration LP
HSBC Finance Capital Trust IX			9.77%, 12/15/2020	821	940
5.91%, 11/30/2035	1,800	1,803	Lamar Funding Ltd
Icahn Enterprises LP / Icahn Enterprises			3.96%, 05/07/2025(a)	2,000	1,937
Finance Corp			Miran Mid-Atlantic Series C Pass Through
3.50%, 03/15/2017	395	399	Trust
4.88%, 03/15/2019	940	969	10.06%, 12/30/2028	2,197	2,384
6.00%, 08/01/2020	1,025	1,079	Mirant Mid-Atlantic Series B Pass Through
ILFC E-Capital Trust II			Trust
6.25%, 12/21/2065(a),(c)	155	152	9.13%, 06/30/2017	156	165
International Lease Finance Corp			Northern States Power Co/MN
2.24%, 06/15/2016(c)	30	30	3.40%, 08/15/2042	265	234
6.25%, 05/15/2019	2,405	2,621	NRG Energy Inc
8.62%, 09/15/2015(c)	970	976	6.25%, 05/01/2024	835	820
National Rural Utilities Cooperative Finance			8.25%, 09/01/2020	820	854
Corp			Oncor Electric Delivery Co LLC
0.53%, 05/12/2017(c)	4,200	4,201	2.15%, 06/01/2019	4,630	4,615
4.75%, 04/30/2043(c)	855	852	5.25%, 09/30/2040	950	1,064

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Food- 1.18%
Pacific Gas & Electric Co			Cencosud SA
3.50%, 06/15/2025	$3,320	$3,330	5.50%, 01/20/2021(a)	$4,150	$4,390
4.45%, 04/15/2042	645	651	5.50%, 01/20/2021	2,100	2,221
PacifiCorp			Gruma SAB de CV
3.85%, 06/15/2021	1,137	1,211	4.88%, 12/01/2024(a)	4,550	4,773
4.10%, 02/01/2042	1,675	1,652	Grupo Bimbo SAB de CV
Perusahaan Listrik Negara PT			3.88%, 06/27/2024(a)	1,880	1,869
5.50%, 11/22/2021(a)	3,850	4,067	4.88%, 06/27/2044(a)	3,150	2,937
PPL Electric Utilities Corp			Ingles Markets Inc
3.00%, 09/15/2021	465	473	5.75%, 06/15/2023	1,305	1,331
4.75%, 07/15/2043	1,435	1,564	JBS USA LLC / JBS USA Finance Inc
PPL WEM Ltd / Western Power Distribution			5.75%, 06/15/2025(a)	915	907
Ltd			JM Smucker Co/The
3.90%, 05/01/2016(a)	2,470	2,513	2.50%, 03/15/2020(a)	2,000	1,996
5.38%, 05/01/2021(a)	5,140	5,730	3.50%, 03/15/2025(a)	2,910	2,868
Public Service Electric & Gas Co			4.38%, 03/15/2045(a)	3,750	3,503
3.65%, 09/01/2042	365	338	Kraft Foods Group Inc
Puget Energy Inc			5.00%, 06/04/2042	2,220	2,263
6.00%, 09/01/2021	2,935	3,380	Kraft Heinz Foods Co
Southern California Edison Co			2.80%, 07/02/2020(a)	6,475	6,502
3.60%, 02/01/2045	3,015	2,762	5.00%, 07/15/2035(a)	1,155	1,196
3.90%, 12/01/2041	390	376	5.20%, 07/15/2045(a)	7,345	7,708
4.05%, 03/15/2042	1,610	1,587	Smithfield Foods Inc
Virginia Electric & Power Co			5.25%, 08/01/2018(a)	640	654
4.00%, 01/15/2043	245	236	5.88%, 08/01/2021(a)	1,425	1,487
4.45%, 02/15/2044	1,560	1,616	Wm Wrigley Jr Co
4.65%, 08/15/2043	1,620	1,730	2.40%, 10/21/2018(a)	1,650	1,672
Wisconsin Power & Light Co			3.38%, 10/21/2020(a)	2,745	2,824
4.10%, 10/15/2044	1,745	1,742			$51,101

		$98,632	Forest Products & Paper - 0.17%
Electronics - 0.17%			Cascades Inc
Keysight Technologies Inc			5.50%, 07/15/2022(a)	1,010	977
3.30%, 10/30/2019(a)	4,300	4,294	Domtar Corp
4.55%, 10/30/2024(a)	2,790	2,712	6.25%, 09/01/2042	2,155	2,203
Sanmina Corp			Georgia-Pacific LLC
4.38%, 06/01/2019(a)	210	213	5.40%, 11/01/2020(a)	595	666
		$7,219	Klabin Finance SA
			5.25%, 07/16/2024(a)	1,600	1,545
Engineering & Construction - 0.07%			Resolute Forest Products Inc
Aguila 3 SA			5.88%, 05/15/2023	645	539
7.88%, 01/31/2018(a)	390	400
			Sappi Papier Holding GmbH
SBA Tower Trust			7.50%, 06/15/2032(a)	630	595
2.90%, 10/15/2044(a)	2,700	2,704
			Tembec Industries Inc
		$3,104	9.00%, 12/15/2019(a)	805	652
Entertainment - 0.29%			Verso Paper Holdings LLC / Verso Paper Inc
Carmike Cinemas Inc			11.75%, 01/15/2019	835	368
6.00%, 06/15/2023(a)	470	479			$7,545
CCM Merger Inc			Gas - 0.05%
9.13%, 05/01/2019(a)	2,640	2,851
			Dominion Gas Holdings LLC
Cinemark USA Inc			4.80%, 11/01/2043	75	73
4.88%, 06/01/2023	2,555	2,514	Nakilat Inc
DreamWorks Animation SKG Inc			6.07%, 12/31/2033	350	407
6.88%, 08/15/2020(a)	1,435	1,417
			Talent Yield Investments Ltd
Eldorado Resorts Inc			4.50%, 04/25/2022(a)	1,500	1,553
7.00%, 08/01/2023(a)	1,175	1,178
Lions Gate Entertainment Corp					$2,033
5.25%, 08/01/2018	125	129	Healthcare - Products - 1.04%
Peninsula Gaming LLC / Peninsula Gaming			Becton Dickinson and Co
Corp			2.68%, 12/15/2019	2,900	2,921
8.38%, 02/15/2018(a)	1,200	1,251	ConvaTec Finance International SA
Regal Entertainment Group			8.25%, PIK 8.25%, 01/15/2019(a),(e)	2,250	2,222
5.75%, 03/15/2022	1,785	1,830	ConvaTec Healthcare E SA
WMG Acquisition Corp			10.50%, 12/15/2018(a)	400	421
6.00%, 01/15/2021(a)	126	129	DJO Finco Inc / DJO Finance LLC / DJO
WMG Holdings Corp			Finance Corp
13.75%, 10/01/2019	755	817	8.13%, 06/15/2021(a)	1,245	1,279
		$12,595	Kinetic Concepts Inc / KCI USA Inc
			10.50%, 11/01/2018	1,325	1,409
Environmental Control - 0.03%			Medtronic Inc
Republic Services Inc			2.50%, 03/15/2020(a)	2,160	2,173
3.80%, 05/15/2018	1,215	1,278	3.50%, 03/15/2025(a)	680	679

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Products (continued)			Home Builders (continued)
Medtronic Inc (continued)			Lennar Corp (continued)
4.38%, 03/15/2035(a)	$ 5,170	$5,175	4.50%, 11/15/2019	$675	$698
4.63%, 03/15/2045(a)	7,510	7,598	4.75%, 11/15/2022(c)	2,810	2,817
Universal Hospital Services Inc			Standard Pacific Corp
7.63%, 08/15/2020	1,470	1,374	5.88%, 11/15/2024	520	534
Zimmer Biomet Holdings Inc			WCI Communities Inc
2.00%, 04/01/2018	4,000	3,997	6.88%, 08/15/2021	2,105	2,184
2.70%, 04/01/2020	10,765	10,727	Woodside Homes Co LLC / Woodside Homes
3.15%, 04/01/2022	1,035	1,007	Finance Inc
3.55%, 04/01/2025	3,915	3,781	6.75%, 12/15/2021(a)	1,725	1,630
4.25%, 08/15/2035	325	307			$10,709

		$45,070	Home Equity Asset Backed Securities - 0.04%
Healthcare - Services - 1.31%			First NLC Trust 2005-1
Centene Corp			0.68%, 05/25/2035(c)	325	226
4.75%, 05/15/2022	8,290	8,331	JP Morgan Mortgage Acquisition Trust 2006-
5.75%, 06/01/2017	5,385	5,658	CW2
CHS/Community Health Systems Inc			0.34%, 08/25/2036(c)	863	810
5.13%, 08/01/2021	95	99	New Century Home Equity Loan Trust 2005-
Fresenius Medical Care US Finance II Inc			1
4.75%, 10/15/2024(a)	1,180	1,180	0.77%, 03/25/2035(c)	85	85
5.88%, 01/31/2022(a)	985	1,064	Saxon Asset Securities Trust 2004-1
Fresenius Medical Care US Finance Inc			1.88%, 03/25/2035(c)	282	135
6.50%, 09/15/2018(a)	330	365	Specialty Underwriting & Residential Finance
HCA Holdings Inc			Trust Series 2004-BC1
6.25%, 02/15/2021	925	1,013	0.96%, 02/25/2035(c)	303	278
HCA Inc					$1,534
4.75%, 05/01/2023	2,685	2,755
5.00%, 03/15/2024	1,045	1,088	Insurance - 1.81%
5.25%, 04/15/2025	1,500	1,579	American International Group Inc
5.38%, 02/01/2025	225	230	3.38%, 08/15/2020	6,505	6,750
5.88%, 03/15/2022	580	636	3.75%, 07/10/2025	7,060	7,060
IASIS Healthcare LLC / IASIS Capital Corp			4.50%, 07/16/2044	6,000	5,772
8.38%, 05/15/2019	310	323	4.80%, 07/10/2045	1,470	1,471
LifePoint Health Inc			CNO Financial Group Inc
5.50%, 12/01/2021	355	368	4.50%, 05/30/2020	650	671
			Liberty Mutual Group Inc
MPH Acquisition Holdings LLC			4.25%, 06/15/2023(a)	2,270	2,341
6.63%, 04/01/2022(a)	2,390	2,474
			7.00%, 03/07/2067(a),(c)	2,760	2,829
Roche Holdings Inc			7.80%, 03/07/2087(a)	2,795	3,312
6.00%, 03/01/2019(a)	870	992
			Pricoa Global Funding I
Tenet Healthcare Corp			2.20%, 05/16/2019(a)	3,170	3,175
6.00%, 10/01/2020	155	169
6.75%, 06/15/2023(a)	515	538	Prudential Financial Inc
			5.38%, 05/15/2045(c)	6,175	6,098
UnitedHealth Group Inc
1.90%, 07/16/2018	2,425	2,435	TIAA Asset Management Finance Co LLC
			2.95%, 11/01/2019(a)	6,675	6,744
2.70%, 07/15/2020	7,730	7,820	4.13%, 11/01/2024(a)	3,030	3,086
4.63%, 07/15/2035	4,780	4,964
4.75%, 07/15/2045	6,600	6,903	Voya Financial Inc
			2.90%, 02/15/2018	3,800	3,900
WellCare Health Plans Inc			5.65%, 05/15/2053(c)	8,965	9,159
5.75%, 11/15/2020	5,390	5,659
		$56,643	XLIT Ltd
			4.45%, 03/31/2025	9,415	9,368
Holding Companies - Diversified - 0.24%			5.50%, 03/31/2045	6,890	6,598
Alfa SAB de CV					$78,334
5.25%, 03/25/2024(a)	2,650	2,763
Alphabet Holding Co Inc			Internet - 0.24%
7.75%, 11/01/2017	820	821	Alibaba Group Holding Ltd
			3.13%, 11/28/2021(a)	3,200	3,143
Argos Merger Sub Inc			3.60%, 11/28/2024(a)	4,100	3,937
7.13%, 03/15/2023(a)	1,115	1,179
			Zayo Group LLC / Zayo Capital Inc
Brixmor Operating Partnership LP			6.00%, 04/01/2023(a)	2,115	2,122
3.85%, 02/01/2025	2,915	2,813
MUFG Americas Holdings Corp			10.13%, 07/01/2020	883	980
2.25%, 02/10/2020	1,180	1,172			$10,182
3.00%, 02/10/2025	1,570	1,492	Iron & Steel - 0.32%
		$10,240	AK Steel Corp
Home Builders - 0.25%			7.63%, 05/15/2020	820	584
Beazer Homes USA Inc			ArcelorMittal
6.63%, 04/15/2018	685	706	5.13%, 06/01/2020	225	226
			6.13%, 06/01/2018	345	365
KB Home			6.25%, 03/01/2021(c)	1,715	1,732
4.75%, 05/15/2019	390	389	7.75%, 10/15/2039(c)	2,165	2,089
Lennar Corp
4.13%, 12/01/2018	1,725	1,751	Commercial Metals Co
			4.88%, 05/15/2023	2,785	2,548

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel (continued)			Media (continued)
Commercial Metals Co (continued)			Comcast Corp (continued)
7.35%, 08/15/2018	$740	$796	4.60%, 08/15/2045	$325	$331
Glencore Funding LLC			6.40%, 03/01/2040	1,975	2,486
3.13%, 04/29/2019(a)	945	944	6.50%, 11/15/2035	330	418
Samarco Mineracao SA			CSC Holdings LLC
5.38%, 09/26/2024(a)	2,700	2,548	6.75%, 11/15/2021	280	291
Signode Industrial Group Lux SA/Signode			8.63%, 02/15/2019	185	210
Industrial Group US Inc			DIRECTV Holdings LLC / DIRECTV
6.38%, 05/01/2022(a)	2,240	2,190	Financing Co Inc
		$14,022	3.80%, 03/15/2022	2,145	2,149
			4.45%, 04/01/2024	8,950	9,202
Leisure Products & Services - 0.08%			6.00%, 08/15/2040	1,560	1,615
Harley-Davidson Inc			6.38%, 03/01/2041	1,195	1,308
3.50%, 07/28/2025	480	481	DISH DBS Corp
4.63%, 07/28/2045	1,725	1,727	4.25%, 04/01/2018	710	722
Jarden Corp			5.88%, 07/15/2022	1,890	1,881
6.13%, 11/15/2022	110	114	5.88%, 11/15/2024	1,125	1,091
NCL Corp Ltd			6.75%, 06/01/2021	4,605	4,870
5.25%, 11/15/2019(a)	920	952
			7.88%, 09/01/2019	1,517	1,697
		$3,274	Myriad International Holdings BV
Lodging - 0.19%			5.50%, 07/21/2025(a)	1,800	1,827
Boyd Gaming Corp			NBCUniversal Enterprise Inc
6.88%, 05/15/2023	515	536	0.97%, 04/15/2018(a),(c)	5,490	5,495
9.00%, 07/01/2020	364	396	NBCUniversal Media LLC
Grupo Posadas SAB de CV			2.88%, 01/15/2023	4,325	4,243
7.88%, 06/30/2022(a)	1,050	1,064	4.45%, 01/15/2043	1	1
MGM Resorts International			Numericable-SFR SAS
6.00%, 03/15/2023	705	717	6.00%, 05/15/2022(a)	235	239
6.63%, 12/15/2021	1,065	1,125	RCN Telecom Services LLC / RCN Capital
7.75%, 03/15/2022	85	94	Corp
8.63%, 02/01/2019	190	214	8.50%, 08/15/2020(a)	1,685	1,761
10.00%, 11/01/2016	1,205	1,308	Time Warner Cable Inc
Wyndham Worldwide Corp			4.13%, 02/15/2021	2,840	2,903
2.50%, 03/01/2018	2,920	2,922	4.50%, 09/15/2042	4,105	3,312
		$8,376	5.88%, 11/15/2040	10	10
			6.75%, 07/01/2018	920	1,024
Machinery - Construction & Mining - 0.02%			8.75%, 02/14/2019	1,165	1,382
Vander Intermediate Holding II Corp			Time Warner Inc
9.75%, PIK 9.75%, 02/01/2019(a),(e)	875	798	2.10%, 06/01/2019	1,080	1,077
			4.05%, 12/15/2023	5,060	5,224
Machinery - Diversified - 0.03%			6.25%, 03/29/2041	6,685	7,741
CNH Industrial America LLC			Unitymedia GmbH
			6.13%, 01/15/2025(a)	895	924
7.25%, 01/15/2016	150	153
CNH Industrial Capital LLC			Unitymedia Hessen GmbH & Co KG /
3.88%, 07/16/2018(a)	1,330	1,340	Unitymedia NRW GmbH
			5.50%, 01/15/2023(a)	1,275	1,299
		$1,493
			Univision Communications Inc
Media - 2.79%			8.50%, 05/15/2021(a)	1,355	1,429
21st Century Fox America Inc			Viacom Inc
4.75%, 09/15/2044	850	837	4.85%, 12/15/2034	3,225	2,970
5.40%, 10/01/2043	1,465	1,581	5.85%, 09/01/2043	1,780	1,756
6.15%, 02/15/2041	4,315	5,060	VTR Finance BV
Cable One Inc			6.88%, 01/15/2024(a)	2,255	2,294
5.75%, 06/15/2022(a)	465	475	WideOpenWest Finance LLC /
Cablevision Systems Corp			WideOpenWest Capital Corp
8.00%, 04/15/2020	990	1,079	13.38%, 10/15/2019	1,535	1,669
CBS Corp			10.25%, 07/15/2019	1,395	1,477
5.75%, 04/15/2020	1,640	1,851			$120,448
CCO Holdings LLC / CCO Holdings Capital
Corp			Metal Fabrication & Hardware - 0.07%
5.13%, 05/01/2023(a)	4,820	4,772	Elementia SAB de CV
			5.50%, 01/15/2025(a)	1,500	1,515
CCO Safari II LLC
3.58%, 07/23/2020(a)	3,930	3,942	Wise Metals Intermediate Holdings LLC/Wise
4.91%, 07/23/2025(a)	7,510	7,527	Holdings Finance Corp
6.38%, 10/23/2035(a)	755	772	9.75%, PIK 9.75%, 06/15/2019(a),(e)	1,455	1,491
6.48%, 10/23/2045(a)	2,685	2,779			$3,006
6.83%, 10/23/2055(a)	2,395	2,463
			Mining - 0.96%
Columbus International Inc			Anglo American Capital PLC
7.38%, 03/30/2021(a)	1,000	1,063	1.24%, 04/15/2016(a),(c)	4,150	4,150
Comcast Corp			3.63%, 05/14/2020(a)	2,355	2,288
3.38%, 02/15/2025	7,450	7,416	Barrick Gold Corp
4.20%, 08/15/2034	510	503	3.85%, 04/01/2022	5,060	4,544

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mining (continued)			Mortgage Backed Securities (continued)
Barrick North America Finance LLC			Freddie Mac REMICS (continued)
4.40%, 05/30/2021	$2,881	$2,794	3.50%, 02/15/2028		$7,553	$849
BHP Billiton Finance USA Ltd			4.00%, 09/15/2021		77	78
2.05%, 09/30/2018	1,670	1,678	4.00%, 04/15/2025(c)		8,356	660
FMG Resources August 2006 Pty Ltd			4.00%, 05/15/2028(c)		29,254	3,033
6.88%, 04/01/2022(a)	1,895	1,095	6.56%, 09/15/2034(c)		1,161	106
8.25%, 11/01/2019(a)	880	640	Freddie Mac Structured Agency Credit Risk
9.75%, 03/01/2022(a)	405	373	Debt Notes
Freeport-McMoRan Inc			1.04%, 04/25/2024(c)		7,333	7,312
2.30%, 11/14/2017	3,895	3,700	1.09%, 10/25/2027(c)		7,331	7,324
4.00%, 11/14/2021	4,000	3,490	1.34%, 12/25/2027(c)		8,188	8,198
5.40%, 11/14/2034	905	679	1.44%, 01/25/2025(c)		4,908	4,911
Newmont Mining Corp			1.54%, 08/25/2024(c)		2,434	2,433
4.88%, 03/15/2042	4,295	3,349	1.59%, 10/25/2024(c)		1,843	1,843
Rio Tinto Finance USA Ltd			1.64%, 09/25/2024(c)		13,739	13,806
3.50%, 11/02/2020	749	776	1.84%, 08/25/2024(c)		4,157	4,174
3.75%, 06/15/2025	425	415	2.59%, 08/25/2024(c)		5,750	5,816
4.13%, 05/20/2021	2,885	3,051	Ginnie Mae
9.00%, 05/01/2019	2,670	3,295	1.75%, 10/16/2037		879	890
Rio Tinto Finance USA PLC			4.50%, 05/16/2043(c)		4,029	646
2.00%, 03/22/2017	2,350	2,365	4.50%, 04/16/2044		1,419	197
Southern Copper Corp			5.00%, 10/16/2022(c)		2,006	60
5.88%, 04/23/2045	1,250	1,145	Impac CMB Trust Series 2007-A
St Barbara Ltd			0.44%, 05/25/2037(a),(c)		1,839	1,766
8.88%, 04/15/2018(a)	880	794	Merrill Lynch Mortgage Investors Trust Series
Taseko Mines Ltd			2005	-A8
7.75%, 04/15/2019	330	234	0.54%, 08/25/2036(c)		180	158
Teck Resources Ltd			Residential Asset Securitization Trust 2004-
5.20%, 03/01/2042	955	659	A10
		$41,514	5.50%, 02/25/2035		168	169
			Wells Fargo Mortgage Backed Securities
Miscellaneous Manufacturing - 0.48%			2005-AR16 Trust
Bombardier Inc			2.64%, 03/25/2035(c)		454	447
5.50%, 09/15/2018(a)	1,100	1,034
7.50%, 03/15/2025(a)	575	476				$76,367
Ingersoll-Rand Global Holding Co Ltd			Office & Business Equipment - 0.07%
2.88%, 01/15/2019	1,065	1,082	Xerox Corp
5.75%, 06/15/2043	790	886	2.95%, 03/15/2017		555	567
Ingersoll-Rand Luxembourg Finance SA			6.75%, 02/01/2017		550	590
3.55%, 11/01/2024	3,405	3,357	6.75%, 12/15/2039		1,730	1,968
4.65%, 11/01/2044	1,185	1,133				$3,125
Siemens Financieringsmaatschappij NV
2.15%, 05/27/2020(a)	4,440	4,390	Oil & Gas - 3.18%
3.25%, 05/27/2025(a)	2,625	2,587	Anadarko Petroleum Corp
4.40%, 05/27/2045(a)	800	791	3.45%, 07/15/2024		4,585	4,480
Tyco Electronics Group SA			4.50%, 07/15/2044		400	364
0.49%, 01/29/2016(c)	1,735	1,734	6.45%, 09/15/2036		625	702
2.38%, 12/17/2018	150	152	Apache Corp
3.50%, 02/03/2022	2,935	2,989	4.25%, 01/15/2044		2,680	2,282
7.13%, 10/01/2037	105	137	4.75%, 04/15/2043		2,395	2,191
		$20,748	Baytex Energy Corp
			5.13%, 06/01/2021(a)		370	329
Mortgage Backed Securities - 1.77%			BP Capital Markets PLC
Adjustable Rate Mortgage Trust 2004-2			0.82%, 05/10/2019(c)		6,585	6,565
1.33%, 02/25/2035(c)	53	53	Carrizo Oil & Gas Inc
Fannie Mae REMIC Trust 2005-W2			6.25%, 04/15/2023		145	139
0.39%, 05/25/2035(c)	585	579	7.50%, 09/15/2020		2,812	2,826
Fannie Mae REMICS			Chaparral Energy Inc
2.25%, 07/25/2040	312	308	7.63%, 11/15/2022		1,456	852
3.50%, 11/25/2027(c)	2,673	298	9.88%, 10/01/2020		655	444
6.31%, 12/25/2021(c)	1,178	129	Chesapeake Energy Corp
6.31%, 03/25/2022(c)	782	89	3.54%, 04/15/2019(c)		1,010	851
38.09%, 08/25/2035(c)	31	7	4.88%, 04/15/2022		700	563
Freddie Mac REMICS			6.13%, 02/15/2021		615	530
0.64%, 06/15/2023(c)	43	43	6.50%, 08/15/2017		295	288
0.79%, 08/15/2018(c)	418	421	CNOOC Finance 2013 Ltd
1.25%, 09/15/2033	3,852	3,862	3.00%, 05/09/2023		2,600	2,461
2.00%, 02/15/2036(c)	1,365	1,362	CNOOC Nexen Finance 2014 ULC
2.75%, 03/15/2041	1,710	1,748	4.25%, 04/30/2024		1,775	1,813
3.00%, 09/15/2025(c)	6,174	392	ConocoPhillips Co
3.00%, 05/15/2027(c)	12,541	923	1.18%, 05/15/2022(c)		3,300	3,313
3.00%, 10/15/2027(c)	1,735	197	5.75%, 02/01/2019		500	565
3.00%, 02/15/2029(c)	11,400	1,080

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Continental Resources Inc/OK			Seven Generations Energy Ltd
3.80%, 06/01/2024	$3,800	$3,345	6.75%, 05/01/2023(a)	$285	$279
4.50%, 04/15/2023	1,945	1,806	Seventy Seven Operating LLC
Denbury Resources Inc			6.63%, 11/15/2019	1,385	1,008
5.50%, 05/01/2022	1,055	836	Shell International Finance BV
Devon Energy Corp			3.25%, 05/11/2025	2,975	2,939
2.25%, 12/15/2018	4,935	4,946	4.38%, 05/11/2045	4,720	4,715
5.00%, 06/15/2045	2,570	2,485	Southwestern Energy Co
Drill Rigs Holdings Inc			4.05%, 01/23/2020	6,655	6,769
6.50%, 10/01/2017(a)	330	264	Sunoco LP / Sunoco Finance Corp
Ecopetrol SA			5.50%, 08/01/2020(a)	765	778
5.38%, 06/26/2026	1,200	1,164	6.38%, 04/01/2023(a)	1,075	1,105
Encana Corp			Talisman Energy Inc
5.15%, 11/15/2041	1,035	928	3.75%, 02/01/2021	3,505	3,439
EP Energy LLC / Everest Acquisition Finance			5.50%, 05/15/2042	4,680	4,204
Inc			7.75%, 06/01/2019	2,355	2,698
6.38%, 06/15/2023(a)	845	790	Ultra Petroleum Corp
9.38%, 05/01/2020	2,330	2,406	6.13%, 10/01/2024(a)	1,475	1,136
Halcon Resources Corp			Whiting Canadian Holding Co ULC
8.63%, 02/01/2020(a)	275	263	8.13%, 12/01/2019	410	423
8.88%, 05/15/2021	255	133	Woodside Finance Ltd
9.25%, 02/15/2022	325	162	3.65%, 03/05/2025(a)	1,065	1,028
9.75%, 07/15/2020	1,115	602	WPX Energy Inc
KazMunayGas National Co JSC			7.50%, 08/01/2020	830	842
4.40%, 04/30/2023(a)	2,250	2,036	YPF SA
Kerr-McGee Corp			8.50%, 07/28/2025(a)	1,425	1,373
7.88%, 09/15/2031	2,235	2,925	8.88%, 12/19/2018(a)	2,425	2,522
Linn Energy LLC / Linn Energy Finance					$137,352
Corp
6.25%, 11/01/2019(c)	820	497	Oil & Gas Services - 0.18%
6.50%, 05/15/2019	1,015	624	Exterran Partners LP / EXLP Finance Corp
8.63%, 04/15/2020	310	191	6.00%, 10/01/2022	395	353
Marathon Petroleum Corp			PHI Inc
4.75%, 09/15/2044	3,485	3,240	5.25%, 03/15/2019	755	685
Matador Resources Co			Weatherford International LLC
6.88%, 04/15/2023(a)	145	147	6.35%, 06/15/2017	850	896
Nabors Industries Inc			Weatherford International Ltd/Bermuda
2.35%, 09/15/2016	1,400	1,398	5.13%, 09/15/2020	1,190	1,153
Noble Energy Inc			5.95%, 04/15/2042	6,005	4,791
3.90%, 11/15/2024	4,485	4,364			$7,878
5.05%, 11/15/2044	3,025	2,828	Other Asset Backed Securities - 1.03%
Northern Blizzard Resources Inc			Chase Funding Trust Series 2003-5
7.25%, 02/01/2022(a)	715	668	0.79%, 07/25/2033(c)	809	745
Oasis Petroleum Inc			Chase Funding Trust Series 2004-1
6.50%, 11/01/2021	455	414	0.65%, 12/25/2033(c)	23	21
6.88%, 03/15/2022	290	267	Countrywide Asset-Backed Certificates
6.88%, 01/15/2023	1,820	1,647	0.35%, 10/25/2047(c)	346	345
Ocean Rig UDW Inc			1.80%, 01/25/2034(c)	12	12
7.25%, 04/01/2019(a)	1,320	832	Dell Equipment Finance Trust 2014-1
Odebrecht Offshore Drilling Finance Ltd			0.64%, 07/22/2016(a)	2,400	2,401
6.63%, 10/01/2023(a)	853	542	Dell Equipment Finance Trust 2015-1
6.75%, 10/01/2023(a)	2,573	1,660	1.01%, 07/24/2017(a)	14,000	14,007
Pacific Rubiales Energy Corp			GE Equipment Transportation LLC Series
5.13%, 03/28/2023(a)	1,700	1,075	2013-2
5.63%, 01/19/2025(a)	2,475	1,565	0.61%, 06/24/2016(c)	62	63
PDC Energy Inc			GreatAmerica Leasing Receivables
7.75%, 10/15/2022	2,250	2,320	0.61%, 05/15/2016(a),(c)	1,537	1,536
Petroleos Mexicanos			GreatAmerica Leasing Receivables Funding
4.50%, 01/23/2026(a)	1,500	1,471	LLC
6.38%, 01/23/2045	1,825	1,874	1.66%, 04/17/2017(a)	708	710
Phillips 66			JP Morgan Mortgage Acquisition Trust 2007-
4.65%, 11/15/2034	2,180	2,150	CH3
4.88%, 11/15/2044	1,120	1,082	0.34%, 03/25/2037(c)	1,767	1,744
Pride International Inc			Kubota Credit Owner Trust 2015-1
6.88%, 08/15/2020	6,900	7,731	1.54%, 03/15/2019(a),(c)	8,880	8,898
QEP Resources Inc			Popular ABS Mortgage Pass-Through Trust
5.25%, 05/01/2023	1,025	948	2005-1
6.80%, 04/01/2018	200	203	0.46%, 05/25/2035(c)	1,192	1,054
Rowan Cos Inc			Trade MAPS 1 Ltd
5.00%, 09/01/2017	1,875	1,932	0.89%, 12/10/2018(a),(c)	11,500	11,501
5.40%, 12/01/2042	4,920	3,775

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Pipelines - 2.11%
Volvo Financial Equipment LLC Series 2014-			Boardwalk Pipelines LP
1			3.38%, 02/01/2023	$4,445	$3,992
0.54%, 11/15/2016(a),(c)	$1,507	$1,506	Columbia Pipeline Group Inc
		$44,543	3.30%, 06/01/2020(a)	4,885	4,908
			Enable Midstream Partners LP
Packaging & Containers - 0.45%			2.40%, 05/15/2019(a)	3,710	3,540
Ardagh Finance Holdings SA			3.90%, 05/15/2024(a)	1,590	1,448
8.63%, PIK 8.63%, 06/15/2019(a),(e)	381	398
			Enbridge Inc
Ardagh Packaging Finance PLC / Ardagh			0.73%, 06/02/2017(c)	4,580	4,528
Holdings USA Inc			3.50%, 06/10/2024	3,025	2,792
3.29%, 12/15/2019(a),(c)	1,150	1,134
6.00%, 06/30/2021(a)	220	219	Energy Transfer Equity LP
7.00%, 11/15/2020(a)	46	46	5.88%, 01/15/2024	410	417
			Energy Transfer Partners LP
Berry Plastics Corp			4.05%, 03/15/2025	5,465	5,088
5.13%, 07/15/2023	385	378	4.15%, 10/01/2020	3,330	3,416
5.50%, 05/15/2022	885	894	4.90%, 03/15/2035	950	846
Beverage Packaging Holdings Luxembourg II			EnLink Midstream Partners LP
SA / Beverage Packaging Holdings II			4.15%, 06/01/2025	3,440	3,247
5.63%, 12/15/2016(a)	240	239
6.00%, 06/15/2017(a)	660	657	4.40%, 04/01/2024	904	885
			5.05%, 04/01/2045	1,210	1,059
Coveris Holding Corp			Enterprise Products Operating LLC
10.00%, 06/01/2018(a)	960	1,003
			3.70%, 02/15/2026	1,915	1,854
Coveris Holdings SA			4.90%, 05/15/2046	2,730	2,565
7.88%, 11/01/2019(a)	885	874
			Kinder Morgan Energy Partners LP
Crown Cork & Seal Co Inc			4.70%, 11/01/2042	1,540	1,264
7.38%, 12/15/2026	1,860	2,074	5.00%, 10/01/2021	5,575	5,832
Packaging Corp of America			5.63%, 09/01/2041	1,035	952
4.50%, 11/01/2023	5,775	6,038	Kinder Morgan Inc/DE
Reynolds Group Issuer Inc / Reynolds Group			3.05%, 12/01/2019	4,445	4,408
Issuer LLC / Reynolds Group Issuer			5.05%, 02/15/2046	850	722
(Luxembourg) S.A.			ONEOK Partners LP
7.88%, 08/15/2019	1,065	1,105	4.90%, 03/15/2025	2,515	2,462
Rock-Tenn Co			Sabine Pass Liquefaction LLC
3.50%, 03/01/2020	4,330	4,448	5.63%, 02/01/2021(c)	990	1,010
		$19,507	5.63%, 03/01/2025(a)	910	896
Pharmaceuticals - 1.36%			6.25%, 03/15/2022	745	767
AbbVie Inc			Sabine Pass LNG LP
2.50%, 05/14/2020	5,245	5,213	7.50%, 11/30/2016	350	364
3.60%, 05/14/2025	4,565	4,497	TransCanada PipeLines Ltd
4.70%, 05/14/2045	3,975	3,879	4.63%, 03/01/2034	965	947
Actavis Funding SCS			5.00%, 10/16/2043	1,605	1,608
3.00%, 03/12/2020	5,980	5,950	7.13%, 01/15/2019	730	847
3.45%, 03/15/2022	2,000	1,967	Transportadora de Gas Internacional SA ESP
3.80%, 03/15/2025	380	370	5.70%, 03/20/2022(a)	300	318
4.55%, 03/15/2035	3,465	3,256	5.70%, 03/20/2022	3,250	3,445
4.75%, 03/15/2045	2,255	2,126	Western Gas Partners LP
Forest Laboratories LLC			3.95%, 06/01/2025	3,265	3,122
5.00%, 12/15/2021(a)	7,670	8,311	5.45%, 04/01/2044	4,215	4,233
Hospira Inc			Williams Cos Inc/The
5.20%, 08/12/2020	3,626	4,057	7.88%, 09/01/2021	2,770	3,192
JLL/Delta Dutch Pledgeco BV			Williams Partners LP
8.75%, PIK 8.75%, 05/01/2020(a),(e)	995	1,026	3.60%, 03/15/2022	4,780	4,612
Omnicare Inc			5.10%, 09/15/2045	830	717
4.75%, 12/01/2022	4,935	5,213	Williams Partners LP / ACMP Finance Corp
5.00%, 12/01/2024	1,835	1,945	4.88%, 05/15/2023	4,760	4,662
Par Pharmaceutical Cos Inc			4.88%, 03/15/2024	2,950	2,901
7.38%, 10/15/2020	2,267	2,406	6.13%, 07/15/2022	1,100	1,155
Perrigo Co PLC					$91,021
1.30%, 11/08/2016	690	686	Real Estate - 0.12%
Valeant Pharmaceuticals International Inc
5.38%, 03/15/2020(a)	1,270	1,305	China Overseas Finance Cayman VI Ltd
5.50%, 03/01/2023(a)	545	557	4.25%, 05/08/2019	1,450	1,494
5.88%, 05/15/2023(a)	2,870	2,985	Crescent Resources LLC / Crescent Ventures
7.50%, 07/15/2021(a)	1,710	1,855	Inc
			10.25%, 08/15/2017(a)	1,310	1,375
Wyeth LLC			Prologis LP
6.00%, 02/15/2036	565	692	4.25%, 08/15/2023	1,445	1,494
Zoetis Inc			6.88%, 03/15/2020	743	857
1.15%, 02/01/2016	490	491			$5,220
		$58,787
			REITS - 0.74%
			DDR Corp
			3.63%, 02/01/2025	3,310	3,168

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)			Semiconductors - 0.24%
DuPont Fabros Technology LP			Intel Corp
5.88%, 09/15/2021	$1,315	$1,351	3.70%, 07/29/2025		$455	$459
Equinix Inc			Micron Technology Inc
4.88%, 04/01/2020	230	236	5.25%, 01/15/2024(a)		1,500	1,440
5.38%, 01/01/2022	935	949	NXP BV / NXP Funding LLC
5.38%, 04/01/2023	730	737	5.75%, 02/15/2021(a)		200	209
Hospitality Properties Trust			QUALCOMM Inc
4.50%, 06/15/2023	940	940	3.45%, 05/20/2025		1,177	1,115
iStar Financial Inc			4.65%, 05/20/2035		3,995	3,733
3.88%, 07/01/2016	245	245	4.80%, 05/20/2045		1,065	962
4.88%, 07/01/2018	390	384	Semiconductor Manufacturing International
5.00%, 07/01/2019	125	123	Corp
9.00%, 06/01/2017	490	530	4.13%, 10/07/2019(a)		2,500	2,512
Regency Centers LP						$10,430
5.88%, 06/15/2017	7,225	7,784
Retail Properties of America Inc			Software - 0.33%
4.00%, 03/15/2025	3,160	3,061	Activision Blizzard Inc
			5.63%, 09/15/2021(a)		2,885	3,029
Scentre Group Trust 1 / Scentre Group Trust			6.13%, 09/15/2023(a)		970	1,045
2
2.38%, 04/28/2021(a)	4,030	3,906	MSCI Inc
			5.25%, 11/15/2024(a)		785	800
Select Income REIT
2.85%, 02/01/2018	2,465	2,483	Oracle Corp
3.60%, 02/01/2020	2,180	2,220	2.50%, 10/15/2022		773	747
4.15%, 02/01/2022	3,170	3,135	2.95%, 05/15/2025		5,990	5,771
Ventas Realty LP			4.38%, 05/15/2055		3,290	3,091
1.25%, 04/17/2017	790	787				$14,483
		$32,039	Sovereign - 0.99%
Retail - 1.05%			Australia Government Bond
1011778 BC ULC / New Red Finance Inc			3.25%, 04/21/2029	AUD	125	93
4.63%, 01/15/2022(a)	935	935	4.50%, 04/15/2020		200	162
			Belgium Government Bond
Building Materials Holding Corp			4.25%, 09/28/2021(a)	EUR	35	48
9.00%, 09/15/2018(a)	1,880	2,014
Claire's Stores Inc			4.25%, 09/28/2022		305	424
7.75%, 06/01/2020(a)	365	126	Bundesrepublik Deutschland
9.00%, 03/15/2019(a)	395	342	1.00%, 08/15/2024		395	451
CVS Health Corp			1.50%, 09/04/2022		200	239
2.80%, 07/20/2020	4,700	4,742	1.50%, 05/15/2024		425	507
4.13%, 05/15/2021	3,160	3,375	4.75%, 07/04/2028		15	24
4.88%, 07/20/2035	5,155	5,330	Canada Housing Trust No 1
			1.70%, 12/15/2017(a)	CAD	525	411
5.13%, 07/20/2045	5,790	6,135	2.40%, 12/15/2022(a)		40	32
CVS Pass-Through Trust
5.93%, 01/10/2034(a)	1,092	1,279	Colombia Government International Bond
7.51%, 01/10/2032(a)	2,825	3,505	7.38%, 03/18/2019		$100	116
Dollar Tree Inc			Denmark Government Bond
5.25%, 03/01/2020(a)	325	343	1.75%, 11/15/2025	DKK	750	120
5.75%, 03/01/2023(a)	650	686	Dominican Republic International Bond
			5.50%, 01/27/2025(a)		$1,850	1,859
JC Penney Corp Inc
5.65%, 06/01/2020	805	724	France Government Bond OAT
Landry's Holdings II Inc			0.50%, 05/25/2025	EUR	100	105
10.25%, 01/01/2018(a)	1,085	1,131	1.00%, 05/25/2019		300	342
Landry's Inc			1.75%, 11/25/2024		385	457
9.38%, 05/01/2020(a)	1,460	1,566	3.00%, 04/25/2022		740	951
Macy's Retail Holdings Inc			3.50%, 04/25/2026		30	41
5.90%, 12/01/2016	3,694	3,922	4.50%, 04/25/2041		25	43
6.90%, 04/01/2029	145	179	Ireland Government Bond
Michaels Stores Inc			3.40%, 03/18/2024		160	210
5.88%, 12/15/2020(a)	1,007	1,057	4.50%, 04/18/2020		200	262
Neiman Marcus Group LTD LLC			Italy Buoni Poliennali Del Tesoro
8.75%, 10/15/2021(a)	855	917	0.25%, 05/15/2018		235	258
			2.50%, 12/01/2024		100	117
Petco Holdings Inc			3.50%, 03/01/2030(a)		500	636
8.50%, PIK 8.50%, 10/15/2017(a),(e)	1,905	1,956
Rite Aid Corp			3.75%, 08/01/2021		355	449
6.13%, 04/01/2023(a)	520	540	4.25%, 09/01/2019		75	94
Suburban Propane Partners LP/Suburban			4.75%, 06/01/2017		75	89
Energy Finance Corp			5.00%, 09/01/2040		15	23
5.75%, 03/01/2025	575	573	6.00%, 05/01/2031		20	33
Tops Holding LLC / Tops Markets II Corp			Japan Government Ten Year Bond
8.00%, 06/15/2022(a)	1,320	1,310	0.50%, 12/20/2024	JPY	35,000	286
Wal-Mart Stores Inc			0.60%, 03/20/2023		30,000	249
1.00%, 04/21/2017	2,750	2,755	1.40%, 06/20/2019		81,000	688
		$45,442	1.50%, 09/20/2018		139,500	1,178

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Student Loan Asset Backed Securities (continued)
Japan Government Thirty Year Bond				SLM Private Education Loan Trust 2012-C
1.50%, 03/20/2045	JPY	36,000	$295	1.29%, 08/15/2023(a),(c)	$3,212	$3,220
Japan Government Twenty Year Bond				SLM Private Education Loan Trust 2012-D
1.40%, 09/20/2034		11,000	93	1.24%, 06/15/2023(a),(c)	7,720	7,738
1.50%, 06/20/2034		100,000	862	SLM Private Education Loan Trust 2012-E
1.90%, 03/20/2024		95,000	870	0.94%, 10/16/2023(a),(c)	3,894	3,901
Kazakhstan Government International Bond				SLM Private Education Loan Trust 2013-A
5.13%, 07/21/2025(a)		$4,000	3,958	0.79%, 08/15/2022(a),(c)	4,770	4,765
Kenya Government International Bond				SLM Private Education Loan Trust 2013-B
5.88%, 06/24/2019(a)		1,500	1,509	0.84%, 07/15/2022(a),(c)	6,321	6,325
Mexican Bonos				SLM Private Education Loan Trust 2014-A
5.00%, 12/11/2019(c)	MXN	3,500	215	0.79%, 07/15/2022(a),(c)	10,306	10,312
Mexico Government International Bond				SLM Student Loan Trust 2008-6
3.63%, 03/15/2022		$100	101	0.85%, 10/25/2017(c)	209	208
4.00%, 10/02/2023		230	237	SLM Student Loan Trust 2008-8
Netherlands Government Bond				1.20%, 10/25/2017(c)	88	88
1.75%, 07/15/2023(a)	EUR	150	180	SLM Student Loan Trust 2012-6
2.00%, 07/15/2024(a)		170	208	0.47%, 09/25/2019(c)	4,450	4,432
5.50%, 01/15/2028		25	42	SLM Student Loan Trust 2013-6
Panama Government International Bond				0.47%, 02/25/2019(c)	683	683
3.75%, 03/16/2025		$550	547			$68,638
4.00%, 09/22/2024		5,000	5,070
Poland Government Bond				Telecommunications - 3.06%
5.25%, 10/25/2020	PLN	315	95	Altice Financing SA
				6.50%, 01/15/2022(a)	475	490
Poland Government International Bond				6.63%, 02/15/2023(a)	400	412
3.00%, 03/17/2023		$1,700	1,689	7.88%, 12/15/2019(a)	400	421
Romanian Government International Bond
4.88%, 01/22/2024(a)		1,850	1,986	Altice Finco SA
				7.63%, 02/15/2025(a)	1,425	1,450
Russian Foreign Bond - Eurobond				8.13%, 01/15/2024(a)	1,720	1,789
7.50%, 03/31/2030(c)		4,096	4,793
				9.88%, 12/15/2020(a)	325	361
Spain Government Bond
0.25%, 04/30/2018	EUR	500	548	Altice SA
				7.75%, 05/15/2022(a)	340	343
0.50%, 10/31/2017		100	111
2.75%, 10/31/2024(a)		175	207	AT&T Inc
4.65%, 07/30/2025(a)		40	55	2.38%, 11/27/2018	795	802
4.85%, 10/31/2020(a)		295	388	2.45%, 06/30/2020	3,555	3,497
5.15%, 10/31/2044(a)		25	39	3.40%, 05/15/2025	3,800	3,630
5.50%, 04/30/2021(a)		100	137	4.35%, 06/15/2045	2,780	2,393
Sweden Government Bond				4.45%, 05/15/2021	4,160	4,426
1.50%, 11/13/2023	SEK	550	68	4.50%, 05/15/2035	8,985	8,313
4.25%, 03/12/2019		200	27	B Communications Ltd
				7.38%, 02/15/2021(a)	230	248
Switzerland Government Bond
2.50%, 03/08/2036	CHF	30	43	Bharti Airtel International Netherlands BV
				5.13%, 03/11/2023(a)	3,900	4,164
Turkey Government International Bond
3.25%, 03/23/2023		$3,000	2,759	CC Holdings GS V LLC / Crown Castle GS
4.88%, 04/16/2043		1,000	900	III Corp
United Kingdom Gilt				3.85%, 04/15/2023	3,570	3,541
1.25%, 07/22/2018	GBP	100	157	CenturyLink Inc
				5.63%, 04/01/2025(a)	1,100	1,005
1.75%, 07/22/2019		35	56
1.75%, 09/07/2022		490	768	Digicel Group Ltd
				8.25%, 09/30/2020(a)	5,100	5,036
3.25%, 01/22/2044		200	356
4.25%, 12/07/2040		60	124	Eileme 2 AB
				11.63%, 01/31/2020(a)	830	910
4.75%, 12/07/2030		25	52
Zambia Government International Bond				Embarq Corp
8.97%, 07/30/2027(a)		$2,175	2,088	8.00%, 06/01/2036	570	623
			$42,630	Empresa Nacional de Telecomunicaciones
				SA
Student Loan Asset Backed Securities - 1.59%				4.75%, 08/01/2026(a)	2,300	2,270
Navient Private Education Loan Trust 2014-				Goodman Networks Inc
A				12.13%, 07/01/2018	780	591
0.67%, 05/16/2022(a),(c)		3,459	3,456	Intelsat Jackson Holdings SA
Navient Private Education Loan Trust 2015-				7.25%, 10/15/2020	710	704
A				Intelsat Luxembourg SA
0.69%, 12/15/2021(a),(c)		4,016	4,014	6.75%, 06/01/2018	125	117
Navient Student Loan Trust 2014-8				7.75%, 06/01/2021	3,085	2,453
0.47%, 08/25/2020(c)		6,687	6,661	8.13%, 06/01/2023	630	501
Navient Student Loan Trust 2015-1				Level 3 Communications Inc
0.49%, 09/26/2022(c)		2,397	2,391	5.75%, 12/01/2022	855	861
SLM Private Education Loan Trust 2012-A				Level 3 Financing Inc
1.59%, 08/15/2025(a),(c)		9,528	9,600	3.91%, 01/15/2018(c)	295	298
SLM Private Education Loan Trust 2012-B				5.38%, 08/15/2022	1,320	1,333
1.29%, 12/15/2021(a),(c)		844	844	6.13%, 01/15/2021	270	283

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Transportation (continued)
Ooredoo International Finance Ltd			Pelabuhan Indonesia III PT
3.88%, 01/31/2028	$1,300	$1,253	4.88%, 10/01/2024(a)	$2,200	$2,181
Sable International Finance Ltd			Transnet SOC Ltd
8.75%, 02/01/2020(a)	200	215	4.00%, 07/26/2022(a)	1,200	1,147
SoftBank Group Corp					$20,566
4.50%, 04/15/2020(a)	545	547
Sprint Capital Corp			Trucking & Leasing - 0.06%
6.88%, 11/15/2028	565	479	Jurassic Holdings III Inc
			6.88%, 02/15/2021(a)	385	269
6.90%, 05/01/2019	640	627
Sprint Communications Inc			Penske Truck Leasing Co Lp / PTL Finance
7.00%, 08/15/2020	3,065	2,946	Corp
			3.38%, 02/01/2022(a)	2,535	2,475
9.00%, 11/15/2018(a)	175	196
9.13%, 03/01/2017	236	250			$2,744
Sprint Corp			TOTAL BONDS		$2,787,377
7.13%, 06/15/2024	3,815	3,491		Principal
7.88%, 09/15/2023	680	652	CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)
Telefonica Emisiones SAU			Banks - 0.02%
5.46%, 02/16/2021	2,185	2,436	ING Groep NV
6.42%, 06/20/2016	595	621	6.00%, 12/29/2049(c)	700	702
7.05%, 06/20/2036	625	770
T-Mobile USA Inc
6.00%, 03/01/2023	540	563	Semiconductors - 0.01%
6.13%, 01/15/2022	185	193	Jazz Technologies Inc
6.25%, 04/01/2021	2,230	2,336	8.00%, 12/31/2018	430	640
6.50%, 01/15/2024	190	201
6.63%, 04/28/2021	585	619	TOTAL CONVERTIBLE BONDS		$1,342
UPCB Finance IV Ltd				Principal
5.38%, 01/15/2025(a)	602	582	MUNICIPAL BONDS - 0.03%	Amount (000's) Value (000's)
Verizon Communications Inc
0.68%, 06/09/2017(c)	7,740	7,707	Pennsylvania - 0.03%
			Allegheny County Sanitary Authority
1.35%, 06/09/2017	3,270	3,267	5.00%, 12/01/2035(d)	$1,000	$1,124
2.04%, 09/14/2018(c)	7,303	7,530
4.52%, 09/15/2048(a)	5,117	4,547
5.01%, 08/21/2054	6,423	5,937	TOTAL MUNICIPAL BONDS		$1,124
5.15%, 09/15/2023	13,642	15,015	Principal
6.25%, 04/01/2037	425	488	SENIOR FLOATING RATE INTERESTS - 3.50%	Amount (000's) Value (000's)
6.40%, 09/15/2033	373	431	Aerospace & Defense - 0.09%
VimpelCom Holdings BV			B/E Aerospace Inc, Term Loan B
7.50%, 03/01/2022(a)	3,750	3,778	4.00%, 11/19/2021(c)	$3,945	$3,978
Virgin Media Finance PLC
5.75%, 01/15/2025(a)	600	602
6.00%, 10/15/2024(a)	405	411	Apparel - 0.02%
Virgin Media Secured Finance PLC			Calceus Acquisition Inc, Term Loan B1
5.25%, 01/15/2026(a)	380	367	5.00%, 09/24/2020(c)	759	733
Vodafone Group PLC
2.50%, 09/26/2022	2,720	2,513	Automobile Manufacturers - 0.07%
4.38%, 03/16/2021	2,230	2,360	FCA US LLC, Term Loan B
Wind Acquisition Finance SA			3.50%, 05/24/2017(c)	447	447
4.75%, 07/15/2020(a)	1,245	1,273	Navistar Inc, Term Loan B
7.38%, 04/23/2021(a)	3,465	3,673	6.66%, 08/17/2017(c)	2,735	2,727
		$132,141			$3,174

Transportation - 0.48%			Automobile Parts & Equipment - 0.03%
CSX Corp			Federal-Mogul Holdings Corp, Term Loan C
3.95%, 05/01/2050	3,395	3,027	4.75%, 04/02/2021(c)	1,283	1,268
5.50%, 04/15/2041	3,305	3,780	Goodyear Tire & Rubber Co/The, Term Loan
6.25%, 03/15/2018	740	827	B
7.38%, 02/01/2019	964	1,130	3.75%, 04/30/2019(c)	180	180
Eletson Holdings					$1,448
9.63%, 01/15/2022(a)	1,595	1,547
Hornbeck Offshore Services Inc			Building Materials - 0.11%
5.00%, 03/01/2021	440	349	Builders FirstSource Inc, Term Loan B
Navios Maritime Acquisition Corp / Navios			0.00%, 07/22/2022(c),(g)	1,515	1,508
Acquisition Finance US Inc			GYP Holdings III Corp, Term Loan B
8.13%, 11/15/2021(a)	2,810	2,768	4.75%, 03/26/2021(c)	805	790
Navios Maritime Holdings Inc / Navios			7.75%, 03/25/2022(c)	2,685	2,564
Maritime Finance II US Inc					$4,862
7.38%, 01/15/2022(a)	1,235	1,053
			Chemicals - 0.40%
8.13%, 02/15/2019	385	304	A Schulman Inc, Term Loan B
Navios South American Logistics Inc / Navios			4.00%, 05/11/2022(c)	1,160	1,159
Logistics Finance US Inc
7.25%, 05/01/2022(a)	2,610	2,453	Aruba Investments Inc, Term Loan B
			4.50%, 02/02/2022(c)	669	668

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals (continued)			Healthcare - Products - 0.07%
Axiall Holdco Inc, Term Loan B			Accellent Inc, Term Loan
4.00%, 02/25/2022(c)	$1,725	$1,733	4.50%, 02/19/2021(c)	$1,938	$1,934
AZ Chem US Inc, Term Loan			ConvaTec Inc, Term Loan B
7.50%, 06/10/2022(c)	3,522	3,501	4.25%, 06/09/2020(c)	170	170
AZ Chem US Inc, Term Loan B			Kinetic Concepts Inc, Term Loan E1
4.50%, 06/10/2021(c)	167	167	4.50%, 05/04/2018(c)	812	815
Emerald Performance Materials LLC, Term					$2,919
Loan
7.75%, 07/22/2022(c)	3,585	3,559	Healthcare - Services - 0.26%
Ineos US Finance LLC, Term Loan B			CHS/Community Health Systems Inc, Term
3.75%, 12/15/2020(c)	3,231	3,219	Loan F
			3.53%, 01/25/2018(c)	839	841
Methanol Holdings Trinidad Ltd, Term Loan
B			CHS/Community Health Systems Inc, Term
4.25%, 06/16/2022(c)	3,370	3,336	Loan G
			3.75%, 12/31/2019(c)	277	277
		$17,342	DaVita HealthCare Partners Inc, Term Loan
Commercial Services - 0.04%			B
Interactive Data Corp, Term Loan B			3.50%, 06/18/2021(c)	1,413	1,415
4.75%, 05/02/2021(c)	1,120	1,123	Lantheus Medical Imaging Inc, Term Loan B
TMS International Corp, Term Loan B			7.00%, 06/24/2022(c)	2,765	2,724
4.50%, 10/04/2020(c)	640	637	MPH Acquisition Holdings LLC, Term Loan
		$1,760	B
			3.75%, 03/19/2021(c)	2,459	2,438
Computers - 0.03%			Radnet Management Inc, Term Loan B
Oberthur Technologies of America Corp,			4.27%, 10/10/2018(c)	158	158
Term Loan B2			8.00%, 03/25/2021(c)	3,545	3,487
4.50%, 10/18/2019(c)	1,276	1,269
					$11,340

Consumer Products - 0.09%			Insurance - 0.10%
			Asurion LLC, Term Loan
Dell International LLC, Term Loan B2			8.50%, 02/19/2021(c)	3,445	3,462
4.00%, 04/29/2020(c)	3,993	3,991
			Asurion LLC, Term Loan B1
			5.00%, 05/24/2019(c)	433	433
Diversified Financial Services - 0.03%			Asurion LLC, Term Loan B2
Delos Finance Sarl, Term Loan B			4.25%, 06/19/2020(c)	345	344
3.50%, 02/26/2021(c)	1,140	1,141			$4,239

			Internet - 0.03%
Electric - 0.02%			Zayo Group LLC, Term Loan B
Texas Competitive Electric Holdings Co LLC,			3.75%, 05/06/2021(c)	1,172	1,169
Term Loan NONEXT
4.71%, 04/25/2015(c)	1,803	902
			Lodging - 0.02%
			Hilton Worldwide Finance LLC, Term Loan
Electronics - 0.12%			B
Isola USA Corp, Term Loan B			3.50%, 09/23/2020(c)	734	735
9.25%, 11/29/2018(c)	1,859	1,711
TTM Technologies Inc, Term Loan B
6.00%, 05/07/2021(c)	3,465	3,378	Machinery - Diversified - 0.01%
		$5,089	SIG Combibloc PurchaseCo Sarl, Term Loan
			B
Entertainment - 0.34%			4.25%, 03/11/2022(c)	668	669
CCM Merger Inc, Term Loan B
3.96%, 07/30/2021(c)	4,068	4,078
Eldorado Resorts Inc, Term Loan			Media - 0.23%
4.25%, 07/15/2022(c)	2,220	2,224	CCO Safari III LLC, Term Loan
			0.00%, 01/23/2023(c),(g)	950	952
Lions Gate Entertainment Corp, Term Loan			Cumulus Media Holdings Inc, Term Loan B
B			4.25%, 12/23/2020(c)	810	748
5.00%, 03/11/2022(c)	3,850	3,869
			iHeartCommunications Inc, Term Loan D-
Peninsula Gaming LLC, Term Loan B	1,044	1,045	EXT
4.25%, 11/30/2017 (c)			6.94%, 01/30/2019(c)	2,845	2,611
WMG Acquisition Corp, Term Loan B
3.75%, 07/07/2020(c)	3,752	3,714	Numericable US LLC, Term Loan B1
			4.50%, 04/23/2020(c)	458	459
		$14,930	Numericable US LLC, Term Loan B2
Forest Products & Paper - 0.22%			4.50%, 04/23/2020(c)	396	397
Caraustar Industries Inc, Term Loan			Univision Communications Inc, Term Loan
0.00%, 08/29/2020(b),(c),(g)	1,980	1,960	C3
Caraustar Industries Inc, Term Loan B			4.00%, 03/01/2020(c)	156	156
8.00%, 04/26/2019(c)	2,273	2,270	Univision Communications Inc, Term Loan
8.00%, 05/01/2019(c)	2,886	2,881	C4
NewPage Corp, Term Loan B			4.00%, 03/01/2020(c)	2,398	2,395
9.50%, 02/05/2021(c)	3,717	2,598	WideOpenWest Finance LLC, Term Loan B
		$9,709	4.50%, 04/01/2019(c)	1,365	1,364

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Software (continued)
WideOpenWest Finance LLC, Term Loan B1			First Data Corp, Term Loan B
3.75%, 07/17/2017(c)	$744	$743	4.19%, 03/24/2021(c)	$1,140	$1,139
		$9,825			$6,019

Mining - 0.06%			Telecommunications - 0.03%
FMG Resources August 2006 Pty Ltd, Term			Altice Financing SA, Delay-Draw Term Loan
Loan B			DD
3.75%, 06/30/2019(c)	3,182	2,601	5.50%, 07/03/2019(c)	969	982
			NTELOS Inc, Term Loan B
			5.75%, 11/09/2019(c)	231	206
Oil & Gas - 0.16%
Drillships Financing Holding Inc, Term Loan					$1,188
B1			Trucking & Leasing - 0.03%
6.00%, 03/31/2021(c)	3,619	2,799	Fly Funding II Sarl, Term Loan
Seadrill Operating LP, Term Loan B			3.50%, 08/09/2019(c)	1,168	1,168
4.00%, 02/12/2021(c)	5,094	3,802
Seventy Seven Operating LLC, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$151,172
3.75%, 06/17/2021(c)	233	205	U.S. GOVERNMENT & GOVERNMENT	Principal
		$6,806	AGENCY OBLIGATIONS - 34.09%	Amount (000's) Value (000's)
Oil & Gas Services - 0.07%			Federal Home Loan Mortgage Corporation (FHLMC) -
Navios Maritime Midstream Partners LP,			2.74%
Term Loan B			2.09%, 12/01/2035(c)	$49	$52
5.50%, 06/15/2020 (c)	3,040	3,010	2.10%, 06/01/2043(c)	1,496	1,541
			2.41%, 07/01/2034(c)	18	18
			2.41%, 05/01/2037(c)	311	332
Pharmaceuticals - 0.28%			2.49%, 01/01/2034(c)	49	50
DPx Holdings BV, Term Loan B			2.82%, 07/01/2043(c)	7,053	7,269
4.25%, 01/22/2021(c)	2,229	2,220	3.00%, 01/01/2043	4,377	4,404
Endo Luxembourg Finance I Co Sarl, Term			3.00%, 02/01/2043	1,764	1,774
Loan B			3.50%, 06/01/2044	1,701	1,765
0.00%, 06/24/2022(c),(g)	800	803	3.50%, 05/01/2045	29,801	30,937
Grifols Worldwide Operations USA Inc, Term			4.00%, 09/01/2040(h)	2,100	2,224
Loan B			4.00%, 02/01/2044	17,944	19,137
3.19%, 03/05/2021(c)	1,127	1,129	4.00%, 10/01/2044	4,635	4,944
Horizon Pharma Inc, Term Loan B			4.00%, 02/01/2045	4,818	5,123
4.50%, 04/29/2021(c)	405	407	4.50%, 04/01/2031	1,810	1,975
Par Pharmaceutical Cos Inc, Term Loan B2			4.50%, 04/01/2041	10,852	11,808
4.00%, 09/30/2019(c)	3,895	3,891	5.00%, 03/01/2018	269	281
Valeant Pharmaceuticals International Inc,			5.00%, 05/01/2018	192	201
Term Loan BE1			5.00%, 10/01/2018	144	150
3.50%, 08/05/2020(c)	1,712	1,712	5.00%, 01/01/2019	202	212
Valeant Pharmaceuticals International Inc,			5.00%, 06/01/2031	1,504	1,666
Term Loan BF1			5.00%, 02/01/2039	1,703	1,873
4.00%, 04/01/2022(c)	1,751	1,756	5.00%, 09/01/2039	3,811	4,220
		$11,918	5.00%, 08/01/2040	3,522	3,906
REITS - 0.11%			5.50%, 03/01/2018	80	82
iStar Financial Inc, Term Loan A2			5.50%, 08/01/2023	879	953
7.00%, 03/19/2017(c)	4,592	4,718	5.50%, 04/01/2033	28	31
			5.50%, 05/01/2033	123	138
			5.50%, 10/01/2033	90	100
Retail - 0.29%			5.50%, 12/01/2033	1,234	1,392
Academy Ltd, Term Loan B			5.50%, 11/01/2036	1,019	1,143
5.00%, 06/16/2022(c)	2,680	2,691	5.50%, 04/01/2038	240	270
Dollar Tree Inc, Term Loan B1			5.50%, 04/01/2038	391	445
3.50%, 05/26/2022(c)	785	787	5.50%, 08/01/2038	778	886
Michaels Stores Inc, Term Loan B			5.50%, 03/01/2040	1,271	1,436
4.00%, 01/20/2028(c)	2,902	2,904	6.00%, 07/01/2017	8	8
Neiman Marcus Group LTD LLC, Term			6.00%, 03/01/2022	33	37
Loan			6.00%, 07/01/2023	433	489
4.25%, 10/25/2020(c)	3,013	2,998	6.00%, 06/01/2028	5	6
PetSmart Inc, Term Loan B			6.00%, 01/01/2029	2	2
4.26%, 03/11/2022(c)	1,337	1,341	6.00%, 03/01/2031	16	19
Staples Inc, Term Loan B			6.00%, 12/01/2031	59	67
0.00%, 04/23/2021(c),(g)	1,800	1,799	6.00%, 12/01/2032	59	67
		$12,520	6.00%, 02/01/2033	150	170
			6.00%, 12/01/2033	64	74
Software - 0.14%			6.00%, 10/01/2036(c)	502	569
Activision Blizzard Inc, Term Loan B			6.00%, 12/01/2037(c)	359	405
3.25%, 07/26/2020(c)	2,364	2,372
			6.00%, 01/01/2038(c)	93	104
Evergreen Skills Lux Sarl, Term Loan			6.00%, 01/01/2038	567	652
3.75%, 04/08/2021(c)	2,521	2,508
			6.00%, 07/01/2038	2,268	2,572
			6.50%, 06/01/2017	28	29
			6.50%, 03/01/2029	1	1

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			4.00%, 05/01/2044	$6,583	$7,034
6.50%, 03/01/2029	$11	$12	4.00%, 02/01/2045	481	513
6.50%, 05/01/2029	16	18
6.50%, 04/01/2031	6	7	4.00%, 03/01/2045	7,590	8,093
			4.50%, 04/01/2024	2,734	2,945
6.50%, 06/01/2031	1	1	4.50%, 04/01/2044	6,136	6,670
6.50%, 09/01/2031	4	5
6.50%, 02/01/2032	4	5	4.50%, 07/01/2044	15,453	16,854
			4.50%, 12/01/2044	18,796	20,461
6.50%, 02/01/2032	1	1	5.00%, 03/01/2018	89	93
6.50%, 05/01/2032	19	22
6.50%, 04/01/2035	120	138	5.00%, 09/01/2033	8,132	8,989
			5.00%, 02/01/2035	4,337	4,846
6.50%, 10/01/2035	95	109	5.00%, 05/01/2039	2,756	3,053
7.00%, 12/01/2029	11	13
7.00%, 06/01/2030	14	16	5.00%, 12/01/2039	160	178
			5.00%, 04/01/2040	787	875
7.00%, 12/01/2030	11	13	5.00%, 06/01/2040	243	269
7.00%, 09/01/2031	2	3
7.50%, 09/01/2030	2	2	5.00%, 05/01/2041	4,256	4,711
			5.00%, 10/01/2041	6,214	6,883
7.50%, 09/01/2030	2	3	5.00%, 09/01/2043(h)	10,700	11,816
7.50%, 01/01/2031	14	17
7.50%, 03/01/2031	3	4	5.50%, 09/01/2017	14	14
			5.50%, 10/01/2017	17	17
7.50%, 02/01/2032	9	11	5.50%, 06/01/2020	263	278
8.00%, 09/01/2030	53	56	5.50%, 09/01/2020	918	996
		$118,465	5.50%, 02/01/2023	66	74
Federal National Mortgage Association (FNMA) - 12.30%			5.50%, 06/01/2023	231	259
1.72%, 10/01/2034(c)	188	196	5.50%, 07/01/2023	5	6
1.91%, 09/01/2038(c)	1,709	1,804	5.50%, 07/01/2033	239	268
2.16%, 12/01/2032(c)	103	107	5.50%, 09/01/2033	290	329
2.19%, 07/01/2033(c)	1,005	1,064	5.50%, 08/01/2036	2,528	2,838
2.21%, 04/01/2036(c)	329	350	5.50%, 02/01/2037	143	163
2.23%, 02/01/2036(c)	40	41	5.50%, 04/01/2038	4,701	5,320
2.25%, 08/01/2035(c)	283	301	5.50%, 12/01/2038	1,936	2,208
2.26%, 07/01/2034(c)	359	383	5.50%, 05/01/2040	1,199	1,347
2.29%, 12/01/2036(c)	515	550	5.50%, 05/01/2040	1,420	1,612
2.30%, 03/01/2035(c)	275	293	6.00%, 02/01/2023	27	31
2.32%, 01/01/2033(c)	105	110	6.00%, 02/01/2038(c)	988	1,121
2.50%, 04/01/2028	4,654	4,767	6.00%, 05/01/2038	157	178
2.50%, 06/01/2028	305	312	6.00%, 08/01/2038	817	925
2.50%, 09/01/2029	1,475	1,502	6.00%, 08/01/2038	239	271
2.50%, 03/01/2030	15,943	16,205	6.00%, 03/01/2040	6,364	7,223
2.50%, 09/01/2030(h)	19,600	19,856	6.50%, 02/01/2017	3	3
2.63%, 04/01/2033(c)	184	195	6.50%, 03/01/2017	1	1
2.78%, 03/01/2035(c)	4,120	4,417	6.50%, 08/01/2017	23	24
3.00%, 07/01/2028	8,290	8,625	6.50%, 05/01/2022	10	12
3.00%, 10/01/2029	1,746	1,817	6.50%, 12/01/2031	8	9
3.00%, 09/01/2030(h)	27,000	27,964	6.50%, 02/01/2032	2	2
3.00%, 08/01/2034	9,070	9,341	6.50%, 02/01/2032	4	4
3.00%, 10/01/2034	4,625	4,763	6.50%, 04/01/2032	8	9
3.00%, 12/01/2040	232	234	6.50%, 06/01/2032	3	3
3.00%, 11/01/2042	792	800	6.50%, 08/01/2032	21	25
3.00%, 03/01/2043	6,732	6,802	6.50%, 07/01/2037	712	835
3.00%, 04/01/2043	856	865	6.50%, 07/01/2037	499	605
3.00%, 04/01/2043	36,364	36,734	6.50%, 12/01/2037	687	790
3.00%, 05/01/2043	1,338	1,351	6.50%, 02/01/2038	535	641
3.00%, 05/01/2043	8,656	8,740	6.50%, 03/01/2038	343	394
3.00%, 08/01/2043	5,498	5,549	6.50%, 09/01/2038	1,066	1,240
3.00%, 09/01/2045(h)	16,400	16,455	7.00%, 02/01/2032	18	19
3.32%, 04/01/2041(c)	1,384	1,466	7.00%, 03/01/2032	50	58
3.50%, 09/01/2030(h)	14,450	15,217	7.50%, 08/01/2032	12	14
3.50%, 10/01/2033	5,572	5,868			$532,047
3.50%, 08/01/2034	4,131	4,347	Government National Mortgage Association (GNMA) -
3.50%, 01/01/2041	422	439	6.05%
3.50%, 05/01/2043	609	635	1.50%, 07/20/2043(c)	1,359	1,385
3.50%, 07/01/2043	3,135	3,267	2.00%, 04/20/2043(c)	1,670	1,721
3.50%, 04/01/2045	29,641	30,825	3.00%, 06/20/2043	5,817	5,952
3.50%, 04/01/2045	19,590	20,373	3.00%, 01/20/2045	3,078	3,135
3.50%, 04/01/2045	7,395	7,690	3.00%, 09/01/2045	37,000	37,539
3.50%, 09/01/2045(h)	59,000	61,059	3.00%, 09/01/2045(h)	6,600	6,695
4.00%, 08/01/2020	1,657	1,739	3.50%, 03/15/2042	2,174	2,286
4.00%, 01/01/2029	3,670	3,893	3.50%, 04/15/2042	613	641
4.00%, 02/01/2031	658	705	3.50%, 04/15/2042	2,136	2,242
4.00%, 03/01/2034	1,332	1,440	3.50%, 10/15/2042	2,382	2,511
4.00%, 04/01/2034	7,019	7,579	3.50%, 06/15/2043	12,462	13,141
4.00%, 09/01/2040(h)	45,755	48,563	3.50%, 01/20/2045	1,484	1,552

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
3.50%, 09/01/2045	68,175	71,019	3.13%, 02/15/2042	$25	$26
3.50%, 09/01/2045 (h)	$15,200	$15,832	3.25%, 12/31/2016	150	156
4.00%, 09/01/2040(h)	25,000	26,559	3.38%, 05/15/2044	495	538
			3.75%, 11/15/2043(j)	37,035	43,120
4.00%, 10/15/2041	4,846	5,210	3.88%, 08/15/2040	44,545	52,570
4.00%, 02/15/2042	1,831	1,968
4.00%, 04/15/2045	7,864	8,396	4.38%, 05/15/2040	13,640	17,333
			4.50%, 02/15/2036	2,075	2,686
4.50%, 06/20/2025	6,209	6,726	4.75%, 02/15/2041	70	94
4.50%, 09/15/2039	664	734
4.50%, 03/15/2040	6,278	6,829	6.25%, 05/15/2030	100	147
4.50%, 09/01/2040(h)	10,000	10,826			$549,453
4.50%, 10/20/2040	2,144	2,338	U.S. Treasury Inflation-Indexed Obligations - 0.29%
4.50%, 04/15/2041	4,358	4,787	0.13%, 04/15/2019	2,131	2,139
4.50%, 07/15/2041	2,047	2,218	0.13%, 07/15/2024	10,816	10,505
4.50%, 01/20/2044	6,727	7,253			$12,644
5.00%, 11/15/2033	3,386	3,778	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 06/15/2034	75	84	OBLIGATIONS		$1,474,165
5.00%, 10/20/2039	378	419	Total Investments		$4,661,729
5.00%, 07/20/2040	593	647	Liabilities in Excess of Other Assets, Net - (7.81)%		$(337,841)
5.00%, 02/15/2042	2,757	3,061	TOTAL NET ASSETS - 100.00%		$4,323,888
5.50%, 10/15/2033	1,201	1,382
5.50%, 05/20/2035	136	154
5.50%, 02/15/2038	1,554	1,750	(a)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 07/20/2028	60	68	1933. These securities may be resold in transactions exempt from
6.00%, 11/20/2028	49	55	registration, normally to qualified institutional buyers. At the end of the
6.00%, 01/20/2029	57	66	period, the value of these securities totaled $824,118 or 19.06% of net
6.00%, 07/20/2029	12	14	assets.
6.00%, 08/15/2031	22	25	(b)	Fair value of these investments is determined in good faith by the Manager
6.00%, 01/15/2032	5	6	under procedures established and periodically reviewed by the Board of
6.00%, 02/15/2032	49	56	Directors. At the end of the period, the fair value of these securities totaled
6.00%, 02/15/2033	50	58	$2,225 or 0.05% of net assets.
6.00%, 12/15/2033	54	63	(c)	Variable Rate. Rate shown is in effect at July 31, 2015.
6.50%, 03/20/2028	10	12	(d) Security purchased on a when-issued basis.
6.50%, 05/20/2029	9	11	(e)	Payment in kind; the issuer has the option of paying additional securities
6.50%, 02/20/2032	5	6	in lieu of cash.
6.50%, 10/15/2032	27	32	(f) Non-Income Producing Security
6.50%, 12/15/2032	95	109	(g)	This Senior Floating Rate Note will settle after July 31, 2015, at which
7.00%, 06/15/2031	19	22	time the interest rate will be determined.
7.00%, 07/15/2031	2	2	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.00%, 06/15/2032	147	173	Notes to Financial Statements for additional information.
8.00%, 01/20/2031	7	8	(i)	Security or a portion of the security was pledged to cover margin
		$261,556	requirements for swap and/or swaption contracts. At the end of the period,
U.S. Treasury - 12.71%			the value of these securities totaled $6,961 or 0.16% of net assets.
0.50%, 09/30/2016	500	500	(j)	Security or a portion of the security was pledged to cover margin
0.50%, 11/30/2016	2,205	2,206	requirements for futures contracts. At the end of the period, the value of
0.50%, 04/30/2017	2,100	2,097	these securities totaled $1,749 or 0.04% of net assets.
0.63%, 08/15/2016	17,550	17,594
0.88%, 07/15/2018	12,245	12,206
1.25%, 10/31/2015	20,580	20,636	Portfolio Summary (unaudited)
1.25%, 11/30/2018	250	251	Sector		Percent
1.25%, 01/31/2019	300	301	Mortgage Securities		28.58%
1.25%, 01/31/2020	8,019	7,946	Government		13.99%
1.38%, 12/31/2018(i)	73,220	73,741
			Financial		13.74%
1.38%, 01/31/2020	85,000	84,701	Asset Backed Securities		11.71%
1.38%, 03/31/2020	8,500	8,456	Consumer, Non-cyclical		7.04%
1.38%, 04/30/2020	33,450	33,238	Communications		6.41%
1.50%, 01/31/2022	2,025	1,977	Energy		5.70%
1.63%, 12/31/2019	38,000	38,306	Consumer, Cyclical		5.51%
1.75%, 09/30/2019	24,580	24,945	Exchange Traded Funds		5.20%
1.75%, 10/31/2020	1,000	1,005	Industrial		2.99%
1.75%, 04/30/2022	8,000	7,917	Basic Materials		2.60%
1.88%, 11/30/2021	30,000	30,042	Utilities		2.39%
2.00%, 05/31/2021	6,440	6,526	Technology		1.68%
2.13%, 08/31/2020	6,075	6,230	Diversified		0.24%
2.13%, 12/31/2021	95	96	Revenue Bonds		0.03%
2.13%, 05/15/2025	10,925	10,850	Liabilities in Excess of Other Assets, Net		(7.81)%
2.38%, 05/31/2018	350	364	TOTAL NET ASSETS		100.00%
2.38%, 08/15/2024	325	330
2.50%, 05/15/2024	4,500	4,625
2.50%, 02/15/2045	450	410
2.63%, 04/30/2016	350	356
3.00%, 11/15/2044	34,510	34,931

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2015 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
				(Pay)/			Upfront		Unrealized
		Receive Fixed		Expiration		Notional	Premiums		Appreciation/
Reference Entity				Rate	Date	Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.24			(5.00)%	06/20/2020		$64,449	$(3,910	) $	(98)	$(4,008)
Total							$(3,910	) $	(98)	$(4,008)

Amounts in thousands

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For		Fair Value		Asset	Liability
Brown Brothers Harriman & Co	09/09/2015	JPY		72,907,021		$583	$589		$6	$—
Brown Brothers Harriman & Co	09/09/2015	MXN		8,300,000		513	514		1	—
Total									$7	$—
								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For		Fair Value		Asset	Liability
Brown Brothers Harriman & Co	09/09/2015	AUD		399,838		$305	$292		$13	$—
Brown Brothers Harriman & Co	09/09/2015	CAD		612,698		490	468		22	—
Brown Brothers Harriman & Co	09/09/2015	CHF		60,239		64	62		2	—
Brown Brothers Harriman & Co	09/09/2015	DKK		827,938		124	122		2	—
Brown Brothers Harriman & Co	09/09/2015	EUR		6,971,665		7,752	7,660		96	(4)
Brown Brothers Harriman & Co	09/09/2015	GBP		988,779		1,509	1,544		—	(35)
Brown Brothers Harriman & Co	09/09/2015	JPY		631,502,766		5,040	5,098		—	(58)
Brown Brothers Harriman & Co	09/09/2015	MXN		11,712,526		743	725		18	—
Brown Brothers Harriman & Co	09/09/2015	PLN		369,593		99	98		1	—
Brown Brothers Harriman & Co	09/09/2015	SEK		836,575		100	97		3	—
Total									$157	$(97)

Amounts in thousands except contracts

Futures Contracts

										Unrealized
Type	Long/Short			Contracts	Notional Value				Fair Value	Appreciation/(Depreciation)
US 10 Year Note; September 2015		Short		175		$21,872	$		22,302	$(430)
US Long Bond; September 2015		Short		43		6,400			6,705	(305)
US Ultra Bond; September 2015		Long		400		61,577			63,813	2,236
Total										$1,501

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 101.53%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California - 100.67%			California (continued)
Abag Finance Authority for Nonprofit Corps			City of Alhambra CA (credit support from
5.00%, 08/01/2043	$1,500	$1,651	NATL-RE)
Alameda Community Improvement			6.13%, 09/02/2018(a)	$2,225	$2,233
Commission Successor Agency (credit			City of Bakersfield CA Wastewater
support from BAM)			Revenue (credit support from AGM)
5.00%, 09/01/2031(a)	1,000	1,134	5.00%, 09/15/2032(a)	2,000	2,184
Alameda Unified School District-Alameda			City of Compton CA Water Revenue
County/CA			6.00%, 08/01/2039	1,250	1,323
5.00%, 08/01/2032	1,795	2,081	City of Irvine CA
Alum Rock Union Elementary School			5.00%, 09/01/2049	1,000	1,054
District			City of Los Angeles Department of Airports
5.25%, 08/01/2043	1,000	1,127	5.13%, 05/15/2033	1,230	1,376
Anaheim Public Financing Authority			City of San Francisco CA Public Utilities
5.25%, 10/01/2034	1,000	1,118	Commission Water Revenue
Baldwin Park Financing Authority			5.00%, 11/01/2036	2,010	2,305
4.63%, 08/01/2016	770	788	City of Torrance CA
Bay Area Governments Association (credit			6.00%, 06/01/2022	1,000	1,017
support from XLCA)			City of Turlock CA
5.25%, 09/01/2029(a)	130	130	5.13%, 10/15/2031	1,000	1,098
Bay Area Toll Authority			5.13%, 10/15/2037	1,000	1,098
5.13%, 04/01/2039	3,000	3,447	City of Vernon CA Electric System Revenue
California Educational Facilities Authority			5.13%, 08/01/2021	2,000	2,206
5.00%, 01/01/2038(b)	1,379	1,489	Coachella Valley Unified School
5.00%, 10/01/2038(b)	900	999	District/CA (credit support from AGM)
5.00%, 01/01/2039(b)	3,642	4,000	0.00%, 08/01/2039(a),(d)	7,800	2,570
5.25%, 10/01/2039(b)	6,500	7,241	Dinuba Financing Authority
5.38%, 04/01/2034	1,000	1,136	5.38%, 09/01/2038	1,000	1,011
California Health Facilities Financing			Dinuba Redevelopment Agency (credit
Authority			support from BAM)
5.00%, 02/01/2035	2,000	2,210	5.00%, 09/01/2033(a)	2,000	2,235
5.75%, 09/01/2039	2,000	2,283	East Bay Municipal Utility District Water
6.00%, 07/01/2039	2,000	2,284	System Revenue
6.50%, 10/01/2038	15	18	5.00%, 06/01/2036	1,000	1,146
6.50%, 10/01/2038	985	1,158	El Monte Union High School District (credit
California Infrastructure & Economic			support from ASSURED GTY)
Development Bank (credit support from			5.50%, 06/01/2034(a)	2,000	2,259
NATL ST INTERCEPT)			Escondido Union High School District
5.00%, 08/15/2018(a)	500	502	0.00%, 08/01/2041(d)	1,000	305
California Pollution Control Financing			Fontana Redevelopment Agency (credit
Authority			support from NATL-RE)
3.63%, 07/01/2027	500	501	5.20%, 09/01/2030(a)	1,000	1,002
4.30%, 07/01/2040	1,500	1,507	Foothill-De Anza Community College
5.00%, 07/01/2030(c)	2,000	2,137	District
5.00%, 07/01/2037(c)	4,000	4,244	5.00%, 08/01/2040	1,500	1,670
California State Public Works Board			Golden State Tobacco Securitization Corp
5.00%, 11/01/2037	1,375	1,542	4.50%, 06/01/2027	5,565	5,295
5.00%, 10/01/2039	4,500	5,063	5.75%, 06/01/2047	5,000	4,251
California State University			Indio Redevelopment Agency
5.25%, 11/01/2038	2,000	2,264	5.63%, 08/15/2035	1,355	1,462
California State University (credit support			Inland Valley Development Agency
from AGM)			5.25%, 09/01/2037	1,000	1,130
5.00%, 11/01/2039(a)	1,000	1,094	La Verne Public Financing Authority
California Statewide Communities			7.25%, 09/01/2026	800	802
Development Authority			Lancaster Redevelopment Agency Successor
5.00%, 10/01/2028	1,875	2,049	Agency
5.25%, 12/01/2034	3,500	3,734	6.88%, 08/01/2039	545	668
7.25%, 11/15/2041(c)	1,500	1,746	6.88%, 08/01/2039	455	524
California Statewide Communities			Los Angeles County Public Works Financing
Development Authority (credit support from			Authority
CA MTG INS)			5.00%, 08/01/2042	1,400	1,533
6.25%, 08/15/2028(a)	2,250	2,586	Los Angeles County Sanitation Districts
California Statewide Communities			Financing Authority
Development Authority (credit support from			5.00%, 10/01/2035	4,500	5,160
FHA INS)			Los Angeles Department of Water
6.25%, 08/01/2024(a)	805	942	5.38%, 07/01/2038	1,000	1,123
California Statewide Financing Authority			Los Angeles Unified School District/CA
6.00%, 05/01/2043	2,000	2,000	5.00%, 07/01/2029	2,000	2,266
6.00%, 05/01/2043	1,550	1,550	Los Angeles Unified School
Carson Redevelopment Agency Successor			District/CA (credit support from AGM)
Agency (credit support from NATL-RE)			5.00%, 07/01/2032(a)	1,000	1,070
5.50%, 10/01/2016(a)	1,000	1,055	Merced Union High School District
			0.00%, 08/01/2032(d)	3,380	1,673

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2015 (unaudited)

	Principal		Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Morongo Band of Mission Indians/The			San Francisco Bay Area Rapid Transit
6.50%, 03/01/2028(c)	$1,000	$1,114	District
Needles Public Utility Authority			5.00%, 07/01/2028	$1,755		$2,007
6.50%, 02/01/2022	2,130	2,130	San Francisco City & County Redevelopment
Norco Community Redevelopment Agency			Agency
Successor Agency (credit support from BAM)			5.00%, 08/01/2044	1,500		1,570
5.00%, 03/01/2032(a)	1,000	1,120	6.50%, 08/01/2039	1,000		1,151
Norco Financing Authority (credit support			San Joaquin Hills Transportation Corridor
from AGM)			Agency
5.63%, 10/01/2034(a)	1,000	1,133	5.00%, 01/15/2034	2,500		2,686
Northern Inyo County Local Hospital District			San Luis Obispo County Financing
5.00%, 12/01/2029	1,010	1,034	Authority (credit support from AGM)
Ontario Redevelopment Financing			5.00%, 08/01/2030(a)	1,000		1,103
Authority (credit support from AMBAC)			Santa Clara County Financing Authority
5.50%, 08/01/2016(a)	1,055	1,059	5.25%, 05/15/2036	2,000		2,187
Ontario Redevelopment Financing			Santa Margarita Water District
Authority (credit support from NATL-RE)			5.00%, 09/01/2038	500		529
5.25%, 08/01/2016(a)	1,060	1,063	Semitropic Improvement District
Palm Desert Financing Authority (credit			5.00%, 12/01/2038	2,000		2,251
support from NATL-RE)			Southern California Public Power Authority
5.00%, 08/01/2022(a)	1,280	1,295	5.00%, 11/01/2029	1,780		2,015
Perris Public Financing Authority			5.25%, 07/01/2029	695		811
5.30%, 10/01/2026	2,805	2,817	5.25%, 07/01/2031	695		801
Pittsburg Unified School District			State of California
0.00%, 08/01/2036(d)	1,365	517	5.00%, 02/01/2038	1,450		1,628
5.00%, 08/01/2043	2,900	3,191	5.00%, 04/01/2043	3,380		3,776
Pittsburg Unified School District (credit			5.25%, 11/01/2040	1,500		1,747
support from AGM)			5.75%, 04/01/2031	675		783
5.50%, 08/01/2031(a)	1,000	1,138	6.00%, 03/01/2033	2,000		2,414
Pomona Public Financing Authority (credit			6.00%, 04/01/2038	3,000		3,496
support from NATL-RE)			State of California Department of Water
5.00%, 02/01/2021(a)	5,000	5,011	Resources
Pomona Unified School District (credit			5.00%, 12/01/2028	1,615		1,804
support from NATL-RE)			5.00%, 12/01/2028	65		73
6.15%, 08/01/2030(a)	1,000	1,203	Stockton East Water District (credit support
Port Commission of the City & County of San			from NATL)
Francisco			5.25%, 04/01/2022(a)	1,780		1,783
4.00%, 03/01/2035	1,000	996	Stockton Unified School District (credit
Port of Los Angeles			support from AGM)
5.00%, 08/01/2032	1,740	1,964	5.00%, 08/01/2038(a)	1,500		1,676
Poway Unified School District			Tobacco Securitization Authority of Southern
0.00%, 08/01/2036(d)	4,000	1,624	California
Richmond Joint Powers Financing Authority			5.13%, 06/01/2046	1,500		1,222
6.25%, 07/01/2024	1,000	1,165	Tulare County Transportation Authority
Ripon Unified School District (credit support			5.00%, 02/01/2029	1,000		1,160
from BAM)			Tustin Public Financing Authority
0.00%, 08/01/2033(a),(d)	1,110	463	5.00%, 04/01/2041	1,000		1,095
Riverside Community Properties Development			University of California
Inc			5.00%, 05/15/2044	1,000		1,123
6.00%, 10/15/2038	1,000	1,173	5.25%, 05/15/2039(b)	3,000		3,381
Riverside County Transportation			Walnut Energy Center Authority
Commission			5.00%, 01/01/2035	1,225		1,364
5.00%, 06/01/2032	1,500	1,716	Western Municipal Water District Facilities
Rocklin Unified School District (credit			Authority
support from NATL)			5.00%, 10/01/2034	1,700		1,906
0.00%, 08/01/2019(a),(d)	1,360	1,125				$216,191
0.00%, 08/01/2020(a),(d)	1,415	1,109
0.00%, 08/01/2023(a),(d)	1,225	817	Virgin Islands - 0.86%
Salinas Valley Solid Waste Authority (credit			Virgin Islands Public Finance Authority
support from AGM)			5.00%, 10/01/2030	1,700		1,844
5.50%, 08/01/2031(a)	1,500	1,715
San Bernardino County Redevelopment			TOTAL MUNICIPAL BONDS			$218,035
Agency (credit support from ASSURED			Total Investments			$218,035
GTY)			Liability for Floating Rate Notes Issued in Conjunction with
5.00%, 09/01/2018(a)	1,565	1,570	Securities Held - (5.00)%
San Diego Community College District			Notes with interest rates of 0.03% and 0.04%	$(10,739	) $	(10,739)
5.25%, 08/01/2033(b)	1,950	2,233	at July 31, 2015 and contractual maturity of
San Diego Public Facilities Financing			collateral of 2017.(e)
Authority Water Revenue			Total Net Investments			$207,296
5.38%, 08/01/2034	2,000	2,291	Other Assets in Excess of Liabilities, Net - 3.47%			$7,444
San Diego Redevelopment Agency			TOTAL NET ASSETS - 100.00%			$214,740
6.40%, 09/01/2019	1,000	1,004

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2015 (unaudited)

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,241 or 4.30% of net assets.
(d)	Non-Income Producing Security
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2015

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	55.37%
Insured	21.13%
General Obligation Unlimited	14.23%
Prerefunded	6.27%
Tax Allocation	3.06%
Special Tax	1.47%
Liability For Floating Rate Notes Issued	(5.00)%
Other Assets in Excess of Liabilities, Net	3.47%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 97.77%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.41%			Chemicals (continued)
WPP PLC	1,103,936	$25,364	Lonza Group AG (a)	188,469	$27,320
			Potash Corp of Saskatchewan Inc	769,800	20,942
			Yara International ASA	414,726	20,634
Aerospace & Defense - 1.23%					$117,331
Kawasaki Heavy Industries Ltd	5,392,000	23,633
Safran SA	507,103	38,393	Commercial Services - 0.65%
Thales SA	217,083	14,670	Ashtead Group PLC	1,335,456	20,479
		$76,696	TAL Education Group ADR(a)	597,115	20,188
					$40,667
Agriculture - 0.41%
KT&G Corp	271,779	25,605	Computers - 0.72%
			TDK Corp	640,300	44,773

Airlines - 1.21%
easyJet PLC	183,188	4,700	Diversified Financial Services - 1.92%
International Consolidated Airlines Group SA	2,408,464	20,042	Intermediate Capital Group PLC	1,247,652	11,341
(a)			Macquarie Group Ltd	961,742	57,563
Ryanair Holdings PLC ADR	688,166	51,000	ORIX Corp	2,753,410	41,124
		$75,742	Paragon Group of Cos PLC/The	1,524,644	9,736
					$119,764
Automobile Manufacturers - 3.87%
Daimler AG	596,984	53,404	Electric - 2.19%
Maruti Suzuki India Ltd (b)	447,449	31,278	Enel SpA	7,146,603	33,581
Renault SA	455,115	41,897	Iberdrola SA	6,880,649	48,531
Toyota Motor Corp	1,724,000	114,801	Korea Electric Power Corp	989,159	42,770
		$241,380	Tenaga Nasional BHD	3,707,700	11,820
					$136,702
Automobile Parts & Equipment - 1.13%
Bridgestone Corp	962,200	36,270	Electrical Components & Equipment - 0.30%
Continental AG	152,492	34,092	Mabuchi Motor Co Ltd	316,000	18,908
		$70,362

Banks - 12.98%			Electronics - 3.62%
Axis Bank Ltd	3,578,963	31,983	Alps Electric Co Ltd	1,692,400	53,343
Bank of Kyoto Ltd/The	1,419,000	16,732	Hon Hai Precision Industry Co Ltd	14,908,120	42,873
Bank of Montreal	696,100	38,843	Hoya Corp	1,182,500	50,006
China Construction Bank Corp	41,199,000	33,609	Murata Manufacturing Co Ltd	295,800	43,823
Commonwealth Bank of Australia	807,478	51,561	Omron Corp	914,800	35,845
Danske Bank A/S	1,348,004	42,145			$225,890
DBS Group Holdings Ltd	1,971,803	29,029	Engineering & Construction - 1.46%
DNB ASA	2,310,349	37,664	Acciona SA	157,121	12,698
ICICI Bank Ltd ADR	3,241,972	32,647	Lend Lease Group	1,996,805	22,683
KBC Groep NV	370,686	25,848	Promotora y Operadora de Infraestructura	793,300	9,100
Mediobanca SpA	2,630,166	28,663	SAB de CV (a)
Mitsubishi UFJ Financial Group Inc	9,606,425	69,907	Skanska AB	1,022,012	21,523
Mizuho Financial Group Inc	19,797,100	43,168	Vinci SA	385,683	24,717
Natixis SA	4,607,002	33,812
Nordea Bank AB	4,307,344	53,630			$90,721
Oversea-Chinese Banking Corp Ltd	2,974,700	22,307	Food - 3.04%
Royal Bank of Canada	1,190,868	69,439	Delhaize Group	418,867	37,924
Sumitomo Mitsui Financial Group Inc	876,700	39,534	Ezaki Glico Co Ltd	331,700	18,173
Svenska Handelsbanken AB	1,755,950	26,874	Greencore Group PLC	2,589,608	12,774
Toronto-Dominion Bank/The	1,676,500	67,644	Gruma SAB de CV	1,293,700	16,926
Yes Bank Ltd	1,107,721	14,302	JBS SA	4,028,100	18,000
		$809,341	Nestle SA	1,089,998	82,458
			Uni-President Enterprises Corp	1,846,000	3,248
Beverages - 1.69%					$189,503
Ambev SA	3,197,800	18,072
Anheuser-Busch InBev NV	637,597	76,181	Forest Products & Paper - 0.76%
Carlsberg A/S	128,622	11,206	Mondi PLC	1,343,457	32,250
		$105,459	Smurfit Kappa Group PLC	423,946	12,749
			Stora Enso OYJ	257,044	2,420
Biotechnology - 0.92%
China Biologic Products Inc (a)	90,801	11,111			$47,419
CSL Ltd	435,786	31,482	Gas - 0.61%
Genmab A/S (a)	154,483	14,556	Gas Natural SDG SA	1,053,851	22,873
		$57,149	Keyera Corp	456,100	14,989

Building Materials - 0.71%					$37,862
CRH PLC	1,021,524	30,213	Hand & Machine Tools - 0.30%
Kingspan Group PLC	546,390	13,745	Fuji Electric Co Ltd	4,509,000	18,641
		$43,958

Chemicals - 1.88%			Healthcare - Products - 0.21%
Evonik Industries AG	524,137	21,005	Coloplast A/S	182,621	13,177
Givaudan SA (a)	14,746	27,430

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services - 1.15%			Oil & Gas (continued)
Fresenius SE & Co KGaA	592,872	$41,024	Royal Dutch Shell PLC - B Shares	1,489,644	$43,133
Netcare Ltd	4,405,204	14,037	Statoil ASA	1,525,187	25,713
Ramsay Health Care Ltd	341,813	16,673	Suncor Energy Inc	1,205,636	33,961
		$71,734	TOTAL SA	1,078,537	53,218

Home Builders - 2.79%					$253,883
Barratt Developments PLC	4,534,232	44,873	Pharmaceuticals - 9.72%
Persimmon PLC (a)	1,193,830	38,095	Actelion Ltd (a)	158,248	23,402
Sekisui House Ltd	2,099,200	31,184	Bayer AG	505,073	74,587
Taylor Wimpey PLC	19,738,268	59,824	BTG PLC (a)	1,575,732	16,066
		$173,976	Novartis AG	1,322,852	137,265
			Novo Nordisk A/S	1,691,059	99,800
Home Furnishings - 0.85%			Roche Holding AG	447,062	129,167
Howden Joinery Group PLC	2,898,897	22,401	Shire PLC	984,848	87,549
Steinhoff International Holdings Ltd	5,024,383	30,378	Teva Pharmaceutical Industries Ltd ADR	556,425	38,405
		$52,779			$606,241

Insurance - 5.72%			Pipelines - 0.62%
BB Seguridade Participacoes SA	3,322,900	31,298	TransCanada Corp	998,100	38,792
Direct Line Insurance Group PLC	8,726,384	49,800
Fairfax Financial Holdings Ltd	54,413	26,242
Hannover Rueck SE	567,342	60,232	Private Equity - 0.52%
Legal & General Group PLC	8,264,161	33,612	3i Group PLC	3,768,023	32,503
PICC Property & Casualty Co Ltd	6,984,000	14,532
Prudential PLC	1,864,942	43,873	Real Estate - 2.84%
Sampo OYJ	628,144	31,081	Brookfield Asset Management Inc	2,640,087	92,171
Sanlam Ltd	3,515,416	18,572	Cheung Kong Property Holdings Ltd (a)	3,819,500	31,828
Tokio Marine Holdings Inc	1,143,300	47,611	Deutsche Annington Immobilien SE	533,203	16,636
		$356,853	Deutsche Wohnen AG	893,591	22,047
Internet - 1.35%			Wheelock & Co Ltd	2,729,000	14,120
Auto Trader Group PLC (a),(c)	3,855,282	20,344			$176,802
Tencent Holdings Ltd	2,492,725	46,441	REITS - 0.47%
Vipshop Holdings Ltd ADR(a)	883,520	17,220
			Mirvac Group	10,251,102	14,123
		$84,005	Segro PLC	2,189,873	15,332
Investment Companies - 1.92%					$29,455
CK Hutchison Holdings Ltd	4,298,500	63,805	Retail - 5.61%
Investor AB	1,453,265	56,028	Alimentation Couche-Tard Inc	2,267,417	101,196
		$119,833	Dollarama Inc	1,213,600	72,240
Iron & Steel - 0.30%			GS Retail Co Ltd	297,818	13,303
JFE Holdings Inc	1,007,600	18,868	Mr Price Group Ltd	1,104,101	21,988
			Next PLC	275,430	34,360
			Pandora A/S	578,019	65,087
Leisure Products & Services - 0.35%			Travis Perkins PLC	457,306	16,035
Yamaha Motor Co Ltd	972,800	22,070	Wal-Mart de Mexico SAB de CV	10,634,700	25,781
					$349,990

Machinery - Construction & Mining - 0.68%			Semiconductors - 2.19%
Mitsubishi Electric Corp	3,926,000	42,166	ams AG	462,293	20,047
			ARM Holdings PLC	2,249,081	35,286
Machinery - Diversified - 0.34%			Dialog Semiconductor PLC (a)	577,132	28,783
Sumitomo Heavy Industries Ltd	4,171,000	21,051	Taiwan Semiconductor Manufacturing Co Ltd	12,008,544	52,477
					$136,593

Media - 1.69%			Software - 0.90%
ITV PLC	17,877,774	78,229	HCL Technologies Ltd	2,252,041	35,008
Mediaset Espana Comunicacion SA	923,963	11,616	UBISOFT Entertainment (a)	1,086,443	21,108
Numericable-SFR SAS (a)	279,594	15,271			$56,116

		$105,116	Telecommunications - 7.56%
Mining - 0.54%			Bharti Infratel Ltd (a)	3,033,546	21,159
BHP Billiton PLC	1,063,770	19,539	BT Group PLC	9,884,691	71,535
South32 Ltd (a)	10,108,963	13,189	China Mobile Ltd	4,057,500	53,116
South32 Ltd (a)	907,630	1,159	China Telecom Corp Ltd	54,418,000	30,433
		$33,887	Deutsche Telekom AG	3,472,163	62,785
			Hellenic Telecommunications Organization	896,919	6,930
Miscellaneous Manufacturing - 1.34%			SA (b)
FUJIFILM Holdings Corp	1,162,300	46,095	KDDI Corp	1,816,200	46,106
Largan Precision Co Ltd	366,000	37,185	Nippon Telegraph & Telephone Corp	1,337,476	51,510
		$83,280	Orange SA	3,069,522	50,494
Oil & Gas - 4.07%			Proximus	994,971	37,507
Caltex Australia Ltd	1,326,276	33,410	SK Telecom Co Ltd	124,981	26,823
Canadian Natural Resources Ltd	1,295,700	31,624	Telekom Malaysia Bhd	7,470,900	12,797
PetroChina Co Ltd	23,870,000	23,515			$471,195
Royal Dutch Shell PLC - A Shares	324,780	9,309

See accompanying notes

	Schedule of Investments
	Diversified International Fund
	July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)
Toys, Games & Hobbies - 0.33%
Nintendo Co Ltd	118,800	$20,866

Transportation - 1.70%
Canadian National Railway Co	1,103,100	68,817
Canadian Pacific Railway Ltd	156,300	25,161
Euronav NV	777,338	11,800
		$105,778
TOTAL COMMON STOCKS		$6,096,246
INVESTMENT COMPANIES - 1.82%	Shares Held	Value (000	's)
Publicly Traded Investment Fund - 1.82%
Goldman Sachs Financial Square Funds -	113,166,767	113,167
Government Fund

TOTAL INVESTMENT COMPANIES		$113,167
Total Investments		$6,209,413
Other Assets in Excess of Liabilities, Net - 0.41%		$25,520
TOTAL NET ASSETS - 100.00%		$6,234,933

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $38,208 or 0.61% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,344 or 0.33% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	16.28%
United Kingdom	11.29%
Canada	11.25%
Switzerland	6.84%
Germany	6.67%
France	4.71%
Australia	4.20%
Denmark	3.95%
Ireland	3.34%
China	3.16%
Belgium	3.04%
India	2.66%
Hong Kong	2.61%
Sweden	2.54%
Taiwan, Province Of China	2.18%
South Africa	1.88%
United States	1.82%
Korea, Republic Of	1.73%
Spain	1.54%
Norway	1.34%
Brazil	1.08%
Italy	1.00%
Netherlands	0.84%
Mexico	0.83%
Singapore	0.83%
Israel	0.62%
Finland	0.54%
Malaysia	0.39%
Austria	0.32%
Greece	0.11%
Other Assets in Excess of Liabilities, Net	0.41%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 98.31%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.54%			Gas - 1.13%
Lockheed Martin Corp	353,633	$73,238	Sempra Energy	635,981	$64,730
Raytheon Co	662,501	72,272
		$145,510	Healthcare - Products - 2.13%
Apparel - 1.60%			Becton Dickinson and Co	290,467	44,195
VF Corp	1,189,243	91,679	Medtronic PLC	996,992	78,154
					$122,349

Automobile Manufacturers - 1.48%			Insurance - 6.32%
PACCAR Inc	1,312,171	85,081	ACE Ltd	1,229,290	133,710
			Allstate Corp/The	782,116	53,927
			Chubb Corp/The	179,271	22,289
Automobile Parts & Equipment - 2.53%			MetLife Inc	2,391,646	133,310
Autoliv Inc	724,005	76,165	Swiss Re AG ADR	854,740	19,283
Johnson Controls Inc	1,512,028	68,888			$362,519
		$145,053
			Machinery - Diversified - 2.38%
Banks - 9.87%			Deere & Co	1,444,317	136,589
Australia & New Zealand Banking Group Ltd	633,020	15,066
ADR
Bank of Nova Scotia/The	958,551	47,075	Media - 0.21%
Grupo Financiero Santander Mexico SAB de	1,676,667	15,006	Walt Disney Co/The	100,966	12,116
CV ADR
JP Morgan Chase & Co	1,974,017	135,279	Mining - 0.78%
M&T Bank Corp	412,515	54,101	BHP Billiton Ltd ADR	1,141,889	43,814
PNC Financial Services Group Inc/The	1,131,085	111,050	South32 Ltd ADR(a)	130,073	829
US Bancorp	1,885,941	85,264			$44,643
Wells Fargo & Co	1,781,359	103,087
		$565,928	Miscellaneous Manufacturing - 2.01%
			3M Co	210,968	31,928
Beverages - 0.70%			Parker-Hannifin Corp	739,531	83,382
Coca-Cola Co/The	984,189	40,430			$115,310

			Oil & Gas - 9.58%
Chemicals - 1.61%			Chevron Corp	671,002	59,370
Air Products & Chemicals Inc	291,294	41,512	Cimarex Energy Co	432,289	45,010
Chemours Co/The	161,579	1,764	Crescent Point Energy Corp	2,834,101	42,928
EI du Pont de Nemours & Co	885,035	49,350	Exxon Mobil Corp	899,018	71,211
		$92,626	Marathon Oil Corp	2,039,360	42,847
Computers - 4.31%			Marathon Petroleum Corp	2,073,107	113,337
Accenture PLC - Class A	129,507	13,353	Occidental Petroleum Corp	1,270,912	89,218
Apple Inc	1,216,229	147,529	Royal Dutch Shell PLC - B shares ADR	1,468,457	85,391
EMC Corp/MA	2,223,679	59,795			$549,312
International Business Machines Corp	162,528	26,328	Pharmaceuticals - 11.17%
		$247,005	Abbott Laboratories	2,018,392	102,312
Distribution & Wholesale - 0.76%			GlaxoSmithKline PLC ADR	406,908	17,676
Genuine Parts Co	493,524	43,899	Johnson & Johnson	623,537	62,485
			Merck & Co Inc	1,950,452	114,999
			Novartis AG ADR	670,879	69,604
Diversified Financial Services - 5.79%			Pfizer Inc	3,070,317	110,715
BlackRock Inc	318,040	106,963	Roche Holding AG ADR	2,596,228	93,750
Discover Financial Services	1,705,582	95,188	Teva Pharmaceutical Industries Ltd ADR	1,005,668	69,411
FNF Group	3,326,904	130,049			$640,952
		$332,200
			Pipelines - 2.72%
Electric - 4.85%			Enterprise Products Partners LP	2,188,617	62,004
Eversource Energy	1,403,273	69,771	Kinder Morgan Inc/DE	2,710,002	93,874
NextEra Energy Inc	551,113	57,977			$155,878
WEC Energy Group Inc	1,392,228	68,219
Xcel Energy Inc	2,375,030	82,342	Private Equity - 1.55%
		$278,309	KKR & Co LP	3,720,084	88,910

Electrical Components & Equipment - 0.44%
Emerson Electric Co	493,567	25,542	REITS - 4.06%
			American Capital Agency Corp	2,707,673	52,150
			Annaly Capital Management Inc	6,124,219	60,936
Electronics - 1.14%			Digital Realty Trust Inc	1,860,339	119,564
Garmin Ltd	572,673	24,001			$232,650
Honeywell International Inc	391,903	41,169
		$65,170	Retail - 2.16%
			Costco Wholesale Corp	256,175	37,222
Food - 2.42%			Starbucks Corp	1,244,718	72,107
Kraft Heinz Co/The	473,121	37,599	Tiffany & Co	151,348	14,484
Kroger Co/The	2,586,168	101,481			$123,813
		$139,080
			Semiconductors - 4.69%
			Applied Materials Inc	3,765,619	65,371

See accompanying notes

			Schedule of Investments
			Equity Income Fund
			July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors (continued)
Maxim Integrated Products Inc	1,574,358		$53,591
Microchip Technology Inc	1,993,401		85,397
Taiwan Semiconductor Manufacturing Co Ltd	2,926,971		64,716
ADR
			$269,075

Software - 0.92%
Microsoft Corp	1,124,408		52,510

Telecommunications - 2.28%
BCE Inc	1,814,949		74,667
Verizon Communications Inc	1,200,105		56,153
			$130,820

Toys, Games & Hobbies - 2.10%
Hasbro Inc	1,526,569		120,202

Transportation - 2.08%
Norfolk Southern Corp	504,792		42,569
Union Pacific Corp	440,540		42,992
United Parcel Service Inc	327,376		33,510
			$119,071
TOTAL COMMON STOCKS			$5,638,961
INVESTMENT COMPANIES - 1.69%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 1.69%
Morgan Stanley Institutional Liquidity Funds -	97,197,560		97,198
Government Portfolio

TOTAL INVESTMENT COMPANIES			$97,198
Total Investments			$5,736,159
Liabilities in Excess of Other Assets, Net - 0.00%			$(190)
TOTAL NET ASSETS - 100.00%			$5,735,969

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			27.59%
Consumer, Non-cyclical			16.42%
Energy			12.30%
Consumer, Cyclical			10.63%
Industrial			10.59%
Technology			9.92%
Utilities			5.98%
Communications			2.49%
Basic Materials			2.39%
Exchange Traded Funds			1.69%
Liabilities in Excess of Other Assets, Net			0.00%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 25.03%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.01%			Commercial Services (continued)
Multiplus SA	116,000	$1,404	Jiangsu Expressway Co Ltd	9,032,000	$11,268
			KAR Auction Services Inc	36,975	1,440
			Macquarie Infrastructure Corp	25,493	2,165
Aerospace & Defense - 0.29%			RR Donnelley & Sons Co	36,581	642
BAE Systems PLC	1,162,894	8,707	SKILLED Group Ltd	1,272,479	1,431
L-3 Communications Holdings Inc	70,529	8,143	Transurban Group	3,750,314	27,296
Lockheed Martin Corp	83,911	17,378	Travelport Worldwide Ltd	303,471	3,869
		$34,228			$114,300

Agriculture - 0.42%			Computers - 0.18%
Archer-Daniels-Midland Co	51,079	2,422	Accenture PLC - Class A	46,617	4,807
Imperial Tobacco Group PLC	368,973	19,362	Amdocs Ltd	32,893	1,929
Philip Morris International Inc	320,446	27,408	Apple Inc	107,328	13,019
		$49,192	TDK Corp	14,200	993
Airlines - 0.02%					$20,748
Air New Zealand Ltd	1,039,457	1,810	Diversified Financial Services - 0.13%
			Aircastle Ltd	62,928	1,515
Automobile Manufacturers - 0.02%			Ashford Inc (a),(b)	1,934	115
Toyota Motor Corp	43,300	2,883	Century Tokyo Leasing Corp	42,700	1,449
			Fubon Financial Holding Co Ltd	1,422,707	2,596
			Henderson Group PLC	1,123,552	4,989
Banks - 1.54%			Intermediate Capital Group PLC	150,756	1,370
Australia & New Zealand Banking Group Ltd	542,886	12,947	Tokai Tokyo Financial Holdings Inc	152,000	1,161
Bank of Communications Co Ltd	952,000	837	Urban & Civic PLC	646,938	2,596
Bank of Montreal	135,700	7,572			$15,791
Bank of Nova Scotia/The	166,000	8,147
Bank Pembangunan Daerah Jawa Timur Tbk	28,143,300	967	Electric - 3.75%
PT			8Point3 Energy Partners LP (b)	300	5
China Everbright Bank Co Ltd	1,265,000	704	AES Corp/VA	760,037	9,728
Commonwealth Bank of Australia	181,713	11,603	Allete Inc	40,000	1,932
FirstRand Ltd	955,521	4,128	Alliant Energy Corp	189,995	11,687
FNB Corp/PA	206,857	2,853	Avista Corp	45,706	1,509
Gunma Bank Ltd/The	160,000	1,189	China Power International Development Ltd	1,021,000	723
JP Morgan Chase & Co (a)	338,171	23,175	CMS Energy Corp	200,000	6,852
Mizuho Financial Group Inc	6,827,200	14,887	Datang International Power Generation Co Ltd	3,790,000	1,637
National Penn Bancshares Inc	308,904	3,311	Dominion Resources Inc/VA	340,000	24,378
Natixis SA	788,227	5,785	DTE Energy Co (a)	325,000	26,149
Nordea Bank AB	480,700	5,985	DUET Group (b)	3,339,400	5,366
PacWest Bancorp	101,221	4,686	DUET Group	9,530,176	15,313
PNC Financial Services Group Inc/The	21,961	2,156	Duke Energy Corp	540,960	40,150
Royal Bank of Canada	202,774	11,824	Edison International	100,000	6,001
Sumitomo Mitsui Financial Group Inc	224,500	10,124	Enel SpA	439,796	2,067
SunTrust Banks Inc	104,064	4,614	Entergy Corp (a)	30,000	2,131
Toronto-Dominion Bank/The	96,309	3,886	Eversource Energy (a)	481,376	23,934
Webster Financial Corp	30,224	1,168	Exelon Corp	261,127	8,380
Wells Fargo & Co (a)	474,289	27,447	Hera SpA	350,723	885
WesBanco Inc	19,728	655	Huadian Power International Corp Ltd	720,000	727
Westpac Banking Corp	482,763	12,275	Iberdrola SA	1,906,060	13,444
		$182,925	Infraestructura Energetica Nova SAB de CV	142,000	691
			(b)
Beverages - 0.08%			Iren SpA	791,158	1,152
PepsiCo Inc	92,755	8,937	ITC Holdings Corp (a)	968,864	32,728
			NextEra Energy Inc (a)	406,634	42,778
Biotechnology - 0.15%			NRG Yield Inc - A Shares	50,000	985
Gilead Sciences Inc	146,712	17,291	NRG Yield Inc - C Shares	50,000	964
			PG&E Corp	624,410	32,788
			Pinnacle West Capital Corp (a)	100,000	6,171
Building Materials - 0.01%			Portland General Electric Co	27,285	983
Universal Forest Products Inc	11,615	738	Power Assets Holdings Ltd	1,874,000	17,652
			PPL Corp (a)	1,146,354	36,465
Chemicals - 0.15%			Public Service Enterprise Group Inc	80,122	3,339
LyondellBasell Industries NV	79,175	7,429	SCANA Corp (a)	500,000	27,400
Yara International ASA	197,910	9,847	Southern Co/The	300,000	13,419
		$17,276	SSE PLC	461,437	10,914
			Talen Energy Corp (a),(b)	248,600	3,910
Commercial Services - 0.96%			TECO Energy Inc	87,570	1,937
Abertis Infraestructuras SA	1,306,961	21,402	WEC Energy Group Inc (a)	150,000	7,350
ABM Industries Inc	36,991	1,219			$444,624
Adecco SA (b)	48,971	4,087
Atlantia SpA	416,309	11,117	Electrical Components & Equipment - 0.01%
CCR SA	1,653,500	7,350	Kung Long Batteries Industrial Co Ltd	167,000	663
COSCO Pacific Ltd	5,808,000	7,580
Dai Nippon Printing Co Ltd	233,000	2,586
Hutchison Port Holdings Trust	18,073,539	10,848

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electronics - 0.11%			Holding Companies - Diversified - 0.08%
Hu Lane Associate Inc	291,000	$1,106	Cengage Learning Holdings II LP	34,465	$913
Pegatron Corp	1,920,000	5,397	China Merchants Holdings International Co	2,488,000	9,095
Siix Corp	44,600	1,084	Ltd
Zhen Ding Technology Holding Ltd	1,782,000	5,528			$10,008

		$13,115	Home Builders - 0.11%
Energy - Alternate Sources - 0.11%			Berkeley Group Holdings PLC	41,352	2,172
NextEra Energy Partners LP	145,000	5,173	Galliford Try PLC	37,190	1,030
Pattern Energy Group Inc	325,000	7,940	Persimmon PLC (b)	177,229	5,655
		$13,113	Sekisui House Ltd	303,200	4,504

Engineering & Construction - 0.37%					$13,361
ACS Actividades de Construccion y Servicios	51,010	1,712	Insurance - 0.79%
SA			Allianz SE	57,582	9,433
Aena SA (b),(c)	24,802	2,731	AXA SA	561,905	14,798
Alion Science and Technology Corp -	7,750	—	Beazley PLC	208,820	1,099
Warrants (b),(d),(e)			Direct Line Insurance Group PLC	1,510,557	8,620
BBA Aviation PLC	1,516,862	7,022	Everest Re Group Ltd	6,057	1,109
China Machinery Engineering Corp	891,000	676	First American Financial Corp	106,363	4,316
Ferrovial SA	48,916	1,189	Hannover Rueck SE	86,472	9,180
Fraport AG Frankfurt Airport Services	98,543	6,470	Horace Mann Educators Corp	32,965	1,162
Worldwide			MetLife Inc	70,247	3,916
Grupo Aeroportuario del Centro Norte Sab de	177,600	986	Old Republic International Corp	50,661	848
CV (b)			Phoenix Group Holdings	79,331	1,055
Grupo Aeroportuario del Pacifico SAB de CV	653,703	5,159	Sompo Japan Nipponkoa Holdings Inc	325,000	11,451
NCC AB	236,307	7,063	Swiss Re AG	79,146	7,120
Vinci SA	175,922	11,274	Tokio Marine Holdings Inc	231,900	9,657
		$44,282	Travelers Cos Inc/The	68,433	7,262
			Validus Holdings Ltd	34,586	1,603
Entertainment - 0.02%			XL Group PLC	18,392	699
Regal Entertainment Group	63,750	1,313			$93,328
Vail Resorts Inc	11,865	1,302
		$2,615	Internet - 0.11%
			Atea ASA	46,567	402
Food - 0.04%			Cogent Communications Holdings Inc	389,500	12,382
Cal-Maine Foods Inc	34,566	1,872			$12,784
Kesko OYJ	46,744	1,819
Select Harvests Ltd	112,174	1,081	Investment Companies - 0.01%
		$4,772	New Mountain Finance Corp	105,632	1,533

Forest Products & Paper - 0.03%
Mondi PLC	69,676	1,673	Leisure Products & Services - 0.01%
Stora Enso OYJ	249,601	2,350	Ardent Leisure Group	700,000	1,236
		$4,023

Gas - 1.19%			Lodging - 0.03%
Atmos Energy Corp	206,776	11,435	Accor SA	54,000	2,647
Gas Natural SDG SA	218,127	4,734	Echo Entertainment Group Ltd	198,900	728
National Grid PLC	3,695,435	49,182			$3,375
National Grid PLC ADR(a)	125,000	8,327
NiSource Inc (a)	556,187	9,711	Machinery - Diversified - 0.02%
			CKD Corp	109,400	1,084
ONE Gas Inc	60,000	2,702	Sumitomo Heavy Industries Ltd	206,000	1,040
Rubis SCA	113,502	8,158			$2,124
Sempra Energy	210,000	21,374
Snam SpA	1,699,362	8,362	Media - 0.51%
South Jersey Industries Inc (a)	30,000	727	Charter Communications Inc (b)	89,000	16,541
UGI Corp	244,630	8,939	Comcast Corp - Class A	175,000	10,922
Vectren Corp	36,090	1,519	Gannett Co Inc	1	—
Western Gas Equity Partners LP (a)	109,666	6,433	Houghton Mifflin Harcourt Co (b)	360,119	9,410
		$141,603	Liberty Global PLC - A Shares (b)	75,000	3,934
			Liberty Global PLC - C Shares (b)	30,000	1,474
Hand & Machine Tools - 0.03%			TEGNA Inc	269,785	7,859
Stanley Black & Decker Inc	36,345	3,834	Time Warner Cable Inc	56,000	10,641
					$60,781
Healthcare - Products - 0.02%			Mining - 0.02%
CR Bard Inc	4,037	794	Mirabela Nickel Ltd (b)	26,307,311	1,886
Fisher & Paykel Healthcare Corp Ltd	211,632	1,047
		$1,841
			Miscellaneous Manufacturing - 0.05%
Healthcare - Services - 0.08%			AO Smith Corp	7,801	560
Brookdale Senior Living Inc (b)	80,000	2,651
			General Electric Co	214,388	5,596
HealthSouth Corp	34,289	1,567			$6,156
Quest Diagnostics Inc	21,663	1,599
Sonic Healthcare Ltd	234,104	3,532	Office Furnishings - 0.01%
		$9,349	Steelcase Inc	59,953	1,070

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 0.90%			Real Estate (continued)
Antero Midstream Partners LP	261,494	$6,977	Atrium European Real Estate Ltd (b)	327,000	$1,520
ConocoPhillips (a)	120,822	6,082	Beijing Capital Land Ltd	1,906,000	916
EQT GP Holdings LP	70,085	2,286	Citycon OYJ (b)	2,255,857	5,987
Exxon Mobil Corp (a)	260,436	20,629	Croesus Retail Trust	7,462,166	5,002
LinnCo LLC	55,943	218	Dalian Wanda Commercial Properties Co Ltd	610,000	4,422
Marathon Oil Corp	184,866	3,884	(c)
Marathon Petroleum Corp	77,416	4,232	Deutsche Annington Immobilien SE	123,500	3,853
Repsol SA	438,828	7,375	Fabege AB	220,900	3,066
Royal Dutch Shell PLC ADR	370,000	21,268	Frasers Centrepoint Ltd	1,165,800	1,421
Royal Dutch Shell PLC - B Shares	228,915	6,628	Kerry Properties Ltd	167,000	623
Tesoro Corp	12,298	1,197	KWG Property Holding Ltd	1,061,500	796
TOTAL SA	195,912	9,667	Merlin Properties Socimi SA (b)	436,666	4,783
Valero Energy Corp	78,271	5,135	Mitsui Fudosan Co Ltd	481,400	13,694
Valero Energy Partners LP (d)	158,463	7,443	New World Development Co Ltd	6,203,000	7,490
Whitecap Resources Inc	494,160	4,307	Religare Health Trust	4,259,800	3,276
		$107,328	Sino-Ocean Land Holdings Ltd	1,163,000	797
			Sponda OYJ	655,000	2,609
Oil & Gas Services - 0.08%			Sun Hung Kai Properties Ltd	726,933	11,155
Targa Resources Corp	107,302	9,491	TLG Immobilien AG	210,000	3,758
			Vukile Property Fund Ltd	400,000	571
Packaging & Containers - 0.03%			Wheelock & Co Ltd	136,000	704
Intertape Polymer Group Inc	69,300	1,023			$81,138

Sonoco Products Co	67,926	2,804	REITS - 4.07%
		$3,827	Agree Realty Corp	240,640	7,457
Pharmaceuticals - 0.53%			AIMS AMP Capital Industrial REIT	1,425,150	1,558
AbbVie Inc	135,219	9,467	Alexandria Real Estate Equities Inc	79,620	7,382
AstraZeneca PLC	42,227	2,851	Altarea SCA	21,400	3,647
Cardinal Health Inc	50,909	4,326	American Tower Corp	294,343	27,995
Kaken Pharmaceutical Co Ltd	43,000	1,602	Apartment Investment & Management Co	253,890	9,922
Merck & Co Inc	149,201	8,797	Ashford Hospitality Prime Inc (a)	10,574	154
Novartis AG	49,585	5,145	Ashford Hospitality Trust Inc (a)	258,350	2,258
Pfizer Inc (a)	837,473	30,199	Assura PLC	7,658,192	6,514
Recordati SpA	39,262	978	Boston Properties Inc (a)	70,577	8,701
		$63,365	Campus Crest Communities Inc (a)	271,981	1,550
			Canadian Apartment Properties REIT	61,051	1,308
Pipelines - 4.13%			CapitaLand Mall Trust	2,745,500	4,002
Buckeye Partners LP (a),(d)	341,780	25,623
Columbia Pipeline Group Inc (a)	398,829	11,638	Champion REIT	15,200,000	8,428
			Colony Capital Inc	52,706	1,198
Columbia Pipeline Partners LP	220,902	5,178	Crombie Real Estate Investment Trust	270,000	2,614
DCP Midstream Partners LP (a)	176,883	5,519
			Crown Castle International Corp	484,292	39,668
Enbridge Energy Partners LP (d)	531,904	16,718	CubeSmart (a)	178,040	4,658
Enbridge Inc	303,678	13,237	CyrusOne Inc	78,812	2,423
Energy Transfer Equity LP (a)	1,099,568	33,075	CYS Investments Inc (a)	206,793	1,605
EnLink Midstream LLC	114,216	3,078	DCT Industrial Trust Inc (a)	106,592	3,705
Enterprise Products Partners LP (a)	1,714,147	48,562
			DDR Corp	513,530	8,371
EQT Midstream Partners LP	185,768	14,635	Digital Realty Trust Inc	84,849	5,453
Genesis Energy LP (a)	194,696	8,643
			Duke Realty Corp	729,789	14,720
Kinder Morgan Inc/DE	590,579	20,458	Education Realty Trust Inc	105,347	3,333
Magellan Midstream Partners LP (a),(d)	527,529	37,138	EPR Properties (a)	116,069	6,630
MarkWest Energy Partners LP (a)	349,410	22,865	Equity One Inc (a)	265,872	6,825
MPLX LP (a),(d)	183,726	10,232
			Equity Residential	68,046	5,091
ONEOK Inc	148,036	5,594	Essex Property Trust Inc (a)	30,459	6,851
ONEOK Partners LP	146,486	4,745	Eurocommercial Properties NV	44,000	1,898
Pembina Pipeline Corp	279,040	8,122	Extra Space Storage Inc	72,003	5,294
Phillips 66 Partners LP (d)	150,039	9,349
Plains All American Pipeline LP (a)	768,450	32,083	Federation Centres	443,826	971
			Fonciere Des Regions	7,942	686
Plains GP Holdings LP	123,699	3,172	Fortune Real Estate Investment Trust	2,365,000	2,559
Shell Midstream Partners LP	190,523	8,089	Frasers Centrepoint Trust	1,630,000	2,446
Spectra Energy Corp	438,826	13,279	General Growth Properties Inc	226,930	6,159
Spectra Energy Partners LP	305,844	14,846	GEO Group Inc/The	196,552	7,420
Sunoco Logistics Partners LP (a),(d)	584,029	21,854
Tesoro Logistics LP (a)	268,095	14,059	Goodman Group	1,300,000	6,200
			Granite Real Estate Investment Trust	26,400	813
TransCanada Corp	560,839	21,797	Great Portland Estates PLC	236,548	3,073
Western Gas Partners LP (a),(d)	297,146	17,526
Williams Cos Inc/The (a)	636,483	33,402	H&R Real Estate Investment Trust	100,000	1,707
			Health Care REIT Inc	80,696	5,598
Williams Partners LP	130,344	6,013	Hospitality Properties Trust (a)	344,910	9,457
		$490,529	Hospitality Property Fund Ltd	200,000	171
Publicly Traded Investment Fund - 0.01%			Hyprop Investments Ltd	181,497	1,862
THL Credit Inc	70,369	842	Immobiliare Grande Distribuzione SIIQ SpA	986,436	915
			Japan Hotel REIT Investment Corp	4,718	3,053
			Japan Logistics Fund Inc	950	1,791
Real Estate - 0.68%			Kenedix Office Investment Corp	256	1,186
Aeon Mall Co Ltd	250,000	4,695	Kenedix Retail REIT Corp	628	1,400

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS (continued)			Telecommunications - 1.51%
Kite Realty Group Trust	46,730	$1,234	AT&T Inc	222,980	$7,746
Klepierre	209,006	9,509	BCE Inc (a)	490,000	20,159
Land Securities Group PLC	341,856	6,923	Bezeq The Israeli Telecommunication Corp	547,273	1,009
Liberty Property Trust (a)	147,200	5,009	Ltd
LondonMetric Property PLC	3,270,000	8,261	BT Group PLC	525,000	3,799
Medical Properties Trust Inc	421,070	5,756	Cable & Wireless Communications PLC	5,148,514	5,144
Mirvac Group	6,133,543	8,450	CenturyLink Inc (a)	700,000	20,020
Monmouth Real Estate Investment Corp	105,030	1,052	Chunghwa Telecom Co Ltd	872,000	2,711
New Residential Investment Corp	129,086	2,025	Cisco Systems Inc	575,817	16,365
NewRiver Retail Ltd	1,119,373	5,820	Cleveland Unlimited Inc (b),(d),(e)	1	10
Nomura Real Estate Master Fund Inc	2,512	3,017	Far EasTone Telecommunications Co Ltd	2,599,000	6,080
NorthStar Realty Finance Corp	44,885	718	Freenet AG	56,137	1,927
Omega Healthcare Investors Inc	162,337	5,886	Frontier Communications Corp	500,000	2,360
Prologis Inc	309,250	12,559	HKT Trust & HKT Ltd	6,314,000	7,686
Public Storage (a)	80,097	16,434	Infrastrutture Wireless Italiane SpA (b),(c)	182,470	876
Pure Industrial Real Estate Trust	480,000	1,696	KDDI Corp	466,200	11,835
QTS Realty Trust Inc	26,071	1,082	Level 3 Communications Inc (b)	165,000	8,332
Retail Properties of America Inc	390,000	5,678	Nippon Telegraph & Telephone Corp	159,600	6,147
Sabra Health Care REIT Inc	239,280	6,544	Orange SA	188,993	3,109
Saul Centers Inc	42,000	2,179	TDC A/S	111,377	840
Segro PLC	286,077	2,003	Telenor ASA	369,973	8,127
Sekisui House Reit Inc	1,134	1,186	T-Mobile US Inc (b)	146,000	5,936
Simon Property Group Inc (a)	124,857	23,376	Verizon Communications Inc (a)	430,000	20,120
SL Green Realty Corp	30,180	3,475	Vodafone Group PLC ADR	500,000	18,890
Spring Real Estate Investment Trust	14,736,000	6,824			$179,228
STAG Industrial Inc	135,713	2,665
Stockland	2,331,803	7,227	Transportation - 0.59%
STORE Capital Corp	148,476	3,118	Asciano Ltd	2,007,683	11,918
Summit Hotel Properties Inc	613,340	8,360	bpost SA	62,437	1,767
Sun Communities Inc	161,460	11,223	Canadian National Railway Co	92,651	5,780
			CEVA Group PLC (b)	123	91
UDR Inc	50,863	1,720
Vastned Retail NV	86,000	3,909	East Japan Railway Co	59,200	5,840
Ventas Inc	51,437	3,451	Kamigumi Co Ltd	295,000	2,775
Wereldhave NV	151,920	8,982	Kansas City Southern	43,189	4,284
			Union Pacific Corp (a)	373,330	36,433
Westfield Corp	870,000	6,363	Wisdom Marine Lines Co Ltd (b)	1,114,000	1,295
Workspace Group PLC	315,000	4,785
WP GLIMCHER Inc	421,000	5,700			$70,183
		$482,879	Water - 0.33%
Retail - 0.33%			Aguas Andinas SA	9,956,496	5,268
			American Water Works Co Inc (a)	340,000	17,649
Aoyama Trading Co Ltd	35,300	1,402
Darden Restaurants Inc	90,082	6,645	Cia de Saneamento Basico do Estado de Sao	1,145,692	5,797
Dogus Otomotiv Servis ve Ticaret AS	175,044	1,013	Paulo ADR
Foot Locker Inc	22,686	1,601	Suez Environnement Co	154,476	2,961
Man Wah Holdings Ltd	1,448,000	1,303	Veolia Environnement SA	319,198	7,130
Target Corp	102,199	8,365			$38,805
Wal-Mart de Mexico SAB de CV	1,527,200	3,702	TOTAL COMMON STOCKS		$2,969,654
Wal-Mart Stores Inc	217,037	15,622	INVESTMENT COMPANIES - 2.53%	Shares Held	Value (000	's)
		$39,653	Publicly Traded Investment Fund - 2.53%
Savings & Loans - 0.04%			BlackRock Liquidity Funds FedFund Portfolio	19,487,881	19,488
Berkshire Hills Bancorp Inc	44,299	1,289	Morgan Stanley Institutional Liquidity Funds -	281,105,832	281,106
New York Community Bancorp Inc	107,436	2,045	Government Portfolio
Provident Financial Services Inc	92,227	1,809			$300,594
		$5,143	TOTAL INVESTMENT COMPANIES		$300,594
			CONVERTIBLE PREFERRED STOCKS -
Semiconductors - 0.02%			0.04%	Shares Held	Value (000	's)
Analog Devices Inc	19,828	1,156
Cypress Semiconductor Corp (b)	75,933	872	Banks - 0.04%
		$2,028	Wells Fargo & Co	3,902	4,651

Software - 0.24%			TOTAL CONVERTIBLE PREFERRED STOCKS		$4,651
Blackbaud Inc	21,503	1,315	PREFERRED STOCKS - 2.25%	Shares Held	Value (000	's)
Microsoft Corp	592,165	27,654
		$28,969	Banks - 0.77%
			AgriBank FCB	33,000	3,465
Storage & Warehousing - 0.06%			Bank of America Corp 6.63%; Series I	18,146	469
Safestore Holdings PLC	1,268,258	5,971	Bank of New York Mellon Corp/The	73,500	1,815
Sumitomo Warehouse Co Ltd/The	132,000	713	Barclays Bank PLC 8.13%	169,800	4,459
		$6,684	Citigroup Inc 6.88%; Series K	163,700	4,489
Supranational Bank - 0.01%			Citigroup Inc 7.13%; Series J	223,000	6,233
Banco Latinoamericano de Comercio Exterior	20,451	563	City National Corp/CA	19,590	567
SA			CoBank ACB 6.20%	7,000	706
			CoBank ACB 6.25%	50,000	5,225
			Deutsche Bank Contingent Capital Trust II	366,970	9,842

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			REITS (continued)
Fifth Third Bancorp	209,585	$5,883	Kimco Realty Corp 5.50%		90,650	$2,212
GMAC Capital Trust I	157,000	4,118	National Retail Properties Inc		78,925	2,066
Goldman Sachs Group Inc/The	32,200	800	Prologis Inc - Series Q		92,034	5,657
HSBC Holdings PLC 8.00%	13,300	346	PS Business Parks Inc - Series R		100,722	2,554
ING Groep NV 6.13%	146,000	3,716	PS Business Parks Inc - Series T		117,900	3,006
JP Morgan Chase & Co 5.50%	34,800	842	Public Storage Inc 5.20%; Series W		50,275	1,208
JP Morgan Chase & Co 6.10%	40,000	993	Public Storage Inc 5.88%; Series A		69,451	1,746
M&T Bank Corp - Series A	1,505	1,539	Public Storage Inc 6.00%; Series Z		25,812	657
Morgan Stanley - Series E	4,021	113	Public Storage Inc 6.38%; Series Y		14,381	379
PNC Financial Services Group Inc/The	234,700	6,466	Ventas Realty LP / Ventas Capital Corp		19,123	484
Royal Bank of Scotland Group PLC 5.75%;	218,454	5,352	Vornado Realty Trust - Series J		11,424	295
Series L						$22,242
State Street Corp 5.25%; Series C	244,850	6,094
State Street Corp 5.90%; Series D	65,000	1,688	Savings & Loans - 0.01%
State Street Corp 6.00%	1,580	40	Astoria Financial Corp		2,980	76
TCF Financial Corp	48,227	1,297	First Niagara Financial Group Inc		51,406	1,401
US Bancorp	366,691	9,864				$1,477
Valley National Bancorp (b)	184,000	4,734	Telecommunications - 0.26%
Wells Fargo & Co 6.63%	1,861	52	Centaur Funding Corp 9.08% (c)		11,900	14,730
		$91,207	Qwest Corp 7.00%		50,922	1,329
Diversified Financial Services - 0.05%			Qwest Corp 7.38%		165,676	4,314
Affiliated Managers Group Inc 5.25%	31,482	797	Qwest Corp 7.50%		153,053	4,050
Affiliated Managers Group Inc 6.38%	32,100	847	Telephone & Data Systems Inc 6.88%		25,608	652
Charles Schwab Corp/The (b),(f)	165,953	4,172	Telephone & Data Systems Inc 7.00%		129,001	3,322
General Electric Capital Corp 4.88%	15,477	390	Verizon Communications Inc		87,024	2,268
Morgan Stanley Capital Trust V	2,003	50				$30,665
		$6,256	Transportation - 0.15%
			CEVA Group PLC (b)		267	198
Electric - 0.24%
Duke Energy Corp	11,470	287	Seaspan Corp		704,000	17,691
Entergy Arkansas Inc 4.90%	15,100	370				$17,889
Entergy Arkansas Inc 5.75%	73,994	1,854	TOTAL PREFERRED STOCKS			$266,488
Entergy Louisiana LLC 4.70%	174,915	4,144		Principal
Entergy Louisiana LLC 5.88%	8,698	219	BONDS - 62.74%	Amount (000's) Value (000's)
Entergy New Orleans Inc	56,567	1,366	Advertising - 0.24%
Integrys Energy Group Inc	75,823	2,095	MDC Partners Inc
Interstate Power & Light Co	98,856	2,483	6.75%, 04/01/2020(c)		$20,800	$20,592
NextEra Energy Capital Holdings Inc - Series	314,062	7,578	Sitel LLC / Sitel Finance Corp
I			11.00%, 08/01/2017(c)		8,000	8,280
PPL Capital Funding Inc	18,700	480				$28,872
Southern California Edison Co	80,000	8,070
		$28,946	Aerospace & Defense - 0.44%
			Aerojet Rocketdyne Holdings Inc
Insurance - 0.56%			7.13%, 03/15/2021		4,300	4,580
Aegon NV 6.38%	331,071	8,386	DAE Aviation Holdings Inc
Aflac Inc	237,029	5,926	10.00%, 07/15/2023(c)		5,050	5,088
Allstate Corp/The 6.63%; Series E	122,903	3,264	Finmeccanica SpA
Allstate Corp/The 6.75%; Series C	43,356	1,167	4.50%, 01/19/2021	EUR	3,700	4,445
American Financial Group Inc/OH 5.75%	15,236	389	KLX Inc
American Financial Group Inc/OH 6.38%	23,064	608	5.88%, 12/01/2022(c)		$3,860	3,879
American Financial Group Inc/OH 7.00%	23,909	609	LMI Aerospace Inc
Arch Capital Group Ltd	92,770	2,460	7.38%, 07/15/2019		3,350	3,241
Aspen Insurance Holdings Ltd 5.95%	254,387	6,512	TransDigm Inc
Aspen Insurance Holdings Ltd 7.25%	132,920	3,469	5.50%, 10/15/2020		19,945	19,917
Axis Capital Holdings Ltd 6.88%	138,578	3,693	6.00%, 07/15/2022		2,540	2,534
Delphi Financial Group Inc 7.38%	291,374	7,203	6.50%, 05/15/2025(c)		8,750	8,761
Hartford Financial Services Group Inc/The	151,051	4,711				$52,445
PartnerRe Ltd 7.25%	149,437	4,126
Protective Life Corp 6.25%	133,060	3,452	Agriculture - 0.25%
Prudential PLC (b)	2,800	73	Vector Group Ltd
Reinsurance Group of America Inc	26,525	751	7.75%, 02/15/2021		28,156	30,056
RenaissanceRe Holdings Ltd - Series E	43,871	1,075
Torchmark Corp	93,650	2,390	Automobile Manufacturers - 0.07%
WR Berkley Corp	1,360	33	Fiat Chrysler Automobiles NV
XLIT Ltd	6,623	5,586	5.25%, 04/15/2023		1,850	1,862
		$65,883	Fiat Chrysler Finance Europe
Media - 0.02%			4.75%, 07/15/2022	EUR	1,000	1,171
Comcast Corp	74,460	1,923	6.75%, 10/14/2019		2,000	2,527
			Peugeot SA
			6.50%, 01/18/2019		2,100	2,652
REITS - 0.19%						$8,212
Digital Realty Trust Inc - Series E	25,138	651
Equity Residential	20,702	1,327

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Automobile Parts & Equipment - 0.09%				Banks (continued)
Gestamp Funding Luxembourg SA				HSBC Capital Funding LP/Jersey
5.88%, 05/31/2020	EUR	2,500	$2,890	10.18%, 12/29/2049(c),(g)		$4,000	$6,010
Metalsa SA de CV				ICICI Bank Ltd
4.90%, 04/24/2023(c)		$2,083	1,929	6.37%, 04/30/2022(g)		4,100	4,243
Rhino Bondco S.P.A				Industrial & Commercial Bank of China Ltd
7.25%, 11/15/2020	EUR	1,500	1,776	6.00%, 12/29/2049(g)		4,000	4,170
Schaeffler Holding Finance BV				Itau Unibanco Holding SA/Cayman Island
5.75%, 11/15/2021		3,550	4,172	5.65%, 03/19/2022(c)		5,280	5,296
			$10,767	JP Morgan Chase & Co
				5.30%, 12/29/2049(g)		8,700	8,669
Banks- 2.48%				6.13%, 12/29/2049(g)		5,500	5,534
ABN AMRO Bank NV				6.75%, 01/29/2049(g)		19,000	20,128
6.25%, 09/13/2022(g)		$2,000	2,140
				KeyCorp Capital III
Agricola Senior Trust				7.75%, 07/15/2029		795	950
6.75%, 06/18/2020(c)		2,000	2,074
				M&T Bank Corp
Banco Davivienda SA				6.45%, 12/29/2049(g)		535	572
5.88%, 07/09/2022(c)		2,880	2,966
				6.88%, 12/29/2049		1,900	1,929
Banco Inbursa SA Institucion de Banca				Morgan Stanley
Multiple				5.55%, 12/29/2049(g)		4,250	4,229
4.13%, 06/06/2024(c)		3,000	2,955
				Nordea Bank AB
Bancolombia SA				5.50%, 09/29/2049(c),(g)		4,100	4,115
5.13%, 09/11/2022		6,196	6,159	5.50%, 09/29/2049(g)		9,000	9,034
Bank of America Corp				6.13%, 12/29/2049(c),(g)		2,000	1,990
6.10%, 12/29/2049(g)		5,250	5,226
6.25%, 09/29/2049(g)		4,600	4,604	PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(g)		8,500	9,435
Bank of New York Mellon Corp/The
4.95%, 12/29/2049(g)		4,000	3,980	Provident Funding Associates LP / PFG
				Finance Corp
Barclays PLC				6.75%, 06/15/2021(c)		16,920	16,243
3.65%, 03/16/2025		4,200	4,027
6.63%, 06/29/2049(g)		1,961	1,943	Societe Generale SA
				1.03%, 12/29/2049(c),(g)		3,000	2,715
8.25%, 12/29/2049(g)		4,000	4,282
				7.88%, 12/29/2049(c),(g)		2,000	2,031
BBVA Bancomer SA/Texas				8.25%, 09/29/2049(g)		5,500	5,885
6.75%, 09/30/2022(c)		2,615	2,937

BNP Paribas SA				Sophia Holding Finance LP / Sophia Holding
7.20%, 06/29/2049(c)		4,400	5,187	Finance Inc
				9.63%, PIK 9.63%, 12/01/2018(c),(h)		2,028	2,048
BPCE SA				Standard Chartered PLC
13.00%, 08/29/2049		1,581	1,608	5.70%, 03/26/2044		6,100	6,478
Cadence Financial Corp				7.01%, 07/29/2049(c)		4,150	4,608
4.88%, 06/28/2019(c),(d)		3,500	3,517
				TC Ziraat Bankasi AS
CITIC Ltd				4.25%, 07/03/2019(c)		1,400	1,392
6.38%, 04/10/2020		889	992	Trade & Development Bank of Mongolia
6.63%, 04/15/2021		1,574	1,789	LLC
6.80%, 01/17/2023		1,800	2,078	9.38%, 05/19/2020(c)		2,200	2,257
6.88%, 01/21/2018		700	768
7.88%, 04/15/2049(g)		1,450	1,493	Turkiye Is Bankasi
				6.00%, 10/24/2022(c)		1,175	1,156
8.62%, 05/29/2049(g)		3,300	3,778
				Turkiye Vakiflar Bankasi TAO
Citigroup Capital III				6.87%, 02/03/2025(c),(g)		7,118	6,912
7.63%, 12/01/2036		8,600	10,701	UBS Preferred Funding Trust V
Citigroup Inc				6.24%, 05/29/2049		5,000	5,097
5.95%, 12/29/2049		4,900	4,777
6.30%, 12/29/2049(g)		6,500	6,370	Wells Fargo & Co
				7.98%, 12/31/2049(g)		12,000	13,005
Citizens Financial Group Inc							$294,543
5.50%, 12/29/2049(c),(g)		6,000	5,888
Cooperatieve Centrale Raiffeisen-				Building Materials - 0.28%
Boerenleenbank BA/Netherlands				Cemex Finance LLC
11.00%, 12/29/2049(c),(g)		14,015	17,593	9.38%, 10/12/2022(c)		2,347	2,625
Corestates Capital III				Cemex SAB de CV
0.84%, 02/15/2027(c),(g)		500	441	6.13%, 05/05/2025(c)		4,366	4,377
Credit Agricole SA				HeidelbergCement Finance Luxembourg SA
8.38%, 12/31/2049(c),(g)		1,900	2,176	7.50%, 04/03/2020	EUR	2,000	2,721
Credit Suisse Group AG				9.50%, 12/15/2018		1,000	1,377
6.25%, 12/29/2049(c),(g)		7,200	7,011	Lafarge SA
7.50%, 12/29/2049(c),(g)		1,000	1,065	4.75%, 09/30/2020		2,000	2,570
Development Bank of Kazakhstan JSC				Reliance Intermediate Holdings LP
5.50%, 12/20/2015		200	202	6.50%, 04/01/2023(c)		$18,515	19,209
Finansbank AS/Turkey							$32,879
6.25%, 04/30/2019(c)		3,957	4,056
Fleet Capital Trust V				Chemicals - 0.46%
1.29%, 12/18/2028(g)		7,500	6,938	Axalta Coating Systems US Holdings Inc /
Goldman Sachs Group Inc/The				Axalta Coating Systems Dutch Holding B
5.38%, 12/29/2049(g)		4,700	4,672	5.75%, 02/01/2021	EUR	3,500	4,036
5.70%, 12/29/2049(g)		2,000	2,019	Braskem America Finance Co
				7.13%, 07/22/2041(c)		$600	488

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)				Commercial Mortgage Backed Securities (continued)
Braskem Finance Ltd				Citigroup Commercial Mortgage Trust 2013-
5.75%, 04/15/2021		$1,988	$1,811	GC17
6.45%, 02/03/2024		1,260	1,145	1.52%, 11/10/2046(g)	$73,650	$5,139
7.38%, 10/29/2049(c)		1,533	1,282	Citigroup Commercial Mortgage Trust 2014-
Huntsman International LLC				GC19
5.13%, 04/15/2021	EUR	2,000	2,284	1.23%, 03/10/2047(c),(g)	15,244	1,171
INEOS Group Holdings SA				Citigroup Commercial Mortgage Trust 2014-
5.75%, 02/15/2019		4,100	4,616	GC23
Mexichem SAB de CV				1.30%, 07/10/2047(c),(g)	55,444	4,271
5.88%, 09/17/2044(c)		$1,947	1,818	Citigroup Commercial Mortgage Trust 2015-
OCP SA				GC31
4.50%, 10/22/2025(c)		5,000	4,794	4.20%, 06/10/2048(g)	5,000	4,202
5.63%, 04/25/2024(c)		794	832	COMM 2012-CCRE1 Mortgage Trust
Platform Specialty Products Corp				2.46%, 05/15/2045(c)	13,993	11,155
6.50%, 02/01/2022(c)		4,000	4,140	5.36%, 05/15/2045(c),(g)	10,389	10,696
PSPC Escrow Corp				COMM 2012-CCRE4 Mortgage Trust
6.00%, 02/01/2023	EUR	5,000	5,582	4.57%, 10/15/2045(c),(g)	5,000	4,935
Sinochem Offshore Capital Co Ltd				COMM 2012-CCRE5 Mortgage Trust
3.25%, 04/29/2019(c)		$10,603	10,753	4.34%, 12/10/2045(c),(g)	3,375	3,410
TPC Group Inc				4.34%, 12/10/2045(c),(g)	7,500	7,191
8.75%, 12/15/2020(c)		12,365	11,097	COMM 2013-CCRE11 Mortgage Trust
			$54,678	0.87%, 10/10/2046(c),(e),(g)	40,266	2,108
				4.37%, 10/10/2046(c),(g)	5,108	4,459
Coal- 0.78%				5.17%, 10/10/2046(c),(g)	13,519	13,501
CONSOL Energy Inc				COMM 2013-CCRE13 Mortgage Trust
5.88%, 04/15/2022		6,545	5,085	4.75%, 12/10/2023(c),(g)	6,421	6,277
8.00%, 04/01/2023(c)		6,750	5,586
				4.75%, 12/10/2023(c),(g)	11,000	10,008
Foresight Energy LLC / Foresight Energy				COMM 2013-CCRE6 Mortgage Trust
Finance Corp				1.51%, 03/10/2046(g)	87,750	5,127
7.88%, 08/15/2021(c)		63,305	49,694
				4.17%, 03/10/2046(c),(g)	21,400	20,038
Natural Resource Partners LP / NRP Finance				4.17%, 03/10/2046(c),(g)	10,500	9,209
Corp				COMM 2013-CCRE7 Mortgage Trust
9.13%, 10/01/2018		9,800	7,056	4.35%, 03/10/2046(c),(g)	7,500	7,043
Peabody Energy Corp				COMM 2013-LC6 Mortgage Trust
6.25%, 11/15/2021		28,415	8,027	4.29%, 01/10/2046(c),(g)	15,205	14,410
SunCoke Energy Partners LP / SunCoke				COMM 2014-CCRE15 Mortgage Trust
Energy Partners Finance Corp				4.27%, 02/10/2047(c),(g)	5,414	4,723
7.38%, 02/01/2020(c)		8,500	8,330
				COMM 2014-CCRE17 Mortgage Trust
Westmoreland Coal Co				0.96%, 05/10/2047(c),(g)	62,604	3,131
8.75%, 01/01/2022(c)		9,900	8,761
				4.30%, 05/10/2047(c),(g)	5,311	4,202
			$92,539	4.80%, 05/10/2047(c),(g)	17,469	16,620
Commercial Mortgage Backed Securities - 16.66%				COMM 2014-LC17 Mortgage Trust
Banc of America Commercial Mortgage Trust				3.11%, 10/10/2047(c)	4,383	3,286
2006-6				3.69%, 10/10/2047(c),(g)	3,000	2,546
5.48%, 10/10/2045		5,000	4,986	COMM 2014-UBS2 Mortgage Trust
Banc of America Merrill Lynch Commercial				5.02%, 03/10/2047(c),(g)	13,190	12,558
Mortgage Inc				COMM 2014-UBS3 Mortgage Trust
4.77%, 07/10/2043		14,250	13,116	1.29%, 06/10/2047(c),(g)	60,721	4,583
4.85%, 07/10/2043		9,500	7,604	4.81%, 06/10/2047(c),(g)	21,861	20,462
5.34%, 11/10/2042(g)		3,044	3,045	COMM 2014-UBS5 Mortgage Trust
CD 2006-CD2 Mortgage Trust				3.49%, 09/10/2047(c),(g)	10,000	8,208
5.39%, 01/15/2046(g)		8,755	8,426	COMM 2015-LC19 Mortgage Trust
CD 2006-CD3 Mortgage Trust				2.87%, 02/10/2048(c),(g)	5,000	3,986
5.69%, 10/15/2048(g)		15,650	14,934	Commercial Mortgage Pass Through
CD 2007-CD4 Commercial Mortgage Trust				Certificates
5.40%, 12/11/2049		48,110	41,916	3.50%, 02/10/2047(c)	18,498	14,889
CFCRE Commercial Mortgage Trust 2011-				Commercial Mortgage Trust 2007-GG9
C1				5.51%, 03/10/2039	53,926	52,344
5.22%, 04/15/2044(c),(g)		5,550	6,211	5.53%, 03/10/2039	14,000	9,109
Citigroup Commercial Mortgage Trust 2007-				Credit Suisse Commercial Mortgage Trust
C6				Series 2006-C1
5.71%, 07/10/2017(c),(g)		30,000	29,038	5.46%, 02/15/2039(g)	10,045	10,168
5.71%, 12/10/2049(g)		26,680	25,937	5.46%, 02/15/2039(g)	3,790	3,818
Citigroup Commercial Mortgage Trust 2012-				5.46%, 02/15/2039(g)	19,700	19,452
GC8				5.46%, 02/15/2039(c),(g)	23,036	22,446
4.88%, 09/10/2045(c),(g)		1,875	1,801	Credit Suisse Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust 2013-				Series 2006-C2
GC15				5.67%, 03/15/2039(g)	1,000	1,014
4.25%, 09/10/2046(c),(g)		16,492	14,161	Credit Suisse Commercial Mortgage Trust
5.11%, 09/10/2046(c),(g)		18,100	17,833	Series 2006-C4
				5.54%, 09/15/2039(g)	29,489	29,736

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust				GS Mortgage Securities Trust 2013-
Series 2007-C1				GCJ14 (continued)
5.42%, 02/15/2040	$12,500	$ 12,833		4.77%, 08/10/2046(c),(g)	$2,500	$2,123
5.46%, 02/15/2040	35,000	17,930		GS Mortgage Securities Trust 2014-GC26
Credit Suisse Commercial Mortgage Trust				1.11%, 11/10/2047(g)	75,437	5,655
Series 2007-C5				GS Mortgage Securities Trust 2015-GC32
0.29%, 09/15/2040(c),(g)	303,544	1,582		3.35%, 07/10/2048(e)	3,000	2,383
Credit Suisse First Boston Mortgage Securities				JP Morgan Chase Commercial Mortgage
Corp				Securities Trust 2005-CIBC12
5.10%, 08/15/2038	1,500	1,502		4.99%, 09/12/2037	200	200
5.23%, 12/15/2040	6,250	6,258		JP Morgan Chase Commercial Mortgage
5.23%, 12/15/2040(c),(g)	6,700	6,552		Securities Trust 2005-LDP1
DBUBS 2011-LC1 Mortgage Trust				5.73%, 03/15/2046(c),(g)	6,849	6,851
0.25%, 11/10/2046(c),(g)	142,384	2,127		JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust				Securities Trust 2005-LDP4
1.38%, 07/10/2044(c),(g)	16,821	674		5.13%, 10/15/2042	7,800	7,654
DBUBS 2011-LC3 Mortgage Trust				JP Morgan Chase Commercial Mortgage
3.75%, 08/10/2044(c)	12,029	10,913		Securities Trust 2006-CIBC14
FHLMC Multifamily Structured Pass Through				5.52%, 12/12/2044(g)	20,340	20,248
Certificates				JP Morgan Chase Commercial Mortgage
0.74%, 03/25/2020(g)	152,507	4,232		Securities Trust 2006-CIBC16
1.16%, 01/25/2021(g)	61,362	3,258		5.62%, 05/12/2045	20,140	20,333
1.39%, 11/25/2019(g)	58,446	2,804		JP Morgan Chase Commercial Mortgage
1.46%, 08/25/2020(g)	28,719	1,595		Securities Trust 2006-CIBC17
1.46%, 04/25/2041(g)	86,714	5,312		5.49%, 12/12/2043	30,435	18,869
1.61%, 08/25/2016(g)	24,133	260		JP Morgan Chase Commercial Mortgage
1.62%, 08/25/2040(g)	73,469	4,277		Securities Trust 2006-LDP6
1.66%, 04/25/2017(g)	91,043	1,727		5.56%, 04/15/2043(g)	5,599	5,611
1.66%, 06/25/2042(g)	13,000	745		JP Morgan Chase Commercial Mortgage
1.70%, 04/25/2045(g)	48,322	2,735		Securities Trust 2006-LDP7
1.90%, 11/25/2039(g)	28,598	1,624		5.90%, 04/15/2045(g)	9,000	8,947
2.00%, 09/25/2039(g)	32,000	1,843		JP Morgan Chase Commercial Mortgage
2.10%, 10/25/2025(g)	47,224	2,833		Securities Trust 2006-LDP8
2.21%, 12/25/2039(g)	15,514	1,862		5.52%, 05/15/2045(g)	8,628	8,796
2.29%, 01/25/2041(g)	15,805	1,775		JP Morgan Chase Commercial Mortgage
2.52%, 07/25/2039(g)	89,000	5,997		Securities Trust 2006-LDP9
2.58%, 11/25/2041(g)	25,000	3,554		5.34%, 05/15/2047	1,000	998
2.58%, 12/25/2043(g)	18,309	2,284		JP Morgan Chase Commercial Mortgage
2.80%, 08/25/2039(g)	38,877	5,767		Securities Trust 2007-C1
2.81%, 01/25/2043(g)	85,739	11,770		5.95%, 02/15/2051(g)	17,000	18,157
3.22%, 02/25/2042(g)	92,991	15,311		JP Morgan Chase Commercial Mortgage
3.61%, 06/25/2041(g)	4,400	807		Securities Trust 2007-CIBC19
4.62%, 11/25/2044(g)	1,800	390		5.69%, 02/12/2049(g)	35,000	32,645
FREMF 2011-K704 Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.10%, 10/25/2030(c),(g)	566,160	1,451		Securities Trust 2007-CIBC20
GE Capital Commercial Mortgage Corp				6.18%, 02/12/2051(c),(g)	5,755	5,818
4.57%, 06/10/2048(g)	3,194	3,191		JP Morgan Chase Commercial Mortgage
GE Commercial Mortgage Corp Series 2007-				Securities Trust 2010-C1
C1 Trust				3.77%, 06/15/2043(c)	5,000	1,801
5.54%, 12/10/2049(c)	9,000	9,338		JP Morgan Chase Commercial Mortgage
5.61%, 12/10/2049(g)	10,000	10,413		Securities Trust 2010-CNTR
GS Mortgage Securities Corp II				2.01%, 08/05/2032(c),(g)	11,994	827
3.38%, 05/10/2050(g)	4,500	3,548		JP Morgan Chase Commercial Mortgage
4.85%, 11/10/2045(c),(g)	8,500	7,896		Securities Trust 2011-C3
4.85%, 11/10/2045(c),(g)	10,000	9,889		4.41%, 02/15/2046(c)	4,330	3,924
GS Mortgage Securities Trust 2010-C1				JP Morgan Chase Commercial Mortgage
1.48%, 08/10/2043(c),(g)	46,409	2,745		Securities Trust 2011-C5
GS Mortgage Securities Trust 2010-C2				4.00%, 08/15/2046(c)	6,000	5,485
5.25%, 12/10/2043(c),(g)	10,000	10,490		5.32%, 08/15/2046(c),(g)	4,844	5,130
GS Mortgage Securities Trust 2011-GC5				JP Morgan Chase Commercial Mortgage
5.31%, 08/10/2044(c),(g)	20,000	20,899		Securities Trust 2012-C6
5.31%, 08/10/2044(c),(g)	3,660	3,629		2.97%, 05/15/2045(c)	7,500	5,867
GS Mortgage Securities Trust 2012-GC6				5.20%, 05/15/2045(c),(g)	3,835	3,870
0.19%, 01/10/2045(c),(g)	226,539	2,491		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2012-GCJ7				Securities Trust 2012-C8
5.72%, 05/10/2045(c),(g)	7,429	7,741		2.75%, 10/15/2045(c),(g)	8,553	6,934
GS Mortgage Securities Trust 2013-GC16				JP Morgan Chase Commercial Mortgage
3.50%, 11/10/2046(c),(g)	2,500	1,918		Securities Trust 2013-C10
5.32%, 11/10/2046(c),(g)	3,544	3,539		0.36%, 12/15/2047(c),(g)	276,436	6,363
GS Mortgage Securities Trust 2013-GCJ14				JP Morgan Chase Commercial Mortgage
4.77%, 08/10/2046(c),(g)	3,500	3,423		Securities Trust 2013-C16
4.77%, 08/10/2046(c),(g)	7,742	7,076		1.26%, 12/15/2046(c),(g)	20,750	1,657

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)					Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage					LB-UBS Commercial Mortgage Trust 2008-
Securities Trust 2013-C16	(continued)				C1
3.74%, 12/15/2046(c)		$10,000	$ 8,253		6.15%, 04/15/2041(g)	$13,964	$10,054
5.01%, 12/15/2046(c),(g)		16,203	15,814		Merrill Lynch Mortgage Trust 2005-LC1
JP Morgan Chase Commercial Mortgage					5.36%, 01/12/2044(g)	2,300	2,326
Securities Trust 2013-LC11					Merrill Lynch Mortgage Trust 2006-C1
0.99%, 04/15/2046(c),(g)		49,841	2,818		5.68%, 05/12/2039(g)	9,000	9,077
1.56%, 04/15/2046(g)		118,054	9,450		5.68%, 05/12/2039(g)	15,000	12,339
JP Morgan Chase Commercial Mortgage					Merrill Lynch Mortgage Trust 2006-C2
Securities Trust 2014-C20					5.80%, 08/12/2043(g)	28,000	28,282
1.17%, 07/15/2047(g)		95,448	5,967		Merrill Lynch Mortgage Trust 2007-C1
JPMBB Commercial Mortgage Securities					5.83%, 06/12/2050(g)	15,870	219
Trust 2013-C12					5.83%, 06/12/2050(g)	10,781	108
4.09%, 07/15/2045(g)		16,826	15,668		ML-CFC Commercial Mortgage Trust 2006-
JPMBB Commercial Mortgage Securities					3
Trust 2013-C15					5.48%, 07/12/2046(g)	24,265	24,564
5.08%, 11/15/2045(c),(g)		23,750	23,539		5.52%, 07/12/2046(g)	20,750	20,290
JPMBB Commercial Mortgage Securities					5.55%, 07/12/2046(g)	2,500	1,975
Trust 2014-C18					ML-CFC Commercial Mortgage Trust 2006-
1.14%, 02/15/2047(g)		59,050	3,617		4
4.81%, 02/15/2047(c),(g)		10,000	9,428		5.24%, 12/12/2049(g)	18,280	18,440
JPMBB Commercial Mortgage Securities					ML-CFC Commercial Mortgage Trust 2007-
Trust 2014-C23					5
0.88%, 09/15/2047(g)		443,049	21,048		5.45%, 08/12/2048	15,070	14,708
JPMBB Commercial Mortgage Securities					ML-CFC Commercial Mortgage Trust 2007-
Trust 2014-C24					9
1.09%, 11/15/2047(g)		129,560	8,281		0.37%, 09/12/2049(g)	14,510	17
3.93%, 11/15/2047(c),(g)		18,500	16,153		6.19%, 09/12/2049(g)	35,490	35,277
JPMBB Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
Trust 2014-C26					Lynch Trust 2012-C5
4.43%, 01/15/2048(g)		10,000	10,069		0.08%, 08/15/2045(c),(g)	221,584	1,247
JPMBB Commercial Mortgage Securities					4.69%, 08/15/2045(c),(g)	6,787	6,773
Trust 2015-C28					Morgan Stanley Bank of America Merrill
1.21%, 10/15/2048(g)		62,917	4,714		Lynch Trust 2013-C10
4.24%, 10/15/2048(g)		8,600	8,059		4.08%, 07/15/2046(c),(g)	5,609	5,256
JPMBB Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
Trust 2015-C29					Lynch Trust 2013-C11
3.70%, 05/15/2048(g)		4,500	3,698		0.76%, 08/15/2046(g)	165,408	4,101
JPMBB Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
Trust 2015-C30					Lynch Trust 2013-C13
0.87%, 07/15/2048(g)		84,385	3,818		4.89%, 11/15/2046(c),(g)	5,462	5,329
LB Commercial Mortgage Trust 2007-C3					Morgan Stanley Bank of America Merrill
5.90%, 07/15/2044(g)		5,000	5,189		Lynch Trust 2013-C8
5.90%, 07/15/2044(g)		12,738	12,947		1.46%, 12/15/2048(g)	114,079	6,307
LB-UBS Commercial Mortgage Trust 2003-					4.17%, 12/15/2048(c),(g)	18,500	17,664
C8					Morgan Stanley Bank of America Merrill
0.17%, 09/15/2037(c),(g)		871	—		Lynch Trust 2013-C9
LB-UBS Commercial Mortgage Trust 2004-					4.16%, 05/15/2046(c),(g)	4,150	3,631
C1					Morgan Stanley Bank of America Merrill
5.00%, 01/15/2036		1,000	1,007		Lynch Trust 2014-C14
LB-UBS Commercial Mortgage Trust 2005-					4.83%, 02/15/2047(c),(g)	15,331	13,971
C3					Morgan Stanley Bank of America Merrill
4.95%, 07/15/2040(g)		2,636	2,637		Lynch Trust 2014-C15
LB-UBS Commercial Mortgage Trust 2006-					0.90%, 04/15/2047(c),(e),(g)	67,485	3,965
C6					4.90%, 04/15/2047(c),(g)	11,786	11,317
5.47%, 09/15/2039(g)		8,500	8,557		4.90%, 04/15/2047(c),(g)	4,000	3,587
LB-UBS Commercial Mortgage Trust 2006-					Morgan Stanley Bank of America Merrill
C7					Lynch Trust 2014-C16
5.41%, 11/15/2038		28,000	24,384		4.26%, 06/15/2047(c),(g)	17,104	14,513
LB-UBS Commercial Mortgage Trust 2007-					4.76%, 06/15/2047(c),(g)	20,000	18,906
C1					4.76%, 06/15/2047(g)	5,510	5,677
5.48%, 02/15/2040		10,000	10,341		Morgan Stanley Bank of America Merrill
LB-UBS Commercial Mortgage Trust 2007-					Lynch Trust 2014-C18
C6					1.00%, 10/15/2047(g)	193,931	9,853
6.12%, 07/15/2040(g)		22,000	22,734		4.49%, 10/15/2047	4,408	4,452
6.15%, 07/15/2040(g)		13,250	13,443		Morgan Stanley Bank of America Merrill
6.15%, 07/15/2040(g)		8,841	8,786		Lynch Trust 2015-C20
LB-UBS Commercial Mortgage Trust 2007-					1.39%, 02/15/2048(c),(g)	41,500	4,470
C7					Morgan Stanley Capital I Trust 2006-HQ10
6.25%, 09/15/2045(g)		10,500	11,067		5.39%, 11/12/2041(g)	16,450	16,838
					Morgan Stanley Capital I Trust 2007-HQ13
					5.93%, 12/15/2044	13,275	13,587

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2011-C3				WFRBS Commercial Mortgage Trust 2014-
1.21%, 07/15/2049(c),(g)		$38,242	$ 1,214	C22 (continued)
MSBAM Commercial Mortgage Securities				3.91%, 09/15/2057(c),(g)		$10,000	$8,705
Trust 2012-CKSV				WFRBS Commercial Mortgage Trust 2014-
3.28%, 10/15/2030(c)		5,000	4,992	C24
UBS Commercial Mortgage Trust 2012-C1				3.69%, 11/15/2047(c)		11,047	9,386
0.44%, 05/10/2045(c),(g)		143,076	3,180				$1,976,197
5.00%, 05/10/2045(c)		8,000	7,672
UBS-Barclays Commercial Mortgage Trust				Commercial Services - 0.90%
2012	-C2			AA Bond Co Ltd
1.73%, 05/10/2063(c),(g)		36,525	2,552	5.50%, 07/31/2043	GBP	2,525	3,919
UBS-Barclays Commercial Mortgage Trust				ADT Corp/The
2012	-C3			6.25%, 10/15/2021		$6,000	6,360
4.96%, 08/10/2049(c),(g)		25,827	25,991	Ancestry.com Holdings LLC
				9.63%, PIK 9.63%, 10/15/2018(c),(h)		13,580	13,936
4.96%, 08/10/2049(c),(g)		20,994	19,762
UBS-Barclays Commercial Mortgage Trust				Atento Luxco 1 SA
2012	-C4			7.38%, 01/29/2020		200	201
4.50%, 12/10/2045(c),(g)		21,000	20,440	Avis Budget Finance PLC
4.50%, 12/10/2045(c),(g)		17,981	16,422	6.00%, 03/01/2021	EUR	2,100	2,422
				CEB Inc
UBS-Barclays Commercial Mortgage Trust				5.63%, 06/15/2023(c)		$825	827
2013	-C5
4.09%, 03/10/2046(c),(g)		9,150	8,558	ENA Norte Trust
				4.95%, 04/25/2023(c)		2,377	2,467
4.09%, 03/10/2046(c),(g)		2,500	2,190
				Europcar Groupe SA
Wachovia Bank Commercial Mortgage Trust				5.75%, 06/15/2022(c)	EUR	3,700	4,186
Series 2006-C26
6.00%, 06/15/2045(g)		13,067	13,093	Jaguar Holding Co I
				9.38%, 10/15/2017(c)		$28,732	29,342

Wachovia Bank Commercial Mortgage Trust				Jaguar Holding Co II / Jaguar Merger Sub Inc
Series 2006-C29				9.50%, 12/01/2019(c)		6,345	6,757
5.37%, 11/15/2048		30,879	31,296
				Midas Intermediate Holdco II LLC / Midas
Wachovia Bank Commercial Mortgage Trust				Intermediate Holdco II Finance Inc
Series 2007-C30				7.88%, 10/01/2022(c)		8,538	8,538
5.41%, 12/15/2043(g)		12,715	12,969
5.46%, 12/15/2043(g)		6,778	7,180	Prospect Medical Holdings Inc
				8.38%, 05/01/2019(c)		1,950	2,067
5.48%, 12/15/2043		22,500	23,189
Wachovia Bank Commercial Mortgage Trust				Truven Health Analytics Inc
Series 2007-C34				10.63%, 06/01/2020		13,700	14,317
6.02%, 05/15/2046(g)		8,718	8,819	United Rentals North America Inc
Wachovia Commercial Mortgage Securities				4.63%, 07/15/2023		3,350	3,304
Inc Commercial Mortgage Pass Through				Verisk Analytics Inc
Certificates Series 2003 C5				4.00%, 06/15/2025		3,000	2,958
2.17%, 06/15/2035(c),(g)		497	15	WEX Inc
				4.75%, 02/01/2023(c)		5,100	4,985
Wells Fargo Commercial Mortgage Trust
2010	-C1						$106,586
0.58%, 11/15/2043(c),(g)		13,678	376	Computers - 0.09%
Wells Fargo Commercial Mortgage Trust				NCR Corp
2014-L	C18			6.38%, 12/15/2023		10,328	10,883
1.21%, 12/15/2047(g)		86,490	6,817
3.96%, 12/15/2047(c),(g)		13,500	11,516
Wells Fargo Commercial Mortgage Trust				Consumer Products - 0.31%
2015	-C28			Central Garden & Pet Co
4.14%, 05/15/2048(g)		10,000	8,569	8.25%, 03/01/2018		24,182	24,714
				Spectrum Brands Inc
Wells Fargo Commercial Mortgage Trust				5.75%, 07/15/2025(c)		4,500	4,634
2015-NX	S1
4.11%, 05/15/2048(g)		3,500	3,124	6.63%, 11/15/2022		6,500	6,955
Wells Fargo Commercial Mortgage Trust							$36,303
2015-NX	S2			Cosmetics & Personal Care - 0.16%
4.39%, 07/15/2058(g)		9,153	7,952
				Edgewell Personal Care Co
WFRBS Commercial Mortgage Trust 2011-				4.70%, 05/19/2021		600	614
C4				First Quality Finance Co Inc
0.62%, 06/15/2044(c),(g)		108,373	2,199	4.63%, 05/15/2021(c)		19,791	18,802
WFRBS Commercial Mortgage Trust 2011-							$19,416
C5
0.11%, 11/15/2044(c),(g)		121,416	871	Distribution & Wholesale - 0.28%
WFRBS Commercial Mortgage Trust 2013-				Alliance Automotive Finance PLC
C11				6.25%, 12/01/2021	EUR	1,600	1,854
4.18%, 03/15/2045(c),(g)		10,000	9,072	American Tire Distributors Inc
WFRBS Commercial Mortgage Trust 2014-				10.25%, 03/01/2022(c)		$14,750	15,377
C20				H&E Equipment Services Inc
3.99%, 05/15/2047(c),(g)		10,000	8,768	7.00%, 09/01/2022		1,690	1,681
WFRBS Commercial Mortgage Trust 2014-				Li & Fung Ltd
C22				6.00%, 11/25/2049		4,500	4,714
3.77%, 09/15/2057(g)		8,500	8,107

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Distribution & Wholesale (continued)				Electric - 0.91%
VWR Funding Inc				AES Corp/VA
4.63%, 04/15/2022	EUR	4,700	$4,981	7.38%, 07/01/2021		$10,264	$11,265
4.63%, 04/15/2022(c)		3,850	4,080	Comision Federal de Electricidad
			$32,687	4.88%, 01/15/2024(c)		891	928
				6.13%, 06/16/2045(c)		4,050	4,116
Diversified Financial Services - 1.67%				Dominion Resources Inc/VA
AerCap Ireland Capital Ltd / AerCap Global				7.50%, 06/30/2066		700	631
Aviation Trust				Electricite de France SA
4.25%, 07/01/2020		$4,650	4,691	5.25%, 01/29/2049(c),(g)		4,790	4,910
Aircastle Ltd				5.63%, 12/29/2049(g)		9,980	10,367
5.50%, 02/15/2022		4,000	4,170	Enel SpA
Alliance Data Systems Corp				5.00%, 01/15/2075(g)	EUR	3,400	4,022
5.25%, 12/01/2017(c)		3,500	3,636
5.38%, 08/01/2022(c)		16,300	16,137	Eskom Holdings SOC Ltd
				6.75%, 08/06/2023(c)		$700	705
6.38%, 04/01/2020(c)		4,000	4,160
				7.13%, 02/11/2025(c)		39,716	40,137
American Express Co				Listrindo Capital BV
5.20%, 05/29/2049(g)		2,000	2,000
				6.95%, 02/21/2019(c)		4,989	5,207
Charles Schwab Corp/The				Majapahit Holding BV
7.00%, 02/28/2049(g)		4,198	4,865
				7.75%, 01/20/2020(c)		1,730	1,987
CIMPOR Financial Operations BV				7.88%, 06/29/2037		1,375	1,581
5.75%, 07/17/2024(c)		2,334	1,809
				NextEra Energy Capital Holdings Inc
Corp Financiera de Desarrollo SA				7.30%, 09/01/2067(g)		5,000	5,008
4.75%, 07/15/2025(c)		2,500	2,531
				Perusahaan Listrik Negara PT
Credit Acceptance Corp				5.50%, 11/22/2021(c)		1,400	1,479
6.13%, 02/15/2021		6,070	6,100	RWE AG
Depository Trust & Clearing Corp/The				7.00%, 10/12/2072(g)		9,400	9,917
4.88%, 12/29/2049(c),(g)		9,000	9,041
				Terraform Global Operating LLC
Drawbridge Special Opportunities Fund				9.75%, 08/15/2022(c),(e),(f)		3,500	3,456
LP/Drawbridge Special Opportunities				Three Gorges Finance I Cayman Islands Ltd
Finance				3.70%, 06/10/2025(c)		2,718	2,767
5.00%, 08/01/2021(c)		14,300	14,121
Financiera de Desarrollo Territorial SA							$108,483
Findeter				Electrical Components & Equipment - 0.06%
7.88%, 08/12/2024(c)	COP	2,500,000	855	Anixter Inc
General Electric Capital Corp				5.13%, 10/01/2021		1,750	1,765
6.25%, 12/31/2049(g)		$2,600	2,823	WESCO Distribution Inc
7.13%, 12/29/2049(g)		15,100	17,459	5.38%, 12/15/2021		4,830	4,830
Icahn Enterprises LP / Icahn Enterprises							$6,595
Finance Corp
4.88%, 03/15/2019		7,000	7,219	Electronics - 0.24%
5.88%, 02/01/2022		7,700	7,969	Real Alloy Holding Inc
				10.00%, 01/15/2019(c)		20,120	20,070
6.00%, 08/01/2020		2,900	3,052
Infinity Acquisition LLC / Infinity Acquisition				Techem Energy Metering Service GmbH &
Finance Corp				Co KG
7.25%, 08/01/2022(c)		5,200	4,901	7.88%, 10/01/2020	EUR	3,300	3,942
Jefferies Finance LLC / JFIN Co-Issuer Corp				Trionista TopCo GmbH
7.38%, 04/01/2020(c)		4,725	4,725	6.88%, 04/30/2021		3,400	3,955
7.50%, 04/15/2021(c)		15,000	14,887				$27,967
Jefferies LoanCore LLC / JLC Finance Corp				Energy - Alternate Sources - 0.21%
6.88%, 06/01/2020(c)		7,200	6,984	ContourGlobal Power Holdings SA
Lock AS				7.13%, 06/01/2019(c)		$14,000	14,560
7.00%, 08/15/2021(c)	EUR	2,700	3,158	TerraForm Power Operating LLC
MBNA Capital B				5.88%, 02/01/2023(c)		8,600	8,681
1.08%, 02/01/2027(g)		$7,500	6,338	6.13%, 06/15/2025(c)		1,675	1,679
National Financial Partners Corp							$24,920
9.00%, 07/15/2021(c)		17,804	17,848
Nationstar Mortgage LLC / Nationstar Capital				Engineering & Construction - 0.23%
Corp				AECOM
6.50%, 07/01/2021		2,700	2,521	5.75%, 10/15/2022(c)		2,200	2,233
6.50%, 06/01/2022		3,500	3,185	Deutsche Raststaetten Gruppe IV GmbH
7.88%, 10/01/2020		2,800	2,758	6.75%, 12/30/2020	EUR	2,800	3,311
NewStar Financial Inc				Heathrow Finance PLC
7.25%, 05/01/2020(c)		2,825	2,867	5.75%, 03/03/2025	GBP	1,700	2,736
Oxford Finance LLC / Oxford Finance Co-				7.13%, 03/01/2017		2,500	4,158
Issuer Inc				Michael Baker Holdings LLC / Micahel Baker
7.25%, 01/15/2018(c)		6,090	6,243	Finance Corp
Pershing Square Holdings Ltd				8.88%, PIK 8.88%, 04/15/2019(c),(h)		$6,100	5,490
5.50%, 07/15/2022(c)		4,500	4,551	Michael Baker International LLC / CDL
Quicken Loans Inc				Acquisition Co Inc
5.75%, 05/01/2025(c)		2,250	2,177	8.25%, 10/15/2018(c)		2,650	2,557
SUAM Finance BV				Novafives SAS
4.88%, 04/17/2024(c)		1,821	1,869	4.50%, 06/30/2021	EUR	1,895	1,956
			$197,650

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Engineering & Construction (continued)				Food (continued)
Odebrecht Finance Ltd				US Foods Inc
7.13%, 06/26/2042		$1,730	$1,198	8.50%, 06/30/2019		$57,955	$60,418
Pratama Agung Pte Ltd							$145,762
6.25%, 02/24/2020		3,940	3,843
			$27,482	Forest Products & Paper - 0.21%
				Cascades Inc
Entertainment - 0.63%				5.50%, 07/15/2022(c)		2,500	2,419
BSREP II Center Parcs Jersey 2 Ltd				5.75%, 07/15/2023(c)		2,900	2,806
7.00%, 08/28/2020(c),(e)	GBP	1,500	2,389	Fibria Overseas Finance Ltd
Choctaw Resort Development Enterprise				5.25%, 05/12/2024		6,228	6,267
7.25%, 11/15/2019(c)		$8,253	8,191	Mercer International Inc
Gibson Brands Inc				7.00%, 12/01/2019		6,340	6,578
8.88%, 08/01/2018(c)		6,980	6,858	7.75%, 12/01/2022		3,970	4,198
GLP Capital LP / GLP Financing II Inc				Smurfit Kappa Acquisitions
4.88%, 11/01/2020		3,682	3,797	2.75%, 02/01/2025	EUR	2,550	2,687
Lions Gate Entertainment Corp							$24,955
5.25%, 08/01/2018		4,940	5,088
Vougeot Bidco PLC				Gas- 0.15%
7.88%, 07/15/2020	GBP	1,500	2,497	LBC Tank Terminals Holding Netherlands
				BV
WMG Acquisition Corp				6.88%, 05/15/2023(c)		$11,050	11,492
5.63%, 04/15/2022(c)		$1,800	1,818
6.00%, 01/15/2021(c)		3,286	3,368	Perusahaan Gas Negara Persero Tbk PT
				5.13%, 05/16/2024(c)		3,825	3,867
6.75%, 04/15/2022(c)		42,565	41,076
			$75,082	Towngas Finance Ltd
				4.75%, 01/29/2049(g)		2,000	2,085
Food- 1.23%							$17,444
American Seafoods Group LLC / American
Seafoods Finance Inc				Hand & Machine Tools - 0.00%
10.75%, 05/15/2016(c),(d)		3,409	3,366	Stanley Black & Decker Inc
Bakkavor Finance 2 PLC				5.75%, 12/15/2053		450	482
8.25%, 02/15/2018	GBP	925	1,503
Boparan Finance PLC				Healthcare - Products - 0.20%
5.50%, 07/15/2021		4,000	5,704	Alere Inc
Bumble Bee Holdco SCA				6.38%, 07/01/2023(c)		6,825	7,098
9.63%, PIK 9.63%, 03/15/2018(c),(h)		$6,432	6,609	ConvaTec Finance International SA
Bumble Bee Holdings Inc				8.25%, PIK 8.25%, 01/15/2019(c),(h)		5,241	5,176
9.00%, 12/15/2017(c)		3,516	3,657	Fresenius Finance BV
Cencosud SA				3.00%, 02/01/2021	EUR	1,000	1,168
4.88%, 01/20/2023(c)		750	758	Sterigenics-Nordion Holdings LLC
5.15%, 02/12/2025(c)		2,400	2,412	6.50%, 05/15/2023(c)		$10,260	10,491
5.50%, 01/20/2021(c)		852	901				$23,933
6.63%, 02/12/2045(c)		2,250	2,148
Cosan Luxembourg SA				Healthcare - Services - 0.96%
5.00%, 03/14/2023(c)		4,286	3,740	Acadia Healthcare Co Inc
ESAL GmbH				5.13%, 07/01/2022		1,750	1,746
6.25%, 02/05/2023(c)		5,653	5,568	5.63%, 02/15/2023(c)		9,790	9,937
Findus Bondco SA				6.13%, 03/15/2021		2,000	2,060
9.13%, 07/01/2018	EUR	2,505	2,882	Amsurg Corp
FPC Finance Ltd				5.63%, 07/15/2022		2,850	2,931
6.00%, 06/28/2019		$1,850	1,986	CHS/Community Health Systems Inc
FPT Finance Ltd				5.13%, 08/01/2021		2,000	2,075
6.38%, 09/28/2020		1,000	1,106	6.88%, 02/01/2022		4,000	4,280
Gruma SAB de CV				DaVita HealthCare Partners Inc
4.88%, 12/01/2024(c)		1,858	1,949	5.00%, 05/01/2025		3,650	3,609
Grupo Bimbo SAB de CV				Holding Medi-Partenaires SAS
4.88%, 06/27/2044(c)		1,450	1,352	7.00%, 05/15/2020	EUR	2,265	2,655
				MedImpact Holdings Inc
KeHE Distributors LLC / KeHE Finance				10.50%, 02/01/2018(c)		$11,050	11,616
Corp
7.63%, 08/15/2021(c)		7,775	8,222	MPH Acquisition Holdings LLC
				6.63%, 04/01/2022(c)		20,790	21,518
Marfrig Holding Europe BV
6.88%, 06/24/2019(c)		5,950	5,474	Priory Group No 3 PLC
Minerva Luxembourg SA				7.00%, 02/15/2018	GBP	1,102	1,775
7.75%, 01/31/2023(c)		5,132	5,156	8.88%, 02/15/2019		1,325	2,142
Premier Foods Finance PLC				Select Medical Corp
6.50%, 03/15/2021	GBP	3,000	4,423	6.38%, 06/01/2021		$5,150	5,202
R&R PIK PLC				Surgical Care Affiliates Inc
9.25%, PIK 9.25%, 05/15/2018(h)	EUR	5,900	6,552	6.00%, 04/01/2023(c)		18,030	18,300
Simmons Foods Inc				Tenet Healthcare Corp
7.88%, 10/01/2021(c)		$2,210	2,033	3.79%, 06/15/2020(c),(g)		4,700	4,835
				6.00%, 10/01/2020		2,100	2,284
Tesco PLC				6.75%, 06/15/2023(c)		16,250	16,981
6.13%, 02/24/2022	GBP	2,100	3,580
TreeHouse Foods Inc							$113,946
4.88%, 03/15/2022		$4,200	4,263

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Holding Companies - Diversified - 1.89%				Insurance (continued)
Argos Merger Sub Inc				Liberty Mutual Group Inc
7.13%, 03/15/2023(c)		$700	$740	7.80%, 03/07/2087(c)	$9,061	$10,737
CeramTec Group GmbH				Liberty Mutual Insurance Co
8.25%, 08/15/2021	EUR	4,500	5,411	7.70%, 10/15/2097(c)	946	1,188
Co-operative Group Holdings 2011 Ltd				Lincoln National Corp
7.50%, 07/08/2026	GBP	2,000	3,381	6.05%, 04/20/2067(g)	684	616
Dubai Holding Commercial Operations MTN				MetLife Capital Trust IV
Ltd				7.88%, 12/15/2067(c)	5,000	6,250
6.00%, 02/01/2017		6,800	10,907	MetLife Capital Trust X
GCS Holdco Finance I SA				9.25%, 04/08/2068(c)	11,000	15,398
6.50%, 11/15/2018	EUR	2,950	3,369	MetLife Inc
HRG Group Inc				6.40%, 12/15/2066(g)	6,800	7,545
7.75%, 01/15/2022		$75,781	74,645	Mitsui Sumitomo Insurance Co Ltd
7.75%, 01/15/2022(c)		9,990	9,840	7.00%, 03/15/2072(c)	600	696
7.88%, 07/15/2019		13,100	13,846	Nippon Life Insurance Co
7.88%, 07/15/2019(c)		1,950	2,061	5.10%, 10/16/2044(c),(g)	3,200	3,333
KraussMaffei Group GmbH				Provident Financing Trust I
8.75%, 12/15/2020	EUR	1,360	1,612	7.41%, 03/15/2038	4,400	5,104
Novalis SAS				Prudential Financial Inc
3.00%, 04/30/2022(c)		2,000	2,126	5.63%, 06/15/2043(g)	2,700	2,804
Opal Acquisition Inc				5.88%, 09/15/2042(g)	3,700	3,913
8.88%, 12/15/2021(c)		$57,281	56,994	Prudential PLC
ProGroup AG				7.75%, 01/29/2049	2,215	2,309
5.13%, 05/01/2022	EUR	3,300	3,748	Sirius International Group Ltd
Sinochem Overseas Capital Co Ltd				7.51%, 05/29/2049(c),(g)	800	818
4.50%, 11/12/2020		$2,116	2,239	USI Inc/NY
4.50%, 11/12/2020(c)		27,299	28,888	7.75%, 01/15/2021(c)	4,700	4,741
6.30%, 11/12/2040		950	1,157	Wayne Merger Sub LLC
Votorantim Cimentos SA				8.25%, 08/01/2023(c),(f)	26,680	26,680
7.25%, 04/05/2041(c)		3,642	3,342	Wilton Re Finance LLC
			$224,306	5.88%, 03/30/2033(c),(g)	8,450	9,018
				York Risk Services Holding Corp
Home Builders - 0.04%				8.50%, 10/01/2022(c)	7,600	6,422
Brookfield Residential Properties Inc						$197,602
6.38%, 05/15/2025(c)		4,400	4,279
				Internet - 0.46%
				Ancestry.com Inc
Home Furnishings - 0.01%				11.00%, 12/15/2020	13,810	15,674
Magnolia BC SA				Cogent Communications Group Inc
9.00%, 08/01/2020	EUR	1,000	1,175	5.38%, 03/01/2022(c)	3,050	3,020
				IAC/InterActiveCorp
Insurance - 1.66%				4.75%, 12/15/2022	3,895	3,778
ACE Capital Trust II				Netflix Inc
9.70%, 04/01/2030		$4,000	5,862	5.50%, 02/15/2022(c)	5,400	5,616
AG Insurance SA/NV				VeriSign Inc
6.75%, 03/29/2049(g)		3,000	3,220	5.25%, 04/01/2025	1,600	1,612
AIG Life Holdings Inc				Zayo Group LLC / Zayo Capital Inc
7.57%, 12/01/2045(c)		2,900	3,784	6.00%, 04/01/2023(c)	18,095	18,154
8.50%, 07/01/2030		5,400	7,511	6.38%, 05/15/2025(c)	6,650	6,575
Allstate Corp/The						$54,429
5.75%, 08/15/2053(g)		100	104
				Investment Companies - 0.06%
American Equity Investment Life Holding				American Capital Ltd
Co				6.50%, 09/15/2018(c)	5,100	5,266
6.63%, 07/15/2021		25,070	26,324
				Grupo Aval Ltd
American International Group Inc				4.75%, 09/26/2022(c)	1,481	1,455
8.18%, 05/15/2068		1,500	2,010
AXA SA				4.75%, 09/26/2022	1,000	982
8.60%, 12/15/2030		6,332	8,501			$7,703
Catlin Insurance Co Ltd				Iron & Steel - 0.50%
7.25%, 07/29/2049(c)		5,950	5,534	ABJA Investment Co Pte Ltd
Dai-ichi Life Insurance Co Ltd/The				4.85%, 01/31/2020	5,000	5,019
5.10%, 10/29/2049(c),(g)		2,400	2,502	5.95%, 07/31/2024	3,785	3,728
Fidelity & Guaranty Life Holdings Inc				BlueScope Steel Finance Ltd/BlueScope Steel
6.38%, 04/01/2021(c)		5,925	6,221	Finance USA LLC
Great-West Life & Annuity Insurance Capital				7.13%, 05/01/2018(c)	1,281	1,278
LP				Evraz Group SA
6.63%, 11/15/2034(c)		2,400	2,670	6.50%, 04/22/2020(c)	7,851	7,120
HUB International Ltd				6.75%, 04/27/2018(c)	5,260	5,098
7.88%, 10/01/2021(c)		9,060	9,253	Metalloinvest Finance Ltd
Ironshore Holdings US Inc				5.63%, 04/17/2020(c)	2,200	2,041
8.50%, 05/15/2020(c)		3,410	4,016	6.50%, 07/21/2016(c)	550	561
Kemper Corp
4.35%, 02/15/2025		2,500	2,518

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel (continued)				Media (continued)
Optima Specialty Steel				McGraw-Hill Global Education Holdings LLC
12.00%, 12/30/2016(d),(e)		$14,740	$14,740	/ McGraw-Hill Global Education Finance
Ryerson Inc / Joseph T Ryerson & Son Inc				9.75%, 04/01/2021		$11,363	$12,585
9.00%, 10/15/2017		9,160	9,045	Nielsen Finance LLC / Nielsen Finance Co
Samarco Mineracao SA				5.00%, 04/15/2022(c)		12,303	12,195
4.13%, 11/01/2022(c)		5,153	4,710	Numericable-SFR SAS
ThyssenKrupp AG				4.88%, 05/15/2019(c)		8,525	8,653
4.00%, 08/27/2018	EUR	2,200	2,582	5.38%, 05/15/2022	EUR	4,100	4,683
Vale Overseas Ltd				Quebecor Media Inc
6.88%, 11/10/2039		$4,004	3,692	5.75%, 01/15/2023		$1,600	1,640
			$59,614	RCN Telecom Services LLC / RCN Capital
				Corp
Lodging - 0.43%				8.50%, 08/15/2020(c)		1,610	1,682
Caesars Entertainment Operating Co Inc
0.00%, 06/01/2017(b),(d)		39,240	32,373	Sinclair Television Group Inc
				5.63%, 08/01/2024(c)		1,000	984
Interval Acquisition Corp
5.63%, 04/15/2023(c)		2,100	2,110	Sirius XM Radio Inc
				4.25%, 05/15/2020(c)		3,725	3,711
MCE Finance Ltd				5.88%, 10/01/2020(c)		5,860	6,153
5.00%, 02/15/2021(c)		2,456	2,333
				6.00%, 07/15/2024(c)		25,000	26,062
Seminole Hard Rock Entertainment Inc /				Tribune Media Co
Seminole Hard Rock International LLC				5.88%, 07/15/2022(c)		8,000	8,260
5.88%, 05/15/2021(c)		1,865	1,898
				Unitymedia GmbH
Studio City Finance Ltd				6.13%, 01/15/2025(c)		20,800	21,476
8.50%, 12/01/2020		1,833	1,870	Unitymedia Hessen GmbH & Co KG /
Wynn Las Vegas LLC / Wynn Las Vegas				Unitymedia NRW GmbH
Capital Corp				4.00%, 01/15/2025	EUR	2,750	3,081
4.25%, 05/30/2023(c)		950	873
				5.00%, 01/15/2025(c)		$6,350	6,255
5.50%, 03/01/2025(c)		10,000	9,625
				5.50%, 01/15/2023(c)		7,592	7,734
			$51,082	Univision Communications Inc
Machinery - Diversified - 0.41%				5.13%, 02/15/2025(c)		2,700	2,707
Cleaver-Brooks Inc				8.50%, 05/15/2021(c)		5,500	5,799
8.75%, 12/15/2019(c)		2,780	2,641	VTR Finance BV
9.75%, 12/31/2019(c),(d),(e)		12,500	11,500	6.88%, 01/15/2024(c)		20,650	21,011
CNH Industrial Capital LLC				Ziggo Bond Finance BV
3.88%, 07/16/2018(c)		3,450	3,476	5.88%, 01/15/2025(c)		8,898	8,753
Galapagos SA/Luxembourg							$262,559
5.38%, 06/15/2021	EUR	1,700	1,848	Metal Fabrication & Hardware - 0.11%
SPL Logistics Escrow LLC / SPL Logistics
Finance Corp				Optimas OE Solutions Holding LLC / Optimas
8.88%, 08/01/2020(c)		$7,044	7,519	OE Solutions Inc
				8.63%, 06/01/2021(c)		6,850	6,679
Tempel Steel Co
12.00%, 08/15/2016(c)		4,075	3,800	Shale-Inland Holdings LLC / Shale-Inland
				Finance Corp
Zebra Technologies Corp				8.75%, 11/15/2019(c)		7,920	5,861
7.25%, 10/15/2022(c)		15,850	17,356
							$12,540
			$48,140
				Mining - 1.21%
Media - 2.21%				Aleris International Inc
Cable One Inc				7.63%, 02/15/2018		6,100	6,153
5.75%, 06/15/2022(c)		2,850	2,914
				7.88%, 11/01/2020		4,000	4,050
CCO Holdings LLC / CCO Holdings Capital				Barminco Finance Pty Ltd
Corp				9.00%, 06/01/2018(c)		4,725	4,264
5.13%, 02/15/2023		2,300	2,280	Century Aluminum Co
5.13%, 05/01/2023(c)		18,550	18,365
				7.50%, 06/01/2021(c)		32,532	32,369
5.25%, 03/15/2021		9,125	9,285	Cia Brasileira de Aluminio
CCO Safari II LLC				4.75%, 06/17/2024(c)		2,093	1,910
4.46%, 07/23/2022(c)		6,550	6,585
				Cia Minera Ares SAC
Clear Channel Worldwide Holdings Inc				7.75%, 01/23/2021(c)		2,066	2,038
6.50%, 11/15/2022		8,150	8,375	Cia Minera Milpo SAA
6.50%, 11/15/2022		5,000	5,213	4.63%, 03/28/2023(c)		3,825	3,844
7.63%, 03/15/2020		5,000	5,253	Corp Nacional del Cobre de Chile
7.63%, 03/15/2020		5,140	5,326	3.00%, 07/17/2022(c)		19,454	18,507
Columbus International Inc				3.88%, 11/03/2021		6,232	6,296
7.38%, 03/30/2021(c)		4,933	5,241
				4.25%, 07/17/2042(c)		3,805	3,295
CSC Holdings LLC				4.50%, 08/13/2023(c)		2,899	3,000
5.25%, 06/01/2024		7,000	6,484	4.88%, 11/04/2044		2,650	2,506
6.75%, 11/15/2021		2,450	2,542	4.88%, 11/04/2044(c)		19,241	18,198
DISH DBS Corp				5.63%, 09/21/2035(c)		2,185	2,346
5.00%, 03/15/2023		5,250	4,915	6.15%, 10/24/2036		11,188	12,541
5.88%, 07/15/2022		2,150	2,139	Eldorado Gold Corp
5.88%, 11/15/2024		7,900	7,663	6.13%, 12/15/2020(c)		9,325	8,532
LGE HoldCo VI BV				Gold Fields Orogen Holdings BVI Ltd
7.13%, 05/15/2024	EUR	5,400	6,555	4.88%, 10/07/2020(c)		1,640	1,414

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)				Oil & Gas (continued)
Gold Fields Orogen Holdings BVI				EP Energy LLC / Everest Acquisition Finance
Ltd (continued)				Inc
4.88%, 10/07/2020		$766	$661	6.38%, 06/15/2023(c)	$5,300	$4,955
Mirabela Nickel Ltd				9.38%, 05/01/2020	4,850	5,008
0.00%, 09/10/2044(b),(d),(e)		138	—	EP PetroEcuador via Noble Sovereign
Southern Copper Corp				Funding I Ltd
5.25%, 11/08/2042		1,944	1,647	5.91%, 09/24/2019(g)	25,715	21,986
Vedanta Resources PLC				Gazprom OAO Via Gaz Capital SA
6.00%, 01/31/2019(c)		2,878	2,678	4.30%, 11/12/2015(c)	900	905
7.13%, 05/31/2023(c)		236	208	4.95%, 07/19/2022(c)	4,677	4,303
8.25%, 06/07/2021(c)		347	327	6.51%, 03/07/2022(c)	4,260	4,218
Yamana Gold Inc				6.51%, 03/07/2022	2,000	1,980
4.95%, 07/15/2024		7,500	6,766	8.15%, 04/11/2018(c)	321	345
			$143,550	9.25%, 04/23/2019	14,392	16,048
				9.25%, 04/23/2019(c)	3,701	4,127
Miscellaneous Manufacturing - 0.25%				GeoPark Latin America Ltd Agencia en Chile
Amsted Industries Inc				7.50%, 02/11/2020(c)	3,520	2,675
5.00%, 03/15/2022(c)		5,100	5,087
5.38%, 09/15/2024(c)		8,794	8,706	Gulfport Energy Corp
				6.63%, 05/01/2023(c)	2,150	2,150
Bombardier Inc				7.75%, 11/01/2020	5,700	5,842
6.13%, 05/15/2021	EUR	1,000	1,080	IronGate Energy Services LLC
CBC Ammo LLC / CBC FinCo Inc				11.00%, 07/01/2018(c),(d)	2,400	1,668
7.25%, 11/15/2021(c)		$7,800	7,449
				KazMunayGas National Co JSC
Gates Global LLC / Gates Global Co				4.40%, 04/30/2023(c)	19,898	18,002
5.75%, 07/15/2022	EUR	2,500	2,403	4.40%, 04/30/2023	1,959	1,772
Trinseo Materials Operating SCA / Trinseo				4.88%, 05/07/2025(c)	2,807	2,529
Materials Finance Inc				5.75%, 04/30/2043(c)	10,655	8,419
6.38%, 05/01/2022		4,900	5,429	5.75%, 04/30/2043	2,309	1,824
			$30,154	6.00%, 11/07/2044(c)	13,164	10,608
Mortgage Backed Securities - 0.11%				6.00%, 11/07/2044	5,248	4,229
BCAP LLC 2013-RR4 Trust				6.38%, 04/09/2021	19,827	20,571
4.07%, 02/13/2051(c),(e),(g)		$40,390	1,985	6.38%, 04/09/2021(c)	17,103	17,744
6.07%, 02/13/2051(c),(e),(g)		11,334	11,214	7.00%, 05/05/2020	7,695	8,195
				7.00%, 05/05/2020(c)	1,829	1,948
			$13,199	9.13%, 07/02/2018(c)	6,152	6,945
Municipals - 0.02%				Keane Group Holdings
Bogota Distrito Capital				8.75%, 08/08/2019(d),(e),(g)	2,245	2,116
9.75%, 07/26/2028	COP	1,900,000	737	8.75%, 08/08/2019(d),(e),(g)	6,734	6,347
Brazil Minas SPE via State of Minas Gerais				Legacy Reserves LP / Legacy Reserves
5.33%, 02/15/2028(c)		$1,500	1,395	Finance Corp
			$2,132	6.63%, 12/01/2021	20,891	16,191
Oil & Gas - 5.14%				8.00%, 12/01/2020	10,148	8,524
				Lonestar Resources America Inc
Antero Resources Corp				8.75%, 04/15/2019(c),(d)	2,850	2,123
5.13%, 12/01/2022		6,175	5,835
5.38%, 11/01/2021		7,525	7,318	Lukoil International Finance BV
5.63%, 06/01/2023(c)		5,000	4,812	3.42%, 04/24/2018	4,250	4,087
Atlas Energy Holdings Operating Co LLC /				Memorial Production Partners LP / Memorial
Atlas Resource Finance Corp				Production Finance Corp
7.75%, 01/15/2021		9,283	6,127	6.88%, 08/01/2022	22,729	18,183
9.25%, 08/15/2021		10,462	7,010	7.63%, 05/01/2021	13,322	11,190
Bill Barrett Corp				Memorial Resource Development Corp
7.63%, 10/01/2019		2,715	2,437	5.88%, 07/01/2022	7,600	7,163
				Milagro Oil & Gas Inc
Blue Racer Midstream LLC / Blue Racer				0.00%, 05/15/2016(b),(d)	5,765	1,038
Finance Corp
6.13%, 11/15/2022(c)		8,700	8,852	Nostrum Oil & Gas Finance BV
				6.38%, 02/14/2019(c)	1,318	1,157
BreitBurn Energy Partners LP / BreitBurn
Finance Corp				Odebrecht Drilling Norbe VIII/IX Ltd
7.88%, 04/15/2022		35,191	24,281	6.35%, 06/30/2022	1,169	841
8.63%, 10/15/2020		6,460	4,910	Odebrecht Offshore Drilling Finance Ltd
				6.75%, 10/01/2023(c)	460	296

CNOOC Finance 2015 USA LLC				Pacific Rubiales Energy Corp
3.50%, 05/05/2025		6,172	5,964	5.13%, 03/28/2023 (c)	5,591	3,536
Comstock Resources Inc
10.00%, 03/15/2020(c)		10,150	8,957	Pertamina Persero PT
				4.30%, 05/20/2023(c)	5,503	5,298
CrownRock LP / CrownRock Finance Inc
7.75%, 02/15/2023(c)		7,058	7,305	5.25%, 05/23/2021	1,000	1,035
Delek & Avner Tamar Bond Ltd				6.50%, 05/27/2041	320	316
5.08%, 12/30/2023(c)		3,806	3,844	Petrobras Global Finance BV
5.41%, 12/30/2025(c)		952	959	3.88%, 01/27/2016	659	660
Ecopetrol SA				4.38%, 05/20/2023	1,660	1,393
5.38%, 06/26/2026		4,500	4,366	6.85%, 06/05/2115	925	748
5.88%, 05/28/2045		6,054	5,282	6.88%, 01/20/2040	4,000	3,399

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Packaging & Containers (continued)
Petroleos de Venezuela SA				Berry Plastics Corp
5.25%, 04/12/2017		$43,510	$20,985	5.13%, 07/15/2023		$8,800	$8,646
5.50%, 04/12/2037		5,500	1,760	Horizon Holdings I
6.00%, 05/16/2024		5,000	1,662	7.25%, 08/01/2023	EUR	500	563
8.50%, 11/02/2017		103,494	70,531	Reynolds Group Issuer Inc / Reynolds Group
Petroleos Mexicanos				Issuer LLC / Reynolds Group Issuer
5.63%, 01/23/2046(c)		1,400	1,319	(Luxembourg) S.A.
6.50%, 06/02/2041		700	732	5.75%, 10/15/2020		$10,300	10,660
Precision Drilling Corp				6.88%, 02/15/2021(g)		5,700	5,958
5.25%, 11/15/2024		6,400	5,384	SIG Combibloc Holdings SCA
PTT Exploration & Production PCL				7.75%, 02/15/2023	EUR	5,700	6,598
4.88%, 12/29/2049(c),(g)		6,955	6,938				$40,002
Puma International Financing SA
6.75%, 02/01/2021(c)		11,117	11,236	Pharmaceuticals - 0.71%
				Capsugel SA
QEP Resources Inc				7.00%, PIK 7.00%, 05/15/2019(c),(h)		$8,125	8,227
5.25%, 05/01/2023		3,050	2,821
				DPx Holdings BV
Rex Energy Corp				7.50%, 02/01/2022(c)		4,825	5,066
6.25%, 08/01/2022		7,620	5,334
8.88%, 12/01/2020		5,580	4,520	Endo Ltd / Endo Finance LLC / Endo Finco
				Inc
Rice Energy Inc				6.00%, 07/15/2023(c)		6,100	6,344
7.25%, 05/01/2023(c)		2,025	1,990
				JLL/Delta Dutch Pledgeco BV
Rosneft Oil Co via Rosneft International				8.75%, PIK 8.75%, 05/01/2020(c),(h)		10,575	10,905
Finance Ltd
3.15%, 03/06/2017(c)		8,898	8,687	Valeant Pharmaceuticals International Inc
				4.50%, 05/15/2023	EUR	4,800	5,193
RSP Permian Inc				5.38%, 03/15/2020(c)		$475	488
6.63%, 10/01/2022(c)		3,255	3,279
				5.50%, 03/01/2023(c)		10,825	11,069
SandRidge Energy Inc				5.88%, 05/15/2023(c)		18,000	18,718
7.50%, 03/15/2021		3,450	1,035	6.13%, 04/15/2025(c)		8,350	8,726
8.13%, 10/15/2022		6,600	1,980	6.38%, 10/15/2020(c)		9,625	10,142
8.75%, 06/01/2020(c)		5,000	3,875
Seven Generations Energy Ltd							$95,020
6.75%, 05/01/2023(c)		5,300	5,181	Pipelines - 0.39%
8.25%, 05/15/2020(c)		8,875	9,097	Crestwood Midstream Partners LP /
Sinopec Capital 2013 Ltd				Crestwood Midstream Finance Corp
3.13%, 04/24/2023(c)		2,439	2,347	6.13%, 03/01/2022		3,847	3,799
Sinopec Group Overseas Development 2012				Enterprise Products Operating LLC
Ltd				7.03%, 01/15/2068(g)		2,950	3,156
4.88%, 05/17/2042(c)		1,053	1,114	Genesis Energy LP / Genesis Energy Finance
State Oil Co of the Azerbaijan Republic				Corp
4.75%, 03/13/2023		7,340	6,824	6.00%, 05/15/2023		3,500	3,334
5.45%, 02/09/2017		2,161	2,226	6.75%, 08/01/2022		3,200	3,192
Summit Midstream Holdings LLC / Summit				Gibson Energy Inc
Midstream Finance Corp				6.75%, 07/15/2021(c)		9,350	9,514
5.50%, 08/15/2022		900	855	Oleoducto Central SA
7.50%, 07/01/2021		786	821	4.00%, 05/07/2021(c)		2,264	2,259
Ultra Petroleum Corp				Rose Rock Midstream LP / Rose Rock
5.75%, 12/15/2018(c)		8,250	7,384	Finance Corp
Unit Corp				5.63%, 07/15/2022		3,250	3,136
6.63%, 05/15/2021		9,640	9,206	Sabine Pass Liquefaction LLC
YPF SA				5.63%, 04/15/2023		5,200	5,148
8.50%, 07/28/2025(c)		3,500	3,372	5.63%, 03/01/2025(c)		3,900	3,841
8.75%, 04/04/2024(c)		12,579	12,418	5.75%, 05/15/2024		4,400	4,375
8.88%, 12/19/2018		3,675	3,822	6.25%, 03/15/2022		4,224	4,351
8.88%, 12/19/2018(c)		2,032	2,113
							$46,105
Zhaikmunai LLP
7.13%, 11/13/2019(c)		6,277	5,682	Real Estate - 0.24%
			$609,426	China Overseas Finance Cayman V Ltd
				3.95%, 11/15/2022		1,800	1,782
Oil & Gas Services - 0.09%				Country Garden Holdings Co Ltd
BIBBY Offshore Services PLC				7.25%, 04/04/2021(c)		250	255
7.50%, 06/15/2021	GBP	1,900	2,561	7.25%, 04/04/2021		690	703
FTS International Inc				7.88%, 05/27/2019		3,000	3,210
6.25%, 05/01/2022		$6,543	4,384	Greystar Real Estate Partners LLC
7.78%, 06/15/2020(c),(g)		4,050	3,891	8.25%, 12/01/2022(c)		2,250	2,374
Trinidad Drilling Ltd				Kennedy-Wilson Inc
7.88%, 01/15/2019(c)		460	446	5.88%, 04/01/2024		9,200	9,119
			$11,282	Longfor Properties Co Ltd
Packaging & Containers - 0.34%				6.88%, 10/18/2019		1,500	1,590
				MAF Global Securities Ltd
Ardagh Packaging Finance PLC				7.13%, 10/29/2049(g)		8,700	9,501
9.25%, 10/15/2020	EUR	4,500	5,214
Ball Corp							$28,534
5.25%, 07/01/2025		$2,350	2,363

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Regional Authority - 0.09%				Software (continued)
Brazil Loan Trust 1				First Data Corp
5.48%, 07/24/2023(c)		$9,562	$9,323	8.75%, PIK 8.75%, 01/15/2022(c),(h)		$2,320	$2,459
Provincia de Buenos Aires/Argentina				Infor US Inc
9.38%, 09/14/2018		1,000	982	6.50%, 05/15/2022(c)		10,150	10,378
			$10,305	Italics Merger Sub Inc
				7.13%, 07/15/2023(c)		9,000	8,843
REITS - 0.11%				Nuance Communications Inc
DuPont Fabros Technology LP				5.38%, 08/15/2020(c)		19,607	19,901
5.63%, 06/15/2023		3,075	3,044	Open Text Corp
Equinix Inc				5.63%, 01/15/2023(c)		11,625	11,596
5.38%, 01/01/2022		4,265	4,329	SS&C Technologies Holdings Inc
GEO Group Inc/The				5.88%, 07/15/2023(c)		10,000	10,350
5.88%, 10/15/2024		5,200	5,382				$129,524
			$12,755
				Sovereign - 10.65%
Retail - 1.21%				Argentina Boden Bonds
1011778 BC ULC / New Red Finance Inc				7.00%, 10/03/2015		750	744
4.63%, 01/15/2022(c)		7,450	7,450
6.00%, 04/01/2022(c)		21,140	21,823	Argentina Bonar Bonds
				7.00%, 04/17/2017(d)		34,708	33,139
99 Cents Only Stores LLC				Argentine Republic Government International
11.00%, 12/15/2019		4,622	3,790	Bond
AmeriGas Finance LLC/AmeriGas Finance				0.00%, 11/14/2002(b),(d)	EUR	734	742
Corp				0.00%, 11/26/2003(b),(d)		320	316
7.00%, 05/20/2022		6,290	6,690	0.00%, 03/04/2004(b),(d)		545	539
Carrols Restaurant Group Inc				0.00%, 09/07/2007(b),(d)		532	549
8.00%, 05/01/2022(c)		2,400	2,520
				0.00%, 05/26/2009(b),(d)		2,200	2,344
Checkers Drive-In Restaurants Inc				0.00%, 03/31/2023(b),(d),(g)		$2,110	2,304
11.00%, 12/01/2017(c)		7,970	8,608
				0.00%, 03/31/2023(b),(d)	EUR	1,755	1,793
Ferrellgas LP / Ferrellgas Finance Corp				0.00%, 03/31/2023(b),(d)		$5,543	6,042
6.75%, 01/15/2022		3,400	3,425	0.00%, 12/31/2038(b)	EUR	3,000	1,680
6.75%, 06/15/2023(c)		9,900	9,925

Jo-Ann Stores Holdings Inc				Banco Nacional de Desenvolvimento
9.75%, PIK 9.75%, 10/15/2019(c),(h)		2,775	2,380	Economico e Social
				5.50%, 07/12/2020		$1,080	1,119
Jo-Ann Stores LLC
8.13%, 03/15/2019(c)		8,932	8,441	Brazil Minas SPE via State of Minas Gerais
				5.33%, 02/15/2028(g)		10,522	9,785
Kirk Beauty Zero GmbH
6.25%, 07/15/2022(c)	EUR	1,800	2,061	Brazil Notas do Tesouro Nacional Serie F
				10.00%, 01/01/2025	BRL	17,000	4,226
Men's Wearhouse Inc/The				10.00%, 01/01/2017		15,000	4,201
7.00%, 07/01/2022		$2,700	2,875	Brazilian Government International Bond
Nathan's Famous Inc				2.63%, 01/05/2023		$5,042	4,387
10.00%, 03/15/2020(c),(d)		28,010	29,796
				4.25%, 01/07/2025		56,549	53,354
NPC International Inc / NPC Operating Co A				5.00%, 01/27/2045		14,079	11,777
Inc / NPC Operating Co B Inc				7.13%, 01/20/2037		13,399	14,605
10.50%, 01/15/2020		2,300	2,421	8.25%, 01/20/2034		4,587	5,504
Party City Holdings Inc				Colombia Government International Bond
8.88%, 08/01/2020		6,100	6,558	4.00%, 02/26/2024		6,999	6,971
Petco Animal Supplies Inc				4.38%, 07/12/2021		4,184	4,351
9.25%, 12/01/2018(c)		3,200	3,336
				4.38%, 03/21/2023	COP	14,600,000	4,486
Pizzaexpress Financing 2 PLC				5.00%, 06/15/2045		$11,176	10,366
6.63%, 08/01/2021	GBP	2,500	4,031	6.13%, 01/18/2041		2,000	2,155
Rite Aid Corp				7.38%, 09/18/2037		2,685	3,289
6.13%, 04/01/2023(c)		$8,095	8,408
				7.75%, 04/14/2021	COP	3,538,000	1,317
Stonegate Pub Co Financing PLC				8.13%, 05/21/2024		$5,615	7,145
5.75%, 04/15/2019	GBP	1,600	2,524	9.85%, 06/28/2027	COP	6,738,000	2,855
Suburban Propane Partners LP/Suburban				11.75%, 02/25/2020		$2,082	2,821
Energy Finance Corp				10.38%, 01/28/2033		5,359	8,065
5.50%, 06/01/2024		$6,400	6,368	Colombian TES
5.75%, 03/01/2025		350	349	7.75%, 09/18/2030	COP	12,905,300	4,387
			$143,779	Costa Rica Government International Bond
Semiconductors - 0.10%				4.25%, 01/26/2023		$20,457	18,820
Micron Technology Inc				4.38%, 04/30/2025(c)		10,307	9,251
5.25%, 08/01/2023(c)		9,700	9,336	4.38%, 04/30/2025		5,000	4,488
5.63%, 01/15/2026(c)		2,400	2,298	7.00%, 04/04/2044(c)		4,572	4,366
				7.16%, 03/12/2045(c)		3,000	2,884
			$11,634
				Croatia Government International Bond
Software - 1.09%				3.88%, 05/30/2022	EUR	1,500	1,689
Aspect Software Inc				5.50%, 04/04/2023		$4,694	4,825
10.63%, 05/15/2017(d)		10,501	9,372	6.00%, 01/26/2024(c)		4,000	4,205
Audatex North America Inc				6.38%, 03/24/2021(c)		6,133	6,601
6.00%, 06/15/2021(c)		13,250	13,532	6.75%, 11/05/2019(c)		3,260	3,586
6.13%, 11/01/2023(c)		29,200	28,543	6.75%, 11/05/2019		8,359	9,195
Epicor / Eagle Parent 2L Note				Dominican Republic International Bond
9.25%, 06/01/2023(e),(g)		15,000	14,550	5.88%, 04/18/2024(c)		24,044	25,065

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)					Sovereign (continued)
Dominican Republic International					Kenya Government International Bond
Bond (continued)					6.88%, 06/24/2024		$2,434	$2,389
6.60%, 01/28/2024		$8,380	$ 9,084		6.88%, 06/24/2024(c)		14,194	13,931
6.85%, 01/27/2045(c)		571	580		Lithuania Government International Bond
7.45%, 04/30/2044(c)		17,627	18,949		6.13%, 03/09/2021(c)		3,400	3,942
7.50%, 05/06/2021		20,227	22,604		Mexican Bonos
7.50%, 05/06/2021(c)		2,600	2,905		6.25%, 06/16/2016(g)	MXN	161,980	10,286
Ecuador Government International Bond					7.75%, 05/29/2031(g)		140,000	9,788
7.95%, 06/20/2024(c)		2,500	2,094		8.00%, 06/11/2020(g)		80,000	5,524
9.38%, 12/15/2015		2,500	2,481		10.00%, 12/05/2024(g)		214,744	17,082
10.50%, 03/24/2020(c)		3,000	2,865		Mexico Government International Bond
Egypt Government International Bond					3.50%, 01/21/2021		$33,184	33,931
5.88%, 06/11/2025(c)		17,789	17,415		3.60%, 01/30/2025		4,269	4,237
6.88%, 04/30/2040(c)		2,250	2,160		4.00%, 10/02/2023		18,808	19,372
El Salvador Government International Bond					4.60%, 01/23/2046		18,881	17,795
5.88%, 01/30/2025		2,041	1,926		4.75%, 03/08/2044		12,996	12,606
6.38%, 01/18/2027(c)		2,705	2,578		5.55%, 01/21/2045		8,777	9,479
7.65%, 06/15/2035		11,649	11,634		6.05%, 01/11/2040		10,736	12,400
7.75%, 01/24/2023		7,288	7,816		Morocco Government International Bond
8.25%, 04/10/2032		4,231	4,564		4.25%, 12/11/2022(c)		3,589	3,650
EMATUM Via Mozambique EMATUM					Nigeria Government International Bond
Finance 2020 BV					6.38%, 07/12/2023(c)		1,940	1,892
6.31%, 09/11/2020		5,314	4,730		6.38%, 07/12/2023		8,473	8,263
Export Credit Bank of Turkey					6.75%, 01/28/2021		8,941	9,065
5.38%, 11/04/2016(c)		250	260		Panama Government International Bond
Federal Democratic Republic of Ethiopia					3.75%, 03/16/2025		3,850	3,830
6.63%, 12/11/2024(c)		5,733	5,657		6.70%, 01/26/2036		2,716	3,395
Gabonese Republic					8.13%, 04/28/2034		9,109	12,320
6.38%, 12/12/2024(c)		10,504	9,848		8.88%, 09/30/2027		2,019	2,887
6.95%, 06/16/2025(c)		3,157	3,046		9.38%, 04/01/2029		5,795	8,678
Hungary Government Bond					Panama Notas del Tesoro
3.50%, 06/24/2020	HUF	1,000,000	3,677		4.88%, 02/05/2021		5,853	6,213
Hungary Government International Bond					Perusahaan Penerbit SBSN Indonesia III
5.75%, 11/22/2023		$8,228	9,179		4.35%, 09/10/2024(c)		1,800	1,771
Indonesia Government International Bond					Peruvian Government International Bond
3.38%, 04/15/2023(c)		18,272	17,335		5.63%, 11/18/2050		2,621	2,949
3.38%, 07/30/2025(c)	EUR	3,715	4,031		6.55%, 03/14/2037		1,109	1,383
4.13%, 01/15/2025		$5,545	5,476		8.75%, 11/21/2033		3,560	5,367
4.13%, 01/15/2025(c)		2,500	2,469		Republic of Angola Via Northern Lights III
4.88%, 05/05/2021		3,755	3,971		BV
5.13%, 01/15/2045(c)		3,717	3,578		7.00%, 08/16/2019		4,345	4,289
5.25%, 01/17/2042		2,766	2,697		Republic of Azerbaijan International Bond
5.25%, 01/17/2042(c)		2,000	1,950		4.75%, 03/18/2024(c)		12,369	12,195
5.38%, 10/17/2023		3,064	3,301		Republic of Belarus
5.88%, 03/13/2020		3,000	3,337		8.75%, 08/03/2015		3,400	3,400
5.88%, 03/13/2020(c)		2,000	2,225		Republic of Ghana
5.88%, 01/15/2024(c)		16,041	17,886		7.88%, 08/07/2023(c)		4,704	4,398
6.63%, 02/17/2037		3,395	3,824		8.13%, 01/18/2026(c)		10,301	9,546
6.75%, 01/15/2044(c)		2,937	3,422		8.50%, 10/04/2017		1,910	1,967
7.75%, 01/17/2038		3,643	4,618		Republic of Honduras
8.50%, 10/12/2035		6,760	9,075		8.75%, 12/16/2020		4,325	4,920
11.63%, 03/04/2019(c)		850	1,107		Republic of Iraq
Indonesia Treasury Bond					5.80%, 01/15/2028(d)		28,521	22,637
7.00%, 05/15/2022	IDR	10,060,000	683		Republic of Paraguay
7.88%, 04/15/2019		57,520,000	4,210		4.63%, 01/25/2023(c)		6,634	6,700
8.38%, 03/15/2024		161,331,000	11,747		6.10%, 08/11/2044(c)		6,565	6,811
8.38%, 09/15/2026		97,000,000	7,081		Republic of Serbia
9.00%, 03/15/2029		23,100,000	1,738		5.88%, 12/03/2018		1,014	1,067
Ivory Coast Government International Bond					5.88%, 12/03/2018(c)		9,469	9,954
5.38%, 07/23/2024(c)		$1,872	1,733		7.25%, 09/28/2021		813	915
5.38%, 07/23/2024		1,000	925		Romania Government Bond
5.75%, 12/31/2032(g)		35,743	32,808		5.95%, 06/11/2021	RON	20,430	5,811
6.38%, 03/03/2028(c)		14,022	13,457		Romanian Government International Bond
Jamaica Government International Bond					6.75%, 02/07/2022		$362	427
6.75%, 04/28/2028		18,207	18,253		Russian Foreign Bond - Eurobond
7.63%, 07/09/2025		17,340	19,334		4.50%, 04/04/2022		1,800	1,751
7.88%, 07/28/2045		5,640	5,598		4.88%, 09/16/2023		30,200	29,369
10.63%, 06/20/2017		1,000	1,137		5.00%, 04/29/2020		1,500	1,530
Kazakhstan Government International Bond					5.63%, 04/04/2042		14,400	13,205
5.13%, 07/21/2025(c)		6,066	6,003		Slovakia Government International Bond
6.50%, 07/21/2045(c)		2,500	2,484		4.38%, 05/21/2022(c)		848	936

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Telecommunications (continued)
Slovenia Government International Bond				Comcel Trust via Comunicaciones Celulares
5.25%, 02/18/2024(c)		$4,625	$5,097	SA
5.50%, 10/26/2022(c)		875	982	6.88%, 02/06/2024(c)		$5,675	$6,018
South Africa Government Bond				CommScope Inc
8.75%, 01/31/2044	ZAR	50,000	3,887	4.38%, 06/15/2020(c)		9,750	9,811
10.50%, 12/21/2026		75,000	6,903	CommScope Technologies Finance LLC
South Africa Government International Bond				6.00%, 06/15/2025(c)		9,775	9,652
4.67%, 01/17/2024		$7,242	7,414	Digicel Group Ltd
5.88%, 09/16/2025		25,341	28,193	7.13%, 04/01/2022(c)		8,508	7,806
Sri Lanka Government International Bond				8.25%, 09/30/2020(c)		5,700	5,629
5.13%, 04/11/2019(c)		248	248	Digicel Ltd
5.88%, 07/25/2022(c)		8,160	8,088	6.75%, 03/01/2023(c)		5,350	5,133
6.13%, 06/03/2025(c)		7,203	7,077	Empresa de Telecomunicaciones de Bogota
6.25%, 10/04/2020(c)		10,155	10,460	7.00%, 01/17/2023(c)	COP	8,325,000	2,696
Turkey Government Bond				Empresa Nacional de Telecomunicaciones
8.00%, 03/12/2025(g)	TRY	16,200	5,326	SA
10.50%, 01/15/2020(g)		11,700	4,385	4.75%, 08/01/2026(c)		$2,444	2,412
Turkey Government International Bond				4.88%, 10/30/2024(c)		2,289	2,334
3.25%, 03/23/2023		$24,514	22,548	Frontier Communications Corp
4.25%, 04/14/2026		2,960	2,805	7.13%, 01/15/2023		700	632
5.13%, 03/25/2022		4,448	4,629	Hughes Satellite Systems Corp
5.63%, 03/30/2021		4,279	4,587	7.63%, 06/15/2021		10,275	11,367
5.75%, 03/22/2024		614	660	Intelsat Jackson Holdings SA
6.00%, 01/14/2041		8,177	8,545	7.25%, 04/01/2019		1,000	991
6.25%, 09/26/2022		2,363	2,611	7.25%, 10/15/2020		3,625	3,593
6.88%, 03/17/2036		866	996	Koninklijke KPN NV
7.00%, 06/05/2020		3,924	4,451	7.00%, 03/28/2073(c),(g)		400	421
7.38%, 02/05/2025		8,012	9,534	Level 3 Financing Inc
7.50%, 11/07/2019		4,006	4,600	5.13%, 05/01/2023(c)		4,900	4,765
8.00%, 02/14/2034		6,768	8,663	5.38%, 08/15/2022		6,400	6,464
Ukraine Government International Bond				5.38%, 05/01/2025(c)		12,650	12,318
6.25%, 06/17/2016		2,400	1,391	6.13%, 01/15/2021		3,700	3,880
Venezuela Government International Bond				7.00%, 06/01/2020		2,000	2,110
5.75%, 02/26/2016		22,001	17,766	Matterhorn Telecom Holding SA
7.75%, 10/13/2019		13,241	4,899	4.88%, 05/01/2023	EUR	5,595	5,769
13.63%, 08/15/2018(d)		6,000	3,825	Millicom International Cellular SA
Zambia Government International Bond				6.63%, 10/15/2021(c)		$4,681	4,868
8.97%, 07/30/2027(c)		11,166	10,720	MTN Mauritius Investments Ltd
			$1,263,421	4.76%, 11/11/2024(c)		1,150	1,163
				Qualitytech LP/QTS Finance Corp
Supranational Bank - 0.16%				5.88%, 08/01/2022		6,170	6,263
Africa Finance Corp
4.38%, 04/29/2020(c)		1,400	1,418	Sable International Finance Ltd
				6.88%, 08/01/2022(c),(e),(f)		3,150	3,114
European Bank for Reconstruction &				Sirius XM Canada Holdings Inc
Development				5.63%, 04/23/2021(c)	CAD	3,600	2,753
5.63%, 03/15/2017	INR	130,000	1,989	Sixsigma Networks Mexico SA de CV
Inter-American Development Bank				8.25%, 11/07/2021(c)		$2,464	2,540
7.25%, 07/17/2017	IDR	80,000,000	5,692	Sprint Communications Inc
International Finance Corp				9.00%, 11/15/2018(c)		3,950	4,424
6.45%, 10/30/2018	INR	275,670	4,292	Sprint Corp
7.80%, 06/03/2019		317,670	5,131	7.25%, 09/15/2021		8,175	7,817
			$18,522	7.63%, 02/15/2025		4,300	3,988
Telecommunications - 2.56%				TBG Global Pte Ltd
Alcatel-Lucent USA Inc				4.63%, 04/03/2018(c)		3,015	3,023
6.75%, 11/15/2020(c)		$9,700	10,427	Telecom Italia SpA
Altice Financing SA				3.25%, 01/16/2023	EUR	3,000	3,386
6.63%, 02/15/2023(c)		13,700	14,111	Telefonica Europe BV
Altice SA				4.20%, 12/29/2049(g)		2,900	3,288
7.25%, 05/15/2022	EUR	5,400	6,049	Telenet Finance V Luxembourg SCA
Altice US Finance I Corp				6.25%, 08/15/2022		4,000	4,744
5.38%, 07/15/2023(c)		$4,000	4,020	6.75%, 08/15/2024		400	482
Avaya Inc				T-Mobile USA Inc
7.00%, 04/01/2019(c)		5,450	5,259	6.00%, 03/01/2023		$3,485	3,633
B Communications Ltd				Turk Telekomunikasyon AS
7.38%, 02/15/2021(c)		5,292	5,703	4.88%, 06/19/2024(c)		2,474	2,434
Bharti Airtel International Netherlands BV				UPC Holding BV
5.13%, 03/11/2023(c)		3,178	3,394	6.38%, 09/15/2022	EUR	5,600	6,657
5.35%, 05/20/2024		1,350	1,460	UPCB Finance IV Ltd
Brasil Telecom SA				5.38%, 01/15/2025(c)		$10,250	9,917
5.75%, 02/10/2022(c)		4,500	3,565	ViaSat Inc
CenturyLink Inc				6.88%, 06/15/2020		2,000	2,115
5.63%, 04/01/2025(c)		6,700	6,122

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Telecommunications (continued)				Agriculture - 0.19%
Vimpel Communications Via VIP Finance				North Atlantic Trading Co Inc, Term Loan B
Ireland Ltd OJSC				7.75%, 01/13/2020(g)		$7,972	$7,883
7.75%, 02/02/2021		$500	$516	NVA Holdings Inc/United States, Term Loan
VimpelCom Holdings BV				8.00%, 08/08/2022(g)		5,350	5,350
5.20%, 02/13/2019(c)		3,240	3,175	8.00%, 08/08/2022(g)		7,639	7,639
5.95%, 02/13/2023(c)		11,848	10,869	NVA Holdings Inc/United States, Term Loan
7.50%, 03/01/2022		2,250	2,267	B
7.50%, 03/01/2022(c)		6,129	6,175	4.75%, 08/06/2021(g)		1,393	1,393
Virgin Media Finance PLC							$22,265
6.00%, 10/15/2024(c)		12,125	12,307
6.38%, 04/15/2023(c)		1,600	1,672	Automobile Parts & Equipment - 0.09%
6.38%, 10/15/2024(c)	GBP	3,300	5,372	BBB Industries US Holdings Inc, Term Loan
6.38%, 10/15/2024		4,200	6,837	B
				6.00%, 10/15/2021(g)		1,995	2,003
Virgin Media Secured Finance PLC
5.25%, 01/15/2026(c)		$3,400	3,281	Dealer Tire LLC, Term Loan
				5.50%, 12/17/2021(g)		1,990	2,002
5.38%, 04/15/2021(c)		271	279
				Mavis Tire Supply Corp, Term Loan
Wind Acquisition Finance SA				0.00%, 11/02/2020(e),(g),(i)		7,150	7,043
4.75%, 07/15/2020(c)		5,425	5,547
7.00%, 04/23/2021	EUR	3,150	3,684				$11,048
7.38%, 04/23/2021(c)		$1,615	1,712	Beverages - 0.01%
			$304,213	Arctic Glacier USA Inc, Term Loan B
				6.00%, 05/10/2019(g)		1,256	1,250
Transportation - 0.28%
BNSF Funding Trust I
6.61%, 12/15/2055(g)		4,610	5,209	Building Materials - 0.06%
CEVA Group PLC				GYP Holdings III Corp, Term Loan B
7.00%, 03/01/2021(c)		9,395	8,925	4.75%, 03/26/2021(g)		4,740	4,651
Lima Metro Line 2 Finance Ltd				Summit Materials LLC, Term Loan B
5.88%, 07/05/2034(c)		2,500	2,544	4.25%, 06/19/2022(g)		2,000	2,002
Moto Finance PLC							$6,653
6.38%, 09/01/2020(c)	GBP	1,550	2,468
Pelabuhan Indonesia II PT				Chemicals - 0.17%
4.25%, 05/05/2025(c)		$2,600	2,444	Road Infrastructure Investment LLC, Term
5.38%, 05/05/2045(c)		1,400	1,210	Loan
				7.75%, 09/21/2021(g)		440	412
XPO Logistics Inc
5.75%, 06/15/2021(c)	EUR	3,675	4,013	Royal Holdings Inc/IN, Term Loan
6.50%, 06/15/2022(c)		$6,200	6,099	8.50%, 06/12/2023(g)		11,870	11,860
			$32,912	Solenis International LP, Term Loan
				7.75%, 07/02/2022(g)		6,100	5,900
Trucking & Leasing - 0.02%				Univar Inc, Term Loan B
Penske Truck Leasing Co Lp / PTL Finance				4.25%, 06/24/2022(g)		2,500	2,502
Corp							$20,674
3.38%, 02/01/2022(c)		3,000	2,929
				Coal - 0.01%
TOTAL BONDS			$7,444,449	Westmoreland Coal Co, Term Loan B
				7.50%, 12/16/2020(g)		1,138	1,053
	Principal
CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)

Mining - 0.04%				Commercial Services - 0.25%
				Acosta Holdco Inc, Term Loan B
Mirabela Nickel Ltd				0.00%, 09/26/2021(g),(i)		898	896
9.50%, PIK 9.50%, 06/24/2019(c),(d),(h)		6,349	4,508
				Busy Bees Group Ltd, Term Loan
				5.27%, 04/29/2022(g)	GBP	1,200	1,881
TOTAL CONVERTIBLE BONDS			$4,508	Concentra Inc, Term Loan B
	Principal			9.00%, 04/22/2023(g)		$10,200	10,225
CREDIT LINKED STRUCTURED NOTES- 0.07%	Amount (000's) Value (000's)			9.00%, 04/22/2023(g)		4,920	4,932
Sovereign - 0.07%				Learning Care Group Inc, Term Loan B
Republic of Iraq - Merrill Lynch				5.00%, 05/03/2021(g)		2,970	2,977
2.53%, 01/07/2028(d),(e),(g)	JPY	559,328	3,024	Taxware Holdings, Term Loan
Titulos De Tesoreria B - Citigroup Inc				7.50%, 04/01/2022(e),(g)		2,100	2,079
11.00%, 07/27/2020(c)	COP	12,000,000	5,004	Washington Inventory Service, Term Loan
			$8,028	10.25%, 06/18/2019(d),(g)		6,800	6,630
TOTAL CREDIT LINKED STRUCTURED NOTES			$8,028				$29,620
Principal				Computers - 0.04%
SENIOR FLOATING RATE INTERESTS - 6.79%	Amount (000's) Value (000's)			Expert Global Solutions Inc/Georgia, Term
Aerospace & Defense - 0.06%				Loan B
DAE Aviation Holdings Inc, Term Loan				8.50%, 04/02/2018(g)		4,379	4,381
5.25%, 06/24/2022(g)		$4,600	$4,607
TransDigm Inc, Term Loan E				Consumer Products - 0.02%
3.50%, 05/13/2022(g)		2,993	2,976
				Spectrum Brands Inc, Term Loan
			$7,583	3.75%, 06/16/2022(g)		2,124	2,130

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Distribution & Wholesale - 0.04%				Healthcare - Services (continued)
HBC Holdings LLC, Term Loan B				Dialysis Newco Inc, Term Loan
6.75%, 09/30/2019(d),(g)		$3,474	$3,369	7.75%, 10/21/2021(g)	$2,000	$2,010
Performance Food Group Inc, Term Loan				7.75%, 10/21/2021(g)	12,277	12,338
6.25%, 11/07/2019(g)		1,715	1,719	HC Group Holdings III Inc, Term Loan B
			$5,088	6.00%, 03/25/2022(g)	12,500	12,617
				Heartland Dental LLC, Term Loan
Diversified Financial Services - 0.19%				5.50%, 12/21/2018(g)	16,254	16,254
Connolly Corp, Term Loan				9.75%, 06/20/2019(g)	16,205	16,266
8.00%, 05/13/2022(g)		20,335	20,437
				Surgery Center Holdings Inc, Term Loan
Connolly Corp, Term Loan B				8.50%, 07/23/2021(g)	10,000	9,954
4.50%, 05/12/2021(g)		1,097	1,100
				US Renal Care Inc, Term Loan B1
Intertrust Group BV, Term Loan				8.50%, 01/03/2020(g)	2,900	2,933
4.53%, 04/02/2021(g)		500	498
				8.50%, 01/03/2020(g)	5,390	5,451
			$22,035			$83,693

Electronics - 0.16%				Holding Companies - Diversified - 0.06%
CPI Buyer LLC, Term Loan
8.50%, 07/18/2022(g)		10,160	10,007	Spirit Retail Bidco Ltd, Term Loan
				4.78%, 06/30/2021(d),(e),(g)	7,730	7,575
Linxens France SA, Term Loan
0.00%, 07/31/2023(g),(i)		8,850	8,784
			$18,791	Home Furnishings - 0.01%
				Targus Group International Inc, PIK Term
Engineering & Construction - 0.01%				Loan B
NANA Development Corp, Term Loan B				14.55%, PIK 1.00%, 05/24/2016(d),(g),(h)	1,292	1,041
8.00%, 03/13/2018(d),(g)		825	796

				Insurance - 0.50%
Entertainment - 0.19%				Alliant Holdings I, Term Loan
Cyan Blue Holdco 3 Ltd, Term Loan				0.00%, 07/27/2022(g),(i)	3,000	2,997
6.41%, 02/09/2022(g)	GBP	7,700	12,032
				Asurion LLC, Term Loan
Delta 2 Lux Sarl, Term Loan B				8.50%, 02/19/2021(g)	21,950	22,060
7.75%, 07/29/2022(g)		$10,260	10,235	8.50%, 02/19/2021(g)	29,675	29,823
			$22,267	Hyperion Insurance Group Ltd, Term Loan
				5.50%, 03/26/2022(g)	3,990	4,030
Environmental Control - 0.12%
Infiltrator Systems Integrated LLC, Term						$58,910
Loan				Internet - 0.50%
9.75%, 05/19/2023(g)		14,000	13,860
				Accuvant, Term Loan
				6.25%, 01/28/2022(g)	3,990	3,995
Food - 0.29%				10.00%, 01/30/2023(g)	19,190	19,158
AdvancePierre Foods Inc, Term Loan				Active Network Inc/The, Term Loan B
9.50%, 10/02/2017(g)		10,081	10,199	5.50%, 11/06/2020(g)	1,580	1,567
Albertsons LLC, Term Loan B4				Blue Coat Systems Inc, Term Loan
5.50%, 08/11/2021(g)		7,481	7,501	4.50%, 05/19/2022(g)	3,000	3,001
CTI Foods Holding Co LLC, Term Loan				EIG Investors Corp, Term Loan B
8.25%, 06/14/2019(g)		3,360	3,285	5.00%, 11/09/2019(g)	5,403	5,403
Hostess Brands LLC, Term Loan B				Landslide Holdings Inc, Term Loan
6.75%, 03/12/2020(g)		413	418	5.00%, 02/25/2020(g)	3,631	3,622
Hostess Brands, Term Loan				ProQuest LLC, Term Loan B
0.00%, 07/29/2022(g),(i)		2,000	2,004	5.25%, 09/24/2021(g)	5,496	5,508
Milk Specialties Co, Term Loan B				Severin Acquisition LLC, Term Loan
8.25%, 11/07/2018(g)		10,851	10,887	0.00%, 07/31/2023(e),(g),(i)	2,650	2,624
			$34,294	TCH-2 Holdings LLC, Term Loan
				8.75%, 11/06/2021(g)	4,700	4,641
Hand & Machine Tools - 0.01%				Tibco Software Inc, Term Loan
Milacron LLC, Term Loan B				6.50%, 11/25/2020(g)	7,483	7,490
4.50%, 09/28/2020(g)		1,585	1,593	Zayo Group LLC, Term Loan B
				3.75%, 05/06/2021(g)	2,494	2,488
Healthcare - Products - 0.26%						$59,497
CareCore National LLC, Term Loan				Investment Companies - 0.04%
5.50%, 02/12/2021(g)		5,473	5,442
				AssuredPartners Capital Inc, Term Loan B
5.50%, 02/12/2021(g)		8,181	8,134	5.00%, 03/31/2021(g)	4,949	4,949
DJO Finance LLC, Term Loan B
4.25%, 06/24/2020(g)		2,450	2,452
Physio-Control Inc, Term Loan				Leisure Products & Services - 0.15%
5.50%, 05/19/2022(g)		2,225	2,235	Equinox Holdings Inc, Term Loan
10.00%, 05/19/2023(g)		13,180	13,048	9.75%, 05/16/2020(g)	12,500	12,687
			$31,311	Equinox Holdings Inc, Term Loan B
				5.00%, 01/31/2020(g)	557	561
Healthcare - Services - 0.71%				Performance Sports Group Ltd, Term Loan B
American Renal Holdings Inc, Delay-Draw				4.00%, 04/02/2021(g)	918	917
Term Loan DD				Sabre GLBL Inc, Term Loan B
8.50%, 02/14/2020(g)		5,899	5,870	4.00%, 02/15/2019(g)	3,043	3,051
						$17,216

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Lodging - 0.19%				Pharmaceuticals - 0.36%
Intrawest Operations Group LLC, Term Loan				9089969 Canada Inc, Term Loan A2
B				6.00%, 12/23/2021(g)	$915	$916
4.75%, 11/26/2020(g)		$6,790	$6,829	BioScrip Inc, Delay-Draw Term Loan B-DD
Parq Holdings LP, Delay-Draw Term Loan				6.50%, 07/22/2020(g)	5,830	5,774
DD				BioScrip Inc, Term Loan B
8.50%, 12/17/2020(g)		2,562	2,568	6.50%, 06/05/2020(g)	9,717	9,624
Parq Holdings LP, Term Loan				Nellson Nutraceutical LLC, Term Loan A1
8.50%, 12/04/2020(g)		12,524	12,556	6.00%, 12/23/2021(g)	1,474	1,476
			$21,953	P2 Lower Acquisition LLC, Term Loan
				9.50%, 10/18/2021(g)	4,825	4,825
Machinery - Diversified - 0.27%				PharMEDium Healthcare Corp, Term Loan
CPM Holdings Inc, Term Loan				7.75%, 01/28/2022(d),(g)	20,561	20,587
10.25%, 12/02/2022(d),(g)		15,780	15,780
CPM Holdings Inc, Term Loan B						$43,202
6.00%, 04/01/2022(g)		8,860	8,960	Retail - 0.36%
Onex Wizard Acquisition Co I SARL, Term				Dollar Tree Inc, Term Loan B2
Loan B				4.19%, 05/26/2022(g)	3,300	3,300
4.25%, 02/03/2022(g)		1,995	1,999	GOBP Holdings Inc, Term Loan B
Pro Mach Group Inc, Term Loan B				4.75%, 10/15/2021(g)	2,687	2,686
4.75%, 10/15/2021(g)		2,488	2,492	Mattress Holding Corp, Term Loan B
Wastequip LLC, Term Loan B				5.00%, 10/01/2021(g)	4,566	4,604
5.50%, 07/26/2019(g)		2,916	2,905	Nautilus Merger Sub Inc, Term Loan
			$32,136	6.75%, 03/11/2022(g)	13,312	13,112
				Nautilus Merger Sub Inc, Term Loan B
Media - 0.07%				4.00%, 03/12/2021(g)	2,494	2,448
Cengage Learning Acquisitions Inc, Term				PetSmart Inc, Term Loan B
Loan EXIT				4.31%, 03/10/2022(g)	2,743	2,752
7.00%, 03/06/2020(g)		3,120	3,128
				Pilot Travel Centers LLC, Term Loan B
CKX Inc, Term Loan B				4.25%, 09/30/2021(g)	1,980	2,000
9.00%, 06/21/2017(d),(g)		1,503	526

Cumulus Media Holdings Inc, Term Loan B				Sears Roebuck Acceptance Corp, Term Loan
4.25%, 12/18/2020(g)		1,146	1,059	B
				5.50%, 06/30/2018(g)	11,462	11,342
Springer Science+Business Media GmbH,						$42,244
Term Loan B9
4.01%, 08/14/2020(g)		3,990	3,995	Semiconductors - 0.02%
			$8,708	Sensata Technologies BV, Term Loan B
				3.00%, 10/11/2021(g)	2,693	2,695
Metal Fabrication & Hardware - 0.00%
Doncasters Group Ltd, Term Loan
9.50%, 10/28/2020(g)		270	270	Software - 0.58%
				Advanced Computer Software Group PLC,
				Term Loan
Mining - 0.02%				6.50%, 01/28/2022(g)	4,589	4,571
Chemstralia Pty Ltd, Term Loan B				10.50%, 01/30/2023(g)	5,100	4,947
7.25%, 02/09/2022(g)		1,995	2,000
				Compuware Corp, Term Loan B1
				6.25%, 12/11/2019(g)	4,387	4,304
Miscellaneous Manufacturers - 0.10%				Deltek Inc, Term Loan
Survitec Group Ltd, Term Loan				5.00%, 12/19/2022(g)	4,000	4,006
5.26%, 02/24/2022(g)	GBP	1,100	1,713	Epicor Software Corp, Term Loan
UTEX Industries Inc, Term Loan				4.75%, 05/12/2022(g)	8,150	8,134
8.25%, 05/16/2022(g)		$8,890	7,468	Evergreen Skills Lux Sarl, Term Loan
UTEX Industries Inc, Term Loan B				3.75%, 04/08/2021(g)	2,119	2,108
5.00%, 05/14/2021(g)		3,366	3,112	9.25%, 04/28/2022(g)	14,157	12,942
			$12,293	First Data Corp, Term Loan C1
				3.69%, 03/23/2018(g)	2,400	2,393
Oil & Gas Services - 0.01%				Infor US Inc, Term Loan B3
FTS International Inc, Term Loan				3.75%, 06/03/2020(g)	299	297
5.75%, 04/09/2021(g)		1,300	906
				Infor US Inc, Term Loan B5
Panda Temple Power II LLC, Term Loan B				3.75%, 06/03/2020(g)	479	475
7.25%, 04/03/2019(g)		850	799
				Informatica Corp, Term Loan
			$1,705	0.00%, 06/03/2022(g),(i)	5,450	5,447
				0.00%, 06/03/2022(g),(i)	6,800	6,797
Packaging & Containers - 0.21%
Berlin Packaging LLC, Term Loan				MA FinanceCo LLC, Term Loan B
7.75%, 09/23/2022(g)		14,550	14,623	5.26%, 10/07/2021(g)	1,540	1,549
				Magic Newco LLC, Term Loan
Constantia Flexibles Group GmbH, Term				12.00%, 12/06/2019(g)	10,000	10,865
Loan
4.75%, 02/25/2022(g)		163	162			$68,835
4.75%, 04/30/2022(g)		835	834
				Telecommunications - 0.29%
FPC Holdings Inc, Term Loan				Avaya Inc, Term Loan B6
9.25%, 05/15/2020(d),(g)		9,400	9,048	6.50%, 03/31/2018(g)	3,276	3,247
			$24,667	Avaya Inc, Term Loan B7
				6.25%, 04/30/2020(g)	6,991	6,640

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		Portfolio Summary (unaudited)
(continued)	Amount (000's)	Value (000's)	Country	Percent
			United States	64.06%
Telecommunications (continued)			United Kingdom	3.06%
Gogo Intermediate Holdings LLC, Term Loan
B1			Canada	2.78%
11.25%, 06/21/2017(d),(g)	$4,309	$4,460	Netherlands	1.92%
Gogo Intermediate Holdings LLC, Term Loan			Luxembourg	1.79%
B2			Mexico	1.61%
7.50%, 03/21/2018(g)	1,400	1,401	France	1.37%
LTS Buyer LLC, Term Loan			Australia	1.25%
8.00%, 03/28/2021(g)	5,947	5,904	Indonesia	1.15%
Sable International Finance Ltd, Term Loan			Brazil	1.14%
5.50%, 11/25/2016 (g)	3,688	3,681	Japan	1.11%
Telx Group Inc/The, Term Loan B			Venezuela	1.02%
4.50%, 04/03/2020(g)	746	746	Cayman Islands	1.00%
Tower Development Corp, Term Loan			Kazakhstan	0.99%
6.75%, 02/01/2017(d),(e),(g)	8,638	8,638	Germany	0.96%
			Turkey	0.84%
		$34,717	South Africa	0.80%
Transportation - 0.17%			Hong Kong	0.75%
CEVA Group PLC, SYNTH LOC			Colombia	0.75%
6.50%, 03/19/2021(g)	691	633	Chile	0.70%
CEVA Group PLC, Term Loan			Dominican Republic	0.66%
6.50%, 03/12/2021(g)	992	909	Argentina	0.60%
6.50%, 03/19/2021(g)	124	114	Bermuda	0.49%
CEVA Intercompany BV, Term Loan			Virgin Islands, British	0.48%
6.50%, 03/19/2021(g)	719	659	Spain	0.47%
Coyote Logistics LLC, Term Loan B			Cote d'Ivoire	0.41%
6.25%, 03/24/2022(g)	11,430	11,430	Russian Federation	0.38%
SIRVA Worldwide Inc, Term Loan			Singapore	0.37%
7.50%, 03/22/2019(g)	6,739	6,739	Jamaica	0.37%
		$20,484	Italy	0.34%
TOTAL SENIOR FLOATING RATE INTERESTS		$805,482	Costa Rica	0.34%
Total Investments	$11,803,854		Panama	0.33%
Other Assets in Excess of Liabilities, Net - 0.51%		$60,782	Ireland	0.31%
TOTAL NET ASSETS - 100.00%	$11,864,636		Sweden	0.27%
			China	0.25%
			Croatia	0.25%
(a)	Security or a portion of the security was pledged to cover margin		El Salvador	0.25%
requirements for options contracts. At the end of the period, the value of			Jersey, Channel Islands	0.23%
these securities totaled $227,843 or 1.92% of net assets.			Sri Lanka	0.22%
(b) Non-Income Producing Security			Iraq	0.22%
(c)	Security exempt from registration under Rule 144A of the Securities Act of		Taiwan, Province Of China	0.21%
1933. These securities may be resold in transactions exempt from			Switzerland	0.21%
registration, normally to qualified institutional buyers. At the end of the			Norway	0.19%
period, the value of these securities totaled $3,568,720 or 30.08% of net			Azerbaijan	0.18%
assets.			Nigeria	0.17%
(d)	Security is Illiquid. At the end of the period, the value of these securities		Egypt	0.16%
totaled $424,061 or 3.57% of net assets.			Marshall Islands	0.15%
(e)	Fair value of these investments is determined in good faith by the Manager		Peru	0.15%
under procedures established and periodically reviewed by the Board of			Kenya	0.14%
Directors. At the end of the period, the fair value of these securities totaled			Ghana	0.14%
$110,860 or 0.93% of net assets.			Gabon	0.12%
(f) Security purchased on a when-issued basis.			Paraguay	0.11%
(g)	Variable Rate. Rate shown is in effect at July 31, 2015.		Finland	0.10%
(h)	Payment in kind; the issuer has the option of paying additional securities		Israel	0.10%
in lieu of cash.			Serbia	0.10%
(i)	This Senior Floating Rate Note will settle after July 31, 2015, at which		Hungary	0.10%
time the interest rate will be determined.			Zambia	0.09%
			Morocco	0.08%
			Ecuador	0.06%
			Thailand	0.06%
			Austria	0.06%
			Ethiopia	0.05%
			Slovenia	0.05%
			Romania	0.05%
			India	0.04%
			Guernsey	0.04%
			Belgium	0.04%
			Barbados	0.04%
			Honduras	0.04%
			Lithuania	0.03%
			New Zealand	0.03%
			Belarus	0.03%
			Mongolia	0.02%
			Curacao	0.02%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

Portfolio Summary (unaudited) continued
Country				Percent
Ukraine				0.01%
Denmark				0.01%
Slovakia				0.01%
Mauritius				0.01%
Other Assets in Excess of Liabilities, Net				0.51%
TOTAL NET ASSETS				100.00%

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of July 31,		Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value (b)
Counterparty (Issuer)	Reference Entity	2015	(c)	Fixed Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)	Asset	Liability
Credit Suisse	Petroleos de	71.65%		5.00%	06/20/2016	$20,000	$(3,322)	$(4,836)	$—	$(8,158)
	Venezuela SA
Total							$(3,322)	$(4,836)	$—	$(8,158)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $20,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	08/27/2015	COP	7,223,894,685	$2,548	$2,508	$—	$(40)
JP Morgan Chase	08/06/2015	EUR	3,957,541	4,390	4,346	—	(44)
JP Morgan Chase	08/10/2015	EUR	54,321,635	60,039	59,662	—	(377)
JP Morgan Chase	08/13/2015	COP	40,484,331,000	14,165	14,056	—	(109)
JP Morgan Chase	08/31/2015	HUF	1,409,415,000	5,033	5,040	7	—
JP Morgan Chase	08/31/2015	PLN	17,025,533	4,543	4,513	—	(30)
JP Morgan Chase	08/31/2015	ZAR	32,388,491	2,552	2,550	—	(2)
Royal Bank of Scotland PLC	08/31/2015	MXN	78,963,499	4,852	4,892	40	—
Royal Bank of Scotland PLC	08/31/2015	TRY	9,666,132	3,471	3,463	—	(8)
Standard Chartered Bank, Hong Kong	08/04/2015	BRL	8,221,152	2,461	2,401	—	(60)
Standard Chartered Bank, Hong Kong	08/24/2015	COP	9,221,824,627	3,313	3,202	—	(111)
Standard Chartered Bank, Hong Kong	08/31/2015	ZAR	46,524,498	3,697	3,663	—	(34)
Total						$47	$(815)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	08/04/2015	BRL	8,215,000	$2,460	$2,399	$61	$—
Bank of America NA	08/07/2015	AUD	2,890,000	2,144	2,112	32	—
Bank of America NA	08/07/2015	CAD	3,600,000	2,821	2,753	68	—
Bank of America NA	08/07/2015	EUR	6,563,000	7,184	7,208	—	(24)
Bank of America NA	08/07/2015	GBP	11,590,000	17,879	18,099	—	(220)
Bank of America NA	08/31/2015	EUR	6,567,500	7,252	7,214	38	—
Bank of New York Mellon	09/10/2015	GBP	100,000	155	156	—	(1)
Bank of New York Mellon	09/17/2015	GBP	250,000	390	390	—	—
Bank of New York Mellon	10/07/2015	GBP	2,250,000	3,473	3,512	—	(39)
Bank of New York Mellon	10/22/2015	GBP	875,000	1,363	1,365	—	(2)
HSBC Securities Inc	08/31/2015	EUR	5,200,606	5,741	5,713	28	—
JP Morgan Chase	08/06/2015	EUR	237,142,857	257,876	260,447	1	(2,572)
JP Morgan Chase	08/10/2015	EUR	9,553,700	10,581	10,493	88	—
JP Morgan Chase	08/10/2015	GBP	42,514,703	66,343	66,388	12	(57)
JP Morgan Chase	08/10/2015	JPY	392,714,000	3,191	3,169	22	—
JP Morgan Chase	08/13/2015	COP	40,484,331,000	14,990	14,056	934	—
JP Morgan Chase	08/24/2015	TWD	91,191,600	2,920	2,882	38	—
JP Morgan Chase	08/31/2015	MXN	41,397,273	2,552	2,565	—	(13)
Royal Bank of Scotland PLC	08/31/2015	ZAR	80,863,406	6,415	6,366	49	—
Standard Chartered Bank, Hong Kong	08/24/2015	CLP	2,171,780,117	3,313	3,216	97	—

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2015 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For		Fair Value		Asset		Liability
Standard Chartered Bank, Hong Kong	08/24/2015	KRW	3,372,016,000		$2,920	$2,887			$33	$—
Standard Chartered Bank, Hong Kong	08/31/2015	MXN	70,287,452		4,338	4,354			—	(16)
Total									$1,501	$(2,944)

Amounts in thousands except contracts

Options

					Upfront Premiums					Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts		Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Call - Energy Select Sector SPDR Fund	$74.00	08/23/2015		7,634		$(903	) $	(95)		$808
Call - iShares MSCI EAFE ETF	$67.00	08/23/2015		34,015		(1,365)		(224)		1,141
Call - iShares MSCI Emerging Markets	$40.00	08/23/2015		43,189		(1,155)		(159)		996
ETF
Call - iShares US Real Estate ETF	$75.00	08/23/2015		3,367		(313)		(279)		34
Call - SPDR Dow Jones Industrial	$184.00	08/23/2015		18,555		(1,426)		(114)		1,312
Average ETF Trust
Call - SPDR S&P 500 ETF Trust	$216.00	08/24/2015		37,855		(3,369)		(1,180)		2,189
Call - SPDR S&P MidCap 400 ETF Trust $	275.00	08/24/2015		1,516		(725)		(322)		403
Call - Utilities Select Sector SPDR Fund	$44.00	08/23/2015		5,776		(289)		(301)		(12)
Total						$(9,545	) $	(2,674)		$6,871

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 99.13%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Healthcare - Services - 0.61%			REITS (continued)
Brookdale Senior Living Inc (a)	512,798	$16,989	Sun Communities Inc	327,290		$22,750
			Sunstone Hotel Investors Inc	1,947,498		27,401
			Unibail-Rodamco SE	151,913		40,379
Holding Companies - Diversified - 1.12%			Urban Edge Properties	95,850		2,058
Wharf Holdings Ltd/The	4,943,880	31,345	Ventas Inc	1,064,603		71,424
			VEREIT Inc	1,275,358		11,172
Lodging - 1.07%			Vornado Realty Trust	163,921		15,990
Accor SA	610,679	29,938	Westfield Corp	10,460,154		76,504
			Workspace Group PLC	2,321,011		35,258
						$2,035,401
Real Estate - 23.15%
Aeon Mall Co Ltd	2,119,600	39,809	Storage & Warehousing - 0.50%
CapitaLand Ltd	17,428,700	40,900	Safestore Holdings PLC	2,966,684		13,967
Dalian Wanda Commercial Properties Co Ltd	3,389,000	24,566
(b)			TOTAL COMMON STOCKS			$2,775,803
Deutsche Wohnen AG	2,209,153	54,505	INVESTMENT COMPANIES - 0.99%	Shares Held	Value (000	's)
Fabege AB	2,022,702	28,070
Hongkong Land Holdings Ltd	6,947,288	53,453	Publicly Traded Investment Fund - 0.99%
LEG Immobilien AG (a)	229,954	16,734	Morgan Stanley Institutional Liquidity Funds -	27,718,375		27,718
Merlin Properties Socimi SA (a)	3,731,135	40,864	Government Portfolio
Mitsubishi Estate Co Ltd	2,102,077	46,682
Mitsui Fudosan Co Ltd	3,493,793	99,382	TOTAL INVESTMENT COMPANIES			$27,718
New World Development Co Ltd	30,810,000	37,204	Total Investments			$2,803,521
Nomura Real Estate Holdings Inc	927,800	18,502	Liabilities in Excess of Other Assets, Net - (0.12)%			$(3,245)
Sun Hung Kai Properties Ltd	4,995,577	76,656	TOTAL NET ASSETS - 100.00%			$2,800,276
TLG Immobilien AG	716,277	12,819
UNITE Group PLC/The	4,191,043	41,266
Wihlborgs Fastigheter AB	971,657	16,751	(a) Non-Income Producing Security
		$648,163	(b)		Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
REITS - 72.68%			registration, normally to qualified institutional buyers. At the end of the
Alexandria Real Estate Equities Inc	327,280	30,342	period, the value of these securities totaled $24,566 or 0.88% of net assets.
American Tower Corp	224,171	21,321
Apartment Investment & Management Co	1,198,983	46,856
AvalonBay Communities Inc	410,280	70,708
Boston Properties Inc	482,055	59,428	Portfolio Summary (unaudited)
Camden Property Trust	413,426	32,921	Country			Percent
CapitaLand Mall Trust	12,204,200	17,791	United States			55.48%
CBL & Associates Properties Inc	286,088	4,675	Japan			8.85%
CubeSmart	1,953,585	51,106	United Kingdom			8.80%
DDR Corp	1,473,393	24,016	Hong Kong			7.42%
Duke Realty Corp	1,793,065	36,166	Australia			5.72%
Education Realty Trust Inc	413,602	13,086	France			4.81%
EPR Properties	355,567	20,310	Germany			3.00%
Equity One Inc	1,044,643	26,816	Singapore			2.10%
Equity Residential	568,586	42,536	Sweden			1.60%
Essex Property Trust Inc	424,925	95,570	Spain			1.46%
Extra Space Storage Inc	130,219	9,574	China			0.88%
Federal Realty Investment Trust	249,822	34,173	Liabilities in Excess of Other Assets, Net			(0.12)%
First Industrial Realty Trust Inc	1,477,364	30,936	TOTAL NET ASSETS			100.00%
General Growth Properties Inc	2,045,505	55,515
Goodman Group	9,874,918	47,095
Great Portland Estates PLC	3,726,777	48,414
Hammerson PLC	3,283,542	33,707
Health Care REIT Inc	865,632	60,049
Host Hotels & Resorts Inc	1,793,481	34,758
Hudson Pacific Properties Inc	513,081	15,793
Kenedix Office Investment Corp	2,635	12,208
Kenedix Retail REIT Corp	3,857	8,599
Kilroy Realty Corp	610,230	43,235
Klepierre	1,416,289	64,439
Land Securities Group PLC	3,649,988	73,922
Macerich Co/The	47,900	3,792
Mirvac Group	26,616,982	36,670
Nippon Building Fund Inc	4,985	22,278
Pebblebrook Hotel Trust	966,141	39,322
Prologis Inc	1,870,155	75,947
Public Storage	390,261	80,074
Saul Centers Inc	211,722	10,984
Simon Property Group Inc	1,001,847	187,566
SL Green Realty Corp	577,392	66,481
Spring Real Estate Investment Trust	19,142,000	8,864
STORE Capital Corp	472,760	9,928
Strategic Hotels & Resorts Inc (a)	1,791,844	24,494

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 1.46%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.46%
Goldman Sachs Financial Square Funds -	22,623,123	$22,623	Commercial Mortgage Backed Securities (continued)
Government Fund			WFRBS Commercial Mortgage Trust 2014-
			C23
TOTAL INVESTMENT COMPANIES		$22,623	4.38%, 10/15/2057(a)	$9,700	$10,120

			WFRBS Commercial Mortgage Trust 2014-
BONDS - 31.60%	Principal Amount (000's) Value (000's)		LC14 4.34%, 03/15/2047(a)	8,000	8,035
Commercial Mortgage Backed Securities - 13.45%					$209,148
CFCRE Commercial Mortgage Trust 2011-
C1			Home Equity Asset Backed Securities - 0.86%
5.54%, 04/15/2044(a),(b)	$3,000	$3,323	ACE Securities Corp Mortgage Loan Trust
Citigroup Commercial Mortgage Trust 2013-			Series 2007-D1
GC17			6.34%, 02/25/2038(a),(b)	4,110	3,985
4.54%, 11/10/2046	6,363	6,919	6.93%, 02/25/2038(b)	9,402	9,355
COMM 2014-UBS4 Mortgage Trust					$13,340
4.62%, 08/10/2047(a)	5,000	4,931
			Mortgage Backed Securities - 17.06%
Ginnie Mae
0.22%, 04/16/2053(a)	25,719	743	BNPP Mortgage Securities LLC 2009-1
0.53%, 01/16/2054(a)	46,768	2,340	Trust
			6.00%, 08/27/2037(b)	6,757	7,006
0.62%, 08/16/2053(a)	21,099	767
0.63%, 08/16/2051(a)	93,918	5,255	Citigroup Mortgage Loan Trust 2010-9
			4.25%, 01/25/2036(b)	3,295	3,368
0.67%, 04/16/2053(a)	29,911	1,610
0.69%, 05/16/2053(a)	60,156	3,424	Citigroup Mortgage Loan Trust 2013-J1
			3.50%, 10/25/2043(a),(b)	1,918	1,914
0.69%, 10/16/2053(a)	48,412	2,641
0.70%, 03/16/2049(a)	41,277	1,863	Citigroup Mortgage Loan Trust 2014-A
			5.43%, 01/25/2035(a),(b)	6,887	7,329
0.71%, 04/16/2047(a)	110,938	6,269
0.74%, 11/16/2045(a)	45,122	2,533	Fannie Mae Interest Strip
0.77%, 12/16/2053(a)	114,946	6,992	3.50%, 12/25/2043	7,766	1,706
			7.00%, 04/25/2024(a)	69	14
0.78%, 02/16/2053(a)	76,623	4,347
0.78%, 06/16/2054(a)	74,234	3,566	Fannie Mae REMICS
			0.79%, 04/25/2027(a)	16	16
0.83%, 06/16/2052(a)	46,330	2,524
			1.74%, 08/25/2044(a)	68,948	6,034
0.84%, 09/16/2053(a)	33,482	1,526
0.85%, 11/16/2052(a)	61,239	4,112	2.00%, 12/25/2042	5,614	4,599
			2.50%, 02/25/2028(a)	26,777	2,479
0.86%, 10/16/2054(a)	60,190	3,104
0.87%, 02/16/2053(a)	90,813	6,522	2.50%, 11/25/2041	7,654	7,663
0.88%, 02/16/2053(a)	51,907	3,547	3.00%, 04/25/2045	5,050	4,617
			3.50%, 01/25/2028(a)	25,425	3,204
0.89%, 03/16/2052(a)	44,992	3,460
			3.50%, 06/25/2033(a)	26,438	3,381
0.89%, 04/16/2056(a)	40,150	2,901
			3.50%, 01/25/2040(a)	30,207	4,519
0.92%, 02/16/2053(a)	62,197	4,180
			3.50%, 11/25/2042(a)	32,598	6,604
0.92%, 06/16/2054(a)	31,971	1,809
0.93%, 02/16/2056(a)	49,813	3,904	3.50%, 02/25/2043	2,019	2,123
0.95%, 07/16/2047(a)	88,616	6,162	4.00%, 06/25/2039	10,000	10,611
0.96%, 02/16/2046(a)	67,300	4,315	4.00%, 12/25/2039	16,261	2,371
0.96%, 01/16/2057(a)	38,365	3,185	7.00%, 04/25/2032	1,778	2,045
0.97%, 09/16/2053(a)	61,071	4,043	9.00%, 05/25/2020	19	21
1.01%, 10/16/2056(a)	44,874	3,984	Freddie Mac REMICS
			1.09%, 02/15/2021(a)	11	11
1.10%, 10/16/2053(a)	20,182	1,238
1.11%, 12/16/2053(a)	16,587	1,003	2.50%, 11/15/2032	8,019	7,875
			2.50%, 01/15/2043(a)	19,948	3,292
1.28%, 03/16/2049(a)	40,204	2,603
			2.50%, 02/15/2043	4,107	4,028
2.75%, 02/16/2055	12,000	11,977	3.00%, 08/15/2028	4,787	4,894
3.00%, 09/16/2049	6,200	5,794	3.00%, 11/15/2030(a)	11,076	1,044
3.00%, 01/16/2051	7,100	7,249	3.00%, 06/15/2031(a)	16,284	1,845
3.48%, 07/16/2045(a)	6,495	6,761
			3.00%, 06/15/2040	8,681	8,929
GS Mortgage Securities Trust 2011-GC5
5.31%, 08/10/2044 (a),(b)	4,624	4,832	3.00%, 10/15/2042	2,915	2,991
			3.00%, 03/15/2043	8,195	8,394
GS Mortgage Securities Trust 2013-GC13			3.00%, 05/15/2044(a)	4,809	4,994
4.07%, 07/10/2046(a),(b)	5,000	4,627
			3.50%, 01/15/2028(a)	13,721	1,506
JP Morgan Chase Commercial Mortgage			3.50%, 04/15/2040	17,651	2,258
Securities Trust 2013-C10			4.00%, 06/15/2028(a)	4,547	162
3.37%, 12/15/2047(a)	7,800	7,880
			4.00%, 05/15/2039	4,825	5,062
JP Morgan Chase Commercial Mortgage			4.00%, 11/15/2042(a)	18,724	3,379
Securities Trust 2013-C16			4.50%, 05/15/2037(a)	5,179	5,443
4.94%, 12/15/2046(a)	8,000	8,733
			6.50%, 08/15/2027	115	124
JPMBB Commercial Mortgage Securities			Freddie Mac Strips
Trust 2014-C25			1.87%, 10/15/2037(a)	79,277	5,910
4.45%, 11/15/2047(a)	5,000	4,962
			1.92%, 02/15/2038(a)	66,915	5,003
WFRBS Commercial Mortgage Trust 2013-			3.00%, 10/15/2027(a)	23,911	2,736
C14
4.00%, 06/15/2046(a),(b)	2,500	2,320	Ginnie Mae
			1.19%, 03/20/2041(a)	55,689	2,666
WFRBS Commercial Mortgage Trust 2014-			3.00%, 05/16/2037	14,000	14,353
C22			3.25%, 05/20/2045(a)	4,791	4,940
3.91%, 09/15/2057(a),(b)	4,840	4,213
			3.50%, 04/20/2038(a)	13,544	1,683
			3.50%, 10/20/2041(a)	22,470	3,255

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Prinipal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Valuce (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)			(continued)
Ginnie Mae (continued)
3.50%, 01/20/2043	$26,589	$6,544	5.00%, 02/01/2033	$1,014	$1,127
3.50%, 05/20/2043(a)	17,591	3,332	5.00%, 01/01/2034	927	1,038
3.50%, 04/16/2044	4,870	4,807	5.00%, 05/01/2034	227	251
4.00%, 02/20/2034	6,708	7,103	5.00%, 05/01/2035	233	257
4.00%,11/16/2038	1,190	1,253	5.00%, 07/01/2035	102	113
4.00%, 02/20/2044(a)	10,726	1,786	5.00%, 07/01/2035	5	6
5.00%, 11/20/2039	7,500	8,185	5.00%, 10/01/2035	18	20
			5.00%, 11/01/2035	790	873
LF Rothschild Mortgage Trust III			5.00%, 07/01/2044	6,010	6,661
9.95%, 09/01/2017	1	2
			5.50%, 04/01/2018	44	45
MASTR Alternative Loan Trust 2005-1			5.50%, 03/01/2029	1	2
6.00%, 02/25/2035	4,505	4,902	5.50%, 05/01/2033	16	18
Morgan Stanley Re-REMIC Trust 2010-R1
2.55%, 07/26/2035(a),(b)	9,700	9,197	5.50%, 10/01/2033	24	27
			5.50%, 12/01/2033	624	700
New Residential Mortgage Loan Trust 2014-			5.50%, 07/01/2037	45	51
3
4.75%, 11/25/2054(a),(b)	8,587	9,018	5.50%, 04/01/2038	28	31
			5.50%, 05/01/2038	106	119
Sequoia Mortgage Trust			6.00%, 04/01/2017	71	72
2.50%, 11/25/2042	5,188	5,004
Sequoia Mortgage Trust 2013-2			6.00%, 04/01/2017	75	77
3.66%, 02/25/2043(a)	6,832	6,913	6.00%, 05/01/2017	78	80
Springleaf Mortgage Loan Trust 2013-3			6.00%, 07/01/2017	4	4
3.79%, 09/25/2057(a),(b)	4,800	4,832	6.00%, 01/01/2021	59	63
			6.00%, 06/01/2028	13	15
Structured Asset Sec Corp Mort Pass Through			6.00%, 05/01/2031	140	160
Certs Series 2004-3
5.67%, 03/25/2034(a)	3,695	3,847	6.00%, 10/01/2031	5	6
			6.00%, 02/01/2032	22	25
		$265,126	6.00%, 09/01/2032	226	255
Other Asset Backed Securities - 0.23%			6.00%, 11/01/2033	511	583
TAL Advantage V LLC			6.00%, 11/01/2033	604	683
3.33%, 05/20/2039(a),(b)	3,515	3,548	6.00%, 05/01/2034	1,901	2,159
			6.00%, 05/01/2034	1,622	1,816
TOTAL BONDS		$491,162	6.00%, 09/01/2034	143	163
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 02/01/2035	141	161
AGENCY OBLIGATIONS - 67.08%	Amount (000's) Value (000's)		6.00%, 10/01/2036(a)	100	114
Federal Home Loan Mortgage Corporation (FHLMC) -			6.00%, 03/01/2037	166	189
16.54%			6.00%, 05/01/2037	256	293
2.04%, 03/01/2036(a)	$253	$262	6.00%, 01/01/2038(a)	79	90
2.48%, 10/01/2032(a)	2	2	6.00%, 03/01/2038	67	75
2.50%, 08/01/2027	2,464	2,524	6.00%, 04/01/2038	185	212
2.50%, 09/01/2027	7,879	8,072	6.00%, 07/01/2038	349	394
2.50%, 02/01/2028	7,661	7,848	6.00%, 10/01/2038	252	285
3.00%, 01/01/2027	6,905	7,178	6.00%, 09/01/2039	6,940	8,001
3.00%, 02/01/2027	7,166	7,442	6.50%, 11/01/2016	24	24
3.00%, 04/01/2035	3,813	3,914	6.50%, 06/01/2017	14	14
3.00%, 10/01/2042	8,673	8,729	6.50%, 12/01/2021	316	361
3.00%, 10/01/2042	10,807	10,873	6.50%, 04/01/2022	281	321
3.00%, 05/01/2043	7,697	7,741	6.50%, 05/01/2022	173	198
3.50%, 11/01/2026	4,506	4,750	6.50%, 08/01/2022	66	75
3.50%, 02/01/2032	7,602	8,012	6.50%, 05/01/2023	94	100
3.50%, 04/01/2032	6,624	6,984	6.50%, 07/01/2023	2	3
3.50%, 12/01/2041	3,964	4,110	6.50%, 01/01/2024	16	18
3.50%, 02/01/2042	2,902	3,019	6.50%, 07/01/2025	2	3
3.50%, 04/01/2042	1,139	1,181	6.50%, 07/01/2025	2	3
3.50%, 04/01/2042	11,666	12,133	6.50%, 09/01/2025	1	2
3.50%, 07/01/2042	12,657	13,164	6.50%, 09/01/2025	3	3
3.50%, 09/01/2042	9,154	9,522	6.50%, 10/01/2025	3	4
3.50%, 08/01/2043	8,849	9,204	6.50%, 10/01/2025	2	2
3.50%, 02/01/2044	9,823	10,211	6.50%, 03/01/2029	75	87
4.00%, 12/01/2040	8,032	8,590	6.50%, 03/01/2029	6	7
4.00%, 10/01/2041	5,181	5,506	6.50%, 04/01/2031	271	309
4.00%, 12/01/2041	7,159	7,707	6.50%, 10/01/2031	114	135
4.00%, 07/01/2042	4,793	5,161	6.50%, 01/01/2032	1,287	1,527
4.00%, 07/01/2043	6,295	6,775	6.50%, 02/01/2032	16	19
4.00%, 09/01/2044	7,583	8,164	6.50%, 04/01/2032	14	16
4.50%, 08/01/2033	685	744	6.50%, 04/01/2035	9	10
4.50%, 07/01/2039	2,507	2,737	6.50%, 02/01/2037	31	36
4.50%, 12/01/2040	6,416	6,976	7.00%, 07/01/2024	3	4
4.50%, 04/01/2041	7,725	8,538	7.00%, 01/01/2028	493	555
4.50%, 11/01/2043	7,552	8,358	7.00%, 06/01/2029	181	214
4.50%, 01/01/2044	7,714	8,508	7.00%, 01/01/2031	1	1
5.00%, 10/01/2025	119	130	7.00%, 04/01/2031	117	133
5.00%, 12/01/2032	92	102	7.00%, 10/01/2031	150	181

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			4.50%, 09/01/2043	$10,777	$11,948
7.00%, 04/01/2032	$276	$326	4.50%, 09/01/2043	5,929	6,572
7.50%, 12/01/2030	4	4
7.50%, 02/01/2031	3	3	4.50%, 09/01/2043	6,871	7,617
			4.50%, 11/01/2043	9,733	10,784
7.50%, 02/01/2031	34	39	4.50%, 05/01/2044	10,730	11,695
8.00%, 08/01/2030	1	1
8.00%, 12/01/2030	10	10	4.50%, 09/01/2044	8,575	9,507
			5.00%, 01/01/2018	32	34
8.50%, 04/01/2019	2	2	5.00%, 11/01/2018	190	199
8.50%, 07/01/2029	142	158	5.00%, 04/01/2019	53	56
		$257,093	5.00%, 01/01/2026	142	157
Federal National Mortgage Association (FNMA) - 36.50%			5.00%, 04/01/2035	289	324
2.00%, 10/01/2027	5,242	5,227	5.00%, 05/01/2035	165	182
2.00%, 10/01/2027	3,858	3,847	5.00%, 07/01/2035	54	60
2.00%, 02/01/2028	6,830	6,810	5.00%, 02/01/2038	3,063	3,441
2.00%, 08/01/2028	4,088	4,076	5.00%, 03/01/2038	2,340	2,631
2.25%, 12/01/2033(a)	136	145	5.00%, 02/01/2040	12,035	13,609
2.50%, 06/01/2027	8,921	9,139	5.00%, 04/01/2040	1,294	1,442
2.50%, 05/01/2028	4,544	4,655	5.00%, 05/01/2040	4,656	5,267
2.50%, 05/01/2028	3,923	4,019	5.00%, 06/01/2040	2,163	2,396
2.50%, 07/01/2028	14,176	14,329	5.00%, 07/01/2040	3,487	3,944
2.50%, 03/01/2030	10,568	10,745	5.00%, 07/01/2041	13,619	15,406
2.59%, 03/01/2028(a)	15	15	5.00%, 07/01/2041	6,142	6,836
2.63%, 11/01/2033(a)	11	11	5.00%, 02/01/2044	5,331	6,031
3.00%, 04/01/2027	6,640	6,909	5.50%, 09/01/2017	4	4
3.00%, 05/01/2029	10,245	10,678	5.50%, 09/01/2017	32	33
3.00%, 06/01/2042	7,931	8,020	5.50%, 12/01/2017	204	210
3.00%, 10/01/2042	8,304	8,395	5.50%, 03/01/2018	41	42
3.00%, 11/01/2042	11,470	11,595	5.50%, 06/01/2019	10	10
3.00%, 12/01/2042	8,525	8,617	5.50%, 06/01/2019	12	13
3.00%, 01/01/2043	8,417	8,506	5.50%, 07/01/2019	47	50
3.00%, 02/01/2043	7,803	7,885	5.50%, 07/01/2019	12	13
3.00%, 02/01/2043	8,869	8,963	5.50%, 07/01/2019	26	27
3.00%, 04/01/2043	10,576	10,682	5.50%, 07/01/2019	3	3
3.00%, 04/01/2045	11,834	11,927	5.50%, 08/01/2019	57	59
3.50%, 02/01/2042	9,172	9,582	5.50%, 08/01/2019	10	10
3.50%, 03/01/2042	4,877	5,073	5.50%, 09/01/2019	64	67
3.50%, 06/01/2042	5,002	5,203	5.50%, 06/01/2026	127	142
3.50%, 07/01/2042	7,658	7,978	5.50%, 05/01/2033	190	213
3.50%, 07/01/2042	5,837	6,072	5.50%, 07/01/2033	1,091	1,243
3.50%, 09/01/2042	13,122	13,670	5.50%, 09/01/2033	642	728
3.50%, 11/01/2042	8,058	8,402	5.50%, 02/01/2035	2,519	2,853
3.50%, 02/01/2043	3,162	3,303	5.50%, 02/01/2037	15	17
3.50%, 05/01/2043	7,485	7,806	5.50%, 12/01/2037	1,575	1,788
3.50%, 11/01/2044	8,651	9,040	5.50%, 03/01/2038	629	713
3.50%, 03/01/2045	7,818	8,164	5.50%, 03/01/2038	414	471
3.50%, 03/01/2045	4,914	5,120	6.00%, 12/01/2016	93	95
4.00%, 01/01/2034	2,411	2,589	6.00%, 01/01/2017	2	2
4.00%, 08/01/2039	6,217	6,622	6.00%, 04/01/2017	16	16
4.00%, 09/01/2040	4,750	5,088	6.00%, 08/01/2017	248	255
4.00%, 01/01/2041	7,116	7,611	6.00%, 08/01/2018	180	187
4.00%, 01/01/2041	7,776	8,313	6.00%, 12/01/2022	23	26
4.00%, 04/01/2041	5,560	5,951	6.00%, 03/01/2029	79	90
4.00%, 04/01/2041	4,523	4,837	6.00%, 08/01/2031	475	543
4.00%, 11/01/2041	6,985	7,464	6.00%, 12/01/2031	2	3
4.00%, 02/01/2042	3,677	3,954	6.00%, 12/01/2031	4	5
4.00%, 04/01/2042	8,167	8,721	6.00%, 01/01/2032	360	406
4.00%, 03/01/2043	7,032	7,532	6.00%, 11/01/2032	15	17
4.00%, 08/01/2043	6,906	7,446	6.00%, 04/01/2033	348	388
4.00%, 08/01/2043	11,827	12,753	6.00%, 02/01/2034	443	506
4.00%, 10/01/2043	8,654	9,311	6.00%, 03/01/2034	627	715
4.00%, 04/01/2044	4,434	4,783	6.00%, 09/01/2034	1,222	1,371
4.00%, 08/01/2044	14,990	16,169	6.00%, 11/01/2037	203	233
4.00%, 08/01/2044	6,034	6,508	6.00%, 02/01/2038	215	246
4.00%, 11/01/2044	4,528	4,885	6.00%, 03/01/2038	119	137
4.50%, 12/01/2019	59	62	6.00%, 08/01/2038	1,155	1,324
4.50%, 01/01/2020	230	241	6.00%, 04/01/2039	1,144	1,308
4.50%, 09/01/2025	3,726	3,997	6.50%, 06/01/2016	2	2
4.50%, 07/01/2039	2,475	2,718	6.50%, 09/01/2024	338	387
4.50%, 07/01/2039	5,223	5,723	6.50%, 08/01/2028	71	81
4.50%, 09/01/2039	3,231	3,547	6.50%, 11/01/2028	63	72
4.50%, 03/01/2041	5,741	6,278	6.50%, 12/01/2028	43	50
4.50%, 03/01/2042	14,199	15,717	6.50%, 02/01/2029	31	36

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
6.50%, 03/01/2029	$54	$62
6.50%, 04/01/2029	27	31	6.00%, 12/15/2023	$21	$24
			6.00%, 12/15/2023	26	29
6.50%, 06/01/2031	147	169	6.00%, 01/15/2024	14	16
6.50%, 06/01/2031	79	91
6.50%, 06/01/2031	73	84	6.00%, 01/20/2024	6	7
			6.00%, 02/15/2024	17	20
6.50%, 09/01/2031	6	7	6.00%, 02/15/2024	27	31
6.50%, 12/01/2031	6	7
6.50%, 01/01/2032	35	40	6.00%, 02/15/2024	30	34
			6.00%, 03/15/2024	16	19
6.50%, 04/01/2032	23	26	6.00%, 04/20/2024	30	34
6.50%, 04/01/2032	435	499
6.50%, 08/01/2032	171	200	6.00%, 05/20/2024	25	28
			6.00%, 05/20/2024	20	22
6.50%, 11/01/2032	226	254	6.00%, 10/20/2024	12	14
6.50%, 11/01/2032	85	91
6.50%, 11/01/2032	429	488	6.00%, 09/20/2025	23	27
			6.00%, 04/20/2026	79	91
6.50%, 02/01/2033	368	422	6.00%, 10/20/2028	11	13
6.50%, 07/01/2034	743	873	6.00%, 02/20/2029	122	142
6.50%, 04/01/2036	11	12	6.00%, 05/20/2032 (a)	353	399
6.50%, 08/01/2036	172	207
6.50%, 08/01/2036	102	123	6.00%, 08/15/2032	40	46
6.50%, 10/01/2036	70	80	6.00%, 09/15/2032	142	161
			6.00%, 02/15/2033	29	33
6.50%, 11/01/2036	68	80	6.00%, 07/20/2033	1,463	1,688
6.50%, 07/01/2037	37	45
6.50%, 07/01/2037	52	61	6.00%, 08/15/2038	326	377
			6.50%, 09/15/2023	25	28
6.50%, 08/01/2037	949	1,142	6.50%, 09/15/2023	15	17
6.50%, 08/01/2037	82	94
6.50%, 01/01/2038	12	14	6.50%, 09/15/2023	10	12
			6.50%, 09/15/2023	13	15
6.50%, 02/01/2038	39	47	6.50%, 10/15/2023	23	26
6.50%, 05/01/2038	13	15
7.00%, 05/01/2022	18	20	6.50%, 11/15/2023	5	6
			6.50%, 12/15/2023	7	8
7.00%, 08/01/2028	93	109	6.50%, 12/15/2023	33	38
7.00%, 12/01/2028	95	111
7.00%, 07/01/2029	96	114	6.50%, 12/15/2023	29	33
7.00%, 11/01/2031	380	433	6.50%, 12/15/2023	15	18
7.00%, 07/01/2032	187	212	6.50%, 01/15/2024	20	23
			6.50%, 01/15/2024	8	9
7.50%, 12/01/2024	133	147	6.50%, 01/15/2024	42	48
7.50%, 07/01/2029	29	29
7.50%, 02/01/2030	89	100	6.50%, 01/15/2024	14	16
			6.50%, 01/15/2024	7	8
7.50%, 01/01/2031	2	3	6.50%, 01/15/2024	15	17
7.50%, 08/01/2032	16	19
8.00%, 05/01/2022	1	1	6.50%, 03/15/2024	27	30
			6.50%, 04/15/2024	20	22
8.50%, 09/01/2025	1	2	6.50%, 04/20/2024	13	14
9.00%, 09/01/2030	34	41	6.50%, 07/15/2024	51	58
		$567,381	6.50%, 01/15/2026	11	12
Government National Mortgage Association (GNMA) -			6.50%, 03/15/2026	16	18
8.91%			6.50%, 07/20/2026	4	4
3.00%, 11/15/2042	9,991	10,242	6.50%, 10/20/2028	12	15
3.00%, 11/15/2042	7,567	7,733	6.50%, 03/20/2031	99	118
3.00%, 12/15/2042	8,028	8,204	6.50%, 04/20/2031	78	93
3.00%, 02/15/2043	8,211	8,417	6.50%, 07/15/2031	2	3
3.50%, 12/20/2041	6,440	6,752	6.50%, 10/15/2031	17	19
3.50%, 07/15/2042	8,323	8,731	6.50%, 07/15/2032	6	7
3.50%, 08/20/2042	7,790	8,179	6.50%, 05/20/2034	649	787
3.50%, 06/20/2043	8,232	8,675	6.80%, 04/20/2025	44	46
3.50%, 08/15/2043	10,561	11,089	7.00%, 11/15/2022	12	12
4.00%, 08/15/2041	6,862	7,408	7.00%, 11/15/2022	6	6
4.00%, 02/20/2043	3,866	4,131	7.00%, 12/15/2022	41	44
4.00%, 03/15/2044	6,935	7,505	7.00%, 12/15/2022	7	7
4.00%, 10/20/2044	6,687	7,150	7.00%, 01/15/2023	8	8
4.50%, 10/15/2039	4,937	5,409	7.00%, 01/15/2023	18	18
4.50%, 09/20/2041	5,902	6,448	7.00%, 01/15/2023	10	11
5.00%, 02/15/2034	240	268	7.00%, 02/15/2023	23	23
5.00%, 10/15/2039	4,811	5,441	7.00%, 07/15/2023	9	10
5.00%, 06/20/2041	3,755	4,165	7.00%, 07/15/2023	15	15
5.50%, 07/20/2033	1,925	2,180	7.00%, 07/15/2023	19	20
5.50%, 03/20/2034	1,944	2,205	7.00%, 08/15/2023	18	20
5.50%, 05/20/2035	217	246	7.00%, 10/15/2023	16	17
5.50%, 01/15/2039	559	636	7.00%, 12/15/2023	18	20
5.50%, 01/15/2039	324	371	7.00%, 12/15/2023	22	25
6.00%, 10/15/2023	109	123	7.00%, 01/15/2026	12	13
6.00%, 11/15/2023	49	55	7.00%, 01/15/2027	24	27
6.00%, 11/15/2023	21	23	7.00%, 10/15/2027	9	9
6.00%, 12/15/2023	2	2	7.00%, 10/15/2027	2	2

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
			4.25%, 11/15/2040	$9,510	$11,883
7.00%, 10/15/2027	$2	$2	5.25%, 11/15/2028	5,300	7,039
7.00%, 11/15/2027	25	26
7.00%, 12/15/2027	6	6	6.25%, 08/15/2023	7,500	9,848
7.00%, 12/15/2027	2	2			$73,497
7.00%, 02/15/2028	1	1	U.S. Treasury Strip - 0.40%
7.00%, 04/15/2028	3	3	0.00%, 05/15/2020(c),(d)	6,800	6,304
7.00%, 06/15/2028	151	169
7.00%, 12/15/2028	77	86	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 01/15/2029	55	62	OBLIGATIONS		$1,042,778
7.00%, 03/15/2029	38	39	Total Investments		$1,556,563
7.00%, 04/15/2029	19	19	Liabilities in Excess of Other Assets, Net - (0.14)%		$(2,161)
7.00%, 04/15/2029	187	209	TOTAL NET ASSETS - 100.00%		$1,554,402
7.00%, 05/15/2031	10	13
7.00%, 06/20/2031	73	89
7.00%, 07/15/2031	2	2	(a)	Variable Rate. Rate shown is in effect at July 31, 2015.
7.00%, 09/15/2031	3	3	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.25%, 09/15/2025	22	22	1933. These securities may be resold in transactions exempt from
7.50%, 04/15/2017	1	1	registration, normally to qualified institutional buyers. At the end of the
7.50%, 04/15/2017	5	5	period, the value of these securities totaled $78,867 or 5.07% of net assets.
7.50%, 04/15/2017	5	5	(c) Non-Income Producing Security
7.50%, 07/15/2018	5	5	(d) Security is a Principal Only Strip.
7.50%, 12/15/2021	22	22
7.50%, 02/15/2022	7	7
7.50%, 03/15/2022	9	9
7.50%, 03/15/2022	2	2	Portfolio Summary (unaudited)
7.50%, 04/15/2022	24	24	Sector		Percent
7.50%, 04/15/2022	6	7	Mortgage Securities		92.46%
7.50%, 04/15/2022	6	6	Government		5.13%
7.50%, 05/15/2022	11	11	Exchange Traded Funds		1.46%
7.50%, 07/15/2022	24	24	Asset Backed Securities		1.09%
7.50%, 08/15/2022	15	15	Liabilities in Excess of Other Assets, Net		(0.14)%
7.50%, 08/15/2022	18	19	TOTAL NET ASSETS		100.00%
7.50%, 08/15/2022	5	5
7.50%, 08/15/2022	2	2
7.50%, 02/15/2023	9	10
7.50%, 05/15/2023	13	13
7.50%, 05/15/2023	3	3
7.50%, 06/15/2023	15	16
7.50%, 10/15/2023	1	1
7.50%, 11/15/2023	12	12
7.50%, 03/15/2024	22	24
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	6	6
7.50%, 05/15/2027	17	17
7.50%, 06/15/2027	10	11
7.50%, 08/15/2029	65	71
7.50%, 09/15/2029	21	21
7.50%, 10/15/2029	66	75
7.50%, 11/15/2029	81	86
7.50%, 11/15/2029	50	51
8.00%, 05/15/2017	1	1
8.00%, 06/15/2017	2	2
8.00%, 06/15/2017	1	1
8.00%, 02/15/2022	25	27
8.00%, 04/15/2022	15	17
8.00%, 12/15/2030	8	9
9.00%, 11/15/2021	55	61
9.50%, 07/15/2017	10	10
9.50%, 10/15/2017	4	4
9.50%, 11/15/2017	4	4
9.50%, 09/20/2018	18	18
9.50%, 09/15/2020	8	8
9.50%, 12/20/2020	16	16
9.50%, 01/20/2021	1	1
9.50%, 02/20/2021	1	1
9.50%, 08/15/2021	57	65
		$138,503

U.S. Treasury - 4.73%
2.25%, 11/30/2017	5,900	6,097
3.00%, 11/15/2044	14,800	14,980
3.13%, 05/15/2021	22,000	23,650

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 0.02%		Shares Held	Value(000	's)		Principal
					BONDS (continued)	Amount (000's) Value (000's)
Biotechnology - 0.00%
Neuro-Hitech Inc (a),(b)		250,000	$—		Automobile Parts & Equipment (continued)
					ZF North America Capital Inc
					4.00%, 04/29/2020(d)	$10,200	$10,289
Commercial Services - 0.02%					4.50%, 04/29/2022(d)	2,030	2,000
Network Holding Co KSCC (a),(b)		393,257	503
							$52,728

					Banks - 4.06%
Computers - 0.00%
SONICblue Inc (a),(b)		10,000,000	—		Barclays PLC
					8.25%, 12/29/2049(f)	29,160	31,215
					CIT Group Inc
Energy - Alternate Sources - 0.00%					3.88%, 02/19/2019	27,935	28,075
Ogden Corp (a),(b),(c)		5,000,000	—		ING Bank NV
					5.80%, 09/25/2023(d)	18,700	20,448
TOTAL COMMON STOCKS			$503		JP Morgan Chase & Co
INVESTMENT COMPANIES - 1.17%		Shares Held	Value (000	's)	5.00%, 12/29/2049(f)	27,925	27,299
					Wells Fargo & Co
Publicly Traded Investment Fund - 1.17%					5.87%, 12/29/2049(f)	13,765	14,092
Goldman Sachs Financial Square Funds -		40,129,704	40,130		5.90%, 12/29/2049(f)	18,000	18,103
Government Fund							$139,232

TOTAL INVESTMENT COMPANIES			$40,130		Beverages - 0.69%
PREFERRED STOCKS - 0.36%		Shares Held	Value (000	's)	Constellation Brands Inc
					3.75%, 05/01/2021	7,770	7,768
Diversified Financial Services - 0.36%					4.25%, 05/01/2023	15,780	15,780
Ally Financial Inc (d)		12,284	12,473
							$23,548

TOTAL PREFERRED STOCKS			$12,473		Building Materials - 1.36%
		Principal			Boise Cascade Co
BONDS - 87.49%		Amount (000's)	Value (000	's)	6.38%, 11/01/2020	7,920	8,326
					Cemex SAB de CV
Aerospace & Defense - 0.18%					6.13%, 05/05/2025(d)	3,675	3,684
Air 2 US					7.25%, 01/15/2021(d)	17,335	18,462
8.63%, 10/01/2020(d)		$5,960	$6,139		Norbord Inc
					5.38%, 12/01/2020(d)	10,175	10,188
Agriculture - 0.64%					Vulcan Materials Co
Pinnacle Operating Corp					4.50%, 04/01/2025	5,925	5,895
9.00%, 11/15/2020(d)		22,113	22,002				$46,555
					Chemicals - 2.83%
Airlines - 0.27%					A Schulman Inc
American Airlines 2015-1 Class B Pass					6.88%, 06/01/2023(d)	7,105	7,194
Through Trust					Aruba Investments Inc
3.70%, 11/01/2024		2,800	2,765		8.75%, 02/15/2023(d)	10,280	10,537
United Airlines 2014-1 Class B Pass Through					Axiall Corp
Trust					4.88%, 05/15/2023	9,347	8,996
4.75%, 10/11/2023		3,500	3,535		Consolidated Energy Finance SA
US Airways 2001-1G Pass Through Trust					6.75%, 10/15/2019(d)	11,995	12,115
7.08%, 09/20/2022		2,874	3,118		Cornerstone Chemical Co
			$9,418		9.38%, 03/15/2018(d)	9,815	10,257
					Eagle Spinco Inc
Automobile Manufacturers - 1.93%					4.63%, 02/15/2021	14,815	14,408
Fiat Chrysler Automobiles NV					NOVA Chemicals Corp
4.50%, 04/15/2020		7,500	7,594		5.00%, 05/01/2025(d)	8,760	8,672
Jaguar Land Rover Automotive PLC					5.25%, 08/01/2023(d)	24,915	24,915
3.50%, 03/15/2020(d)		7,400	7,141				$97,094
4.13%, 12/15/2018(d)		11,130	11,241
4.25%, 11/15/2019(d)		12,880	12,944		Commercial Services - 0.35%
5.63%, 02/01/2023(d)		6,780	6,848		Ahern Rentals Inc
Navistar International Corp					7.38%, 05/15/2023(d)	7,070	6,681
8.25%, 11/01/2021		21,650	20,446		TMS International Corp
			$66,214		7.63%, 10/15/2021(d)	5,500	5,332
							$12,013
Automobile Parts & Equipment - 1.54%
Dana Holding Corp					Computers - 0.59%
5.38%, 09/15/2021		8,085	8,247		Compiler Finance Sub Inc
5.50%, 12/15/2024		5,970	5,880		7.00%, 05/01/2021(d)	12,770	9,386
6.00%, 09/15/2023		8,135	8,379		IHS Inc
6.75%, 02/15/2021		3,251	3,422		5.00%, 11/01/2022(d)	3,065	3,069
Lear Corp					NCR Corp
5.25%, 01/15/2025		9,840	9,766		4.63%, 02/15/2021	7,673	7,668
Rhino Bondco S.P.A							$20,123
7.25%, 11/15/2020(d)	EUR	1,000	1,184
					Consumer Products - 0.20%
Schaeffler Holding Finance BV
6.75%, PIK 6.75%, 11/15/2022 (d),(e)		$3,290	3,561		Spectrum Brands Inc
					5.75%, 07/15/2025(d)	6,755	6,956

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Distribution & Wholesale - 0.83%			Entertainment (continued)
Global Partners LP / GLP Finance Corp			Eldorado Resorts Inc
7.00%, 06/15/2023(d)	$10,170	$9,789	7.00%, 08/01/2023(d)		$10,345	$10,371
HD Supply Inc			Peninsula Gaming LLC / Peninsula Gaming
5.25%, 12/15/2021(d)	2,525	2,601	Corp
7.50%, 07/15/2020	15,120	16,140	8.38%, 02/15/2018(d)		16,680	17,389
		$28,530	Regal Entertainment Group
			5.75%, 03/15/2022		8,090	8,292
Diversified Financial Services - 4.89%			WMG Acquisition Corp
AerCap Ireland Capital Ltd / AerCap Global			6.75%, 04/15/2022(d)		9,685	9,346
Aviation Trust			WMG Holdings Corp
4.63%, 07/01/2022	16,135	16,437	13.75%, 10/01/2019		8,435	9,131
Aircastle Ltd						$118,768
4.63%, 12/15/2018	3,915	4,086
5.13%, 03/15/2021	17,575	18,102	Food - 1.13%
5.50%, 02/15/2022	5,165	5,384	Ingles Markets Inc
7.63%, 04/15/2020	8,050	9,298	5.75%, 06/15/2023		10,265	10,470
Credit Acceptance Corp			JBS USA LLC / JBS USA Finance Inc
6.13%, 02/15/2021	27,150	27,286	5.75%, 06/15/2025(d)		9,165	9,082
7.38%, 03/15/2023(d)	12,325	12,695	Smithfield Foods Inc
Denali Borrower LLC / Denali Finance Corp			5.25%, 08/01/2018(d)		4,339	4,432
5.63%, 10/15/2020(d)	7,410	7,725	5.88%, 08/01/2021(d)		14,255	14,879
Fly Leasing Ltd						$38,863
6.38%, 10/15/2021	20,730	21,041
			Forest Products & Paper - 1.02%
Icahn Enterprises LP / Icahn Enterprises			Cascades Inc
Finance Corp			5.50%, 07/15/2022(d)		7,180	6,947
5.88%, 02/01/2022	6,100	6,313
6.00%, 08/01/2020	7,060	7,431	Resolute Forest Products Inc
OneMain Financial Holdings Inc			5.88%, 05/15/2023		7,035	5,874
7.25%, 12/15/2021(d)	17,355	18,093	Sappi Papier Holding GmbH
			7.50%, 06/15/2032(d)		5,985	5,656
Springleaf Finance Corp			7.75%, 07/15/2017(d)		5,000	5,375
5.25%, 12/15/2019	13,650	13,769
		$167,660	Tembec Industries Inc
			9.00%, 12/15/2019(d)		9,430	7,638
Electric - 2.16%			Verso Paper Holdings LLC / Verso Paper Inc
Dynegy Inc			11.75%, 01/15/2019		7,920	3,485
6.75%, 11/01/2019(d)	3,500	3,614				$34,975
7.38%, 11/01/2022(d)	12,610	13,045
Elwood Energy LLC			Hand & Machine Tools - 0.15%
8.16%, 07/05/2026	7,292	8,113	Paternoster Holding III GmbH
			8.50%, 02/15/2023(d)	EUR	4,900	5,139
Energy Future Intermediate Holding Co LLC /
EFIH Finance Inc
0.00%, 03/01/2022(a),(d),(f)	6,952	7,543	Healthcare - Products - 1.60%
Indiantown Cogeneration LP			ConvaTec Finance International SA
9.77%, 12/15/2020	3,015	3,452	8.25%, PIK 8.25%, 01/15/2019(d),(e)		$24,165	23,863
Miran Mid-Atlantic Series C Pass Through			ConvaTec Healthcare E SA
Trust			10.50%, 12/15/2018(d)		300	316
10.06%, 12/30/2028	18,968	20,580	DJO Finco Inc / DJO Finance LLC / DJO
Mirant Mid-Atlantic Series B Pass Through			Finance Corp
Trust			8.13%, 06/15/2021(d)		12,305	12,643
9.13%, 06/30/2017	339	357	Kinetic Concepts Inc / KCI USA Inc
NRG Energy Inc			10.50%, 11/01/2018		3,560	3,787
6.25%, 05/01/2024	6,760	6,642	Universal Hospital Services Inc
8.25%, 09/01/2020	10,375	10,805	7.63%, 08/15/2020		15,410	14,408
		$74,151				$55,017

Electronics - 0.06%			Healthcare - Services - 4.19%
Sanmina Corp			Centene Corp
4.38%, 06/01/2019(d)	1,940	1,969	4.75%, 05/15/2022		14,700	14,773
			5.75%, 06/01/2017		6,470	6,798
Engineering & Construction - 0.24%			Fresenius Medical Care US Finance II Inc
			4.75%, 10/15/2024(d)		5,770	5,770
Aguila 3 SA			5.88%, 01/31/2022(d)		7,825	8,451
7.88%, 01/31/2018(d)	8,070	8,282
			Fresenius Medical Care US Finance Inc
			6.50%, 09/15/2018(d)		4,895	5,409
Entertainment - 3.46%			HCA Holdings Inc
Carmike Cinemas Inc			6.25%, 02/15/2021		2,480	2,716
6.00%, 06/15/2023(d)	4,640	4,733	HCA Inc
CCM Merger Inc			4.75%, 05/01/2023		21,400	21,962
9.13%, 05/01/2019(d)	22,291	24,074	5.00%, 03/15/2024		17,315	18,029
Cinemark USA Inc			5.25%, 04/15/2025		3,915	4,121
4.88%, 06/01/2023	20,905	20,565	5.38%, 02/01/2025		2,220	2,270
DreamWorks Animation SKG Inc			5.88%, 03/15/2022		12,015	13,171
6.88%, 08/15/2020(d)	15,055	14,867

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)				Machinery - Construction & Mining - 0.25%
LifePoint Health Inc				Vander Intermediate Holding II Corp
5.50%, 12/01/2021		$2,870	$2,978	9.75%, PIK 9.75%, 02/01/2019(d),(e)		$9,350	$8,532
MPH Acquisition Holdings LLC
6.63%, 04/01/2022(d)		16,770	17,357
Tenet Healthcare Corp				Media - 7.91%
6.75%, 06/15/2023(d)		5,510	5,758	Cable One Inc
				5.75%, 06/15/2022(d)		5,595	5,721
WellCare Health Plans Inc
5.75%, 11/15/2020		13,555	14,233	Cablevision Systems Corp
				8.00%, 04/15/2020		10,875	11,854
			$143,796	CCO Holdings LLC / CCO Holdings Capital
Holding Companies - Diversified - 0.63%				Corp
Alphabet Holding Co Inc				5.13%, 05/01/2023(d)		44,650	44,203
7.75%, 11/01/2017		9,020	9,031	CCO Safari II LLC
Argos Merger Sub Inc				4.91%, 07/23/2025(d)		11,355	11,380
7.13%, 03/15/2023(d)		11,930	12,616	CSC Holdings LLC
			$21,647	6.75%, 11/15/2021		4,685	4,861
				DISH DBS Corp
Home Builders - 2.33%				5.88%, 07/15/2022		22,230	22,119
Lennar Corp				5.88%, 11/15/2024		11,890	11,533
4.13%, 12/01/2018		9,125	9,262	6.75%, 06/01/2021		36,050	38,123
4.50%, 11/15/2019		8,300	8,580	7.88%, 09/01/2019		19,500	21,816
4.75%, 11/15/2022(f)		21,880	21,935
				Numericable-SFR SAS
WCI Communities Inc				6.00%, 05/15/2022(d)		7,655	7,789
6.88%, 08/15/2021		21,855	22,674	RCN Telecom Services LLC / RCN Capital
Woodside Homes Co LLC / Woodside Homes				Corp
Finance Inc				8.50%, 08/15/2020(d)		16,475	17,216
6.75%, 12/15/2021(d)		18,625	17,601
				TVN Finance Corp III AB
			$80,052	7.38%, 12/15/2020(d)	EUR	2,750	3,307
Insurance - 2.40%				Unitymedia GmbH
				6.13%, 01/15/2025(d)		$8,940	9,230
CNO Financial Group Inc
4.50%, 05/30/2020		5,855	6,045	Unitymedia Hessen GmbH & Co KG /
Liberty Mutual Group Inc				Unitymedia NRW GmbH
7.00%, 03/07/2067(d),(f)		19,172	19,651	5.50%, 01/15/2023(d)		16,650	16,962
Voya Financial Inc				Univision Communications Inc
5.65%, 05/15/2053(f)		55,485	56,684	6.75%, 09/15/2022(d)		4,516	4,855
				8.50%, 05/15/2021(d)		11,896	12,543
			$82,380
				WideOpenWest Finance LLC /
Internet - 1.21%				WideOpenWest Capital Corp
United Group BV				13.38%, 10/15/2019		21,140	22,990
7.88%, 11/15/2020(d)	EUR	12,000	14,037	10.25%, 07/15/2019		3,180	3,367
Zayo Group LLC / Zayo Capital Inc				Ziggo Bond Finance BV
6.00%, 04/01/2023(d)		$21,635	21,705	4.63%, 01/15/2025(d)	EUR	1,500	1,623
10.13%, 07/01/2020		5,286	5,867				$271,492
			$41,609
				Metal Fabrication & Hardware - 0.30%
Iron & Steel - 2.58%				Wise Metals Intermediate Holdings LLC/Wise
AK Steel Corp				Holdings Finance Corp
7.63%, 05/15/2020		6,355	4,528	9.75%, PIK 9.75%, 06/15/2019(d),(e)		$10,055	10,306
ArcelorMittal
5.13%, 06/01/2020		2,275	2,281
7.75%, 10/15/2039(f)		38,810	37,452	Mining - 1.13%
				FMG Resources August 2006 Pty Ltd
Commercial Metals Co				6.88%, 04/01/2022(d)		8,180	4,725
4.88%, 05/15/2023		23,670	21,658	8.25%, 11/01/2019(d)		17,720	12,891
Signode Industrial Group Lux SA/Signode				9.75%, 03/01/2022(d)		4,215	3,878
Industrial Group US Inc
6.38%, 05/01/2022(d)		22,965	22,448	Midwest Vanadium Pty Ltd
				0.00%, 02/15/2018(a),(d)		11,225	505
			$88,367	St Barbara Ltd
Leisure Products & Services - 0.31%				8.88%, 04/15/2018(d)		15,120	13,646
NCL Corp Ltd				Taseko Mines Ltd
5.25%, 11/15/2019(d)		10,175	10,531	7.75%, 04/15/2019		4,535	3,220
							$38,865

Lodging - 0.87%				Miscellaneous Manufacturing - 0.34%
Boyd Gaming Corp				Bombardier Inc
6.88%, 05/15/2023		5,360	5,574	5.50%, 09/15/2018(d)		6,875	6,463
MGM Resorts International				7.50%, 03/15/2025(d)		6,235	5,159
6.00%, 03/15/2023		12,225	12,439				$11,622
6.63%, 12/15/2021		6,290	6,644
7.75%, 03/15/2022		1,600	1,776	Oil & Gas - 7.79%
10.00%, 11/01/2016		3,205	3,478	Baytex Energy Corp
				5.13%, 06/01/2021(d)		7,195	6,404
			$29,911
				Carrizo Oil & Gas Inc
				6.25%, 04/15/2023		1,510	1,449

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Packaging & Containers (continued)
Carrizo Oil & Gas Inc (continued)			Beverage Packaging Holdings Luxembourg II
7.50%, 09/15/2020	$14,275	$14,346	SA / Beverage Packaging Holdings
Chaparral Energy Inc			II (continued)
7.63%, 11/15/2022	18,979	11,103	6.00%, 06/15/2017(d)	$2,755	$2,741
9.88%, 10/01/2020	7,360	4,986	Coveris Holding Corp
Chesapeake Energy Corp			10.00%, 06/01/2018(d)	9,875	10,319
4.88%, 04/15/2022	14,585	11,741	Coveris Holdings SA
6.13%, 02/15/2021	5,525	4,765	7.88%, 11/01/2019(d)	8,780	8,667
Denbury Resources Inc			Crown Cork & Seal Co Inc
5.50%, 05/01/2022	18,285	14,491	7.38%, 12/15/2026	17,799	19,846
EP Energy LLC / Everest Acquisition Finance			Reynolds Group Issuer Inc / Reynolds Group
Inc			Issuer LLC / Reynolds Group Issuer
6.38%, 06/15/2023(d)	8,430	7,882	(Luxembourg) S.A.
9.38%, 05/01/2020	19,070	19,690	7.88%, 08/15/2019	2,735	2,838
Halcon Resources Corp			9.88%, 08/15/2019	1,193	1,255
8.63%, 02/01/2020(d)	3,090	2,951			$87,567
8.88%, 05/15/2021	5,380	2,798
9.25%, 02/15/2022	6,000	3,000	Pharmaceuticals - 2.73%
9.75%, 07/15/2020	9,785	5,284	JLL/Delta Dutch Pledgeco BV
			8.75%, PIK 8.75%, 05/01/2020(d),(e)	9,610	9,910
Linn Energy LLC / Linn Energy Finance
Corp			Par Pharmaceutical Cos Inc
6.25%, 11/01/2019(f)	9,585	5,805	7.38%, 10/15/2020	12,350	13,106
6.50%, 05/15/2019	13,210	8,124	Valeant Pharmaceuticals International Inc
			5.38%, 03/15/2020(d)	10,120	10,398
Matador Resources Co			5.50%, 03/01/2023(d)	8,875	9,075
6.88%, 04/15/2023(d)	1,500	1,522
			5.88%, 05/15/2023(d)	29,580	30,760
Northern Blizzard Resources Inc			6.75%, 08/15/2018(d)	3,000	3,152
7.25%, 02/01/2022(d)	13,414	12,542
			7.50%, 07/15/2021(d)	15,865	17,214
Oasis Petroleum Inc
6.50%, 11/01/2021	3,655	3,326			$93,615
6.88%, 03/15/2022	5,645	5,193	Pipelines - 1.27%
6.88%, 01/15/2023	11,425	10,340	Energy Transfer Equity LP
Ocean Rig UDW Inc			5.88%, 01/15/2024	7,960	8,099
7.25%, 04/01/2019(d)	24,430	15,391	Sabine Pass Liquefaction LLC
PDC Energy Inc			5.63%, 02/01/2021(f)	10,410	10,618
7.75%, 10/15/2022	24,945	25,725	5.63%, 03/01/2025(d)	20,000	19,700
QEP Resources Inc			6.25%, 03/15/2022	4,915	5,063
5.25%, 05/01/2023	13,091	12,109			$43,480
Seven Generations Energy Ltd
6.75%, 05/01/2023(d)	3,080	3,011	Real Estate - 0.49%
Seventy Seven Operating LLC
6.63%, 11/15/2019	11,835	8,610	Crescent Resources LLC / Crescent Ventures Inc
Sunoco LP / Sunoco Finance Corp			10.25%, 08/15/2017(d)	16,155	16,963
5.50%, 08/01/2020(d)	7,070	7,194
6.38%, 04/01/2023(d)	10,945	11,246
			REITS - 1.18%
Ultra Petroleum Corp
6.13%, 10/01/2024(d)	13,355	10,283	DuPont Fabros Technology LP
			5.88%, 09/15/2021	12,075	12,407
Whiting Canadian Holding Co ULC			Equinix Inc
8.13%, 12/01/2019	7,900	8,147	5.38%, 01/01/2022	10,065	10,216
WPX Energy Inc			iStar Financial Inc
7.50%, 08/01/2020	7,750	7,866	3.88%, 07/01/2016	1,630	1,634
		$267,324	4.88%, 07/01/2018	7,230	7,122
Oil & Gas Services - 0.49%			9.00%, 06/01/2017	8,295	8,969
Exterran Partners LP / EXLP Finance Corp					$40,348
6.00%, 10/01/2022	7,955	7,120	Retail - 3.69%
PHI Inc			1011778 BC ULC / New Red Finance Inc
5.25%, 03/15/2019	10,570	9,592	4.63%, 01/15/2022(d)	9,885	9,885
		$16,712	Building Materials Holding Corp
			9.00%, 09/15/2018(d)	14,375	15,399
Packaging & Containers - 2.55%
Ardagh Finance Holdings SA			Claire's Stores Inc
8.63%, PIK 8.63%, 06/15/2019(d),(e)	7,361	7,692	7.75%, 06/01/2020(d)	3,035	1,047
			9.00%, 03/15/2019(d)	3,120	2,703
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc			Dollar Tree Inc
3.29%, 12/15/2019(d),(f)	14,000	13,811	5.75%, 03/01/2023(d)	6,640	7,005
6.00%, 06/30/2021(d)	4,280	4,264	JC Penney Corp Inc
7.00%, 11/15/2020(d)	1,039	1,049	5.65%, 06/01/2020	4,300	3,870
			Landry's Holdings II Inc
Berry Plastics Corp			10.25%, 01/01/2018(d)	18,155	18,917
5.13%, 07/15/2023	1,015	997
5.50%, 05/15/2022	9,175	9,267	Landry's Inc
			9.38%, 05/01/2020(d)	11,755	12,607
Beverage Packaging Holdings Luxembourg II
SA / Beverage Packaging Holdings II			Michaels Stores Inc
5.63%, 12/15/2016(d)	4,845	4,821	5.88%, 12/15/2020(d)	12,293	12,908

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Telecommunications (continued)
Neiman Marcus Group LTD LLC			T-Mobile USA Inc (continued)
8.75%, 10/15/2021(d)	$8,780	$9,417	6.63%, 04/28/2021		$12,140	$12,853
Petco Holdings Inc			UPCB Finance IV Ltd
8.50%, PIK 8.50%, 10/15/2017(d),(e)	9,525	9,781	5.38%, 01/15/2025(d)		2,000	1,935
Rite Aid Corp			Virgin Media Finance PLC
6.13%, 04/01/2023(d)	5,295	5,500	5.75%, 01/15/2025(d)		5,000	5,015
Suburban Propane Partners LP/Suburban			6.00%, 10/15/2024(d)		2,940	2,984
Energy Finance Corp			Virgin Media Secured Finance PLC
5.75%, 03/01/2025	4,000	3,990	5.25%, 01/15/2026(d)		3,965	3,826
Tops Holding LLC / Tops Markets II Corp			Wind Acquisition Finance SA
8.00%, 06/15/2022(d)	13,525	13,424	4.75%, 07/15/2020(d)		10,885	11,130
		$126,453	7.38%, 04/23/2021(d)		23,940	25,376

Savings & Loans - 0.00%						$274,656
Washington Mutual Bank / Henderson NV			Transportation - 2.56%
0.00%, 06/15/2011(a),(b)	3,500	—	Eletson Holdings
0.00%, 01/15/2013(a),(b)	3,000	1	9.63%, 01/15/2022(d)		17,244	16,727
0.00%, 01/15/2015(a),(f)	2,000	—	Hornbeck Offshore Services Inc
		$1	5.00%, 03/01/2021		9,820	7,782
			Navios Maritime Acquisition Corp / Navios
Semiconductors - 0.54%			Acquisition Finance US Inc
Micron Technology Inc			8.13%, 11/15/2021(d)		37,660	37,095
5.25%, 01/15/2024(d)	18,370	17,635

NXP BV / NXP Funding LLC			Navios Maritime Holdings Inc / Navios
5.75%, 02/15/2021(d)	805	840	Maritime Finance II US Inc
			7.38%, 01/15/2022(d)		16,245	13,849
		$18,475	Navios South American Logistics Inc / Navios
Software - 1.41%			Logistics Finance US Inc
Activision Blizzard Inc			7.25%, 05/01/2022(d)		13,220	12,427
5.63%, 09/15/2021(d)	17,765	18,653				$87,880
6.13%, 09/15/2023(d)	21,295	22,945
			Trucking & Leasing - 0.16%
MSCI Inc
5.25%, 11/15/2024(d)	6,675	6,807	Jurassic Holdings III Inc
			6.88%, 02/15/2021(d)		8,060	5,642
		$48,405

Telecommunications - 8.00%			TOTAL BONDS			$3,002,007
Altice Financing SA				Principal
6.50%, 01/15/2022(d)	5,830	6,020	CONVERTIBLE BONDS - 0.59%	Amount (000's) Value (000's)
6.63%, 02/15/2023(d)	3,000	3,090
			Banks - 0.20%
Altice Finco SA
7.63%, 02/15/2025 (d)	10,455	10,638	ING Groep NV
			6.00%, 12/29/2049(f)		6,900	6,921
8.13%, 01/15/2024(d)	15,895	16,531
9.88%, 12/15/2020(d)	10,022	11,125
Altice SA			Food Service - 0.00%
7.75%, 05/15/2022(d)	3,220	3,244	FU JI Food and Catering Services Holdings
B Communications Ltd			Ltd
7.38%, 02/15/2021(d)	5,550	5,980	0.00%, 11/09/2009(a),(b)	HKD	46,500	—
CenturyLink Inc			0.00%, 10/18/2010(a),(b)	CNY	245,000	—
5.63%, 04/01/2025(d)	11,325	10,348				$—
Goodman Networks Inc
12.13%, 07/01/2018	14,363	10,880	Semiconductors - 0.39%
Intelsat Jackson Holdings SA			Jazz Technologies Inc
7.25%, 10/15/2020	12,140	12,034	8.00%, 12/31/2018		$8,893	13,234
Intelsat Luxembourg SA
7.75%, 06/01/2021	10,180	8,093	TOTAL CONVERTIBLE BONDS			$20,155
Level 3 Communications Inc			Principal
5.75%, 12/01/2022	5,470	5,511	SENIOR FLOATING RATE INTERESTS - 8.39%	Amount (000's) Value (000's)
Level 3 Financing Inc			Aerospace & Defense - 0.42%
5.13%, 05/01/2023(d)	4,440	4,318	B/E Aerospace Inc, Term Loan B
5.38%, 08/15/2022	7,935	8,014	4.00%, 11/19/2021(f)		$14,232	$14,351
SoftBank Group Corp
4.50%, 04/15/2020(d)	5,510	5,531
Sprint Capital Corp			Building Materials - 0.27%
6.88%, 11/15/2028	7,235	6,132	GYP Holdings III Corp, Term Loan B
			7.75%, 03/25/2022(f)		9,515	9,087
Sprint Communications Inc
7.00%, 08/15/2020	26,235	25,218
9.00%, 11/15/2018(d)	12,425	13,916	Chemicals - 0.54%
Sprint Corp			AZ Chem US Inc, Term Loan
7.13%, 06/15/2024	10,240	9,370	7.50%, 06/10/2022(f)		12,993	12,917
7.88%, 09/15/2023	7,845	7,521	Emerald Performance Materials LLC, Term
T-Mobile USA Inc			Loan
6.13%, 01/15/2022	4,110	4,295	7.75%, 07/22/2022(f)		5,475	5,436
6.25%, 04/01/2021	18,595	19,478				$18,353
6.50%, 01/15/2024	4,025	4,250

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Consumer Products - 0.24%			Media (continued)
Dell International LLC, Term Loan B2			WideOpenWest Finance LLC, Term Loan B
4.00%, 04/29/2020(f)	$8,363	$8,358	4.50%, 04/01/2019(f)	$9,748	$9,742
					$20,909

Electric - 0.19%			Mining - 0.11%
Texas Competitive Electric Holdings Co LLC,			FMG Resources August 2006 Pty Ltd, Term
Term Loan NONEXT			Loan B
4.71%, 04/25/2015(f)	12,873	6,443	3.75%, 06/30/2019(f)	4,610	3,769

Electronics - 0.42%			Oil & Gas - 0.33%
Isola USA Corp, Term Loan B			Seadrill Operating LP, Term Loan B
9.25%, 11/29/2018(f)	5,486	5,048	4.00%, 02/12/2021(f)	9,862	7,359
TTM Technologies Inc, Term Loan B			Seventy Seven Operating LLC, Term Loan B
6.00%, 05/07/2021(f)	9,705	9,462	3.75%, 06/17/2021(f)	4,500	3,962
		$14,510			$11,321

Entertainment - 0.80%			Pharmaceuticals - 0.61%
CCM Merger Inc, Term Loan B			Par Pharmaceutical Cos Inc, Term Loan B2
3.96%, 07/30/2021(f)	7,285	7,304	4.00%, 09/30/2019(f)	14,430	14,415
Lions Gate Entertainment Corp, Term Loan			Valeant Pharmaceuticals International Inc,
B			Term Loan BF1
5.00%, 03/11/2022(f)	10,245	10,296	4.00%, 04/01/2022(f)	6,628	6,648
Peninsula Gaming LLC, Term Loan B					$21,063
4.25%, 11/30/2017(f)	9,915	9,933
		$27,533	REITS - 0.34%
			iStar Financial Inc, Term Loan A2
Forest Products & Paper - 0.85%			7.00%, 03/19/2017(f)	11,285	11,596
Caraustar Industries Inc, Term Loan
0.00%, 08/29/2020(b),(f),(g)	4,770	4,722
Caraustar Industries Inc, Term Loan B			Retail - 0.67%
8.00%, 04/26/2019(f)	11,776	11,758	Academy Ltd, Term Loan B
			5.00%, 06/16/2022(f)	14,305	14,361
8.00%, 05/01/2019(f)	6,910	6,899
			Michaels Stores Inc, Term Loan B
NewPage Corp, Term Loan B			4.00%, 01/20/2028(f)	7,826	7,833
9.50%, 02/05/2021(f)	8,244	5,762
		$29,141	PetSmart Inc, Term Loan B
			4.26%, 03/11/2022(f)	958	960
Healthcare - Products - 0.14%					$23,154
Accellent Inc, Term Loan
4.50%, 02/19/2021(f)	4,700	4,692	Telecommunications - 0.27%
			Altice Financing SA, Delay-Draw Term Loan
			DD
Healthcare - Services - 0.89%			5.50%, 07/03/2019(f)	4,999	5,068
Lantheus Medical Imaging Inc, Term Loan B			NTELOS Inc, Term Loan B
7.00%, 06/24/2022(f)	13,060	12,864	5.75%, 11/09/2019(f)	4,783	4,281
MPH Acquisition Holdings LLC, Term Loan					$9,349
B			TOTAL SENIOR FLOATING RATE INTERESTS		$287,904
3.75%, 03/19/2021(f)	9,192	9,115
			Total Investments		$3,363,172
Radnet Management Inc, Term Loan B			Other Assets in Excess of Liabilities, Net - 1.98%		$67,912
8.00%, 03/25/2021(f)	8,770	8,628
			TOTAL NET ASSETS - 100.00%		$3,431,084
		$30,607

Insurance - 0.47%
Asurion LLC, Term Loan			(a) Non-Income Producing Security
8.50%, 02/19/2021(f)	15,985	16,065	(b)	Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
Internet - 0.02%			$5,226 or 0.15% of net assets.
Zayo Group LLC, Term Loan B			(c)	Security is Illiquid. At the end of the period, the value of these securities
3.75%, 05/06/2021(f)	805	803	totaled $0 or 0.00% of net assets.
			(d)	Security exempt from registration under Rule 144A of the Securities Act of
Machinery - Diversified - 0.20%			1933. These securities may be resold in transactions exempt from
SIG Combibloc PurchaseCo Sarl, Term Loan			registration, normally to qualified institutional buyers. At the end of the
B			period, the value of these securities totaled $1,539,274 or 44.86% of net
4.25%, 03/11/2022(f)	6,788	6,800	assets.
			(e)	Payment in kind; the issuer has the option of paying additional securities
			in lieu of cash.
Media - 0.61%			(f)	Variable Rate. Rate shown is in effect at July 31, 2015.
Univision Communications Inc, Term Loan			(g)	This Senior Floating Rate Note will settle after July 31, 2015, at which
C3			time the interest rate will be determined.
4.00%, 03/01/2020(f)	3,235	3,230
Univision Communications Inc, Term Loan
C4
4.00%, 03/01/2020(f)	7,945	7,937

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Communications			18.02%
Consumer, Cyclical			16.70%
Financial			14.39%
Consumer, Non-cyclical			13.43%
Energy			9.88%
Industrial			9.46%
Basic Materials			9.06%
Technology			2.93%
Utilities			2.35%
Exchange Traded Funds			1.17%
Diversified			0.63%
Other Assets in Excess of Liabilities, Net			1.98%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Brown Brothers Harriman & Co	09/11/2015	EUR	34,000,000	$38,195	$37,354	$841	$—
Total						$841	$—

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

COMMON STOCKS - 0.19%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services - 0.02%
Somerset Cayuga Holding Co Inc (a),(b),(c)	6,862	$150		Airlines (continued)
				UAL 2007-1 Pass Through Trust
				6.64%, 01/02/2024	$309	$329
Electric - 0.04%						$3,236
Dynegy Inc (a)	15,000	391
				Automobile Manufacturers - 1.04%

Packaging & Containers - 0.00%				FCA US LLC / CG Co-Issuer Inc
Constar International (a),(b),(c)	9,689	—		8.25%, 06/15/2021	5,669	6,144
				Fiat Chrysler Automobiles NV
				4.50%, 04/15/2020	913	924
Retail - 0.01%				5.25%, 04/15/2023	630	634
Nebraska Book Holdings Inc (a)	20,064	54		General Motors Co
Neebo Inc - Warrants (a),(b),(c)	7,519	—		0.00%, 11/15/2015(a),(b),(c)	100	—
Neebo Inc - Warrants (a),(b),(c)	3,508	—		0.00%, 11/15/2015(a),(b),(c)	75	—
		$54		0.00%, 12/01/2020(a),(b),(c)	25	—
				0.00%, 12/01/2020(a),(b),(c)	50	—
Telecommunications - 0.12%				0.00%, 07/15/2023(a),(b),(c)	1,000	—
NII Holdings Inc (a)	77,871	1,114		0.00%, 09/01/2025(a),(b),(c)	700	—
				0.00%, 05/01/2028(a),(b),(c)	150	—
Transportation - 0.00%				0.00%, 07/15/2033(a),(b),(c)	5,050	—
Gener8 Maritime Inc - Warrants (a),(b),(c)	1,507	—		0.00%, 03/15/2036(a),(b),(c)	725	—
				Jaguar Land Rover Automotive PLC
TOTAL COMMON STOCKS		$1,709		4.13%, 12/15/2018(d)	383	387
INVESTMENT COMPANIES - 3.18%	Shares Held	Value (000	's)	4.25%, 11/15/2019(d)	566	569
				5.63%, 02/01/2023(d)	300	303
Publicly Traded Investment Fund - 3.18%				JB Poindexter & Co Inc
BlackRock Liquidity Funds FedFund Portfolio	28,957,458	28,957		9.00%, 04/01/2022(d)	449	486
						$9,447
TOTAL INVESTMENT COMPANIES		$28,957
PREFERRED STOCKS - 0.34%	Shares Held	Value (000	's)	Automobile Parts & Equipment - 0.85%
				American Axle & Manufacturing Inc
Diversified Financial Services - 0.16%				6.63%, 10/15/2022	1,000	1,045
Ally Financial Inc (d)	1,449	1,471		Goodyear Tire & Rubber Co/The
				6.50%, 03/01/2021	550	582
Insurance - 0.18%				7.00%, 05/15/2022	1,170	1,274
XLIT Ltd	1,935	1,632		MPG Holdco I Inc
				7.38%, 10/15/2022	289	307
				Pittsburgh Glass Works LLC
Packaging & Containers - 0.00%				8.00%, 11/15/2018(d)	644	675
Constar International (a),(b),(c)	977	—		Tenneco Inc
				5.38%, 12/15/2024	660	681
TOTAL PREFERRED STOCKS		$3,103		ZF North America Capital Inc
	Principal			4.00%, 04/29/2020(d)	1,935	1,952
BONDS - 89.17%	Amount (000's)	Value (000	's)	4.50%, 04/29/2022(d)	520	512
				4.75%, 04/29/2025(d)	759	742
Advertising - 0.45%
Acosta Inc						$7,770
7.75%, 10/01/2022(d)	$2,870	$2,834		Banks- 2.55%
Sitel LLC / Sitel Finance Corp				Bank of America Corp
11.50%, 04/01/2018	640	650		6.10%, 12/29/2049(e)	935	931
11.00%, 08/01/2017(d)	545	564		Barclays Bank PLC
		$4,048		7.63%, 11/21/2022	385	444
				Barclays PLC
Aerospace & Defense - 0.15%				8.25%, 12/29/2049(e)	435	466
Kratos Defense & Security Solutions Inc				CIT Group Inc
7.00%, 05/15/2019	705	635		3.88%, 02/19/2019	1,695	1,703
Orbital ATK Inc				5.00%, 05/15/2017	165	171
5.25%, 10/01/2021	216	222		5.00%, 08/15/2022	928	943
TransDigm Inc				5.25%, 03/15/2018	1,385	1,437
6.00%, 07/15/2022	519	518		5.38%, 05/15/2020	3,412	3,606
		$1,375		6.63%, 04/01/2018(d)	3,905	4,208
Airlines - 0.36%				Citigroup Inc
Continental Airlines 2005-ERJ1 Pass Through				5.87%, 12/29/2049(e)	1,145	1,152
Trust				Credit Agricole SA
9.80%, 10/01/2022	392	434		6.63%, 09/29/2049(d),(e)	687	684
Continental Airlines 2012-3 Class C Pass Thru				HSBC Holdings PLC
Certificates				6.37%, 12/29/2049(e)	405	407
6.13%, 04/29/2018	845	883		Morgan Stanley
Delta Air Lines 2012-1 Class B Pass Through				5.55%, 12/29/2049(e)	416	414
Trust				Royal Bank of Scotland Group PLC
6.88%, 05/07/2019(d)	314	344		6.00%, 12/19/2023	1,555	1,667
Northwest Airlines 2007-1 Class A Pass				6.13%, 12/15/2022	3,256	3,495
Through Trust
7.03%, 05/01/2021	1,107	1,246

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Chemicals (continued)
Sophia Holding Finance LP / Sophia Holding			Celanese US Holdings LLC
Finance Inc			4.63%, 11/15/2022	$295	$290
9.63%, PIK 9.63%, 12/01/2018(d),(f)	$1,455	$1,469	Chemours Co/The
		$23,197	6.63%, 05/15/2023(d)	187	165
			7.00%, 05/15/2025(d)	150	132
Beverages - 0.43%			Eagle Spinco Inc
Constellation Brands Inc			4.63%, 02/15/2021	248	241
3.75%, 05/01/2021	229	229	Hexion Inc
3.88%, 11/15/2019	375	382	6.63%, 04/15/2020	835	765
4.25%, 05/01/2023	230	230	10.00%, 04/15/2020	341	349
4.75%, 11/15/2024	805	821	Huntsman International LLC
6.00%, 05/01/2022	295	326	4.88%, 11/15/2020	1,560	1,529
Cott Beverages Inc			5.13%, 11/15/2022(d)	692	668
6.75%, 01/01/2020(d)	621	647
			8.63%, 03/15/2021	1,114	1,168
DS Services of America Inc
10.00%, 09/01/2021(d)	1,128	1,318	LyondellBasell Industries NV
			6.00%, 11/15/2021	375	426
		$3,953	Momentive Performance - Escrow
Biotechnology - 0.03%			0.00%, 10/15/2020(a),(b),(c)	1,575	—
Concordia Healthcare Corp			Momentive Performance Materials Inc
7.00%, 04/15/2023(d)	240	245	3.88%, 10/24/2021	1,575	1,366
			NOVA Chemicals Corp
			5.00%, 05/01/2025(d)	868	859
Building Materials - 1.67%			Olin Corp
Building Materials Corp of America			5.50%, 08/15/2022	450	457
5.38%, 11/15/2024(d)	670	672
			Platform Specialty Products Corp
CEMEX Espana SA/Luxembourg			6.50%, 02/01/2022(d)	469	485
9.88%, 04/30/2019(d)	1,650	1,807
			PolyOne Corp
Cemex Finance LLC			5.25%, 03/15/2023	914	907
9.38%, 10/12/2022(d)	220	246
			PQ Corp
Cemex SAB de CV			8.75%, 11/01/2018(d)	2,900	2,962
6.13%, 05/05/2025(d)	203	204
			Rain CII Carbon LLC / CII Carbon Corp
6.50%, 12/10/2019(d)	125	130	8.00%, 12/01/2018(d)	830	811
7.25%, 01/15/2021(d)	1,950	2,077	8.25%, 01/15/2021(d)	210	205
Hardwoods Acquisition Inc			Tronox Finance LLC
7.50%, 08/01/2021(d)	778	739	7.50%, 03/15/2022(d)	551	452
Headwaters Inc			WR Grace & Co-Conn
7.25%, 01/15/2019	885	916	5.13%, 10/01/2021(d)	401	405
Masco Corp			5.63%, 10/01/2024(d)	192	196
4.45%, 04/01/2025	506	507			$18,014
5.95%, 03/15/2022	690	762
Masonite International Corp			Coal - 0.51%
5.63%, 03/15/2023(d)	373	384	Cloud Peak Energy Resources LLC / Cloud
NCI Building Systems Inc			Peak Energy Finance Corp
8.25%, 01/15/2023(d)	420	443	6.38%, 03/15/2024	599	365
NWH Escrow Corp			CONSOL Energy Inc
7.50%, 08/01/2021(d)	197	182	5.88%, 04/15/2022	4,320	3,357
Summit Materials LLC / Summit Materials			Peabody Energy Corp
Finance Corp			10.00%, 03/15/2022(d)	1,208	613
6.13%, 07/15/2023(d)	370	367	SunCoke Energy Partners LP / SunCoke
Unifrax I LLC / Unifrax Holding Co			Energy Partners Finance Corp
7.50%, 02/15/2019(d)	325	325	7.38%, 02/01/2020(d)	325	318
7.50%, 02/15/2019(d)	400	400			$4,653
US Concrete Inc
8.50%, 12/01/2018	795	841	Commercial Services - 3.46%
			ACE Cash Express Inc
USG Corp			11.00%, 02/01/2019(d)	1,106	531
5.50%, 03/01/2025(d)	395	396
9.75%, 01/15/2018(e)	2,175	2,474	ADT Corp/The
Vulcan Materials Co			2.25%, 07/15/2017	790	787
4.50%, 04/01/2025	594	591	4.13%, 06/15/2023	2,912	2,723
			4.88%, 07/15/2042	900	702
7.50%, 06/15/2021	650	751	Ahern Rentals Inc
		$15,214	7.38%, 05/15/2023(d)	625	591
Chemicals - 1.98%			APX Group Inc
Ashland Inc			8.75%, 12/01/2020	3,310	3,004
3.88%, 04/15/2018	286	295	Avis Budget Car Rental LLC / Avis Budget
4.75%, 08/15/2022(e)	867	875	Finance Inc
Axalta Coating Systems US Holdings Inc /			5.13%, 06/01/2022(d)	448	446
Axalta Coating Systems Dutch Holding B			5.25%, 03/15/2025(d)	645	614
7.38%, 05/01/2021(d)	695	740	CEB Inc
Axiall Corp			5.63%, 06/15/2023(d)	266	267
4.88%, 05/15/2023	532	512	Cenveo Corp
Basell Finance Co BV			8.50%, 09/15/2022(d)	420	335
8.10%, 03/15/2027(d)	575	754

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Distribution & Wholesale (continued)
Garda World Security Corp			VWR Funding Inc
7.25%, 11/15/2021(d)	$925	$865	7.25%, 09/15/2017	$247	$254
Harland Clarke Holdings Corp					$3,426
9.25%, 03/01/2021(d)	445	401
Hertz Corp/The			Diversified Financial Services - 5.52%
5.88%, 10/15/2020	635	646	AerCap Ireland Capital Ltd / AerCap Global
7.38%, 01/15/2021	634	661	Aviation Trust
Jaguar Holding Co II / Jaguar Merger Sub Inc			3.75%, 05/15/2019	1,810	1,814
9.50%, 12/01/2019(d)	1,125	1,198	4.50%, 05/15/2021	2,520	2,557
Live Nation Entertainment Inc			4.63%, 07/01/2022	379	386
7.00%, 09/01/2020(d)	274	291	Aircastle Ltd
Mustang Merger Corp			6.25%, 12/01/2019	687	762
8.50%, 08/15/2021(d)	383	398	Alliance Data Systems Corp
			5.38%, 08/01/2022(d)	305	302
RR Donnelley & Sons Co
6.00%, 04/01/2024	680	687	Ally Financial Inc
6.50%, 11/15/2023	970	1,001	2.75%, 01/30/2017	410	411
7.00%, 02/15/2022	525	564	3.60%, 05/21/2018	1,866	1,880
7.25%, 05/15/2018	383	420	4.13%, 03/30/2020	465	468
7.63%, 06/15/2020	2,525	2,866	4.63%, 05/19/2022	192	192
7.88%, 03/15/2021	1,215	1,373	4.63%, 03/30/2025	825	794
8.25%, 03/15/2019	2,275	2,599	5.13%, 09/30/2024	665	672
Service Corp International/US			5.50%, 02/15/2017	335	350
5.38%, 05/15/2024	1,005	1,065	6.25%, 12/01/2017	1,665	1,782
8.00%, 11/15/2021	440	513	8.00%, 03/15/2020	3,505	4,136
ServiceMaster Co LLC/The			8.00%, 11/01/2031	706	882
7.00%, 08/15/2020	877	924	8.00%, 11/01/2031	900	1,075
			CNG Holdings Inc
United Rentals North America Inc			9.38%, 05/15/2020(d)	920	612
5.50%, 07/15/2025	550	526
5.75%, 11/15/2024	315	308	Denali Borrower LLC / Denali Finance Corp
			5.63%, 10/15/2020(d)	859	896
6.13%, 06/15/2023	2,140	2,204
7.38%, 05/15/2020	945	1,005	E*TRADE Financial Corp
8.25%, 02/01/2021	920	979	4.63%, 09/15/2023	382	380
		$31,494	5.38%, 11/15/2022	465	485
			Icahn Enterprises LP / Icahn Enterprises
Computers - 0.65%			Finance Corp
IHS Inc			3.50%, 03/15/2017	1,430	1,445
5.00%, 11/01/2022(d)	2,127	2,130	4.88%, 03/15/2019	1,160	1,196
NCR Corp			5.88%, 02/01/2022	669	692
4.63%, 02/15/2021	405	405	ILFC E-Capital Trust I
5.88%, 12/15/2021	250	259	4.69%, 12/21/2065(d),(e)	1,483	1,446
Project Homestake Merger Corp			ILFC E-Capital Trust II
8.88%, 03/01/2023(d)	560	526	6.25%, 12/21/2065(d),(e)	915	897
SunGard Data Systems Inc			International Lease Finance Corp
6.63%, 11/01/2019	490	507	3.88%, 04/15/2018	620	627
7.38%, 11/15/2018	319	329	4.63%, 04/15/2021	2,672	2,729
7.63%, 11/15/2020	1,667	1,748	5.88%, 08/15/2022	185	202
		$5,904	6.25%, 05/15/2019	2,820	3,073
			8.63%, 01/15/2022	2,334	2,871
Consumer Products - 0.25%			8.88%, 09/01/2017	1,795	1,999
Spectrum Brands Inc
5.75%, 07/15/2025(d)	630	649	National Financial Partners Corp
			9.00%, 07/15/2021(d)	480	481
6.13%, 12/15/2024(d)	736	764
			Nationstar Mortgage LLC / Nationstar Capital
6.63%, 11/15/2022	825	883	Corp
		$2,296	6.50%, 07/01/2021	232	217
Cosmetics & Personal Care - 0.13%			7.88%, 10/01/2020	327	322
Edgewell Personal Care Co			9.63%, 05/01/2019	126	133
4.70%, 05/19/2021	485	497	Navient Corp
4.70%, 05/24/2022	340	346	4.63%, 09/25/2017	205	204
Revlon Consumer Products Corp			4.88%, 06/17/2019	3,895	3,720
5.75%, 02/15/2021(e)	325	325	5.50%, 01/15/2019	1,475	1,442
		$1,168	5.88%, 03/25/2021	1,145	1,073
			6.13%, 03/25/2024	1,044	929
Distribution & Wholesale - 0.38%			6.25%, 01/25/2016	355	359
Global Partners LP / GLP Finance Corp			8.00%, 03/25/2020	869	904
6.25%, 07/15/2022	315	295	Quicken Loans Inc
7.00%, 06/15/2023(d)	425	409	5.75%, 05/01/2025(d)	448	433
H&E Equipment Services Inc			Walter Investment Management Corp
7.00%, 09/01/2022	894	890	7.88%, 12/15/2021	2,075	1,945
HD Supply Inc					$50,175
5.25%, 12/15/2021(d)	110	113
7.50%, 07/15/2020	925	988	Electric - 2.85%
Univar USA Inc			AES Corp/VA
6.75%, 07/15/2023(d)	475	477	4.88%, 05/15/2023	1,000	951

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Entertainment (continued)
AES Corp/VA (continued)			Cedar Fair LP / Canada's Wonderland Co /
5.50%, 04/15/2025	$525	$503	Magnum Management Corp
Calpine Corp			5.25%, 03/15/2021	$1,325	$1,373
0.00%, 07/15/2013(a),(b),(c)	1,500	—	Chukchansi Economic Development
5.38%, 01/15/2023	650	635	Authority
5.50%, 02/01/2024	1,000	970	0.00%, 05/30/2020(a),(d)	1,268	710
6.00%, 01/15/2022(d)	1,295	1,369	Cinemark USA Inc
Dynegy Inc			5.13%, 12/15/2022	500	502
5.88%, 06/01/2023	727	696	GLP Capital LP / GLP Financing II Inc
6.75%, 11/01/2019(d)	575	594	4.38%, 11/01/2018	590	611
7.38%, 11/01/2022(d)	900	931	4.88%, 11/01/2020	4,530	4,672
GenOn Energy Inc			5.38%, 11/01/2023	1,515	1,578
9.88%, 10/15/2020	1,000	998	Graton Economic Development Authority
InterGen NV			9.63%, 09/01/2019(d)	3,265	3,514
7.00%, 06/30/2023(d)	643	579	International Game Technology PLC
IPALCO Enterprises Inc			6.50%, 02/15/2025(d)	220	211
5.00%, 05/01/2018	650	681	Isle of Capri Casinos Inc
NRG Energy Inc			5.88%, 03/15/2021	1,545	1,603
6.25%, 07/15/2022	1,790	1,794	8.88%, 06/15/2020	1,615	1,744
6.25%, 05/01/2024	1,000	983	Mohegan Tribal Gaming Authority
6.63%, 03/15/2023	1,143	1,160	9.75%, 09/01/2021	3,475	3,662
7.63%, 01/15/2018	1,390	1,508	11.00%, 09/15/2018(d)	720	722
7.88%, 05/15/2021	3,545	3,733	Peninsula Gaming LLC / Peninsula Gaming
8.25%, 09/01/2020	2,860	2,979	Corp
Talen Energy Supply LLC			8.38%, 02/15/2018(d)	1,850	1,929
5.13%, 07/15/2019(d)	2,716	2,634	Pinnacle Entertainment Inc
6.50%, 06/01/2025(d)	1,312	1,286	6.38%, 08/01/2021	980	1,057
Terraform Global Operating LLC			7.50%, 04/15/2021	960	1,020
9.75%, 08/15/2022(c),(d),(g)	382	377	7.75%, 04/01/2022	955	1,070
Texas Competitive Electric Holdings Co LLC			Regal Entertainment Group
/ TCEH Finance Inc			5.75%, 03/15/2022	1,885	1,932
0.00%, 10/01/2020(a),(d),(e)	1,075	570	5.75%, 06/15/2023	525	529
		$25,931	Scientific Games International Inc
			6.25%, 09/01/2020	675	537
Electrical Components & Equipment - 0.18%			6.63%, 05/15/2021	925	735
Energizer Holdings Inc			7.00%, 01/01/2022(d)	840	870
5.50%, 06/15/2025(d)	809	791
			10.00%, 12/01/2022	5,765	5,599
EnerSys
5.00%, 04/30/2023(d)	240	234	Shingle Springs Tribal Gaming Authority
			9.75%, 09/01/2021(d)	595	655
International Wire Group Holdings Inc
8.50%, 10/15/2017(d)	593	617	Six Flags Entertainment Corp
			5.25%, 01/15/2021(d)	225	232
		$1,642	WMG Acquisition Corp
Electronics - 0.12%			5.63%, 04/15/2022(d)	500	505
Flextronics International Ltd			6.75%, 04/15/2022(d)	650	627
5.00%, 02/15/2023	1,080	1,095			$39,248
			Environmental Control - 0.12%
Energy - Alternate Sources - 0.02%			Casella Waste Systems Inc
TerraForm Power Operating LLC			7.75%, 02/15/2019	1,075	1,093
6.13%, 06/15/2025(d)	137	137
			Food - 2.13%
Engineering & Construction - 0.75%			Albertson's Holdings LLC/Safeway Inc
Abengoa Finance SAU			7.75%, 10/15/2022(d)	1,304	1,408
8.88%, 11/01/2017(d)	805	769	Darling Ingredients Inc
AECOM			5.38%, 01/15/2022	1,345	1,362
5.75%, 10/15/2022(d)	444	451	Dean Foods Co
5.88%, 10/15/2024(d)	2,475	2,512	6.50%, 03/15/2023(d)	1,500	1,536
Dycom Investments Inc			Ingles Markets Inc
7.13%, 01/15/2021	475	497	5.75%, 06/15/2023	440	449
MasTec Inc			JBS USA LLC / JBS USA Finance Inc
4.88%, 03/15/2023	1,210	1,056	5.75%, 06/15/2025(d)	621	615
SBA Communications Corp			5.88%, 07/15/2024(d)	1,421	1,442
4.88%, 07/15/2022	520	512	7.25%, 06/01/2021(d)	1,227	1,290
Tutor Perini Corp			7.25%, 06/01/2021(d)	1,517	1,595
7.63%, 11/01/2018	985	1,007	8.25%, 02/01/2020(d)	1,193	1,265
		$6,804	Pilgrim's Pride Corp
			5.75%, 03/15/2025(d)	395	404
Entertainment - 4.31%			Post Holdings Inc
AMC Entertainment Inc			6.00%, 12/15/2022(d)	2,930	2,842
5.75%, 06/15/2025(d)	90	90	6.75%, 12/01/2021(d)	1,339	1,349
5.75%, 06/15/2025	260	259	Smithfield Foods Inc
5.88%, 02/15/2022	685	700	5.88%, 08/01/2021(d)	1,426	1,488

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Food (continued)			Healthcare - Services (continued)
Smithfield Foods Inc (continued)			CHS/Community Health Systems
6.63%, 08/15/2022	$875	$935	Inc (continued)
SUPERVALU Inc			7.13%, 07/15/2020	$386	$411
7.75%, 11/15/2022	1,343	1,420	8.00%, 11/15/2019	1,631	1,715
		$19,400	DaVita HealthCare Partners Inc
			5.00%, 05/01/2025	1,365	1,350
Forest Products & Paper - 0.17%			5.13%, 07/15/2024	1,285	1,295
Cascades Inc			5.75%, 08/15/2022	1,159	1,234
5.50%, 07/15/2022(d)	408	395
5.75%, 07/15/2023(d)	300	290	Envision Healthcare Corp
			5.13%, 07/01/2022(d)	1,149	1,160
Clearwater Paper Corp			Fresenius Medical Care US Finance II Inc
4.50%, 02/01/2023	370	354	4.13%, 10/15/2020(d)	538	549
5.38%, 02/01/2025(d)	104	102
			4.75%, 10/15/2024(d)	1,270	1,270
Mercer International Inc			5.63%, 07/31/2019(d)	1,359	1,484
7.75%, 12/01/2022	423	447	5.88%, 01/31/2022(d)	1,214	1,311
		$1,588	Fresenius Medical Care US Finance Inc
Gas - 0.15%			5.75%, 02/15/2021(d)	255	273
AmeriGas Partners LP/AmeriGas Finance			6.50%, 09/15/2018(d)	1,520	1,680
Corp			HCA Holdings Inc
6.25%, 08/20/2019	500	513	6.25%, 02/15/2021	619	678
NGL Energy Partners LP / NGL Energy			HCA Inc
Finance Corp			4.25%, 10/15/2019	1,890	1,945
5.13%, 07/15/2019	281	274	4.75%, 05/01/2023	650	667
6.88%, 10/15/2021	516	538	5.00%, 03/15/2024	2,109	2,196
		$1,325	5.25%, 04/15/2025	571	601
			5.38%, 02/01/2025	1,726	1,765
Hand & Machine Tools - 0.09%			5.88%, 03/15/2022	881	965
Milacron LLC / Mcron Finance Corp			5.88%, 05/01/2023	478	514
7.75%, 02/15/2021(d)	790	816	6.50%, 02/15/2020	2,377	2,658
			7.50%, 02/15/2022	1,225	1,427
Healthcare - Products - 1.56%			7.69%, 06/15/2025	1,130	1,280
Alere Inc			HealthSouth Corp
6.38%, 07/01/2023(d)	1,391	1,447	5.75%, 11/01/2024	254	256
6.50%, 06/15/2020	1,168	1,214	IASIS Healthcare LLC / IASIS Capital Corp
ConvaTec Healthcare E SA			8.38%, 05/15/2019	4,407	4,589
10.50%, 12/15/2018(d)	1,383	1,456	LifePoint Health Inc
Crimson Merger Sub Inc			5.50%, 12/01/2021	598	620
6.63%, 05/15/2022(d)	457	422	MPH Acquisition Holdings LLC
			6.63%, 04/01/2022(d)	1,235	1,278
DJO Finco Inc / DJO Finance LLC / DJO
Finance Corp			Tenet Healthcare Corp
8.13%, 06/15/2021(d)	2,122	2,181	4.38%, 10/01/2021	530	533
Halyard Health Inc			4.50%, 04/01/2021	750	754
6.25%, 10/15/2022(d)	320	334	5.00%, 03/01/2019(d)	401	405
			5.50%, 03/01/2019(d)	270	275
Hologic Inc
5.25%, 07/15/2022(d)	1,095	1,130	6.00%, 10/01/2020	1,151	1,252
6.25%, 08/01/2020	460	474	6.25%, 11/01/2018	1,417	1,548
			6.75%, 02/01/2020	330	349
Mallinckrodt International Finance SA			6.75%, 06/15/2023(d)	575	601
4.75%, 04/15/2023	451	436
Mallinckrodt International Finance SA /			6.88%, 11/15/2031	485	456
Mallinckrodt CB LLC			8.00%, 08/01/2020	603	629
4.88%, 04/15/2020(d)	995	1,024	8.13%, 04/01/2022	1,787	2,005
5.50%, 04/15/2025(d)	2,625	2,645	Universal Health Services Inc
5.75%, 08/01/2022(d)	815	850	4.75%, 08/01/2022(d)	259	265
Sterigenics-Nordion Holdings LLC					$52,273
6.50%, 05/15/2023(d)	190	194
			Holding Companies - Diversified - 0.38%
Teleflex Inc			Argos Merger Sub Inc
5.25%, 06/15/2024	367	375	7.13%, 03/15/2023(d)	2,930	3,099
		$14,182	Horizon Pharma Financing Inc
			6.63%, 05/01/2023(d)	380	399
Healthcare - Services - 5.75%
Acadia Healthcare Co Inc					$3,498
5.63%, 02/15/2023(d)	250	254
			Home Builders - 1.56%
6.13%, 03/15/2021	253	261	Brookfield Residential Properties Inc
Amsurg Corp			6.38%, 05/15/2025(d)	188	183
5.63%, 11/30/2020	364	375	Brookfield Residential Properties Inc /
5.63%, 07/15/2022	1,350	1,388	Brookfield Residential US Corp
Centene Corp			6.13%, 07/01/2022(d)	275	268
4.75%, 05/15/2022	652	655	DR Horton Inc
CHS/Community Health Systems Inc			4.38%, 09/15/2022	535	530
5.13%, 08/15/2018	1,411	1,446	5.75%, 08/15/2023	1,610	1,715
5.13%, 08/01/2021	1,363	1,414	Lennar Corp
6.88%, 02/01/2022	2,090	2,237	4.50%, 06/15/2019	85	88

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders (continued)			Iron & Steel (continued)
Lennar Corp (continued)			Signode Industrial Group Lux SA/Signode
4.50%, 11/15/2019	$820	$848	Industrial Group US Inc
4.75%, 12/15/2017	1,065	1,108	6.38%, 05/01/2022(d)	$600	$587
4.75%, 11/15/2022(e)	1,695	1,699	Steel Dynamics Inc
4.75%, 05/30/2025	410	399	5.13%, 10/01/2021	400	399
M/I Homes Inc			5.25%, 04/15/2023	200	196
8.63%, 11/15/2018	460	474	5.50%, 10/01/2024	320	317
Mattamy Group Corp			6.38%, 08/15/2022	320	334
6.50%, 11/15/2020(d)	794	770			$10,480
Meritage Homes Corp
7.00%, 04/01/2022	140	149	Leisure Products & Services - 0.22%
7.15%, 04/15/2020	315	339	NCL Corp Ltd
			5.25%, 11/15/2019(d)	845	875
PulteGroup Inc
6.00%, 02/15/2035	190	185	Sabre GLBL Inc
			5.38%, 04/15/2023(d)	289	288
Ryland Group Inc/The
5.38%, 10/01/2022	735	744	Viking Cruises Ltd
			6.25%, 05/15/2025(d)	220	218
Standard Pacific Corp			8.50%, 10/15/2022(d)	517	574
5.88%, 11/15/2024	389	400
8.38%, 01/15/2021	910	1,072			$1,955
Taylor Morrison Communities Inc / Monarch			Lodging - 1.54%
Communities Inc			Boyd Gaming Corp
5.25%, 04/15/2021(d)	1,875	1,870	6.88%, 05/15/2023	216	225
5.63%, 03/01/2024(d)	366	356	FelCor Lodging LP
5.88%, 04/15/2023(d)	467	467	6.00%, 06/01/2025(d)	225	232
WCI Communities Inc			Hilton Worldwide Finance LLC / Hilton
6.88%, 08/15/2021	487	505	Worldwide Finance Corp
		$14,169	5.63%, 10/15/2021	510	531
Insurance - 0.31%			MGM Resorts International
CNO Financial Group Inc			6.00%, 03/15/2023	1,260	1,282
4.50%, 05/30/2020	183	189	7.75%, 03/15/2022	2,100	2,331
5.25%, 05/30/2025	481	503	8.63%, 02/01/2019	1,610	1,815
Fidelity & Guaranty Life Holdings Inc			MTR Gaming Group Inc
6.38%, 04/01/2021(d)	425	446	11.50%, 08/01/2019	2,040	2,173
Hartford Financial Services Group Inc/The			Seminole Hard Rock Entertainment Inc /
8.13%, 06/15/2068(e)	395	445	Seminole Hard Rock International LLC
			5.88%, 05/15/2021(d)	755	768
Liberty Mutual Group Inc
7.80%, 03/07/2087(d)	626	742	Station Casinos LLC
USI Inc/NY			7.50%, 03/01/2021	2,435	2,599
7.75%, 01/15/2021(d)	511	516	Wynn Las Vegas LLC / Wynn Las Vegas
		$2,841	Capital Corp
			4.25%, 05/30/2023(d)	210	193
Internet - 0.38%			5.50%, 03/01/2025(d)	1,425	1,371
Blue Coat Holdings Inc			Wynn Macau Ltd
8.38%, 06/01/2023(d)	273	279	5.25%, 10/15/2021(d)	500	476
IAC/InterActiveCorp					$13,996
4.88%, 11/30/2018	840	868
Netflix Inc			Machinery - Construction & Mining - 0.40%
5.50%, 02/15/2022(d)	425	442	BlueLine Rental Finance Corp
			7.00%, 02/01/2019(d)	1,256	1,250
5.88%, 02/15/2025(d)	425	446
VeriSign Inc			Oshkosh Corp
5.25%, 04/01/2025	149	150	5.38%, 03/01/2025	323	319
Zayo Group LLC / Zayo Capital Inc			Terex Corp
6.00%, 04/01/2023(d)	680	682	6.00%, 05/15/2021	1,220	1,224
6.38%, 05/15/2025(d)	245	242	6.50%, 04/01/2020	775	800
10.13%, 07/01/2020	349	388			$3,593
		$3,497	Machinery - Diversified - 0.65%
Iron & Steel - 1.15%			ATS Automation Tooling Systems Inc
			6.50%, 06/15/2023(d)	453	460
AK Steel Corp
8.75%, 12/01/2018	470	477	Briggs & Stratton Corp
ArcelorMittal			6.88%, 12/15/2020	475	518
6.00%, 08/05/2020(e)	849	857	Case New Holland Industrial Inc
6.13%, 06/01/2025	215	205	7.88%, 12/01/2017	2,605	2,872
6.25%, 03/01/2021(e)	200	202	Gardner Denver Inc
			6.88%, 08/15/2021(d)	275	244
7.00%, 02/25/2022(e)	2,140	2,193
7.75%, 10/15/2039(e)	2,755	2,658	Manitowoc Co Inc/The
10.60%, 06/01/2019(e)	1,045	1,247	8.50%, 11/01/2020	1,025	1,077
			Zebra Technologies Corp
Commercial Metals Co			7.25%, 10/15/2022(d)	693	759
6.50%, 07/15/2017	455	485
7.35%, 08/15/2018	300	323			$5,930

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media - 7.43%			Media (continued)
AMC Networks Inc			Sirius XM Radio Inc (continued)
7.75%, 07/15/2021	$812	$877	5.75%, 08/01/2021(d)	$90	$94
Cablevision Systems Corp			5.88%, 10/01/2020(d)	1,830	1,922
8.00%, 04/15/2020	2,259	2,462	6.00%, 07/15/2024(d)	183	191
CCO Holdings LLC / CCO Holdings Capital			TEGNA Inc
Corp			4.88%, 09/15/2021(d)	145	145
5.13%, 05/01/2023(d)	443	438	5.13%, 10/15/2019	1,850	1,929
5.38%, 05/01/2025(d)	61	60	5.13%, 07/15/2020	1,055	1,100
5.75%, 09/01/2023	40	41	5.50%, 09/15/2024(d)	495	498
5.88%, 05/01/2027(d)	200	198	6.38%, 10/15/2023	565	597
6.63%, 01/31/2022	271	286	7.13%, 09/01/2018	1,140	1,165
CCO Safari II LLC			Time Warner Cable Inc
4.46%, 07/23/2022(d)	824	828	7.30%, 07/01/2038	405	442
4.91%, 07/23/2025(d)	309	310	Tribune Media Co
6.38%, 10/23/2035(d)	618	632	5.88%, 07/15/2022(d)	2,545	2,628
Cequel Communications Holdings I LLC /			Unitymedia Hessen GmbH & Co KG /
Cequel Capital Corp			Unitymedia NRW GmbH
5.13%, 12/15/2021(d)	925	859	5.00%, 01/15/2025(d)	300	296
5.13%, 12/15/2021(d)	76	71	5.50%, 01/15/2023(d)	300	306
6.38%, 09/15/2020(d)	1,502	1,513	Univision Communications Inc
Clear Channel Worldwide Holdings Inc			5.13%, 05/15/2023(d)	2,015	2,020
6.50%, 11/15/2022	1,847	1,898	6.75%, 09/15/2022(d)	517	556
6.50%, 11/15/2022	2,273	2,369	Videotron Ltd
7.63%, 03/15/2020	3,101	3,258	5.00%, 07/15/2022	245	248
7.63%, 03/15/2020	150	155	5.38%, 06/15/2024(d)	309	312
CSC Holdings LLC			WideOpenWest Finance LLC /
6.75%, 11/15/2021	250	259	WideOpenWest Capital Corp
7.63%, 07/15/2018	765	843	10.25%, 07/15/2019	685	725
Cumulus Media Holdings Inc					$67,574
7.75%, 05/01/2019	2,440	2,138
DISH DBS Corp			Metal Fabrication & Hardware - 0.06%
4.25%, 04/01/2018	987	1,004	Wise Metals Group LLC / Wise Alloys
4.63%, 07/15/2017	350	359	Finance Corp
			8.75%, 12/15/2018(d)	500	511
5.13%, 05/01/2020	2,080	2,106
5.88%, 07/15/2022	393	391
5.88%, 11/15/2024	2,063	2,001	Mining - 1.03%
6.75%, 06/01/2021	4,130	4,367	Alcoa Inc
7.88%, 09/01/2019	125	140	5.13%, 10/01/2024	1,440	1,447
Gray Television Inc			5.40%, 04/15/2021	243	251
7.50%, 10/01/2020	883	935	5.87%, 02/23/2022	508	538
iHeartCommunications Inc			5.90%, 02/01/2027	719	735
6.88%, 06/15/2018	503	450	5.95%, 02/01/2037	45	44
7.25%, 10/15/2027	730	558	6.15%, 08/15/2020	22	24
9.00%, 12/15/2019	672	646	6.75%, 01/15/2028	861	938
11.25%, 03/01/2021	3,209	3,065	Aleris International Inc
10.00%, 01/15/2018	615	492	7.63%, 02/15/2018	356	359
Liberty Interactive LLC			7.88%, 11/01/2020	245	248
8.50%, 07/15/2029	695	754	Coeur Mining Inc
LIN Television Corp			7.88%, 02/01/2021	1,413	925
5.88%, 11/15/2022(d)	1,020	1,038	First Quantum Minerals Ltd
Nexstar Broadcasting Inc			6.75%, 02/15/2020(d)	439	338
6.13%, 02/15/2022(d)	445	456	7.00%, 02/15/2021(d)	439	335
Nielsen Finance LLC / Nielsen Finance Co			FMG Resources August 2006 Pty Ltd
5.00%, 04/15/2022(d)	3,382	3,352	9.75%, 03/01/2022(d)	380	350
Numericable-SFR SAS			Hecla Mining Co
4.88%, 05/15/2019(d)	1,825	1,853	6.88%, 05/01/2021	963	839
6.00%, 05/15/2022(d)	4,747	4,831	Lundin Mining Corp
6.25%, 05/15/2024(d)	1,392	1,416	7.50%, 11/01/2020(d)	590	599
Quebecor Media Inc			7.88%, 11/01/2022(d)	350	356
5.75%, 01/15/2023	180	184	New Gold Inc
Quebecor World PLC			6.25%, 11/15/2022(d)	495	441
0.00%, 01/15/2025(a),(b),(c)	480	1	7.00%, 04/15/2020(d)	435	427
0.00%, 11/15/2025(a),(b),(c)	1,075	1	Taseko Mines Ltd
0.00%, 08/01/2027(a),(b),(c)	830	1	7.75%, 04/15/2019	305	217
RCN Telecom Services LLC / RCN Capital					$9,411
Corp
8.50%, 08/15/2020(d)	313	327	Miscellaneous Manufacturing - 0.16%
Sinclair Television Group Inc			Bombardier Inc
5.63%, 08/01/2024(d)	940	925	4.75%, 04/15/2019(d)	428	386
			5.50%, 09/15/2018(d)	322	303
6.13%, 10/01/2022	1,030	1,063	7.50%, 03/15/2018(d)	800	807
Sirius XM Radio Inc
4.25%, 05/15/2020(d)	190	189			$1,496

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Office & Business Equipment - 0.04%			Oil & Gas (continued)
CDW LLC / CDW Finance Corp			Newfield Exploration Co	(continued)
5.00%, 09/01/2023	$136	$135	5.75%, 01/30/2022		$2,455	$2,430
5.50%, 12/01/2024	240	241	Noble Energy Inc
		$376	5.63%, 05/01/2021		250	265
			5.88%, 06/01/2022		649	696
Oil & Gas - 7.04%			5.88%, 06/01/2024		784	851
Antero Resources Corp			Oasis Petroleum Inc
5.13%, 12/01/2022	514	486	6.88%, 03/15/2022		2,165	1,992
5.38%, 11/01/2021	330	321	Ocean Rig UDW Inc
6.00%, 12/01/2020	787	797	7.25%, 04/01/2019(d)		491	309
Blue Racer Midstream LLC / Blue Racer			Parker Drilling Co
Finance Corp			7.50%, 08/01/2020		544	473
6.13%, 11/15/2022(d)	1,097	1,116
			Penn Virginia Corp
California Resources Corp			8.50%, 05/01/2020		250	117
5.00%, 01/15/2020	1,722	1,477	Precision Drilling Corp
5.50%, 09/15/2021	1,934	1,596	5.25%, 11/15/2024		633	533
6.00%, 11/15/2024	1,562	1,265	6.50%, 12/15/2021		235	223
Chesapeake Energy Corp			QEP Resources Inc
4.88%, 04/15/2022	5,708	4,595	5.25%, 05/01/2023		549	508
5.75%, 03/15/2023	235	199	5.38%, 10/01/2022		550	514
6.13%, 02/15/2021	1,012	873	6.88%, 03/01/2021		1,075	1,080
6.63%, 08/15/2020	595	533	Range Resources Corp
Cimarex Energy Co			5.00%, 03/15/2023		700	686
4.38%, 06/01/2024	492	476	Rice Energy Inc
5.88%, 05/01/2022	142	151	7.25%, 05/01/2023(d)		405	398
Citgo Holding Inc
10.75%, 02/15/2020(d)	455	465	Sabine Oil & Gas Corp
			0.00%, 02/15/2017(a)		195	29
CITGO Petroleum Corp
6.25%, 08/15/2022(d)	537	526	SandRidge Energy Inc
			7.50%, 03/15/2021		5,920	1,776
Comstock Resources Inc			7.50%, 02/15/2023		2,030	619
9.50%, 06/15/2020	359	133	8.13%, 10/15/2022		815	244
10.00%, 03/15/2020(d)	566	499
			8.75%, 06/01/2020(d)		1,115	864
Concho Resources Inc			Seventy Seven Energy Inc
5.50%, 04/01/2023	412	412	6.50%, 07/15/2022		471	250
6.50%, 01/15/2022	545	563	Seventy Seven Operating LLC
Denbury Resources Inc			6.63%, 11/15/2019		575	418
4.63%, 07/15/2023	4,695	3,380	SM Energy Co
EP Energy LLC / Everest Acquisition Finance			5.00%, 01/15/2024		880	805
Inc			5.63%, 06/01/2025		409	386
6.38%, 06/15/2023(d)	681	637
			6.50%, 11/15/2021		585	586
7.75%, 09/01/2022	627	625	6.50%, 01/01/2023		615	617
9.38%, 05/01/2020	1,116	1,153	Stone Energy Corp
EXCO Resources Inc			7.50%, 11/15/2022		562	444
7.50%, 09/15/2018	3,355	1,510	Summit Midstream Holdings LLC / Summit
8.50%, 04/15/2022	1,180	401	Midstream Finance Corp
Halcon Resources Corp			5.50%, 08/15/2022		815	774
8.63%, 02/01/2020(d)	645	616
			Sunoco LP / Sunoco Finance Corp
9.25%, 02/15/2022	730	365	5.50%, 08/01/2020(d)		462	470
9.75%, 07/15/2020	258	139	6.38%, 04/01/2023(d)		825	848
Hilcorp Energy I LP / Hilcorp Finance Co
5.00%, 12/01/2024(d)	561	522	Talos Production LLC / Talos Production
5.75%, 10/01/2025(d)	750	712	Finance Inc
			9.75%, 02/15/2018(d)		689	548
7.63%, 04/15/2021(d)	906	933
			Tesoro Corp
Jones Energy Holdings LLC / Jones Energy			5.13%, 04/01/2024		328	327
Finance Corp			Transocean Inc
6.75%, 04/01/2022	490	446	3.00%, 10/15/2017(e)		265	249
Jupiter Resources Inc			6.38%, 12/15/2021		777	658
8.50%, 10/01/2022(d)	570	388
			6.50%, 11/15/2020		163	141
Laredo Petroleum Inc			Ultra Petroleum Corp
5.63%, 01/15/2022	280	269	5.75%, 12/15/2018(d)		850	761
Linn Energy LLC / Linn Energy Finance			6.13%, 10/01/2024(d)		646	497
Corp			Unit Corp
6.50%, 09/15/2021	522	300	6.63%, 05/15/2021		1,510	1,442
7.75%, 02/01/2021	2,601	1,522	W&T Offshore Inc
8.63%, 04/15/2020	1,330	818	8.50%, 06/15/2019		424	258
MEG Energy Corp
6.50%, 03/15/2021(d)	165	154	Whiting Petroleum Corp
7.00%, 03/31/2024(d)	519	476	5.00%, 03/15/2019		1,265	1,214
			6.25%, 04/01/2023		255	249
Memorial Resource Development Corp			WPX Energy Inc
5.88%, 07/01/2022	555	523	5.25%, 09/15/2024		1,679	1,440
Newfield Exploration Co			6.00%, 01/15/2022		2,769	2,589
5.38%, 01/01/2026	300	288				$64,041
5.63%, 07/01/2024	819	803

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas Services - 0.37%			Pharmaceuticals (continued)
Basic Energy Services Inc			Valeant Pharmaceuticals International Inc
7.75%, 10/15/2022	$462	$334	5.38%, 03/15/2020(d)	$1,070	$1,099
Exterran Partners LP / EXLP Finance Corp			5.50%, 03/01/2023(d)	1,200	1,227
6.00%, 10/01/2022	370	331	5.63%, 12/01/2021(d)	359	368
FTS International Inc			5.88%, 05/15/2023(d)	4,185	4,352
7.78%, 06/15/2020(d),(e)	221	212	6.13%, 04/15/2025(d)	3,740	3,909
PHI Inc			6.38%, 10/15/2020(d)	3,070	3,235
5.25%, 03/15/2019	419	380	6.75%, 08/15/2021(d)	338	352
Pioneer Energy Services Corp			6.75%, 08/15/2018(d)	1,574	1,654
6.13%, 03/15/2022	658	457	7.00%, 10/01/2020(d)	495	514
Sea Trucks Group Ltd			7.25%, 07/15/2022(d)	330	348
9.00%, 03/26/2018(d)	700	571	7.50%, 07/15/2021(d)	473	513
Trinidad Drilling Ltd					$25,319
7.88%, 01/15/2019(d)	435	422
Western Refining Logistics LP / WNRL			Pipelines - 4.31%
Finance Corp			Crestwood Midstream Partners LP /
7.50%, 02/15/2023	661	679	Crestwood Midstream Finance Corp
		$3,386	6.13%, 03/01/2022	1,000	987
			6.25%, 04/01/2023(d)	1,910	1,920
Packaging & Containers - 1.35%			DCP Midstream LLC
Ardagh Packaging Finance PLC			4.75%, 09/30/2021(d)	375	355
9.13%, 10/15/2020(d)	241	254	5.35%, 03/15/2020(d)	300	296
Ardagh Packaging Finance PLC / Ardagh			8.13%, 08/16/2030	330	351
Holdings USA Inc			DCP Midstream Operating LP
7.00%, 11/15/2020(d)	137	138	2.50%, 12/01/2017	555	535
9.13%, 10/15/2020(d)	197	207	5.60%, 04/01/2044	705	581
Ball Corp			Energy Transfer Equity LP
5.00%, 03/15/2022	575	589	5.88%, 01/15/2024	2,110	2,147
5.25%, 07/01/2025	388	390	7.50%, 10/15/2020	990	1,109
Berry Plastics Corp			Genesis Energy LP / Genesis Energy Finance
5.13%, 07/15/2023	410	403	Corp
Beverage Packaging Holdings Luxembourg II			5.63%, 06/15/2024	625	580
SA / Beverage Packaging Holdings II			5.75%, 02/15/2021	725	707
5.63%, 12/15/2016(d)	400	398	6.75%, 08/01/2022	220	219
6.00%, 06/15/2017(d)	830	826	Hiland Partners LP / Hiland Partners Finance
Constar International			Corp
0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(e),(f)	586	97	5.50%, 05/15/2022(d)	294	303
Graphic Packaging International Inc			MarkWest Energy Partners LP / MarkWest
4.75%, 04/15/2021	352	360	Energy Finance Corp
Novelis Inc			4.50%, 07/15/2023	1,834	1,784
8.75%, 12/15/2020	970	1,023	4.88%, 12/01/2024	2,920	2,847
Owens-Brockway Glass Container Inc			4.88%, 06/01/2025	1,558	1,515
5.00%, 01/15/2022(d)	840	840	PBF Logistics LP / PBF Logistics Finance
Reynolds Group Issuer Inc / Reynolds Group			Corp
Issuer LLC / Reynolds Group Issuer			6.88%, 05/15/2023(d)	272	271
(Luxembourg) S.A.			Regency Energy Partners LP / Regency
5.75%, 10/15/2020	1,445	1,495	Energy Finance Corp
6.88%, 02/15/2021(e)	1,045	1,092	4.50%, 11/01/2023	250	237
8.25%, 02/15/2021	1,530	1,588	5.50%, 04/15/2023	1,420	1,423
9.88%, 08/15/2019	1,171	1,232	5.88%, 03/01/2022	696	737
Sealed Air Corp			6.50%, 07/15/2021	575	601
5.50%, 09/15/2025(d)	815	832	Rockies Express Pipeline LLC
6.50%, 12/01/2020(d)	500	555	5.63%, 04/15/2020(d)	440	444
		$12,319	6.85%, 07/15/2018(d)	310	325
			6.88%, 04/15/2040(d)	830	859
Pharmaceuticals - 2.78%			7.50%, 07/15/2038(d)	645	682
Endo Finance LLC / Endo Finco Inc
5.38%, 01/15/2023(d)	2,500	2,526	Rose Rock Midstream LP / Rose Rock
7.00%, 12/15/2020(d)	207	217	Finance Corp
7.25%, 01/15/2022(d)	520	554	5.63%, 07/15/2022	422	407
			5.63%, 11/15/2023(d)	1,046	994
Endo Ltd / Endo Finance LLC / Endo Finco			Sabine Pass Liquefaction LLC
Inc			5.63%, 02/01/2021(e)	720	734
6.00%, 07/15/2023(d)	1,895	1,971
6.00%, 02/01/2025(d)	425	438	5.63%, 04/15/2023	1,060	1,050
			5.63%, 03/01/2025(d)	3,787	3,730
Grifols Worldwide Operations Ltd			5.75%, 05/15/2024	2,525	2,511
5.25%, 04/01/2022	410	414	SemGroup Corp
Omnicare Inc			7.50%, 06/15/2021	484	503
4.75%, 12/01/2022	250	264	Targa Resources Partners LP / Targa
Par Pharmaceutical Cos Inc			Resources Partners Finance Corp
7.38%, 10/15/2020	950	1,009	4.13%, 11/15/2019(d)	935	935
Quintiles Transnational Corp			4.25%, 11/15/2023	380	351
4.88%, 05/15/2023(d)	350	355
			5.00%, 01/15/2018(d)	760	787

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
Targa Resources Partners LP / Targa			L Brands Inc
Resources Partners Finance			5.63%, 10/15/2023	$1,885	$1,998
Corp (continued)			Landry's Inc
5.25%, 05/01/2023	$850	$839	9.38%, 05/01/2020(d)	450	483
6.38%, 08/01/2022	600	623	Nebraska Book Holdings Inc
Tesoro Logistics LP / Tesoro Logistics			15.00%, 06/30/2016(d)	328	335
Finance Corp			Neiman Marcus Group LTD LLC
5.50%, 10/15/2019(d)	355	367	8.00%, 10/15/2021(d)	800	848
6.13%, 10/15/2021	775	808	New Albertsons Inc
6.25%, 10/15/2022(d)	1,478	1,545	6.63%, 06/01/2028	325	286
Williams Partners LP / ACMP Finance Corp			7.75%, 06/15/2026	265	260
6.13%, 07/15/2022	1,155	1,213	8.00%, 05/01/2031	417	419
		$39,212	8.70%, 05/01/2030	95	98
			Party City Holdings Inc
Real Estate - 0.11%			8.88%, 08/01/2020	805	865
Kennedy-Wilson Inc			QVC Inc
5.88%, 04/01/2024	229	227	5.45%, 08/15/2034	555	511
Realogy Group LLC
7.63%, 01/15/2020(d)	765	808	Radio Systems Corp
			8.38%, 11/01/2019(d)	589	623
		$1,035	Real Mex Restaurants Inc
REITS - 1.62%			7.00%, PIK 5.33%, 03/21/2016(b),(c),(f)	165	165
Communications Sales & Leasing Inc			Rite Aid Corp
8.25%, 10/15/2023(d)	1,340	1,280	6.13%, 04/01/2023(d)	2,357	2,448
Crown Castle International Corp			6.75%, 06/15/2021	1,495	1,589
4.88%, 04/15/2022	1,719	1,764	8.00%, 08/15/2020	1,643	1,711
5.25%, 01/15/2023	606	635	9.25%, 03/15/2020	1,130	1,228
Equinix Inc			Serta Simmons Bedding LLC
5.38%, 01/01/2022	404	410	8.13%, 10/01/2020(d)	800	849
5.38%, 04/01/2023	200	202	Suburban Propane Partners LP/Suburban
5.75%, 01/01/2025	282	283	Energy Finance Corp
ESH Hospitality Inc			5.75%, 03/01/2025	200	200
5.25%, 05/01/2025(d)	335	326	7.38%, 08/01/2021	797	855
Iron Mountain Inc			Tops Holding LLC / Tops Markets II Corp
5.75%, 08/15/2024	3,415	3,441	8.00%, 06/15/2022(d)	480	476
7.75%, 10/01/2019	1,340	1,404			$30,332
8.38%, 08/15/2021	216	222	Semiconductors - 0.79%
MPT Operating Partnership LP / MPT Finance			Advanced Micro Devices Inc
Corp			6.75%, 03/01/2019	503	366
5.50%, 05/01/2024	1,980	2,039	7.00%, 07/01/2024	899	598
Omega Healthcare Investors Inc			7.50%, 08/15/2022	75	52
5.88%, 03/15/2024	1,310	1,385	Amkor Technology Inc
RHP Hotel Properties LP / RHP Finance			6.38%, 10/01/2022	815	779
Corp
5.00%, 04/15/2023(d)	270	269	Freescale Semiconductor Inc
			6.00%, 01/15/2022(d)	920	961
Sabra Health Care LP / Sabra Capital Corp			Micron Technology Inc
5.50%, 02/01/2021	1,005	1,043	5.25%, 08/01/2023(d)	207	199
		$14,703	5.25%, 01/15/2024(d)	320	307
Retail - 3.33%			5.50%, 02/01/2025(d)	387	375
1011778 BC ULC / New Red Finance Inc			5.63%, 01/15/2026(d)	280	268
4.63%, 01/15/2022(d)	180	180	NXP BV / NXP Funding LLC
6.00%, 04/01/2022(d)	705	728	4.13%, 06/15/2020(d)	692	695
AmeriGas Finance LLC/AmeriGas Finance			4.63%, 06/15/2022(d)	812	804
Corp			5.75%, 02/15/2021(d)	297	310
6.75%, 05/20/2020	1,835	1,922	5.75%, 03/15/2023(d)	232	240
7.00%, 05/20/2022	2,908	3,093	Sensata Technologies BV
Caleres Inc			5.00%, 10/01/2025(d)	496	486
6.25%, 08/15/2023(d)	310	313	5.63%, 11/01/2024(d)	696	718
Claire's Stores Inc					$7,158
6.13%, 03/15/2020(d)	728	575
			Software - 2.86%
8.88%, 03/15/2019	2,463	1,065
9.00%, 03/15/2019(d)	1,527	1,323	Activision Blizzard Inc
			5.63%, 09/15/2021(d)	2,139	2,246
Dollar Tree Inc
5.75%, 03/01/2023(d)	1,440	1,519	Audatex North America Inc
			6.00%, 06/15/2021(d)	617	630
Ferrellgas LP / Ferrellgas Finance Corp			6.13%, 11/01/2023(d)	212	207
6.75%, 01/15/2022	1,990	2,005
6.75%, 06/15/2023(d)	566	567	First Data Corp
			6.75%, 11/01/2020(d)	394	417
Guitar Center Inc			7.38%, 06/15/2019(d)	310	323
6.50%, 04/15/2019(d)	611	555
			8.25%, 01/15/2021(d)	1,073	1,136
JC Penney Corp Inc			11.75%, 08/15/2021	1,412	1,603
8.13%, 10/01/2019	241	240	12.63%, 01/15/2021	6,405	7,414
			10.63%, 06/15/2021	1,069	1,192

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Software (continued)			Telecommunications (continued)
First Data Corp (continued)			Intelsat Luxembourg SA	(continued)
11.25%, 01/15/2021	$767	$851	8.13%, 06/01/2023		$530	$421
IMS Health Inc			Level 3 Communications Inc
6.00%, 11/01/2020(d)	401	415	5.75%, 12/01/2022		391	394
Infor Software Parent LLC / Infor Software			Level 3 Financing Inc
Parent Inc			5.13%, 05/01/2023(d)		227	221
7.13%, PIK 7.13%, 05/01/2021(d),(f)	1,109	1,090	5.38%, 05/01/2025(d)		908	884
Infor US Inc			5.63%, 02/01/2023(d)		120	121
6.50%, 05/15/2022(d)	2,367	2,420	6.13%, 01/15/2021		250	262
Italics Merger Sub Inc			7.00%, 06/01/2020		632	667
7.13%, 07/15/2023(d)	464	456	8.63%, 07/15/2020		2,170	2,317
MSCI Inc			Nokia OYJ
5.25%, 11/15/2024(d)	1,438	1,466	6.63%, 05/15/2039		216	234
Nuance Communications Inc			Plantronics Inc
5.38%, 08/15/2020(d)	1,195	1,213	5.50%, 05/31/2023(d)		295	299
Open Text Corp			Qwest Capital Funding Inc
5.63%, 01/15/2023(d)	435	434	6.88%, 07/15/2028		159	155
Sophia LP / Sophia Finance Inc			7.75%, 02/15/2031		780	779
9.75%, 01/15/2019(d)	2,040	2,178	Qwest Corp
SS&C Technologies Holdings Inc			6.88%, 09/15/2033		851	836
5.88%, 07/15/2023(d)	300	310	7.25%, 09/15/2025		310	355
		$26,001	SBA Telecommunications Inc
			5.75%, 07/15/2020		580	606
Telecommunications - 10.09%			SoftBank Group Corp
Alcatel-Lucent USA Inc			4.50%, 04/15/2020(d)		988	992
6.45%, 03/15/2029	269	284	Sprint Capital Corp
Altice Financing SA			6.88%, 11/15/2028		2,795	2,369
6.63%, 02/15/2023(d)	865	891
			6.90%, 05/01/2019		209	205
Altice Finco SA			8.75%, 03/15/2032		3,560	3,369
8.13%, 01/15/2024(d)	200	208
9.88%, 12/15/2020(d)	200	222	Sprint Communications Inc
			6.00%, 11/15/2022		268	235
Altice SA			7.00%, 03/01/2020(d)		1,334	1,421
7.63%, 02/15/2025(d)	1,069	1,048
7.75%, 05/15/2022(d)	3,364	3,389	7.00%, 08/15/2020		1,570	1,509
			9.00%, 11/15/2018(d)		1,926	2,158
Avaya Inc			11.50%, 11/15/2021		374	425
7.00%, 04/01/2019(d)	1,185	1,144
10.50%, 03/01/2021(d)	845	687	Sprint Corp
			7.13%, 06/15/2024		2,703	2,473
CenturyLink Inc			7.25%, 09/15/2021		1,544	1,476
5.63%, 04/01/2025(d)	546	499
			7.63%, 02/15/2025		347	322
6.45%, 06/15/2021	1,880	1,918	7.88%, 09/15/2023		3,643	3,493
6.75%, 12/01/2023	895	897	Syniverse Holdings Inc
7.60%, 09/15/2039	345	307	9.13%, 01/15/2019		1,600	1,404
Cincinnati Bell Inc			Telecom Italia Capital SA
8.38%, 10/15/2020	706	740	6.00%, 09/30/2034		595	589
CommScope Holding Co Inc
6.63%, 06/01/2020(d)	360	374	Telecom Italia SpA
			5.30%, 05/30/2024(d)		455	457
CommScope Inc
5.00%, 06/15/2021(d)	280	276	T-Mobile USA Inc
5.50%, 06/15/2024(d)	1,280	1,253	6.00%, 03/01/2023		1,797	1,873
			6.13%, 01/15/2022		1,525	1,594
CommScope Technologies Finance LLC			6.25%, 04/01/2021		675	707
6.00%, 06/15/2025(d)	1,165	1,150
			6.38%, 03/01/2025		1,132	1,188
Consolidated Communications Inc			6.50%, 01/15/2024		622	657
6.50%, 10/01/2022(d)	475	441
			6.54%, 04/28/2020		2,405	2,533
Embarq Corp			6.63%, 11/15/2020		275	286
8.00%, 06/01/2036	4,110	4,491	6.63%, 04/28/2021		1,666	1,764
Frontier Communications Corp			6.63%, 04/01/2023		521	555
8.50%, 04/15/2020	955	988	6.73%, 04/28/2022		1,703	1,805
8.75%, 04/15/2022	669	664	6.84%, 04/28/2023		936	1,002
9.00%, 08/15/2031	2,233	2,038	UPCB Finance IV Ltd
9.25%, 07/01/2021	513	533	5.38%, 01/15/2025(d)		382	370
Goodman Networks Inc			Virgin Media Finance PLC
12.13%, 07/01/2018	950	720	5.75%, 01/15/2025(d)		226	227
Hughes Satellite Systems Corp			6.00%, 10/15/2024(d)		1,385	1,406
6.50%, 06/15/2019	943	1,035	Virgin Media Secured Finance PLC
Inmarsat Finance PLC			5.25%, 01/15/2026(d)		360	347
4.88%, 05/15/2022(d)	1,340	1,317
			5.38%, 04/15/2021(d)		1,125	1,157
Intelsat Jackson Holdings SA			West Corp
5.50%, 08/01/2023	1,085	985	5.38%, 07/15/2022(d)		515	489
6.63%, 12/15/2022	2,374	2,166	Wind Acquisition Finance SA
7.25%, 10/15/2020	1,320	1,308	4.75%, 07/15/2020(d)		2,740	2,801
7.50%, 04/01/2021	394	392	7.38%, 04/23/2021(d)		1,754	1,859
Intelsat Luxembourg SA
7.75%, 06/01/2021	1,922	1,528

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Automobile Manufacturers (continued)
Windstream Services LLC			FCA US LLC, Term Loan B (continued)
6.38%, 08/01/2023	$340	$263	3.50%, 05/24/2017(e)	$732	$732
7.50%, 06/01/2022	2,473	2,034	3.50%, 05/24/2017(e)	227	227
7.50%, 04/01/2023	965	786	Navistar Inc, Term Loan B
7.75%, 10/01/2021	925	782	5.75%, 08/16/2017(e)	1,322	1,318
		$91,826			$2,857

Transportation - 0.54%			Automobile Parts & Equipment - 0.05%
Bluewater Holding BV			Remy International Inc, Term Loan B
10.00%, 12/10/2019(d)	1,300	1,014	4.25%, 02/28/2020(e)	439	439
Martin Midstream Partners LP / Martin
Midstream Finance Corp
7.25%, 02/15/2021	1,043	1,001	Chemicals - 0.11%
			Axalta Coating Systems US Holdings Inc,
Navios Maritime Acquisition Corp / Navios			Term Loan B
Acquisition Finance US Inc			3.75%, 02/01/2020(e)	733	732
8.13%, 11/15/2021(d)	189	186
			AZ Chem US Inc, Term Loan
Navios Maritime Holdings Inc / Navios			7.50%, 06/10/2022(e)	247	246
Maritime Finance II US Inc
7.38%, 01/15/2022(d)	821	700			$978
8.13%, 02/15/2019	175	138	Commercial Services - 0.08%
Navios South American Logistics Inc / Navios			Acosta Holdco Inc, Term Loan B
Logistics Finance US Inc			4.26%, 09/26/2021(e)	239	239
7.25%, 05/01/2022(d)	594	559	Harland Clarke Holdings Corp, Term Loan
Ultrapetrol Bahamas Ltd			B2
8.88%, 06/15/2021	1,514	1,268	5.53%, 06/30/2017(e)	480	481
		$4,866	5.53%, 06/30/2017(e)	46	46

Trucking & Leasing - 0.06%					$766
Jurassic Holdings III Inc			Computers - 0.17%
6.88%, 02/15/2021(d)	800	560	Presidio Inc, Term Loan B
			5.25%, 02/02/2022(e)	789	792
TOTAL BONDS		$811,234	Riverbed Technology Inc, Term Loan B
	Principal		6.00%, 02/25/2022(e)	574	580
CONVERTIBLE BONDS - 0.07%	Amount (000's) Value (000's)		6.00%, 02/25/2022(e)	216	219

Electric - 0.07%					$1,591
Upstate New York Power Producers Inc			Consumer Products - 0.10%
20.00%, 06/15/2017(b),(c),(d)	323	613	Dell International LLC, Term Loan B2
			4.00%, 04/29/2020(e)	453	453
			Spectrum Brands Inc, Term Loan
Retail - 0.00%			3.75%, 06/16/2022(e)	420	421
Real Mex Restaurants Inc
1.12%, PIK 0.00%, 03/21/2018(b),(c),(f)	82	—			$874
			Diversified Financial Services - 0.08%
TOTAL CONVERTIBLE BONDS		$613	Walter Investment Management Corp, Term
Principal			Loan
SENIOR FLOATING RATE INTERESTS - 5.94%	Amount (000's) Value (000's)		4.75%, 12/11/2020(e)	801	766

Advertising - 0.27%
Advantage Sales & Marketing Inc, Term			Electric - 0.49%
Loan			Texas Competitive Electric Holdings Co LLC,
7.50%, 07/21/2022(e)	$1,799	$1,781	Term Loan EXT
Advantage Sales & Marketing Inc, Term Loan			4.67%, 10/10/2017(e)	8,239	4,202
B			Texas Competitive Electric Holdings Co LLC,
4.25%, 07/21/2021(e)	239	238	Term Loan NONEXT
Vertis Inc, Term Loan EXIT			4.67%, 10/10/2016(e)	510	255
0.00%, 12/31/2015(a),(b),(e)	1,359	1			$4,457
Visant Corp, Term Loan
7.00%, 08/13/2021(e)	447	432	Entertainment - 0.46%
		$2,452	Delta 2 Lux Sarl, Term Loan B
			7.75%, 07/29/2022(e)	600	598
Aerospace & Defense - 0.12%			Eldorado Resorts Inc, Term Loan
TransDigm Inc, Term Loan D			0.00%, 07/15/2022(e),(h)	430	431
3.75%, 05/21/2021(e)	239	239	Mohegan Tribal Gaming Authority, Term
TransDigm Inc, Term Loan E			Loan B
3.50%, 05/13/2022(e)	882	877	5.50%, 11/19/2019(e)	1,865	1,854
		$1,116	Scientific Games International Inc, Term Loan
			B1
Airlines - 0.04%			6.00%, 05/22/2020(e)	445	447
Delta Air Lines Inc, Term Loan B1
3.25%, 10/18/2018(e)	341	340	Shingle Springs Tribal Gaming Authority,
			Term Loan B
			6.25%, 08/22/2019(e)	413	415
Automobile Manufacturers - 0.31%			WMG Acquisition Corp, Term Loan B
FCA US LLC, Term Loan B			3.75%, 07/20/2020(e)	444	440
3.25%, 12/31/2018(e)	581	580			$4,185

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Food - 0.07%			Oil & Gas - 0.17%
Dole Food Co Inc, Term Loan B			Alon USA Partners LP, Term Loan B
4.50%, 10/25/2018(e)	$95	$94	9.25%, 11/13/2018(e)	$141	$142
4.50%, 12/01/2018(e)	16	16	Fieldwood Energy LLC, Term Loan
4.50%, 12/01/2018(e)	95	95	8.38%, 09/30/2020(e)	420	228
4.50%, 12/01/2018(e)	95	95	MEG Energy Corp, Term Loan B
4.50%, 12/01/2018(e)	95	95	3.75%, 03/31/2020(e)	477	464
4.50%, 12/01/2018(e)	95	95	Sabine Oil & Gas Corp, Term Loan B
4.50%, 12/01/2018(e)	95	95	0.00%, 01/18/2018(a),(e)	667	178
4.50%, 12/01/2018(e)	83	83	Shelf Drilling Midco Ltd, PIK Term Loan B
		$668	10.00%, PIK 0.75%, 10/08/2018(e),(f)	460	316
			W&T Offshore Inc, Term Loan
Food Service - 0.16%			9.00%, 05/05/2020(e)	200	189
Aramark Services Inc, Term Loan F					$1,517
3.25%, 02/21/2021(e)	1,495	1,492
			Oil & Gas Services - 0.04%
			Navios Maritime Midstream Partners LP,
Healthcare - Products - 0.05%			Term Loan
Alere Inc, Term Loan			5.50%, 06/18/2020(e)	191	189
4.25%, 06/10/2022(e)	220	221
			Stallion Oilfield Holdings Inc, Term Loan
DJO Finance LLC, Term Loan B			8.00%, 06/11/2018(e)	267	206
4.25%, 06/24/2020(e)	242	242
		$463			$395

Healthcare - Services - 0.10%			Packaging & Containers - 0.03%
			Berry Plastics Group Inc, Term Loan E
inVentiv Health Inc, Term Loan B4			3.75%, 12/18/2020(e)	240	240
7.75%, 05/15/2018(e)	867	868

Holding Companies - Diversified - 0.03%			Pharmaceuticals - 0.05%
			Valeant Pharmaceuticals International Inc,
Twin River Management Group Inc, Term			Term Loan BF1
Loan B			4.00%, 03/11/2022(e)	474	475
5.25%, 07/10/2020(e)	239	240

			Real Estate - 0.17%
Internet - 0.03%			Realogy Group LLC, Term Loan B
Go Daddy Operating Co LLC, Term Loan B			3.84%, 03/05/2020(e)	1,587	1,589
4.25%, 05/05/2021(e)	252	253

			Retail - 0.77%
Lodging - 0.21%			J Crew Group Inc, Term Loan B
ROC Finance LLC, Term Loan B			4.00%, 02/26/2021(e)	359	296
5.00%, 03/27/2019(e)	953	929
			4.00%, 02/26/2021(e)	301	248
Station Casinos LLC, Term Loan B			4.00%, 02/26/2021(e)	355	294
4.25%, 02/25/2018(e)	474	475
			4.00%, 02/26/2021(e)	354	292
4.25%, 02/25/2020(e)	469	470
			JC Penney Corp Inc, Term Loan
		$1,874	6.00%, 05/21/2018(e)	1,485	1,483
Media - 0.83%			PetSmart Inc, Term Loan B
Charter Communications Operating LLC,			4.31%, 03/10/2022(e)	1,456	1,461
Term Loan			Rite Aid Corp, Term Loan 2
0.00%, 01/23/2023(e),(h)	965	967	4.88%, 06/11/2021(e)	1,000	1,001
iHeartCommunications Inc, Term Loan D-			Sears Roebuck Acceptance Corp, Term Loan
EXT			B
6.94%, 01/23/2019(e)	3,572	3,278	5.50%, 06/30/2018(e)	1,157	1,145
Tribune Media Co, Term Loan B			Serta Simmons Bedding LLC, Term Loan B
3.75%, 12/27/2020(e)	335	335	4.25%, 09/19/2019(e)	353	354
3.75%, 12/27/2020(e)	514	515	4.25%, 10/01/2019(e)	148	149
Univision Communications Inc, Term Loan			4.25%, 10/01/2019(e)	290	291
C3					$7,014
4.00%, 03/01/2020(e)	924	923
4.00%, 03/01/2020(e)	376	376	Semiconductors - 0.28%
Univision Communications Inc, Term Loan			Avago Technologies Cayman Ltd, Term Loan
			B
C4			3.75%, 04/16/2019(e)	1,916	1,918
4.00%, 03/01/2020(e)	120	120
4.00%, 03/01/2020(e)	996	995	Freescale Semiconductor Inc, Term Loan B4
			4.25%, 02/13/2020(e)	607	608
		$7,509			$2,526
Mining - 0.08%
Coeur Mining Inc, Term Loan			Software - 0.27%
9.00%, 06/15/2020(b),(e)	360	353	Ellucian Inc, Term Loan B
			4.00%, 07/19/2018(e)	500	500
9.00%, 06/23/2020(e)	120	118
			Evergreen Skills Lux Sarl, Term Loan
FMG Resources August 2006 Pty Ltd, Term			3.75%, 04/08/2021(e)	225	224
Loan B			3.75%, 04/08/2021(e)	391	389
3.75%, 06/30/2019(e)	308	252
			First Data Corp, Term Loan B
		$723	3.94%, 06/24/2022(e)	810	809

See accompanying notes

		Schedule of Investments
		High Yield Fund I
		July 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)

Software (continued)
First Data Corp, Term Loan B1
3.69%, 09/24/2018(e)	$574	$573
		$2,495

Telecommunications - 0.27%
Altice Financing SA, Delay-Draw Term Loan
DD
5.50%, 07/15/2019(e)	690	699
Cincinnati Bell Inc, Term Loan B
4.00%, 08/09/2020(e)	28	28
4.00%, 08/09/2020(e)	27	27
4.00%, 08/20/2020(e)	28	28
CommScope Finance LLC, Term Loan B
3.75%, 05/27/2022(e)	345	346
Level 3 Financing Inc, Term Loan BI
3.94%, 01/15/2020(e)	688	689
Level 3 Financing Inc, Term Loan BIII
3.94%, 08/01/2019(e)	600	601
		$2,418

Transportation - 0.05%
OSG Bulk Ships Inc, Term Loan B-EXIT
5.25%, 08/05/2019(e)	89	88
Quality Distribution LLC, Term Loan
0.00%, 07/31/2023(e),(h)	345	328
		$416
TOTAL SENIOR FLOATING RATE INTERESTS		$53,996
Total Investments		$899,612
Other Assets in Excess of Liabilities, Net - 1.11%		$10,129
TOTAL NET ASSETS - 100.00%		$909,741

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $1,382 or 0.15% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,405 or 0.15% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $290,467 or 31.93% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2015.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after July 31, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	19.87%
Consumer, Non-cyclical	16.97%
Consumer, Cyclical	15.60%
Energy	12.46%
Financial	10.72%
Industrial	6.50%
Technology	5.06%
Basic Materials	4.52%
Utilities	3.60%
Exchange Traded Funds	3.18%
Diversified	0.41%
Other Assets in Excess of Liabilities, Net	1.11%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				JP Morgan Chase Bank NA
				0.69%, 06/14/2017(d)	$5,000	$4,999
Diversified Financial Services - 0.00%
Adelphia Recovery Trust (a),(b),(c)	658,740	5		Morgan Stanley
				2.65%, 01/27/2020	5,000	5,018
				3.80%, 04/29/2016	4,000	4,086
Transportation - 0.00%				3.95%, 04/23/2027	10,000	9,555
Trailer Bridge Inc (a),(b)	7,120	—		4.00%, 07/23/2025	5,000	5,098
				4.88%, 11/01/2022	2,000	2,121
TOTAL COMMON STOCKS		$5		5.50%, 07/28/2021	5,000	5,631
INVESTMENT COMPANIES - 5.30%	Shares Held	Value (000	's)	PNC Bank NA
				2.95%, 01/30/2023	5,000	4,890
Publicly Traded Investment Fund - 5.30%				2.95%, 02/23/2025	10,000	9,672
Goldman Sachs Financial Square Funds -	169,208,275	169,208		PNC Financial Services Group Inc/The
Government Fund				6.75%, 07/29/2049(d)	18,000	19,980
				SunTrust Bank/Atlanta GA
TOTAL INVESTMENT COMPANIES		$169,208		2.75%, 05/01/2023	15,000	14,348
	Principal			US Bancorp
BONDS - 59.83%	Amount (000's)	Value (000	's)	1.65%, 05/15/2017	9,000	9,097
Automobile Floor Plan Asset Backed Securities - 3.74%				2.95%, 07/15/2022	5,000	4,946
Ally Master Owner Trust				3.00%, 03/15/2022	2,000	2,023
0.64%, 04/15/2018(d)	$13,000	$13,004		3.60%, 09/11/2024	9,500	9,570
0.66%, 01/15/2019(d)	5,000	4,999		4.13%, 05/24/2021	3,000	3,257
BMW Floorplan Master Owner Trust				US Bank NA/Cincinnati OH
0.69%, 07/15/2020(d),(e)	13,500	13,444		2.80%, 01/27/2025	5,000	4,870
				Wells Fargo & Co
CNH Wholesale Master Note Trust				7.98%, 12/31/2049(d)	15,000	16,256
0.79%, 08/15/2019(d),(e)	13,000	13,011
Ford Credit Floorplan Master Owner Trust A						$254,494
0.57%, 01/15/2018(d)	14,000	14,004		Beverages - 1.16%
0.59%, 02/15/2019(d)	6,000	6,008		Anheuser-Busch InBev Worldwide Inc
Mercedes-Benz Master Owner Trust				2.50%, 07/15/2022	9,000	8,677
0.57%, 04/15/2020(d),(e)	15,000	15,016		7.75%, 01/15/2019	10,000	11,829
Nissan Master Owner Trust Receivables				Innovation Ventures LLC / Innovation
0.49%, 02/15/2018(d)	14,000	14,003		Ventures Finance Corp
0.59%, 01/15/2020(d)	15,000	15,024		9.50%, 08/15/2019(e)	16,264	16,711
Volkswagen Credit Auto Master Trust						$37,217
0.54%, 07/22/2019(d),(e)	11,000	10,984
		$119,497		Biotechnology - 1.19%
				Amgen Inc
Automobile Manufacturers - 1.55%				3.63%, 05/15/2022	4,500	4,573
American Honda Finance Corp				3.88%, 11/15/2021	13,000	13,676
0.78%, 10/07/2016(d)	4,500	4,517		Gilead Sciences Inc
1.60%, 02/16/2018(e)	10,000	10,029		3.50%, 02/01/2025	4,750	4,767
3.80%, 09/20/2021(e)	10,000	10,561		4.40%, 12/01/2021	14,000	15,168
Ford Motor Credit Co LLC						$38,184
3.98%, 06/15/2016	20,000	20,429
General Motors Co				Chemicals - 1.15%
4.88%, 10/02/2023	4,000	4,101		Airgas Inc
		$49,637		1.65%, 02/15/2018	13,500	13,440
				2.38%, 02/15/2020	7,000	6,883
Banks - 7.96%				3.65%, 07/15/2024	5,000	4,991
Bank of America Corp				Axiall Corp
5.42%, 03/15/2017	5,000	5,281		4.88%, 05/15/2023	2,500	2,406
6.50%, 07/15/2018	2,000	2,246		Eagle Spinco Inc
6.75%, 06/01/2028	2,000	2,445		4.63%, 02/15/2021	9,250	8,996
8.00%, 07/29/2049(d)	4,000	4,232				$36,716
8.13%, 12/29/2049(d)	10,000	10,688
Citigroup Inc				Commercial Services - 0.67%
3.88%, 03/26/2025	20,000	19,390		ERAC USA Finance LLC
4.50%, 01/14/2022	4,000	4,316		3.30%, 10/15/2022(e)	2,000	1,978
Goldman Sachs Group Inc/The				4.50%, 08/16/2021(e)	6,000	6,503
3.63%, 02/07/2016	5,000	5,070		6.38%, 10/15/2017(e)	4,000	4,393
3.63%, 01/22/2023	4,000	4,037		7.00%, 10/15/2037(e)	7,000	8,700
5.25%, 07/27/2021	13,000	14,471				$21,574
5.35%, 01/15/2016	2,000	2,040		Computers - 0.39%
ING Bank NV
3.75%, 03/07/2017(e)	5,000	5,182		Apple Inc
4.00%, 03/15/2016(e)	7,000	7,127		2.40%, 05/03/2023	13,000	12,417
JP Morgan Chase & Co
3.25%, 09/23/2022	5,000	5,002		Credit Card Asset Backed Securities - 0.87%
3.63%, 05/13/2024	15,000	15,068		Cabela's Credit Card Master Note Trust
3.90%, 07/15/2025	5,000	5,097		0.54%, 03/16/2020(d)	10,253	10,230
7.90%, 04/29/2049(d)	7,000	7,385		0.74%, 10/15/2019(d),(e)	9,500	9,520

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Credit Card Asset Backed Securities (continued)			Environmental Control - 1.66%
Cabela's Credit Card Master Note			ADS Waste Holdings Inc
Trust (continued)			8.25%, 10/01/2020	$21,000	$21,945
0.86%, 07/17/2023(d)	$8,000	$8,000	Republic Services Inc
		$27,750	3.20%, 03/15/2025	10,000	9,714
			3.55%, 06/01/2022	6,000	6,071
Diversified Financial Services - 1.64%			3.80%, 05/15/2018	2,000	2,104
General Electric Capital Corp			5.00%, 03/01/2020	12,000	13,188
1.29%, 03/15/2023(d)	13,000	13,018
5.30%, 02/11/2021	2,000	2,259			$53,022
International Lease Finance Corp			Food - 0.62%
8.63%, 01/15/2022	3,000	3,690	Kraft Heinz Foods Co
8.75%, 03/15/2017(d)	8,500	9,270	3.50%, 07/15/2022(e)	5,000	5,042
Jefferies Finance LLC / JFIN Co-Issuer Corp			3.95%, 07/15/2025(e)	14,500	14,696
7.38%, 04/01/2020(e)	3,750	3,750			$19,738
Jefferies Group LLC
5.13%, 04/13/2018	5,000	5,288	Forest Products & Paper - 0.56%
5.13%, 01/20/2023	1,500	1,530	Plum Creek Timberlands LP
6.25%, 01/15/2036	9,000	8,981	3.25%, 03/15/2023	5,000	4,861
8.50%, 07/15/2019	4,000	4,769	4.70%, 03/15/2021	12,000	12,892
		$52,555			$17,753

Electric - 5.84%			Healthcare - Services - 2.04%
Exelon Generation Co LLC			HCA Inc
6.20%, 10/01/2017	14,000	15,265	5.88%, 05/01/2023	4,500	4,838
6.25%, 10/01/2039	3,000	3,325	7.50%, 02/15/2022	3,000	3,495
GenOn Americas Generation LLC			7.50%, 11/06/2033	1,700	1,836
8.50%, 10/01/2021	12,500	11,625	HealthSouth Corp
GenOn Energy Inc			5.75%, 11/01/2024	2,000	2,020
9.88%, 10/15/2020	6,500	6,484	7.75%, 09/15/2022	4,440	4,635
			Roche Holdings Inc
LG&E and KU Energy LLC			0.62%, 09/30/2019(d),(e)	31,000	30,984
3.75%, 11/15/2020	5,000	5,246
4.38%, 10/01/2021	5,000	5,405	Vantage Oncology LLC / Vantage Oncology
			Finance Co
Metropolitan Edison Co			9.50%, 06/15/2017(e)	18,000	17,280
3.50%, 03/15/2023(e)	9,000	8,938
NiSource Finance Corp					$65,088
3.85%, 02/15/2023	2,000	2,073	Insurance - 2.86%
6.13%, 03/01/2022	5,000	5,808	Berkshire Hathaway Finance Corp
Oncor Electric Delivery Co LLC			0.59%, 01/12/2018(d)	14,500	14,499
2.95%, 04/01/2025(e)	4,000	3,848	Berkshire Hathaway Inc
7.00%, 09/01/2022	17,000	20,874	3.00%, 02/11/2023	5,000	5,028
PacifiCorp			3.75%, 08/15/2021	5,000	5,386
5.25%, 06/15/2035	5,000	5,702	Fidelity National Financial Inc
6.25%, 10/15/2037	2,000	2,554	5.50%, 09/01/2022	5,000	5,361
Solar Star Funding LLC			6.60%, 05/15/2017	12,000	12,937
3.95%, 06/30/2035(e)	7,000	6,604	First American Financial Corp
5.38%, 06/30/2035(e)	15,500	17,411	4.30%, 02/01/2023	20,000	19,932
Southwestern Electric Power Co			4.60%, 11/15/2024	5,000	5,074
3.55%, 02/15/2022	12,000	12,325	Prudential Financial Inc
Talen Energy Supply LLC			4.50%, 11/16/2021	2,000	2,183
4.60%, 12/15/2021	11,000	9,848	5.38%, 06/21/2020	2,000	2,254
6.50%, 05/01/2018	3,000	3,210	7.38%, 06/15/2019	4,000	4,742
TransAlta Corp			8.88%, 06/15/2068(d)	12,000	14,025
4.50%, 11/15/2022	18,000	17,863			$91,421
6.65%, 05/15/2018	4,000	4,388
Tucson Electric Power Co			Internet - 0.06%
3.85%, 03/15/2023	14,000	14,382	VeriSign Inc
5.15%, 11/15/2021	3,000	3,343	5.25%, 04/01/2025	1,750	1,763
		$186,521

Electronics - 0.63%			Iron & Steel - 1.19%
Corning Inc			Allegheny Technologies Inc
2.90%, 05/15/2022	5,000	5,005	5.95%, 01/15/2021	16,000	15,200
			6.63%, 08/15/2023(d)	7,000	6,599
4.25%, 08/15/2020	10,000	10,945
4.75%, 03/15/2042	4,000	4,170	ArcelorMittal
			6.25%, 03/01/2021(d)	16,000	16,160
		$20,120
					$37,959
Entertainment - 0.19%
Greektown Holdings LLC/Greektown			Leisure Products & Services - 0.17%
Mothership Corp			Royal Caribbean Cruises Ltd
8.88%, 03/15/2019(e)	1,250	1,325	7.25%, 03/15/2018	5,000	5,494
Peninsula Gaming LLC / Peninsula Gaming
Corp
8.38%, 02/15/2018(e)	4,500	4,691
		$6,016

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Lodging - 0.13%			Oil & Gas Services (continued)
Boyd Gaming Corp			Weatherford International
6.88%, 05/15/2023	$4,000	$4,160	Ltd/Bermuda (continued)
			5.13%, 09/15/2020	$14,000	$13,562

Media - 2.05%					$47,036
21st Century Fox America Inc			Other Asset Backed Securities - 1.21%
4.50%, 02/15/2021	5,000	5,436	Drug Royalty II LP 2
6.40%, 12/15/2035	8,000	9,523	3.48%, 07/15/2023(d),(e)	15,600	15,806
Comcast Corp			PFS Financing Corp
2.85%, 01/15/2023	10,000	9,793	0.74%, 02/15/2018(d),(e)	14,000	13,989
3.13%, 07/15/2022	2,000	2,010	0.81%, 04/15/2020(d),(e)	9,000	8,925
5.15%, 03/01/2020	2,000	2,246			$38,720
Historic TW Inc
9.15%, 02/01/2023	5,260	6,969	Packaging & Containers - 0.26%
NBCUniversal Enterprise Inc			Sealed Air Corp
0.97%, 04/15/2018(d),(e)	3,000	3,003	5.50%, 09/15/2025(e)	2,000	2,043
			6.88%, 07/15/2033(e)	6,000	6,120
Time Warner Cable Inc
4.00%, 09/01/2021	2,000	2,008			$8,163
4.13%, 02/15/2021	2,000	2,045	Pharmaceuticals - 0.88%
5.00%, 02/01/2020	2,000	2,145	AbbVie Inc
6.55%, 05/01/2037	6,000	6,127	2.90%, 11/06/2022	13,750	13,341
6.75%, 06/15/2039	5,500	5,706	Actavis Funding SCS
7.30%, 07/01/2038	7,750	8,457	3.45%, 03/15/2022	5,000	4,918
		$65,468	3.80%, 03/15/2025	10,000	9,749
Mining - 0.57%					$28,008
Glencore Canada Corp			Pipelines - 2.60%
6.00%, 10/15/2015	12,000	12,102	Buckeye Partners LP
Glencore Finance Canada Ltd			4.15%, 07/01/2023	10,000	9,621
4.25%, 10/25/2022(d),(e)	2,000	1,933
4.95%, 11/15/2021(e)	4,000	4,116	4.35%, 10/15/2024	7,500	7,331
			Columbia Pipeline Group Inc
		$18,151	4.50%, 06/01/2025(e)	11,000	10,944
Office & Business Equipment - 0.02%			El Paso Natural Gas Co LLC
CDW LLC / CDW Finance Corp			7.50%, 11/15/2026	9,500	11,424
5.50%, 12/01/2024	500	503	Express Pipeline LLC
			7.39%, 12/31/2019(e)	3,516	3,722
			Southeast Supply Header LLC
Oil & Gas - 4.93%			4.25%, 06/15/2024(e)	14,000	13,505
BG Energy Capital PLC			Southern Natural Gas Co LLC
2.88%, 10/15/2016(e)	2,000	2,036	8.00%, 03/01/2032	4,000	4,762
4.00%, 10/15/2021(e)	11,500	12,221	Tennessee Gas Pipeline Co LLC
BP Capital Markets PLC			8.38%, 06/15/2032	2,000	2,420
2.50%, 11/06/2022	3,000	2,849	TransCanada PipeLines Ltd
3.25%, 05/06/2022	4,000	4,027	0.96%, 06/30/2016(d)	5,000	5,006
4.75%, 03/10/2019	14,000	15,326	6.10%, 06/01/2040	5,000	5,656
Helmerich & Payne International Drilling Co			7.25%, 08/15/2038	7,000	8,858
4.65%, 03/15/2025(e)	7,000	7,211
					$83,249
Linn Energy LLC / Linn Energy Finance
Corp			REITS - 5.79%
6.50%, 05/15/2019	16,000	9,840	Alexandria Real Estate Equities Inc
Nabors Industries Inc			3.90%, 06/15/2023	4,000	3,986
5.00%, 09/15/2020	14,000	14,551	4.60%, 04/01/2022	20,500	21,736
5.10%, 09/15/2023	5,000	4,996	BioMed Realty LP
Petro-Canada			3.85%, 04/15/2016	6,000	6,101
9.25%, 10/15/2021	8,500	11,291	4.25%, 07/15/2022	8,000	8,153
Phillips 66			6.13%, 04/15/2020	8,000	9,026
4.30%, 04/01/2022	9,000	9,482	CubeSmart LP
Rowan Cos Inc			4.38%, 12/15/2023	8,000	8,328
4.88%, 06/01/2022	8,000	7,673	4.80%, 07/15/2022	9,000	9,733
5.00%, 09/01/2017	14,000	14,429	Duke Realty LP
Tesoro Corp			3.88%, 10/15/2022	3,000	3,050
5.38%, 10/01/2022	8,750	8,881	4.38%, 06/15/2022	4,000	4,184
W&T Offshore Inc			HCP Inc
8.50%, 06/15/2019	25,250	15,340	2.63%, 02/01/2020	5,000	4,960
Whiting Petroleum Corp			3.75%, 02/01/2019	5,000	5,208
5.75%, 03/15/2021	18,000	17,550	5.38%, 02/01/2021	3,000	3,307
		$157,703	Health Care REIT Inc
			3.75%, 03/15/2023	3,000	2,980
Oil & Gas Services - 1.47%			4.50%, 01/15/2024	5,000	5,172
Exterran Partners LP / EXLP Finance Corp			4.95%, 01/15/2021	3,000	3,274
6.00%, 04/01/2021	24,000	21,900	6.13%, 04/15/2020	2,000	2,287
Weatherford International Ltd/Bermuda			6.20%, 06/01/2016	3,000	3,119
4.50%, 04/15/2022	12,750	11,574

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

REITS (continued)			Oil & Gas (continued)
Healthcare Realty Trust Inc			Drillships Ocean Ventures Inc, Term Loan B
3.88%, 05/01/2025	$5,000	$4,873	5.50%, 07/16/2021(d)	$1,485	$1,216
5.75%, 01/15/2021	4,000	4,453			$8,691
Hospitality Properties Trust
4.50%, 06/15/2023	5,000	4,999	Transportation - 0.09%
4.65%, 03/15/2024	5,000	4,988	Trailer Bridge Inc, Term Loan
			10.00%, 04/02/2016(b),(c),(d)	2,727	2,727
5.00%, 08/15/2022	14,000	14,590
Kimco Realty Corp
6.88%, 10/01/2019	12,000	14,031	TOTAL SENIOR FLOATING RATE INTERESTS		$11,418
Simon Property Group LP			U.S. GOVERNMENT & GOVERNMENT	Principal
2.75%, 02/01/2023	7,000	6,818	AGENCY OBLIGATIONS - 33.52%	Amount (000's) Value (000's)
4.38%, 03/01/2021	3,000	3,257	Federal Home Loan Mortgage Corporation (FHLMC) -
10.35%, 04/01/2019	9,000	11,409	5.10%
Ventas Realty LP / Ventas Capital Corp			3.00%, 10/01/2042	$13,403	$13,485
3.25%, 08/15/2022	8,000	7,778	3.00%, 10/01/2042	14,132	14,219
4.00%, 04/30/2019	3,000	3,161	3.00%, 11/01/2042	13,883	13,968
		$184,961	3.50%, 10/01/2041	7,934	8,247
			3.50%, 04/01/2042	10,606	11,030
Savings & Loans - 0.21%			3.50%, 04/01/2042	9,756	10,115
First Niagara Financial Group Inc			4.00%, 04/01/2039	6,302	6,783
7.25%, 12/15/2021	6,000	6,695	4.00%, 02/01/2045	15,478	16,455
			4.50%, 08/01/2033	841	913
Software - 1.30%			4.50%, 08/01/2033	1,896	2,059
Oracle Corp			4.50%, 08/01/2033	1,659	1,804
2.50%, 05/15/2022	24,000	23,323	4.50%, 05/01/2039	4,267	4,620
2.95%, 05/15/2025	19,000	18,304	4.50%, 06/01/2039	3,656	3,983
		$41,627	4.50%, 07/01/2039	9,476	10,358
			4.50%, 12/01/2040	9,698	10,544
Storage & Warehousing - 0.09%			4.50%, 10/01/2041	12,835	14,007
Mobile Mini Inc			5.00%, 08/01/2035	1,456	1,614
7.88%, 12/01/2020	2,750	2,860	5.00%, 11/01/2035	1,618	1,785
			5.00%, 10/01/2038	2,667	2,896
Telecommunications - 0.65%			5.00%, 08/01/2039	6,136	6,768
Qwest Corp			5.50%, 11/01/2017	287	299
6.75%, 12/01/2021	19,000	20,673	5.50%, 01/01/2018	58	60
			5.50%, 05/01/2031	289	323
			5.50%, 06/01/2035	1,025	1,146
Transportation - 0.82%			5.50%, 01/01/2036	1,585	1,769
Navios Maritime Holdings Inc / Navios			5.50%, 04/01/2036	1,730	1,950
Maritime Finance II US Inc			6.00%, 03/01/2031	63	71
7.38%, 01/15/2022(e)	14,000	11,935	6.00%, 05/01/2032	252	288
Trailer Bridge Inc			6.00%, 06/01/2038	726	819
0.00%, 11/15/2015(a),(b),(c)	12,000	—	6.50%, 01/01/2029	73	85
16.25%, 03/31/2017(b),(c),(d)	15,014	14,360	6.50%, 05/01/2029	127	145
		$26,295	6.50%, 06/01/2029	62	72
			6.50%, 06/01/2029	125	144
Trucking & Leasing - 0.71%			6.50%, 08/01/2029	72	83
Penske Truck Leasing Co Lp / PTL Finance			7.00%, 01/01/2032	61	64
Corp
3.75%, 05/11/2017(e)	22,000	22,726			$162,971
			Federal National Mortgage Association (FNMA) - 15.37%
TOTAL BONDS		$1,911,934	3.00%, 03/01/2042	11,060	11,181
	Principal		3.00%, 03/01/2042	10,849	10,968
CONVERTIBLE BONDS - 0.72%	Amount (000's) Value (000's)		3.00%, 05/01/2042	12,421	12,559
			3.00%, 06/01/2042	11,536	11,666
Automobile Parts & Equipment - 0.36%			3.00%, 06/01/2042	11,623	11,752
Meritor Inc			3.50%, 12/01/2040	8,420	8,758
7.88%, 03/01/2026	7,063	11,562	3.50%, 01/01/2041	7,143	7,430
			3.50%, 01/01/2041	6,792	7,064
Pharmaceuticals - 0.36%			3.50%, 12/01/2041	6,232	6,481
Omnicare Inc			3.50%, 01/01/2042	9,185	9,567
3.25%, 12/15/2035	3,720	4,678	3.50%, 03/01/2042	10,190	10,599
3.50%, 02/15/2044	4,622	6,771	3.50%, 04/01/2042	13,054	13,579
		$11,449	3.50%, 02/01/2043	16,045	16,714
TOTAL CONVERTIBLE BONDS		$23,011	3.50%, 06/01/2043	15,871	16,533
Principal			3.50%, 03/01/2045	15,707	16,364
SENIOR FLOATING RATE INTERESTS - 0.36%	Amount (000's) Value (000's)		4.00%, 03/01/2039	4,760	5,066
			4.00%, 08/01/2040	4,697	5,023
Oil & Gas - 0.27%			4.00%, 09/01/2040	8,990	9,630
Drillships Financing Holding Inc, Term Loan			4.00%, 11/01/2040	3,699	3,957
B1			4.00%, 11/01/2040	5,708	6,102
6.00%, 03/31/2021(d)	$9,663	$7,475	4.00%, 10/01/2041	5,737	6,120
			4.00%, 10/01/2041	7,588	8,106

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
4.00%, 11/01/2041	$16,219	$17,302	4.38%, 02/15/2038	$15,000	$19,047
4.00%, 04/01/2042	10,589	11,316			$416,404
4.00%, 08/01/2043	17,220	18,446	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 08/01/2043	14,867	15,973	OBLIGATIONS		$1,071,261
4.00%, 11/01/2043	14,864	15,881	Total Investments		$3,186,837
4.00%, 11/01/2043	16,863	18,074	Other Assets in Excess of Liabilities, Net - 0.27%		$8,735
4.00%, 01/01/2044	15,683	16,757	TOTAL NET ASSETS - 100.00%		$3,195,572
4.00%, 02/01/2044	16,609	17,796
4.00%, 09/01/2044	14,784	15,763
4.50%, 06/01/2039	2,309	2,504	(a) Non-Income Producing Security
4.50%, 08/01/2039	3,100	3,369	(b)	Fair value of these investments is determined in good faith by the Manager
4.50%, 05/01/2040	4,546	4,961	under procedures established and periodically reviewed by the Board of
4.50%, 08/01/2040	16,215	17,627	Directors. At the end of the period, the fair value of these securities totaled
4.50%, 10/01/2040	11,079	12,044	$17,092 or 0.53% of net assets.
4.50%, 12/01/2040	11,659	12,744	(c)	Security is Illiquid. At the end of the period, the value of these securities
4.50%, 08/01/2041	14,625	15,904	totaled $17,092 or 0.53% of net assets.
4.50%, 10/01/2043	13,490	14,636	(d) Variable Rate. Rate shown is in effect at July 31, 2015.
4.50%, 05/01/2044	20,697	22,557	(e)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 01/01/2018	232	243	1933. These securities may be resold in transactions exempt from
5.00%, 10/01/2032	173	191	registration, normally to qualified institutional buyers. At the end of the
5.00%, 08/01/2035	3,147	3,481	period, the value of these securities totaled $387,963 or 12.14% of net
5.00%, 04/01/2039	1,539	1,711	assets.
5.00%, 12/01/2039	2,212	2,447
5.00%, 04/01/2040	4,634	5,164
5.00%, 06/01/2040	4,179	4,658
5.50%, 03/01/2033	312	349	Portfolio Summary (unaudited)
5.50%, 02/01/2035	3,148	3,566	Sector		Percent
6.00%, 04/01/2032	133	152	Mortgage Securities		20.49%
6.50%, 09/01/2028	51	59	Financial		18.46%
6.50%, 11/01/2028	34	40	Government		13.03%
6.50%, 05/01/2031	26	30	Energy		9.27%
6.50%, 05/01/2032	231	266	Consumer, Non-cyclical		6.92%
7.00%, 01/01/2030	4	5	Utilities		5.84%
		$491,235	Asset Backed Securities		5.82%
Government National Mortgage Association (GNMA) -			Exchange Traded Funds		5.30%
0.02%			Industrial		4.17%
6.00%, 05/20/2032(d)	471	532	Basic Materials		3.47%
7.00%, 06/20/2031	97	119	Communications		2.76%
		$651	Consumer, Cyclical		2.49%
			Technology		1.71%
U.S. Treasury - 13.03%			Other Assets in Excess of Liabilities, Net		0.27%
0.63%, 12/15/2016	15,000	15,026	TOTAL NET ASSETS		100.00%
0.75%, 10/31/2017	15,000	14,996
0.88%, 02/28/2017	15,000	15,080
1.25%, 10/31/2019	15,000	14,921
1.38%, 11/30/2018	15,000	15,127
1.63%, 04/30/2019	15,000	15,199
1.63%, 07/31/2019	15,000	15,169
1.63%, 06/30/2020	15,000	15,062
1.63%, 11/15/2022	15,000	14,627
1.75%, 05/31/2016	15,000	15,182
1.75%, 05/15/2022	15,000	14,830
1.75%, 05/15/2023	15,000	14,667
2.00%, 11/15/2021	15,000	15,134
2.38%, 05/31/2018	15,000	15,599
2.50%, 05/15/2024	15,000	15,416
2.63%, 11/15/2020	15,000	15,727
2.75%, 11/15/2023	15,000	15,759
2.88%, 05/15/2043	15,000	14,818
3.00%, 11/15/2044	15,000	15,183
3.13%, 05/15/2021	15,000	16,125
3.13%, 08/15/2044	15,000	15,554
3.38%, 05/15/2044	15,000	16,302
3.50%, 02/15/2039	15,000	16,726
3.63%, 02/15/2020	15,000	16,418
3.63%, 02/15/2044	15,000	17,067
3.75%, 11/15/2043	10,000	11,643

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 3.10%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 3.10%
BlackRock Liquidity Funds FedFund Portfolio	51,644,705	$51,645	Other Asset Backed Securities (continued)
			Asset-Backed Pass-Through Certificates
TOTAL INVESTMENT COMPANIES		$51,645	Series 2004-R2
	Principal		0.81%, 04/25/2034(a)		$165	$162
BONDS - 4.80%	Amount (000's) Value (000's)		Countrywide Asset-Backed Certificates
			1.32%, 12/25/2032(a)		44	40
Commercial Mortgage Backed Securities - 0.03%			Fannie Mae Grantor Trust 2004-T9
CD 2007-CD4 Commercial Mortgage Trust			0.50%, 04/25/2035(a)		14	15
0.37%, 12/11/2049(a),(b)	$5,493	$25	Fannie Mae REMIC Trust 2003-W16
Commercial Mortgage Trust 2007-GG9			0.49%, 11/25/2033(a)		1	1
0.24%, 03/10/2039(a),(b)	32,734	123	Long Beach Mortgage Loan Trust 2004-2
G-FORCE 2005-RR2 LLC			0.98%, 06/25/2034(a)		104	100
0.49%, 12/25/2039(a),(b),(c)	316	296				$330
Ginnie Mae
0.69%, 03/16/2047(a)	715	19	Sovereign - 4.46%
ML-CFC Commercial Mortgage Trust 2006-			Bundesrepublik Deutschland Bundesobligation
3			Inflation Linked Bond
0.70%, 07/12/2046(a),(b)	12,399	78	0.75%, 04/15/2018	EUR	3,768	4,256
		$541	Deutsche Bundesrepublik Inflation Linked
			Bond
Home Equity Asset Backed Securities - 0.01%			1.50%, 04/15/2016		18	19
New Century Home Equity Loan Trust 2005-			Italy Buoni Poliennali Del Tesoro
1			2.10%, 09/15/2016		43	48
0.77%, 03/25/2035(a)	55	55	2.35%, 09/15/2024(b)		14,656	18,360
Option One Mortgage Loan Trust 2005-1			2.55%, 09/15/2041		1,670	2,295
1.69%, 02/25/2035(a)	23	3	2.60%, 09/15/2023		1,078	1,370
		$58	Japanese Government CPI Linked Bond
Mortgage Backed Securities - 0.28%			0.10%, 09/10/2024	JPY	2,127,700	18,348
Alternative Loan Trust 2007-OA7			Mexican Udibonos
0.40%, 05/25/2047(a)	1,316	603	4.00%, 06/13/2019	MXN	195,548	13,102
			New Zealand Government Bond
Bear Stearns ALT-A Trust 2007-2			3.06%, 09/20/2030(a)	NZD	21,546	16,583
0.36%, 04/25/2037(a)	529	382
Chase Mortgage Finance Trust Series 2007-						$74,381
A2			TOTAL BONDS			$80,007
2.69%, 07/25/2037(a)	117	117	U.S. GOVERNMENT & GOVERNMENT	Principal
Fannie Mae REMIC Trust 2004-W5			AGENCY OBLIGATIONS - 91.23%	Amount (000's) Value (000's)
0.64%, 02/25/2047(a)	38	38
			U.S. Treasury - 0.91%
Fannie Mae REMIC Trust 2005-W2			1.63%, 07/31/2019		$15,000	$15,169
0.39%, 05/25/2035(a)	27	26
Freddie Mac REMICS
0.59%, 09/15/2033(a)	32	32	U.S. Treasury Inflation-Indexed Obligations - 90.32%
0.64%, 06/15/2023(a)	3	3	0.13%, 04/15/2016		43,308	43,105
Ginnie Mae			0.13%, 04/15/2017		71,151	71,451
0.54%, 10/20/2031(a)	1	1	0.13%, 04/15/2018		71,457	71,937
HomeBanc Mortgage Trust 2005-5			0.13%, 04/15/2019		95,520	95,885
0.53%, 01/25/2036(a)	503	437	0.13%, 04/15/2020		57,324	57,257
Impac CMB Trust Series 2004-5			0.13%, 01/15/2022		55,673	54,907
2.52%, 10/25/2034(a)	33	25	0.13%, 07/15/2022		17,238	17,030
Impac CMB Trust Series 2004-6			0.13%, 01/15/2023		63,011	61,643
1.17%, 10/25/2034(a)	20	19	0.13%, 07/15/2024		91,022	88,398
Impac CMB Trust Series 2005-1			0.25%, 01/15/2025		143,183	139,917
0.81%, 04/25/2035(a)	143	128	0.38%, 07/15/2023		20,805	20,781
Impac CMB Trust Series 2005-5			0.38%, 07/15/2025		17,599	17,423
0.96%, 08/25/2035(a)	30	20	0.63%, 07/15/2021		10,784	11,046
Impac CMB Trust Series 2007-A			0.63%, 01/15/2024		92,050	93,187
0.44%, 05/25/2037(a),(b)	645	620	0.63%, 02/15/2043		29,396	26,369
JP Morgan Alternative Loan Trust 2007-A1			0.75%, 02/15/2042		27,628	25,674
0.34%, 03/25/2037(a)	706	660	0.75%, 02/15/2045		67,995	62,879
Merrill Lynch Alternative Note Asset Trust			1.13%, 01/15/2021		87,234	91,494
Series 2007-A3			1.25%, 07/15/2020		17,692	18,733
0.40%, 04/25/2037(a)	2,648	1,505	1.38%, 07/15/2018		7,008	7,360
WaMu Mortgage Pass-Through Certificates			1.38%, 01/15/2020		26,111	27,641
Series 2005-AR2 Trust			1.38%, 02/15/2044		58,949	63,592
0.56%, 01/25/2045(a)	80	73	1.75%, 01/15/2028		27,589	31,327
WaMu Mortgage Pass-Through Certificates			2.00%, 01/15/2026		19,781	22,662
Series 2006-AR9 Trust			2.13%, 02/15/2040		18,527	23,010
0.41%, 08/25/2046(a)	65	8	2.13%, 02/15/2041		14,251	17,823
		$4,697	2.38%, 01/15/2025		61,391	71,919
			2.38%, 01/15/2027		20,996	25,129
Other Asset Backed Securities - 0.02%			2.50%, 07/15/2016		19,702	20,207
Argent Securities Trust 2006-W3			2.50%, 01/15/2029		35,876	44,312
0.31%, 04/25/2036(a)	32	12	3.38%, 04/15/2032		2,653	3,751
			3.63%, 04/15/2028		27,237	37,121

See accompanying notes

		Schedule of Investments
		Inflation Protection Fund
		July 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029(d)	$28,758	$40,786
		$1,505,756
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,520,925
TOTAL PURCHASED OPTIONS - 0.23%		$3,947
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.06%		$1,041
Total Investments		$1,657,565
Other Assets in Excess of Liabilities, Net - 0.58%		$9,608
TOTAL NET ASSETS - 100.00%		$1,667,173

(a)	Variable Rate. Rate shown is in effect at July 31, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,502 or 1.17% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $296 or 0.02% of net assets.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,229 or 0.19% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			95.69%
Exchange Traded Funds			3.10%
Mortgage Securities			0.31%
Purchased Options			0.23%
Purchased Interest Rate Swaptions			0.06%
Asset Backed Securities			0.03%
Other Assets in Excess of Liabilities, Net			0.58%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	08/11/2015	CAD	15,860,000	$12,447	$12,127	$—	$(320)
Barclays Bank PLC	08/17/2015	AUD	5,335,000	4,069	3,896	—	(173)
Citigroup Inc	08/11/2015	EUR	22,755,000	25,151	24,992	—	(159)
Citigroup Inc	08/17/2015	AUD	15,780,000	11,852	11,524	—	(328)
Citigroup Inc	09/15/2015	MXN	113,336,000	7,333	7,013	—	(320)
Commonwealth Bank of Australia	08/17/2015	AUD	5,205,000	3,997	3,801	—	(196)
Deutsche Bank AG	08/11/2015	AUD	11,420,000	8,300	8,343	43	—
Deutsche Bank AG	08/11/2015	CAD	5,212,500	4,099	3,985	—	(114)
Deutsche Bank AG	08/11/2015	EUR	7,620,000	8,388	8,369	—	(19)
Deutsche Bank AG	08/11/2015	JPY	4,042,012,587	32,963	32,617	—	(346)
Goldman Sachs & Co	08/11/2015	AUD	13,165,000	9,704	9,618	—	(86)
Goldman Sachs & Co	08/11/2015	CAD	25,390,000	19,548	19,413	—	(135)
RBC Dominion Securities	09/15/2015	JPY	105,179,000	853	849	—	(4)
UBS AG	08/31/2015	JPY	529,433,847	4,296	4,273	—	(23)
Total						$43	$(2,223)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	08/05/2015	JPY	882,954,500	$7,213	$7,124	$89	$—
Bank of America NA	09/03/2015	JPY	1,176,751,000	9,470	9,499	—	(29)
Barclays Bank PLC	08/11/2015	EUR	22,755,000	25,298	24,992	306	—
Barclays Bank PLC	08/11/2015	JPY	1,502,853,950	12,446	12,127	319	—
Barclays Bank PLC	08/17/2015	AUD	5,335,000	4,117	3,896	221	—
BNP Paribas	08/17/2015	AUD	4,036,875	3,027	2,948	79	—
BNP Paribas	10/20/2015	MXN	212,600,000	13,343	13,118	225	—
Deutsche Bank AG	08/11/2015	CAD	42,505,000	32,962	32,499	463	—
Deutsche Bank AG	08/11/2015	EUR	7,509,150	8,342	8,247	95	—
Deutsche Bank AG	08/11/2015	JPY	1,524,076,462	12,400	12,299	101	—
Deutsche Bank AG	08/17/2015	AUD	11,998,125	8,927	8,762	165	—
Goldman Sachs & Co	08/05/2015	JPY	587,593,000	4,730	4,741	—	(11)

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2015 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver			In Exchange For	Fair Value	Asset	Liability
Goldman Sachs & Co		08/11/2015	JPY	3,623,234,853		$29,253	$29,238	$15		$—
Goldman Sachs & Co		09/01/2015	AUD	5,590,000		4,056	4,078	—		(22)
HSBC Securities Inc		08/05/2015	JPY	882,954,500		7,187	7,124	63		—
HSBC Securities Inc		10/20/2015	NZD	23,924,000		15,911	15,689	222		—
UBS AG		08/05/2015	EUR	23,193,000		25,987	25,472	515		—
UBS AG		08/31/2015	CAD	5,603,364		4,297	4,284	13		—
UBS AG		09/03/2015	EUR	23,193,000		25,758	25,478	280		—
UBS AG		09/03/2015	JPY	1,176,751,000		9,465	9,499	—		(34)
Total							$	3,171		$(96)

Amounts in thousands except contracts

Futures Contracts

								Fair Value	Unrealized
Type		Long/Short		Contracts		Notional Value		Appreciation/(Depreciation)
90 Day Eurodollar; December 2015			Short	1,000		$248,659	$	248,687 $		(28)
90 Day Eurodollar; December 2017			Short	953		233,438		233,723		(285)
Euro-Bobl 5 Year; September 2015			Short	8		1,144		1,145		(1)
Euro-BTP; September 2015			Short	81		12,023		12,161		(138)
Japan 10 Year Bond TSE; September 2015			Short	80		94,552		95,243		(691)
UK 10 Year Gilt; September 2015			Short	59		10,575		10,808		(233)
US 10 Year Note; September 2015			Long	310		39,507		39,506		(1)
US 2 Year Note; September 2015			Long	147		32,131		32,202		71
US 5 Year Note; September 2015			Long	17		2,032		2,037		5
US Long Bond; September 2015			Short	44		6,807		6,861		(54)
US Ultra Bond; September 2015			Short	320		50,601		51,050		(449)
Total								$		(1,804)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums		Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016		$20,405	$— $	(115)	$—	$(115)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		20,405	—	(164)	—	(164)
	Consumers
	NAS(CPURNSA)
Total							$— $	(279)	$—	$(279)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums		Unrealized
	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Receive	0.48%	08/08/2015		$49,700	$— $	(2)		$(2)
	3 Month LIBOR	Receive	2.20%	08/09/2020		21,200	1	(543)		(542)
	3 Month LIBOR	Pay	2.26%	03/09/2025		12,200	—	(14)		(14)
Total							$1 $	(559)		$(558)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 30 Year Interest	Barclays Bank PLC	3 Month	Pay	3.00%	11/22/2017	$4,900	$344	$502 $		158
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Receive	2.85%	09/07/2015	27,100	246	5		(241)
Rate Swap		LIBOR

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
July 31, 2015 (unaudited)

Interest Rate Swaptions (continued)

				Pay/
				Receive					Upfront
Purchased Swaptions			Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date		Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Put - 10 Year Interest	Barclays Bank PLC		3 Month	Receive	2.85%	09/07/2015		$54,200	$436	$10	$(426)
Rate Swap			LIBOR
Put - 10 Year Interest	Barclays Bank PLC		3 Month	Receive	2.85%	09/17/2015		27,000	160	13	(147)
Rate Swap			LIBOR
Put - 10 Year Interest	Barclays Bank PLC		3 Month	Receive	2.75%	01/18/2016		35,800	309	331	22
Rate Swap			LIBOR
Put - 30 Year Interest	Barclays Bank PLC		3 Month	Receive	4.00%	11/22/2017		6,900	313	180	(133)
Rate Swap			LIBOR
Total									$1,808	$1,041	$(767)

				Pay/
				Receive					Upfront
Written Swaptions			Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date		Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 10 Year Interest	Barclays Bank PLC		3 Month	Receive	2.10%	03/07/2017		$8,800	$(168)	$(159)	$9
Rate Swap			LIBOR
Call - 10 Year Interest	Barclays Bank PLC		3 Month	Receive	2.10%	03/07/2017		17,600	(391)	(318)	73
Rate Swap			LIBOR
Call - 10 Year Interest	Barclays Bank PLC		3 Month	Receive	2.15%	01/19/2016		44,765	(309)	(471)	(162)
Rate Swap			LIBOR
Call - 10 Year Interest	Barclays Bank PLC		3 Month	Receive	3.10%	03/17/2017		8,800	(223)	(160)	63
Rate Swap			LIBOR
Call - 10 Year Interest	Barclays Bank PLC		3 Month	Receive	2.10%	01/20/2016		44,765	(269)	(412)	(143)
Rate Swap			LIBOR
Call - 30 Year Interest	Barclays Bank PLC		6 Month	Receive	1.70%	12/23/2015	EUR	7,730	(521)	(642)	(121)
Rate Swap			EURIBOR
Put - 10 Year Interest	Barclays Bank PLC		3 Month	Pay	3.10%	03/07/2017		$8,800	(258)	(204)	54
Rate Swap			LIBOR
Put - 10 Year Interest	Barclays Bank PLC		3 Month	Pay	3.10%	03/17/2017		8,800	(222)	(210)	12
Rate Swap			LIBOR
Put - 10 Year Interest	Barclays Bank PLC		3 Month	Pay	3.10%	03/07/2017		17,600	(496)	(409)	87
Rate Swap			LIBOR
Put - 10 Year Interest	Barclays Bank PLC		3 Month	Pay	2.70%	01/20/2016		44,765	(761)	(484)	277
Rate Swap			LIBOR
Put - 10 Year Interest	Barclays Bank PLC		3 Month	Pay	2.75%	01/20/2016		44,765	(627)	(426)	201
Rate Swap			LIBOR
Put - 30 Year Interest	Barclays Bank PLC		6 Month	Pay	1.70%	12/23/2015	EUR	7,730	(521)	(263)	258
Rate Swap			EURIBOR
Total									$(4,766)	$(4,158)	$608

Amounts in thousands

Options

							Upfront Premiums				Unrealized
Purchased Options Outstanding			Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - AUD versus USD		AUD	0.82	08/14/2015		19,740,000		$17		$—	$(17)
Call - EUR versus USD		EUR	1.11	08/10/2015		45,530,000		127		89	(38)
Call - GBP versus CAD		GBP	2.07	09/21/2015		10,715,000		96		127	31
Call - US 10 Year Note Future; September			$128.50	08/24/2015		514		402		128	(274)
2015
Call - US Long Bond Future; September			$157.00	08/24/2015		189		183		225	42
2015
Call - USD versus CAD			$1.28	09/17/2015		16,435,000		164		418	254
Call - USD versus CAD			$1.31	09/17/2015		16,435,000		168		221	53
Call - USD versus NOK			$8.50	08/10/2015		20,625,000		149		8	(141)
Put - 90 Day Eurodollar Future;			$98.50	08/17/2015		988		169		6	(163)
September 2016
Put - AUD versus JPY		AUD	88.50	08/10/2015		52,500,000		452		52	(400)
Put - AUD versus USD		AUD	0.78	08/14/2015		19,740,000		226		919	693
Put - AUD versus USD		AUD	0.75	08/31/2015		21,535,000		179		567	388
Put - AUD versus USD		AUD	0.72	08/31/2015		32,315,000		193		201	8
Put - CAD versus JPY		CAD	94.00	08/28/2015		41,360,000		287		205	(82)
Put - CHF versus NOK		CHF	7.72	08/02/2016		32,280,000		397		279	(118)
Put - EUR versus USD		EUR	1.08	08/10/2015		45,530,000		253		64	(189)
Put - GBP versus CAD		GBP	1.97	09/21/2015		10,715,000		77		35	(42)
Put - NZD versus USD		NZD	0.65	11/02/2015		25,000,000		348		341	(7)
Put - US 10 Year Note Future; September			$124.00	08/24/2015		1,469		255		23	(232)
2015

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
July 31, 2015 (unaudited)

Options (continued)

								Upfront Premiums			Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date	Contracts			Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Put - USD versus MXN			$15.50	10/28/2015	8,310,000			$34	$38		$4
Put - USD versus NOK			$7.75	08/10/2015	20,625,000			52	1		(51)
Total								$4,228	$3,947		$(281)

								Upfront Premiums			Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts			Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - AUD versus USD		AUD	0.80	10/30/2015	21,535,000			$(169)	$(20)		$149
Call - AUD versus USD		AUD	0.82	08/14/2015	19,740,000			(164)	—		164
Call - NZD versus USD		NZD	0.68	12/11/2015	25,000,000			(226)	(225)		1
Call - US 10 Year Note Future; September$			130.50	08/24/2015	514			(176)	(24)		152
2015
Call - USD versus CAD			$1.31	10/19/2015	16,435,000			(120)	(260)		(140)
Call - USD versus CAD			$1.28	09/17/2015	16,435,000			(314)	(417)		(103)
Call - USD versus JPY			$126.50	11/02/2015	15,335,000			(124)	(127)		(3)
Call - USD versus JPY			$126.50	11/02/2015	16,545,000			(134)	(137)		(3)
Call - USD versus MXN			$17.25	10/28/2015	8,310,000			(70)	(51)		19
Put - AUD versus USD		AUD	0.78	08/14/2015	19,740,000			(474)	(919)		(445)
Put - AUD versus USD		AUD	0.75	08/31/2015	21,535,000			(364)	(567)		(203)
Put - USD versus JPY			$113.50	11/02/2015	16,545,000			(35)	(10)		25
Put - USD versus JPY			$113.50	11/02/2015	15,335,000			(124)	(10)		114
Total								$(2,494)	$(2,767)		$(273)

Amounts in thousands except contracts

Purchased Capped Options

								Upfront
	Counterparty		Strike		Expiration	Notional		Premiums			Unrealized
Description	(Issuer)		Index	Exercise Index	Date	Amount		Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Floor - Eurostat	Barclays Bank PLC		15%	Max(0, 0%-	11/19/2015	EUR	8,015	$16		$—	$(16)
Eurozone HICP ex				CPTFEMU)
Tobacco NSA
Total								$16		$—	$(16)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 97.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.03%			Diversified Financial Services (continued)
Multiplus SA	284,000	$3,437	KB Financial Group Inc	412,125	$12,948
Smiles SA	575,370	9,216	Mega Financial Holding Co Ltd	19,576,691	16,731
		$12,653	Rural Electrification Corp Ltd	1,263,133	5,333
					$62,297
Agriculture - 1.08%
KT&G Corp	140,930	13,277	Electric - 4.11%
			China Power International Development Ltd	12,537,000	8,875
			Huadian Power International Corp Ltd	14,321,631	14,466
Airlines - 2.53%			Huaneng Power International Inc	5,358,000	6,493
Air China Ltd	10,890,000	10,924	JSW Energy Ltd	3,682,496	4,841
Cathay Pacific Airways Ltd	3,038,000	7,181	Korea Electric Power Corp	371,617	16,068
China Eastern Airlines Corp Ltd (a)	8,270,000	6,626
Turk Hava Yollari AO (a)	2,002,357	6,512			$50,743
		$31,243	Electronics - 3.59%
			Elite Material Co Ltd	1,824,000	3,763
Apparel - 1.02%			FLEXium Interconnect Inc	2,113,000	7,075
Feng TAY Enterprise Co Ltd	1,177,160	6,587	Hon Hai Precision Industry Co Ltd	5,904,684	16,981
Makalot Industrial Co Ltd	706,000	6,030	Hu Lane Associate Inc	397,000	1,509
		$12,617	Pegatron Corp	3,753,000	10,549
Automobile Manufacturers - 1.85%			Zhen Ding Technology Holding Ltd	1,422,000	4,411
Ashok Leyland Ltd	6,972,272	9,172			$44,288
Maruti Suzuki India Ltd (b)	195,789	13,686
			Engineering & Construction - 2.71%
		$22,858	Grupo Aeroportuario del Centro Norte Sab de	918,300	5,098
Banks - 13.20%			CV (a)
Abu Dhabi Commercial Bank PJSC	2,825,272	6,352	Grupo Aeroportuario del Pacifico SAB de CV	1,178,500	9,300
Axis Bank Ltd	1,584,612	14,161	Grupo Aeroportuario del Sureste SAB de CV	792,831	11,853
Banco de Chile	57,367,556	6,142	Promotora y Operadora de Infraestructura	630,108	7,228
Bank Negara Indonesia Persero Tbk PT	15,024,100	5,280	SAB de CV (a)
Bank of China Ltd	19,846,113	10,845			$33,479
Barclays Africa Group Ltd	792,620	11,653	Food - 3.29%
China Construction Bank Corp	38,634,722	31,517	Gruma SAB de CV	1,148,000	15,019
Credicorp Ltd	38,810	5,119	JBS SA	2,469,629	11,036
FirstRand Ltd	4,147,955	17,919	Thai Union Frozen Products PCL (b)	10,194,000	5,472
Grupo Financiero Inbursa SAB de CV	2,006,200	4,545	Uni-President Enterprises Corp	5,126,000	9,019
Industrial & Commercial Bank of China Ltd	21,875,000	15,028			$40,546
Industrial Bank of Korea	838,644	9,925
Turkiye Halk Bankasi AS	1,258,989	5,478	Forest Products & Paper - 0.89%
Turkiye Is Bankasi	2,977,031	5,789	Mondi PLC	458,765	11,013
Yes Bank Ltd	1,018,162	13,146
		$162,899	Gas - 0.47%
Beverages - 1.67%			Korea Gas Corp	158,800	5,737
Ambev SA	2,854,900	16,134
Arca Continental SAB de CV	652,200	3,917	Healthcare - Services - 0.40%
Thai Beverage PCL	920,000	506	Netcare Ltd	1,546,846	4,929
		$20,557

Biotechnology - 0.50%			Holding Companies - Diversified - 0.37%
China Biologic Products Inc (a)	50,744	6,209	AVI Ltd	733,166	4,621

Chemicals - 1.50%			Home Builders - 0.65%
Kumho Petrochemical Co Ltd	61,669	3,196	Hyundai Development Co-Engineering &	132,487	7,966
Lotte Chemical Corp	23,236	5,174	Construction
UPL Ltd	1,213,172	10,126
		$18,496
			Home Furnishings - 1.05%
Commercial Services - 0.74%			Steinhoff International Holdings Ltd	2,142,739	12,955
TAL Education Group ADR(a)	132,325	4,474
Zhejiang Expressway Co Ltd	4,042,000	4,652
		$9,126	Insurance - 3.48%
			BB Seguridade Participacoes SA	1,226,980	11,557
Computers - 0.60%			China Taiping Insurance Holdings Co Ltd (a)	1,582,800	4,721
Innolux Corp	9,717,000	3,378	PICC Property & Casualty Co Ltd	2,970,460	6,181
PAX Global Technology Ltd (a)	2,521,000	4,025	Ping An Insurance Group Co of China Ltd	1,474,000	8,482
		$7,403	Powszechny Zaklad Ubezpieczen SA	104,838	11,980

Cosmetics & Personal Care - 0.90%					$42,921
Amorepacific Corp	15,432	5,440	Internet - 5.06%
LG Household & Health Care Ltd	7,797	5,710	Alibaba Group Holding Ltd ADR(a)	76,676	6,007
		$11,150	Com2uSCorp (a)	33,812	3,600
			Tencent Holdings Ltd	2,234,600	41,632
Diversified Financial Services - 5.05%			Vipshop Holdings Ltd ADR(a)	575,695	11,220
Far East Horizon Ltd	4,471,000	4,167			$62,459
Fubon Financial Holding Co Ltd	10,631,000	19,395
Haitong Securities Co Ltd	2,057,600	3,723

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Iron & Steel - 0.42%			Semiconductors (continued)
Hyundai Steel Co	104,266	$5,205	Win Semiconductors Corp (a)	6,374,000		$6,819
						$111,200

Leisure Products & Services - 0.78%			Software - 0.75%
China Travel International Investment Hong	14,134,000	5,455	HCL Technologies Ltd	595,089		9,251
Kong Ltd
Merida Industry Co Ltd	678,000	4,212
		$9,667	Telecommunications - 6.81%
			America Movil SAB de CV ADR	144,704		2,804
Media - 2.27%			Bharti Infratel Ltd (a)	1,726,690		12,044
Naspers Ltd	201,325	28,057	BYD Electronic International Co Ltd (a)	1,981,000		1,647
			China Mobile Ltd	3,019,093		39,522
			Chunghwa Telecom Co Ltd	2,094,000		6,511
Metal Fabrication & Hardware - 0.74%			SK Telecom Co Ltd	24,157		5,184
Hyosung Corp	74,864	9,134	Taiwan Mobile Co Ltd	1,528,000		5,053
			Telekomunikasi Indonesia Persero Tbk PT	52,005,200		11,286
Mining - 0.86%						$84,051
KGHM Polska Miedz SA	221,986	5,579	TOTAL COMMON STOCKS			$1,197,467
MMC Norilsk Nickel PJSC ADR	322,892	4,981	INVESTMENT COMPANIES - 1.54%	Shares Held	Value (000	's)
		$10,560
			Publicly Traded Investment Fund - 1.54%
Miscellaneous Manufacturing - 1.65%			Goldman Sachs Financial Square Funds -	18,950,946		18,951
Largan Precision Co Ltd	143,000	14,528	Government Fund
SKC Co Ltd	189,086	5,769
		$20,297	TOTAL INVESTMENT COMPANIES			$18,951
Oil & Gas - 7.81%			PREFERRED STOCKS - 1.64%	Shares Held	Value (000	's)
Bharat Petroleum Corp Ltd	446,806	6,459	Banks - 1.58%
China Petroleum & Chemical Corp	26,863,978	20,247	Itau Unibanco Holding SA	2,230,141		19,494
CNOOC Ltd	6,726,000	8,254
Cosan SA Industria e Comercio	163,900	996
Gazprom PAO ADR	1,463,812	6,730	Media - 0.06%
GS Holdings Corp	123,158	4,797	Zee Entertainment Enterprises Ltd	50,630,718		687
Hindustan Petroleum Corp Ltd	791,788	11,386
Lukoil PJSC ADR	426,300	17,554	TOTAL PREFERRED STOCKS			$20,181
MOL Hungarian Oil & Gas PLC	67,257	3,543	Total Investments			$1,236,599
PetroChina Co Ltd	4,474,000	4,408	Liabilities in Excess of Other Assets, Net - (0.23)%			$(2,780)
PTT PCL (b)	66,700	616	TOTAL NET ASSETS - 100.00%			$1,233,819
SK Innovation Co Ltd (a)	64,990	5,550
Tatneft OAO ADR	199,078	5,829
		$96,369	(a) Non-Income Producing Security
			(b) Fair value of these investments is determined in good faith by the Manager
Pharmaceuticals - 1.76%			under procedures established and periodically reviewed by the Board of
Aurobindo Pharma Ltd	1,446,992	17,144	Directors. At the end of the period, the fair value of these securities totaled
Sino Biopharmaceutical Ltd	3,976,000	4,604	$19,774 or 1.60% of net assets.
		$21,748

Real Estate - 1.56%
China Vanke Co Ltd	2,327,200	5,528	Portfolio Summary (unaudited)
Emlak Konut Gayrimenkul Yatirim Ortakligi	6,516,936	6,101	Country			Percent
AS			China			19.47%
Shimao Property Holdings Ltd	1,937,000	3,463	Taiwan, Province Of China			16.22%
Sino-Ocean Land Holdings Ltd	5,972,500	4,094	Korea, Republic Of			14.61%
		$19,186	India			10.33%
REITS - 0.51%			South Africa			8.50%
Mexico Real Estate Management SA de CV (a)	4,271,000	6,325	Hong Kong			6.97%
			Mexico			6.49%
			Brazil			5.84%
Retail - 4.38%			Russian Federation			2.85%
ANTA Sports Products Ltd	1,731,000	4,437	Turkey			2.40%
Belle International Holdings Ltd	3,930,000	4,086	United States			1.54%
BGF retail Co Ltd	50,908	8,678	Poland			1.42%
Clicks Group Ltd	664,965	5,061	Indonesia			1.34%
Dogus Otomotiv Servis ve Ticaret AS	986,842	5,710	Thailand			0.53%
Mr Price Group Ltd	447,442	8,911	United Arab Emirates			0.51%
Universal Health International Group Holding	7,511,000	3,206	Chile			0.50%
Ltd			Peru			0.42%
Wal-Mart de Mexico SAB de CV	5,728,300	13,886	Hungary			0.29%
		$53,975	Liabilities in Excess of Other Assets, Net			(0.23)%
Semiconductors - 9.01%			TOTAL NET ASSETS			100.00%
Powertech Technology Inc	2,006,000	3,762
Samsung Electronics Co Ltd	40,426	41,014
Silicon Motion Technology Corp ADR	137,179	3,611
SK Hynix Inc	183,704	5,801
Taiwan Semiconductor Manufacturing Co Ltd	11,485,685	50,193

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2015 (unaudited)

COMMON STOCKS - 94.66%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.48%			Diversified Financial Services (continued)
Teleperformance	25,000	$1,854	Magellan Financial Group Ltd	111,000	$1,500
			Man Group PLC	1,451,932	3,682
			Mega Financial Holding Co Ltd	4,901,000	4,189
Aerospace & Defense - 1.02%			Mitsubishi UFJ Lease & Finance Co Ltd	325,400	1,744
MTU Aero Engines AG	19,000	1,750			$23,170
Zodiac Aerospace	72,673	2,166
		$3,916	Electric - 0.50%
			Huaneng Power International Inc	1,573,800	1,907
Airlines - 0.51%
Japan Airlines Co Ltd	52,000	1,962
			Electrical Components & Equipment - 0.55%
			TKH Group NV	49,000	2,103
Apparel - 0.49%
Gildan Activewear Inc	58,000	1,871
			Electronics - 2.72%
			Fujitsu General Ltd	128,700	1,826
Automobile Manufacturers - 5.80%			Hitachi High-Technologies Corp	78,700	1,834
Bayerische Motoren Werke AG	45,971	4,610	Japan Aviation Electronics Industry Ltd	137,000	3,046
Daimler AG	50,995	4,562	Pegatron Corp	780,000	2,193
Fuji Heavy Industries Ltd	172,200	6,362	Zhen Ding Technology Holding Ltd	500,000	1,551
Great Wall Motor Co Ltd	610,500	2,017			$10,450
Toyota Motor Corp	71,000	4,728
		$22,279	Food - 0.97%
			SPAR Group Ltd/The	127,000	1,986
Automobile Parts & Equipment - 6.60%			Viscofan SA	29,000	1,733
Brembo SpA	44,000	1,984			$3,719
Bridgestone Corp	140,200	5,285
Continental AG	13,960	3,121	Forest Products & Paper - 1.29%
Koito Manufacturing Co Ltd	81,800	3,213	Mondi PLC	205,648	4,937
Linamar Corp	28,300	1,727
Magna International Inc	101,800	5,531	Hand & Machine Tools - 0.56%
NOK Corp	101,800	2,982	KUKA AG	25,000	2,139
Valeo SA	11,400	1,519
		$25,362
			Healthcare - Services - 0.72%
Banks - 6.24%			ICON PLC (a)	34,000	2,747
Bank of China Ltd	4,732,600	2,586
BOC Hong Kong Holdings Ltd	488,000	1,966
China CITIC Bank Corp Ltd (a)	5,494,500	3,916	Home Builders - 5.57%
China Merchants Bank Co Ltd	1,494,100	3,859	Barratt Developments PLC	558,037	5,523
China Minsheng Banking Corp Ltd	1,669,200	1,877	Bellway PLC	69,950	2,628
DNB ASA	253,176	4,127	Berkeley Group Holdings PLC	86,577	4,547
Fukuoka Financial Group Inc	453,900	2,333	Persimmon PLC (a)	96,126	3,067
Sumitomo Mitsui Financial Group Inc	73,400	3,310	Taylor Wimpey PLC	1,859,464	5,636
		$23,974			$21,401

Chemicals - 5.35%			Home Furnishings - 0.54%
Evonik Industries AG	72,000	2,885	Howden Joinery Group PLC	266,000	2,056
Nissan Chemical Industries Ltd	184,900	4,055
Nitto Denko Corp	101,300	7,667	Insurance - 6.13%
Symrise AG	31,000	2,061	AXA SA	107,775	2,838
Yara International ASA	78,159	3,889	China Life Insurance Co Ltd/Taiwan	1,700,000	1,715
		$20,557	People's Insurance Co Group of China Ltd/The	6,130,780	3,178
Commercial Services - 0.86%			PICC Property & Casualty Co Ltd	1,681,000	3,498
DH Corp	50,000	1,648	Porto Seguro SA	115,800	1,319
Zhejiang Expressway Co Ltd	1,430,000	1,645	Prudential PLC	147,306	3,465
			Swiss Life Holding AG (a)	7,997	1,887
		$3,293
			Tokio Marine Holdings Inc	135,300	5,634
Computers - 5.54%					$23,534
Cap Gemini SA	21,400	2,044
Foxconn Technology Co Ltd	629,000	1,911	Internet - 1.50%
Ingenico Group	29,401	3,851	CyberAgent Inc	38,000	1,634
Itochu Techno-Solutions Corp	83,000	1,938	Tencent Holdings Ltd	222,200	4,140
Lenovo Group Ltd	1,486,800	1,611			$5,774
Nomura Research Institute Ltd	177,700	7,289	Lodging - 0.57%
Obic Co Ltd	55,300	2,624	Echo Entertainment Group Ltd	599,000	2,193
		$21,268

Consumer Products - 0.60%			Metal Fabrication & Hardware - 2.32%
Societe BIC SA	13,500	2,312	Assa Abloy AB	183,975	3,735
			Aurubis AG	28,500	1,705
Diversified Financial Services - 6.03%			Catcher Technology Co Ltd	315,100	3,474
Azimut Holding SpA	60,000	1,499			$8,914
CTBC Financial Holding Co Ltd	3,900,000	2,828	Mining - 0.37%
Fubon Financial Holding Co Ltd	1,839,100	3,355	Sumitomo Metal Mining Co Ltd	106,500	1,432
London Stock Exchange Group PLC	107,506	4,373

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES - 4.17%	Shares Held	Value (000	's)

Miscellaneous Manufacturing - 2.87%			Publicly Traded Investment Fund - 4.17%
CRRC Corp Ltd (a)	1,376,000	$1,733	First American Government Obligations Fund	16,003,958	$ 16,004
Hexpol AB	180,000	1,931
Largan Precision Co Ltd	52,000	5,283	TOTAL INVESTMENT COMPANIES		$16,004
Sunny Optical Technology Group Co Ltd	1,084,700	2,089	Total Investments		$379,551
		$11,036	Other Assets in Excess of Liabilities, Net - 1.17%		$4,477
Oil & Gas - 2.25%			TOTAL NET ASSETS - 100.00%		$384,028
Imperial Oil Ltd	61,600	2,279
Royal Dutch Shell PLC - A Shares	140,966	4,041	(a) Non-Income Producing Security
Sasol Ltd	67,069	2,315
		$8,635

Packaging & Containers - 0.58%
CCL Industries Inc	16,000	2,238	Portfolio Summary (unaudited)
			Country		Percent
			Japan		22.77%
Pharmaceuticals - 7.46%			China		10.11%
Hikma Pharmaceuticals PLC	54,600	2,040	United Kingdom		9.95%
Ipsen	30,000	1,933	Taiwan, Province Of China		9.25%
Jazz Pharmaceuticals PLC (a)	25,300	4,864	Germany		6.74%
Novartis AG	50,142	5,203	Canada		6.26%
Novo Nordisk A/S	47,000	2,774	France		4.80%
Shire PLC	75,000	6,667	Hong Kong		4.75%
Sino Biopharmaceutical Ltd	4,473,000	5,179	United States		4.59%
		$28,660	Ireland		3.73%
			Netherlands		2.49%
Real Estate - 0.73%			South Africa		2.41%
China Overseas Land & Investment Ltd	892,400	2,810	Norway		2.08%
			Switzerland		1.84%
Retail - 4.32%			Denmark		1.55%
Alimentation Couche-Tard Inc	101,800	4,544	Sweden		1.47%
ANTA Sports Products Ltd	815,000	2,089	Australia		0.96%
Lojas Renner SA	53,000	1,680	Italy		0.91%
Next PLC	25,941	3,236	Brazil		0.78%
Pandora A/S	28,375	3,195	Jordan		0.53%
USS Co Ltd	105,800	1,858	Spain		0.45%
		$16,602	Israel		0.41%
			Other Assets in Excess of Liabilities, Net		1.17%
Semiconductors - 4.43%			TOTAL NET ASSETS		100.00%
Advanced Semiconductor Engineering Inc	1,739,500	2,020
Advanced Semiconductor Engineering Inc	30,959	173
ADR
Dialog Semiconductor PLC (a)	60,983	3,041
Mellanox Technologies Ltd (a)	37,000	1,556
NXP Semiconductors NV (a)	35,300	3,424
Siliconware Precision Industries Co Ltd	991,000	1,125
Taiwan Semiconductor Manufacturing Co Ltd	255,800	5,656
ADR
		$16,995

Software - 3.33%
Capcom Co Ltd	90,000	1,968
Constellation Software Inc/Canada	9,400	4,180
NetEase Inc ADR	30,600	4,242
Nexon Co Ltd	175,000	2,396
		$12,786

Telecommunications - 2.66%
China Mobile Ltd	277,700	3,635
KDDI Corp	258,600	6,565
		$10,200

Toys, Games & Hobbies - 0.46%
Bandai Namco Holdings Inc	79,300	1,758

Transportation - 0.53%
Hitachi Transport System Ltd	114,000	2,055

Water - 1.21%
Guangdong Investment Ltd	3,427,500	4,648

TOTAL COMMON STOCKS		$363,547

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2015	Long	122	$11,330	$11,419	$89
S&P 500 Emini; September 2015	Long	47	4,888	4,931	43
Total					$132
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 97.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 4.07%			Packaging & Containers - 0.49%
Delta Air Lines Inc	1,491,130	$66,117	WestRock Co	253,700	$ 15,998
United Continental Holdings Inc (a)	1,192,377	67,238
		$133,355	Pharmaceuticals - 10.60%
Apparel - 5.26%			Allergan PLC (a)	289,654	95,919
Nike Inc	994,442	114,580	AmerisourceBergen Corp	331,818	35,090
Under Armour Inc (a)	581,598	57,770	Bristol-Myers Squibb Co	1,412,521	92,718
		$172,350	McKesson Corp	431,610	95,200
			Mylan NV (a)	506,864	28,379
Banks - 5.27%					$347,306
Capital One Financial Corp	1,096,909	89,179
Morgan Stanley	2,145,400	83,327	Retail - 12.62%
		$172,506	Kohl's Corp	1,020,000	62,546
			L Brands Inc	632,691	51,071
Beverages - 1.55%			Starbucks Corp	1,363,542	78,990
Constellation Brands Inc	424,221	50,915	Target Corp	1,165,005	95,356
			Ulta Salon Cosmetics & Fragrance Inc (a)	480,595	79,793
Biotechnology - 7.25%			Yum! Brands Inc	519,700	45,609
Alexion Pharmaceuticals Inc (a)	167,693	33,109			$413,365
Gilead Sciences Inc	1,345,391	158,568	Semiconductors - 4.29%
Illumina Inc (a)	208,619	45,750	Avago Technologies Ltd	176,699	22,112
		$237,427	Lam Research Corp	560,457	43,083
			NXP Semiconductors NV (a)	775,609	75,226
Chemicals - 3.62%
PPG Industries Inc	1,093,502	118,514			$140,421
			Software - 2.73%
Commercial Services - 7.51%			ServiceNow Inc (a)	597,485	48,097
FleetCor Technologies Inc (a)	328,807	50,906	Tableau Software Inc (a)	393,179	41,182
MasterCard Inc	1,110,109	108,125			$89,279
McGraw Hill Financial Inc	598,775	60,925	Telecommunications - 1.40%
PayPal Holdings Inc (a)	675,500	26,142
			Palo Alto Networks Inc (a)	246,345	45,778
		$246,098

Computers - 6.26%			TOTAL COMMON STOCKS		$3,178,669
Apple Inc	1,691,917	205,230	INVESTMENT COMPANIES - 3.35%	Shares Held	Value (000	's)
			Publicly Traded Investment Fund - 3.35%
Cosmetics & Personal Care - 1.56%			Goldman Sachs Financial Square Funds -	109,859,835	109,860
Estee Lauder Cos Inc/The	574,297	51,176	Government Fund

Diversified Financial Services - 3.25%			TOTAL INVESTMENT COMPANIES		$109,860
Visa Inc	1,411,156	106,316	Total Investments		$3,288,529
			Liabilities in Excess of Other Assets, Net - (0.39)%		$(12,807)
			TOTAL NET ASSETS - 100.00%		$3,275,722
Food - 0.41%
Mondelez International Inc	294,700	13,300
			(a) Non-Income Producing Security

Healthcare - Products - 2.54%
Edwards Lifesciences Corp (a)	335,946	51,118
Intuitive Surgical Inc (a)	60,111	32,049	Portfolio Summary (unaudited)
		$83,167	Sector		Percent
Internet - 9.69%			Consumer, Non-cyclical		31.42%
Amazon.com Inc (a)	166,208	89,112	Consumer, Cyclical		25.74%
Facebook Inc (a)	1,209,586	113,713	Communications		13.40%
Netflix Inc (a)	374,444	42,803	Technology		13.28%
Priceline Group Inc/The (a)	27,414	34,091	Financial		8.52%
Splunk Inc (a)	541,358	37,863	Basic Materials		3.62%
		$317,582	Exchange Traded Funds		3.35%
			Energy		0.57%
Leisure Products & Services - 2.23%			Industrial		0.49%
Royal Caribbean Cruises Ltd	814,302	73,165	Liabilities in Excess of Other Assets, Net		(0.39)%
			TOTAL NET ASSETS		100.00%
Lodging - 1.56%
Hilton Worldwide Holdings Inc	1,908,486	51,243

Media - 2.31%
Walt Disney Co/The	630,154	75,618

Oil & Gas - 0.57%
Cabot Oil & Gas Corp	709,500	18,560

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS - 96.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.04%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	52,805	$1,125	Gilead Sciences Inc	1,279,225	$150,769
Omnicom Group Inc	19,982	1,460	Illumina Inc (a)	10,286	2,256
		$2,585	Incyte Corp (a)	175,669	18,319
			Medivation Inc (a)	10,064	1,060
Aerospace & Defense - 1.89%			Regeneron Pharmaceuticals Inc (a)	52,732	29,195
B/E Aerospace Inc	13,576	661	United Therapeutics Corp (a)	5,909	1,001
Boeing Co/The	901,922	130,030	Vertex Pharmaceuticals Inc (a)	195,204	26,352
General Dynamics Corp	7,117	1,061			$536,991
Harris Corp	2,655	220
Lockheed Martin Corp	15,545	3,220	Building Materials - 0.67%
Northrop Grumman Corp	7,537	1,304	Fortune Brands Home & Security Inc	7,135	341
Rockwell Collins Inc	16,915	1,432	Martin Marietta Materials Inc	1,207	189
Spirit AeroSystems Holdings Inc (a)	16,719	941	Vulcan Materials Co	537,579	48,930
United Technologies Corp	10,475	1,051			$49,460
		$139,920	Chemicals - 1.94%
Agriculture - 0.21%			Air Products & Chemicals Inc	14,663	2,090
Altria Group Inc	132,153	7,186	Ashland Inc	822	94
Philip Morris International Inc	66,106	5,654	Axalta Coating Systems Ltd (a)	12,899	410
Reynolds American Inc	35,374	3,035	Celanese Corp	1,387	92
		$15,875	CF Industries Holdings Inc	19,520	1,156
			Chemours Co/The	6,939	76
Airlines - 1.28%			Dow Chemical Co/The	19,314	909
Alaska Air Group Inc	137,173	10,391	Eastman Chemical Co	4,736	371
American Airlines Group Inc	1,498,273	60,081	Ecolab Inc	858,293	99,399
Delta Air Lines Inc	65,156	2,889	EI du Pont de Nemours & Co	34,697	1,935
JetBlue Airways Corp (a),(b)	14,938	343	International Flavors & Fragrances Inc	10,346	1,196
Southwest Airlines Co	53,335	1,931	LyondellBasell Industries NV	31,940	2,997
Spirit Airlines Inc (a)	9,336	559	Monsanto Co	39,494	4,024
United Continental Holdings Inc (a)	323,492	18,241	NewMarket Corp	1,087	432
		$94,435	Platform Specialty Products Corp (a),(b)	2,517	59
Apparel - 0.50%			PPG Industries Inc	19,417	2,104
Carter's Inc	6,715	681	Praxair Inc	17,148	1,957
Hanesbrands Inc	788,348	24,462	Sherwin-Williams Co/The	79,815	22,169
Michael Kors Holdings Ltd (a)	25,412	1,067	Sigma-Aldrich Corp	5,953	831
Nike Inc	55,459	6,390	Valspar Corp/The	10,389	865
Skechers U.S.A. Inc (a)	5,233	787			$143,166
Under Armour Inc (a)	12,753	1,267
			Commercial Services - 0.59%
VF Corp	27,639	2,131	Aaron's Inc	1,225	45
		$36,785	Automatic Data Processing Inc	31,383	2,503
			Avis Budget Group Inc (a)	13,532	588
Automobile Manufacturers - 0.45%
PACCAR Inc	25,601	1,660	Booz Allen Hamilton Holding Corp	12,042	334
Tesla Motors Inc (a)	118,863	31,635	Cintas Corp	12,196	1,043
		$33,295	Equifax Inc	15,220	1,554
			FleetCor Technologies Inc (a)	84,216	13,038
Automobile Parts & Equipment - 0.24%			Gartner Inc (a)	10,620	940
Allison Transmission Holdings Inc	12,479	364	Global Payments Inc	8,496	952
BorgWarner Inc	16,153	803	KAR Auction Services Inc	6,089	237
Delphi Automotive PLC	23,614	1,844	MasterCard Inc	83,202	8,104
Lear Corp	7,529	783	McGraw Hill Financial Inc	19,545	1,989
Mobileye NV (a)	211,500	12,711	Moody's Corp	14,758	1,630
WABCO Holdings Inc (a)	6,980	862	Morningstar Inc	2,441	208
		$17,367	PayPal Holdings Inc (a)	101,103	3,913
			Quanta Services Inc (a)	5,181	143
Banks - 1.74%			Robert Half International Inc	17,276	951
Bank of New York Mellon Corp/The	15,485	672	RR Donnelley & Sons Co	14,003	246
Morgan Stanley	2,252,400	87,483	ServiceMaster Global Holdings Inc (a)	13,139	509
State Street Corp	524,300	40,141	Total System Services Inc	21,130	977
		$128,296	Towers Watson & Co	1,575	200
Beverages - 0.41%			United Rentals Inc (a)	12,402	831
Coca-Cola Co/The	280,023	11,503	Verisk Analytics Inc (a)	13,490	1,054
Coca-Cola Enterprises Inc	29,789	1,522	Western Union Co/The	66,021	1,336
Constellation Brands Inc	14,021	1,683	WEX Inc (a)	4,942	504
Dr Pepper Snapple Group Inc	16,427	1,318			$43,829
Monster Beverage Corp (a)	12,821	1,969
			Computers - 5.20%
PepsiCo Inc	126,482	12,186	Accenture PLC - Class A	52,281	5,391
		$30,181	Apple Inc	1,697,753	205,938
Biotechnology - 7.26%			Cognizant Technology Solutions Corp (a)	1,481,017	93,452
Alexion Pharmaceuticals Inc (a)	753,657	148,802	DST Systems Inc	3,631	396
Amgen Inc	62,363	11,013	EMC Corp/MA	20,368	548
Biogen Inc (a)	156,288	49,822	Fortinet Inc (a)	18,260	872
BioMarin Pharmaceutical Inc (a)	180,951	26,468	Genpact Ltd (a)	3,092,912	68,694
Celgene Corp (a)	548,072	71,934	IHS Inc (a)	7,529	941

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
International Business Machines Corp	41,943	$6,794	Waters Corp (a)	10,577	$1,412
Jack Henry & Associates Inc	10,458	730			$154,760
NetApp Inc	11,956	372
Synopsys Inc (a)	1,448	74	Energy - Alternate Sources - 0.00%
Teradata Corp (a)	13,490	501	TerraForm Power Inc	343	10
		$384,703
			Engineering & Construction - 0.01%
Consumer Products - 0.09%			AECOM (a)	2,534	78
Avery Dennison Corp	10,826	659	SBA Communications Corp (a)	8,162	985
Church & Dwight Co Inc	16,735	1,444
Clorox Co/The	13,301	1,489			$1,063
Kimberly-Clark Corp	24,744	2,845	Entertainment - 0.01%
Spectrum Brands Holdings Inc	3,228	342	Madison Square Garden Co/The (a)	7,862	656
		$6,779	Six Flags Entertainment Corp	9,190	428

Cosmetics & Personal Care - 1.84%					$1,084
Colgate-Palmolive Co	67,973	4,623	Environmental Control - 1.58%
Estee Lauder Cos Inc/The	1,474,028	131,351	Clean Harbors Inc (a)	5,070	251
		$135,974	Stericycle Inc (a)	825,742	116,405

Distribution & Wholesale - 1.10%			Waste Management Inc	4,916	251
Fastenal Co	1,844,734	77,221			$116,907
Fossil Group Inc (a)	4,394	302	Food - 0.96%
Genuine Parts Co	11,563	1,028	Campbell Soup Co	13,113	647
LKQ Corp (a)	38,895	1,224	Flowers Foods Inc	19,828	429
Watsco Inc	3,332	427	General Mills Inc	42,569	2,478
WW Grainger Inc	5,344	1,222	Hain Celestial Group Inc (a)	13,122	892
		$81,424	Hershey Co/The	10,406	967
Diversified Financial Services - 7.02%			Hormel Foods Corp	17,112	1,013
Affiliated Managers Group Inc (a)	6,997	1,455	Ingredion Inc	1,122	99
Air Lease Corp	693	25	Kellogg Co	16,051	1,062
Alliance Data Systems Corp (a)	5,164	1,420	Kraft Heinz Co/The	42,269	3,359
Ally Financial Inc (a)	4,556	104	Kroger Co/The	84,006	3,296
American Express Co	13,943	1,061	Pilgrim's Pride Corp	882	19
			Tyson Foods Inc	1,919	85
Ameriprise Financial Inc	12,565	1,579	WhiteWave Foods Co/The (a)	22,389	1,156
BlackRock Inc	3,314	1,115
CBOE Holdings Inc	10,672	661	Whole Foods Market Inc	1,528,137	55,625
Charles Schwab Corp/The	4,145,766	144,604			$71,127
CoreLogic Inc/United States (a)	5,181	204	Forest Products & Paper - 0.02%
Credit Acceptance Corp (a)	1,087	261	International Paper Co	33,173	1,588
Eaton Vance Corp	15,066	578
Federated Investors Inc	11,982	404
Intercontinental Exchange Inc	150,170	34,245	Hand & Machine Tools - 0.03%
Invesco Ltd	6,886	266	Lincoln Electric Holdings Inc	8,899	539
Legg Mason Inc	4,085	202	Regal Beloit Corp	300	21
Santander Consumer USA Holdings Inc (a)	633	15	Snap-on Inc	7,425	1,224
SLM Corp (a)	50,080	457	Stanley Black & Decker Inc	1,807	190
T Rowe Price Group Inc	21,670	1,671			$1,974
TD Ameritrade Holding Corp	820,487	30,136	Healthcare - Products - 6.03%
Visa Inc	3,952,666	297,794	Align Technology Inc (a)	10,329	648
Waddell & Reed Financial Inc	10,106	454	Baxter International Inc	28,341	1,136
		$518,711	Becton Dickinson and Co	124,773	18,984
			Bruker BioSciences Corp (a)	14,200	299
Electric - 0.01%
Calpine Corp (a)	5,524	101	CR Bard Inc	6,089	1,197
Dominion Resources Inc/VA	3,794	272	Danaher Corp	2,539,870	232,550
ITC Holdings Corp	7,323	247	DENTSPLY International Inc	4,573	260
			Edwards Lifesciences Corp (a)	8,821	1,342
		$620	Henry Schein Inc (a)	10,689	1,582
Electrical Components & Equipment - 0.04%			Hologic Inc (a)	31,442	1,310
AMETEK Inc	19,280	1,023	IDEXX Laboratories Inc (a)	11,965	870
Emerson Electric Co	36,753	1,902	Intuitive Surgical Inc (a)	339,283	180,896
Hubbell Inc	977	102	Patterson Cos Inc	6,021	302
		$3,027	ResMed Inc	18,020	1,044
			Sirona Dental Systems Inc (a)	7,100	737
Electronics - 2.09%			Stryker Corp	14,047	1,437
Amphenol Corp	1,752,300	98,848	Varian Medical Systems Inc (a)	12,762	1,098
Gentex Corp/MI	18,809	302	VWR Corp (a)	1,978	53
Honeywell International Inc	62,388	6,554	Zimmer Biomet Holdings Inc	1,353	141
Jabil Circuit Inc	4,608	93			$445,886
Keysight Technologies Inc (a)	18,175	555
Mettler-Toledo International Inc (a)	3,580	1,209	Healthcare - Services - 3.36%
National Instruments Corp	1,493,551	43,253	Aetna Inc	10,989	1,242
Thermo Fisher Scientific Inc	11,006	1,536	Anthem Inc	255,706	39,448
Tyco International PLC	26,277	998	Centene Corp (a)	15,203	1,066

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Lodging (continued)
Cigna Corp	190,904	$27,501	Hilton Worldwide Holdings Inc	1,480,748	$39,758
DaVita HealthCare Partners Inc (a)	1,007,220	79,601	Las Vegas Sands Corp	26,106	1,463
HCA Holdings Inc (a)	3,194	297	Marriott International Inc/MD	17,138	1,244
Health Net Inc/CA (a)	1,627	109	MGM Resorts International (a)	1,917,132	37,614
Humana Inc	173,574	31,606	Starwood Hotels & Resorts Worldwide Inc	12,205	970
Laboratory Corp of America Holdings (a)	4,248	541	Wyndham Worldwide Corp	15,348	1,267
LifePoint Health Inc (a)	557	46	Wynn Resorts Ltd	155,800	16,083
Mednax Inc (a)	6,903	584			$98,629
Premier Inc (a)	4,813	172
UnitedHealth Group Inc	540,566	65,625	Machinery - Construction & Mining - 0.01%
			Babcock & Wilcox Enterprises Inc (a)	1,361	27
Universal Health Services Inc	2,115	307
		$248,145	Caterpillar Inc	13,430	1,056
					$1,083
Home Builders - 0.02%
NVR Inc (a)	522	778	Machinery - Diversified - 0.85%
Thor Industries Inc	5,824	325	BWX Technologies Inc	2,723	67
Toll Brothers Inc (a)	7,837	305	Cummins Inc	10,766	1,395
		$1,408	Deere & Co	7,682	727
			Flowserve Corp	450,208	21,155
Home Furnishings - 0.03%			Graco Inc	7,502	536
Harman International Industries Inc	9,096	979	Middleby Corp/The (a)	7,332	900
Leggett & Platt Inc	17,619	842	Nordson Corp	7,777	576
Tempur Sealy International Inc (a)	7,803	590	Rockwell Automation Inc	10,740	1,254
		$2,411	Roper Technologies Inc	4,925	824
			Wabtec Corp/DE	349,650	35,381
Housewares - 0.02%					$62,815
Newell Rubbermaid Inc	17,318	749
Scotts Miracle-Gro Co/The	5,181	313	Media - 0.63%
Tupperware Brands Corp	6,030	353	AMC Networks Inc (a)	7,657	645
		$1,415	Cablevision Systems Corp	3,726	105
			CBS Corp	35,143	1,879
Insurance - 0.08%			Charter Communications Inc (a)	5,353	995
AmTrust Financial Services Inc	274	19	Comcast Corp - Class A	156,787	9,785
Aon PLC	20,128	2,028	Comcast Corp - Special Class A	28,154	1,755
Arthur J Gallagher & Co	11,922	566	DISH Network Corp (a)	18,732	1,210
Berkshire Hathaway Inc - Class B (a)	10,055	1,435
			FactSet Research Systems Inc	5,344	885
Erie Indemnity Co	3,100	268	Scripps Networks Interactive Inc	11,691	732
Markel Corp (a)	180	160
			Sirius XM Holdings Inc (a)	293,915	1,164
Marsh & McLennan Cos Inc	26,740	1,549	Starz (a)	11,031	446
		$6,025	Time Warner Cable Inc	20,188	3,836
Internet - 17.18%			Time Warner Inc	30,329	2,670
Alibaba Group Holding Ltd ADR(a)	396,953	31,097	Twenty-First Century Fox Inc - A Shares	60,865	2,099
Amazon.com Inc (a)	674,261	361,506	Viacom Inc	1,319	76
Baidu Inc ADR(a)	118,734	20,501	Viacom Inc	28,350	1,616
CDW Corp/DE	16,864	606	Walt Disney Co/The	138,773	16,653
Dropbox Inc (a),(b),(c),(d)	52,984	1,012			$46,551
eBay Inc (a)	101,103	2,843
			Metal Fabrication & Hardware - 0.21%
Expedia Inc	12,607	1,531	Precision Castparts Corp	80,126	15,618
F5 Networks Inc (a)	9,199	1,234
Facebook Inc (a)	2,390,693	224,749	Valmont Industries Inc	163	18
Flipkart Online Services Pvt Ltd (a),(b),(c),(e)	6,882	979			$15,636
Google Inc - A Shares (a)	276,533	181,821	Mining - 0.01%
Google Inc - C Shares (a)	233,369	145,998	Compass Minerals International Inc	4,308	345
Groupon Inc (a)	63,331	305	Tahoe Resources Inc	2,621	21
LinkedIn Corp (a)	134,211	27,280			$366
Netflix Inc (a)	204,075	23,328
Priceline Group Inc/The (a)	103,922	129,234	Miscellaneous Manufacturing - 1.20%
Tencent Holdings Ltd ADR	605,500	11,268	3M Co	50,629	7,662
TripAdvisor Inc (a)	1,112,334	88,297	AO Smith Corp	9,489	681
Twitter Inc (a)	40,359	1,251	Carlisle Cos Inc	1,815	184
			Colfax Corp (a)	1,258,869	48,013
VeriSign Inc (a)	13,224	938
Vipshop Holdings Ltd ADR(a)	717,200	13,978	Illinois Tool Works Inc	23,880	2,136
		$1,269,756	Ingersoll-Rand PLC	2,372	146
			Pall Corp	8,522	1,078
Iron & Steel - 0.00%			Parker-Hannifin Corp	8,034	906
Steel Dynamics Inc	3,434	69	Textron Inc	643,159	28,106
					$88,912

Leisure Products & Services - 0.04%			Office & Business Equipment - 0.00%
Brunswick Corp/DE	8,736	464	Pitney Bowes Inc	9,978	209
Norwegian Cruise Line Holdings Ltd (a)	15,443	964
Polaris Industries Inc	8,496	1,164
		$2,592	Oil & Gas - 0.81%
			Cabot Oil & Gas Corp	33,618	879
Lodging - 1.33%			Cimarex Energy Co	118,270	12,314
Choice Hotels International Inc	4,530	230	Continental Resources Inc/OK (a)	3,605	120

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
CVR Energy Inc	693	$27	Health Care REIT Inc	20,222	$1,403
EOG Resources Inc	6,038	466	Healthcare Trust of America Inc	1,567	39
EQT Corp	244,300	18,775	Iron Mountain Inc	10,552	317
HollyFrontier Corp	3,709	179	Lamar Advertising Co	10,355	622
Marathon Petroleum Corp	5,207	285	Omega Healthcare Investors Inc	6,355	230
Murphy USA Inc (a)	351	19	Plum Creek Timber Co Inc	9,207	378
Pioneer Natural Resources Co	85,800	10,877	Post Properties Inc	2,355	134
Range Resources Corp	401,117	15,780	Public Storage	10,997	2,256
Tesoro Corp	985	96	Simon Property Group Inc	25,883	4,846
		$59,817	Tanger Factory Outlet Centers Inc	12,257	398

Oil & Gas Services - 1.42%					$22,253
FMC Technologies Inc (a)	2,021,577	66,227	Retail - 6.61%
Oceaneering International Inc	2,209	88	Advance Auto Parts Inc	9,353	1,629
RPC Inc	917	11	AutoNation Inc (a)	9,319	581
Schlumberger Ltd	462,221	38,282	AutoZone Inc (a)	2,552	1,789
Targa Resources Corp	3,495	309	Bed Bath & Beyond Inc (a)	21,910	1,429
		$104,917	Brinker International Inc	7,820	468
			CarMax Inc (a)	312,512	20,160
Packaging & Containers - 0.07%			Chipotle Mexican Grill Inc (a)	34,824	25,848
Ball Corp	17,627	1,196	Coach Inc	4,942	154
Bemis Co Inc	1,361	61	Copart Inc (a)	16,179	583
Crown Holdings Inc (a)	7,837	404
			Costco Wholesale Corp	714,538	103,823
Graphic Packaging Holding Co	24,274	367	CST Brands Inc	8,111	307
Owens-Illinois Inc (a)	1,302	28
			CVS Health Corp	89,626	10,080
Packaging Corp of America	12,522	886	Dick's Sporting Goods Inc	8,102	413
Sealed Air Corp	26,877	1,429	Dillard's Inc	360	37
Silgan Holdings Inc	5,190	277	Dollar General Corp	24,839	1,996
WestRock Co	3,442	217	Dollar Tree Inc (a)	16,864	1,316
		$4,865	Domino's Pizza Inc	7,057	803
Pharmaceuticals - 9.48%			DSW Inc	565	18
AbbVie Inc	143,527	10,048	Dunkin' Brands Group Inc	12,308	663
Allergan PLC (a)	250,342	82,901	Foot Locker Inc	15,468	1,091
AmerisourceBergen Corp	18,020	1,906	Gap Inc/The	30,475	1,112
Baxalta Inc	28,341	930	GNC Holdings Inc	11,074	545
Bristol-Myers Squibb Co	1,819,262	119,416	Home Depot Inc/The	106,243	12,434
Cardinal Health Inc	24,530	2,085	L Brands Inc	20,239	1,634
Eli Lilly & Co	450,075	38,036	Liberty Interactive Corp QVC Group (a)	25,747	748
Express Scripts Holding Co (a)	1,542,277	138,913	Lowe's Cos Inc	667,040	46,266
Herbalife Ltd (a)	7,991	403	Macy's Inc	20,145	1,391
Hospira Inc (a)	17,233	1,542	McDonald's Corp	68,452	6,836
Johnson & Johnson	29,336	2,940	Michaels Cos Inc/The (a)	8,017	203
McKesson Corp	420,526	92,755	O'Reilly Automotive Inc (a)	8,257	1,984
Mead Johnson Nutrition Co	1,206,109	106,608	Panera Bread Co (a)	3,237	661
Merck & Co Inc	26,415	1,557	Penske Automotive Group Inc	2,038	110
Mylan NV (a)	25,447	1,425	Ross Stores Inc	33,841	1,799
Omnicare Inc	4,197	406	Sally Beauty Holdings Inc (a)	20,162	601
OPKO Health Inc (a)	30,029	492	Starbucks Corp	3,276,165	189,788
Quintiles Transnational Holdings Inc (a)	9,584	735	Target Corp	6,774	554
Valeant Pharmaceuticals International Inc (a)	369,920	95,266	TJX Cos Inc/The	55,648	3,885
VCA Inc (a)	9,909	610	Tractor Supply Co	411,000	38,026
Zoetis Inc	41,001	2,008	Ulta Salon Cosmetics & Fragrance Inc (a)	8,214	1,364
		$700,982	Walgreens Boots Alliance Inc	16,599	1,604
			Williams-Sonoma Inc	11,716	992
Pipelines - 0.05%			World Fuel Services Corp	1,670	68
ONEOK Inc	12,017	454	Yum! Brands Inc	30,877	2,710
Williams Cos Inc/The	60,882	3,195			$488,503
		$3,649
			Semiconductors - 1.48%
Real Estate - 0.03%			Analog Devices Inc	20,487	1,195
CBRE Group Inc (a)	36,573	1,389	Applied Materials Inc	52,067	904
Jones Lang LaSalle Inc	4,180	744	Avago Technologies Ltd	18,321	2,293
		$2,133	Intel Corp	42,465	1,229
			IPG Photonics Corp (a)	4,419	408
REITS - 0.30%
			Microchip Technology Inc	25,875	202
American Tower Corp	30,209	2,873	Micron Technology Inc (a)	10,929	1,108
Boston Properties Inc	11,648	1,436	NXP Semiconductors NV (a)	973,656	94,435
Columbia Property Trust Inc	1,953	47	Qorvo Inc (a)	10,672	618
Crown Castle International Corp	27,751	2,273
Digital Realty Trust Inc	9,969	641	Qualcomm Inc	19,982	1,287
Empire State Realty Trust Inc	6,706	119	Skyworks Solutions Inc	13,644	1,305
Equinix Inc	4,736	1,321	Texas Instruments Inc	83,913	4,194
Equity LifeStyle Properties Inc	10,774	624	Xilinx Inc	7,640	319
Extra Space Storage Inc	14,894	1,095			$109,497
Federal Realty Investment Trust	8,779	1,201

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Shipbuilding - 0.01%			CONVERTIBLE PREFERRED STOCKS - 0.38%	Shares Held	Value (000	's)
Huntington Ingalls Industries Inc	6,218	$730	Internet - 0.38%
			Airbnb Inc - Series D (a),(b),(c),(f)	121,527	$11,314
			Airbnb Inc - Series E (a),(c),(g)	29,361	2,733
Software - 6.42%			Dropbox Inc (a),(b),(c),(h)	254,085	4,853
Adobe Systems Inc (a)	35,725	2,929
Akamai Technologies Inc (a)	132,953	10,199	Flipkart Online Services Pvt Ltd Series A	2,350	335
			(a),(b),(c),(i)
ANSYS Inc (a)	644,787	60,707
			Flipkart Online Services Pvt Ltd Series C	4,148	590
Broadridge Financial Solutions Inc	15,331	832	(a),(b),(c),(j)
CDK Global Inc	20,496	1,058
Cerner Corp (a)	24,574	1,762	Flipkart Online Services Pvt Ltd Series E	7,712	1,097
			(a),(b),(c),(k)
Electronic Arts Inc (a)	26,184	1,873
			Uber Technologies Inc (a),(b),(c),(l)	209,292	6,973
Fidelity National Information Services Inc	15,623	1,022
Fiserv Inc (a)	19,708	1,712			$27,895
Intuit Inc	22,945	2,427	TOTAL CONVERTIBLE PREFERRED STOCKS		$27,895
King Digital Entertainment PLC	10,278	160	PREFERRED STOCKS - 0.07%	Shares Held	Value (000	's)
Microsoft Corp	1,591,652	74,330	Internet - 0.07%
MSCI Inc	14,372	980	Flipkart Online Services Pvt Ltd Series G	34,940	4,970
NetSuite Inc (a)	656,000	64,839	(a),(b),(c),(m)
Oracle Corp	158,225	6,320
Paychex Inc	23,545	1,093	TOTAL PREFERRED STOCKS		$4,970
Rackspace Hosting Inc (a)	15,742	536
Red Hat Inc (a)	419,487	33,173	Total Investments		$7,401,328
salesforce.com inc (a)	2,225,309	163,115	Liabilities in Excess of Other Assets, Net - (0.12)%			$(8,649)
ServiceNow Inc (a)	346,000	27,853	TOTAL NET ASSETS - 100.00%		$7,392,679
SolarWinds Inc (a)	8,530	340
SS&C Technologies Holdings Inc	8,179	556	(a) Non-Income Producing Security
Tableau Software Inc (a)	6,337	664
Veeva Systems Inc (a)	9,079	244	(b)		Security is Illiquid. At the end of the period, the value of these securities
Workday Inc (a)	191,700	16,166	totaled $32,525 or 0.44% of net assets.
			(c)		Fair value of these investments is determined in good faith by the Manager
		$474,890	under procedures established and periodically reviewed by the Board of
Telecommunications - 0.54%			Directors. At the end of the period, the fair value of these securities totaled
ARRIS Group Inc (a)	2,903	90	$34,856 or 0.47% of net assets.
AT&T Inc	73,150	2,541	(d)		Restricted Security. At the end of the period, the value of this security
Palo Alto Networks Inc (a)	59,881	11,128	totaled $1,012 or 0.01% of net assets. The security was purchased
T-Mobile US Inc (a)	296,700	12,064	November 7, 2014 at a cost of $1,012.
Verizon Communications Inc	300,314	14,051	(e)		Restricted Security. At the end of the period, the value of this security
		$39,874	totaled $979 or 0.01% of net assets. The security was purchased March
			19, 2015 at a cost of $785.
Textiles - 0.02%			(f)		Restricted Security. At the end of the period, the value of this security
Mohawk Industries Inc (a)	5,541	1,117	totaled $11,314 or 0.15% of net assets. The security was purchased on
			April 16, 2014 at a cost of $4,948.
Toys, Games & Hobbies - 0.01%			(g)		Restricted Security. At the end of the period, the value of this security
Hasbro Inc	11,563	910	totaled $2,733 or 0.04% of net assets. The security was purchased July 14,
			2015 at a cost of $2,733.
			(h)		Restricted Security. At the end of the period, the value of this security
Transportation - 0.96%			totaled $4,853 or 0.07% of net assets. The security was purchased January
Canadian Pacific Railway Ltd	105,700	17,002	30, 2014 at a cost of $4,853.
CH Robinson Worldwide Inc	18,646	1,308	(i)		Restricted Security. At the end of the period, the value of this security
CSX Corp	32,598	1,020	totaled $335 or 0.00% of net assets. The security was purchased March
Expeditors International of Washington Inc	24,462	1,147	19, 2015 at a cost of $268.
FedEx Corp	209,197	35,860	(j)		Restricted Security. At the end of the period, the value of this security
Genesee & Wyoming Inc (a)	2,646	188	totaled $590 or 0.01% of net assets. The security was purchased March
JB Hunt Transport Services Inc	11,759	989	19, 2015 at a cost of $473.
Landstar System Inc	5,678	409	(k)		Restricted Security. At the end of the period, the value of this security
Old Dominion Freight Line Inc (a)	8,925	653	totaled $1,097 or 0.01% of net assets. The security was purchased March
Teekay Corp	2,312	83	19, 2015 at a cost of $879.
Union Pacific Corp	69,883	6,820	(l)		Restricted Security. At the end of the period, the value of this security
United Parcel Service Inc	55,991	5,731	totaled $6,973 or 0.09% of net assets. The security was purchased
		$71,210	December 5, 2014 at a cost of $6,973.
TOTAL COMMON STOCKS		$7,129,191	(m)		Restricted Security. At the end of the period, the value of this security
INVESTMENT COMPANIES - 3.24%	Shares Held Value (000's)		totaled $4,970 or 0.07% of net assets. The security was purchased on
			December 17, 2014 at a cost of $4,184.
Publicly Traded Investment Fund - 3.24%
Cash Account Trust - Government & Agency	6,342,092	6,342
Portfolio - Government Cash Managed
First American Government Obligations Fund	154,209,848	154,210
Morgan Stanley Institutional Liquidity Funds -	78,720,263	78,720
Government Portfolio
		$239,272
TOTAL INVESTMENT COMPANIES		$239,272

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		30.25%
Communications		18.84%
Technology		13.08%
Consumer, Cyclical		11.66%
Industrial		9.62%
Financial		9.17%
Exchange Traded Funds		3.24%
Energy		2.28%
Basic Materials		1.97%
Utilities		0.01%
Liabilities in Excess of Other Assets, Net		(0.12)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2015	Long	2,317	$242,798	$243,100	$302
Total					$302

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2015 (unaudited)

COMMON STOCKS - 97.31%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.04%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	5,404	$115	Medivation Inc (a)	1,030	$109
Omnicom Group Inc	2,032	149	Regeneron Pharmaceuticals Inc (a)	4,911	2,719
		$264	United Therapeutics Corp (a)	604	102
			Vertex Pharmaceuticals Inc (a)	1,799	243
Aerospace & Defense - 2.73%					$29,730
B/E Aerospace Inc	1,389	68
Boeing Co/The	55,437	7,992	Building Materials - 0.01%
General Dynamics Corp	728	109	Fortune Brands Home & Security Inc	730	35
Harris Corp	271	22	Martin Marietta Materials Inc	123	19
Lockheed Martin Corp	37,236	7,711	Vulcan Materials Co	227	21
Northrop Grumman Corp	771	133			$75
Rockwell Collins Inc	1,731	147
Spirit AeroSystems Holdings Inc (a)	1,711	96	Chemicals - 3.03%
			Air Products & Chemicals Inc	1,517	216
United Technologies Corp	22,772	2,285	Ashland Inc	84	10
		$18,563	Axalta Coating Systems Ltd (a)	1,320	42
Agriculture - 0.91%			Celanese Corp	142	9
Altria Group Inc	13,626	741	CF Industries Holdings Inc	1,997	118
Philip Morris International Inc	59,622	5,100	Chemours Co/The	717	8
Reynolds American Inc	3,651	313	Dow Chemical Co/The	68,578	3,227
		$6,154	Eastman Chemical Co	484	38
			Ecolab Inc	44,540	5,158
Airlines - 0.73%			EI du Pont de Nemours & Co	3,586	200
Alaska Air Group Inc	25,901	1,962	International Flavors & Fragrances Inc	1,059	122
American Airlines Group Inc	5,139	206	LyondellBasell Industries NV	3,294	309
Delta Air Lines Inc	52,295	2,319	Monsanto Co	4,072	415
JetBlue Airways Corp (a),(b)	1,528	35	NewMarket Corp	114	45
Southwest Airlines Co	5,523	200	Platform Specialty Products Corp (a),(b)	257	6
Spirit Airlines Inc (a)	955	57	PPG Industries Inc	23,601	2,558
United Continental Holdings Inc (a)	3,162	178	Praxair Inc	38,114	4,351
		$4,957	Sherwin-Williams Co/The	12,977	3,605
Apparel - 0.44%			Sigma-Aldrich Corp	609	85
Carter's Inc	16,390	1,662	Valspar Corp/The	1,043	87
Hanesbrands Inc	3,362	104			$20,609
Michael Kors Holdings Ltd (a)	2,601	109
			Commercial Services - 1.92%
Nike Inc	5,718	659	Aaron's Inc	156	6
Skechers U.S.A. Inc (a)	535	80	Automatic Data Processing Inc	3,240	258
Under Armour Inc (a)	1,305	130	Avis Budget Group Inc (a)	1,385	60
VF Corp	2,861	221	Booz Allen Hamilton Holding Corp	1,232	34
		$2,965	Cintas Corp	1,248	107
Automobile Manufacturers - 0.05%			Equifax Inc	1,557	159
PACCAR Inc	2,676	174	FleetCor Technologies Inc (a)	670	104
Tesla Motors Inc (a)	722	192	Gartner Inc (a)	1,087	96
		$366	Global Payments Inc	852	95
			KAR Auction Services Inc	658	26
Automobile Parts & Equipment - 0.28%			MasterCard Inc	63,149	6,151
Allison Transmission Holdings Inc	1,277	37	McGraw Hill Financial Inc	2,023	206
BorgWarner Inc	1,653	82	Moody's Corp	1,510	167
Delphi Automotive PLC	2,443	191	Morningstar Inc	265	23
Lear Corp	762	80	PayPal Holdings Inc (a)	10,425	403
WABCO Holdings Inc (a)	12,095	1,493	Quanta Services Inc (a)	530	15
		$1,883	Robert Half International Inc	1,768	97
			RR Donnelley & Sons Co	1,433	25
Banks - 0.01%			ServiceMaster Global Holdings Inc (a)	1,344	52
Bank of New York Mellon Corp/The	1,585	69	Total System Services Inc	2,162	100
			Towers Watson & Co	161	20
Beverages - 2.86%			United Rentals Inc (a)	1,269	85
Coca-Cola Co/The	171,573	7,048	Verisk Analytics Inc (a)	58,640	4,581
Coca-Cola Enterprises Inc	3,049	156	Western Union Co/The	6,757	137
Constellation Brands Inc	1,455	175	WEX Inc (a)	505	51
Dr Pepper Snapple Group Inc	1,681	135			$13,058
Monster Beverage Corp (a)	1,329	204
PepsiCo Inc	121,246	11,681	Computers - 8.14%
			Accenture PLC - Class A	5,390	556
		$19,399	Apple Inc	286,406	34,741
Biotechnology - 4.38%			Cognizant Technology Solutions Corp (a)	21,946	1,385
Alexion Pharmaceuticals Inc (a)	24,267	4,791	DST Systems Inc	371	40
Amgen Inc	6,430	1,136	EMC Corp/MA	357,795	9,621
Biogen Inc (a)	19,517	6,222	Fortinet Inc (a)	1,869	89
BioMarin Pharmaceutical Inc (a)	1,172	171	Genpact Ltd (a)	2,082	46
Celgene Corp (a)	5,840	767	IHS Inc (a)	770	96
Gilead Sciences Inc	73,512	8,664	International Business Machines Corp	47,405	7,680
Illumina Inc (a)	13,418	2,942	Jack Henry & Associates Inc	1,067	75
Incyte Corp (a)	17,876	1,864	NetApp Inc	1,223	38

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Engineering & Construction - 0.76%
Synopsys Inc (a)	148	$8	AECOM (a)	259	$8
Teradata Corp (a)	23,867	885	SBA Communications Corp (a)	42,473	5,127
		$55,260			$5,135

Consumer Products - 0.43%			Entertainment - 0.02%
Avery Dennison Corp	1,108	67	Madison Square Garden Co/The (a)	804	67
Church & Dwight Co Inc	27,781	2,399	Six Flags Entertainment Corp	914	43
Clorox Co/The	1,361	152			$110
Kimberly-Clark Corp	2,554	294
Spectrum Brands Holdings Inc	330	35	Environmental Control - 0.97%
			Clean Harbors Inc (a)	519	25
		$2,947	Stericycle Inc (a)	46,193	6,512
Cosmetics & Personal Care - 0.42%			Waste Management Inc	503	26
Colgate-Palmolive Co	7,009	477			$6,563
Estee Lauder Cos Inc/The	26,711	2,380
		$2,857	Food - 2.12%
			Campbell Soup Co	1,342	66
Distribution & Wholesale - 0.06%			ConAgra Foods Inc	37,037	1,632
Fossil Group Inc (a)	449	31	Flowers Foods Inc	2,029	44
Genuine Parts Co	1,180	105	General Mills Inc	94,417	5,496
LKQ Corp (a)	3,981	125	Hain Celestial Group Inc (a)	1,343	91
Watsco Inc	341	44	Hershey Co/The	1,056	98
WW Grainger Inc	547	125	Hormel Foods Corp	1,751	104
		$430	Ingredion Inc	114	10
			Kellogg Co	1,646	109
Diversified Financial Services - 3.87%			Kraft Heinz Co/The	4,358	346
Affiliated Managers Group Inc (a)	716	149
			Kroger Co/The	157,866	6,195
Air Lease Corp	71	2	Pilgrim's Pride Corp	115	2
Alliance Data Systems Corp (a)	10,642	2,927
Ally Financial Inc (a)	466	11	Tyson Foods Inc	239	11
			WhiteWave Foods Co/The (a)	2,291	118
American Express Co	62,557	4,759	Whole Foods Market Inc	2,878	105
Ameriprise Financial Inc	1,304	164			$14,427
BlackRock Inc	339	114
CBOE Holdings Inc	1,060	66	Forest Products & Paper - 0.02%
Charles Schwab Corp/The	5,989	209	International Paper Co	3,395	162
CoreLogic Inc/United States (a)	530	21
Credit Acceptance Corp (a)	111	27
Eaton Vance Corp	1,542	59	Hand & Machine Tools - 0.03%
			Lincoln Electric Holdings Inc	910	55
Federated Investors Inc	1,226	41	Regal Beloit Corp	30	2
Franklin Resources Inc	51,876	2,363
Intercontinental Exchange Inc	519	118	Snap-on Inc	760	125
Invesco Ltd	704	27	Stanley Black & Decker Inc	184	20
Legg Mason Inc	418	21			$202
Santander Consumer USA Holdings Inc (a)	79	2	Healthcare - Products - 2.43%
SLM Corp (a)	5,126	47	Align Technology Inc (a)	1,057	66
T Rowe Price Group Inc	2,247	173	Baxter International Inc	2,932	118
TD Ameritrade Holding Corp	2,977	109	Becton Dickinson and Co	1,774	270
Visa Inc	196,968	14,839	Bruker BioSciences Corp (a)	1,453	31
Waddell & Reed Financial Inc	1,075	48	Cooper Cos Inc/The	10,403	1,841
		$26,296	CR Bard Inc	13,144	2,585
Electric - 0.01%			Danaher Corp	48,954	4,482
Calpine Corp (a)	565	10	DENTSPLY International Inc	40,955	2,331
			Edwards Lifesciences Corp (a)	902	137
Dominion Resources Inc/VA	388	28	Henry Schein Inc (a)	1,110	164
ITC Holdings Corp	749	25	Hologic Inc (a)	3,218	134
		$63	IDEXX Laboratories Inc (a)	1,224	89
Electrical Components & Equipment - 0.26%			Intuitive Surgical Inc (a)	7,039	3,754
AMETEK Inc	1,971	105	Patterson Cos Inc	616	31
Emerson Electric Co	3,802	197	ResMed Inc	1,844	107
Generac Holdings Inc (a)	41,525	1,456	Sirona Dental Systems Inc (a)	726	75
Hubbell Inc	99	10	Stryker Corp	1,418	145
		$1,768	Varian Medical Systems Inc (a)	1,306	112
			VWR Corp (a)	202	5
Electronics - 1.10%			Zimmer Biomet Holdings Inc	138	14
Amphenol Corp	2,258	127			$16,491
Gentex Corp/MI	1,925	31
Honeywell International Inc	42,022	4,415	Healthcare - Services - 1.23%
Jabil Circuit Inc	471	10	Aetna Inc	1,124	127
Keysight Technologies Inc (a)	1,860	57	Anthem Inc	686	106
Mettler-Toledo International Inc (a)	2,959	999	Centene Corp (a)	1,556	109
Thermo Fisher Scientific Inc	1,126	157	Cigna Corp	2,176	313
Tyco International PLC	2,689	102	DaVita HealthCare Partners Inc (a)	665	53
Waters Corp (a)	11,842	1,580	HCA Holdings Inc (a)	327	30
		$7,478	Health Net Inc/CA (a)	166	11
			Humana Inc	1,177	214

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Machinery - Construction & Mining (continued)
Laboratory Corp of America Holdings (a)	49,944	$6,357	Caterpillar Inc	1,374	$108
LifePoint Health Inc (a)	56	5			$111
Mednax Inc (a)	706	60
Premier Inc (a)	492	18	Machinery - Diversified - 0.52%
UnitedHealth Group Inc	7,647	928	BWX Technologies Inc	278	7
Universal Health Services Inc	227	33	Cummins Inc	1,102	143
		$8,364	Deere & Co	786	74
			Flowserve Corp	819	38
Home Builders - 0.02%			Graco Inc	765	55
NVR Inc (a)	52	78	Middleby Corp/The (a)	750	92
Thor Industries Inc	562	31	Nordson Corp	794	59
Toll Brothers Inc (a)	802	31	Rockwell Automation Inc	1,112	130
		$140	Roper Technologies Inc	504	84
			Wabtec Corp/DE	27,996	2,833
Home Furnishings - 0.04%					$3,515
Harman International Industries Inc	931	100
Leggett & Platt Inc	1,803	86	Media - 6.12%
Tempur Sealy International Inc (a)	798	61	AMC Networks Inc (a)	783	66
		$247	Cablevision Systems Corp	381	11
			CBS Corp	3,636	194
Housewares - 0.02%			Charter Communications Inc (a)	547	102
Newell Rubbermaid Inc	1,772	77	Comcast Corp - Class A	342,306	21,363
Scotts Miracle-Gro Co/The	552	33	Comcast Corp - Special Class A	2,918	182
Tupperware Brands Corp	617	36	DISH Network Corp (a)	1,917	124
		$146	FactSet Research Systems Inc	547	91
Insurance - 0.64%			Scripps Networks Interactive Inc	1,201	75
Aflac Inc	28,183	1,805	Sirius XM Holdings Inc (a)	504,736	1,999
American International Group Inc	30,390	1,949	Starz (a)	1,129	46
Aon PLC	2,083	210	Time Warner Cable Inc	2,082	395
Arthur J Gallagher & Co	1,220	58	Time Warner Inc	3,131	276
Berkshire Hathaway Inc - Class B (a)	1,029	147	Twenty-First Century Fox Inc - A Shares	6,298	217
Erie Indemnity Co	317	27	Viacom Inc	135	8
Markel Corp (a)	18	16	Viacom Inc	2,935	167
Marsh & McLennan Cos Inc	2,737	158	Walt Disney Co/The	135,418	16,250
		$4,370			$41,566

Internet - 10.25%			Metal Fabrication & Hardware - 0.01%
Amazon.com Inc (a)	19,812	10,622	Precision Castparts Corp	345	67
CDW Corp/DE	1,726	62
eBay Inc (a)	10,425	293
			Mining - 0.01%
Expedia Inc	53,909	6,547	Compass Minerals International Inc	440	35
F5 Networks Inc (a)	934	125
Facebook Inc (a)	126,021	11,847	Tahoe Resources Inc	180	2
Google Inc - A Shares (a)	40,700	26,761			$37
Google Inc - C Shares (a)	2,166	1,355	Miscellaneous Manufacturing - 1.65%
Groupon Inc (a)	6,482	31	3M Co	58,900	8,914
LinkedIn Corp (a)	12,170	2,474	AO Smith Corp	971	70
Netflix Inc (a)	3,136	358	Carlisle Cos Inc	185	19
Pandora Media Inc (a)	106,781	1,871	Illinois Tool Works Inc	2,469	221
Priceline Group Inc/The (a)	438	545	Ingersoll-Rand PLC	242	15
Splunk Inc (a)	22,727	1,590	Pall Corp	872	110
Twitter Inc (a)	4,130	128	Parker-Hannifin Corp	16,354	1,843
VeriSign Inc (a)	70,049	4,969	Textron Inc	824	36
		$69,578			$11,228

Iron & Steel - 0.00%			Office & Business Equipment - 0.00%
Steel Dynamics Inc	351	7	Pitney Bowes Inc	1,081	23

Leisure Products & Services - 0.04%			Oil & Gas - 0.34%
Brunswick Corp/DE	894	47	Cabot Oil & Gas Corp	3,441	90
Norwegian Cruise Line Holdings Ltd (a)	1,580	99	Concho Resources Inc (a)	19,572	2,086
Polaris Industries Inc	869	119	Continental Resources Inc/OK (a)	369	12
		$265	CVR Energy Inc	85	3
			EOG Resources Inc	618	48
Lodging - 0.43%			HollyFrontier Corp	379	18
Choice Hotels International Inc	463	23	Marathon Petroleum Corp	533	29
Hilton Worldwide Holdings Inc	4,348	117	Murphy USA Inc (a)	35	2
Las Vegas Sands Corp	43,641	2,446	Range Resources Corp	146	6
Marriott International Inc/MD	1,754	127	Tesoro Corp	100	10
Starwood Hotels & Resorts Worldwide Inc	1,249	99			$2,304
Wyndham Worldwide Corp	1,571	130
		$2,942	Oil & Gas Services - 1.19%
			FMC Technologies Inc (a)	1,967	64
Machinery - Construction & Mining - 0.02%			Halliburton Co	54,144	2,263
Babcock & Wilcox Enterprises Inc (a)	139	3
			Oceaneering International Inc	226	9

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas Services (continued)			REITS (continued)
Schlumberger Ltd	68,693	$5,689	Tanger Factory Outlet Centers Inc	1,254	$41
Targa Resources Corp	357	32			$5,242

		$8,057	Retail - 11.99%
Packaging & Containers - 0.07%			Advance Auto Parts Inc	957	167
Ball Corp	1,804	122	AutoNation Inc (a)	953	59
Bemis Co Inc	139	6	AutoZone Inc (a)	12,076	8,464
Crown Holdings Inc (a)	802	41	Bed Bath & Beyond Inc (a)	60,051	3,917
Graphic Packaging Holding Co	2,484	38	Brinker International Inc	817	49
Owens-Illinois Inc (a)	133	3	CarMax Inc (a)	1,774	114
Packaging Corp of America	1,281	91	Chipotle Mexican Grill Inc (a)	5,073	3,765
Sealed Air Corp	2,751	146	Coach Inc	505	16
Silgan Holdings Inc	520	28	Copart Inc (a)	1,656	60
WestRock Co	352	22	Costco Wholesale Corp	37,489	5,447
		$497	CST Brands Inc	830	31
			CVS Health Corp	56,851	6,394
Pharmaceuticals - 10.47%			Dick's Sporting Goods Inc	829	42
Abbott Laboratories	128,990	6,539	Dillard's Inc	36	4
AbbVie Inc	85,179	5,963	Dollar General Corp	2,571	207
Allergan PLC (a)	1,306	432
			Dollar Tree Inc (a)	133,272	10,400
AmerisourceBergen Corp	1,877	199	Domino's Pizza Inc	722	82
Baxalta Inc	2,932	96	Dunkin' Brands Group Inc	1,259	68
Bristol-Myers Squibb Co	77,900	5,113	Foot Locker Inc	1,583	112
Cardinal Health Inc	45,821	3,894	Gap Inc/The	26,005	949
Eli Lilly & Co	7,205	609	GNC Holdings Inc	1,149	56
Express Scripts Holding Co (a)	155,267	13,985
Herbalife Ltd (a)	817	41	Home Depot Inc/The	62,224	7,282
Hospira Inc (a)	1,763	158	L Brands Inc	2,097	169
			Liberty Interactive Corp QVC Group (a)	2,635	77
Jazz Pharmaceuticals PLC (a)	6,154	1,183
			Lowe's Cos Inc	8,026	557
Johnson & Johnson	110,727	11,096	Macy's Inc	50,457	3,484
McKesson Corp	19,308	4,259	McDonald's Corp	7,047	704
Mead Johnson Nutrition Co	53,827	4,758	Michaels Cos Inc/The (a)	820	21
Merck & Co Inc	2,703	159	O'Reilly Automotive Inc (a)	28,120	6,758
Mylan NV (a)	2,659	149
			Panera Bread Co (a)	331	68
Omnicare Inc	429	42	Penske Automotive Group Inc	208	11
OPKO Health Inc (a)	3,073	50
			Ross Stores Inc	70,206	3,732
Perrigo Co PLC	18,840	3,621	Sally Beauty Holdings Inc (a)	2,063	61
Pfizer Inc	137,503	4,958	Starbucks Corp	12,654	733
Quintiles Transnational Holdings Inc (a)	981	75
			Target Corp	693	57
Teva Pharmaceutical Industries Ltd ADR	23,672	1,634	TJX Cos Inc/The	138,928	9,701
VCA Inc (a)	1,014	62
			Tractor Supply Co	1,142	106
Zoetis Inc	41,646	2,040	Ulta Salon Cosmetics & Fragrance Inc (a)	840	139
		$71,115	Walgreens Boots Alliance Inc	1,699	164
Pipelines - 0.06%			Wal-Mart Stores Inc	94,110	6,774
ONEOK Inc	1,230	47	Williams-Sonoma Inc	1,199	101
Williams Cos Inc/The	6,277	329	World Fuel Services Corp	170	7
		$376	Yum! Brands Inc	3,173	278
					$81,387
Real Estate - 0.03%
CBRE Group Inc (a)	3,743	142	Semiconductors - 2.52%
Jones Lang LaSalle Inc	427	76	Analog Devices Inc	2,097	122
		$218	Applied Materials Inc	5,329	92
			Avago Technologies Ltd	1,893	237
REITS - 0.77%			Intel Corp	4,346	126
American Tower Corp	3,118	296	IPG Photonics Corp (a)	452	42
Boston Properties Inc	1,192	147	Maxim Integrated Products Inc	65,108	2,216
Columbia Property Trust Inc	199	5	Microchip Technology Inc	2,648	113
Crown Castle International Corp	2,869	235	Micron Technology Inc (a)	1,118	21
Digital Realty Trust Inc	1,020	66	Qorvo Inc (a)	1,092	63
Empire State Realty Trust Inc	686	12	Qualcomm Inc	146,204	9,415
Equinix Inc	484	135	Skyworks Solutions Inc	14,723	1,409
Equity LifeStyle Properties Inc	1,102	64	Texas Instruments Inc	8,670	433
Extra Space Storage Inc	1,524	112	Xilinx Inc	67,164	2,804
Federal Realty Investment Trust	898	123			$17,093
Health Care REIT Inc	2,069	143
Healthcare Trust of America Inc	201	5	Shipbuilding - 0.01%
Iron Mountain Inc	1,080	32	Huntington Ingalls Industries Inc	636	75
Lamar Advertising Co	1,059	64
Omega Healthcare Investors Inc	633	23	Software - 6.29%
Plum Creek Timber Co Inc	942	39	Adobe Systems Inc (a)	40,994	3,361
Post Properties Inc	241	14	Akamai Technologies Inc (a)	1,305	100
Public Storage	1,138	233	ANSYS Inc (a)	239	22
Simon Property Group Inc	18,443	3,453	Broadridge Financial Solutions Inc	1,569	85
			CDK Global Inc	2,097	108

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	Portfolio Summary (unaudited)
				Sector	Percent
Software (continued)
Cerner Corp (a)	30,520	$2,189		Consumer, Non-cyclical	27.19%
Electronic Arts Inc (a)	46,347	3,316		Communications	18.63%
Fidelity National Information Services Inc	1,599	105		Technology	16.93%
Fiserv Inc (a)	38,005	3,302		Consumer, Cyclical	14.15%
Intuit Inc	50,627	5,355		Industrial	10.43%
King Digital Entertainment PLC	1,052	16		Financial	5.32%
				Exchange Traded Funds	3.81%
Microsoft Corp	187,964	8,778		Basic Materials	3.06%
MSCI Inc	1,471	100
NetSuite Inc (a)	7,138	705		Energy	1.59%
				Utilities	0.01%
Oracle Corp	359,636	14,364		Liabilities in Excess of Other Assets, Net	(1.12)%
Paychex Inc	2,378	110
Rackspace Hosting Inc (a)	1,611	55		TOTAL NET ASSETS	100.00%
Red Hat Inc (a)	1,339	106
salesforce.com inc (a)	4,830	354
SolarWinds Inc (a)	873	35
SS&C Technologies Holdings Inc	837	57
Tableau Software Inc (a)	648	68
Veeva Systems Inc (a)	929	25
		$42,716

Telecommunications - 2.22%
ARRIS Group Inc (a)	297	9
AT&T Inc	54,824	1,904
Cisco Systems Inc	75,960	2,159
Palo Alto Networks Inc (a)	530	98
Verizon Communications Inc	232,345	10,872
		$15,042

Textiles - 0.02%
Mohawk Industries Inc (a)	567	114

Toys, Games & Hobbies - 0.01%
Hasbro Inc	1,183	93

Transportation - 2.29%
CH Robinson Worldwide Inc	1,908	134
CSX Corp	3,336	104
Expeditors International of Washington Inc	103,773	4,864
FedEx Corp	21,198	3,634
Genesee & Wyoming Inc (a)	275	20
JB Hunt Transport Services Inc	1,203	101
Landstar System Inc	581	42
Old Dominion Freight Line Inc (a)	913	67
Teekay Corp	236	8
Union Pacific Corp	61,322	5,984
United Parcel Service Inc	5,772	591
		$15,549
TOTAL COMMON STOCKS		$660,765
INVESTMENT COMPANIES - 3.81%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 3.81%
Cash Account Trust - Government & Agency	650,115	650
Portfolio - Government Cash Managed
First American Government Obligations Fund	9,551,979	9,552
Morgan Stanley Institutional Liquidity Funds -	15,688,536	15,689
Government Portfolio
		$25,891
TOTAL INVESTMENT COMPANIES		$25,891
Total Investments		$686,656
Liabilities in Excess of Other Assets, Net - (1.12)%			$(7,596)
TOTAL NET ASSETS - 100.00%		$679,060

(a) Non-Income Producing Security
(b)		Security is Illiquid. At the end of the period, the value of these securities totaled $41 or 0.01% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2015	Long	257	$26,770	$26,964	$194
Total					$194
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 97.94%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.14%			Beverages - 2.15%
Interpublic Group of Cos Inc/The	108,193	$2,304	Brown-Forman Corp - B Shares	40,828	$4,426
Omnicom Group Inc	64,012	4,678	Coca-Cola Co/The	1,027,818	42,223
		$6,982	Coca-Cola Enterprises Inc	56,160	2,868
			Constellation Brands Inc	44,391	5,328
Aerospace & Defense - 1.97%			Dr Pepper Snapple Group Inc	50,235	4,030
Boeing Co/The	168,501	24,293	Keurig Green Mountain Inc	30,255	2,270
General Dynamics Corp	81,824	12,201	Molson Coors Brewing Co	41,829	2,976
Harris Corp	32,288	2,678	Monster Beverage Corp (a)	38,344	5,888
L-3 Communications Holdings Inc	21,579	2,492	PepsiCo Inc	386,739	37,262
Lockheed Martin Corp	70,099	14,517			$107,271
Northrop Grumman Corp	50,773	8,784
Raytheon Co	79,950	8,722	Biotechnology - 3.18%
Rockwell Collins Inc	34,655	2,932	Alexion Pharmaceuticals Inc (a)	58,663	11,582
United Technologies Corp	216,914	21,759	Amgen Inc	199,212	35,179
		$98,378	Biogen Inc (a)	61,632	19,647
			Celgene Corp (a)	207,811	27,275
Agriculture - 1.60%			Gilead Sciences Inc	385,050	45,382
Altria Group Inc	515,256	28,019	Regeneron Pharmaceuticals Inc (a)	19,753	10,937
Archer-Daniels-Midland Co	162,543	7,708	Vertex Pharmaceuticals Inc (a)	63,865	8,622
Philip Morris International Inc	405,890	34,716			$158,624
Reynolds American Inc	108,909	9,343
		$79,786	Building Materials - 0.16%
			Martin Marietta Materials Inc	16,266	2,551
Airlines - 0.46%			Masco Corp	91,073	2,403
American Airlines Group Inc	181,519	7,279	Vulcan Materials Co	34,758	3,164
Delta Air Lines Inc	215,191	9,541			$8,118
Southwest Airlines Co	175,100	6,339
		$23,159	Chemicals - 2.15%
			Air Products & Chemicals Inc	50,643	7,217
Apparel - 0.80%			Airgas Inc	17,806	1,817
Hanesbrands Inc	105,240	3,266	CF Industries Holdings Inc	61,662	3,650
Michael Kors Holdings Ltd (a)	52,061	2,186	Dow Chemical Co/The	283,941	13,362
Nike Inc	182,462	21,023	Eastman Chemical Co	39,033	3,060
Ralph Lauren Corp	15,833	1,993	Ecolab Inc	70,214	8,131
Under Armour Inc (a)	44,048	4,375	EI du Pont de Nemours & Co	237,180	13,225
VF Corp	89,077	6,867	FMC Corp	34,987	1,698
		$39,710	International Flavors & Fragrances Inc	21,192	2,450
Automobile Manufacturers - 0.65%			LyondellBasell Industries NV	102,927	9,658
Ford Motor Co	1,041,580	15,447	Monsanto Co	124,743	12,710
General Motors Co	353,726	11,146	Mosaic Co/The	81,316	3,492
PACCAR Inc	92,960	6,027	PPG Industries Inc	71,227	7,720
		$32,620	Praxair Inc	75,539	8,622
			Sherwin-Williams Co/The	20,753	5,764
Automobile Parts & Equipment - 0.38%			Sigma-Aldrich Corp	31,291	4,369
BorgWarner Inc	59,283	2,947			$106,945
Delphi Automotive PLC	75,652	5,907
Goodyear Tire & Rubber Co/The	70,680	2,129	Coal - 0.02%
Johnson Controls Inc	171,571	7,817	Consol Energy Inc	59,953	990
		$18,800

Banks - 7.60%			Commercial Services - 1.55%
Bank of America Corp	2,751,648	49,200	ADT Corp/The	44,881	1,550
Bank of New York Mellon Corp/The	293,846	12,753	Automatic Data Processing Inc	123,019	9,813
BB&T Corp	201,576	8,118	Cintas Corp	24,877	2,127
Capital One Financial Corp	143,168	11,640	Equifax Inc	31,180	3,184
Citigroup Inc	794,973	46,474	H&R Block Inc	72,117	2,401
Comerica Inc	46,640	2,212	MasterCard Inc	253,939	24,734
Fifth Third Bancorp	212,210	4,471	McGraw Hill Financial Inc	71,711	7,297
			Moody's Corp	46,613	5,147
Goldman Sachs Group Inc/The	105,268	21,587	PayPal Holdings Inc (a)	289,648	11,209
Huntington Bancshares Inc/OH	211,841	2,472	Quanta Services Inc (a)	55,499	1,533
JP Morgan Chase & Co	972,339	66,634
KeyCorp	222,264	3,299	Robert Half International Inc	35,391	1,948
M&T Bank Corp	34,839	4,569	Total System Services Inc	42,979	1,986
			United Rentals Inc (a)	25,407	1,702
Morgan Stanley	402,609	15,637
Northern Trust Corp	57,476	4,396	Western Union Co/The	135,278	2,738
PNC Financial Services Group Inc/The	135,699	13,323			$77,369
Regions Financial Corp	351,185	3,649	Computers - 5.94%
State Street Corp	107,864	8,258	Accenture PLC - Class A	164,084	16,919
SunTrust Banks Inc	135,254	5,997	Apple Inc	1,509,443	183,095
US Bancorp	464,551	21,002	Cognizant Technology Solutions Corp (a)	159,961	10,094
Wells Fargo & Co	1,227,717	71,048	Computer Sciences Corp	36,073	2,360
Zions Bancorporation	53,242	1,661	EMC Corp/MA	508,838	13,683
		$378,400	Hewlett-Packard Co	473,297	14,445
			International Business Machines Corp	239,948	38,869
			NetApp Inc	81,691	2,545

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
SanDisk Corp	54,476	$3,284	Emerson Electric Co	175,102	$9,062
Seagate Technology PLC	83,157	4,208			$12,419
Teradata Corp (a)	37,205	1,381
Western Digital Corp	56,871	4,894	Electronics - 1.40%
		$295,777	Agilent Technologies Inc	87,299	3,575
			Allegion PLC	25,068	1,585
Consumer Products - 0.33%			Amphenol Corp	80,940	4,566
Avery Dennison Corp	23,848	1,451	Corning Inc	329,752	6,160
Clorox Co/The	34,369	3,847	FLIR Systems Inc	36,714	1,130
Kimberly-Clark Corp	95,397	10,968	Garmin Ltd	31,600	1,324
		$16,266	Honeywell International Inc	204,814	21,516
			PerkinElmer Inc	29,657	1,569
Cosmetics & Personal Care - 1.50%			TE Connectivity Ltd	106,530	6,490
Colgate-Palmolive Co	222,785	15,154	Thermo Fisher Scientific Inc	104,294	14,552
Estee Lauder Cos Inc/The	58,494	5,212	Tyco International PLC	110,314	4,191
Procter & Gamble Co/The	710,830	54,521	Waters Corp (a)	21,666	2,892
		$74,887			$69,550

Distribution & Wholesale - 0.22%			Energy - Alternate Sources - 0.02%
Fastenal Co	71,228	2,981	First Solar Inc (a)	19,812	878
Fossil Group Inc (a)	11,254	774
Genuine Parts Co	39,877	3,547
WW Grainger Inc	15,605	3,569	Engineering & Construction - 0.06%
		$10,871	Fluor Corp	38,626	1,806
			Jacobs Engineering Group Inc (a)	32,904	1,386
Diversified Financial Services - 2.67%					$3,192
Affiliated Managers Group Inc (a)	14,338	2,981
Alliance Data Systems Corp (a)	16,257	4,471	Environmental Control - 0.23%
American Express Co	228,887	17,409	Republic Services Inc	65,359	2,780
Ameriprise Financial Inc	47,523	5,972	Stericycle Inc (a)	22,283	3,141
BlackRock Inc	33,271	11,190	Waste Management Inc	111,556	5,704
Charles Schwab Corp/The	302,855	10,564			$11,625
CME Group Inc/IL	83,136	7,984
Discover Financial Services	115,940	6,471	Food - 1.73%
E*Trade Financial Corp (a)	75,953	2,159	Campbell Soup Co	46,564	2,296
			ConAgra Foods Inc	111,891	4,930
Franklin Resources Inc	102,192	4,655	General Mills Inc	156,181	9,091
Intercontinental Exchange Inc	29,280	6,677
Invesco Ltd	112,849	4,356	Hershey Co/The	38,452	3,572
			Hormel Foods Corp	35,313	2,091
Legg Mason Inc	25,559	1,261	JM Smucker Co/The	25,394	2,836
NASDAQ OMX Group Inc/The	31,030	1,583
Navient Corp	101,927	1,600	Kellogg Co	65,648	4,344
			Kraft Heinz Co/The	155,182	12,332
T Rowe Price Group Inc	68,841	5,310	Kroger Co/The	256,874	10,080
Visa Inc	506,478	38,158	McCormick & Co Inc/MD	33,480	2,746
		$132,801	Mondelez International Inc	426,190	19,234
Electric - 2.60%			Sysco Corp	155,571	5,649
AES Corp/VA	178,805	2,289	Tyson Foods Inc	76,436	3,390
Ameren Corp	63,572	2,612	Whole Foods Market Inc	93,872	3,417
American Electric Power Co Inc	128,369	7,262			$86,008
CMS Energy Corp	72,312	2,477
Consolidated Edison Inc	76,736	4,880	Forest Products & Paper - 0.11%
Dominion Resources Inc/VA	155,495	11,149	International Paper Co	110,794	5,304
DTE Energy Co	46,986	3,780
Duke Energy Corp	181,189	13,448	Gas - 0.23%
Edison International	85,365	5,123	AGL Resources Inc	31,424	1,511
Entergy Corp	47,036	3,340	CenterPoint Energy Inc	112,718	2,180
Eversource Energy	83,226	4,138	NiSource Inc	83,156	1,452
Exelon Corp	225,654	7,241	Sempra Energy	60,978	6,206
FirstEnergy Corp	110,574	3,755			$11,349
NextEra Energy Inc	116,364	12,241
NRG Energy Inc	87,378	1,962	Hand & Machine Tools - 0.14%
Pepco Holdings Inc	66,239	1,767	Snap-on Inc	15,280	2,518
PG&E Corp	125,799	6,606	Stanley Black & Decker Inc	40,277	4,249
Pinnacle West Capital Corp	29,017	1,791			$6,767
PPL Corp	175,050	5,568	Healthcare - Products - 2.09%
Public Service Enterprise Group Inc	132,540	5,523	Baxter International Inc	142,599	5,715
SCANA Corp	37,445	2,052	Becton Dickinson and Co	54,861	8,347
Southern Co/The	237,972	10,644	Boston Scientific Corp (a)	351,269	6,091
TECO Energy Inc	61,604	1,363	CR Bard Inc	19,453	3,826
WEC Energy Group Inc	82,589	4,047	Danaher Corp	161,348	14,773
Xcel Energy Inc	132,816	4,605	DENTSPLY International Inc	36,632	2,085
		$129,663	Edwards Lifesciences Corp (a)	28,181	4,288
			Henry Schein Inc (a)	21,908	3,242
Electrical Components & Equipment - 0.25%			Intuitive Surgical Inc (a)	9,657	5,149
AMETEK Inc	63,280	3,357
			Medtronic PLC	373,380	29,269

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Patterson Cos Inc	22,449	$1,126	TripAdvisor Inc (a)	29,328	$2,328
St Jude Medical Inc	73,394	5,418	VeriSign Inc (a)	27,456	1,948
Stryker Corp	78,325	8,010	Yahoo! Inc (a)	228,669	8,385
Varian Medical Systems Inc (a)	26,147	2,251			$262,031
Zimmer Biomet Holdings Inc	44,646	4,646
		$104,236	Iron & Steel - 0.07%
			Nucor Corp	83,616	3,691
Healthcare - Services - 1.80%
Aetna Inc	91,493	10,336
Anthem Inc	69,310	10,692	Leisure Products & Services - 0.27%
Cigna Corp	67,432	9,714	Carnival Corp	118,167	6,297
DaVita HealthCare Partners Inc (a)	45,053	3,561	Harley-Davidson Inc	54,774	3,193
HCA Holdings Inc (a)	75,989	7,068	Royal Caribbean Cruises Ltd	43,213	3,883
Humana Inc	39,244	7,146			$13,373
Laboratory Corp of America Holdings (a)	26,305	3,348	Lodging - 0.25%
Quest Diagnostics Inc	37,633	2,778	Marriott International Inc/MD	54,029	3,923
Tenet Healthcare Corp (a)	25,997	1,464	Starwood Hotels & Resorts Worldwide Inc	44,773	3,558
UnitedHealth Group Inc	249,407	30,278	Wyndham Worldwide Corp	31,452	2,595
Universal Health Services Inc	23,883	3,468	Wynn Resorts Ltd	21,362	2,205
		$89,853			$12,281

Holding Companies - Diversified - 0.04%			Machinery - Construction & Mining - 0.26%
Leucadia National Corp	82,618	1,943	Caterpillar Inc	158,160	12,436
			Joy Global Inc	25,533	674
Home Builders - 0.14%					$13,110
DR Horton Inc	87,413	2,595	Machinery - Diversified - 0.52%
Lennar Corp - A Shares	46,775	2,481	Cummins Inc	43,933	5,691
Pulte Group Inc	85,977	1,782	Deere & Co	87,477	8,273
		$6,858	Flowserve Corp	35,290	1,658
Home Furnishings - 0.15%			Rockwell Automation Inc	35,266	4,118
Harman International Industries Inc	18,642	2,007	Roper Technologies Inc	26,337	4,405
Leggett & Platt Inc	36,104	1,726	Xylem Inc/NY	47,520	1,641
Whirlpool Corp	20,605	3,662			$25,786
		$7,395	Media - 3.33%
Housewares - 0.06%			Cablevision Systems Corp	57,764	1,630
Newell Rubbermaid Inc	70,401	3,047	CBS Corp	118,630	6,343
			Comcast Corp - Class A	658,571	41,101
			Discovery Communications Inc - A Shares (a)	39,079	1,290
Insurance - 4.04%			Discovery Communications Inc - C Shares (a)	68,409	2,073
ACE Ltd	85,570	9,307	News Corp	131,196	1,933
Aflac Inc	113,681	7,281	Nielsen NV	96,708	4,687
Allstate Corp/The	107,165	7,389	Scripps Networks Interactive Inc	24,902	1,558
American International Group Inc	349,361	22,401	TEGNA Inc	59,438	1,732
Aon PLC	73,816	7,438	Time Warner Cable Inc	74,066	14,073
Assurant Inc	17,794	1,327	Time Warner Inc	216,053	19,021
Berkshire Hathaway Inc - Class B (a)	477,843	68,207	Twenty-First Century Fox Inc - A Shares	463,603	15,990
Chubb Corp/The	60,197	7,484	Viacom Inc	93,607	5,336
Cincinnati Financial Corp	38,757	2,140	Walt Disney Co/The	409,001	49,080
Genworth Financial Inc (a)	130,320	914			$165,847
Hartford Financial Services Group Inc/The	110,025	5,232
Lincoln National Corp	66,294	3,734	Metal Fabrication & Hardware - 0.14%
Loews Corp	77,843	2,967	Precision Castparts Corp	36,217	7,059
Marsh & McLennan Cos Inc	141,067	8,173
MetLife Inc	292,355	16,296	Mining - 0.18%
Progressive Corp/The	139,886	4,267	Alcoa Inc	342,835	3,384
Prudential Financial Inc	118,690	10,487	Freeport-McMoRan Inc	272,501	3,202
Torchmark Corp	33,041	2,036	Newmont Mining Corp	138,562	2,379
Travelers Cos Inc/The	83,501	8,861			$8,965
Unum Group	65,374	2,343
XL Group PLC	80,341	3,055	Miscellaneous Manufacturing - 2.61%
		$201,339	3M Co	166,203	25,153
			Dover Corp	42,021	2,692
Internet - 5.26%			Eaton Corp PLC	122,384	7,414
Amazon.com Inc (a)	100,050	53,642	General Electric Co	2,639,987	68,904
eBay Inc (a)	289,648	8,145	Illinois Tool Works Inc	88,631	7,930
Expedia Inc	26,123	3,172	Ingersoll-Rand PLC	69,358	4,259
F5 Networks Inc (a)	18,846	2,528	Pall Corp	27,990	3,539
Facebook Inc (a)	551,838	51,878	Parker-Hannifin Corp	36,334	4,097
Google Inc - A Shares (a)	74,987	49,304	Pentair PLC	47,067	2,862
Google Inc - C Shares (a)	75,202	47,047	Textron Inc	72,745	3,179
Netflix Inc (a)	111,181	12,709
Priceline Group Inc/The (a)	13,581	16,889			$130,029
Symantec Corp	178,357	4,056

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment - 0.08%			Pipelines - 0.70%
Pitney Bowes Inc	52,842	$1,106	Columbia Pipeline Group Inc	83,156	$2,426
Xerox Corp	271,889	2,996	Kinder Morgan Inc/DE	454,461	15,743
		$4,102	ONEOK Inc	54,697	2,067
			Spectra Energy Corp	175,893	5,323
Oil & Gas - 5.20%			Williams Cos Inc/The	176,623	9,269
Anadarko Petroleum Corp	133,083	9,895			$34,828
Apache Corp	98,802	4,531
Cabot Oil & Gas Corp	108,368	2,835	Publicly Traded Investment Fund - 0.33%
Chesapeake Energy Corp	135,608	1,174	iShares Core S&P 500 ETF	77,069	16,320
Chevron Corp	492,702	43,594
Cimarex Energy Co	24,542	2,555	Real Estate - 0.06%
ConocoPhillips	323,043	16,262	CBRE GroupInc (a)	73,284	2,783
Devon Energy Corp	101,249	5,004
Diamond Offshore Drilling Inc	17,609	386
Ensco PLC	61,399	1,018	REITS - 2.47%
EOG Resources Inc	143,825	11,102	American Tower Corp	110,853	10,543
EQT Corp	39,916	3,067	Apartment Investment & Management Co	40,946	1,600
Exxon Mobil Corp	1,095,489	86,774	AvalonBay Communities Inc	34,634	5,969
Helmerich & Payne Inc	28,206	1,629	Boston Properties Inc	40,194	4,955
Hess Corp	64,002	3,777	Crown Castle International Corp	88,423	7,243
Marathon Oil Corp	176,844	3,715	Equinix Inc	14,914	4,160
Marathon Petroleum Corp	142,342	7,782	Equity Residential	95,368	7,135
Murphy Oil Corp	43,831	1,437	Essex Property Trust Inc	17,122	3,851
Newfield Exploration Co (a)	42,655	1,399	General Growth Properties Inc	164,860	4,474
Noble Energy Inc	111,797	3,939	HCP Inc	120,963	4,674
Occidental Petroleum Corp	201,254	14,128	Health Care REIT Inc	91,973	6,380
Phillips 66	142,094	11,296	Host Hotels & Resorts Inc	198,517	3,847
Pioneer Natural Resources Co	39,117	4,959	Iron Mountain Inc	49,098	1,476
Range Resources Corp	43,628	1,716	Kimco Realty Corp	108,145	2,672
Southwestern Energy Co (a)	101,395	1,886	Macerich Co/The	36,904	2,921
Tesoro Corp	32,994	3,212	Plum Creek Timber Co Inc	46,015	1,887
Transocean Ltd	89,489	1,187	Prologis Inc	137,305	5,576
Valero Energy Corp	133,263	8,742	Public Storage	38,052	7,808
		$259,001	Realty Income Corp	60,927	2,942
			Simon Property Group Inc	81,555	15,269
Oil & Gas Services - 1.05%			SL Green Realty Corp	26,091	3,004
Baker Hughes Inc	113,889	6,623	Ventas Inc	86,694	5,816
Cameron International Corp (a)	50,150	2,531
FMC Technologies Inc (a)	60,501	1,982	Vornado Realty Trust	45,876	4,475
			Weyerhaeuser Co	135,654	4,163
Halliburton Co	222,936	9,316			$122,840
National Oilwell Varco Inc	101,625	4,281
Schlumberger Ltd	332,680	27,553	Retail - 6.65%
		$52,286	Advance Auto Parts Inc	19,150	3,336
			AutoNation Inc (a)	19,717	1,229
Packaging & Containers - 0.21%			AutoZone Inc (a)	8,311	5,826
Ball Corp	36,119	2,450	Bed Bath & Beyond Inc (a)	44,884	2,928
Owens-Illinois Inc (a)	42,249	902
			Best Buy Co Inc	76,716	2,477
Sealed Air Corp	55,065	2,928	CarMax Inc (a)	54,819	3,536
WestRock Co	68,217	4,302	Chipotle Mexican Grill Inc (a)	8,134	6,037
		$10,582	Coach Inc	72,389	2,259
Pharmaceuticals - 7.94%			Costco Wholesale Corp	115,149	16,731
Abbott Laboratories	390,068	19,773	CVS Health Corp	295,633	33,250
AbbVie Inc	450,541	31,542	Darden Restaurants Inc	32,958	2,431
Allergan PLC (a)	102,824	34,050	Dollar General Corp	77,845	6,256
AmerisourceBergen Corp	54,681	5,782	Dollar Tree Inc (a)	58,329	4,551
Baxalta Inc	142,599	4,682	GameStop Corp	27,961	1,282
Bristol-Myers Squibb Co	436,763	28,669	Gap Inc/The	68,891	2,513
Cardinal Health Inc	86,681	7,366	Home Depot Inc/The	340,343	39,830
Eli Lilly & Co	255,871	21,624	Kohl's Corp	51,845	3,179
Endo International PLC (a)	53,127	4,651	L Brands Inc	64,257	5,187
Express Scripts Holding Co (a)	191,081	17,211	Lowe's Cos Inc	244,372	16,950
Hospira Inc (a)	45,269	4,049	Macy's Inc	88,142	6,087
Johnson & Johnson	726,563	72,809	McDonald's Corp	251,139	25,079
Mallinckrodt PLC (a)	30,648	3,799	Nordstrom Inc	36,942	2,819
McKesson Corp	60,669	13,382	O'Reilly Automotive Inc (a)	26,460	6,359
Mead Johnson Nutrition Co	53,066	4,690	PVH Corp	21,666	2,514
Merck & Co Inc	740,234	43,644	Ross Stores Inc	108,417	5,763
Mylan NV (a)	107,850	6,039	Signet Jewelers Ltd	20,965	2,541
Perrigo Co PLC	38,322	7,365	Staples Inc	167,857	2,469
Pfizer Inc (b)	1,613,367	58,178	Starbucks Corp	393,145	22,775
Zoetis Inc	130,995	6,416	Target Corp	167,290	13,693
		$395,721	Tiffany & Co	29,441	2,818
			TJX Cos Inc/The	178,267	12,447
			Tractor Supply Co	35,745	3,307

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)			Transportation (continued)
Urban Outfitters Inc (a)	25,514	$832	Kansas City Southern	28,963	$2,873
Walgreens Boots Alliance Inc	228,630	22,093	Norfolk Southern Corp	79,873	6,736
Wal-Mart Stores Inc	413,468	29,761	Ryder System Inc	13,967	1,264
Yum! Brands Inc	113,293	9,943	Union Pacific Corp	229,413	22,388
		$331,088	United Parcel Service Inc	181,824	18,612
					$78,866
Savings & Loans - 0.05%			TOTAL COMMON STOCKS		$4,878,876
Hudson City Bancorp Inc	126,255	1,301
People's United Financial Inc	80,989	1,318	INVESTMENT COMPANIES - 2.11%	Shares Held	Value (000	's)
		$2,619	Publicly Traded Investment Fund - 2.11%
			Morgan Stanley Institutional Liquidity Funds -	105,244,908	105,245
Semiconductors - 2.71%			Government Portfolio
Altera Corp	78,888	3,917
Analog Devices Inc	82,150	4,792
Applied Materials Inc	322,690	5,602	TOTAL INVESTMENT COMPANIES		$105,245
Avago Technologies Ltd	67,228	8,413	Total Investments		$4,984,121
Broadcom Corp	142,490	7,211	Liabilities in Excess of Other Assets, Net - (0.05)%		$(2,733)
Intel Corp	1,242,972	35,984	TOTAL NET ASSETS - 100.00%		$4,981,388
KLA-Tencor Corp	41,900	2,223
Lam Research Corp	41,482	3,189
Linear Technology Corp	62,742	2,572	(a) Non-Income Producing Security
Microchip Technology Inc	53,010	2,271	(b)		Security or a portion of the security was pledged to cover margin
Micron Technology Inc (a)	282,266	5,225	requirements for futures contracts. At the end of the period, the value of
NVIDIA Corp	133,912	2,671	these securities totaled $15,152 or 0.30% of net assets.
Qorvo Inc (a)	39,153	2,269
Qualcomm Inc	426,962	27,492
Skyworks Solutions Inc	50,069	4,790	Portfolio Summary (unaudited)
Texas Instruments Inc	272,584	13,624	Sector		Percent
Xilinx Inc	67,754	2,829	Consumer, Non-cyclical		23.95%
		$135,074	Financial		16.89%
Software - 4.11%			Technology		12.76%
Adobe Systems Inc (a)	124,521	10,209	Communications		11.92%
Akamai Technologies Inc (a)	46,784	3,589	Consumer, Cyclical		10.19%
Autodesk Inc (a)	59,646	3,017	Industrial		9.53%
CA Inc	82,943	2,417	Energy		6.99%
Cerner Corp (a)	80,234	5,754	Utilities		2.83%
Citrix Systems Inc (a)	41,996	3,175	Basic Materials		2.51%
Dun & Bradstreet Corp/The	9,441	1,178	Exchange Traded Funds		2.44%
Electronic Arts Inc (a)	81,468	5,829	Diversified		0.04%
Fidelity National Information Services Inc	74,270	4,860	Liabilities in Excess of Other Assets, Net		(0.05)%
Fiserv Inc (a)	62,040	5,389	TOTAL NET ASSETS		100.00%
Intuit Inc	72,227	7,639
Microsoft Corp	2,119,544	98,983
Oracle Corp	835,275	33,361
Paychex Inc	85,652	3,974
Red Hat Inc (a)	48,031	3,798
salesforce.com inc (a)	159,738	11,709
		$204,881

Telecommunications - 3.19%
AT&T Inc	1,609,862	55,926
CenturyLink Inc	147,707	4,224
Cisco Systems Inc	1,332,550	37,871
Frontier Communications Corp	302,177	1,426
Juniper Networks Inc	92,071	2,617
Level 3 Communications Inc (a)	77,083	3,893
Motorola Solutions Inc	48,636	2,926
Verizon Communications Inc	1,068,601	50,000
		$158,883

Textiles - 0.07%
Mohawk Industries Inc (a)	16,277	3,281

Toys, Games & Hobbies - 0.09%
Hasbro Inc	29,353	2,311
Mattel Inc	88,647	2,058
		$4,369

Transportation - 1.58%
CH Robinson Worldwide Inc	38,210	2,680
CSX Corp	258,860	8,097
Expeditors International of Washington Inc	50,115	2,349
FedEx Corp	69,069	11,840
JB Hunt Transport Services Inc	24,092	2,027

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2015	Long	990	$103,173	$103,871	$698
Total					$698
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 99.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 5.16%			Media - 2.15%
General Dynamics Corp	503,300	$75,047	Comcast Corp - Class A	867,200	$54,122
L-3 Communications Holdings Inc	240,100	27,722
United Technologies Corp	268,300	26,913	Miscellaneous Manufacturing - 1.61%
		$129,682	General Electric Co	1,549,000	40,429
Agriculture - 2.70%
Archer-Daniels-Midland Co	815,200	38,657	Oil & Gas - 12.89%
Philip Morris International Inc	340,300	29,106	Chevron Corp	184,200	16,298
		$67,763	ConocoPhillips	702,100	35,344
			EP Energy Corp (a)	1,104,000	9,240
Airlines - 0.87%
Delta Air Lines Inc	495,130	21,954	Exxon Mobil Corp	1,315,400	104,193
			Hess Corp	510,700	30,136
			Newfield Exploration Co (a)	732,700	24,025
Automobile Parts & Equipment - 1.64%			Tesoro Corp	540,400	52,603
Allison Transmission Holdings Inc	940,000	27,429	Valero Energy Corp	794,800	52,139
Lear Corp	132,800	13,821			$323,978
		$41,250
			Packaging & Containers - 0.78%
Banks - 18.35%			WestRock Co	310,900	19,605
Bank of America Corp	313,100	5,598
Citigroup Inc	838,400	49,013
Goldman Sachs Group Inc/The	341,200	69,970	Pharmaceuticals - 7.23%
JP Morgan Chase & Co	1,636,800	112,170	Cardinal Health Inc	761,600	64,721
KeyCorp	3,587,000	53,231	Johnson & Johnson	335,900	33,660
SunTrust Banks Inc	943,100	41,817	Pfizer Inc	2,308,600	83,248
Wells Fargo & Co	2,234,600	129,316			$181,629
		$461,115	REITS - 3.29%
Biotechnology - 1.47%			Duke Realty Corp	457,800	9,234
Amgen Inc	209,690	37,029	Equity Residential	420,550	31,461
			Extra Space Storage Inc	291,600	21,439
			Simon Property Group Inc	109,600	20,519
Building Materials - 0.88%					$82,653
Owens Corning Inc	492,000	22,066
			Retail - 4.41%
			Foot Locker Inc	545,600	38,492
Computers - 0.65%			Kohl's Corp	198,800	12,191
Western Digital Corp	190,940	16,432	Macy's Inc	131,500	9,081
			Target Corp	449,600	36,800
Cosmetics & Personal Care - 0.95%			Wal-Mart Stores Inc	198,000	14,252
Procter & Gamble Co/The	312,200	23,946			$110,816
			Semiconductors - 2.20%
Diversified Financial Services - 0.96%			Broadcom Corp	414,700	20,988
CoreLogic Inc/United States (a)	609,400	24,035	Intel Corp	1,185,600	34,323
					$55,311

Electric - 4.71%			Software - 2.40%
PG&E Corp	978,600	51,386	Electronic Arts Inc (a)	532,200	38,079
Public Service Enterprise Group Inc	1,607,200	66,972	Microsoft Corp	478,000	22,322
		$118,358			$60,401

Food - 3.03%			Telecommunications - 3.96%
Kroger Co/The	1,495,920	58,700	AT&T Inc	553,900	19,243
Tyson Foods Inc (b)	395,200	17,527	Cisco Systems Inc	2,827,000	80,343
		$76,227			$99,586

Healthcare - Services - 6.02%			TOTAL COMMON STOCKS		$2,491,844
Aetna Inc	474,500	53,604	INVESTMENT COMPANIES - 0.89%	Shares Held	Value (000	's)
Anthem Inc	352,600	54,396	Publicly Traded Investment Fund - 0.89%
UnitedHealth Group Inc	355,500	43,158	Goldman Sachs Financial Square Funds -	22,280,140	22,280
		$151,158	Government Fund

Insurance - 10.22%
American International Group Inc	447,550	28,697	TOTAL INVESTMENT COMPANIES		$22,280
Berkshire Hathaway Inc - Class B (a)	779,700	111,294	Total Investments		$2,514,124
Everest Re Group Ltd	243,100	44,516	Liabilities in Excess of Other Assets, Net - (0.04)%			$(969)
Hartford Financial Services Group Inc/The	321,400	15,283	TOTAL NET ASSETS - 100.00%		$2,513,155
Lincoln National Corp	272,300	15,336
MetLife Inc	448,200	24,983
Reinsurance Group of America Inc	172,500	16,650	(a) Non-Income Producing Security
		$256,759	(b)		Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
Iron & Steel - 0.62%			these securities totaled $8,870 or 0.35% of net assets.
Reliance Steel & Aluminum Co	256,430	15,540

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	32.82%
Consumer, Non-cyclical	21.40%
Energy	12.89%
Industrial	8.43%
Consumer, Cyclical	6.92%
Communications	6.11%
Technology	5.25%
Utilities	4.71%
Exchange Traded Funds	0.89%
Basic Materials	0.62%
Liabilities in Excess of Other Assets, Net	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS - 96.74%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 5.21%			Building Materials - 1.39%
Boeing Co/The	81,600	$11,764	CRH PLC ADR	892,600	$26,519
General Dynamics Corp	231,038	34,451	Fortune Brands Home & Security Inc	5,121	245
Harris Corp	4,972	412	Owens Corning Inc	5,706	256
L-3 Communications Holdings Inc	3,979	460	Vulcan Materials Co	3,265	297
Lockheed Martin Corp	2,170	449			$27,317

Northrop Grumman Corp	4,647	804	Chemicals - 0.30%
Orbital ATK Inc	2,990	212	Air Products & Chemicals Inc	1,839	262
Raytheon Co	256,355	27,965
Spirit AeroSystems Holdings Inc (a)	535	30	Albemarle Corp	5,428	294
			Ashland Inc	2,954	338
Triumph Group Inc	2,444	132	Cabot Corp	3,110	109
United Technologies Corp	255,845	25,664	Celanese Corp	6,887	454
		$102,343	Chemours Co/The	4,724	51
Agriculture - 2.56%			Cytec Industries Inc	3,188	237
Altria Group Inc	362,245	19,699	Dow Chemical Co/The	32,307	1,520
Archer-Daniels-Midland Co	22,813	1,082	Eastman Chemical Co	5,398	423
Bunge Ltd	5,279	422	EI du Pont de Nemours & Co	15,637	872
Philip Morris International Inc	338,966	28,991	Huntsman Corp	3,615	69
		$50,194	Mosaic Co/The	11,100	477
			Platform Specialty Products Corp (a),(b)	4,948	115
Airlines - 0.02%			Sigma-Aldrich Corp	3,536	494
Copa Holdings SA	1,614	122	Westlake Chemical Corp	1,971	123
JetBlue Airways Corp (a),(b)	9,494	218
					$5,838
		$340
			Coal - 0.01%
Apparel - 0.02%			Consol Energy Inc	11,298	187
Ralph Lauren Corp	2,732	344

			Commercial Services - 0.49%
Automobile Manufacturers - 1.17%			Aaron's Inc	2,705	100
Ford Motor Co	1,429,221	21,195	ADT Corp/The	8,290	286
General Motors Co	51,812	1,633	Aramark	803	26
PACCAR Inc	1,670	108	Automatic Data Processing Inc	4,469	356
		$22,936	KAR Auction Services Inc	4,663	182
Automobile Parts & Equipment - 2.47%			ManpowerGroup Inc	3,784	342
			PayPal Holdings Inc (a)	196,400	7,601
Allison Transmission Holdings Inc	4,021	117	Quanta Services Inc (a)	8,101	224
BorgWarner Inc	107,282	5,333
Delphi Automotive PLC	231,509	18,076	RR Donnelley & Sons Co	4,855	85
Goodyear Tire & Rubber Co/The	13,057	393	Towers Watson & Co	2,755	349
Johnson Controls Inc	536,811	24,458			$9,551
Lear Corp	926	96	Computers - 2.52%
		$48,473	Amdocs Ltd	335,573	19,681
Banks - 16.05%			Apple Inc	92,700	11,244
Bank of America Corp	2,646,859	47,326	Brocade Communications Systems Inc	20,635	212
Bank of New York Mellon Corp/The	28,354	1,231	DST Systems Inc	99,156	10,823
BB&T Corp	20,627	831	EMC Corp/MA	56,513	1,520
BOK Financial Corp	1,362	90	Hewlett-Packard Co	57,859	1,766
			IHS Inc (a)	479	60
Capital One Financial Corp	346,588	28,178
CIT Group Inc	249,000	11,713	International Business Machines Corp	13,034	2,111
Citigroup Inc	548,449	32,063	Lexmark International Inc	3,003	102
			NCR Corp (a)	8,191	226
Fifth Third Bancorp	22,952	484
Goldman Sachs Group Inc/The	14,347	2,942	NetApp Inc	10,556	329
Huntington Bancshares Inc/OH	39,096	456	SanDisk Corp	6,579	397
			Synopsys Inc (a)	6,950	353
JP Morgan Chase & Co	923,783	63,307	Teradata Corp (a)	1,766	65
KeyCorp	24,050	357
M&T Bank Corp	3,757	493	Western Digital Corp	7,123	613
Morgan Stanley	43,525	1,690			$49,502
Northern Trust Corp	6,596	505	Consumer Products - 0.03%
PacWest Bancorp	4,922	228	Avery Dennison Corp	310	19
PNC Financial Services Group Inc/The	307,431	30,183	Clorox Co/The	1,329	149
Regions Financial Corp	44,058	458	Kimberly-Clark Corp	3,645	419
State Street Corp	333,510	25,533			$587
SunTrust Banks Inc	16,961	752
US Bancorp	47,653	2,154	Cosmetics & Personal Care - 0.93%
Wells Fargo & Co	1,105,197	63,957	Colgate-Palmolive Co	178,179	12,120
Zions Bancorporation	9,818	306	Edgewell Personal Care Co	3,003	287
		$315,237	Procter & Gamble Co/The	77,138	5,917
					$18,324
Beverages - 0.30%
PepsiCo Inc	61,300	5,906	Distribution & Wholesale - 0.01%
			Fossil Group Inc (a)	377	26
			Genuine Parts Co	529	47
Biotechnology - 0.01%			WESCO International Inc (a)	2,194	135
Bio-Rad Laboratories Inc (a)	1,012	153
					$208

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services - 2.56%			Engineering & Construction (continued)
American Express Co	435,206	$33,102	Fluor Corp	7,092	$332
BlackRock Inc	2,419	814	Jacobs Engineering Group Inc (a)	6,067	255
Charles Schwab Corp/The	9,489	331			$1,043
CME Group Inc/IL	9,063	870
CoreLogic Inc/United States (a)	2,434	96	Entertainment - 0.01%
Discover Financial Services	14,645	817	Dolby Laboratories Inc	2,440	86
FNF Group	9,279	363	International Game Technology PLC	1,501	30
Franklin Resources Inc	12,842	585			$116
Intercontinental Exchange Inc	2,026	462	Environmental Control - 0.03%
Invesco Ltd	305,968	11,810	Waste Management Inc	11,889	608
NASDAQ OMX Group Inc/The	5,594	286
Navient Corp	18,806	295
Raymond James Financial Inc	6,179	365	Food - 1.92%
Santander Consumer USA Holdings Inc (a)	4,107	99	ConAgra Foods Inc	10,431	459
Waddell & Reed Financial Inc	248	11	Flowers Foods Inc	929	20
		$50,306	General Mills Inc	152,300	8,865
			Ingredion Inc	3,023	267
Electric - 2.53%			JM Smucker Co/The	108,181	12,083
AES Corp/VA	33,022	423	McCormick & Co Inc/MD	154,300	12,654
Alliant Energy Corp	5,461	336	Mondelez International Inc	46,170	2,084
Ameren Corp	11,730	482	Pinnacle Foods Inc	5,630	253
American Electric Power Co Inc	15,988	904	Safeway, Inc. - CVR - Casa Ley (a),(c)	16,993	—
Calpine Corp (a)	15,918	291	Safeway, Inc. - CVR - Property Development	16,993	—
CMS Energy Corp	13,388	459	Centers (a),(b),(c)
Consolidated Edison Inc	9,554	608	Sysco Corp	11,550	419
Dominion Resources Inc/VA	15,940	1,143	Tyson Foods Inc	10,281	456
DTE Energy Co	5,852	471	Whole Foods Market Inc	1,448	53
Duke Energy Corp	22,666	1,682			$37,613
Edison International	10,629	638
Entergy Corp	114,292	8,117	Forest Products & Paper - 0.01%
Eversource Energy	9,004	448	Domtar Corp	3,122	127
Exelon Corp	28,109	902	International Paper Co	1,031	49
FirstEnergy Corp	13,775	468			$176
Great Plains Energy Inc	7,639	199	Gas - 0.12%
Hawaiian Electric Industries Inc	5,309	159	AGL Resources Inc	5,795	279
NextEra Energy Inc	132,963	13,988	Atmos Energy Corp	4,882	270
Pepco Holdings Inc	12,236	326	CenterPoint Energy Inc	20,811	402
PG&E Corp	15,664	822	NiSource Inc	15,343	268
Pinnacle West Capital Corp	5,355	330	Sempra Energy	6,999	712
PPL Corp	21,797	693	UGI Corp	8,336	305
Public Service Enterprise Group Inc	16,507	688	Vectren Corp	4,100	173
SCANA Corp	6,910	379			$2,409
Southern Co/The	25,744	1,152
WEC Energy Group Inc	265,198	12,995	Hand & Machine Tools - 0.84%
Xcel Energy Inc	16,537	573	Kennametal Inc	3,883	123
		$49,676	Lincoln Electric Holdings Inc	291	18
			Regal Beloit Corp	2,080	144
Electrical Components & Equipment - 0.87%			Stanley Black & Decker Inc	154,527	16,301
Emerson Electric Co	323,797	16,756			$16,586
Energizer Holdings Inc	3,003	116
Hubbell Inc	2,431	254	Healthcare - Products - 3.11%
		$17,126	Baxter International Inc	9,603	385
			Becton Dickinson and Co	123,000	18,715
Electronics - 2.21%			Boston Scientific Corp (a)	34,854	604
Agilent Technologies Inc	11,270	462	Danaher Corp	16,704	1,529
Arrow Electronics Inc (a)	4,628	269
			DENTSPLY International Inc	5,031	286
Avnet Inc	6,573	274	Hill-Rom Holdings Inc	218	12
Corning Inc	39,893	745	Medtronic PLC	483,513	37,903
Garmin Ltd	204,100	8,554	Patterson Cos Inc	1,911	96
Gentex Corp/MI	7,207	116	St Jude Medical Inc	5,928	438
Honeywell International Inc	295,481	31,040	Stryker Corp	4,717	482
Jabil Circuit Inc	7,818	158	Zimmer Biomet Holdings Inc	5,408	563
Keysight Technologies Inc (a)	1,316	40
					$61,013
PerkinElmer Inc	4,624	245
Thermo Fisher Scientific Inc	8,932	1,246	Healthcare - Services - 3.39%
Trimble Navigation Ltd (a)	11,882	275	Aetna Inc	103,212	11,660
		$43,424	Anthem Inc	106,339	16,405
			Cigna Corp	75,200	10,833
Energy - Alternate Sources - 0.01%			DaVita HealthCare Partners Inc (a)	6,077	480
First Solar Inc (a)	3,742	166	HCA Holdings Inc (a)	10,007	931
			Health Net Inc/CA (a)	3,186	213
Engineering & Construction - 0.05%			Humana Inc	535	97
AECOM (a)	6,452	199	Laboratory Corp of America Holdings (a)	3,248	413
Chicago Bridge & Iron Co NV ADR	4,838	257	Mednax Inc (a)	1,938	164
			Quest Diagnostics Inc	6,947	513

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Leisure Products & Services (continued)
UnitedHealth Group Inc	200,141	$24,298	Norwegian Cruise Line Holdings Ltd (a)	522	$33
Universal Health Services Inc	3,638	528	Royal Caribbean Cruises Ltd	4,876	438
		$66,535			$14,774

Home Builders - 0.04%			Lodging - 0.01%
DR Horton Inc	9,299	276	Hyatt Hotels Corp (a)	1,666	93
Lennar Corp - A Shares	5,111	271
Lennar Corp - B Shares	287	13
Toll Brothers Inc (a)	5,655	220	Machinery - Construction & Mining - 0.09%
			Caterpillar Inc	17,182	1,351
		$780	Joy Global Inc	4,823	127
Home Furnishings - 0.02%			Oshkosh Corp	3,876	142
Whirlpool Corp	2,332	415	Terex Corp	5,149	114
					$1,734

Housewares - 0.01%			Machinery - Diversified - 0.66%
Newell Rubbermaid Inc	6,441	279	AGCO Corp	3,750	206
Tupperware Brands Corp	132	8	Cummins Inc	2,242	290
		$287	Deere & Co	121,960	11,534
			Flowserve Corp	3,554	167
Insurance - 3.88%			IDEX Corp	330	25
ACE Ltd	117,007	12,727	Manitowoc Co Inc/The	6,576	116
Aflac Inc	14,360	920	Roper Technologies Inc	2,137	358
Allied World Assurance Co Holdings AG	4,722	200	Xylem Inc/NY	8,776	303
Allstate Corp/The	13,540	934			$12,999
American Financial Group Inc/OH	3,337	230
American International Group Inc	419,621	26,907	Media - 2.73%
American National Insurance Co	353	38	AMC Networks Inc (a)	152,799	12,869
AmTrust Financial Services Inc	1,776	123	Cable One Inc (a)	173	72
Arch Capital Group Ltd (a)	6,001	428	Comcast Corp - Class A	208,906	13,037
Arthur J Gallagher & Co	3,703	176	Comcast Corp - Special Class A	1,812	113
Aspen Insurance Holdings Ltd	3,019	145	Discovery Communications Inc - A Shares (a)	687	23
Assured Guaranty Ltd	7,465	183	Discovery Communications Inc - C Shares (a)	1,210	37
Axis Capital Holdings Ltd	4,886	281	DISH Network Corp (a)	3,515	227
Berkshire Hathaway Inc - Class B (a)	57,737	8,241	Gannett Co Inc	5,592	71
Chubb Corp/The	6,510	809	John Wiley & Sons Inc	2,284	121
CNA Financial Corp	1,319	52	Liberty Media Corp - A Shares (a)	5,177	196
Endurance Specialty Holdings Ltd	2,212	154	Liberty Media Corp - C Shares (a)	9,699	366
Everest Re Group Ltd	2,147	393	TEGNA Inc	10,969	319
Hanover Insurance Group Inc/The	2,193	177	Thomson Reuters Corp	10,579	428
Hartford Financial Services Group Inc/The	294,997	14,027	Time Warner Inc	148,933	13,112
HCC Insurance Holdings Inc	4,628	357	Tribune Media Co	3,903	197
Lincoln National Corp	8,376	472	Twenty-First Century Fox Inc - A Shares	13,047	450
Loews Corp	8,801	335	Twenty-First Century Fox Inc - B Shares	7,552	253
Markel Corp (a)	353	314	Viacom Inc	204,800	11,673
Marsh & McLennan Cos Inc	6,100	353			$53,564
MetLife Inc	31,137	1,736
PartnerRe Ltd	2,305	313	Metal Fabrication & Hardware - 0.04%
Progressive Corp/The	19,425	592	Precision Castparts Corp	3,854	751
Prudential Financial Inc	14,992	1,325	Timken Co/The	3,806	127
Reinsurance Group of America Inc	3,199	309			$878
StanCorp Financial Group Inc	2,041	233	Mining - 0.07%
Torchmark Corp	6,100	376	Alcoa Inc	38,951	384
Travelers Cos Inc/The	10,546	1,119	Freeport-McMoRan Inc	29,405	346
Unum Group	12,058	432	Newmont Mining Corp	24,176	415
Voya Financial Inc	7,668	360	Royal Gold Inc	3,039	153
XL Group PLC	8,671	330	Tahoe Resources Inc	6,849	56
		$76,101			$1,354

Internet - 0.35%			Miscellaneous Manufacturing - 0.59%
eBay Inc (a)	196,400	5,523	AptarGroup Inc	2,532	172
Symantec Corp	19,245	437	Colfax Corp (a)	4,961	189
Yahoo! Inc (a)	26,532	973	Crane Co	2,358	125
		$6,933	Donaldson Co Inc	655	22
Iron & Steel - 0.05%			Dover Corp	7,757	497
Nucor Corp	10,168	449	Eaton Corp PLC	16,097	975
Reliance Steel & Aluminum Co	3,670	222	General Electric Co	286,487	7,477
Steel Dynamics Inc	10,622	213	Ingersoll-Rand PLC	8,482	521
United States Steel Corp	7,137	139	ITT Corp	4,418	168
		$1,023	Parker-Hannifin Corp	3,668	414
			Pentair PLC	5,091	310
Leisure Products & Services - 0.75%			Textron Inc	10,377	453
Brunswick Corp/DE	1,194	63	Trinity Industries Inc	7,662	224
Carnival Corp	262,227	13,974			$11,547
Harley-Davidson Inc	4,555	266

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment - 0.02%			Pharmaceuticals (continued)
Pitney Bowes Inc	6,056	$127	Merck & Co Inc	475,365	$28,027
Xerox Corp	31,212	344	Mylan NV (a)	3,089	173
		$471	Omnicare Inc	3,096	300
			Perrigo Co PLC	3,371	648
Oil & Gas - 8.34%			Pfizer Inc	1,119,730	40,377
Anadarko Petroleum Corp	14,359	1,068	Sanofi ADR	581,779	31,410
Apache Corp	10,660	489	Teva Pharmaceutical Industries Ltd ADR	354,970	24,500
BP PLC ADR	605,649	22,391			$208,219
Cheniere Energy Inc (a)	6,686	461
Chevron Corp	180,069	15,933	Pipelines - 0.12%
Concho Resources Inc (a)	3,966	423	Kinder Morgan Inc/DE	50,692	1,756
ConocoPhillips	388,565	19,560	Spectra Energy Corp	18,979	574
CVR Energy Inc	478	18			$2,330
Denbury Resources Inc	17,486	69
Devon Energy Corp	13,589	672	Real Estate - 0.02%
Diamond Offshore Drilling Inc	3,145	69	Jones Lang LaSalle Inc	598	106
			Realogy Holdings Corp (a)	4,502	205
Diamondback Energy Inc	3,043	205
Energen Corp	3,533	195			$311
EOG Resources Inc	165,590	12,782	REITS - 1.54%
EP Energy Corp (a)	1,712	14	Alexandria Real Estate Equities Inc	3,483	323
EQT Corp	91,606	7,040	American Campus Communities Inc	5,552	207
Exxon Mobil Corp	277,768	22,002	Annaly Capital Management Inc	45,844	456
Hess Corp	8,401	496	Apartment Investment & Management Co	7,562	295
HollyFrontier Corp	8,019	387	Apple Hospitality REIT Inc	9,223	167
Kosmos Energy Ltd (a)	7,605	55	AvalonBay Communities Inc	4,191	722
Laredo Petroleum Inc (a)	6,032	52	BioMed Realty Trust Inc	10,075	217
Marathon Oil Corp	22,488	472	Boston Properties Inc	654	81
Marathon Petroleum Corp	122,613	6,703	Brandywine Realty Trust	8,811	121
Murphy Oil Corp	8,611	282	Brixmor Property Group Inc	8,564	210
Murphy USA Inc (a)	2,083	114	Camden Property Trust	4,198	334
Newfield Exploration Co (a)	7,870	258	CBL & Associates Properties Inc	8,179	134
Noble Corp PLC	11,990	143	Chimera Investment Corp	9,937	141
Noble Energy Inc	12,832	452	Columbia Property Trust Inc	5,381	130
Occidental Petroleum Corp	379,516	26,642	Communications Sales & Leasing Inc	5,910	123
Patterson-UTI Energy Inc	7,193	119	Corporate Office Properties Trust	4,630	107
PBF Energy Inc	4,213	133	Corrections Corp of America	5,791	204
Phillips 66	232,965	18,520	Digital Realty Trust Inc	2,865	184
Pioneer Natural Resources Co	4,219	535	Douglas Emmett Inc	7,221	212
Seadrill Ltd	362,499	3,230	Duke Realty Corp	16,689	337
SM Energy Co	3,304	122	Empire State Realty Trust Inc	2,887	51
Tesoro Corp	3,906	380	Equity Residential	11,520	862
Valero Energy Corp	16,812	1,103	Essex Property Trust Inc	2,066	465
WPX Energy Inc (a)	10,031	87	General Growth Properties Inc	18,227	495
		$163,676	HCP Inc	14,612	565
Oil & Gas Services - 0.30%			Health Care REIT Inc	6,090	422
Baker Hughes Inc	12,289	715	Healthcare Trust of America Inc	5,533	139
Cameron International Corp (a)	9,256	467	Home Properties Inc	2,865	211
FMC Technologies Inc (a)	3,897	128	Hospitality Properties Trust	7,414	203
Frank's International NV	1,693	27	Host Hotels & Resorts Inc	21,476	416
Halliburton Co	24,113	1,008	Iron Mountain Inc	6,334	190
National Oilwell Varco Inc	10,993	463	Kilroy Realty Corp	4,254	301
NOW Inc (a)	5,187	90	Kimco Realty Corp	19,954	493
Oceaneering International Inc	3,940	158	Liberty Property Trust	7,228	246
Schlumberger Ltd	31,738	2,628	Macerich Co/The	5,008	396
Superior Energy Services Inc	7,372	125	MFA Financial Inc	18,144	137
Targa Resources Corp	1,386	123	Mid-America Apartment Communities Inc	3,642	293
		$5,932	National Retail Properties Inc	6,480	241
			NorthStar Realty Finance Corp	16,785	269
Packaging & Containers - 0.07%			Omega Healthcare Investors Inc	6,427	233
Bemis Co Inc	4,297	192	Outfront Media Inc	6,806	171
Crown Holdings Inc (a)	3,857	199	Piedmont Office Realty Trust Inc	7,564	138
Graphic Packaging Holding Co	6,816	103	Plum Creek Timber Co Inc	5,126	210
Owens-Illinois Inc (a)	7,488	160	Post Properties Inc	1,772	101
Sonoco Products Co	4,990	206	Prologis Inc	16,586	673
WestRock Co	7,588	478	Public Storage	618	127
		$1,338	Realty Income Corp	7,377	356
			Regency Centers Corp	4,558	292
Pharmaceuticals - 10.60%			Retail Properties of America Inc	11,760	171
Abbott Laboratories	296,055	15,007	Senior Housing Properties Trust	11,626	201
Allergan PLC (a)	6,123	2,028
			Simon Property Group Inc	67,400	12,619
Cardinal Health Inc	136,054	11,562	SL Green Realty Corp	3,152	363
Express Scripts Holding Co (a)	5,640	508
Herbalife Ltd (a)	525	27	Spirit Realty Capital Inc	21,830	222
			Starwood Property Trust Inc	11,515	251
Johnson & Johnson	535,398	53,652

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS (continued)			Telecommunications (continued)
Taubman Centers Inc	1,905	$142	T-Mobile US Inc (a)	13,279		$540
UDR Inc	12,518	423	Verizon Communications Inc	872,245		40,812
Ventas Inc	10,471	702				$62,514
Vornado Realty Trust	5,957	581
Weingarten Realty Investors	6,130	216	Textiles - 0.01%
			Mohawk Industries Inc (a)	910		183
Weyerhaeuser Co	15,015	461
WP Carey Inc	5,048	309
WP GLIMCHER Inc	9,079	123	Toys, Games & Hobbies - 0.02%
		$30,185	Hasbro Inc	1,025		81

Retail - 3.26%			Mattel Inc	16,358		379
Best Buy Co Inc	14,671	474				$460
Cabela's Inc (a)	2,239	99	Transportation - 1.28%
Coach Inc	11,482	358	CSX Corp	25,264		790
CST Brands Inc	658	25	FedEx Corp	66,330		11,370
CVS Health Corp	3,983	448	Genesee & Wyoming Inc (a)	1,587		113
Darden Restaurants Inc	4,876	360	Kansas City Southern	3,132		311
Dick's Sporting Goods Inc	1,402	71	Norfolk Southern Corp	10,506		886
Dillard's Inc	1,028	105	Teekay Corp	1,399		50
DSW Inc	3,376	110	Union Pacific Corp	119,204		11,633
Foot Locker Inc	926	65				$25,153
GameStop Corp	5,180	238
Home Depot Inc/The	101,800	11,914	Water - 0.02%
Kohl's Corp	6,510	399	American Water Works Co Inc	8,707		452
Liberty Interactive Corp QVC Group (a)	13,113	381
Macy's Inc	4,611	318	TOTAL COMMON STOCKS			$1,899,509
Nu Skin Enterprises Inc	2,242	89	INVESTMENT COMPANIES - 3.98%	Shares Held	Value (000	's)
Office Depot Inc (a)	22,295	178
			Publicly Traded Investment Fund - 3.98%
Penske Automotive Group Inc	1,303	70	Cash Account Trust - Government & Agency	1,071,370		1,071
PVH Corp	3,996	464	Portfolio - Government Cash Managed
Staples Inc	30,984	456	First American Government Obligations Fund	34,866,610		34,867
Target Corp	261,768	21,426	Goldman Sachs Financial Square Funds -	42,246,114		42,246
Tiffany & Co	1,362	130	Government Fund
Walgreens Boots Alliance Inc	26,929	2,602				$78,184
Wal-Mart Stores Inc	320,116	23,042	TOTAL INVESTMENT COMPANIES			$78,184
World Fuel Services Corp	2,901	118
		$63,940	Total Investments			$1,977,693
			Liabilities in Excess of Other Assets, Net - (0.72)%			$(14,150)
Savings & Loans - 0.03%			TOTAL NET ASSETS - 100.00%			$1,963,543
New York Community Bancorp Inc	21,496	409
People's United Financial Inc	14,952	243
		$652	(a) Non-Income Producing Security
			(b)		Security is Illiquid. At the end of the period, the value of these securities
Semiconductors - 3.88%			totaled $333 or 0.02% of net assets.
Broadcom Corp	14,479	733	(c)		Fair value of these investments is determined in good faith by the Manager
Intel Corp	653,140	18,909	under procedures established and periodically reviewed by the Board of
Marvell Technology Group Ltd	21,919	273	Directors. At the end of the period, the fair value of these securities totaled
Micron Technology Inc (a)	31,575	584	$0 or 0.00% of net assets.

NVIDIA Corp	26,005	519
ON Semiconductor Corp (a)	1,611	17
Qualcomm Inc	472,191	30,404
Skyworks Solutions Inc	62,310	5,961	Portfolio Summary (unaudited)
Teradyne Inc	10,612	204	Sector			Percent
Texas Instruments Inc	363,119	18,149	Financial			24.08%
Xilinx Inc	9,620	402	Consumer, Non-cyclical			23.35%
		$76,155	Industrial			13.33%
			Technology			10.02%
Software - 3.61%			Energy			8.78%
Activision Blizzard Inc	16,217	418	Consumer, Cyclical			7.82%
ANSYS Inc (a)	3,523	332
			Communications			6.26%
CA Inc	15,267	445	Exchange Traded Funds			3.98%
Dun & Bradstreet Corp/The	1,227	153	Utilities			2.67%
Microsoft Corp	809,146	37,787	Basic Materials			0.43%
Oracle Corp	790,310	31,565	Liabilities in Excess of Other Assets, Net			(0.72)%
Paychex Inc	2,034	94	TOTAL NET ASSETS			100.00%
SS&C Technologies Holdings Inc	363	25
		$70,819

Telecommunications - 3.18%
ARRIS Group Inc (a)	5,613	174
AT&T Inc	443,149	15,395
CenturyLink Inc	17,908	512
Cisco Systems Inc	161,220	4,582
Level 3 Communications Inc (a)	7,202	364
Telephone & Data Systems Inc	4,604	135

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2015	Long	745	$78,073	$78,165	$92
Total					$92
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 99.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.54%			Insurance - 11.25%
Rockwell Collins Inc	434,363	$36,756	Alleghany Corp (a)	95,593	$46,471
TransDigm Group Inc (a)	605,134	136,942	Aon PLC	2,600,259	262,028
		$173,698	Arch Capital Group Ltd (a)	873,705	62,348
			Brown & Brown Inc	3,594,514	120,237
Banks - 1.14%			Loews Corp	4,502,686	171,597
M&T Bank Corp	976,936	128,125	Markel Corp (a)	418,667	372,509
			Progressive Corp/The	1,822,169	55,576
Building Materials - 2.06%			White Mountains Insurance Group Ltd	118,836	83,898
Armstrong World Industries Inc (a)	974,584	57,013	Willis Group Holdings PLC	1,963,094	91,264
Martin Marietta Materials Inc	1,118,261	175,366			$1,265,928
		$232,379	Internet - 2.84%
Chemicals - 4.64%			Liberty Ventures (a)	3,233,842	134,140
Air Products & Chemicals Inc	1,631,820	232,551	VeriSign Inc (a)	2,606,683	184,918
Airgas Inc	1,203,659	122,797			$319,058
Ashland Inc	18,446	2,109	Leisure Products & Services - 0.59%
Ecolab Inc	637,953	73,881	Liberty TripAdvisor Holdings Inc (a)	2,255,797	66,072
Platform Specialty Products Corp (a),(b)	3,923,012	91,288
		$522,626
			Lodging - 0.70%
Commercial Services - 8.06%			Wyndham Worldwide Corp	958,545	79,099
KAR Auction Services Inc	3,526,948	137,304
Live Nation Entertainment Inc (a)	3,279,034	85,976
Macquarie Infrastructure Corp	1,748,895	148,534	Machinery - Diversified - 1.73%
McGraw Hill Financial Inc	1,365,342	138,924	Roper Technologies Inc	1,162,609	194,470
Moody's Corp	2,017,403	222,782
Robert Half International Inc	858,824	47,261	Media - 7.62%
Verisk Analytics Inc (a)	1,621,729	126,673	Discovery Communications Inc - C Shares (a)	5,569,209	168,747
		$907,454	FactSet Research Systems Inc	383,684	63,561
			Liberty Broadband Corp - A Shares (a)	733,384	39,581
Distribution & Wholesale - 1.13%			Liberty Broadband Corp - C Shares (a)	1,862,748	99,713
Fastenal Co	1,854,205	77,617	Liberty Global PLC - A Shares (a)	1,075,512	56,421
HD Supply Holdings Inc (a)	1,377,409	49,311	Liberty Global PLC - C Shares (a)	3,810,638	187,255
		$126,928	Liberty Global PLC LiLAC - A Shares (a)	53,775	2,300
Diversified Financial Services - 4.15%			Liberty Global PLC LiLAC - C Shares (a)	190,531	8,107
AerCap Holdings NV (a)	2,398,700	112,355	Liberty Media Corp - A Shares (a)	1,958,227	74,021
Charles Schwab Corp/The	2,324,606	81,082	Liberty Media Corp - C Shares (a)	3,812,076	143,715
FNF Group	4,135,797	161,669	Tribune Media Co	276,476	13,959
FNFV Group (a)	1,489,561	21,688			$857,380
LPL Financial Holdings Inc	1,906,639	89,898
		$466,692	Miscellaneous Manufacturing - 1.18%
			Colfax Corp (a)	3,488,827	133,064
Electric - 1.55%
Brookfield Infrastructure Partners LP	2,958,776	123,854
			Oil & Gas - 2.77%
Brookfield Renewable Energy Partners LP/CA	834,728	24,165	Cheniere EnergyInc (a)	548,384	37,822
Calpine Corp (a)	1,433,638	26,236
			Cimarex Energy Co	814,388	84,794
		$174,255	EOG Resources Inc	1,146,648	88,510
Electronics - 0.83%			Hess Corp	1,711,169	100,976
Sensata Technologies Holding NV (a)	1,808,293	92,802			$312,102

			Packaging & Containers - 0.39%
Engineering & Construction - 2.15%			WestRock Co	699,795	44,129
SBA Communications Corp (a)	2,006,506	242,225

			Pharmaceuticals - 5.28%
Food - 0.00%			Mead Johnson Nutrition Co	1,877,276	165,932
Blue Buffalo Pet Products Inc (a)	17,649	493	Valeant Pharmaceuticals International Inc (a)	917,450	236,271
			Zoetis Inc	3,924,123	192,204
Healthcare - Products - 2.45%					$594,407
Becton Dickinson and Co	782,528	119,062	Pipelines - 0.21%
CR Bard Inc	798,821	157,088	Kinder Morgan Inc/DE	637,067	22,068
		$276,150	Kinder Morgan Inc/DE - Warrants (a)	1,043,527	1,784
Healthcare - Services - 0.84%					$23,852
DaVita HealthCare Partners Inc (a)	1,194,046	94,365	Private Equity - 1.04%
			KKR & Co LP	2,140,270	51,152
Holding Companies - Diversified - 1.13%			Onex Corp	1,148,546	65,858
Leucadia National Corp	5,421,356	127,510			$117,010
			Real Estate - 7.31%
Home Builders - 0.50%			Brookfield Asset Management Inc	13,401,863	466,787
Lennar Corp - A Shares	1,056,700	56,047	Brookfield Property Partners LP	1,702,040	34,688
			CBRE Group Inc (a)	3,310,397	125,696
			Forest City Enterprises Inc (a)	4,398,584	102,707

See accompanying notes

		Schedule of Investments
		MidCap Fund
		July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Real Estate (continued)
Howard Hughes Corp/The (a)	680,681	$92,545
		$822,423

REITS - 0.96%
Crown Castle International Corp	1,313,273	107,570

Retail - 14.76%
AutoZone Inc (a)	276,823	194,036
CarMax Inc (a)	2,543,523	164,083
Copart Inc (a)	2,080,169	74,948
Dollar General Corp	1,753,824	140,955
Liberty Interactive Corp QVC Group (a)	6,257,230	181,773
O'Reilly Automotive Inc (a)	1,262,042	303,281
Restaurant Brands International Inc	4,285,064	185,286
Ross Stores Inc	2,436,705	129,535
Signet Jewelers Ltd	1,065,886	129,207
TJX Cos Inc/The	2,264,416	158,102
		$1,661,206

Semiconductors - 1.01%
Microchip Technology Inc	2,659,705	113,942

Software - 4.77%
Adobe Systems Inc (a)	474,951	38,941
Autodesk Inc (a)	1,806,034	91,349
CDK Global Inc	751,681	38,817
Fidelity National Information Services Inc	2,424,772	158,653
Intuit Inc	1,258,605	133,123
MSCI Inc	1,123,049	76,547
		$537,430

Telecommunications - 1.46%
EchoStar Corp (a)	1,342,784	62,332
Motorola Solutions Inc	1,703,262	102,468
		$164,800

Textiles - 1.36%
Mohawk Industries Inc (a)	759,692	153,146

TOTAL COMMON STOCKS		$11,188,837
INVESTMENT COMPANIES - 0.77%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.77%
Goldman Sachs Financial Square Funds -	87,205,574	87,206
Government Fund

TOTAL INVESTMENT COMPANIES		$87,206
Total Investments		$11,276,043
Liabilities in Excess of Other Assets, Net - (0.17)%			$(19,533)
TOTAL NET ASSETS - 100.00%		$11,256,510

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $91,288 or 0.81% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	25.85%
Consumer, Cyclical	19.04%
Consumer, Non-cyclical	16.63%
Communications	11.92%
Industrial	9.88%
Technology	5.78%
Basic Materials	4.64%
Energy	2.98%
Utilities	1.55%
Diversified	1.13%
Exchange Traded Funds	0.77%
Liabilities in Excess of Other Assets, Net	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 96.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Apparel - 3.51%			Insurance - 1.45%
Hanesbrands Inc	41,049	$1,274	MGIC Investment Corp (a)	184,705	$2,045
Under Armour Inc (a)	36,984	3,673
		$4,947	Internet - 3.62%
Automobile Parts & Equipment - 3.36%			Ctrip.com International Ltd ADR(a)	26,405	1,890
Mobileye NV (a)	47,555	2,858	Expedia Inc	17,570	2,134
WABCO Holdings Inc (a)	15,210	1,878	Netflix Inc (a)	9,401	1,074
		$4,736			$5,098

Banks - 3.42%			Machinery - Diversified - 2.53%
SVB Financial Group (a)	17,225	2,465	Middleby Corp/The (a)	28,977	3,555
Zions Bancorporation	75,160	2,344
		$4,809	Media - 2.40%
			AMC Networks Inc (a)	40,155	3,382
Beverages - 4.58%
Constellation Brands Inc	27,961	3,356
Monster Beverage Corp (a)	20,145	3,093	Packaging & Containers - 1.83%
		$6,449	Sealed Air Corp	48,450	2,576
Biotechnology - 4.59%
Alnylam Pharmaceuticals Inc (a)	13,515	1,722	Pharmaceuticals - 4.34%
BioMarin Pharmaceutical Inc (a)	18,412	2,693	AmerisourceBergen Corp	28,399	3,003
Illumina Inc (a)	6,065	1,330	Zoetis Inc	63,490	3,110
Incyte Corp (a)	6,800	709			$6,113
		$6,454
			Retail - 11.33%
Building Materials - 0.78%			Burlington Stores Inc (a)	42,326	2,330
Masco Corp	41,480	1,095	Darden Restaurants Inc	37,830	2,790
			Dollar Tree Inc (a)	33,390	2,605
			Rite Aid Corp (a)	173,870	1,549
Chemicals - 1.34%
			Tractor Supply Co	31,785	2,941
CF Industries Holdings Inc	31,825	1,884	Ulta Salon Cosmetics & Fragrance Inc (a)	22,475	3,732
					$15,947
Commercial Services - 5.13%
Cintas Corp	16,526	1,413	Semiconductors - 5.06%
McGraw Hill Financial Inc	20,540	2,090	Avago Technologies Ltd	19,609	2,454
			NXP Semiconductors NV (a)	24,036	2,331
Robert Half International Inc	47,067	2,590
Vantiv Inc (a)	25,775	1,134	Skyworks Solutions Inc	24,450	2,339
		$7,227			$7,124

Computers - 2.26%			Software - 12.28%
Fortinet Inc (a)	66,760	3,187	Activision Blizzard Inc	124,402	3,208
			Akamai Technologies Inc (a)	33,531	2,572
			Cerner Corp (a)	29,945	2,148
Electrical Components & Equipment - 1.76%			Electronic Arts Inc (a)	44,554	3,188
Acuity Brands Inc	12,285	2,472	Nuance Communications Inc (a)	81,575	1,479
			ServiceNow Inc (a)	58,296	4,693
Electronics - 1.52%					$17,288
Allegion PLC	33,730	2,132	Telecommunications - 1.99%
			Level 3 Communications Inc (a)	55,579	2,807
Energy - Alternate Sources - 1.40%
SunEdison Inc (a)	84,735	1,973
			Textiles - 2.23%
			Mohawk Industries Inc (a)	15,560	3,137
Engineering & Construction - 1.47%
SBA Communications Corp (a)	17,095	2,064	TOTAL COMMON STOCKS		$135,301
			INVESTMENT COMPANIES - 3.73%	Shares Held	Value (000	's)

Healthcare - Products - 4.35%			Publicly Traded Investment Fund - 3.73%
Edwards Lifesciences Corp (a)	17,338	2,638	Goldman Sachs Financial Square Funds -	5,252,714	5,253
IDEXX Laboratories Inc (a)	27,575	2,006	Government Fund
Intuitive Surgical Inc (a)	2,780	1,482
		$6,126	TOTAL INVESTMENT COMPANIES		$5,253
			Total Investments		$140,554
Healthcare - Services - 4.48%			Other Assets in Excess of Liabilities, Net - 0.15%		$208
Community Health Systems Inc (a)	28,590	1,673
Molina Healthcare Inc (a)	28,504	2,150	TOTAL NET ASSETS - 100.00%		$140,762
WellCare Health Plans Inc (a)	30,700	2,480
		$6,303	(a) Non-Income Producing Security
Home Furnishings - 1.72%
Harman International Industries Inc	22,485	2,421

Housewares - 1.39%
Newell Rubbermaid Inc	45,046	1,950

See accompanying notes

Schedule of Investments
MidCap Growth Fund
July 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	27.47%
Consumer, Cyclical	23.54%
Technology	19.60%
Industrial	9.89%
Communications	8.01%
Financial	4.87%
Exchange Traded Funds	3.73%
Energy	1.40%
Basic Materials	1.34%
Other Assets in Excess of Liabilities, Net	0.15%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2015 (unaudited)

COMMON STOCKS - 96.42%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.18%			Chemicals (continued)
Interpublic Group of Cos Inc/The	41,812	$890	Axalta Coating Systems Ltd (a)	15,194	$483
Omnicom Group Inc	24,739	1,808	Celanese Corp	1,639	108
		$2,698	CF Industries Holdings Inc	23,153	1,371
			Eastman Chemical Co	5,575	437
Aerospace & Defense - 1.61%			International Flavors & Fragrances Inc	7,957	920
B/E Aerospace Inc	10,556	514	NewMarket Corp	1,279	509
Harris Corp	3,127	260	Platform Specialty Products Corp (a),(b)	2,963	69
Rockwell Collins Inc	165,492	14,004	RPM International Inc	11,570	542
Spirit AeroSystems Holdings Inc (a)	12,998	732	Sherwin-Williams Co/The	7,966	2,213
TransDigm Group Inc (a)	38,667	8,750	Sigma-Aldrich Corp	4,580	639
		$24,260	Valspar Corp/The	7,994	666
			WR Grace & Co (a)	6,320	638
Airlines - 0.39%
Alaska Air Group Inc	12,890	976			$16,893
JetBlue Airways Corp (a),(b)	17,600	405
			Commercial Services - 7.36%
Southwest Airlines Co	66,448	2,405	Aramark	15,364	489
United Continental Holdings Inc (a)	37,980	2,142	Avis Budget Group Inc (a)	15,939	692
		$5,928	Booz Allen Hamilton Holding Corp	14,185	393
Apparel - 1.65%			Cintas Corp	9,486	811
			CoStar Group Inc (a)	56,426	11,358
Carter's Inc	5,319	540
Hanesbrands Inc	40,672	1,262	Equifax Inc	118,157	12,067
Michael Kors Holdings Ltd (a)	214,268	8,997	FleetCor Technologies Inc (a)	7,972	1,234
Skechers U.S.A. Inc (a)	6,162	927	Gartner Inc (a)	145,417	12,880
Under Armour Inc (a)	132,225	13,134	Global Payments Inc	6,835	766
		$24,860	H&R Block Inc	22,354	744
			Hertz Global Holdings Inc (a)	35,255	599
Automobile Manufacturers - 0.14%			KAR Auction Services Inc	7,173	279
PACCAR Inc	31,891	2,068	McGraw Hill Financial Inc	23,772	2,419
			Moody's Corp	110,747	12,229
			Morningstar Inc	2,874	245
Automobile Parts & Equipment - 1.94%			Quanta Services Inc (a)	6,099	169
Allison Transmission Holdings Inc	14,694	429
BorgWarner Inc	309,940	15,407	Robert Half International Inc	13,431	739
Delphi Automotive PLC	29,237	2,283	RR Donnelley & Sons Co	16,495	290
Lear Corp	5,960	620	Sabre Corp	17,116	455
WABCO Holdings Inc (a)	84,568	10,442	SEI Investments Co	12,101	645
			Service Corp International/US	17,553	536
		$29,181	ServiceMaster Global Holdings Inc (a)	15,474	599
Banks - 2.05%			Total System Services Inc	16,997	786
East West Bancorp Inc	254,507	11,392	Towers Watson & Co	93,967	11,913
Northern Trust Corp	96,510	7,382	United Rentals Inc (a)	9,640	646
Signature Bank/New York NY (a)	77,573	11,294	Vantiv Inc (a)	404,784	17,811
SVB Financial Group (a)	4,845	693	Verisk Analytics Inc (a)	221,075	17,268
		$30,761	Western Union Co/The	53,111	1,075
			WEX Inc (a)	5,821	594
Beverages - 1.77%					$110,731
Brown-Forman Corp - B Shares	11,718	1,270
Coca-Cola Enterprises Inc	23,286	1,190	Computers - 3.51%
Constellation Brands Inc	16,349	1,962	Cadence Design Systems Inc (a)	30,106	631
Dr Pepper Snapple Group Inc	19,164	1,537	DST Systems Inc	4,273	467
Keurig Green Mountain Inc	144,087	10,812	Fortinet Inc (a)	358,265	17,103
Monster Beverage Corp (a)	63,724	9,785	Genpact Ltd (a)	1,027,516	22,821
		$26,556	IHS Inc (a)	5,856	732
			Jack Henry & Associates Inc	8,411	588
Biotechnology - 1.52%			NetApp Inc	14,088	439
Alnylam Pharmaceuticals Inc (a)	5,271	672	Synopsys Inc (a)	175,410	8,918
BioMarin Pharmaceutical Inc (a)	65,657	9,603	Teradata Corp (a)	15,891	590
Bluebird Bio Inc (a)	2,851	473	VeriFone Systems Inc (a)	17,133	551
Charles River Laboratories International Inc	7,132	554			$52,840
(a)
Incyte Corp (a)	13,589	1,417	Consumer Products - 0.94%
Isis Pharmaceuticals Inc (a)	10,398	571	Avery Dennison Corp	8,329	507
Medivation Inc (a)	83,804	8,827	Church & Dwight Co Inc	140,137	12,098
United Therapeutics Corp (a)	4,630	784	Clorox Co/The	10,398	1,164
		$22,901	Spectrum Brands Holdings Inc	3,806	403
					$14,172
Building Materials - 1.32%
Fortune Brands Home & Security Inc	208,189	9,941	Distribution & Wholesale - 2.66%
Martin Marietta Materials Inc	1,421	223	Fastenal Co	272,639	11,413
Masco Corp	30,280	799	Fossil Group Inc (a)	5,180	356
Vulcan Materials Co	98,041	8,924	Genuine Parts Co	14,315	1,273
		$19,887	HD Supply Holdings Inc (a)	14,805	530
			Ingram Micro Inc	1,316	36
Chemicals - 1.12%			LKQ Corp (a)	502,594	15,812
Airgas Inc	80,256	8,188	Watsco Inc	70,851	9,086
Ashland Inc	966	110

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Distribution & Wholesale (continued)			Food (continued)
WW Grainger Inc	6,655	$1,522	Ingredion Inc	1,319	$116
		$40,028	Kellogg Co	19,520	1,292
			McCormick & Co Inc/MD	134,214	11,007
Diversified Financial Services - 5.69%			Pilgrim's Pride Corp	1,039	23
Affiliated Managers Group Inc (a)	173,028	35,972
			Sysco Corp	16,091	584
Air Lease Corp	817	29	Tyson Foods Inc	2,264	100
Alliance Data Systems Corp (a)	51,170	14,074
			United Natural Foods Inc (a)	129,702	5,905
Ally Financial Inc (a)	5,367	122
			WhiteWave Foods Co/The (a)	17,502	903
Ameriprise Financial Inc	16,374	2,058	Whole Foods Market Inc	32,800	1,194
CBOE Holdings Inc	12,571	779			$25,056
CoreLogic Inc/United States (a)	6,099	240
Credit Acceptance Corp (a)	1,279	307	Forest Products & Paper - 0.13%
Eaton Vance Corp	17,745	681	International Paper Co	39,339	1,883
Federated Investors Inc	14,116	476
Greenhill & Co Inc	172,865	6,799
Intercontinental Exchange Inc	4,292	979	Hand & Machine Tools - 0.12%
Invesco Ltd	137,579	5,311	Lincoln Electric Holdings Inc	10,486	635
Lazard Ltd	10,945	606	Regal Beloit Corp	356	25
			Snap-on Inc	5,777	952
Legg Mason Inc	4,811	237	Stanley Black & Decker Inc	2,128	224
LPL Financial Holdings Inc	160,067	7,547
PRA Group Inc (a)	85,942	5,462			$1,836
Santander Consumer USA Holdings Inc (a)	748	18	Healthcare - Products - 4.76%
SLM Corp (a)	58,986	538	Align Technology Inc (a)	159,290	9,988
T Rowe Price Group Inc	28,238	2,178	Bio-Techne Corp	64,392	7,043
TD Ameritrade Holding Corp	19,757	726	Boston Scientific Corp (a)	15,749	273
Waddell & Reed Financial Inc	11,905	535	Bruker BioSciences Corp (a)	16,722	352
		$85,674	Cooper Cos Inc/The	36,568	6,472
Electric - 0.03%			CR Bard Inc	7,438	1,463
Calpine Corp (a)	6,506	119	DENTSPLY International Inc	5,392	307
			Edwards Lifesciences Corp (a)	10,777	1,640
ITC Holdings Corp	8,626	291	Globus Medical Inc (a)	230,017	6,454
		$410	Henry Schein Inc (a)	8,377	1,240
Electrical Components & Equipment - 1.99%			Hill-Rom Holdings Inc	7,842	439
Acuity Brands Inc	81,545	16,406	Hologic Inc (a)	24,635	1,026
AMETEK Inc	253,782	13,463	IDEXX Laboratories Inc (a)	210,615	15,318
Hubbell Inc	1,149	120	Intuitive Surgical Inc (a)	3,692	1,969
		$29,989	Patterson Cos Inc	7,094	356
			ResMed Inc	14,119	818
Electronics - 1.47%			Sirona Dental Systems Inc (a)	137,295	14,249
Allegion PLC	8,310	526	St Jude Medical Inc	15,888	1,173
Amphenol Corp	32,393	1,827	Varian Medical Systems Inc (a)	9,997	860
FLIR Systems Inc	13,317	410	VWR Corp (a)	2,331	62
Gentex Corp/MI	22,155	356	Zimmer Biomet Holdings Inc	1,592	166
Jabil Circuit Inc	5,426	110			$71,668
Keysight Technologies Inc (a)	21,407	654
Mettler-Toledo International Inc (a)	25,732	8,687	Healthcare - Services - 3.80%
Trimble Navigation Ltd (a)	312,026	7,208	Acadia Healthcare Co Inc (a)	169,025	13,485
Tyco International PLC	31,963	1,214	Centene Corp (a)	11,915	836
Waters Corp (a)	8,285	1,106	DaVita HealthCare Partners Inc (a)	7,653	605
		$22,098	Envision Healthcare Holdings Inc (a)	236,826	10,609
			Health Net Inc/CA (a)	1,917	128
Energy - Alternate Sources - 0.03%			Laboratory Corp of America Holdings (a)	76,811	9,777
SunEdison Inc (a)	21,770	507	LifePoint Health Inc (a)	653	54
			Mednax Inc (a)	242,927	20,561
Engineering & Construction - 1.16%			Premier Inc (a)	5,666	203
AECOM (a)	2,988	92	Tenet Healthcare Corp (a)	8,617	485
SBA Communications Corp (a)	142,909	17,252	Universal Health Services Inc	2,489	362
TopBuild Corp (a)	3,364	97			$57,105
		$17,441	Home Builders - 0.09%
Entertainment - 0.49%			NVR Inc (a)	410	611
Madison Square Garden Co/The (a)	6,225	519	Thor Industries Inc	6,863	384
Six Flags Entertainment Corp	146,245	6,821	Toll Brothers Inc (a)	9,233	359
		$7,340			$1,354

Environmental Control - 1.19%			Home Furnishings - 0.76%
Stericycle Inc (a)	127,390	17,958	Harman International Industries Inc	94,052	10,126
			Leggett & Platt Inc	13,952	667
			Tempur Sealy International Inc (a)	9,191	694
Food - 1.67%					$11,487
Campbell Soup Co	15,446	762
Flowers Foods Inc	23,356	506	Housewares - 0.06%
Hain Celestial Group Inc (a)	10,253	697	Newell Rubbermaid Inc	13,712	594
Hershey Co/The	12,653	1,175	Scotts Miracle-Gro Co/The	6,099	368
Hormel Foods Corp	13,374	792			$962

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance - 0.24%			Mining - 0.03%
AmTrust Financial Services Inc	322	$22	Compass Minerals International Inc	5,069	$406
Aon PLC	24,480	2,467	Tahoe Resources Inc	3,092	25
Arthur J Gallagher & Co	14,040	666			$431
Erie Indemnity Co	3,657	316
Markel Corp (a)	215	191	Miscellaneous Manufacturing - 1.42%
		$3,662	AO Smith Corp	131,227	9,425
			Carlisle Cos Inc	91,128	9,228
Internet - 1.58%			Ingersoll-Rand PLC	2,792	171
CDW Corp/DE	19,865	714	Pall Corp	10,623	1,343
Expedia Inc	9,984	1,212	Parker-Hannifin Corp	6,244	704
F5 Networks Inc (a)	7,543	1,012	Textron Inc	9,492	415
FireEye Inc (a)	11,981	533			$21,286
Groupon Inc (a)	74,594	360
HomeAway Inc (a)	178,214	5,354	Office & Business Equipment - 0.02%
IAC/InterActiveCorp	6,383	493	Pitney Bowes Inc	11,757	246
Liberty Ventures (a)	12,309	511
LinkedIn Corp (a)	9,504	1,932	Oil & Gas - 1.20%
Pandora Media Inc (a)	444,418	7,786	Cabot Oil & Gas Corp	41,253	1,079
Splunk Inc (a)	10,885	761	Concho Resources Inc (a)	140,139	14,933
TripAdvisor Inc (a)	9,741	773	Continental Resources Inc/OK (a)	4,248	142
Twitter Inc (a)	49,093	1,522	CVR Energy Inc	811	31
VeriSign Inc (a)	10,641	755	HollyFrontier Corp	4,368	211
		$23,718	Murphy USA Inc (a)	416	23
			Range Resources Corp	40,282	1,585
Iron & Steel - 0.01%			Tesoro Corp	1,155	112
Steel Dynamics Inc	4,043	81			$18,116

Leisure Products & Services - 2.62%			Oil & Gas Services - 0.46%
			FMC Technologies Inc (a)	14,994	491
Brunswick Corp/DE	213,481	11,333
Harley-Davidson Inc	9,890	577	Oceaneering International Inc	149,215	5,972
Jarden Corp (a)	16,726	920	RPC Inc	1,079	13
Norwegian Cruise Line Holdings Ltd (a)	12,227	763	Targa Resources Corp	4,118	364
Polaris Industries Inc	188,604	25,850			$6,840
		$39,443	Packaging & Containers - 0.28%
Lodging - 1.00%			Ball Corp	13,563	920
Hilton Worldwide Holdings Inc	52,593	1,412	Bemis Co Inc	1,598	71
			Crown Holdings Inc (a)	9,227	475
Marriott International Inc/MD	149,067	10,824
Starwood Hotels & Resorts Worldwide Inc	14,842	1,179	Graphic Packaging Holding Co	28,587	432
			Owens-Illinois Inc (a)	1,528	33
Wyndham Worldwide Corp	12,155	1,003
Wynn Resorts Ltd	6,248	645	Packaging Corp of America	8,503	602
		$15,063	Sealed Air Corp	20,677	1,099
			Silgan Holdings Inc	6,118	327
Machinery - Construction & Mining - 0.00%			WestRock Co	4,052	256
Babcock & Wilcox Enterprises Inc (a)	1,603	32			$4,215

			Pharmaceuticals - 4.00%
Machinery - Diversified - 2.86%			Akorn Inc (a)	104,023	4,797
BWX Technologies Inc	3,206	79	Alkermes PLC (a)	10,689	748
Cognex Corp	13,124	594	AmerisourceBergen Corp	22,010	2,328
Flowserve Corp	9,438	443	DexCom Inc (a)	6,888	583
Graco Inc	8,838	632	Endo International PLC (a)	6,465	566
IDEX Corp	6,175	469	Herbalife Ltd (a)	9,410	475
Middleby Corp/The (a)	176,815	21,696	Hospira Inc (a)	13,504	1,208
Nordson Corp	9,163	679	Jazz Pharmaceuticals PLC (a)	5,303	1,019
Rockwell Automation Inc	91,356	10,669	Mallinckrodt PLC (a)	80,037	9,921
Roper Technologies Inc	3,828	640	Mead Johnson Nutrition Co	205,464	18,161
Wabtec Corp/DE	65,656	6,644	Omnicare Inc	4,946	479
Zebra Technologies Corp (a)	4,492	483	OPKO Health Inc (a)	35,365	579
		$43,028	Perrigo Co PLC	77,641	14,922
			Quintiles Transnational Holdings Inc (a)	7,511	576
Media - 0.43%			Receptos Inc (a)	2,741	625
AMC Networks Inc (a)	9,021	760
			VCA Inc (a)	11,668	718
Charter Communications Inc (a)	6,510	1,210
Discovery Communications Inc - C Shares (a)	21,672	657	Zoetis Inc	50,095	2,454
FactSet Research Systems Inc	4,295	711			$60,159
Nielsen NV	22,025	1,067	Pipelines - 0.04%
Scripps Networks Interactive Inc	9,254	579	ONEOK Inc	14,148	535
Sirius XM Holdings Inc (a)	232,727	922
Starz (a)	12,991	525
		$6,431	Real Estate - 0.11%
			CBRE Group Inc (a)	27,604	1,048
Metal Fabrication & Hardware - 0.00%			Jones Lang LaSalle Inc	3,152	561
Valmont Industries Inc	192	21			$1,609

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS - 0.79%			Semiconductors (continued)
Boston Properties Inc	13,516	$1,666	Xilinx Inc	8,999	$376
Columbia Property Trust Inc	2,299	56			$30,820
Crown Castle International Corp	32,213	2,639
Digital Realty Trust Inc	7,523	483	Shipbuilding - 0.04%
Equinix Inc	5,492	1,532	Huntington Ingalls Industries Inc	4,836	568
Equity LifeStyle Properties Inc	12,688	734
Extra Space Storage Inc	11,242	827	Software - 10.35%
Federal Realty Investment Trust	6,626	906	Akamai Technologies Inc (a)	223,751	17,164
Health Care REIT Inc	15,259	1,059	ANSYS Inc (a)	186,138	17,525
Healthcare Trust of America Inc	1,847	46	athenahealth Inc (a)	5,805	812
Iron Mountain Inc	12,432	374	Autodesk Inc (a)	14,691	743
Lamar Advertising Co	12,198	732	Broadridge Financial Solutions Inc	12,331	669
Omega Healthcare Investors Inc	7,486	271	CDK Global Inc	16,492	852
Post Properties Inc	2,769	158	Cerner Corp (a)	421,618	30,239
Tanger Factory Outlet Centers Inc	14,435	469	Citrix Systems Inc (a)	13,924	1,053
		$11,952	Electronic Arts Inc (a)	32,365	2,316
			Envestnet Inc (a)	72,993	3,306
Retail - 11.43%			Fidelity National Information Services Inc	12,568	822
Advance Auto Parts Inc	7,407	1,290	Fiserv Inc (a)	161,604	14,037
AutoNation Inc (a)	10,973	684
			Guidewire Software Inc (a)	217,081	12,819
AutoZone Inc (a)	3,161	2,216
			Informatica Corp (a)	15,772	765
Bed Bath & Beyond Inc (a)	17,344	1,131
			Inovalon Holdings Inc (a)	3,818	92
Brinker International Inc	9,207	551
Buffalo Wild Wings Inc (a)	62,174	12,160	Intuit Inc	28,359	3,000
Burlington Stores Inc (a)	236,261	13,004	King Digital Entertainment PLC	12,107	188
CarMax Inc (a)	21,185	1,367	MSCI Inc	12,183	830
Chipotle Mexican Grill Inc (a)	3,142	2,332	Paychex Inc	29,104	1,350
			Rackspace Hosting Inc (a)	18,548	631
Coach Inc	5,824	182	Red Hat Inc (a)	226,138	17,883
Copart Inc (a)	19,057	687
			ServiceNow Inc (a)	126,904	10,215
CST Brands Inc	9,552	362	SolarWinds Inc (a)	10,045	401
Dick's Sporting Goods Inc	9,549	487	SS&C Technologies Inc Holdings (a)	9,634	655
			Tableau Software Inc	5,097	534
Dillard's Inc	426	43
Dollar General Corp	275,831	22,168	Tyler Technologies Inc (a)	28,030	3,911
Dollar Tree Inc (a)	22,836	1,782
			Ultimate Software Group Inc/The (a)	64,592	11,899
Domino's Pizza Inc	5,587	636	Veeva Systems Inc (a)	10,695	288
DSW Inc	663	22	Workday Inc (a)	9,213	777
Dunkin' Brands Group Inc	9,744	525
Foot Locker Inc	12,249	864			$155,776
Gap Inc/The	24,129	880	Telecommunications - 0.57%
GNC Holdings Inc	13,042	642	Arista Networks Inc (a)	5,079	429
L Brands Inc	21,492	1,735	ARRIS Group Inc (a)	3,420	106
Liberty Interactive Corp QVC Group (a)	20,383	592	CommScope Holding Co Inc (a)	7,021	220
lululemon athletica Inc (a)	9,690	609	Juniper Networks Inc	10,525	299
Macy's Inc	24,937	1,722	Level 3 Communications Inc (a)	5,183	262
Michaels Cos Inc/The (a)	9,438	239	Motorola Solutions Inc	18,320	1,102
Nordstrom Inc	12,189	930	NeuStar Inc (a)	146,800	4,532
O'Reilly Automotive Inc (a)	110,719	26,607	Palo Alto Networks Inc (a)	6,304	1,171
Panera Bread Co (a)	3,812	778	Zayo Group Holdings Inc (a)	18,702	499
Penske Automotive Group Inc	2,403	130			$8,620
Ross Stores Inc	304,070	16,164
Sally Beauty Holdings Inc (a)	480,182	14,305	Textiles - 0.05%
			Mohawk Industries Inc (a)	3,765	759
Signet Jewelers Ltd	6,971	845
Tiffany & Co	111,566	10,677
Tractor Supply Co	169,458	15,678	Toys, Games & Hobbies - 0.85%
Ulta Salon Cosmetics & Fragrance Inc (a)	6,504	1,080	Hasbro Inc	162,360	12,784
Williams-Sonoma Inc	187,194	15,848
World Fuel Services Corp	1,967	80
		$172,034	Transportation - 2.39%
			CH Robinson Worldwide Inc	14,501	1,017
Semiconductors - 2.05%			Expeditors International of Washington Inc	19,018	891
Analog Devices Inc	24,919	1,454	Genesee & Wyoming Inc (a)	3,118	222
Applied Materials Inc	76,455	1,327	JB Hunt Transport Services Inc	148,415	12,485
ARM Holdings PLC ADR	132,730	6,244	Landstar System Inc	6,690	482
Integrated Device Technology Inc (a)	414,874	7,928	Old Dominion Freight Line Inc (a)	282,791	20,686
IPG Photonics Corp (a)	5,202	480	Teekay Corp	2,726	98
KLA-Tencor Corp	13,891	737			$35,881
Lam Research Corp	11,854	911	TOTAL COMMON STOCKS		$1,450,642
Linear Technology Corp	25,109	1,029	INVESTMENT COMPANIES - 4.06%	Shares Held Value (000's)
Maxim Integrated Products Inc	14,757	502
Microchip Technology Inc	21,214	909	Publicly Traded Investment Fund - 4.06%
ON Semiconductor Corp (a)	59,669	634	BlackRock Liquidity Funds FedFund Portfolio	28,333,611	28,334
Qorvo Inc (a)	12,979	752	Cash Account Trust - Government & Agency	2,880,707	2,881
Skyworks Solutions Inc	78,781	7,537	Portfolio - Government Cash Managed

See accompanying notes

		Schedule of Investments
MidCap Growth Fund III
July 31, 2015 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund (continued)
First American Government Obligations Fund	29,873,453	$29,873
		$61,088
TOTAL INVESTMENT COMPANIES		$61,088
Total Investments		$1,511,730
Liabilities in Excess of Other Assets, Net - (0.48)%		$(7,195)
TOTAL NET ASSETS - 100.00%		$1,504,535

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $474 or 0.03% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		25.91%
Consumer, Cyclical		24.13%
Industrial		15.85%
Technology		15.84%
Financial		8.88%
Exchange Traded Funds		4.06%
Communications		2.76%
Energy		1.73%
Basic Materials		1.29%
Utilities		0.03%
Liabilities in Excess of Other Assets, Net		(0.48)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2015	Long	503	$76,212	$75,415	$(797)
Total					$(797)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 98.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.25%			Chemicals (continued)
B/E Aerospace Inc	78,581	$3,828	PolyOne Corp	66,018	$2,262
Esterline Technologies Corp (a)	22,805	2,022	RPM International Inc	98,609	4,622
KLX Inc (a)	39,043	1,534	Sensient Technologies Corp	34,592	2,366
Orbital ATK Inc	43,989	3,121	Valspar Corp/The	55,328	4,608
Teledyne Technologies Inc (a)	26,155	2,711			$36,755
Triumph Group Inc	36,472	1,964	Commercial Services - 4.98%
		$15,180	Aaron's Inc	47,809	1,768
Airlines - 0.97%			Apollo Education Group Inc (a)	71,394	915
Alaska Air Group Inc	95,955	7,269	CEB Inc	24,767	1,895
JetBlue Airways Corp (a),(b)	194,776	4,476	Deluxe Corp	36,958	2,381
		$11,745	DeVry Education Group Inc	42,449	1,290
			FTI Consulting Inc (a)	30,790	1,260
Apparel - 0.85%			Gartner Inc (a)	61,454	5,443
Carter's Inc	38,889	3,944	Global Payments Inc	49,191	5,514
Deckers Outdoor Corp (a)	24,646	1,796	Graham Holdings Co	3,281	2,262
Skechers U.S.A. Inc (a)	30,424	4,577	Live Nation Entertainment Inc (a)	108,010	2,832
		$10,317	ManpowerGroup Inc	57,900	5,239
			PAREXEL International Corp (a)	40,835	2,816
Automobile Parts & Equipment - 0.18%
Dana Holding Corp	120,751	2,241	Rent-A-Center Inc/TX	39,250	1,051
			Rollins Inc	71,211	2,065
			RR Donnelley & Sons Co	154,404	2,710
Banks - 5.25%			SEI Investments Co	95,921	5,113
Associated Banc-Corp	112,895	2,225	Service Corp International/US	149,582	4,564
BancorpSouth Inc	63,602	1,607	Sotheby's	45,776	1,915
Bank of Hawaii Corp	32,284	2,178	Towers Watson & Co	51,311	6,505
Bank of the Ozarks Inc	52,026	2,295	WEX Inc (a)	28,608	2,919
Cathay General Bancorp	55,011	1,766			$60,457
City National Corp/CA	35,808	3,220
Commerce Bancshares Inc/MO	61,833	2,912	Computers - 4.23%
Cullen/Frost Bankers Inc	40,684	2,948	3D Systems Corp (a)	77,786	1,024
East West Bancorp Inc	107,152	4,796	Cadence Design Systems Inc (a)	216,634	4,543
First Horizon National Corp	172,834	2,739	Convergys Corp	73,154	1,837
FirstMerit Corp	122,716	2,300	Diebold Inc	47,998	1,634
Fulton Financial Corp	130,785	1,695	DST Systems Inc	20,916	2,283
Hancock Holding Co	57,655	1,685	Fortinet Inc (a)	105,428	5,033
International Bancshares Corp	42,771	1,152	Jack Henry & Associates Inc	60,530	4,229
PacWest Bancorp	72,459	3,354	Leidos Holdings Inc	46,254	1,887
Prosperity Bancshares Inc	44,587	2,434	Lexmark International Inc	45,372	1,542
Signature Bank/New York NY (a)	37,626	5,478	Manhattan Associates Inc (a)	54,613	3,540
SVB Financial Group (a)	37,928	5,427	MAXIMUS Inc	48,773	3,327
Synovus Financial Corp	98,596	3,108	Mentor Graphics Corp	73,144	1,908
TCF Financial Corp	125,034	2,058	NCR Corp (a)	125,462	3,455
Trustmark Corp	50,005	1,202	NetScout Systems Inc (a)	69,437	2,769
Umpqua Holdings Corp	163,255	2,896	Science Applications International Corp	29,300	1,573
Valley National Bancorp	163,508	1,622	Synaptics Inc (a)	27,237	2,162
Webster Financial Corp	67,195	2,598	Synopsys Inc (a)	114,794	5,836
			VeriFone Systems Inc (a)	84,599	2,723
		$63,695
					$51,305
Beverages - 0.12%
Boston Beer Co Inc/The (a)	6,752	1,489	Consumer Products - 0.69%
			Church & Dwight Co Inc	96,872	8,363

Biotechnology - 0.89%
Bio-Rad Laboratories Inc (a)	15,311	2,308	Cosmetics & Personal Care - 0.51%
Charles River Laboratories International Inc	35,056	2,721	Avon Products Inc	322,046	1,826
(a)			Edgewell Personal Care Co	46,032	4,406
United Therapeutics Corp (a)	34,212	5,794			$6,232
		$10,823	Distribution & Wholesale - 1.06%
Building Materials - 1.13%			Ingram Micro Inc	115,660	3,149
Eagle Materials Inc	37,182	2,868	LKQ Corp (a)	225,160	7,084
Fortune Brands Home & Security Inc	118,002	5,635	Watsco Inc	20,324	2,606
Lennox International Inc	30,641	3,618			$12,839
Louisiana-Pacific Corp (a)	105,441	1,554
			Diversified Financial Services - 2.48%
		$13,675	CBOE Holdings Inc	61,786	3,829
Chemicals - 3.03%			CoreLogic Inc/United States (a)	66,774	2,634
Albemarle Corp	83,039	4,501	Eaton Vance Corp	87,295	3,349
Ashland Inc	46,018	5,261	Federated Investors Inc	70,724	2,384
Cabot Corp	46,977	1,652	Janus Capital Group Inc	109,518	1,794
Chemours Co/The	134,010	1,463	Raymond James Financial Inc	94,759	5,591
Cytec Industries Inc	52,847	3,923	SLM Corp (a)	315,089	2,877
Minerals Technologies Inc	25,708	1,664	Stifel Financial Corp (a)	50,245	2,761
NewMarket Corp	7,829	3,114	Waddell & Reed Financial Inc	62,381	2,801
Olin Corp	57,375	1,319

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Forest Products & Paper - 0.16%
WisdomTree Investments Inc	83,173	$2,071	Domtar Corp	47,379	$1,926
		$30,091

Electric - 2.48%			Gas - 1.77%
Alliant Energy Corp	83,625	5,144	Atmos Energy Corp	74,773	4,135
Black Hills Corp	33,177	1,382	National Fuel Gas Co	62,487	3,379
Cleco Corp	44,768	2,437	ONE Gas Inc	38,929	1,753
Great Plains Energy Inc	114,380	2,986	Questar Corp	130,059	2,879
Hawaiian Electric Industries Inc	79,510	2,381	UGI Corp	127,681	4,665
IDACORP Inc	37,266	2,315	Vectren Corp	61,161	2,575
MDU Resources Group Inc	144,168	2,813	WGL Holdings Inc	36,809	2,058
OGE Energy Corp	147,723	4,396			$21,444
PNM Resources Inc	58,959	1,555
Talen Energy Corp (a)	61,710	971	Hand & Machine Tools - 0.62%
			Kennametal Inc	58,679	1,859
Westar Energy Inc	97,881	3,685	Lincoln Electric Holdings Inc	55,948	3,388
		$30,065	Regal Beloit Corp	33,166	2,303
Electrical Components & Equipment - 1.17%					$7,550
Acuity Brands Inc	32,147	6,468	Healthcare - Products - 4.31%
Belden Inc	31,568	1,870	Align Technology Inc (a)	53,794	3,373
Energizer Holdings Inc	46,032	1,773	Bio-Techne Corp	27,500	3,008
Hubbell Inc	39,398	4,113	Cooper Cos Inc/The	35,966	6,366
		$14,224	Halyard Health Inc (a)	34,445	1,403
Electronics - 3.37%			Hill-Rom Holdings Inc	41,939	2,350
Arrow Electronics Inc (a)	70,823	4,118	Hologic Inc (a)	180,935	7,538
Avnet Inc	100,535	4,195	IDEXX Laboratories Inc (a)	69,276	5,038
FEI Co	30,761	2,645	ResMed Inc	104,309	6,045
Gentex Corp/MI	217,759	3,502	Sirona Dental Systems Inc (a)	41,121	4,268
Jabil Circuit Inc	143,421	2,904	STERIS Corp	44,207	3,056
Keysight Technologies Inc (a)	125,343	3,828	Teleflex Inc	30,739	4,119
Knowles Corp (a)	65,299	1,244	Thoratec Corp (a)	40,119	2,539
Mettler-Toledo International Inc (a)	20,701	6,989	West Pharmaceutical Services Inc	53,255	3,188
National Instruments Corp	74,937	2,170			$52,291
Tech Data Corp (a)	27,197	1,586
Trimble Navigation Ltd (a)	192,049	4,436	Healthcare - Services - 2.35%
			Centene Corp (a)	88,020	6,173
Vishay Intertechnology Inc	100,491	1,154	Community Health Systems Inc (a)	87,367	5,112
Woodward Inc	43,032	2,124	Health Net Inc/CA (a)	57,097	3,817
		$40,895	LifePoint Health Inc (a)	32,796	2,717
Energy - Alternate Sources - 0.41%			Mednax Inc (a)	69,229	5,860
SunEdison Inc (a)	215,778	5,023	Molina Healthcare Inc (a)	29,790	2,247
			WellCare Health Plans Inc (a)	32,599	2,634

Engineering & Construction - 0.51%					$28,560
AECOM (a)	111,309	3,432	Home Builders - 1.05%
Granite Construction Inc	26,912	916	KB Home	67,384	1,077
KBR Inc	106,774	1,865	MDC Holdings Inc	28,927	864
		$6,213	NVR Inc (a)	2,858	4,258
			Thor Industries Inc	33,740	1,885
Entertainment - 0.42%			Toll Brothers Inc (a)	118,619	4,617
Cinemark Holdings Inc	77,778	3,069			$12,701
DreamWorks Animation SKG Inc (a)	54,007	1,302
International Speedway Corp	20,688	709	Home Furnishings - 0.28%
		$5,080	Tempur Sealy International Inc (a)	45,170	3,413

Environmental Control - 0.64%
Clean Harbors Inc (a)	39,516	1,957	Housewares - 0.34%
MSA Safety Inc	23,304	1,204	Scotts Miracle-Gro Co/The	33,100	1,999
Waste Connections Inc	91,683	4,596	Tupperware Brands Corp	36,893	2,157
		$7,757			$4,156

Food - 2.51%			Insurance - 5.54%
Dean Foods Co	69,842	1,243	Alleghany Corp (a)	11,888	5,779
Flowers Foods Inc	136,838	2,964	American Financial Group Inc/OH	54,659	3,769
Hain Celestial Group Inc (a)	75,942	5,162	Arthur J Gallagher & Co	124,316	5,896
Ingredion Inc	52,959	4,671	Aspen Insurance Holdings Ltd	45,609	2,193
Lancaster Colony Corp	14,377	1,340	Brown & Brown Inc	85,487	2,860
Post Holdings Inc (a)	40,595	2,182	CNO Financial Group Inc	145,773	2,601
SUPERVALU Inc (a)	153,081	1,411	Endurance Specialty Holdings Ltd	44,828	3,115
Tootsie Roll Industries Inc	15,082	490	Everest Re Group Ltd	32,887	6,022
TreeHouse Foods Inc (a)	31,735	2,601	First American Financial Corp	80,234	3,256
United Natural Foods Inc (a)	37,065	1,688	Hanover Insurance Group Inc/The	32,729	2,646
WhiteWave Foods Co/The (a)	129,620	6,691	HCC Insurance Holdings Inc	70,836	5,466
		$30,443	Kemper Corp	36,444	1,411
			Mercury General Corp	26,943	1,521
			Old Republic International Corp	178,553	2,987

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Oil & Gas (continued)
Primerica Inc	38,236	$1,729	California Resources Corp	228,574	$967
Reinsurance Group of America Inc	48,997	4,729	Denbury Resources Inc	263,965	1,040
RenaissanceRe Holdings Ltd	34,087	3,658	Energen Corp	58,318	3,219
StanCorp Financial Group Inc	31,242	3,562	Gulfport Energy Corp (a)	78,947	2,586
WR Berkley Corp	73,924	4,119	HollyFrontier Corp	145,073	7,001
		$67,319	Murphy USA Inc (a)	31,493	1,725
			Nabors Industries Ltd	215,818	2,506
Iron & Steel - 1.19%			Noble Corp PLC	178,764	2,136
Allegheny Technologies Inc	80,840	1,724	Patterson-UTI Energy Inc	109,463	1,804
Carpenter Technology Corp	37,308	1,401	QEP Resources Inc	120,301	1,670
Commercial Metals Co	85,661	1,320	Rowan Cos PLC	92,348	1,591
Reliance Steel & Aluminum Co	54,986	3,332	SM Energy Co	49,936	1,851
Steel Dynamics Inc	178,982	3,585	Western Refining Inc	52,319	2,310
United States Steel Corp	107,830	2,099	WPX Energy Inc (a)	173,429	1,509
Worthington Industries Inc	35,803	969			$32,841
		$14,430
			Oil & Gas Services - 0.79%
Leisure Products & Services - 1.46%			Dril-Quip Inc (a)	28,829	1,684
Brunswick Corp/DE	68,615	3,643	Helix Energy Solutions Group Inc (a)	72,909	610
Jarden Corp (a)	143,568	7,896
			NOW Inc (a)	79,333	1,381
Polaris Industries Inc	45,257	6,203	Oceaneering International Inc	73,090	2,925
		$17,742	Oil States International Inc (a)	38,187	1,150
Machinery - Construction & Mining - 0.32%			Superior Energy Services Inc	111,364	1,893
Oshkosh Corp	57,890	2,115			$9,643
Terex Corp	77,793	1,724	Packaging & Containers - 1.15%
		$3,839	Bemis Co Inc	72,125	3,215
Machinery - Diversified - 2.32%			Greif Inc - Class A	25,133	779
AGCO Corp	59,309	3,263	Packaging Corp of America	73,331	5,191
Cognex Corp	64,491	2,920	Silgan Holdings Inc	30,907	1,652
Graco Inc	43,433	3,105	Sonoco Products Co	74,685	3,083
IDEX Corp	57,693	4,386			$13,920
Nordson Corp	41,876	3,103	Pharmaceuticals - 1.44%
Wabtec Corp/DE	71,514	7,236	Akorn Inc (a)	58,444	2,695
Zebra Technologies Corp (a)	38,286	4,121
			Catalent Inc (a)	72,672	2,477
		$28,134	Omnicare Inc	71,714	6,945
Media - 1.32%			Owens & Minor Inc	46,731	1,643
AMC Networks Inc (a)	43,872	3,695	VCA Inc (a)	60,815	3,742
Cable One Inc (a)	3,281	1,362			$17,502
FactSet Research Systems Inc	28,750	4,763	Publicly Traded Investment Fund - 0.59%
John Wiley & Sons Inc	34,336	1,820	iShares Core S&P Mid-Cap ETF	47,983	7,198
Meredith Corp	27,063	1,297
New York Times Co/The	97,093	1,284
Time Inc	81,067	1,809	Real Estate - 0.59%
		$16,030	Alexander & Baldwin Inc	33,629	1,269
			Jones Lang LaSalle Inc	33,205	5,912
Metal Fabrication & Hardware - 0.31%					$7,181
Timken Co/The	53,717	1,793
Valmont Industries Inc	17,436	1,939	REITS - 9.27%
		$3,732	Alexandria Real Estate Equities Inc	53,324	4,944
			American Campus Communities Inc	83,133	3,103
Mining - 0.36%			BioMed Realty Trust Inc	150,650	3,245
Compass Minerals International Inc	24,919	1,994	Camden Property Trust	64,280	5,119
Royal Gold Inc	48,255	2,433	Communications Sales & Leasing Inc	88,720	1,850
		$4,427	Corporate Office Properties Trust	69,975	1,619
Miscellaneous Manufacturing - 2.24%			Corrections Corp of America	86,619	3,046
AO Smith Corp	55,461	3,983	Douglas Emmett Inc	101,489	2,975
AptarGroup Inc	46,336	3,141	Duke Realty Corp	255,403	5,151
Carlisle Cos Inc	48,357	4,897	Equity One Inc	59,410	1,525
CLARCOR Inc	37,127	2,234	Extra Space Storage Inc	82,226	6,045
Crane Co	36,060	1,918	Federal Realty Investment Trust	50,837	6,954
Donaldson Co Inc	93,588	3,145	Highwoods Properties Inc	69,616	2,947
ITT Corp	66,025	2,509	Home Properties Inc	42,868	3,159
SPX Corp	30,366	1,986	Hospitality Properties Trust	111,000	3,044
Trinity Industries Inc	114,688	3,356	Kilroy Realty Corp	65,175	4,618
		$27,169	Lamar Advertising Co	59,889	3,596
			LaSalle Hotel Properties	83,613	2,782
Office Furnishings - 0.24%			Liberty Property Trust	110,637	3,765
Herman Miller Inc	44,156	1,238	Mack-Cali Realty Corp	62,014	1,292
HNI Corp	32,927	1,633	Mid-America Apartment Communities Inc	55,771	4,481
		$2,871	National Retail Properties Inc	99,191	3,687
			Omega Healthcare Investors Inc	119,022	4,316
Oil & Gas - 2.70%			Potlatch Corp	30,109	1,054
Atwood Oceanics Inc	44,500	926	Rayonier Inc	93,993	2,312

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS (continued)			Software (continued)
Regency Centers Corp	69,817	$4,466	Fair Isaac Corp	22,984		$2,084
Senior Housing Properties Trust	173,955	3,004	Informatica Corp (a)	77,506		3,761
Tanger Factory Outlet Centers Inc	70,937	2,304	MSCI Inc	83,215		5,672
Taubman Centers Inc	45,750	3,422	PTC Inc (a)	85,116		3,094
UDR Inc	191,699	6,481	Rackspace Hosting Inc (a)	87,742		2,986
Urban Edge Properties	68,329	1,467	SolarWinds Inc (a)	49,191		1,962
Weingarten Realty Investors	84,376	2,968	Solera Holdings Inc	49,681		1,818
WP GLIMCHER Inc	137,078	1,856	Tyler Technologies Inc (a)	24,925		3,478
		$112,597	Ultimate Software Group Inc/The (a)	21,155		3,897

Retail - 6.49%						$52,032
Abercrombie & Fitch Co	51,494	1,034	Telecommunications - 1.06%
American Eagle Outfitters Inc	130,184	2,311	ARRIS Group Inc (a)	98,204		3,037
ANN Inc (a)	34,044	1,557	Ciena Corp (a)	87,117		2,217
Ascena Retail Group Inc (a)	97,722	1,223	InterDigital Inc/PA	26,696		1,443
Big Lots Inc	39,919	1,724	NeuStar Inc (a)	40,982		1,265
Brinker International Inc	45,251	2,711	Plantronics Inc	28,988		1,684
Buffalo Wild Wings Inc (a)	14,060	2,750	Polycom Inc (a)	99,967		1,138
Cabela's Inc (a)	35,500	1,577	Telephone & Data Systems Inc	72,774		2,140
Casey's General Stores Inc	28,667	2,930				$12,924
Cheesecake Factory Inc/The	33,567	1,938
Chico's FAS Inc	106,110	1,615	Transportation - 1.18%
Copart Inc (a)	84,286	3,037	Con-way Inc	42,657		1,655
			Genesee & Wyoming Inc (a)	37,985		2,705
Cracker Barrel Old Country Store Inc	17,734	2,694	Kirby Corp (a)	41,295		2,990
CST Brands Inc	57,026	2,160
Dick's Sporting Goods Inc	71,896	3,665	Landstar System Inc	32,872		2,368
			Old Dominion Freight Line Inc (a)	50,151		3,668
Domino's Pizza Inc	40,853	4,651
Dunkin' Brands Group Inc	71,232	3,839	Werner Enterprises Inc	32,987		932
Foot Locker Inc	103,517	7,303				$14,318
Guess? Inc	47,572	1,041	Trucking & Leasing - 0.14%
HSN Inc	24,080	1,770	GATX Corp	32,494		1,723
Jack in the Box Inc	27,669	2,629
JC Penney Co Inc (a)	226,077	1,863
Kate Spade & Co (a)	94,489	1,901	Water - 0.27%
MSC Industrial Direct Co Inc	37,446	2,668	Aqua America Inc	131,066		3,334
Office Depot Inc (a)	364,867	2,919
Panera Bread Co (a)	18,776	3,833	TOTAL COMMON STOCKS			$1,191,633
Vista Outdoor Inc (a)	47,086	2,221	INVESTMENT COMPANIES - 1.91%	Shares Held	Value (000	's)
Wendy's Co/The	171,114	1,756	Publicly Traded Investment Fund - 1.91%
Williams-Sonoma Inc	63,085	5,341	BlackRock Liquidity Funds FedFund Portfolio	23,203,572		23,204
World Fuel Services Corp	53,432	2,172
		$78,833	TOTAL INVESTMENT COMPANIES			$23,204
Savings & Loans - 0.86%			Total Investments			$1,214,837
First Niagara Financial Group Inc	260,780	2,532	Liabilities in Excess of Other Assets, Net - (0.05)%			$(664)
New York Community Bancorp Inc	328,851	6,258	TOTAL NET ASSETS - 100.00%			$1,214,173
Washington Federal Inc	70,194	1,634
		$10,424
			(a) Non-Income Producing Security
Semiconductors - 1.67%			(b)		Security is Illiquid. At the end of the period, the value of these securities
Advanced Micro Devices Inc (a)	466,493	900	totaled $4,476 or 0.37% of net assets.
Atmel Corp	308,940	2,558
Cree Inc (a)	80,766	1,991
Cypress Semiconductor Corp (a)	245,678	2,820
Fairchild Semiconductor International Inc (a)	86,183	1,298	Portfolio Summary (unaudited)
Integrated Device Technology Inc (a)	109,810	2,098	Sector			Percent
Intersil Corp	97,578	1,086	Financial			23.99%
IPG Photonics Corp (a)	26,490	2,443	Consumer, Non-cyclical			17.80%
Rovi Corp (a)	65,444	719	Industrial			16.70%
Silicon Laboratories Inc (a)	29,401	1,323	Consumer, Cyclical			13.34%
Teradyne Inc	158,802	3,059	Technology			10.18%
		$20,295	Basic Materials			4.74%
			Utilities			4.52%
Shipbuilding - 0.35%			Energy			3.90%
Huntington Ingalls Industries Inc	36,000	4,227	Exchange Traded Funds			2.50%
			Communications			2.38%
Software - 4.28%			Liabilities in Excess of Other Assets, Net			(0.05)%
ACI Worldwide Inc (a)	86,416	2,046	TOTAL NET ASSETS			100.00%
Acxiom Corp (a)	57,863	1,036
Allscripts Healthcare Solutions Inc (a)	125,851	1,820
ANSYS Inc (a)	66,449	6,256
Broadridge Financial Solutions Inc	88,730	4,815
CDK Global Inc	118,665	6,128
CommVault Systems Inc (a)	31,470	1,179

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2015	Long	137	$20,263	$20,540	$277
Total					$277
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2015 (unaudited)

COMMON STOCKS - 96.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.09%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	76,407	$1,627	Charles River Laboratories International Inc	4,156	$322
			(a)
					$654
Aerospace & Defense - 0.85%
Harris Corp	25,362	2,103	Building Materials - 2.10%
L-3 Communications Holdings Inc	21,404	2,471	Armstrong World Industries Inc (a)	177,329	10,374
Orbital ATK Inc	4,281	304	Fortune Brands Home & Security Inc	271,287	12,953
Spirit AeroSystems Holdings Inc (a)	28,174	1,586	Martin Marietta Materials Inc	75,829	11,892
Triumph Group Inc	176,068	9,482	Owens Corning Inc	35,836	1,607
		$15,946	Vulcan Materials Co	26,945	2,453
					$39,279
Agriculture - 0.22%
Bunge Ltd	52,409	4,185	Chemicals - 3.17%
			Airgas Inc	3,226	329
			Albemarle Corp	8,295	450
Airlines - 1.15%			Ashland Inc	56,046	6,407
Alaska Air Group Inc	25,158	1,906	Axalta Coating Systems Ltd (a)	314,322	9,999
Copa Holdings SA	3,504	265
JetBlue Airways Corp (a),(b)	13,904	319	Cabot Corp	6,763	238
United Continental Holdings Inc (a)	336,796	18,992	Celanese Corp	209,040	13,780
			CF Industries Holdings Inc	251,176	14,870
		$21,482	Cytec Industries Inc	23,841	1,770
Apparel - 0.84%			Eastman Chemical Co	51,089	4,005
Ralph Lauren Corp	124,758	15,706	FMC Corp	4,716	229
			Mosaic Co/The	110,545	4,746
			Platform Specialty Products Corp (a),(b)	10,755	250
Automobile Manufacturers - 0.07%			RPM International Inc	15,880	744
PACCAR Inc	19,850	1,287	Sigma-Aldrich Corp	5,384	752
			Westlake Chemical Corp	4,283	268
Automobile Parts & Equipment - 0.12%			WR Grace & Co (a)	3,580	361
Allison Transmission Holdings Inc	8,744	255			$59,198
Goodyear Tire & Rubber Co/The	19,140	577	Coal - 0.06%
Lear Corp	7,250	754
Visteon Corp (a)	5,730	571	Consol Energy Inc	64,887	1,072
		$2,157
			Commercial Services - 2.00%
Banks - 6.72%			Aaron's Inc	5,882	217
Associated Banc-Corp	16,237	320	ADT Corp/The	68,233	2,356
Bank of Hawaii Corp	31,139	2,101	Aramark	6,718	214
BankUnited Inc	29,065	1,061	Booz Allen Hamilton Holding Corp	22,722	630
BOK Financial Corp	8,575	570	Cintas Corp	27,490	2,350
CIT Group Inc	12,155	572	Equifax Inc	16,200	1,654
Citizens Financial Group Inc	880,737	22,961	Global Payments Inc	22,071	2,474
City National Corp/CA	4,964	447	Hertz Global Holdings Inc (a)	959,340	16,299
Comerica Inc	12,430	590	KAR Auction Services Inc	82,077	3,195
Commerce Bancshares Inc/MO	21,161	996	Live Nation Entertainment Inc (a)	670	18
Cullen/Frost Bankers Inc	15,838	1,147	Macquarie Infrastructure Corp	4,235	360
East West Bancorp Inc	58,671	2,626	ManpowerGroup Inc	5,583	505
Fifth Third Bancorp	671,331	14,145	Quanta Services Inc (a)	11,606	321
First Horizon National Corp	616,937	9,779	RR Donnelley & Sons Co	88,711	1,557
First Republic Bank/CA	10,620	677	SEI Investments Co	26,380	1,406
Fulton Financial Corp	70,248	910	Service Corp International/US	43,930	1,340
Huntington Bancshares Inc/OH	1,992,944	23,258	ServiceMaster Global Holdings Inc (a)	17,060	661
KeyCorp	75,092	1,115	Total System Services Inc	28,554	1,320
M&T Bank Corp	8,190	1,074	Towers Watson & Co	4,068	516
Northern Trust Corp	51,413	3,932	Vectrus Inc (a)	3,047	71
PacWest Bancorp	156,036	7,223			$37,464
Popular Inc (a)	67,150	2,056
Regions Financial Corp	172,212	1,789	Computers - 2.66%
SunTrust Banks Inc	64,772	2,872	Amdocs Ltd	10,657	625
Synovus Financial Corp	65,685	2,070	Brocade Communications Systems Inc	1,930,235	19,804
TCF Financial Corp	98,385	1,619	Computer Sciences Corp	63,893	4,181
Zions Bancorporation	631,592	19,700	Diebold Inc	790	27
		$125,610	DST Systems Inc	15,974	1,744
			Genpact Ltd (a)	2,753	61
Beverages - 0.77%			IHS Inc (a)	1,053	132
Brown-Forman Corp - A Shares	202	24	Leidos Holdings Inc	49,340	2,013
Brown-Forman Corp - B Shares	938	102	Lexmark International Inc	6,525	222
Constellation Brands Inc	19,911	2,390	NCR Corp (a)	37,671	1,037
Molson Coors Brewing Co	166,511	11,845	NetApp Inc	15,112	471
		$14,361	SanDisk Corp	14,346	865
Biotechnology - 0.03%			Science Applications International Corp	862	46
Bio-Rad Laboratories Inc (a)	2,201	332	Synopsys Inc (a)	9,920	504
			Teradata Corp (a)	3,884	144

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
Western Digital Corp	207,486	$17,856	Arrow Electronics Inc (a)	51,577	$2,999
		$49,732	Avnet Inc	9,320	389
			FLIR Systems Inc	5,509	170
Consumer Products - 0.34%			Garmin Ltd	7,257	304
Avery Dennison Corp	35,824	2,180	Gentex Corp/MI	106,896	1,719
Clorox Co/The	36,538	4,090	Jabil Circuit Inc	72,298	1,464
		$6,270	Keysight Technologies Inc (a)	28,864	882
Cosmetics & Personal Care - 0.55%			PerkinElmer Inc	23,728	1,256
Coty Inc (a)	3,703	99	Tech Data Corp (a)	4,081	238
Edgewell Personal Care Co	107,383	10,278	Trimble Navigation Ltd (a)	16,858	389
		$10,377	Tyco International PLC	292,518	11,113
					$23,398
Distribution & Wholesale - 0.72%
Fossil Group Inc (a)	116,039	7,977	Energy - Alternate Sources - 0.02%
Genuine Parts Co	32,458	2,887	First Solar Inc (a)	8,040	356
Ingram Micro Inc	84,844	2,311
WESCO International Inc (a)	4,706	289
			Engineering & Construction - 0.80%
		$13,464	AECOM (a)	34,094	1,051
Diversified Financial Services - 4.07%			Chicago Bridge & Iron Co NV ADR	6,931	369
Ally Financial Inc (a)	27,514	627	Fluor Corp	46,757	2,186
Ameriprise Financial Inc	46,624	5,859	Jacobs Engineering Group Inc (a)	254,925	10,737
CoreLogic Inc/United States (a)	46,333	1,828	SBA Communications Corp (a)	4,563	551
E*Trade Financial Corp (a)	23,232	660			$14,894
FNF Group	47,170	1,844	Entertainment - 0.07%
Interactive Brokers Group Inc - A Shares	1,970	79	Dolby Laboratories Inc	5,304	186
Intercontinental Exchange Inc	5,114	1,166	Gaming and Leisure Properties Inc	23,258	762
Invesco Ltd	28,973	1,119	International Game Technology PLC	3,273	65
Legg Mason Inc	81,468	4,019	Penn National Gaming Inc (a)	13,859	264
NASDAQ OMX Group Inc/The	27,485	1,402			$1,277
Navient Corp	1,159,227	18,200
Raymond James Financial Inc	434,556	25,639	Environmental Control - 0.28%
Santander Consumer USA Holdings Inc (a)	8,934	216	Republic Services Inc	112,191	4,771
SLM Corp (a)	1,427,838	13,036	Waste Connections Inc	8,538	428
Synchrony Financial (a)	9,109	313			$5,199

Waddell & Reed Financial Inc	578	26	Food - 3.19%
		$76,033	Campbell Soup Co	38,966	1,922
Electric - 5.04%			ConAgra Foods Inc	430,703	18,976
AES Corp/VA	49,809	638	Flowers Foods Inc	2,100	45
Alliant Energy Corp	16,153	993	Ingredion Inc	22,389	1,975
Ameren Corp	164,860	6,772	JM Smucker Co/The	7,374	824
Calpine Corp (a)	107,056	1,959	Pinnacle Foods Inc	8,282	372
CMS Energy Corp	42,687	1,462	Safeway, Inc. - CVR - Casa Ley (a),(c)	86,307	—
Consolidated Edison Inc	42,060	2,675	Safeway, Inc. - CVR - Property Development	86,307	—
DTE Energy Co	42,094	3,387	Centers (a),(b),(c)
Edison International	68,799	4,128	Sysco Corp	29,199	1,060
Entergy Corp	34,376	2,441	Tyson Foods Inc	394,913	17,515
Eversource Energy	56,629	2,816	Whole Foods Market Inc	463,816	16,883
FirstEnergy Corp	553,301	18,790			$59,572
Great Plains Energy Inc	6,817	178
Hawaiian Electric Industries Inc	11,442	343	Forest Products & Paper - 0.25%
			Domtar Corp	6,787	276
MDU Resources Group Inc	1	—	International Paper Co	93,575	4,479
NRG Energy Inc	574,944	12,908
OGE Energy Corp	41,589	1,238			$4,755
Pepco Holdings Inc	15,663	418	Gas - 2.35%
PG&E Corp	210,167	11,036	AGL Resources Inc	8,906	428
Pinnacle West Capital Corp	19,605	1,210	Atmos Energy Corp	86,900	4,806
PPL Corp	95,198	3,028	CenterPoint Energy Inc	233,586	4,517
Public Service Enterprise Group Inc	48,721	2,031	National Fuel Gas Co	10,138	549
SCANA Corp	204,446	11,203	NiSource Inc	23,003	402
Talen Energy Corp (a)	6,062	95	ONE Gas Inc	452	20
TECO Energy Inc	26,527	587	Questar Corp	114,068	2,525
WEC Energy Group Inc	19,446	953	Sempra Energy	266,644	27,139
Westar Energy Inc	8,131	306	UGI Corp	43,854	1,602
Xcel Energy Inc	73,232	2,539	Vectren Corp	46,795	1,970
		$94,134			$43,958

Electrical Components & Equipment - 0.05%			Hand & Machine Tools - 0.22%
Energizer Holdings Inc	14,058	541	Kennametal Inc	8,444	267
Hubbell Inc	3,519	368	Lincoln Electric Holdings Inc	660	40
		$909	Regal Beloit Corp	4,521	314

Electronics - 1.25%			Stanley Black & Decker Inc	33,347	3,518
Agilent Technologies Inc	60,452	2,475			$4,139

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products - 1.85%			Insurance (continued)
Alere Inc (a)	460	$22	HCC Insurance Holdings Inc	6,841	$528
Bio-Techne Corp	8,470	926	Kemper Corp	32,382	1,254
Boston Scientific Corp (a)	303,815	5,268	Lincoln National Corp	605,772	34,117
Cooper Cos Inc/The	1,635	289	Loews Corp	92,513	3,525
DENTSPLY International Inc	7,585	432	Markel Corp (a)	774	689
Hill-Rom Holdings Inc	3,749	210	Mercury General Corp	19,389	1,095
Hologic Inc (a)	60,400	2,516	Old Republic International Corp	250,872	4,197
Patterson Cos Inc	57,117	2,865	PartnerRe Ltd	9,470	1,288
QIAGEN NV (a)	56,283	1,575	Progressive Corp/The	83,950	2,560
St Jude Medical Inc	8,999	664	Reinsurance Group of America Inc	4,740	457
Teleflex Inc	16,513	2,213	RenaissanceRe Holdings Ltd	57,486	6,168
Zimmer Biomet Holdings Inc	169,129	17,602	StanCorp Financial Group Inc	31,204	3,558
		$34,582	Torchmark Corp	26,674	1,644
			Unum Group	21,332	765
Healthcare - Services - 2.80%			Validus Holdings Ltd	281,105	13,029
Anthem Inc	9,887	1,525	Voya Financial Inc	403,124	18,926
Brookdale Senior Living Inc (a)	8,845	293
			WR Berkley Corp	161,545	9,001
Cigna Corp	6,165	888	XL Group PLC	324,054	12,321
Community Health Systems Inc (a)	20,696	1,211
DaVita HealthCare Partners Inc (a)	74,137	5,860			$191,229
Envision Healthcare Holdings Inc (a)	232,903	10,434	Internet - 0.43%
HCA Holdings Inc (a)	19,813	1,843	Pandora Media Inc (a)	400,127	7,010
Health Net Inc/CA (a)	32,483	2,172	Symantec Corp	46,563	1,059
Humana Inc	3,028	551			$8,069
Laboratory Corp of America Holdings (a)	150,365	19,140
Mednax Inc (a)	32,133	2,720	Iron & Steel - 0.53%
Premier Inc (a)	7,505	268	Nucor Corp	19,661	868
Quest Diagnostics Inc	46,480	3,431	Reliance Steel & Aluminum Co	5,438	330
Universal Health Services Inc	13,850	2,011	Steel Dynamics Inc	415,360	8,319
		$52,347	United States Steel Corp	15,516	302
					$9,819
Holding Companies - Diversified - 0.02%
Leucadia National Corp	17,610	414	Leisure Products & Services - 0.26%
			Brunswick Corp/DE	2,593	138
			Harley-Davidson Inc	6,575	383
Home Builders - 0.20%			Jarden Corp (a)	41,530	2,284
DR Horton Inc	11,783	350	Norwegian Cruise Line Holdings Ltd (a)	1,177	73
Lennar Corp - A Shares	7,372	391	Royal Caribbean Cruises Ltd	21,621	1,943
Lennar Corp - B Shares	653	29			$4,821
NVR Inc (a)	1,206	1,797
Pulte Group Inc	42,678	884	Lodging - 0.90%
Toll Brothers Inc (a)	7,971	310	Choice Hotels International Inc	28,175	1,427
			MGM Resorts International (a)	786,869	15,439
		$3,761
					$16,866
Home Furnishings - 0.27%
Leggett & Platt Inc	46,558	2,226	Machinery - Construction & Mining - 0.56%
			Babcock & Wilcox Enterprises Inc (a)	2,663	52
Whirlpool Corp	15,931	2,831
		$5,057	Joy Global Inc	10,369	274
			Oshkosh Corp	8,327	304
Housewares - 0.11%			Terex Corp	440,113	9,753
Newell Rubbermaid Inc	45,179	1,955			$10,383
Tupperware Brands Corp	297	18
		$1,973	Machinery - Diversified - 0.15%
			AGCO Corp	8,157	449
Insurance - 10.23%			BWX Technologies Inc	5,327	131
Alleghany Corp (a)	1,146	557	Flowserve Corp	7,643	359
Allied World Assurance Co Holdings AG	66,325	2,803	IDEX Corp	5,538	421
American Financial Group Inc/OH	36,536	2,519	Manitowoc Co Inc/The	14,495	256
American National Insurance Co	8,012	857	Roper Technologies Inc	4,416	739
AmTrust Financial Services Inc	3,858	268	Xylem Inc/NY	12,962	447
Aon PLC	22,913	2,309			$2,802
Arch Capital Group Ltd (a)	16,159	1,153
Arthur J Gallagher & Co	275,572	13,071	Media - 2.07%
			Cable One Inc (a)	371	154
Aspen Insurance Holdings Ltd	107,851	5,186
Assurant Inc	68,967	5,145	Cablevision Systems Corp	10,617	300
			Discovery Communications Inc - A Shares (a)	272,850	9,009
Assured Guaranty Ltd	177,363	4,338	Discovery Communications Inc - C Shares (a)	2,731	83
Axis Capital Holdings Ltd	7,156	412
Brown & Brown Inc	49,920	1,670	Gannett Co Inc	32,437	411
Cincinnati Financial Corp	10,149	560	John Wiley & Sons Inc	19,716	1,045
			Liberty Media Corp - A Shares (a)	11,129	421
CNA Financial Corp	2,868	114	Liberty Media Corp - C Shares (a)	352,384	13,285
Endurance Specialty Holdings Ltd	4,810	334
Erie Indemnity Co	2,544	220	News Corp	23,499	346
Everest Re Group Ltd	83,382	15,269	Nielsen NV	7,012	340
Genworth Financial Inc (a)	1,253,349	8,786	Scripps Networks Interactive Inc	154,595	9,674
			Starz (a)	37,110	1,501
Hanover Insurance Group Inc/The	22,918	1,853
Hartford Financial Services Group Inc/The	182,608	8,683	TEGNA Inc	56,839	1,655

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Oil & Gas (continued)
Tribune Media Co	8,672	$438	Unit Corp (a)	13,191	$260
		$38,662	Whiting Petroleum Corp (a)	42,557	872
			WPX Energy Inc (a)	74,845	652
Metal Fabrication & Hardware - 0.01%					$116,665
Timken Co/The	8,274	276
			Oil & Gas Services - 1.46%
			Cameron International Corp (a)	297,031	14,988
Mining - 0.28%			Dril-Quip Inc (a)	4,689	274
Alcoa Inc	144,466	1,426	FMC Technologies Inc (a)	8,578	281
Freeport-McMoRan Inc	181,770	2,136
Newmont Mining Corp	67,052	1,152	Frank's International NV	3,826	62
			National Oilwell Varco Inc	53,861	2,269
Royal Gold Inc	6,536	329	NOW Inc (a)	11,416	199
Tahoe Resources Inc	14,903	121	Oceaneering International Inc	8,673	347
		$5,164	Superior Energy Services Inc	27,491	467
Miscellaneous Manufacturing - 1.31%			Targa Resources Corp	3,055	270
AO Smith Corp	13,983	1,004	Weatherford International PLC (a)	766,365	8,185
Carlisle Cos Inc	3,772	382			$27,342
Colfax Corp (a)	7,019	268
Crane Co	5,123	272	Packaging & Containers - 1.55%
			Ball Corp	31,621	2,145
Donaldson Co Inc	1,450	49	Bemis Co Inc	59,939	2,671
Dover Corp	11,422	732	Crown Holdings Inc (a)	56,353	2,903
Ingersoll-Rand PLC	40,644	2,496	Graphic Packaging Holding Co	14,815	224
ITT Corp	9,501	361	Owens-Illinois Inc (a)	16,092	344
Parker-Hannifin Corp	5,409	610
Pentair PLC	11,077	674	Packaging Corp of America	206,390	14,610
			Sonoco Products Co	61,686	2,547
SPX Corp	12,201	798	WestRock Co	55,805	3,518
Textron Inc	341,972	14,944
Trinity Industries Inc	67,120	1,963			$28,962
		$24,553	Pharmaceuticals - 2.50%
			Cardinal Health Inc	27,178	2,310
Office & Business Equipment - 0.35%			Endo International PLC (a)	268,643	23,516
Pitney Bowes Inc	78,222	1,636	Express Scripts Holding Co (a)	5,409	487
Xerox Corp	451,593	4,977	Herbalife Ltd (a)	1,190	60
		$6,613	Hospira Inc (a)	6,043	540
Oil & Gas - 6.24%			Mallinckrodt PLC (a)	4,379	543
Antero Resources Corp (a)	487,014	13,398	Mead Johnson Nutrition Co	115,326	10,194
Cheniere Energy Inc (a)	112,914	7,787	Mylan NV (a)	87,907	4,922
Chesapeake Energy Corp	35,938	311	Omnicare Inc	18,237	1,767
Cimarex Energy Co	6,877	716	Perrigo Co PLC	7,344	1,412
Concho Resources Inc (a)	154,803	16,496	Quintiles Transnational Holdings Inc (a)	444	34
Continental Resources Inc/OK (a)	32,344	1,081	VCA Inc (a)	14,367	884
CVR Energy Inc	1,133	43			$46,669
Denbury Resources Inc	37,975	150
Devon Energy Corp	149,822	7,404	Pipelines - 0.05%
			Columbia Pipeline Group Inc	19,590	572
Diamond Offshore Drilling Inc	6,843	150	ONEOK Inc	10,195	385
Diamondback Energy Inc	38,907	2,618
Energen Corp	5,328	294			$957
Ensco PLC	32,424	537	Real Estate - 0.72%
EP Energy Corp (a)	3,749	31	Alexander & Baldwin Inc	2,651	100
EQT Corp	9,492	730	CBRE Group Inc (a)	61,329	2,329
Gulfport Energy Corp (a)	71,070	2,328	Forest City Enterprises Inc (a)	33,995	793
Helmerich & Payne Inc	5,906	341	Howard Hughes Corp/The (a)	3,080	419
Hess Corp	40,742	2,405	Jones Lang LaSalle Inc	32,033	5,703
HollyFrontier Corp	59,137	2,854	Realogy Holdings Corp (a)	91,118	4,148
Kosmos Energy Ltd (a)	17,828	129			$13,492
Laredo Petroleum Inc (a)	13,105	112
Marathon Oil Corp	53,212	1,118	REITS - 8.92%
Marathon Petroleum Corp	204	11	Alexandria Real Estate Equities Inc	37,105	3,440
Murphy Oil Corp	22,210	728	American Campus Communities Inc	7,793	291
Murphy USA Inc (a)	9,432	517	American Capital Agency Corp	187,706	3,615
Newfield Exploration Co (a)	326,610	10,709	Annaly Capital Management Inc	221,552	2,205
Noble Corp PLC	25,762	308	Apartment Investment & Management Co	10,954	428
Noble Energy Inc	54,676	1,926	Apple Hospitality REIT Inc	19,826	360
Patterson-UTI Energy Inc	15,626	258	AvalonBay Communities Inc	9,900	1,706
PBF Energy Inc	54,666	1,726	BioMed Realty Trust Inc	439	9
Pioneer Natural Resources Co	131,398	16,658	Boston Properties Inc	7,279	897
QEP Resources Inc	18,813	261	Brixmor Property Group Inc	777,942	19,036
Range Resources Corp	15,410	606	Camden Property Trust	6,082	484
Rowan Cos PLC	13,287	229	CBL & Associates Properties Inc	61,326	1,002
Seadrill Ltd	39,796	355	Chimera Investment Corp	312,434	4,446
SM Energy Co	7,218	267	Columbia Property Trust Inc	11,690	282
Southwestern Energy Co (a)	803,189	14,939	Communications Sales & Leasing Inc	12,840	268
Tesoro Corp	44,691	4,350	Corporate Office Properties Trust	13,702	317
			Corrections Corp of America	24,032	846

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Retail (continued)
DDR Corp	981,519	$15,998	PVH Corp	5,857	$680
Digital Realty Trust Inc	6,163	396	Signet Jewelers Ltd	7,275	882
Douglas Emmett Inc	41,364	1,213	Staples Inc	1,172,438	17,247
Duke Realty Corp	24,071	486	Tiffany & Co	2,958	283
Empire State Realty Trust Inc	6,277	112	Vista Outdoor Inc (a)	174,298	8,222
Equity LifeStyle Properties Inc	17,429	1,009	World Fuel Services Corp	6,297	256
Essex Property Trust Inc	4,581	1,031			$76,423
General Growth Properties Inc	67,834	1,841
HCP Inc	32,223	1,245	Savings & Loans - 0.28%
Health Care REIT Inc	13,436	932	First Niagara Financial Group Inc	98,120	953
Healthcare Trust of America Inc	38,101	957	Hudson City Bancorp Inc	32,441	334
Home Properties Inc	6,142	452	New York Community Bancorp Inc	34,420	655
Hospitality Properties Trust	58,517	1,604	People's United Financial Inc	178,157	2,899
Host Hotels & Resorts Inc	69,425	1,345	Washington Federal Inc	17,351	404
Kilroy Realty Corp	34,442	2,440			$5,245
Kimco Realty Corp	28,835	713	Semiconductors - 2.93%
Liberty Property Trust	10,372	353	Altera Corp	12,799	636
Macerich Co/The	9,751	772	Analog Devices Inc	2,835	165
MFA Financial Inc	595,212	4,482	Applied Materials Inc	73,252	1,272
Mid-America Apartment Communities Inc	145,870	11,719	Atmel Corp	971,014	8,040
National Retail Properties Inc	9,300	346	Lam Research Corp	4,823	371
NorthStar Realty Finance Corp	21,249	340	Marvell Technology Group Ltd	31,084	387
Omega Healthcare Investors Inc	9,231	335	Maxim Integrated Products Inc	509,010	17,326
Outfront Media Inc	14,633	368	Microchip Technology Inc	295,254	12,649
Piedmont Office Realty Trust Inc	16,442	299	NVIDIA Corp	37,149	741
Plum Creek Timber Co Inc	54,611	2,239	ON Semiconductor Corp (a)	144,624	1,536
Post Properties Inc	22,313	1,271	Teradyne Inc	23,071	444
Prologis Inc	459,692	18,667	Xilinx Inc	268,383	11,205
Realty Income Corp	16,239	784			$54,772
Regency Centers Corp	57,997	3,710
Retail Properties of America Inc	135,141	1,968	Shipbuilding - 0.10%
RLJ Lodging Trust	393,055	11,725	Huntington Ingalls Industries Inc	15,577	1,829
Senior Housing Properties Trust	35,693	617
SL Green Realty Corp	21,744	2,503	Software - 2.85%
Spirit Realty Capital Inc	27,040	274	Activision Blizzard Inc	34,515	890
Starwood Property Trust Inc	703,559	15,310	Allscripts Healthcare Solutions Inc (a)	299,591	4,332
Tanger Factory Outlet Centers Inc	16,904	549	ANSYS Inc (a)	5,027	473
Taubman Centers Inc	4,139	310	CA Inc	44,681	1,302
Two Harbors Investment Corp	78,820	806	Citrix Systems Inc (a)	114,684	8,671
UDR Inc	55,073	1,862	Dun & Bradstreet Corp/The	9,657	1,205
Urban Edge Properties	12,202	262	Fidelity National Information Services Inc	284,109	18,590
Ventas Inc	23,094	1,549	Nuance Communications Inc (a)	17,229	312
VEREIT Inc	393,430	3,446	Paychex Inc	52,306	2,427
Vornado Realty Trust	13,139	1,282	Solera Holdings Inc	5,201	190
Weingarten Realty Investors	80,709	2,839	SS&C Technologies Holdings Inc	821	56
Weyerhaeuser Co	114,919	3,527	VMware Inc (a)	167,259	14,908
WP Carey Inc	7,321	448			$53,356
WP GLIMCHER Inc	19,720	267
		$166,635	Telecommunications - 0.97%
			ARRIS Group Inc (a)	12,065	373
Retail - 4.09%			AT&T Inc	33,374	1,159
Bed Bath & Beyond Inc (a)	18,270	1,192
			CenturyLink Inc	88,907	2,542
Best Buy Co Inc	344,832	11,135	CommScope Holding Co Inc (a)	6,245	196
Big Lots Inc	5,215	225	EchoStar Corp (a)	4,693	218
Cabela's Inc (a)	4,868	216
(a)			Frontier Communications Corp	61,463	290
CarMax Inc	8,330	537	JDS Uniphase Corp (a)	566,343	6,281
Coach Inc	16,859	526	Juniper Networks Inc	124,431	3,537
CST Brands Inc	1,488	56	Level 3 Communications Inc (a)	17,673	893
Darden Restaurants Inc	23,488	1,732	Motorola Solutions Inc	32,237	1,939
Dick's Sporting Goods Inc	4,037	205	Sprint Corp (a)	5,330	18
Dillard's Inc	2,237	228	Telephone & Data Systems Inc	10,006	294
Dollar General Corp	140	11	Zayo Group Holdings Inc (a)	15,080	403
DSW Inc	13,929	453			$18,143
Foot Locker Inc	3,099	219
GameStop Corp	7,472	343	Textiles - 0.43%
Gap Inc/The	549,671	20,052	Mohawk Industries Inc (a)	39,521	7,967
Kate Spade & Co (a)	222,293	4,473
Kohl's Corp	37,654	2,309	Toys, Games & Hobbies - 0.04%
L Brands Inc	24,889	2,009	Hasbro Inc	2,231	176
Liberty Interactive Corp QVC Group (a)	19,738	573
			Mattel Inc	23,994	557
Macy's Inc	19,293	1,332			$733
Nu Skin Enterprises Inc	4,937	196
Office Depot Inc (a)	47,995	384	Transportation - 1.26%
Penske Automotive Group Inc	8,271	447	Genesee & Wyoming Inc (a)	3,448	246

See accompanying notes

			Schedule of Investments
MidCap Value Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Transportation (continued)
Kansas City Southern	122,008		$12,102
Kirby Corp (a)	136,286		9,868
Ryder System Inc	13,441		1,217
Teekay Corp	3,040		109
			$23,542

Water - 0.07%
American Water Works Co Inc	13,132		682
Aqua America Inc	24,917		634
			$1,316
TOTAL COMMON STOCKS			$1,809,934
INVESTMENT COMPANIES - 2.81%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 2.81%
BlackRock Liquidity Funds FedFund Portfolio	23,913,361		23,913
Cash Account Trust - Government & Agency	1,071,522		1,072
Portfolio - Government Cash Managed
First American Government Obligations Fund	27,531,484		27,531
			$52,516
TOTAL INVESTMENT COMPANIES			$52,516
Total Investments			$1,862,450
Other Assets in Excess of Liabilities, Net - 0.35%			$6,459
TOTAL NET ASSETS - 100.00%			$1,868,909

(a) Non-Income Producing Security
(b)		Security is Illiquid. At the end of the period, the value of these securities totaled $569 or 0.03% of net assets.
(c)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Financial			30.94%
Consumer, Non-cyclical			14.38%
Industrial			10.49%
Consumer, Cyclical			9.27%
Technology			8.66%
Energy			7.83%
Utilities			7.46%
Basic Materials			4.23%
Communications			3.56%
Exchange Traded Funds			2.81%
Diversified			0.02%
Other Assets in Excess of Liabilities, Net			0.35%
TOTAL NET ASSETS			100.00%

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2015	Long		349	$52,621	$52,326	$(295)
Total						$(295)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS - 95.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.59%			Chemicals - 3.45%
Harris Corp	4,109	$341	Airgas Inc	1,868	$191
L-3 Communications Holdings Inc	126,665	14,625	Albemarle Corp	4,747	257
Orbital ATK Inc	2,475	176	Ashland Inc	2,613	299
Spirit AeroSystems Holdings Inc (a)	415,037	23,366	Cabot Corp	3,909	137
Triumph Group Inc	3,035	163	Celanese Corp	6,070	400
		$38,671	Cytec Industries Inc	3,963	294
			Eastman Chemical Co	121,126	9,496
Agriculture - 2.41%			FMC Corp	225,088	10,926
Bunge Ltd	92,938	7,421	Mosaic Co/The	166,834	7,164
Reynolds American Inc	215,773	18,511	Platform Specialty Products Corp (a),(b)	6,217	145
		$25,932	Sigma-Aldrich Corp	3,116	435
Airlines - 0.03%			Westlake Chemical Corp	117,476	7,339
Copa Holdings SA	2,026	153			$37,083
JetBlue Airways Corp (a),(b)	8,038	185
			Coal - 0.02%
		$338	Consol Energy Inc	14,091	233
Apparel - 1.72%
Hanesbrands Inc	587,576	18,233	Commercial Services - 1.67%
Ralph Lauren Corp	2,323	292	Aaron's Inc	3,400	126
		$18,525	ADT Corp/The	7,010	242
Automobile Manufacturers - 0.67%			Aramark	1,051	34
PACCAR Inc	111,425	7,225	Booz Allen Hamilton Holding Corp	481	13
			Equifax Inc	41,418	4,230
			KAR Auction Services Inc	5,795	226
Automobile Parts & Equipment - 1.82%			Macquarie Infrastructure Corp	2,451	208
Allison Transmission Holdings Inc	175,055	5,108	ManpowerGroup Inc	3,231	292
Delphi Automotive PLC	179,527	14,017	Quanta Services Inc (a)	6,640	183
Goodyear Tire & Rubber Co/The	11,072	334	RR Donnelley & Sons Co	6,098	107
Lear Corp	1,162	121	Total System Services Inc	260,248	12,029
		$19,580	Towers Watson & Co	2,354	298

Banks - 5.99%					$17,988
Associated Banc-Corp	9,386	185	Computers - 3.38%
Bank of Hawaii Corp	2,686	181	Amdocs Ltd	260,160	15,258
BOK Financial Corp	1,736	115	Brocade Communications Systems Inc	527,430	5,411
Capital One Financial Corp	157,638	12,816	Computer Sciences Corp	5,525	362
CIT Group Inc	7,032	331	DST Systems Inc	512	56
Citizens Financial Group Inc	12,603	329	IHS Inc (a)	608	76
City National Corp/CA	1,701	153	Lexmark International Inc	3,772	128
Comerica Inc	7,191	341	NCR Corp (a)	6,732	186
Commerce Bancshares Inc/MO	5,071	239	NetApp Inc	8,743	272
Cullen/Frost Bankers Inc	3,336	242	SanDisk Corp	8,290	500
East West Bancorp Inc	5,827	261	Synopsys Inc (a)	209,456	10,649
Fifth Third Bancorp	615,198	12,962	Teradata Corp (a)	2,245	83
First Republic Bank/CA	5,746	366	Western Digital Corp	39,961	3,439
Huntington Bancshares Inc/OH	32,649	381			$36,420
KeyCorp	975,484	14,476
M&T Bank Corp	4,737	621	Consumer Products - 0.49%
Northern Trust Corp	8,312	636	Avery Dennison Corp	83,720	5,094
PacWest Bancorp	4,082	189	Clorox Co/The	1,670	187
Regions Financial Corp	54,042	561			$5,281
SunTrust Banks Inc	416,069	18,449	Cosmetics & Personal Care - 0.02%
Synovus Financial Corp	5,338	168	Edgewell Personal Care Co	2,555	245
TCF Financial Corp	10,397	171
Zions Bancorporation	8,229	257
		$64,430	Distribution & Wholesale - 0.05%
			Fossil Group Inc (a)	492	34
Beverages - 0.05%			Genuine Parts Co	691	61
Brown-Forman Corp - A Shares	117	14	Ingram Micro Inc	9,078	247
Brown-Forman Corp - B Shares	565	61	WESCO International Inc (a)	2,720	167
Molson Coors Brewing Co	5,708	406			$509
		$481
			Diversified Financial Services - 4.60%
Biotechnology - 0.02%			Ally Financial Inc (a)	15,906	362
Bio-Rad Laboratories Inc (a)	1,272	192	Ameriprise Financial Inc	102,810	12,920
			CoreLogic Inc/United States (a)	63,062	2,487
Building Materials - 2.55%			Discover Financial Services	213,130	11,895
			E*Trade Financial Corp (a)	10,352	294
CRH PLC ADR	397,440	11,808
Fortune Brands Home & Security Inc	4,196	201	FNF Group	11,574	452
Martin Marietta Materials Inc	2,072	325	Intercontinental Exchange Inc	2,958	675
Owens Corning Inc	329,456	14,776	Invesco Ltd	15,545	600
Vulcan Materials Co	4,111	374	Legg Mason Inc	4,047	200
		$27,484	NASDAQ OMX Group Inc/The	4,745	242
			Navient Corp	728,845	11,443

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Food - 1.12%
Raymond James Financial Inc	5,284	$312	Campbell Soup Co	4,405	$217
Santander Consumer USA Holdings Inc (a)	5,164	125	ConAgra Foods Inc	13,143	579
SLM Corp (a)	799,328	7,298	Flowers Foods Inc	1,214	26
Synchrony Financial (a)	5,266	181	Ingredion Inc	2,567	226
Waddell & Reed Financial Inc	334	15	JM Smucker Co/The	4,261	476
		$49,501	Pinnacle Foods Inc	4,788	215
			Safeway, Inc. - CVR - Casa Ley (a),(c)	8,276	—
Electric - 5.70%			Safeway, Inc. - CVR - Property Development	8,276	—
AES Corp/VA	28,794	369	Centers (a),(b),(c)
Alliant Energy Corp	4,778	294	Sysco Corp	16,887	613
Ameren Corp	8,662	356	Tyson Foods Inc	216,564	9,605
Calpine Corp (a)	13,799	253
			Whole Foods Market Inc	1,855	68
CMS Energy Corp	11,677	400			$12,025
Consolidated Edison Inc	12,336	784
DTE Energy Co	7,554	608	Forest Products & Paper - 0.02%
Edison International	13,725	824	Domtar Corp	3,923	159
Entergy Corp	125,042	8,880	International Paper Co	1,293	62
Eversource Energy	11,310	562			$221
FirstEnergy Corp	17,799	604
Hawaiian Electric Industries Inc	6,614	198	Gas - 1.34%
NRG Energy Inc	11,928	268	AGL Resources Inc	5,027	242
OGE Energy Corp	7,079	211	Atmos Energy Corp	4,234	234
Pepco Holdings Inc	8,963	239	CenterPoint Energy Inc	220,903	4,272
Pinnacle West Capital Corp	160,398	9,898	National Fuel Gas Co	2,999	162
PPL Corp	272,144	8,657	NiSource Inc	13,288	232
Public Service Enterprise Group Inc	440,335	18,349	Sempra Energy	8,816	897
SCANA Corp	6,039	331	UGI Corp	229,301	8,379
Talen Energy Corp (a)	2,058	32			$14,418
TECO Energy Inc	8,323	184	Hand & Machine Tools - 1.42%
WEC Energy Group Inc	11,246	551	Kennametal Inc	4,881	155
Westar Energy Inc	4,680	176	Lincoln Electric Holdings Inc	381	23
Xcel Energy Inc	238,789	8,279	Regal Beloit Corp	2,613	181
		$61,307	Stanley Black & Decker Inc	141,005	14,875
Electrical Components & Equipment - 0.03%					$15,234
Energizer Holdings Inc	3,830	147	Healthcare - Products - 1.41%
Hubbell Inc	2,037	213	Boston Scientific Corp (a)	44,010	763
		$360	Cooper Cos Inc/The	945	167
Electronics - 0.63%			DENTSPLY International Inc	4,385	250
Agilent Technologies Inc	14,122	578	Hill-Rom Holdings Inc	284	16
Arrow Electronics Inc (a)	3,798	221	Patterson Cos Inc	2,401	120
			QIAGEN NV (a)	8,216	230
Avnet Inc	5,390	225
FLIR Systems Inc	3,185	98	St Jude Medical Inc	172,071	12,702
Garmin Ltd	4,204	176	Teleflex Inc	1,473	197
Gentex Corp/MI	9,051	146	Zimmer Biomet Holdings Inc	6,780	706
Jabil Circuit Inc	9,709	197			$15,151
Keysight Technologies Inc (a)	154,719	4,725	Healthcare - Services - 4.45%
PerkinElmer Inc	4,032	213	Brookdale Senior Living Inc (a)	5,127	170
Trimble Navigation Ltd (a)	9,751	225	Cigna Corp	113,659	16,374
		$6,804	Community Health Systems Inc (a)	5,023	294
			DaVita HealthCare Partners Inc (a)	5,331	421
Energy - Alternate Sources - 0.02%			Health Net Inc/CA (a)	201,714	13,487
First Solar Inc (a)	4,648	206
			Laboratory Corp of America Holdings (a)	2,854	363
			Mednax Inc (a)	93,436	7,908
Engineering & Construction - 1.06%			Quest Diagnostics Inc	6,095	450
AECOM (a)	168,226	5,187	Universal Health Services Inc	58,163	8,447
Chicago Bridge & Iron Co NV ADR	3,964	211			$47,914
Fluor Corp	6,055	283
Jacobs Engineering Group Inc (a)	5,080	214	Holding Companies - Diversified - 0.02%
KBR Inc	297,080	5,190	Leucadia National Corp	10,077	237
SBA Communications Corp (a)	2,638	318
		$11,403	Home Builders - 0.08%
Entertainment - 0.57%			DR Horton Inc	6,811	202
Dolby Laboratories Inc	3,066	108	Lennar Corp - A Shares	4,265	226
International Game Technology PLC	1,892	38	Lennar Corp - B Shares	378	17
SeaWorld Entertainment Inc	343,449	5,955	Pulte Group Inc	13,046	270
			Toll Brothers Inc (a)	4,623	180
		$6,101
					$895
Environmental Control - 0.05%
Republic Services Inc	8,656	368	Home Furnishings - 0.69%
Waste Connections Inc	4,392	220	Whirlpool Corp	41,474	7,371
		$588

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Housewares - 0.02%			Machinery - Diversified (continued)
Newell Rubbermaid Inc	5,376	$233	Manitowoc Co Inc/The	8,380	$148
Tupperware Brands Corp	171	10	Roper Technologies Inc	2,555	427
		$243	Xylem Inc/NY	89,272	3,083

Insurance - 7.52%					$13,280
Alleghany Corp (a)	664	323	Media - 0.59%
Allied World Assurance Co Holdings AG	3,913	165	Cable One Inc (a)	214	89
American Financial Group Inc/OH	2,828	195	Cablevision Systems Corp	6,138	173
American National Insurance Co	445	48	Discovery Communications Inc - A Shares (a)	897	30
AmTrust Financial Services Inc	2,230	155	Discovery Communications Inc - C Shares (a)	1,579	48
Arch Capital Group Ltd (a)	5,124	366	Gannett Co Inc	6,978	88
Arthur J Gallagher & Co	4,602	218	John Wiley & Sons Inc	2,849	151
Aspen Insurance Holdings Ltd	45,964	2,210	Liberty Media Corp - A Shares (a)	6,433	243
Assurant Inc	2,784	208	Liberty Media Corp - C Shares (a)	8,233	310
Assured Guaranty Ltd	9,289	227	Meredith Corp	89,858	4,306
Axis Capital Holdings Ltd	4,136	238	News Corp	13,608	201
Cincinnati Financial Corp	5,872	324	Nielsen NV	4,064	197
CNA Financial Corp	1,658	66	TEGNA Inc	9,321	272
Endurance Specialty Holdings Ltd	138,780	9,644	Tribune Media Co	5,018	253
Everest Re Group Ltd	79,837	14,619			$6,361
Genworth Financial Inc (a)	239,669	1,680
Hanover Insurance Group Inc/The	2,723	220	Metal Fabrication & Hardware - 0.02%
Hartford Financial Services Group Inc/The	194,011	9,226	Timken Co/The	4,783	160
HCC Insurance Holdings Inc	3,959	305
Lincoln National Corp	210,492	11,855	Mining - 0.14%
Loews Corp	11,094	423	Alcoa Inc	43,580	430
Markel Corp (a)	448	399	Freeport-McMoRan Inc	37,032	435
Mercury General Corp	1,665	94	Newmont Mining Corp	21,314	366
Old Republic International Corp	10,708	179	Royal Gold Inc	3,778	191
PartnerRe Ltd	1,978	269	Tahoe Resources Inc	8,615	70
Progressive Corp/The	24,200	738			$1,492
Reinsurance Group of America Inc	86,176	8,318
RenaissanceRe Holdings Ltd	1,887	202	Miscellaneous Manufacturing - 1.80%
StanCorp Financial Group Inc	2,599	296	Carlisle Cos Inc	1,802	182
			Colfax Corp (a)	4,067	155
Torchmark Corp	5,215	321
Unum Group	10,308	369	Crane Co	2,961	158
Validus Holdings Ltd	5,206	241	Donaldson Co Inc	838	28
Voya Financial Inc	191,451	8,989	Dover Corp	6,607	423
Willis Group Holdings PLC	153,925	7,156	Eaton Corp PLC	153,156	9,278
WR Berkley Corp	3,443	192	Ingersoll-Rand PLC	10,134	622
XL Group PLC	10,928	416	ITT Corp	5,493	209
		$80,894	Parker-Hannifin Corp	3,129	353
			Pentair PLC	6,408	390
Internet - 0.06%			SPX Corp	105,943	6,930
Symantec Corp	26,897	612	Textron Inc	8,849	387
			Trinity Industries Inc	9,535	279
Iron & Steel - 0.10%					$19,394
Nucor Corp	11,364	502	Office & Business Equipment - 0.06%
Reliance Steel & Aluminum Co	3,143	190	Pitney Bowes Inc	7,607	159
Steel Dynamics Inc	9,098	182	Xerox Corp	43,902	484
United States Steel Corp	8,970	175			$643
		$1,049
			Oil & Gas - 3.19%
Leisure Products & Services - 2.62%			Cheniere Energy Inc (a)	8,422	581
Brunswick Corp/DE	1,499	80	Chesapeake Energy Corp	20,785	180
Harley-Davidson Inc	3,804	222	Cimarex Energy Co	3,376	352
Norwegian Cruise Line Holdings Ltd (a)	167,781	10,472	Concho Resources Inc (a)	34,669	3,694
Royal Caribbean Cruises Ltd	193,870	17,419	Continental Resources Inc/OK (a)	3,540	118
		$28,193	CVR Energy Inc	655	25
Lodging - 0.03%			Denbury Resources Inc	21,953	86
MGM Resorts International (a)	14,804	290	Diamond Offshore Drilling Inc	3,956	87
			Diamondback Energy Inc	3,921	264
			Energen Corp	47,503	2,622
Machinery - Construction & Mining - 0.57%			Ensco PLC	9,870	164
Joy Global Inc	219,554	5,798	EP Energy Corp (a)	219,335	1,835
Oshkosh Corp	4,814	176	EQT Corp	5,433	418
Terex Corp	6,467	144	Helmerich & Payne Inc	3,414	197
		$6,118	Hess Corp	10,689	631
			HollyFrontier Corp	7,041	340
Machinery - Diversified - 1.23%			Kosmos Energy Ltd (a)	9,699	70
AGCO Corp	4,669	257	Laredo Petroleum Inc (a)	7,576	65
CNH Industrial NV	1,017,300	9,125
Flowserve Corp	4,418	208	Marathon Oil Corp	28,618	601
			Murphy Oil Corp	7,575	248
IDEX Corp	421	32	Murphy USA Inc (a)	2,616	143

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Newfield Exploration Co (a)	6,859	$225	Corporate Office Properties Trust	203,251	$4,702
Noble Corp PLC	14,893	178	Corrections Corp of America	7,203	253
Noble Energy Inc	18,193	641	DDR Corp	10,726	175
Patterson-UTI Energy Inc	9,033	149	Digital Realty Trust Inc	3,563	229
PBF Energy Inc	5,293	167	Douglas Emmett Inc	5,868	172
Pioneer Natural Resources Co	5,315	674	Duke Realty Corp	622,771	12,561
QEP Resources Inc	10,876	151	Empire State Realty Trust Inc	3,629	65
Range Resources Corp	6,718	264	Equity LifeStyle Properties Inc	165,990	9,607
Rowan Cos PLC	7,681	132	Essex Property Trust Inc	36,024	8,103
Seadrill Ltd	165,602	1,476	General Growth Properties Inc	23,274	632
SM Energy Co	91,155	3,379	HCP Inc	18,621	719
Southwestern Energy Co (a)	13,753	256	Health Care REIT Inc	7,764	539
Tesoro Corp	140,010	13,629	Healthcare Trust of America Inc	6,952	175
Whiting Petroleum Corp (a)	8,600	176	Home Properties Inc	2,332	172
WPX Energy Inc (a)	12,594	110	Hospitality Properties Trust	6,036	165
		$34,328	Host Hotels & Resorts Inc	544,653	10,555
			Kilroy Realty Corp	3,533	250
Oil & Gas Services - 1.19%			Kimco Realty Corp	16,669	412
Cameron International Corp (a)	214,124	10,805
Dril-Quip Inc (a)	2,399	140	Liberty Property Trust	6,007	204
FMC Technologies Inc (a)	4,959	162	Macerich Co/The	5,641	447
			MFA Financial Inc	22,807	172
Frank's International NV	2,212	36	Mid-America Apartment Communities Inc	3,026	243
National Oilwell Varco Inc	16,443	693	National Retail Properties Inc	5,388	200
NOW Inc (a)	6,599	115
			NorthStar Realty Finance Corp	12,303	197
Oceaneering International Inc	5,014	201	Omega Healthcare Investors Inc	5,350	194
Superior Energy Services Inc	9,262	157	Outfront Media Inc	8,459	213
Targa Resources Corp	1,766	156	Piedmont Office Realty Trust Inc	9,505	173
Weatherford International PLC (a)	27,672	295
			Post Properties Inc	71,947	4,097
		$12,760	Prologis Inc	21,157	859
Packaging & Containers - 0.54%			Realty Income Corp	9,387	453
Crown Holdings Inc (a)	4,798	247	Regency Centers Corp	87,266	5,582
Graphic Packaging Holding Co	8,564	129	Retail Properties of America Inc	14,596	213
Owens-Illinois Inc (a)	9,303	199	Senior Housing Properties Trust	14,473	250
Sonoco Products Co	6,276	259	SL Green Realty Corp	4,017	463
WestRock Co	78,734	4,965	Spirit Realty Capital Inc	15,632	159
		$5,799	Starwood Property Trust Inc	9,563	208
			Taubman Centers Inc	2,392	179
Pharmaceuticals - 4.35%			UDR Inc	187,467	6,338
Cardinal Health Inc	299,586	25,459	Ventas Inc	15,078	1,011
Endo International PLC (a)	4,073	356	VEREIT Inc	32,364	283
Herbalife Ltd (a)	688	35	Vornado Realty Trust	7,595	741
Hospira Inc (a)	2,340	209	Weingarten Realty Investors	4,984	175
Mallinckrodt PLC (a)	45,369	5,624	Weyerhaeuser Co	19,151	588
Omnicare Inc	147,498	14,285	WP Carey Inc	4,249	260
Perrigo Co PLC	4,244	816	WP GLIMCHER Inc	11,400	154
Quintiles Transnational Holdings Inc (a)	257	20			$89,443
VCA Inc (a)	299	18
		$46,822	Retail - 5.07%
			Best Buy Co Inc	12,436	402
Pipelines - 0.05%			Big Lots Inc	55,000	2,375
Columbia Pipeline Group Inc	11,333	331	Cabela's Inc (a)	2,814	125
ONEOK Inc	4,114	155	Coach Inc	9,754	304
		$486	CST Brands Inc	860	33
Real Estate - 1.28%			Darden Restaurants Inc	116,136	8,566
Forest City Enterprises Inc (a)	7,758	181	Dick's Sporting Goods Inc	1,761	90
Jones Lang LaSalle Inc	75,324	13,411	Dillard's Inc	1,293	132
Realogy Holdings Corp (a)	3,317	151	DSW Inc	4,241	138
		$13,743	Foot Locker Inc	207,600	14,646
			GameStop Corp	4,330	199
REITS - 8.31%			Kohl's Corp	8,300	509
Alexandria Real Estate Equities Inc	2,920	271	L Brands Inc	163,970	13,236
American Campus Communities Inc	4,521	169	Liberty Interactive Corp QVC Group (a)	11,132	323
American Capital Agency Corp	12,494	241	Macy's Inc	173,946	12,012
Annaly Capital Management Inc	38,422	382	Nu Skin Enterprises Inc	2,854	113
Apartment Investment & Management Co	188,518	7,367	Office Depot Inc (a)	27,746	222
Apple Hospitality REIT Inc	11,461	208	Penske Automotive Group Inc	1,639	88
AvalonBay Communities Inc	5,349	922	PVH Corp	3,389	393
Boston Properties Inc	820	101	Staples Inc	26,256	386
Brixmor Property Group Inc	216,352	5,294	Tiffany & Co	1,710	164
Camden Property Trust	3,518	280	World Fuel Services Corp	3,640	148
CBL & Associates Properties Inc	10,281	168			$54,604
Chimera Investment Corp	12,659	180
Columbia Property Trust Inc	6,758	163	Savings & Loans - 2.45%
Communications Sales & Leasing Inc	7,423	155	First Niagara Financial Group Inc	656,678	6,376

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)	INVESTMENT COMPANIES (continued)	Shares Held	Value (000	's)

Savings & Loans (continued)	Publicly Traded Investment Fund (continued)
Hudson City Bancorp Inc	18,797	$194	Goldman Sachs Financial Square Funds -	13,575,478	$13,575
New York Community Bancorp Inc	560,731	10,671	Government Fund
People's United Financial Inc	560,866	9,125	$46,843
$26,366	TOTAL INVESTMENT COMPANIES	$46,843

Semiconductors - 0.91%	Total Investments	$1,072,878
Altera Corp	7,400	368	Other Assets in Excess of Liabilities, Net - 0.29%	$3,155
Analog Devices Inc	1,639	96	TOTAL NET ASSETS - 100.00%	$1,076,033
Applied Materials Inc	20,078	349
Lam Research Corp	2,788	214
Marvell Technology Group Ltd	17,961	223	(a)	Non-Income Producing Security
Maxim Integrated Products Inc	7,374	251	(b)	Security is Illiquid. At the end of the period, the value of these securities
Microchip Technology Inc	168,683	7,226	totaled $330 or 0.03% of net assets.
NVIDIA Corp	21,475	428	(c)	Fair value of these investments is determined in good faith by the Manager
ON Semiconductor Corp (a)	2,115	23	under procedures established and periodically reviewed by the Board of
Teradyne Inc	13,205	254	Directors. At the end of the period, the fair value of these securities totaled
Xilinx Inc	7,952	332	$0 or 0.00% of net assets.
$9,764

Software - 0.84%
Activision Blizzard Inc	20,060	517	Portfolio Summary (unaudited)
ANSYS Inc (a)	2,908	274	Sector	Percent
CA Inc	73,073	2,129	Financial	30.15%
Dun & Bradstreet Corp/The	1,561	195	Consumer, Non-cyclical	16.00%
Electronic Arts Inc (a)	72,471	5,185	Industrial	14.44%
Fidelity National Information Services Inc	6,419	420	Consumer, Cyclical	13.43%
Nuance Communications Inc (a)	9,960	181	Utilities	7.09%
Paychex Inc	2,556	119	Technology	5.18%
SS&C Technologies Holdings Inc	474	32	Energy	4.47%
$9,052	Exchange Traded Funds	4.35%
Basic Materials	3.71%
Telecommunications - 0.22%	Communications	0.87%
ARRIS Group Inc (a)	6,975	216	Diversified	0.02%
CenturyLink Inc	22,598	646	Other Assets in Excess of Liabilities, Net	0.29%
CommScope Holding Co Inc (a)	3,610	113	TOTAL NET ASSETS	100.00%
EchoStar Corp (a)	2,713	126
Frontier Communications Corp	35,632	168
Juniper Networks Inc	12,988	369
Level 3 Communications Inc (a)	10,213	516
Telephone & Data Systems Inc	5,785	170
$2,324

Textiles - 0.02%
Mohawk Industries Inc (a)	1,132	228

Toys, Games & Hobbies - 0.04%
Hasbro Inc	1,290	102
Mattel Inc	13,882	322
$424

Transportation - 0.95%
Genesee & Wyoming Inc (a)	1,993	142
Golar LNG Ltd	216,979	9,345
Kansas City Southern	3,942	391
Kirby Corp (a)	1,985	144
Ryder System Inc	1,887	171
Teekay Corp	1,757	63
$10,256

Water - 0.05%
American Water Works Co Inc	7,592	394
Aqua America Inc	6,300	160
$554
TOTAL COMMON STOCKS	$1,026,035
INVESTMENT COMPANIES - 4.35%	Shares Held Value (000's)

Publicly Traded Investment Fund - 4.35%
BlackRock Liquidity Funds FedFund Portfolio	2,912,814	2,913
Cash Account Trust - Government & Agency	619,107	619
Portfolio - Government Cash Managed
First American Government Obligations Fund	29,736,042	29,736

See accompanying notes

		Schedule of Investments
MidCap Value Fund III
July 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2015	Long	330	$50,154	$49,477	$(677)
Total					$(677)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 4.94%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 4.94%
BlackRock Liquidity Funds TempFund	12,390,000	$12,390	Other Asset Backed Securities (continued)
Portfolio			MMAF Equipment Finance LLC 2015-A
Deutsche Money Market Series	13,780,000	13,780	0.39%, 06/03/2016(a),(b)	$5,714	$5,715
Morgan Stanley Institutional Liquidity Funds -	4,900,000	4,900			$14,407
Government Portfolio			TOTAL BONDS		$102,558
STIT - Liquid Assets Portfolio	18,000,000	18,000		Principal
		$49,070	MUNICIPAL BONDS - 5.64%	Amount (000's) Value (000's)

TOTAL INVESTMENT COMPANIES		$49,070	California - 0.82%
	Principal		Kern Water Bank Authority (credit support
BONDS - 10.33%	Amount (000's)	Value (000's)	from Wells Fargo)
Automobile Asset Backed Securities - 3.13%			0.18%, 08/07/2015(d)	$4,367	$4,367
ARI Fleet Lease Trust 2015-A			San Francisco City & County Redevelopment
0.40%, 04/15/2016(a)	$2,624	$2,624	Agency (credit support from Fannie Mae)
CarMax Auto Owner Trust 2015-1			0.10%, 08/07/2015(d)	3,800	3,800
0.24%, 03/15/2016(b)	1,263	1,263			$8,167
Chrysler Capital Auto Receivables Trust 2015-
A
0.37%, 04/15/2016(a),(b)	2,896	2,896	Colorado - 1.49%
			City of Colorado Springs CO Utilities System
Drive Auto Receivables Trust 2015-B			Revenue (credit support from Bank of New
0.46%, 06/15/2016 (a),(b)	2,628	2,628	York Mellon)
			0.18%, 08/07/2015(d)	6,100	6,100
Enterprise Fleet Financing LLC
0.48%, 07/20/2016(a),(b)	6,500	6,500	Colorado Housing & Finance
			Authority (credit support from Federal Home
GM Financial Automobile Leasing Trust			Loan Bank)
2015-1			0.12%, 08/07/2015(b),(d)	7,510	7,510
0.38%, 03/21/2016(b)	1,252	1,252
			County of Kit Carson CO (credit support from
Huntington Auto Trust 2015-1			Wells Fargo)
0.35%, 06/15/2016	4,989	4,989	0.07%, 08/07/2015(d)	1,080	1,080
Hyundai Auto Receivables Trust 2015-A
0.24%, 01/15/2016(b)	76	76			$14,690
Mercedes Benz Auto Lease Trust 2015-A			Illinois - 1.25%
0.24%, 01/15/2016(b)	708	708	Memorial Health System/IL (credit support
Santander Drive Auto Receivables Trust 2015-			from JP Morgan Chase & Co)
2			0.07%, 08/07/2015(d)	12,405	12,405
0.45%, 05/16/2016(b)	2,866	2,866
SunTrust Auto Receivables Trust 2015-1
0.40%, 06/15/2016(a),(b)	4,961	4,961	Iowa - 0.22%
Volkswagen Auto Lease Trust 2015-A			Iowa Finance Authority (credit support from
0.25%, 03/21/2016(b)	368	368	GNMA/FNMA/FHLMC)
			0.13%, 08/07/2015(d)	2,200	2,200
		$31,131

Banks - 0.73%			Maryland - 0.66%
Wells Fargo Bank NA
0.46%, 08/19/2016(b)	7,200	7,200	City of Baltimore MD (credit support from
			State Street Bank & Trust)
			0.12%, 08/07/2015(d)	6,555	6,555
Diversified Financial Services - 2.45%
Corporate Finance Managers Inc
0.18%, 08/07/2015(b)	9,300	9,300	Minnesota - 0.47%

MetLife Inc			City of St Paul MN (credit support from
0.34%, 08/17/2015(b),(c)	15,000	15,000	Wells Fargo)
			0.18%, 08/07/2015(d)	4,700	4,700
		$24,300

Healthcare - Services - 0.96%			New Mexico - 0.35%
Portland Clinic LLP/The
0.13%, 08/07/2015(b)	9,520	9,520	City of Las Cruces NM (credit support from
			Wells Fargo)
			0.18%, 08/07/2015(d)	3,500	3,500
Insurance - 1.61%
New York Life Global Funding Company			Oklahoma - 0.36%
0.28%, 07/22/2016(b),(c)	16,000	16,000
			Oklahoma University Hospital (credit support
			from Bank of America)
Other Asset Backed Securities - 1.45%			0.15%, 08/07/2015(d)	3,600	3,600
CIT Equipment Collateral 2014-VT1
0.30%, 12/21/2015(a),(b)	1,451	1,451
			Washington - 0.02%
GE Equipment Transportation LLC Series
2015-1			Washington State Housing Finance
0.25%, 03/23/2016(b)	2,089	2,089	Commission (credit support from Fannie
			Mae)
GreatAmerica Leasing Receivables			0.15%, 08/07/2015(d)	215	215
0.40%, 03/21/2016(a),(b)	1,134	1,134
John Deere Owner Trust 2015			TOTAL MUNICIPAL BONDS		$56,032
0.27%, 04/01/2016(b)	2,633	2,633
Kubota Credit Owner Trust 2015-1
0.27%, 02/16/2016(a),(b)	1,385	1,385

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2015 (unaudited)

	Principal			Principal
COMMERCIAL PAPER - 69.40%	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Agriculture - 1.50%			Commercial Services - 3.63%
Philip Morris International Inc			Catholic Health Initiatives
0.15%, 08/24/2015(a)	$8,000	$7,999	0.20%, 08/20/2015	$7,000	$6,999
0.15%, 08/26/2015(a)	6,900	6,900	0.20%, 08/26/2015	8,000	7,999
		$14,899	0.22%, 09/17/2015	8,100	8,098
			Salvation Army/United States
Automobile Manufacturers - 0.79%			0.18%, 09/16/2015	6,000	5,999
Toyota Credit Canada Inc (credit support			0.20%, 09/17/2015	7,000	6,998
from Toyota Financial Services)					$36,093
0.25%, 10/30/2015(d)	7,800	7,795
			Computers - 1.66%
			EMC Corp/MA
Banks - 23.92%			0.15%, 08/06/2015(a)	7,000	7,000
Bank of Nova Scotia/The			0.16%, 09/14/2015(a)	6,800	6,799
0.25%, 09/21/2015(a),(e)	7,000	6,998
			0.18%, 10/02/2015(a)	2,700	2,699
Bank of Tokyo-Mitsubishi UFJ Ltd/New York
NY					$16,498
0.25%, 09/15/2015	7,300	7,298	Diversified Financial Services - 20.49%
BNP Paribas SA/New York NY			American Express Credit Corp
0.10%, 08/07/2015	7,800	7,800	0.20%, 08/03/2015	7,000	7,000
0.20%, 09/04/2015	7,000	6,999	0.34%, 09/03/2015	7,000	6,998
0.24%, 08/18/2015	7,800	7,799	Anglesea Funding LLC
CAFCO LLC			0.16%, 08/03/2015(a)	6,800	6,800
0.17%, 08/25/2015(a)	7,000	6,999	AXA Financial Inc (credit support from AXA
Credit Suisse/New York NY			SA)
0.23%, 09/02/2015	6,900	6,899	0.25%, 09/17/2015(a),(d)	4,100	4,099
0.30%, 11/16/2015	7,900	7,893	Collateralized Commercial Paper Co LLC
0.32%, 11/30/2015	7,000	6,992	0.15%, 08/03/2015	3,000	3,000
DBS Bank Ltd			Collateralized Commercial Paper II Co LLC
0.15%, 08/18/2015(a),(e)	7,800	7,799	0.25%, 09/02/2015(a)	2,700	2,699
0.30%, 11/17/2015(a),(e)	7,100	7,094	CRC Funding LLC
Manhattan Asset Funding Co LLC			0.20%, 09/21/2015(a)	3,000	2,999
0.17%, 09/03/2015	7,800	7,799	DCAT LLC
0.19%, 08/31/2015	7,000	6,999	0.26%, 08/05/2015	6,800	6,800
0.19%, 09/16/2015	8,000	7,998	0.26%, 08/07/2015	7,700	7,700
Mitsubishi UFJ Trust & Banking Corp/NY			0.27%, 08/06/2015	8,000	8,000
0.26%, 09/24/2015(a)	3,000	2,999	Fairway Finance LLC
0.29%, 10/26/2015(a)	6,900	6,895	0.15%, 08/10/2015(a)	7,000	7,000
Mizuho Bank Ltd/NY			0.23%, 10/16/2015(a)	8,000	7,996
0.27%, 09/21/2015(a)	8,000	7,997	Gotham Funding Corp
0.27%, 10/01/2015(a)	8,000	7,996	0.17%, 09/01/2015(a)	7,000	6,999
0.28%, 09/23/2015(a)	7,000	6,997	0.18%, 08/03/2015(a)	8,000	8,000
Oversea-Chinese Banking Corp Ltd			0.18%, 09/09/2015(a)	7,000	6,999
0.18%, 08/05/2015(e)	8,000	8,000	ING US Funding LLC (credit support from
Sheffield Receivables Co LLC			ING Bank)
0.19%, 08/14/2015(a)	7,000	6,999	0.26%, 08/06/2015(d)	6,500	6,500
0.20%, 08/24/2015(a)	8,000	7,999	0.27%, 09/01/2015(d)	7,000	6,998
0.21%, 08/04/2015(a)	8,000	8,000	0.32%, 10/09/2015(d)	7,900	7,895
Skandinaviska Enskilda Banken AB			0.32%, 10/22/2015(d)	3,000	2,998
0.21%, 08/17/2015(a),(e)	7,000	6,999	Intercontinental Exchange Inc
0.25%, 10/15/2015(a),(e)	7,000	6,996	0.15%, 08/13/2015(a)	7,800	7,799
0.26%, 08/07/2015(a),(e)	4,000	4,000	0.16%, 08/12/2015(a)	6,900	6,900
Societe Generale SA			0.18%, 08/28/2015(a)	6,000	5,999
0.20%, 08/03/2015(a),(e)	2,400	2,400	JP Morgan Securities LLC
0.22%, 08/04/2015(a),(e)	8,000	8,000	0.30%, 08/19/2015	7,000	6,999
Standard Chartered Bank/New York			Jupiter Securitization Co LLC
0.26%, 09/25/2015(a)	8,000	7,997	0.42%, 01/13/2016(a)	7,000	6,986
0.34%, 11/23/2015(a)	8,000	7,991	Liberty Street Funding LLC
Sumitomo Mitsui Banking Corp			0.18%, 08/24/2015(a)	3,000	3,000
0.25%, 08/27/2015(a),(e)	7,000	6,999	0.24%, 10/13/2015(a)	3,500	3,498
0.27%, 09/24/2015(a),(e)	4,000	3,998	0.25%, 10/20/2015(a)	7,600	7,596
0.27%, 10/02/2015(a),(e)	5,000	4,998	0.25%, 10/22/2015(a)	6,500	6,496
0.31%, 11/09/2015(a),(e)	8,000	7,993	Nieuw Amsterdam Receivables Corp
United Overseas Bank Ltd			0.15%, 08/20/2015(a)	7,800	7,799
0.30%, 11/16/2015(a),(e)	2,000	1,998	0.18%, 08/18/2015(a)	7,500	7,499
		$237,617	0.19%, 08/11/2015(a)	4,000	4,000
			0.24%, 09/10/2015(a)	3,500	3,499
Chemicals - 1.50%			Regency Markets No. 1 LLC
EI du Pont de Nemours & Co			0.17%, 08/25/2015(a)	8,000	7,999
0.13%, 08/13/2015(a)	8,000	7,999
0.13%, 08/14/2015(a)	6,900	6,900			$203,549
		$14,899	Electric - 4.46%
			GDF Suez
			0.17%, 08/03/2015(a)	6,000	6,000

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2015 (unaudited)

	Principal			Maturity
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		REPURCHASE AGREEMENTS - 6.64%	Amount (000's)	Value (000's)

Electric (continued)			Banks - 6.64%
GDF Suez (continued)			Credit Suisse Repurchase Agreement; 0.15%	$35,000	$35,000
0.18%, 08/12/2015(a)	$7,550	$7,550	dated 07/31/2015 maturing 08/03/2015
0.18%, 09/08/2015(a)	8,000	7,998	(collateralized by US Government
0.23%, 09/28/2015(a)	2,300	2,299	Securities; $35,700,000; 0.00%; dated
Oglethorpe Power Corp			02/15/26-02/15/38)
0.18%, 08/25/2015(a)	6,500	6,499	Merrill Lynch Repurchase Agreement; 0.13%	31,000	31,000
0.20%, 09/08/2015(a)	8,000	7,998	dated 07/31/2015 maturing 08/03/2015
Southern Co Funding Corp			(collateralized by US Government
0.23%, 08/11/2015(a)	6,000	6,000	Security; $31,620,000; 0.00%; dated
		$44,344	01/22/16)
					$66,000
Healthcare - Products - 2.36%			TOTAL REPURCHASE AGREEMENTS		$66,000
Danaher Corp
0.17%, 08/10/2015(a)	7,600	7,600	Total Investments		$992,634
0.20%, 08/31/2015(a)	8,000	7,999	Other Assets in Excess of Liabilities, Net - 0.07%		$714
0.20%, 09/01/2015(a)	7,800	7,798	TOTAL NET ASSETS - 100.00%		$993,348
		$23,397

Insurance - 2.01%			(a)	Security exempt from registration under Rule 144A of the Securities Act of
Prudential Funding LLC (credit support from			1933. These securities may be resold in transactions exempt from
Prudential Financial Inc)			registration, normally to qualified institutional buyers. At the end of the
0.08%, 08/04/2015(d)	8,000	8,000	period, the value of these securities totaled $513,416 or 51.69% of net
Prudential PLC			assets.
0.21%, 08/21/2015(a)	6,000	5,999	(b)	Variable Rate. Rate shown is in effect at July 31, 2015.
0.23%, 10/19/2015(a)	6,000	5,997	(c)	Security is Illiquid. At the end of the period, the value of these securities
		$19,996	totaled $31,000 or 3.12% of net assets.
			(d)	Credit support indicates investments that benefit from credit enhancement
Investment Companies - 1.46%			or liquidity support provided by a third party bank, institution, or
Alpine Securitization Corp			government agency.
0.23%, 08/10/2015(a)	7,000	7,000
0.23%, 08/14/2015(a)	7,500	7,499	(e)	Security issued by foreign bank and denominated in USD.
		$14,499

Miscellaneous Manufacturing - 1.31%			Portfolio Summary (unaudited)
Illinois Tool Works Inc			Sector		Percent
0.07%, 08/03/2015(a)	8,000	8,000
0.10%, 08/07/2015(a)	5,000	5,000	Financial		63.25%
			Consumer, Non-cyclical		8.45%
		$13,000	Insured		5.64%
Pipelines - 0.30%			Exchange Traded Funds		4.94%
Questar Corp			Asset Backed Securities		4.58%
0.11%, 08/12/2015(a)	3,000	3,000	Utilities		4.46%
			Communications		2.04%
			Consumer, Cyclical		1.80%
REITS - 0.96%			Technology		1.66%
Simon Property Group LP			Basic Materials		1.50%
0.17%, 08/05/2015(a)	6,000	6,000
0.18%, 09/14/2015(a)	3,500	3,499	Industrial		1.31%
			Energy		0.30%
		$9,499	Other Assets in Excess of Liabilities, Net		0.07%
Retail - 1.01%			TOTAL NET ASSETS		100.00%
Army and Air Force Exchange Service
0.09%, 08/03/2015(a)	10,000	10,000

Telecommunications - 2.04%
Telstra Corp Ltd
0.24%, 10/15/2015(a)	6,800	6,796
0.25%, 10/19/2015(a)	8,000	7,996
0.25%, 10/20/2015(a)	5,500	5,497
		$20,289
TOTAL COMMERCIAL PAPER		$689,374
	Principal
CERTIFICATE OF DEPOSIT - 2.98%	Amount (000's) Value (000's)

Banks - 2.98%
Bank of America NA
0.22%, 08/17/2015	7,800	7,800
0.23%, 09/18/2015	8,000	8,000
0.28%, 11/12/2015	8,000	8,000
Bank of Nova Scotia/Houston
0.44%, 08/10/2016(b),(e)	5,800	5,800
		$29,600
TOTAL CERTIFICATE OF DEPOSIT		$29,600

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 93.92%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.94%			Banks (continued)
Airbus Group SE	265,200	$18,825	Chiba Bank Ltd/The	52,000	$414
BAE Systems PLC	172,189	1,289	Chugoku Bank Ltd/The	12,100	189
Embraer SA ADR	594,200	16,549	Credit Agricole SA	39,140	616
Meggitt PLC	59,954	435	Credit Suisse Group AG (a)	1,194,823	35,249
Rolls-Royce Holdings PLC (a)	1,462,889	18,104	Danske Bank A/S	972,576	30,407
		$55,202	DBS Group Holdings Ltd	45,700	673
			Deutsche Bank AG	65,413	2,298
Agriculture - 4.52%			DNB ASA	57,248	933
British American Tobacco PLC	763,244	45,318	Erste Group Bank AG (a)	656,376	19,751
Imperial Tobacco Group PLC	852,575	44,740	Fukuoka Financial Group Inc	58,000	298
Japan Tobacco Inc	57,800	2,244	Gunma Bank Ltd/The	28,000	208
KT&G Corp	274,191	25,832	Hachijuni Bank Ltd/The	30,000	233
Philip Morris International Inc	123,000	10,520	Hang Seng Bank Ltd	41,200	844
		$128,654	Hiroshima Bank Ltd/The	37,000	217
Airlines - 0.95%			Hokuhoku Financial Group Inc	93,000	220
Deutsche Lufthansa AG (a)	8,688	118	HSBC Holdings PLC	3,624,566	32,641
International Consolidated Airlines Group SA	2,237,204	18,632	HSBC Holdings PLC	1,129,796	10,205
(a)			ING Groep NV	2,523,937	42,925
Japan Airlines Co Ltd	8,900	336	Iyo Bank Ltd/The	18,700	238
Ryanair Holdings PLC ADR	107,200	7,945	Joyo Bank Ltd/The	46,000	272
		$27,031	KBC Groep NV	162,167	11,308
			Lloyds Banking Group PLC	21,782,230	28,365
Apparel - 0.01%			Mediobanca SpA	42,161	459
Yue Yuen Industrial Holdings Ltd	57,000	185	Mitsubishi UFJ Financial Group Inc	697,600	5,076
			Mizuho Financial Group Inc	1,272,400	2,774
Automobile Manufacturers - 2.91%			National Australia Bank Ltd	124,174	3,151
Bayerische Motoren Werke AG	10,239	1,027	Natixis SA	71,408	524
Daihatsu Motor Co Ltd	14,800	210	Nordea Bank AB	178,554	2,223
Daimler AG	359,099	32,124	Oversea-Chinese Banking Corp Ltd	104,800	786
Hino Motors Ltd	6,700	87	Resona Holdings Inc	120,200	661
			Royal Bank of Scotland Group PLC (a)	120,777	644
Honda Motor Co Ltd	77,300	2,597
Hyundai Motor Co	96,754	12,325	Shizuoka Bank Ltd/The	41,000	463
Mitsubishi Motors Corp	48,000	408	Skandinaviska Enskilda Banken AB	88,821	1,069
Nissan Motor Co Ltd	135,200	1,286	Societe Generale SA	34,381	1,688
Peugeot SA (a)	21,120	422	Standard Chartered PLC	117,272	1,793
Renault SA	6,728	619	Sumitomo Mitsui Financial Group Inc	546,200	24,631
Toyota Motor Corp	469,000	31,231	Sumitomo Mitsui Trust Holdings Inc	157,070	730
Volkswagen AG	1,729	350	Svenska Handelsbanken AB	71,210	1,090
			Swedbank AB	43,054	1,008
		$82,686	UBS Group AG (a)	1,733,341	39,851
Automobile Parts & Equipment - 0.51%			UniCredit SpA	113,090	750
Aisin Seiki Co Ltd	14,500	588	United Overseas Bank Ltd	1,332,400	21,570
Bridgestone Corp	35,400	1,334	Westpac Banking Corp	118,567	3,015
Cie Generale des Etablissements Michelin	4,942	484	Yamaguchi Financial Group Inc	15,000	200
Denso Corp	26,400	1,309			$493,728
GKN PLC	123,744	615
Hankook Tire Co Ltd	244,479	8,488	Beverages - 0.04%
NHK Spring Co Ltd	11,800	125	Carlsberg A/S	2,812	245
			Coca-Cola Amatil Ltd	21,504	146
Nokian Renkaat OYJ	8,519	256	Coca-Cola HBC AG (a)	5,268	110
Stanley Electric Co Ltd	6,900	147
Sumitomo Electric Industries Ltd	37,400	558	Kirin Holdings Co Ltd	43,400	667
Sumitomo Rubber Industries Ltd	13,100	197			$1,168
Toyoda Gosei Co Ltd	4,800	106	Building Materials - 1.03%
Yokohama Rubber Co Ltd/The	7,500	148	Asahi Glass Co Ltd	46,000	269
		$14,355	Cie de Saint-Gobain	11,357	538
Banks - 17.35%			CRH PLC	904,692	26,906
Aozora Bank Ltd	88,000	338	CRH PLC	38,709	1,145
Australia & New Zealand Banking Group Ltd	161,705	3,856	Fletcher Building Ltd	25,831	135
Banco Bilbao Vizcaya Argentaria SA	105,122	1,066	Imerys SA	2,563	193
Banco de Sabadell SA	5,558,300	12,663			$29,186
Banco Popolare SC (a)	27,275	472	Chemicals - 3.99%
Banco Santander SA	3,765,483	26,038	Akzo Nobel NV	627,999	44,937
Bangkok Bank PCL	1,624,900	7,645	Asahi Kasei Corp	62,000	471
Bank Hapoalim BM	79,583	442	BASF SE	49,550	4,282
Bank Leumi Le-Israel BM (a)	52,565	229	Clariant AG (a)	666,230	13,290
Bank of Kyoto Ltd/The	26,000	307	Evonik Industries AG	6,843	274
Bank of Queensland Ltd	28,272	284	Givaudan SA (a)	3,203	5,958
Bank of Yokohama Ltd/The	84,000	534	Hitachi Chemical Co Ltd	7,700	136
Barclays PLC	12,813,410	57,784	Incitec Pivot Ltd	127,504	337
Bendigo & Adelaide Bank Ltd	33,961	326	Israel Chemicals Ltd	38,193	264
BNP Paribas SA	479,499	31,190	K+S AG	14,375	590
BOC Hong Kong Holdings Ltd	201,300	811	Kaneka Corp	20,000	144
CaixaBank SA	3,828,066	17,083

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Electric (continued)
Koninklijke DSM NV	8,481	$484	Tokyo Electric Power Co Inc (a)	108,900	$781
Kuraray Co Ltd	9,000	106			$78,705
Linde AG	136,344	25,733
Mitsubishi Chemical Holdings Corp	35,400	231	Electrical Components & Equipment - 2.57%
Mitsubishi Gas Chemical Co Inc	29,000	161	Legrand SA	451,008	27,745
Shin-Etsu Chemical Co Ltd	264,400	15,811	Mabuchi Motor Co Ltd	270,700	16,197
Yara International ASA	8,765	436	Schneider Electric SE	416,806	29,076
		$113,645			$73,018

Commercial Services - 1.57%			Electronics - 0.74%
Abertis Infraestructuras SA	17,708	290	Ibiden Co Ltd	8,900	147
Adecco SA (a)	9,228	770	Japan Display Inc	27,000	84
Atlantia SpA	10,854	290	Koninklijke Philips NV	715,713	19,944
Dai Nippon Printing Co Ltd	43,000	477	Kyocera Corp	11,400	587
RELX NV	2,544,423	42,347	NEC Corp	68,000	217
Toppan Printing Co Ltd	40,000	348	Nippon Electric Glass Co Ltd	29,000	141
		$44,522			$21,120

Computers - 0.00%			Engineering & Construction - 1.11%
Computershare Ltd	12,428	112	ACS Actividades de Construccion y Servicios	7,258	244
			SA
			Balfour Beatty PLC	3,110,376	11,433
Cosmetics & Personal Care - 0.39%			Boskalis Westminster NV	6,629	324
Svenska Cellulosa AB SCA	20,492	583	CIMIC Group Ltd	7,579	131
Unilever NV - CVA	235,440	10,547	Ferrovial SA	23,908	581
		$11,130	JGC Corp	520,000	8,881
			Skanska AB	28,618	603
Distribution & Wholesale - 1.33%			Taisei Corp	26,000	153
ITOCHU Corp	84,300	1,032	Tecnicas Reunidas SA	148,774	7,575
Jardine Cycle & Carriage Ltd	719,900	15,505
Li & Fung Ltd	284,000	220	Vinci SA	25,763	1,651
Marubeni Corp	80,600	448	WorleyParsons Ltd	15,599	105
Mitsubishi Corp	73,300	1,582			$31,681
Mitsui & Co Ltd	91,000	1,181	Entertainment - 0.01%
Rexel SA	21,990	346	Tabcorp Holdings Ltd	63,904	226
Sumitomo Corp	1,510,000	17,142	Tatts Group Ltd	54,291	158
Toyota Tsusho Corp	15,900	403			$384
		$37,859
			Environmental Control - 0.00%
Diversified Financial Services - 1.63%			Kurita Water Industries Ltd	4,000	87
ASX Ltd	5,088	165
Daiwa Securities Group Inc	90,000	699
Deutsche Boerse AG	300,426	27,291	Food - 2.67%
			Aryzta AG (a)	311,161	15,788
Julius Baer Group Ltd (a)	5,883	326
Mitsubishi UFJ Lease & Finance Co Ltd	36,800	197	Casino Guichard Perrachon SA	90,726	6,733
			Charoen Pokphand Foods PCL (b)	22,336,500	13,252
Nomura Holdings Inc	172,300	1,234
ORIX Corp	72,600	1,084	Dairy Crest Group PLC	1,614,597	14,547
Shinhan Financial Group Co Ltd	431,777	15,452	Delhaize Group	7,823	708
		$46,448	First Pacific Co Ltd/Hong Kong	182,000	146
			ICA Gruppen AB	3,777	138
Electric - 2.77%			J Sainsbury PLC	100,931	417
AGL Energy Ltd	50,699	617	METRO AG	12,172	383
AusNet Services	127,812	130	Nestle SA	86,364	6,533
Chubu Electric Power Co Inc	33,700	572	NH Foods Ltd	5,000	122
Chugoku Electric Power Co Inc/The	22,200	332	Nisshin Seifun Group Inc	15,860	227
CLP Holdings Ltd	102,500	870	Orkla ASA	1,879,185	14,977
E.ON SE	95,061	1,255	Tesco PLC	385,350	1,296
EDP - Energias de Portugal SA	176,185	652	WH Group Ltd (a),(c)	286,000	183
Electric Power Development Co Ltd	10,700	370	Wilmar International Ltd	144,200	336
Electricite de France SA	18,159	432	Yamazaki Baking Co Ltd	5,000	80
Endesa SA	15,506	326			$75,866
Enel Green Power SpA	131,789	274
Enel SpA	383,498	1,802	Forest Products & Paper - 1.19%
Engie	1,642,397	31,497	DS Smith PLC	5,301,918	33,117
Hokuriku Electric Power Co	12,500	192	Oji Holdings Corp	61,000	267
Iberdrola SA	300,464	2,119	UPM-Kymmene OYJ	28,653	529
Meridian Energy Ltd	93,692	139			$33,913
Mighty River Power Ltd	52,242	95	Gas - 0.93%
Origin Energy Ltd	41,545	344	Centrica PLC	236,257	983
Power Assets Holdings Ltd	66,000	622	Enagas SA	16,136	453
Red Electrica Corp SA	8,148	651	Gas Natural SDG SA	26,375	572
RWE AG	26,455	551	National Grid PLC	1,707,314	22,722
SSE PLC	1,397,598	33,056	Osaka Gas Co Ltd	140,000	560
Terna Rete Elettrica Nazionale SpA	113,527	529	Snam SpA	98,196	483
Tohoku Electric Power Co Inc	33,900	497	Toho Gas Co Ltd	19,000	114

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Iron & Steel (continued)
Tokyo Gas Co Ltd	123,000	$664	Nippon Steel & Sumitomo Metal Corp	259,000	$612
		$26,551	voestalpine AG	8,419	361

Hand & Machine Tools - 0.70%					$1,813
Fuji Electric Co Ltd	4,691,000	19,394	Leisure Products & Services - 0.99%
Sandvik AB	57,841	586	Carnival PLC	503,575	27,912
		$19,980	Yamaha Corp	12,900	304

Holding Companies - Diversified - 0.53%					$28,216
China Merchants Holdings International Co	3,564,270	13,029	Lodging - 0.03%
Ltd			Sands China Ltd	126,800	560
Industrivarden AB	8,014	151	SJM Holdings Ltd	149,000	172
Keppel Corp Ltd	110,700	605	Wynn Macau Ltd	116,800	241
NWS Holdings Ltd	113,000	170			$973
Swire Pacific Ltd	44,000	563
Wharf Holdings Ltd/The	103,000	653	Machinery - Construction & Mining - 3.02%
			ABB Ltd (a)	586,142	11,922
		$15,171	ABB Ltd ADR(a)	277,700	5,632
Home Builders - 0.08%			Hitachi Construction Machinery Co Ltd	8,000	133
Daiwa House Industry Co Ltd	28,100	699	Hitachi Ltd	8,173,000	52,951
Iida Group Holdings Co Ltd	11,000	193	Joy Global Inc	302,100	7,979
Persimmon PLC (a)	11,511	367	Komatsu Ltd	392,200	7,247
Sekisui Chemical Co Ltd	21,000	233			$85,864
Sekisui House Ltd	44,700	664
		$2,156	Machinery - Diversified - 1.59%
			Amada Holdings Co Ltd	895,900	8,775
Home Furnishings - 0.02%			CNH Industrial NV	271,400	2,434
Matsushita Electric Industrial Co Ltd	41,200	481	CNH Industrial NV	1,429,351	12,828
			Mitsubishi Heavy Industries Ltd	116,000	613
			OC Oerlikon Corp AG (a)	1,022,339	12,538
Insurance - 6.35%
Admiral Group PLC	15,696	363	Sumitomo Heavy Industries Ltd	14,000	71
Aegon NV	2,979,876	22,920	Teco Electric and Machinery Co Ltd	9,984,300	7,842
Ageas	15,848	652			$45,101
Allianz SE	26,864	4,401	Media - 0.11%
Assicurazioni Generali SpA	55,475	1,093	Lagardere SCA	8,865	265
Aviva PLC	4,323,608	35,156	Pearson PLC	38,728	727
AXA SA	415,139	10,933	RTL Group SA	1,452	132
Baloise Holding AG	3,756	479	Singapore Press Holdings Ltd	120,200	366
CNP Assurances	13,224	222	Vivendi SA	62,229	1,635
Dai-ichi Life Insurance Co Ltd/The	28,300	575			$3,125
Delta Lloyd NV	1,117,756	19,823
Direct Line Insurance Group PLC	103,548	591	Mining - 0.45%
Gjensidige Forsikring ASA	15,061	242	Anglo American PLC	66,453	838
Hannover Rueck SE	4,527	481	BHP Billiton Ltd	169,467	3,272
Helvetia Holding AG	12,051	6,613	BHP Billiton PLC	114,053	2,095
			Glencore PLC (a)	600,614	1,946
Insurance Australia Group Ltd	109,472	470
MS&AD Insurance Group Holdings Inc	18,000	567	Mitsubishi Materials Corp	83,000	300
Muenchener Rueckversicherungs-Gesellschaft	10,155	1,866	Norsk Hydro ASA	65,830	245
AG in Muenchen			Rio Tinto Ltd	23,060	886
NN Group NV	5,082	157	Rio Tinto PLC	68,711	2,658
Old Mutual PLC	232,574	769	Sumitomo Metal Mining Co Ltd	38,000	511
QBE Insurance Group Ltd	41,888	446			$12,751
Sampo OYJ	21,265	1,052	Miscellaneous Manufacturing - 0.93%
SCOR SE	11,535	442	FUJIFILM Holdings Corp	24,900	988
Standard Life PLC	92,829	657	Melrose Industries PLC	74,947	323
Suncorp Group Ltd	61,021	635	Nikon Corp	1,581,200	18,808
Swiss Life Holding AG (a)	75,480	17,809
			Orica Ltd	27,993	392
Swiss Re AG	20,681	1,860	Siemens AG	43,263	4,635
Tokio Marine Holdings Inc	32,800	1,366	Smiths Group PLC	29,729	523
Zurich Insurance Group AG (a)	158,028	48,121
			Toshiba Corp	214,000	654
		$180,761	Wartsila OYJ Abp	3,863	178
Internet - 0.38%					$26,501
SBI Holdings Inc/Japan	15,500	215	Office & Business Equipment - 0.83%
Trend Micro Inc/Japan	285,200	10,439	Canon Inc	707,700	22,643
		$10,654	Ricoh Co Ltd	53,200	525
Investment Companies - 0.09%			Seiko Epson Corp	21,000	371
BGP Holdings PLC (a),(b)	738,711	—			$23,539
CK Hutchison Holdings Ltd	145,500	2,160	Oil & Gas - 3.89%
Groupe Bruxelles Lambert SA	6,060	500	BP PLC	866,343	5,337
		$2,660	CNOOC Ltd	15,573,000	19,110
Iron & Steel - 0.06%			Eni SpA	786,067	13,756
JFE Holdings Inc	25,700	481	Idemitsu Kosan Co Ltd	4,200	77
Kobe Steel Ltd	232,000	359	Imperial Oil Ltd	496,040	18,353

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Inpex Corp	49,800	$541	Land Securities Group PLC	46,589	$944
JX Holdings Inc	169,110	721	Mirvac Group	277,671	383
Neste OYJ	9,629	268	Scentre Group	251,892	727
Repsol SA	50,537	849	Segro PLC	55,755	390
Royal Dutch Shell PLC - A Shares	235,231	6,743	Unibail-Rodamco SE	4,652	1,237
Royal Dutch Shell PLC - B Shares	147,400	4,268	Westfield Corp	93,520	684
Seadrill Ltd	27,830	251			$7,966
Showa Shell Sekiyu KK	14,100	132
Statoil ASA	67,492	1,138	Retail - 1.86%
TonenGeneral Sekiyu KK	11,000	110	Aeon Co Ltd	34,300	524
TOTAL SA	761,636	37,582	Cie Financiere Richemont SA	173,251	14,954
Transocean Ltd	27,285	371	Citizen Holdings Co Ltd	19,800	132
Woodside Petroleum Ltd	39,161	1,018	FamilyMart Co Ltd	4,500	217
		$110,625	Harvey Norman Holdings Ltd	26,936	88
			J Front Retailing Co Ltd	9,000	169
Oil & Gas Services - 1.21%			Kingfisher PLC	4,794,700	27,009
Petrofac Ltd	19,536	268	Marks & Spencer Group PLC	88,685	753
Saipem SpA (a)	12,960	113	Rallye SA	299,846	8,817
Technip SA	599,847	34,085	Takashimaya Co Ltd	22,000	210
		$34,466			$52,873

Packaging & Containers - 0.02%			Semiconductors - 0.01%
Rexam PLC	52,942	460	Advantest Corp	3,900	34
Toyo Seikan Group Holdings Ltd	12,200	190	STMicroelectronics NV	47,868	374
		$650			$408

Pharmaceuticals - 10.98%			Shipbuilding - 0.01%
Alfresa Holdings Corp	13,500	226	Yangzijiang Shipbuilding Holdings Ltd	143,000	134
AstraZeneca PLC	59,852	4,041
Bayer AG	168,202	24,839
Daiichi Sankyo Co Ltd	37,200	762	Software - 0.69%
Eisai Co Ltd	9,400	613	SAP SE	273,894	19,677
GlaxoSmithKline PLC	2,972,298	64,603
Hisamitsu Pharmaceutical Co Inc	2,100	76	Telecommunications - 6.49%
Medipal Holdings Corp	10,000	178	Bezeq The Israeli Telecommunication Corp	147,788	273
Mitsubishi Tanabe Pharma Corp	17,300	288	Ltd
Novartis AG	758,734	78,730	BT Group PLC	168,611	1,220
Orion OYJ	7,575	316	China Mobile Ltd	2,932,341	38,387
Otsuka Holdings Co Ltd	22,500	808	Elisa OYJ	10,710	361
Roche Holding AG	88,522	25,576	Eutelsat Communications SA	12,784	390
Sanofi	742,819	80,069	KDDI Corp	1,862,500	47,281
Suzuken Co Ltd/Aichi Japan	5,720	202	Koninklijke KPN NV	84,187	333
Takeda Pharmaceutical Co Ltd	37,400	1,882	Nippon Telegraph & Telephone Corp	40,600	1,564
Teva Pharmaceutical Industries Ltd	15,927	1,093	NTT DOCOMO Inc	82,500	1,742
Teva Pharmaceutical Industries Ltd ADR	406,800	28,077	Orange SA	106,569	1,753
		$312,379	Singapore Telecommunications Ltd	212,600	635
			SK Telecom Co Ltd	152,857	32,805
Private Equity - 0.02%			Spark New Zealand Ltd	141,354	276
3i Group PLC	73,232	632	Swisscom AG	788	458
			TDC A/S	2,252,818	16,995
Real Estate - 0.22%			Tele2 AB	23,967	249
Cheung Kong Property Holdings Ltd (a)	128,500	1,071	Telecom Italia SpA - RSP	294,981	306
Hang Lung Properties Ltd	168,000	480	Telefonica SA	256,209	3,930
Hysan Development Co Ltd	47,000	201	Telekomunikasi Indonesia Persero Tbk PT	17,179,900	3,728
Kerry Properties Ltd	50,000	187	Telenor ASA	43,301	951
Mitsubishi Estate Co Ltd	21,000	466	TeliaSonera AB	122,975	747
Mitsui Fudosan Co Ltd	25,000	711	Vodafone Group PLC	7,990,528	30,268
New World Development Co Ltd	400,285	483			$184,652
Nomura Real Estate Holdings Inc	9,300	185
Sino Land Co Ltd	225,920	351	Toys, Games & Hobbies - 0.02%
Sun Hung Kai Properties Ltd	91,383	1,402	Nintendo Co Ltd	3,800	667
Swiss Prime Site AG (a)	1,739	139
UOL Group Ltd	35,400	173	Transportation - 1.58%
Wheelock & Co Ltd	68,000	352	AP Moeller - Maersk A/S - B shares	336	572
		$6,201	East Japan Railway Co	334,400	32,988
			Hankyu Hanshin Holdings Inc	55,000	347
REITS - 0.28%			Kamigumi Co Ltd	18,000	169
British Land Co PLC/The	56,622	743	Mitsui OSK Lines Ltd	86,000	258
CapitaLand Commercial Trust	153,800	160	MTR Corp Ltd	71,000	316
CapitaLand Mall Trust	182,000	265	Nippon Express Co Ltd	65,000	344
Dexus Property Group	72,308	410	Nippon Yusen KK	121,000	331
Federation Centres	253,402	555	PostNL NV (a)	2,118,006	9,068
GPT Group/The	132,516	445	West Japan Railway Co	8,800	632
Hammerson PLC	59,063	606			$45,025
Japan Real Estate Investment Corp	93	417

See accompanying notes

		Schedule of Investments
		Overseas Fund
		July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)
Water - 0.32%
Guangdong Investment Ltd	6,078,600	$8,243
Suez Environnement Co	22,313	428
Veolia Environnement SA	24,320	543
		$9,214
TOTAL COMMON STOCKS		$2,672,551
INVESTMENT COMPANIES - 4.15%	Shares Held	Value (000	's)
Publicly Traded Investment Fund - 4.15%
BlackRock Liquidity Funds FedFund Portfolio	65,515,284	65,516
Cash Account Trust - Government & Agency	915,586	915
Portfolio - Government Cash Managed
First American Government Obligations Fund	51,648,773	51,649
		$118,080
TOTAL INVESTMENT COMPANIES		$118,080
PREFERRED STOCKS - 1.31%	Shares Held	Value (000	's)
Automobile Manufacturers - 1.31%
Porsche Automobil Holding SE	8,245	622
Volkswagen AG	182,199	36,544
		$37,166
TOTAL PREFERRED STOCKS		$37,166
Total Investments		$2,827,797
Other Assets in Excess of Liabilities, Net - 0.62%		$17,637
TOTAL NET ASSETS - 100.00%		$2,845,434

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $13,252 or 0.47% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $183 or 0.01% of net assets.

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	22.02%
Japan	14.22%
Switzerland	12.13%
France	11.63%
Germany	6.64%
Netherlands	6.03%
United States	5.78%
Korea, Republic Of	3.33%
Spain	2.63%
Hong Kong	2.55%
Denmark	1.70%
Singapore	1.43%
Ireland	1.27%
Israel	1.07%
Australia	0.86%
Thailand	0.74%
Italy	0.72%
Austria	0.70%
China	0.68%
Norway	0.66%
Canada	0.65%
Brazil	0.58%
Belgium	0.47%
Sweden	0.29%
Taiwan, Province Of China	0.28%
Indonesia	0.13%
Finland	0.11%
Macao	0.03%
Portugal	0.02%
New Zealand	0.02%
Bermuda	0.01%
Luxembourg	0.00%
Other Assets in Excess of Liabilities, Net	0.62%
TOTAL NET ASSETS	100.00%

See accompanying notes

		Schedule of Investments
Overseas Fund
July 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2015	Long	938	$88,228	$87,797	$(431)
S&P 500 Emini; September 2015	Long	355	37,232	37,246	14
Total					$(417)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 97.74%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.07%			Distribution & Wholesale - 0.46%
Boeing Co/The	282,286	$40,697	Pool Corp	184,623	$13,001
Northrop Grumman Corp	175,728	30,403
Teledyne Technologies Inc (a)	155,254	16,095
			Diversified Financial Services - 3.60%
		$87,195	Ameriprise Financial Inc	102,528	12,885
Airlines - 0.38%			Charles Schwab Corp/The	941,282	32,832
Alaska Air Group Inc	143,342	10,858	FNF Group	471,176	18,418
			Franklin Resources Inc	568,151	25,879
			T Rowe Price Group Inc	156,140	12,043
Apparel - 1.83%					$102,057
Nike Inc	431,353	49,701
Ralph Lauren Corp	18,271	2,300	Electric - 1.11%
		$52,001	Duke Energy Corp	242,838	18,023
			Xcel Energy Inc	390,540	13,540
Automobile Manufacturers - 0.97%					$31,563
PACCAR Inc	423,230	27,442
			Electronics - 3.43%
			Corning Inc	528,571	9,874
Automobile Parts & Equipment - 1.50%			FEI Co	103,629	8,909
Autoliv Inc	159,975	16,830	FLIR Systems Inc	158,666	4,885
Johnson Controls Inc	566,290	25,800	Thermo Fisher Scientific Inc	234,996	32,789
		$42,630	Trimble Navigation Ltd (a)	385,435	8,903
Banks - 7.44%			Waters Corp (a)	239,441	31,963
East West Bancorp Inc	366,377	16,399			$97,323
Goldman Sachs Group Inc/The	69,685	14,290	Engineering & Construction - 0.05%
JP Morgan Chase & Co	484,593	33,209	Granite Construction Inc	43,826	1,491
PNC Financial Services Group Inc/The	371,105	36,435
State Street Corp	109,615	8,392
SVB Financial Group (a)	119,402	17,087	Environmental Control - 0.81%
US Bancorp	588,511	26,607	Stericycle Inc (a)	35,648	5,025
Wells Fargo & Co	1,015,049	58,741	Waste Connections Inc	358,056	17,950
		$211,160			$22,975

Beverages - 1.73%			Food - 2.81%
Ambev SA ADR	963,158	5,471	Dairy Farm International Holdings Ltd ADR	139,615	5,801
Brown-Forman Corp - B Shares	127,501	13,822	General Mills Inc	303,336	17,657
Coca-Cola Co/The	462,642	19,005	Kroger Co/The	646,344	25,363
PepsiCo Inc	113,108	10,898	McCormick & Co Inc/MD	230,181	18,877
		$49,196	Safeway, Inc. - CVR - Casa Ley (a),(b)	2,740	—
			Safeway, Inc. - CVR - Property Development	2,740	—
Biotechnology - 0.79%			Centers (a),(b),(c)
Gilead Sciences Inc	188,915	22,265	Whole Foods Market Inc	327,997	11,939
					$79,637

Building Materials - 0.56%			Gas - 1.49%
Apogee Enterprises Inc	285,948	15,779	Sempra Energy	415,318	42,271

Chemicals - 2.26%			Healthcare - Products - 3.13%
EI du Pont de Nemours & Co	358,290	19,978	Becton Dickinson and Co	162,347	24,701
FMC Corp	168,713	8,189	Bio-Techne Corp	149,744	16,379
International Flavors & Fragrances Inc	163,315	18,878	Edwards Lifesciences Corp (a)	123,262	18,756
PPG Industries Inc	157,607	17,082	Halyard Health Inc (a)	230,351	9,384
		$64,127	Medtronic PLC	116,224	9,111
Commercial Services - 0.82%			Varian Medical Systems Inc (a)	121,619	10,468
PayPal Holdings Inc (a)	105,329	4,076			$88,799
Robert Half International Inc	172,124	9,472	Healthcare - Services - 1.68%
TrueBlue Inc (a)	381,670	9,832	DaVita HealthCare Partners Inc (a)	284,832	22,510
		$23,380	Universal Health Services Inc	172,253	25,017
Computers - 5.15%					$47,527
Apple Inc	767,736	93,126	Housewares - 0.29%
EMC Corp/MA	956,555	25,722	Tupperware Brands Corp	141,808	8,291
International Business Machines Corp	133,633	21,647
Teradata Corp (a)	154,109	5,719
		$146,214	Insurance - 1.90%
			ACE Ltd	220,008	23,930
Consumer Products - 0.88%			Chubb Corp/The	18,754	2,332
Kimberly-Clark Corp	96,870	11,137	MetLife Inc	191,885	10,696
WD-40 Co	155,387	13,927	XL Group PLC	443,666	16,868
		$25,064			$53,826

Cosmetics & Personal Care - 0.61%			Internet - 3.18%
Procter & Gamble Co/The	226,552	17,377	Amazon.com Inc (a)	58,198	31,203
			eBay Inc (a)	105,329	2,962
			Google Inc - A Shares (a)	58,068	38,180

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Internet (continued)			Retail (continued)
Google Inc - C Shares (a)	21,939	$13,725	Costco Wholesale Corp	334,190	$48,558
LinkedIn Corp (a)	20,764	4,220	CVS Health Corp	342,791	38,554
		$90,290	Home Depot Inc/The	196,032	22,942
			Nordstrom Inc	394,778	30,125
Iron & Steel - 0.68%			Starbucks Corp	781,898	45,295
Reliance Steel & Aluminum Co	260,108	15,763			$201,603
Schnitzer Steel Industries Inc	233,102	3,662
		$19,425	Savings & Loans - 0.42%
			Washington Federal Inc	506,135	11,783
Leisure Products & Services - 1.17%
Carnival Corp	317,276	16,908
Harley-Davidson Inc	279,239	16,279	Semiconductors - 2.76%
		$33,187	Applied Materials Inc	647,969	11,249
			Avago Technologies Ltd	60,511	7,572
Machinery - Construction & Mining - 0.09%			Intel Corp	502,917	14,559
Caterpillar Inc	32,853	2,583	Lam Research Corp	205,304	15,782
			Microchip Technology Inc	397,980	17,049
Machinery - Diversified - 1.22%			Qualcomm Inc	189,215	12,184
Deere & Co	330,729	31,277			$78,395
Tennant Co	56,809	3,398	Software - 6.54%
		$34,675	Adobe Systems Inc (a)	525,396	43,077
Media - 2.28%			Autodesk Inc (a)	249,482	12,619
Viacom Inc	310,239	17,684	Fair Isaac Corp	242,470	21,990
Walt Disney Co/The	392,701	47,124	Microsoft Corp	1,067,262	49,841
			Omnicell Inc (a)	256,748	9,376
		$64,808
			Oracle Corp	877,418	35,044
Metal Fabrication & Hardware - 0.51%			Tyler Technologies Inc (a)	96,983	13,533
Precision Castparts Corp	73,564	14,339			$185,480

			Telecommunications - 2.35%
Miscellaneous Manufacturing - 1.98%			Cisco Systems Inc	472,500	13,429
AptarGroup Inc	273,081	18,512	Polycom Inc (a)	404,290	4,601
Crane Co	147,000	7,820	Verizon Communications Inc	1,038,583	48,595
Donaldson Co Inc	192,554	6,470			$66,625
General Electric Co	891,105	23,258
		$56,060	Toys, Games & Hobbies - 0.51%
			Hasbro Inc	183,568	14,454
Oil & Gas - 5.42%
Apache Corp	166,425	7,632
Chevron Corp	394,552	34,910	Transportation - 1.35%
Devon Energy Corp	400,722	19,804	Expeditors International of Washington Inc	419,095	19,643
Energen Corp	214,163	11,822	Union Pacific Corp	191,975	18,735
Exxon Mobil Corp	520,026	41,191			$38,378
HollyFrontier Corp	279,995	13,513	Trucking & Leasing - 0.14%
Occidental Petroleum Corp	353,422	24,810	Greenbrier Cos Inc/The	87,970	4,025
		$153,682

Oil & Gas Services - 0.79%			Water - 0.27%
Natural Gas Services Group Inc (a)	278,337	5,600
			California Water Service Group	355,983	7,664
Schlumberger Ltd	204,178	16,910
		$22,510	TOTAL COMMON STOCKS		$2,773,605
Pharmaceuticals - 7.15%			INVESTMENT COMPANIES - 2.32%	Shares Held	Value (000	's)
Abbott Laboratories	519,689	26,343	Publicly Traded Investment Fund - 2.32%
AbbVie Inc	237,802	16,649	Goldman Sachs Financial Square Funds -	65,924,840	65,925
Allergan PLC (a)	88,302	29,241
			Government Fund
Bristol-Myers Squibb Co	306,495	20,118
Johnson & Johnson	337,315	33,802	TOTAL INVESTMENT COMPANIES		$65,925
McKesson Corp	205,304	45,284	Total Investments		$2,839,530
Perrigo Co PLC	44,025	8,462	Liabilities in Excess of Other Assets, Net - (0.06)%			$(1,582)
Teva Pharmaceutical Industries Ltd ADR	124,878	8,619
VCA Inc (a)	233,103	14,343	TOTAL NET ASSETS - 100.00%		$2,837,948
		$202,861

REITS - 3.08%			(a) Non-Income Producing Security
Alexandria Real Estate Equities Inc	179,445	16,636	(b)		Fair value of these investments is determined in good faith by the Manager
Essex Property Trust Inc	51,085	11,490	under procedures established and periodically reviewed by the Board of
HCP Inc	193,807	7,489	Directors. At the end of the period, the fair value of these securities totaled
Plum Creek Timber Co Inc	538,297	22,070	$0 or 0.00% of net assets.
Sabra Health Care REIT Inc	291,874	7,983	(c)		Security is Illiquid. At the end of the period, the value of these securities
Ventas Inc	261,414	17,538	totaled $0 or 0.00% of net assets.
Weyerhaeuser Co	134,350	4,123
		$87,329

Retail - 7.10%
Copart Inc (a)	447,653	16,129

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	19.60%
Financial	16.44%
Technology	14.45%
Consumer, Cyclical	14.21%
Industrial	13.21%
Communications	7.81%
Energy	6.21%
Basic Materials	2.94%
Utilities	2.87%
Exchange Traded Funds	2.32%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	2,781,647	$46,148
Bond & Mortgage Securities Fund (a)	27,934,925	302,535
Bond Market Index Fund (a)	9,203,822	101,610
Diversified International Fund (a)	5,037,939	60,657
Diversified Real Asset Fund (a)	5,476,221	63,743
Equity Income Fund (a)	1,733,156	46,189
Global Diversified Income Fund (a)	8,870,890	123,128
Global Multi-Strategy Fund (a)	4,539,015	50,746
Global Opportunities Fund (a)	2,043,236	25,091
Inflation Protection Fund (a)	13,971,933	118,342
International Emerging Markets Fund (a)	639,040	14,378
LargeCap Growth Fund I (a)	3,605,822	49,220
LargeCap S&P 500 Index Fund (a)	4,751,697	70,800
LargeCap Value Fund III (a)	3,381,512	54,409
MidCap Fund (a)	2,530,258	59,461
Origin Emerging Markets Fund (a),(b)	1,332,536	12,353
Overseas Fund (a)	5,452,014	59,481
Short-Term Income Fund (a)	13,752,926	167,786
SmallCap Growth Fund I (a)	1,592,439	21,020
SmallCap Value Fund II (a)	1,553,021	20,717
		$1,467,814
TOTAL INVESTMENT COMPANIES		$1,467,814
Total Investments		$1,467,814
Liabilities in Excess of Other Assets, Net - (0.01)%		$(178)
TOTAL NET ASSETS - 100.00%		$1,467,636

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.03%
Domestic Equity Funds	25.08%
Specialty Funds	16.19%
International Equity Funds	11.71%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	2,941,796	$46,400	160,149	$2,569	2,781,647	$43,846
Bond & Mortgage Securities Fund	28,992,665	314,975	7,676,141	83,983	8,733,881	95,702	27,934,925	303,252
Bond Market Index Fund	—	—	10,733,938	119,615	1,530,116	16,980	9,203,822	102,589
Core Plus Bond Fund I	16,575,093	174,845	—	—	16,575,093	186,657	—	—
Diversified International Fund	6,230,260	89,638	173,565	2,033	1,365,886	16,245	5,037,939	75,044
Diversified Real Asset Fund	4,946,391	50,972	1,429,317	17,250	899,487	10,942	5,476,221	57,954
Equity Income Fund	3,189,866	60,294	69,647	1,866	1,526,357	41,502	1,733,156	32,718
Global Diversified Income Fund	5,755,257	65,182	4,313,671	60,810	1,198,038	16,992	8,870,890	109,201
Global Multi-Strategy Fund	4,052,842	41,834	1,241,541	13,906	755,368	8,438	4,539,015	47,525
Global Opportunities Fund	2,111,906	22,881	258,871	3,024	327,541	4,061	2,043,236	22,088
High Yield Fund I	4,312,910	41,486	128,534	1,308	4,441,444	45,512	—	—
Inflation Protection Fund	9,770,709	79,378	6,164,214	52,745	1,962,990	16,798	13,971,933	115,406
International Emerging Markets Fund	958,038	26,831	26,723	629	345,721	8,224	639,040	18,286
LargeCap Growth Fund I	7,295,056	56,778	810,994	9,956	4,500,228	58,627	3,605,822	26,696
LargeCap S&P 500 Index Fund	4,327,759	42,994	1,182,213	17,480	758,275	11,096	4,751,697	51,048
LargeCap Value Fund	2,633,407	22,998	327,206	4,147	2,960,613	38,195	—	—
LargeCap Value Fund III	3,801,692	50,981	138,212	2,188	558,392	8,904	3,381,512	45,174
MidCap Fund	3,215,649	47,500	202,306	4,401	887,697	20,497	2,530,258	37,124
Origin Emerging Markets Fund	—	—	1,414,844	14,129	82,308	828	1,332,536	13,315
Overseas Fund	6,286,816	56,326	556,108	5,877	1,390,910	15,170	5,452,014	48,301
Short-Term Income Fund	15,008,224	181,265	1,226,985	14,994	2,482,283	30,326	13,752,926	165,923
SmallCap Growth Fund I	1,638,223	15,916	348,546	4,057	394,330	5,057	1,592,439	14,813
SmallCap Value Fund II	1,784,867	14,099	226,150	2,866	457,996	6,152	1,553,021	12,013
		$1,457,173		$483,664		$665,474		$1,342,316

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$15			$—
Bond & Mortgage Securities Fund		7,068			(4)			—
Bond Market Index Fund		2,369			(46)			—
Core Plus Bond Fund I		—			11,812			—
Diversified International Fund		1,071			(382)			—
Diversified Real Asset Fund		915			674			310
Equity Income Fund		975			12,060			—
Global Diversified Income Fund		4,297			201			1,373
Global Multi-Strategy Fund		518			223			545
Global Opportunities Fund		1,815			244			863
High Yield Fund I		658			2,718			235
Inflation Protection Fund		1,065			81			—
International Emerging Markets Fund		369			(950)			—
LargeCap Growth Fund I		1,083			18,589			7,937
LargeCap S&P 500 Index Fund		1,103			1,670			—
LargeCap Value Fund		2,190			11,050			1,755
LargeCap Value Fund III		1,019			909			426
MidCap Fund		302			5,720			3,210
Origin Emerging Markets Fund		—			14			—
Overseas Fund		2,272			1,268			2,642
Short-Term Income Fund		1,981			(10)			42
SmallCap Growth Fund I		154			(103)			3,657
SmallCap Value Fund II		520			1,200			2,100
		$31,744			$66,953			$25,095
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,973,964	$32,748
Bond & Mortgage Securities Fund (a)	15,774,408	170,837
Bond Market Index Fund (a)	5,244,554	57,900
Diversified International Fund (a)	3,663,185	44,105
Diversified Real Asset Fund (a)	3,532,110	41,114
Equity Income Fund (a)	1,241,072	33,075
Global Diversified Income Fund (a)	4,605,362	63,922
Global Multi-Strategy Fund (a)	2,730,357	30,525
Global Opportunities Fund (a)	2,504,953	30,761
Inflation Protection Fund (a)	6,478,058	54,869
International Emerging Markets Fund (a)	462,250	10,401
LargeCap Growth Fund I (a)	2,482,154	33,881
LargeCap S&P 500 Index Fund (a)	3,770,542	56,181
LargeCap Value Fund III (a)	2,060,423	33,152
MidCap Fund (a)	1,053,039	24,746
MidCap Growth Fund III (a)	840,728	9,265
MidCap Value Fund III (a)	481,216	9,547
Origin Emerging Markets Fund (a),(b)	966,374	8,958
Overseas Fund (a)	3,977,704	43,397
Short-Term Income Fund (a)	5,240,229	63,931
SmallCap Growth Fund I (a)	960,516	12,679
SmallCap Value Fund II (a)	910,798	12,150
		$878,144
TOTAL INVESTMENT COMPANIES		$878,144
Total Investments		$878,144
Liabilities in Excess of Other Assets, Net - (0.01)%		$(124)
TOTAL NET ASSETS - 100.00%		$878,020

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	39.58%
Domestic Equity Funds	29.33%
International Equity Funds	15.66%
Specialty Funds	15.44%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	2,079,530	$32,850	105,566	$1,694	1,973,964	$31,165
Bond & Mortgage Securities Fund	18,159,158	188,477	5,549,552	60,719	7,934,302	86,891	15,774,408	162,277
Bond Market Index Fund	—	—	7,106,863	79,155	1,862,309	20,764	5,244,554	58,406
Core Plus Bond Fund I	10,557,638	114,880	—	—	10,557,638	118,806	—	—
Diversified International Fund	4,720,801	43,951	288,051	3,372	1,345,667	15,908	3,663,185	31,904
Diversified Real Asset Fund	3,506,427	39,557	1,095,596	13,223	1,069,913	13,108	3,532,110	39,889
Equity Income Fund	1,875,713	36,829	102,998	2,748	737,639	19,899	1,241,072	23,737
Global Diversified Income Fund	2,631,588	34,714	2,910,891	41,132	937,117	13,419	4,605,362	62,479
Global Multi-Strategy Fund	2,695,965	28,128	858,443	9,606	824,051	9,254	2,730,357	28,768
Global Opportunities Fund	2,929,883	31,914	407,237	4,796	832,167	10,713	2,504,953	27,052
High Yield Fund I	2,317,865	21,827	111,306	1,131	2,429,171	24,892	—	—
Inflation Protection Fund	5,593,860	46,049	2,636,526	22,511	1,752,328	15,036	6,478,058	53,573
International Emerging Markets Fund	855,967	16,136	49,344	1,163	443,061	10,632	462,250	6,661
LargeCap Growth Fund I	6,215,050	47,779	763,719	9,483	4,496,615	59,401	2,482,154	14,968
LargeCap S&P 500 Index Fund	3,878,240	27,626	1,042,791	15,413	1,150,489	16,889	3,770,542	31,561
LargeCap Value Fund	2,548,749	21,224	326,813	4,159	2,875,562	37,694	—	—
LargeCap Value Fund III	3,725,069	50,650	226,475	3,580	1,891,121	30,263	2,060,423	27,272
MidCap Fund	1,411,527	21,354	124,308	2,746	482,796	11,050	1,053,039	15,465
MidCap Growth Fund III	874,885	6,093	224,535	2,324	258,692	3,199	840,728	5,832
MidCap Value Fund III	575,750	9,290	67,487	1,313	162,021	3,361	481,216	7,726
Origin Emerging Markets Fund	—	—	1,021,055	10,276	54,681	550	966,374	9,727
Overseas Fund	4,830,369	47,118	552,063	5,856	1,404,728	15,835	3,977,704	37,336
Short-Term Income Fund	6,086,235	74,017	969,041	11,858	1,815,047	22,168	5,240,229	63,706
SmallCap Growth Fund I	1,152,250	9,304	249,132	2,939	440,866	5,961	960,516	7,143
SmallCap Value Fund II	1,183,190	10,114	168,621	2,160	441,013	6,102	910,798	7,195
		$927,031		$344,513		$573,489		$753,842

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$9			$—
Bond & Mortgage Securities Fund		3,977			(28)			—
Bond Market Index Fund		1,267			15			—
Core Plus Bond Fund I		—			3,926			—
Diversified International Fund		680			489			—
Diversified Real Asset Fund		544			217			184
Equity Income Fund		594			4,059			—
Global Diversified Income Fund		1,932			52			525
Global Multi-Strategy Fund		289			288			304
Global Opportunities Fund		2,107			1,055			1,002
High Yield Fund I		318			1,934			106
Inflation Protection Fund		512			49			—
International Emerging Markets Fund		276			(6)			—
LargeCap Growth Fund I		772			17,107			5,656
LargeCap S&P 500 Index Fund		827			5,411			—
LargeCap Value Fund		1,772			12,311			1,421
LargeCap Value Fund III		835			3,305			350
MidCap Fund		111			2,415			1,178
MidCap Growth Fund III		717			614			1,087
MidCap Value Fund III		368			484			425
Origin Emerging Markets Fund		—			1			—
Overseas Fund		1,464			197			1,700
Short-Term Income Fund		717			(1)			14
SmallCap Growth Fund I		91			861			2,149
SmallCap Value Fund II		288			1,023			1,162
		$20,458			$55,787			$17,263
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	16,671,599	$276,582
Bond & Mortgage Securities Fund (a)	106,749,591	1,156,098
Bond Market Index Fund (a)	31,407,115	346,734
Diversified International Fund (a)	30,386,048	365,848
Diversified Real Asset Fund (a)	23,824,210	277,314
Equity Income Fund (a)	9,786,487	260,810
Global Diversified Income Fund (a)	29,815,921	413,845
Global Multi-Strategy Fund (a)	18,055,284	201,858
Global Opportunities Fund (a)	26,221,398	321,999
Global Real Estate Securities Fund (a)	19,167,922	177,687
Inflation Protection Fund (a)	25,445,437	215,523
International Emerging Markets Fund (a)	3,985,688	89,678
LargeCap Growth Fund I (a)	21,784,410	297,357
LargeCap S&P 500 Index Fund (a)	33,309,336	496,309
LargeCap Value Fund III (a)	18,689,683	300,717
MidCap Fund (a)	8,058,067	189,364
MidCap Growth Fund III (a)	10,971,320	120,904
MidCap Value Fund III (a)	5,976,108	118,566
Origin Emerging Markets Fund (a),(b)	7,082,925	65,659
Overseas Fund (a)	33,803,079	368,792
Short-Term Income Fund (a)	18,738,571	228,610
SmallCap Growth Fund I (a)	9,455,801	124,816
SmallCap Value Fund II (a)	9,363,090	124,904
		$6,539,974
TOTAL INVESTMENT COMPANIES		$6,539,974
Total Investments		$6,539,974
Liabilities in Excess of Other Assets, Net - (0.01)%		$(847)
TOTAL NET ASSETS - 100.00%		$6,539,127

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.33%
Fixed Income Funds	29.78%
International Equity Funds	21.24%
Specialty Funds	13.66%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	17,075,328	$268,757	403,729	$6,464	16,671,599	$262,303
Bond & Mortgage Securities Fund	90,707,453	983,777	29,060,798	318,015	13,018,660	142,346	106,749,591	1,159,443
Bond Market Index Fund	—	—	35,167,285	391,561	3,760,170	41,826	31,407,115	349,817
Core Plus Bond Fund I	56,260,713	607,618	—	—	56,260,713	632,893	—	—
Diversified International Fund	32,751,125	443,284	1,320,688	15,523	3,685,765	43,444	30,386,048	414,294
Diversified Real Asset Fund	15,459,195	165,194	10,379,659	125,452	2,014,644	24,570	23,824,210	266,375
Equity Income Fund	8,288,809	158,464	2,477,074	67,563	979,396	26,209	9,786,487	203,370
Global Diversified Income Fund	10,039,151	136,803	21,484,733	304,045	1,707,963	24,286	29,815,921	416,623
Global Multi-Strategy Fund	16,508,779	172,267	3,535,656	39,795	1,989,151	22,260	18,055,284	190,197
Global Opportunities Fund	25,668,932	279,427	3,424,190	40,107	2,871,724	36,320	26,221,398	285,761
Global Real Estate Securities Fund	24,081,750	179,969	1,193,200	11,174	6,107,028	57,546	19,167,922	141,956
High Yield Fund I	12,582,832	121,828	454,151	4,626	13,036,983	133,598	—	—
Inflation Protection Fund	25,995,825	226,409	2,540,471	21,808	3,090,859	26,494	25,445,437	221,815
International Emerging Markets Fund	7,108,177	179,346	277,796	6,574	3,400,285	82,447	3,985,688	102,760
LargeCap Growth Fund I	45,172,084	353,584	5,398,956	66,503	28,786,630	376,170	21,784,410	159,328
LargeCap S&P 500 Index Fund	29,228,723	266,001	7,467,149	109,220	3,386,536	49,563	33,309,336	332,774
LargeCap Value Fund	21,506,209	204,438	2,816,655	35,736	24,322,864	313,491	—	—
LargeCap Value Fund III	30,849,069	416,940	1,353,369	21,401	13,512,755	215,577	18,689,683	248,188
MidCap Fund	4,815,200	71,565	3,859,353	90,083	616,486	14,074	8,058,067	149,078
MidCap Growth Fund III	10,729,167	96,320	2,820,584	28,920	2,578,431	29,521	10,971,320	96,335
MidCap Value Fund III	6,734,334	107,898	710,328	13,734	1,468,554	29,786	5,976,108	95,448
Origin Emerging Markets Fund	—	—	7,287,056	74,195	204,131	2,056	7,082,925	72,148
Overseas Fund	34,299,506	327,041	3,452,657	36,565	3,949,084	43,853	33,803,079	319,589
Short-Term Income Fund	19,227,454	235,166	1,837,720	22,480	2,326,603	28,416	18,738,571	229,222
SmallCap Growth Fund I	8,490,984	80,810	1,893,147	22,122	928,330	12,403	9,455,801	90,596
SmallCap Value Fund II	9,073,018	71,023	1,240,487	15,776	950,415	13,076	9,363,090	76,891
		$5,885,172		$2,151,735		$2,428,689		$5,884,311

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$10			$—
Bond & Mortgage Securities Fund		24,360			(3)			—
Bond Market Index Fund		7,528			82			—
Core Plus Bond Fund I		—			25,275			—
Diversified International Fund		5,596			(1,069)			—
Diversified Real Asset Fund		2,847			299			962
Equity Income Fund		4,095			3,552			—
Global Diversified Income Fund		10,666			61			2,377
Global Multi-Strategy Fund		2,100			395			2,209
Global Opportunities Fund		21,880			2,547			10,404
Global Real Estate Securities Fund		5,797			8,359			983
High Yield Fund I		1,923			7,144			683
Inflation Protection Fund		2,821			92			—
International Emerging Markets Fund		2,715			(713)			—
LargeCap Growth Fund I		6,653			115,411			48,727
LargeCap S&P 500 Index Fund		7,395			7,116			—
LargeCap Value Fund		17,732			73,317			14,209
LargeCap Value Fund III		8,202			25,424			3,430
MidCap Fund		449			1,504			4,765
MidCap Growth Fund III		10,423			616			15,804
MidCap Value Fund III		5,101			3,602			5,894
Origin Emerging Markets Fund		—			9			—
Overseas Fund		12,324			(164)			14,314
Short-Term Income Fund		2,568			(8)			54
SmallCap Growth Fund I		793			67			18,779
SmallCap Value Fund II		2,616			3,168			10,563
		$166,584			$276,093		$154,157
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	5,054,977	$83,862
Bond & Mortgage Securities Fund (a)	22,628,378	245,065
Bond Market Index Fund (a)	7,154,061	78,981
Diversified International Fund (a)	8,441,489	101,636
Diversified Real Asset Fund (a)	5,678,038	66,092
Equity Income Fund (a)	2,719,268	72,469
Global Diversified Income Fund (a)	5,949,094	82,573
Global Multi-Strategy Fund (a)	3,907,443	43,685
Global Opportunities Fund (a)	5,846,714	71,798
Global Real Estate Securities Fund (a)	5,983,736	55,469
Inflation Protection Fund (a)	5,719,444	48,444
International Emerging Markets Fund (a)	1,188,520	26,742
LargeCap Growth Fund I (a)	6,617,820	90,333
LargeCap S&P 500 Index Fund (a)	9,130,939	136,051
LargeCap Value Fund III (a)	5,296,375	85,219
MidCap Fund (a)	1,429,108	33,584
MidCap Growth Fund III (a)	3,396,326	37,428
MidCap Value Fund III (a)	1,893,470	37,566
Origin Emerging Markets Fund (a),(b)	2,518,284	23,344
Overseas Fund (a)	9,422,980	102,805
SmallCap Growth Fund I (a)	2,219,400	29,296
SmallCap Value Fund II (a)	2,171,279	28,965
		$1,581,407
TOTAL INVESTMENT COMPANIES		$1,581,407
Total Investments		$1,581,407
Liabilities in Excess of Other Assets, Net - (0.01)%		$(207)
TOTAL NET ASSETS - 100.00%		$1,581,200

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	40.14%
International Equity Funds	24.15%
Fixed Income Funds	23.56%
Specialty Funds	12.16%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	5,188,947	$82,609	133,970	$2,143	5,054,977	$80,465
Bond & Mortgage Securities Fund	22,698,631	240,046	7,438,881	81,458	7,509,134	82,092	22,628,378	239,388
Bond Market Index Fund	—	—	9,488,332	105,670	2,334,271	26,034	7,154,061	79,627
Core Plus Bond Fund I	11,558,992	126,829	—	—	11,558,992	130,031	—	—
Diversified International Fund	9,270,973	91,352	1,577,640	18,740	2,407,124	28,410	8,441,489	81,653
Diversified Real Asset Fund	3,599,222	41,415	3,079,229	37,289	1,000,413	12,256	5,678,038	66,448
Equity Income Fund	—	—	2,799,477	74,660	80,209	2,143	2,719,268	72,512
Global Diversified Income Fund	1,465,721	20,687	5,000,708	70,530	517,335	7,393	5,949,094	83,810
Global Multi-Strategy Fund	4,476,969	47,294	592,317	6,586	1,161,843	13,058	3,907,443	41,128
Global Opportunities Fund	6,905,633	77,294	1,392,234	16,550	2,451,153	31,090	5,846,714	64,196
Global Real Estate Securities Fund	8,114,617	63,825	929,998	8,725	3,060,879	28,786	5,983,736	45,447
High Yield Fund I	3,059,141	29,806	242,400	2,469	3,301,541	33,829	—	—
Inflation Protection Fund	5,562,476	48,775	1,624,669	13,955	1,467,701	12,603	5,719,444	50,085
International Emerging Markets Fund	2,087,885	45,268	250,657	5,937	1,150,022	27,605	1,188,520	23,280
LargeCap Growth Fund	2,970,071	19,436	450,739	4,899	3,420,810	39,203	—	—
LargeCap Growth Fund I	12,897,197	111,140	2,234,945	28,101	8,514,322	113,314	6,617,820	46,508
LargeCap S&P 500 Index Fund	8,557,057	73,540	2,809,028	41,322	2,235,146	32,807	9,130,939	86,726
LargeCap Value Fund	6,437,566	61,281	1,053,434	13,476	7,491,000	97,176	—	—
LargeCap Value Fund III	9,464,902	129,367	995,048	15,751	5,163,575	82,508	5,296,375	70,654
MidCap Fund	623,085	10,135	993,133	23,198	187,110	4,280	1,429,108	29,365
MidCap Growth Fund III	3,642,662	36,977	1,145,448	11,992	1,391,784	16,812	3,396,326	32,650
MidCap Value Fund III	2,338,647	38,821	392,638	7,692	837,815	17,262	1,893,470	30,621
Origin Emerging Markets Fund	—	—	2,587,645	26,258	69,361	700	2,518,284	25,556
Overseas Fund	9,751,920	100,451	2,223,835	23,857	2,552,775	28,916	9,422,980	95,505
Preferred Securities Fund	3,896,713	38,807	400,212	4,137	4,296,925	44,793	—	—
SmallCap Growth Fund I	2,161,950	19,817	620,137	7,441	562,687	7,746	2,219,400	20,041
SmallCap Value Fund II	2,291,788	21,310	465,171	6,027	585,680	8,193	2,171,279	19,921
		$1,493,673		$739,329		$931,183		$1,385,586

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$(1)			$—
Bond & Mortgage Securities Fund		5,098			(24)			—
Bond Market Index Fund		1,608			(9)			—
Core Plus Bond Fund I		—			3,202			—
Diversified International Fund		1,357			(29)			—
Diversified Real Asset Fund		567			—			191
Equity Income Fund		809			(5)			—
Global Diversified Income Fund		1,939			(14)			297
Global Multi-Strategy Fund		487			306			512
Global Opportunities Fund		5,023			1,442			2,387
Global Real Estate Securities Fund		1,698			1,683			282
High Yield Fund I		427			1,554			142
Inflation Protection Fund		518			(42)			—
International Emerging Markets Fund		686			(320)			—
LargeCap Growth Fund		45			14,868			2,887
LargeCap Growth Fund I		1,620			20,581			11,865
LargeCap S&P 500 Index Fund		1,848			4,671			—
LargeCap Value Fund		4,526			22,419			3,626
LargeCap Value Fund III		2,147			8,044			897
MidCap Fund		50			312			526
MidCap Growth Fund III		3,017			493			4,575
MidCap Value Fund III		1,510			1,370			1,744
Origin Emerging Markets Fund		—			(2)			—
Overseas Fund		2,998			113			3,476
Preferred Securities Fund		716			1,849			564
SmallCap Growth Fund I		172			529			4,081
SmallCap Value Fund II		564			777			2,275
		$39,430			$83,767			$40,327
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	17,251,285	$286,199
Bond & Mortgage Securities Fund (a)	79,991,373	866,307
Bond Market Index Fund (a)	23,975,989	264,695
Diversified International Fund (a)	41,338,168	497,712
Diversified Real Asset Fund (a)	23,922,179	278,454
Equity Income Fund (a)	8,804,539	234,641
Global Diversified Income Fund (a)	19,853,634	275,568
Global Multi-Strategy Fund (a)	18,401,490	205,729
Global Opportunities Fund (a)	26,869,539	329,958
Global Real Estate Securities Fund (a)	27,879,013	258,438
Inflation Protection Fund (a)	16,604,134	140,637
International Emerging Markets Fund (a)	5,455,098	122,740
LargeCap Growth Fund I (a)	38,241,215	521,993
LargeCap S&P 500 Index Fund (a)	44,561,508	663,966
LargeCap Value Fund (a)	22,249,989	286,135
LargeCap Value Fund III (a)	17,298,580	278,334
MidCap Fund (a)	2,916,725	68,543
MidCap Growth Fund III (a)	20,922,417	230,565
MidCap Value Fund III (a)	11,174,304	221,698
Origin Emerging Markets Fund (a),(b)	11,019,667	102,152
Overseas Fund (a)	46,970,753	512,451
SmallCap Growth Fund I (a)	10,843,320	143,132
SmallCap Value Fund II (a)	10,220,701	136,344
		$6,926,391
TOTAL INVESTMENT COMPANIES		$6,926,391
Total Investments		$6,926,391
Liabilities in Excess of Other Assets, Net - (0.01)%		$(885)
TOTAL NET ASSETS - 100.00%		$6,925,506

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.36%
International Equity Funds	26.32%
Fixed Income Funds	18.36%
Specialty Funds	10.97%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	17,565,015	$280,343	313,730	$5,012	17,251,285	$275,334
Bond & Mortgage Securities Fund	72,026,557	782,059	16,485,878	180,634	8,521,062	93,245	79,991,373	869,419
Bond Market Index Fund	—	—	26,085,794	290,504	2,109,805	23,444	23,975,989	267,063
Core Plus Bond Fund I	30,575,625	331,226	—	—	30,575,625	343,934	—	—
Diversified International Fund	38,547,017	505,280	6,278,566	74,876	3,487,415	41,014	41,338,168	539,091
Diversified Real Asset Fund	12,908,360	143,178	12,351,701	149,742	1,337,882	16,282	23,922,179	276,714
Equity Income Fund	—	—	8,960,741	238,929	156,202	4,176	8,804,539	234,746
Global Diversified Income Fund	—	—	20,207,536	283,911	353,902	4,963	19,853,634	278,944
Global Multi-Strategy Fund	17,039,127	179,541	2,887,327	32,339	1,524,964	17,048	18,401,490	194,957
Global Opportunities Fund	26,269,818	289,206	4,237,731	49,959	3,638,010	44,885	26,869,539	295,411
Global Real Estate Securities Fund	36,178,638	274,300	2,482,310	23,254	10,781,935	102,228	27,879,013	209,115
High Yield Fund I	12,677,933	120,111	585,214	5,959	13,263,147	135,915	—	—
Inflation Protection Fund	17,054,219	148,967	1,140,109	9,730	1,590,194	13,623	16,604,134	145,089
International Emerging Markets Fund	9,078,789	221,146	563,073	13,330	4,186,764	100,810	5,455,098	132,390
LargeCap Growth Fund	17,321,705	109,525	2,361,540	25,433	19,683,245	223,437	—	—
LargeCap Growth Fund I	58,244,026	463,818	8,237,632	102,345	28,240,443	372,564	38,241,215	287,988
LargeCap S&P 500 Index Fund	33,316,274	306,036	14,309,460	208,646	3,064,226	44,800	44,561,508	474,901
LargeCap Value Fund	25,576,729	246,060	4,191,194	53,400	7,517,934	97,473	22,249,989	204,111
LargeCap Value Fund III	39,165,924	529,933	2,270,592	35,923	24,137,936	382,627	17,298,580	228,949
MidCap Fund	—	—	2,971,702	69,621	54,977	1,281	2,916,725	68,337
MidCap Growth Fund III	17,357,908	172,391	5,133,368	53,027	1,568,859	18,594	20,922,417	207,372
MidCap Value Fund III	10,675,829	170,573	1,408,912	27,411	910,437	18,580	11,174,304	180,944
Origin Emerging Markets Fund	—	—	11,219,260	114,537	199,593	2,005	11,019,667	112,530
Overseas Fund	45,370,554	430,414	5,572,939	59,250	3,972,740	43,904	46,970,753	445,602
Preferred Securities Fund	13,376,808	136,449	919,866	9,500	14,296,674	149,100	—	—
SmallCap Growth Fund I	9,320,361	87,207	2,348,551	27,692	825,592	10,924	10,843,320	103,995
SmallCap Value Fund II	9,484,574	74,889	1,557,108	19,957	820,981	11,224	10,220,701	85,270
		$5,722,309		$2,440,252		$2,323,092		$6,118,272

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$3			$—
Bond & Mortgage Securities Fund		17,728			(29)			—
Bond Market Index Fund		5,409			3			—
Core Plus Bond Fund I		—			12,708			—
Diversified International Fund		6,772			(51)			—
Diversified Real Asset Fund		2,442			76			824
Equity Income Fund		2,644			(7)			—
Global Diversified Income Fund		5,447			(4)			—
Global Multi-Strategy Fund		2,228			125			2,339
Global Opportunities Fund		22,967			1,131			10,917
Global Real Estate Securities Fund		8,372			13,789			1,514
High Yield Fund I		1,975			9,845			706
Inflation Protection Fund		1,904			15			—
International Emerging Markets Fund		3,571			(1,276)			—
LargeCap Growth Fund		315			88,479			20,259
LargeCap Growth Fund I		8,793			94,389			64,396
LargeCap S&P 500 Index Fund		8,646			5,019			—
LargeCap Value Fund		21,623			2,124			17,323
LargeCap Value Fund III		10,679			45,720			4,464
MidCap Fund		—			(3)			—
MidCap Growth Fund III		17,280			548			26,201
MidCap Value Fund III		8,289			1,540			9,575
Origin Emerging Markets Fund		—			(2)			—
Overseas Fund		16,736			(158)			19,410
Preferred Securities Fund		2,839			3,151			2,325
SmallCap Growth Fund I		892			20			21,125
SmallCap Value Fund II		2,803			1,648			11,316
		$180,354			$278,803		$212,694
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	11,535,633	$124,931
Bond Market Index Fund (a)	3,793,904	41,885
Diversified International Fund (a)	7,559,474	91,016
Diversified Real Asset Fund (a)	3,981,383	46,343
Global Multi-Strategy Fund (a)	2,916,041	32,601
Global Opportunities Fund (a)	5,335,862	65,524
Global Real Estate Securities Fund (a)	5,230,687	48,488
High Yield Fund I (a)	2,218,940	22,101
Inflation Protection Fund (a)	1,793,869	15,194
International Emerging Markets Fund (a)	1,028,575	23,143
LargeCap Growth Fund (a)	3,225,787	37,645
LargeCap Growth Fund I (a)	9,481,260	129,419
LargeCap S&P 500 Index Fund (a)	8,520,527	126,956
LargeCap Value Fund (a)	5,627,290	72,367
LargeCap Value Fund III (a)	4,945,496	79,573
MidCap Growth Fund III (a)	4,102,077	45,205
MidCap Value Fund III (a)	2,257,386	44,787
Origin Emerging Markets Fund (a),(b)	2,057,256	19,071
Overseas Fund (a)	8,476,606	92,480
SmallCap Growth Fund I (a)	1,968,658	25,986
SmallCap Value Fund II (a)	1,837,459	24,512
		$1,209,227
TOTAL INVESTMENT COMPANIES		$1,209,227
Total Investments		$1,209,227
Liabilities in Excess of Other Assets, Net - (0.01)%		$(151)
TOTAL NET ASSETS - 100.00%		$1,209,076

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.50%
International Equity Funds	28.10%
Fixed Income Funds	16.88%
Specialty Funds	6.53%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,506,513	$100,981	4,659,288	$51,051	2,630,168	$28,740	11,535,633	$123,268
Bond Market Index Fund	—	—	4,512,012	50,342	718,108	8,006	3,793,904	42,334
Core Plus Bond Fund I	4,865,537	53,572	—	—	4,865,537	54,906	—	—
Diversified International Fund	7,844,394	77,489	1,517,888	18,002	1,802,808	21,264	7,559,474	74,035
Diversified Real Asset Fund	1,854,401	21,543	2,594,934	31,355	467,952	5,733	3,981,383	47,200
Global Multi-Strategy Fund	2,818,742	29,795	745,878	8,349	648,579	7,286	2,916,041	30,956
Global Opportunities Fund	5,280,893	59,705	1,258,770	15,007	1,203,801	15,595	5,335,862	59,759
Global Real Estate Securities Fund	7,343,343	57,861	1,077,119	10,125	3,189,775	30,135	5,230,687	39,733
High Yield Fund I	2,291,936	22,388	458,774	4,677	531,770	5,439	2,218,940	21,664
Inflation Protection Fund	1,908,292	16,596	331,603	2,835	446,026	3,829	1,793,869	15,611
International Emerging Markets Fund	2,007,759	44,652	278,798	6,608	1,257,982	30,635	1,028,575	20,599
LargeCap Growth Fund	3,418,861	23,944	798,669	8,809	991,743	11,742	3,225,787	21,867
LargeCap Growth Fund I	11,869,809	108,685	2,528,662	31,995	4,917,211	65,933	9,481,260	79,626
LargeCap S&P 500 Index Fund	6,553,241	57,534	3,492,969	51,487	1,525,683	22,397	8,520,527	89,640
LargeCap Value Fund	5,193,621	50,085	1,629,270	20,905	1,195,601	16,761	5,627,290	55,508
LargeCap Value Fund III	7,859,958	107,310	1,071,129	16,965	3,985,591	63,772	4,945,496	66,380
MidCap Growth Fund III	3,295,144	34,397	1,581,066	16,848	774,133	9,710	4,102,077	41,829
MidCap Value Fund III	2,089,892	34,862	646,064	12,791	478,570	9,962	2,257,386	38,334
Origin Emerging Markets Fund	—	—	2,100,336	21,361	43,080	439	2,057,256	20,922
Overseas Fund	8,089,452	84,072	2,268,823	24,400	1,881,669	21,290	8,476,606	87,201
Preferred Securities Fund	1,992,328	19,642	258,079	2,669	2,250,407	23,489	—	—
SmallCap Growth Fund I	1,797,462	17,393	583,298	7,028	412,102	5,667	1,968,658	18,787
SmallCap Value Fund II	1,808,914	17,124	439,824	5,718	411,279	5,749	1,837,459	17,470
		$1,039,630		$419,327		$468,479		$1,012,723

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,394			$(24)			$—
Bond Market Index Fund		612			(2)			—
Core Plus Bond Fund I		—			1,334			—
Diversified International Fund		1,200			(192)			—
Diversified Real Asset Fund		306			35			103
Global Multi-Strategy Fund		320			98			335
Global Opportunities Fund		3,995			642			1,898
Global Real Estate Securities Fund		1,601			1,882			266
High Yield Fund I		922			38			110
Inflation Protection Fund		186			9			—
International Emerging Markets Fund		688			(26)			—
LargeCap Growth Fund		54			856			3,457
LargeCap Growth Fund I		1,549			4,879			11,342
LargeCap S&P 500 Index Fund		1,473			3,016			—
LargeCap Value Fund		3,797			1,279			3,041
LargeCap Value Fund III		1,855			5,877			775
MidCap Growth Fund III		2,835			294			4,298
MidCap Value Fund III		1,403			643			1,620
Origin Emerging Markets Fund		—			—			—
Overseas Fund		2,598			19			3,000
Preferred Securities Fund		424			1,178			300
SmallCap Growth Fund I		149			33			3,524
SmallCap Value Fund II		462			377			1,866
		$28,823			$22,245			$35,935
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	29,875,272	$323,549
Bond Market Index Fund (a)	9,216,341	101,748
Diversified International Fund (a)	32,067,673	386,095
Diversified Real Asset Fund (a)	12,201,456	142,025
Global Multi-Strategy Fund (a)	9,964,259	111,400
Global Opportunities Fund (a)	20,295,192	249,225
Global Real Estate Securities Fund (a)	24,293,652	225,202
High Yield Fund I (a)	8,353,998	83,206
Inflation Protection Fund (a)	4,225,231	35,788
International Emerging Markets Fund (a)	4,177,442	93,993
LargeCap Growth Fund (a)	13,722,048	160,136
LargeCap Growth Fund I (a)	34,756,649	474,428
LargeCap S&P 500 Index Fund (a)	35,090,445	522,848
LargeCap Value Fund (a)	22,855,199	293,918
LargeCap Value Fund III (a)	19,782,383	318,299
MidCap Growth Fund III (a)	16,456,918	181,355
MidCap Value Fund III (a)	8,340,893	165,483
Origin Emerging Markets Fund (a),(b)	8,432,895	78,173
Overseas Fund (a)	35,133,072	383,302
SmallCap Growth Fund I (a)	7,916,727	104,501
SmallCap Value Fund II (a)	7,427,163	99,078
		$4,533,752
TOTAL INVESTMENT COMPANIES		$4,533,752
Total Investments		$4,533,752
Liabilities in Excess of Other Assets, Net - (0.01)%		$(608)
TOTAL NET ASSETS - 100.00%		$4,533,144

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.17%
International Equity Funds	31.24%
Fixed Income Funds	12.01%
Specialty Funds	5.59%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	22,604,730	$245,381	9,772,464	$107,033	2,501,922	$27,356	29,875,272	$325,049
Bond Market Index Fund	—	—	9,908,399	110,284	692,058	7,684	9,216,341	102,602
Core Plus Bond Fund I	11,830,686	128,414	—	—	11,830,686	133,217	—	—
Diversified International Fund	30,593,219	376,075	4,163,094	50,245	2,688,640	31,590	32,067,673	394,657
Diversified Real Asset Fund	5,962,170	65,632	6,892,357	83,165	653,071	7,932	12,201,456	140,870
Global Multi-Strategy Fund	9,091,162	95,318	1,690,372	18,919	817,275	9,129	9,964,259	105,166
Global Opportunities Fund	19,807,034	220,608	3,373,697	39,814	2,885,539	35,424	20,295,192	225,551
Global Real Estate Securities Fund	24,739,965	188,770	2,136,171	20,025	2,582,484	24,215	24,293,652	185,005
High Yield Fund I	7,796,152	75,132	2,295,730	23,427	1,737,884	17,847	8,353,998	80,745
Inflation Protection Fund	—	—	4,315,816	36,728	90,585	771	4,225,231	35,956
International Emerging Markets Fund	7,397,067	174,553	494,424	11,714	3,714,049	90,927	4,177,442	95,671
LargeCap Growth Fund	14,272,201	94,788	2,376,334	25,850	2,926,487	33,751	13,722,048	88,908
LargeCap Growth Fund I	44,292,560	369,756	6,841,941	85,339	16,377,852	214,540	34,756,649	267,138
LargeCap S&P 500 Index Fund	23,960,154	213,162	13,332,077	197,368	2,201,786	32,177	35,090,445	381,060
LargeCap Value Fund	19,959,207	195,291	4,662,472	59,570	1,766,480	23,785	22,855,199	231,432
LargeCap Value Fund III	30,354,664	411,645	2,146,664	33,999	12,718,945	203,292	19,782,383	264,151
MidCap Growth Fund III	12,191,738	124,047	5,428,380	57,210	1,163,200	13,598	16,456,918	167,892
MidCap Value Fund III	7,050,893	115,468	1,940,835	38,354	650,835	13,209	8,340,893	140,904
Origin Emerging Markets Fund	—	—	8,598,055	88,179	165,160	1,657	8,432,895	86,527
Overseas Fund	31,519,541	310,259	6,490,106	70,129	2,876,575	31,598	35,133,072	348,716
Preferred Securities Fund	6,743,014	67,465	506,646	5,234	7,249,660	75,695	—	—
SmallCap Growth Fund I	6,720,991	64,678	1,792,023	21,206	596,287	7,831	7,916,727	78,059
SmallCap Value Fund II	6,806,620	55,816	1,204,621	15,481	584,078	7,952	7,427,163	63,406
		$3,592,258		$1,199,273		$1,045,177		$3,809,465

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$6,412			$(9)			$—
Bond Market Index Fund		1,608			2			—
Core Plus Bond Fund I		—			4,803			—
Diversified International Fund		5,411			(73)			—
Diversified Real Asset Fund		1,136			5			383
Global Multi-Strategy Fund		1,197			58			1,256
Global Opportunities Fund		17,421			553			8,281
Global Real Estate Securities Fund		6,250			425			1,042
High Yield Fund I		3,432			33			437
Inflation Protection Fund		—			(1)			—
International Emerging Markets Fund		2,927			331			—
LargeCap Growth Fund		261			2,021			16,795
LargeCap Growth Fund I		6,728			26,583			49,276
LargeCap S&P 500 Index Fund		6,255			2,707			—
LargeCap Value Fund		16,976			356			13,602
LargeCap Value Fund III		8,326			21,799			3,481
MidCap Growth Fund III		12,214			233			18,520
MidCap Value Fund III		5,511			291			6,367
Origin Emerging Markets Fund		—			5			—
Overseas Fund		11,715			(74)			13,579
Preferred Securities Fund		1,530			2,996			1,179
SmallCap Growth Fund I		647			6			15,330
SmallCap Value Fund II		2,024			61			8,172
		$117,981			$63,111		$157,700
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	3,421,144	$37,051
Bond Market Index Fund (a)	1,166,393	12,877
Diversified International Fund (a)	5,315,443	63,998
Diversified Real Asset Fund (a)	2,076,423	24,170
Global Multi-Strategy Fund (a)	1,378,195	15,408
Global Opportunities Fund (a)	3,762,395	46,202
Global Real Estate Securities Fund (a)	4,279,869	39,674
High Yield Fund I (a)	1,345,625	13,402
International Emerging Markets Fund (a)	701,999	15,795
LargeCap Growth Fund (a)	2,274,209	26,540
LargeCap Growth Fund I (a)	6,515,102	88,931
LargeCap S&P 500 Index Fund (a)	5,606,882	83,543
LargeCap Value Fund (a)	3,894,677	50,085
LargeCap Value Fund III (a)	3,466,854	55,782
MidCap Growth Fund III (a)	2,848,975	31,396
MidCap Value Fund III (a)	1,564,455	31,039
Origin Emerging Markets Fund (a),(b)	1,532,294	14,204
Overseas Fund (a)	5,943,680	64,846
SmallCap Growth Fund I (a)	1,279,220	16,886
SmallCap Value Fund II (a)	1,266,968	16,901
		$748,730
TOTAL INVESTMENT COMPANIES		$748,730
Total Investments		$748,730
Liabilities in Excess of Other Assets, Net - (0.01)%		$(95)
TOTAL NET ASSETS - 100.00%		$748,635

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.57%
International Equity Funds	32.69%
Fixed Income Funds	8.46%
Specialty Funds	5.29%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	2,442,611	$26,064	1,566,084	$17,198	587,551	$6,420	3,421,144	$36,837
Bond Market Index Fund	—	—	1,341,262	14,984	174,869	1,949	1,166,393	13,035
Core Plus Bond Fund I	1,435,005	15,877	—	—	1,435,005	16,193	—	—
Diversified International Fund	5,206,594	52,815	1,116,897	13,256	1,008,048	11,867	5,315,443	54,159
Diversified Real Asset Fund	836,456	9,765	1,423,610	17,183	183,643	2,246	2,076,423	24,693
Global Multi-Strategy Fund	1,365,790	14,419	277,270	3,088	264,865	2,971	1,378,195	14,583
Global Opportunities Fund	3,467,876	39,464	964,894	11,522	670,375	8,628	3,762,395	42,521
Global Real Estate Securities Fund	4,286,163	33,961	801,460	7,539	807,754	7,520	4,279,869	34,182
High Yield Fund I	1,293,214	12,929	306,272	3,124	253,861	2,596	1,345,625	13,458
International Emerging Markets Fund	1,146,624	26,106	206,041	4,895	650,666	15,741	701,999	15,296
LargeCap Growth Fund	2,417,882	18,829	612,526	6,767	756,199	8,867	2,274,209	17,121
LargeCap Growth Fund I	7,207,103	68,896	1,795,285	22,796	2,487,286	33,378	6,515,102	59,977
LargeCap S&P 500 Index Fund	4,228,751	40,300	2,198,275	32,514	820,144	12,028	5,606,882	61,444
LargeCap Value Fund	3,422,665	35,189	1,129,107	14,481	657,095	9,163	3,894,677	40,850
LargeCap Value Fund III	5,247,481	72,115	811,335	12,854	2,591,962	41,376	3,466,854	46,736
MidCap Growth Fund III	2,000,673	21,604	1,250,000	13,411	401,698	4,974	2,848,975	30,117
MidCap Value Fund III	1,266,827	21,396	542,780	10,782	245,152	5,083	1,564,455	27,282
Origin Emerging Markets Fund	—	—	1,555,951	15,862	23,657	241	1,532,294	15,622
Overseas Fund	5,489,206	58,162	1,528,271	16,410	1,073,797	12,084	5,943,680	62,490
Preferred Securities Fund	1,406,490	14,125	197,382	2,042	1,603,872	16,766	—	—
SmallCap Growth Fund I	1,087,627	11,147	404,198	4,897	212,605	2,896	1,279,220	13,168
SmallCap Value Fund II	1,167,398	11,860	322,173	4,200	222,603	3,096	1,266,968	13,013
		$605,023		$249,805		$226,083		$636,584

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$675			$(5)			$—
Bond Market Index Fund		187			—			—
Core Plus Bond Fund I		—			316			—
Diversified International Fund		837			(45)			—
Diversified Real Asset Fund		145			(9)			49
Global Multi-Strategy Fund		163			47			171
Global Opportunities Fund		2,759			163			1,311
Global Real Estate Securities Fund		1,004			202			163
High Yield Fund I		546			1			66
International Emerging Markets Fund		414			36			—
LargeCap Growth Fund		40			392			2,565
LargeCap Growth Fund I		990			1,663			7,245
LargeCap S&P 500 Index Fund		997			658			—
LargeCap Value Fund		2,627			343			2,105
LargeCap Value Fund III		1,300			3,143			543
MidCap Growth Fund III		1,810			76			2,745
MidCap Value Fund III		894			187			1,032
Origin Emerging Markets Fund		—			1			—
Overseas Fund		1,851			2			2,140
Preferred Securities Fund		311			599			222
SmallCap Growth Fund I		95			20			2,242
SmallCap Value Fund II		313			49			1,266
		$17,958			$7,839			$23,865
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	7,506,314	$81,293
Bond Market Index Fund (a)	2,208,198	24,378
Diversified International Fund (a)	17,187,924	206,943
Diversified Real Asset Fund (a)	5,377,154	62,590
Global Multi-Strategy Fund (a)	4,061,588	45,409
Global Opportunities Fund (a)	12,156,583	149,283
Global Real Estate Securities Fund (a)	12,447,915	115,392
High Yield Fund I (a)	4,579,862	45,615
International Emerging Markets Fund (a)	2,413,187	54,297
LargeCap Growth Fund (a)	7,493,016	87,443
LargeCap Growth Fund I (a)	20,288,193	276,934
LargeCap S&P 500 Index Fund (a)	17,480,312	260,457
LargeCap Value Fund (a)	12,466,974	160,325
LargeCap Value Fund III (a)	11,858,135	190,797
MidCap Growth Fund III (a)	8,765,774	96,599
MidCap Value Fund III (a)	4,937,701	97,964
Origin Emerging Markets Fund (a),(b)	5,163,564	47,866
Overseas Fund (a)	19,202,806	209,503
SmallCap Growth Fund I (a)	4,074,299	53,781
SmallCap Value Fund II (a)	3,872,767	51,663
		$2,318,532
TOTAL INVESTMENT COMPANIES		$2,318,532
Total Investments		$2,318,532
Liabilities in Excess of Other Assets, Net - (0.01)%		$(285)
TOTAL NET ASSETS - 100.00%		$2,318,247

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.03%
International Equity Funds	33.79%
Fixed Income Funds	6.53%
Specialty Funds	4.66%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,337,877	$36,100	4,595,038	$50,451	426,601	$4,665	7,506,314	$81,885
Bond Market Index Fund	—	—	2,309,827	25,798	101,629	1,126	2,208,198	24,672
Core Plus Bond Fund I	2,437,095	26,503	—	—	2,437,095	27,432	—	—
Diversified International Fund	16,279,729	194,661	2,195,440	26,012	1,287,245	15,094	17,187,924	205,558
Diversified Real Asset Fund	2,310,117	25,744	3,312,024	39,965	244,987	2,970	5,377,154	62,739
Global Multi-Strategy Fund	3,465,410	36,139	879,510	9,814	283,332	3,161	4,061,588	42,806
Global Opportunities Fund	10,772,907	121,465	2,247,056	26,666	863,380	10,685	12,156,583	137,472
Global Real Estate Securities Fund	13,476,113	103,994	1,508,388	14,157	2,536,586	24,035	12,447,915	95,100
High Yield Fund I	4,016,356	41,019	1,365,428	14,024	801,922	8,235	4,579,862	46,833
International Emerging Markets Fund	3,840,680	92,297	368,380	8,745	1,795,873	43,717	2,413,187	57,442
LargeCap Growth Fund	7,543,771	52,852	1,478,699	16,196	1,529,454	17,371	7,493,016	52,091
LargeCap Growth Fund I	23,044,504	203,165	4,211,718	52,919	6,968,029	91,829	20,288,193	168,591
LargeCap S&P 500 Index Fund	12,276,133	112,661	6,216,648	92,225	1,012,469	14,780	17,480,312	190,712
LargeCap Value Fund	10,259,599	102,609	3,023,533	38,712	816,158	10,885	12,466,974	130,530
LargeCap Value Fund III	16,103,317	218,804	1,511,730	23,992	5,756,912	92,255	11,858,135	159,256
MidCap Growth Fund III	6,172,227	63,385	3,129,947	33,316	536,400	6,172	8,765,774	90,540
MidCap Value Fund III	3,550,422	58,275	1,686,727	33,654	299,448	6,044	4,937,701	85,932
Origin Emerging Markets Fund	—	—	5,244,224	54,007	80,660	811	5,163,564	53,198
Overseas Fund	17,129,903	172,781	3,469,262	37,048	1,396,359	15,222	19,202,806	194,599
Preferred Securities Fund	4,312,486	44,284	390,573	4,037	4,703,059	49,075	—	—
SmallCap Growth Fund I	3,325,299	33,530	1,021,828	12,212	272,828	3,540	4,074,299	42,202
SmallCap Value Fund II	3,411,928	29,174	728,623	9,429	267,784	3,622	3,872,767	34,980
		$1,769,442		$623,379		$452,726		$1,957,138

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,357			$(1)			$—
Bond Market Index Fund		176			—			—
Core Plus Bond Fund I		—			929			—
Diversified International Fund		2,930			(21)			—
Diversified Real Asset Fund		449			—			151
Global Multi-Strategy Fund		464			14			486
Global Opportunities Fund		9,624			26			4,573
Global Real Estate Securities Fund		3,446			984			576
High Yield Fund I		1,806			25			228
International Emerging Markets Fund		1,548			117			—
LargeCap Growth Fund		140			414			9,005
LargeCap Growth Fund I		3,552			4,336			26,010
LargeCap S&P 500 Index Fund		3,254			606			—
LargeCap Value Fund		8,855			94			7,094
LargeCap Value Fund III		4,483			8,715			1,874
MidCap Growth Fund III		6,274			11			9,513
MidCap Value Fund III		2,818			47			3,255
Origin Emerging Markets Fund		—			2			—
Overseas Fund		6,474			(8)			7,492
Preferred Securities Fund		937			754			765
SmallCap Growth Fund I		325			—			7,699
SmallCap Value Fund II		1,030			(1)			4,158
		$59,942			$17,043			$82,879
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	356,588	$3,862
Bond Market Index Fund (a)	101,950	1,125
Diversified International Fund (a)	1,622,263	19,532
Diversified Real Asset Fund (a)	421,962	4,912
Global Multi-Strategy Fund (a)	332,990	3,723
Global Opportunities Fund (a)	1,161,231	14,260
Global Real Estate Securities Fund (a)	1,228,590	11,389
High Yield Fund I (a)	392,226	3,907
International Emerging Markets Fund (a)	209,778	4,720
LargeCap Growth Fund (a)	683,330	7,974
LargeCap Growth Fund I (a)	1,911,435	26,091
LargeCap S&P 500 Index Fund (a)	1,756,853	26,177
LargeCap Value Fund (a)	1,191,270	15,320
LargeCap Value Fund III (a)	1,135,084	18,263
MidCap Growth Fund III (a)	836,037	9,213
MidCap Value Fund III (a)	469,736	9,320
Origin Emerging Markets Fund (a),(b)	489,033	4,533
Overseas Fund (a)	1,772,554	19,339
SmallCap Growth Fund I (a)	387,401	5,114
SmallCap Value Fund II (a)	366,082	4,883
		$213,657
TOTAL INVESTMENT COMPANIES		$213,657
Total Investments		$213,657
Liabilities in Excess of Other Assets, Net - (0.01)%		$(25)
TOTAL NET ASSETS - 100.00%		$213,632

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.27%
International Equity Funds	34.53%
Fixed Income Funds	4.17%
Specialty Funds	4.04%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	204,163	$2,164	184,559	$2,019	32,134	$349	356,588	$3,834
Bond Market Index Fund	—	—	110,810	1,236	8,860	99	101,950	1,137
Core Plus Bond Fund I	162,744	1,809	—	—	162,744	1,835	—	—
Diversified International Fund	1,253,301	13,422	509,757	6,096	140,795	1,655	1,622,263	17,861
Diversified Real Asset Fund	187,609	2,226	257,395	3,109	23,042	281	421,962	5,054
Global Multi-Strategy Fund	261,618	2,773	101,438	1,132	30,066	337	332,990	3,570
Global Opportunities Fund	868,322	10,039	390,273	4,695	97,364	1,242	1,161,231	13,491
Global Real Estate Securities Fund	1,007,881	8,148	329,122	3,094	108,413	1,008	1,228,590	10,239
High Yield Fund I	305,090	3,147	121,544	1,240	34,408	352	392,226	4,035
International Emerging Markets Fund	301,296	7,167	87,384	2,083	178,902	4,373	209,778	4,881
LargeCap Growth Fund	596,624	5,248	236,948	2,645	150,242	1,746	683,330	6,159
LargeCap Growth Fund I	1,805,108	18,977	683,558	8,774	577,231	7,574	1,911,435	20,210
LargeCap S&P 500 Index Fund	1,003,813	10,405	866,227	12,697	113,187	1,658	1,756,853	21,471
LargeCap Value Fund	794,330	8,773	485,190	6,240	88,250	1,218	1,191,270	13,811
LargeCap Value Fund III	1,266,180	17,519	339,688	5,398	470,784	7,585	1,135,084	15,615
MidCap Growth Fund III	448,057	5,077	442,490	4,792	54,510	661	836,037	9,209
MidCap Value Fund III	294,640	5,106	208,549	4,157	33,453	689	469,736	8,579
Origin Emerging Markets Fund	—	—	494,107	5,057	5,074	51	489,033	5,006
Overseas Fund	1,356,961	14,769	568,765	6,132	153,172	1,710	1,772,554	19,190
Preferred Securities Fund	317,354	3,223	64,776	671	382,130	3,990	—	—
SmallCap Growth Fund I	269,818	3,109	147,910	1,821	30,327	409	387,401	4,521
SmallCap Value Fund II	275,315	3,041	120,908	1,592	30,141	418	366,082	4,215
		$146,142		$84,680		$39,240		$192,088

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$70			$—			$—
Bond Market Index Fund		19			—			—
Core Plus Bond Fund I		—			26			—
Diversified International Fund		225			(2)			—
Diversified Real Asset Fund		36			—			12
Global Multi-Strategy Fund		35			2			36
Global Opportunities Fund		765			(1)			363
Global Real Estate Securities Fund		267			5			42
High Yield Fund I		147			—			17
International Emerging Markets Fund		121			4			—
LargeCap Growth Fund		11			12			699
LargeCap Growth Fund I		274			33			2,004
LargeCap S&P 500 Index Fund		262			27			—
LargeCap Value Fund		674			16			540
LargeCap Value Fund III		347			283			145
MidCap Growth Fund III		450			1			682
MidCap Value Fund III		230			5			266
Origin Emerging Markets Fund		—			—			—
Overseas Fund		508			(1)			585
Preferred Securities Fund		69			96			56
SmallCap Growth Fund I		26			—			615
SmallCap Value Fund II		82			—			330
		$4,618			$506			$6,392
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	173,175	$1,876
Bond Market Index Fund (a)	48,203	532
Diversified International Fund (a)	779,635	9,387
Diversified Real Asset Fund (a)	196,773	2,290
Global Multi-Strategy Fund (a)	174,300	1,949
Global Opportunities Fund (a)	547,895	6,728
Global Real Estate Securities Fund (a)	525,231	4,869
High Yield Fund I (a)	191,384	1,906
International Emerging Markets Fund (a)	108,769	2,447
LargeCap Growth Fund (a)	327,952	3,827
LargeCap Growth Fund I (a)	847,360	11,566
LargeCap S&P 500 Index Fund (a)	832,870	12,410
LargeCap Value Fund (a)	530,864	6,827
LargeCap Value Fund III (a)	512,542	8,247
MidCap Growth Fund III (a)	398,497	4,391
MidCap Value Fund III (a)	215,978	4,285
Origin Emerging Markets Fund (a),(b)	229,952	2,132
Overseas Fund (a)	859,814	9,381
SmallCap Growth Fund I (a)	174,859	2,308
SmallCap Value Fund II (a)	164,078	2,189
		$99,547
TOTAL INVESTMENT COMPANIES		$99,547
Total Investments		$99,547
Liabilities in Excess of Other Assets, Net - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$99,540

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.32%
International Equity Funds	35.10%
Fixed Income Funds	4.33%
Specialty Funds	4.26%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	84,101	$919	100,248	$1,097	11,174	$122	173,175	$1,894
Bond Market Index Fund	—	—	50,875	566	2,672	30	48,203	536
Core Plus Bond Fund I	23,582	261	—	—	23,582	268	—	—
Diversified International Fund	370,889	4,451	457,542	5,472	48,796	574	779,635	9,349
Diversified Real Asset Fund	55,598	703	149,978	1,814	8,803	107	196,773	2,410
Global Multi-Strategy Fund	85,425	937	99,786	1,115	10,911	122	174,300	1,930
Global Opportunities Fund	248,945	3,162	332,347	4,028	33,397	410	547,895	6,780
Global Real Estate Securities Fund	297,988	2,594	314,751	2,962	87,508	828	525,231	4,727
High Yield Fund I	89,908	955	113,311	1,157	11,835	121	191,384	1,991
International Emerging Markets Fund	95,392	2,342	84,931	2,031	71,554	1,756	108,769	2,622
LargeCap Growth Fund	153,355	1,713	194,226	2,194	19,629	223	327,952	3,684
LargeCap Growth Fund I	496,248	6,377	565,656	7,352	214,544	2,785	847,360	10,942
LargeCap S&P 500 Index Fund	278,981	3,748	592,654	8,703	38,765	566	832,870	11,885
LargeCap Value Fund	211,500	2,815	348,853	4,500	29,489	389	530,864	6,926
LargeCap Value Fund III	351,821	5,252	323,643	5,150	162,922	2,621	512,542	7,806
MidCap Growth Fund III	133,976	1,645	285,166	3,113	20,645	233	398,497	4,524
MidCap Value Fund III	82,942	1,641	144,639	2,887	11,603	233	215,978	4,295
Origin Emerging Markets Fund	—	—	233,869	2,389	3,917	40	229,952	2,349
Overseas Fund	376,172	4,455	536,350	5,820	52,708	572	859,814	9,701
Preferred Securities Fund	92,672	956	55,175	572	147,847	1,544	—	—
SmallCap Growth Fund I	72,981	1,009	112,213	1,410	10,335	133	174,859	2,286
SmallCap Value Fund II	73,391	1,008	100,580	1,338	9,893	133	164,078	2,213
		$46,943		$65,670		$13,810		$98,850

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$27			$—			$—
Bond Market Index Fund		6			—			—
Core Plus Bond Fund I		—			7			—
Diversified International Fund		77			—			—
Diversified Real Asset Fund		12			—			4
Global Multi-Strategy Fund		13			—			14
Global Opportunities Fund		251			—			119
Global Real Estate Securities Fund		97			(1)			14
High Yield Fund I		59			—			6
International Emerging Markets Fund		44			5			—
LargeCap Growth Fund		3			—			205
LargeCap Growth Fund I		86			(2)			628
LargeCap S&P 500 Index Fund		83			—			—
LargeCap Value Fund		205			—			164
LargeCap Value Fund III		110			25			46
MidCap Growth Fund III		153			(1)			232
MidCap Value Fund III		74			—			85
Origin Emerging Markets Fund		—			—			—
Overseas Fund		163			(2)			187
Preferred Securities Fund		24			16			19
SmallCap Growth Fund I		8			—			190
SmallCap Value Fund II		25			—			101
		$1,520			$47			$2,014
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	36,191	$400
Diversified International Fund (a)	11,646	140
Diversified Real Asset Fund (a)	6,070	71
Global Diversified Income Fund (a)	7,302	101
Inflation Protection Fund (a)	10,734	91
International Emerging Markets Fund (a)	811	18
LargeCap S&P 500 Index Fund (a)	20,632	307
MidCap S&P 400 Index Fund (a)	3,412	69
Origin Emerging Markets Fund (a),(b)	1,887	17
Short-Term Income Fund (a)	8,265	101
SmallCap S&P 600 Index Fund (a)	1,401	35
		$1,350
TOTAL INVESTMENT COMPANIES		$1,350
Total Investments		$1,350
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$1,350

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		43.77%
Domestic Equity Funds		30.45%
International Equity Funds		13.04%
Specialty Funds		12.74%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	297	$3	36,406	$401	512		$6	36,191	$398
Diversified International Fund	95	1	11,719	140	168		2	11,646	139
Diversified Real Asset Fund	33	—	6,093	71	56		—	6,070	71
Global Diversified Income Fund	—	—	7,302	101	—		—	7,302	101
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	52	—	10,768	91	86		—	10,734	91
International Emerging Markets Fund	8	—	818	18	15		—	811	18
LargeCap S&P 500 Index Fund	173	3	20,751	307	292		4	20,632	306
MidCap S&P 400 Index Fund	25	1	3,428	68	41		1	3,412	68
Origin Emerging Markets Fund	—	—	1,887	17	—		—	1,887	17
Short-Term Income Fund	61	1	8,304	101	100		1	8,265	101
SmallCap S&P 600 Index Fund	14	—	1,414	35	27		1	1,401	34
		$10		$1,351			$17		$1,344

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		1			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$1			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.94%
Bond Market Index Fund (a)	43,389	$479
Diversified International Fund (a)	18,793	226
Diversified Real Asset Fund (a)	6,979	81
Global Diversified Income Fund (a)	8,490	118
Global Real Estate Securities Fund (a)	4,887	45
Inflation Protection Fund (a)	8,533	72
International Emerging Markets Fund (a)	1,289	29
LargeCap S&P 500 Index Fund (a)	33,271	496
MidCap S&P 400 Index Fund (a)	5,483	111
Origin Emerging Markets Fund (a),(b)	3,018	28
Short-Term Income Fund (a)	5,913	72
SmallCap S&P 600 Index Fund (a)	2,211	55
		$1,812
TOTAL INVESTMENT COMPANIES		$1,812
Total Investments		$1,812
Other Assets in Excess of Liabilities, Net - 0.06%		$1
TOTAL NET ASSETS - 100.00%		$1,813

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		36.45%
Fixed Income Funds		34.39%
International Equity Funds		18.12%
Specialty Funds		10.98%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	237	$3	43,539	$479	387		$4	43,389	$478
Diversified International Fund	113	1	18,877	225	197		2	18,793	224
Diversified Real Asset Fund	29	—	7,000	81	50		—	6,979	81
Global Diversified Income Fund	—	—	8,490	118	—		—	8,490	118
Global Real Estate Securities Fund	29	—	4,905	45	47		—	4,887	45
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	40	—	8,558	72	65		—	8,533	72
International Emerging Markets Fund	12	—	1,302	29	25		—	1,289	29
LargeCap S&P 500 Index Fund	205	3	33,408	495	342		5	33,271	493
MidCap S&P 400 Index Fund	30	1	5,503	109	50		1	5,483	109
Origin Emerging Markets Fund	—	—	3,018	28	—		—	3,018	28
Short-Term Income Fund	33	—	5,934	72	54		—	5,913	72
SmallCap S&P 600 Index Fund	16	1	2,226	54	31		1	2,211	54
		$10		$1,808			$15		$1,803

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		1			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$1			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	28,650	$316
Diversified International Fund (a)	15,547	187
Diversified Real Asset Fund (a)	4,916	57
Global Diversified Income Fund (a)	5,176	72
Global Real Estate Securities Fund (a)	4,223	39
Inflation Protection Fund (a)	4,762	40
International Emerging Markets Fund (a)	1,044	24
LargeCap S&P 500 Index Fund (a)	27,495	410
MidCap S&P 400 Index Fund (a)	4,578	93
Origin Emerging Markets Fund (a),(b)	2,524	23
SmallCap S&P 600 Index Fund (a)	1,834	46
		$1,307
TOTAL INVESTMENT COMPANIES		$1,307
Total Investments		$1,307
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$1,307

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		41.93%
Fixed Income Funds		27.29%
International Equity Funds		20.90%
Specialty Funds		9.88%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	207	$2	33,397	$368	4,954		$54	28,650	$316
Diversified International Fund	127	2	18,137	217	2,717		33	15,547	186
Diversified Real Asset Fund	22	—	5,721	67	827		10	4,916	57
Global Diversified Income Fund	—	—	6,003	83	827		11	5,176	72
Global Real Estate Securities Fund	45	—	4,940	46	762		7	4,223	39
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	35	—	5,551	47	824		7	4,762	40
International Emerging Markets Fund	14	—	1,228	28	198		5	1,044	23
LargeCap S&P 500 Index Fund	232	3	32,037	475	4,774		72	27,495	407
MidCap S&P 400 Index Fund	34	1	5,325	106	781		16	4,578	91
Origin Emerging Markets Fund	—	—	2,930	27	406		4	2,524	23
SmallCap S&P 600 Index Fund	19	1	2,143	52	328		8	1,834	45
		$10		$1,517			$229		$1,299

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		1			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			1				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$1			$1	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.95%
Bond Market Index Fund (a)	40,017	$442
Diversified International Fund (a)	29,243	352
Diversified Real Asset Fund (a)	7,962	93
Global Diversified Income Fund (a)	6,386	89
Global Real Estate Securities Fund (a)	8,362	77
Inflation Protection Fund (a)	5,996	51
International Emerging Markets Fund (a)	1,970	44
LargeCap S&P 500 Index Fund (a)	51,541	768
MidCap S&P 400 Index Fund (a)	8,538	172
Origin Emerging Markets Fund (a),(b)	4,642	43
SmallCap S&P 600 Index Fund (a)	3,470	86
		$2,217
TOTAL INVESTMENT COMPANIES		$2,217
Total Investments		$2,217
Other Assets in Excess of Liabilities, Net - 0.05%		$1
TOTAL NET ASSETS - 100.00%		$2,218

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		46.26%
International Equity Funds		23.30%
Fixed Income Funds		22.21%
Specialty Funds		8.18%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	158	$2	43,470	$479	3,611		$40	40,017	$441
Diversified International Fund	138	2	31,787	380	2,682		33	29,243	349
Diversified Real Asset Fund	20	—	8,643	100	701		8	7,962	92
Global Diversified Income Fund	—	—	6,922	96	536		8	6,386	88
Global Real Estate Securities Fund	53	—	9,107	84	798		7	8,362	77
High Yield Fund I	48	—	82	1	130		1	—	—
Inflation Protection Fund	29	—	6,518	55	551		4	5,996	51
International Emerging Markets Fund	16	—	2,152	48	198		4	1,970	44
LargeCap S&P 500 Index Fund	255	4	55,989	830	4,703		71	51,541	764
MidCap S&P 400 Index Fund	36	1	9,265	184	763		15	8,538	170
Origin Emerging Markets Fund	—	—	5,030	47	388		4	4,642	43
SmallCap S&P 600 Index Fund	20	1	3,776	92	326		8	3,470	85
		$10		$2,396			$203		$2,204

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		1			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			1				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$1			$1	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2035 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	26,916	$297
Diversified International Fund (a)	25,552	308
Diversified Real Asset Fund (a)	6,087	71
Global Real Estate Securities Fund (a)	7,674	71
High Yield Fund I (a)	3,578	36
Inflation Protection Fund (a)	3,140	27
International Emerging Markets Fund (a)	1,700	38
LargeCap S&P 500 Index Fund (a)	44,985	670
MidCap S&P 400 Index Fund (a)	7,419	150
Origin Emerging Markets Fund (a),(b)	4,108	38
SmallCap S&P 600 Index Fund (a)	3,000	74
		$1,780
TOTAL INVESTMENT COMPANIES		$1,780
Total Investments		$1,780
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$1,780

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50.26%
International Equity Funds		25.57%
Fixed Income Funds		20.19%
Specialty Funds		3.98%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	119	$1	26,993	$297	196		$2	26,916	$296
Diversified International Fund	152	2	25,661	306	261		3	25,552	305
Diversified Real Asset Fund	17	—	6,100	71	30		—	6,087	71
Global Real Estate Securities Fund	59	1	7,723	71	108		1	7,674	71
High Yield Fund I	46	—	3,635	36	103		1	3,578	35
Inflation Protection Fund	17	—	3,152	27	29		—	3,140	27
International Emerging Markets Fund	17	—	1,719	39	36		1	1,700	38
LargeCap S&P 500 Index Fund	274	4	45,157	669	446		6	44,985	667
MidCap S&P 400 Index Fund	39	1	7,444	148	64		1	7,419	148
Origin Emerging Markets Fund	—	—	4,108	38	—		—	4,108	38
SmallCap S&P 600 Index Fund	22	1	3,019	74	41		2	3,000	73
		$10		$1,776			$17		$1,769

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		1			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$1			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2040 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	3,370	$37
Diversified International Fund (a)	4,624	56
Diversified Real Asset Fund (a)	903	10
Global Real Estate Securities Fund (a)	1,465	14
High Yield Fund I (a)	608	6
Inflation Protection Fund (a)	355	3
International Emerging Markets Fund (a)	308	7
LargeCap S&P 500 Index Fund (a)	8,161	122
MidCap S&P 400 Index Fund (a)	1,351	27
Origin Emerging Markets Fund (a),(b)	743	7
SmallCap S&P 600 Index Fund (a)	546	13
		$302
TOTAL INVESTMENT COMPANIES		$302
Total Investments		$302
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$302

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.70%
International Equity Funds		27.50%
Fixed Income Funds		15.32%
Specialty Funds		3.48%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	93	$1	3,429	$38	152		$2	3,370	$37
Diversified International Fund	166	2	4,744	57	286		4	4,624	55
Diversified Real Asset Fund	15	—	914	11	26		—	903	11
Global Real Estate Securities Fund	61	1	1,510	14	106		2	1,465	13
High Yield Fund I	38	—	652	6	82		—	608	6
Inflation Protection Fund	—	—	355	3	—		—	355	3
International Emerging Markets Fund	18	—	328	7	38		—	308	7
LargeCap S&P 500 Index Fund	292	4	8,343	123	474		6	8,161	121
MidCap S&P 400 Index Fund	42	1	1,377	27	68		1	1,351	27
Origin Emerging Markets Fund	—	—	743	7	—		—	743	7
SmallCap S&P 600 Index Fund	23	1	567	14	44		2	546	13
		$10		$307			$17		$300

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 99.85%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.85%
Bond Market Index Fund (a)	5,513	$61
Diversified International Fund (a)	10,659	128
Diversified Real Asset Fund (a)	1,986	23
Global Real Estate Securities Fund (a)	3,577	33
High Yield Fund I (a)	1,335	13
International Emerging Markets Fund (a)	707	16
LargeCap S&P 500 Index Fund (a)	18,769	280
MidCap S&P 400 Index Fund (a)	3,118	63
Origin Emerging Markets Fund (a),(b)	1,708	16
SmallCap S&P 600 Index Fund (a)	1,254	31
		$664
TOTAL INVESTMENT COMPANIES		$664
Total Investments		$664
Other Assets in Excess of Liabilities, Net - 0.15%		$1
TOTAL NET ASSETS - 100.00%		$665

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.20%
International Equity Funds		29.02%
Fixed Income Funds		11.15%
Specialty Funds		3.48%
Other Assets in Excess of Liabilities, Net		0.15%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	68	$1	5,564	$61	119		$1	5,513	$61
Diversified International Fund	177	2	10,810	129	328		4	10,659	127
Diversified Real Asset Fund	13	—	1,997	23	24		—	1,986	23
Global Real Estate Securities Fund	62	1	3,624	33	109		1	3,577	33
High Yield Fund I	29	—	1,366	14	60		1	1,335	13
International Emerging Markets Fund	19	—	731	16	43		—	707	16
LargeCap S&P 500 Index Fund	303	4	18,987	281	521		7	18,769	278
MidCap S&P 400 Index Fund	44	1	3,150	63	76		2	3,118	62
Origin Emerging Markets Fund	—	—	1,708	16	—		—	1,708	16
SmallCap S&P 600 Index Fund	24	1	1,278	31	48		1	1,254	31
		$10		$667			$17		$660

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	2,256	$25
Diversified International Fund (a)	6,410	77
Diversified Real Asset Fund (a)	985	11
Global Real Estate Securities Fund (a)	2,071	19
High Yield Fund I (a)	773	8
International Emerging Markets Fund (a)	426	10
LargeCap S&P 500 Index Fund (a)	11,309	168
MidCap S&P 400 Index Fund (a)	1,872	38
Origin Emerging Markets Fund (a),(b)	1,029	10
SmallCap S&P 600 Index Fund (a)	758	19
		$385
TOTAL INVESTMENT COMPANIES		$385
Total Investments		$385
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$385

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		58.56%
International Equity Funds		29.99%
Fixed Income Funds		8.47%
Specialty Funds		2.98%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	46	$1	2,285	$25	75		$1	2,256	$25
Diversified International Fund	185	2	6,547	78	322		3	6,410	77
Diversified Real Asset Fund	13	—	995	12	23		1	985	11
Global Real Estate Securities Fund	63	1	2,114	19	106		1	2,071	19
High Yield Fund I	24	—	793	8	44		—	773	8
International Emerging Markets Fund	20	—	448	10	42		—	426	10
LargeCap S&P 500 Index Fund	313	4	11,497	170	501		7	11,309	167
MidCap S&P 400 Index Fund	45	1	1,901	38	74		2	1,872	37
Origin Emerging Markets Fund	—	—	1,029	10	—		—	1,029	10
SmallCap S&P 600 Index Fund	25	1	779	19	46		2	758	18
		$10		$389			$17		$382

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2055 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	555	$6
Diversified International Fund (a)	2,290	28
Diversified Real Asset Fund (a)	291	3
Global Real Estate Securities Fund (a)	735	7
High Yield Fund I (a)	274	3
International Emerging Markets Fund (a)	156	4
LargeCap S&P 500 Index Fund (a)	4,139	62
MidCap S&P 400 Index Fund (a)	716	14
Origin Emerging Markets Fund (a),(b)	370	3
SmallCap S&P 600 Index Fund (a)	277	7
		$137
TOTAL INVESTMENT COMPANIES		$137
Total Investments		$137
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$137

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		60.90%
International Equity Funds		30.17%
Fixed Income Funds		6.46%
Specialty Funds		2.47%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	38	$—	579	$6	62		$—	555	$6
Diversified International Fund	188	2	2,429	29	327		4	2,290	27
Diversified Real Asset Fund	12	—	299	4	20		1	291	3
Global Real Estate Securities Fund	64	1	778	7	107		1	735	7
High Yield Fund I	22	—	290	3	38		—	274	3
International Emerging Markets Fund	20	—	179	4	43		—	156	4
LargeCap S&P 500 Index Fund	316	5	4,323	64	500		8	4,139	61
MidCap S&P 400 Index Fund	46	1	745	15	75		2	716	14
Origin Emerging Markets Fund	—	—	370	3	—		—	370	3
SmallCap S&P 600 Index Fund	25	1	299	7	47		1	277	7
		$10		$142			$17		$135

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	44	$1
Diversified International Fund (a)	177	2
Diversified Real Asset Fund (a)	22	—
Global Real Estate Securities Fund (a)	57	1
High Yield Fund I (a)	22	—
International Emerging Markets Fund (a)	11	—
LargeCap S&P 500 Index Fund (a)	333	5
MidCap S&P 400 Index Fund (a)	56	1
Origin Emerging Markets Fund (a),(b)	26	—
SmallCap S&P 600 Index Fund (a)	22	1
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		62.63%
International Equity Funds		28.63%
Fixed Income Funds		6.39%
Specialty Funds		2.35%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	38	$—	68	$1	62		$—	44	$1
Diversified International Fund	188	2	316	4	327		4	177	2
Diversified Real Asset Fund	12	—	31	—	21		—	22	—
Global Real Estate Securities Fund	64	1	101	1	108		1	57	1
High Yield Fund I	22	—	37	—	37		—	22	—
International Emerging Markets Fund	20	—	34	1	43		1	11	—
LargeCap S&P 500 Index Fund	316	5	518	7	501		7	333	5
MidCap S&P 400 Index Fund	46	1	85	2	75		2	56	1
Origin Emerging Markets Fund	—	—	26	—	—		—	26	—
SmallCap S&P 600 Index Fund	25	1	43	1	46		1	22	1
		$10		$17			$16		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid Income Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	12,136	$134
Diversified International Fund (a)	1,394	17
Diversified Real Asset Fund (a)	895	10
Global Diversified Income Fund (a)	2,388	33
Inflation Protection Fund (a)	4,927	42
International Emerging Markets Fund (a)	93	2
LargeCap S&P 500 Index Fund (a)	2,472	37
MidCap S&P 400 Index Fund (a)	410	8
Origin Emerging Markets Fund (a),(b)	224	2
Short-Term Income Fund (a)	4,840	59
SmallCap S&P 600 Index Fund (a)	156	4
		$348
TOTAL INVESTMENT COMPANIES		$348
Total Investments		$348
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$348

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		67.38%
Domestic Equity Funds		14.07%
Specialty Funds		12.53%
International Equity Funds		6.02%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	411	$5	12,464	$137	739		$8	12,136	$134
Diversified International Fund	41	—	1,423	17	70		—	1,394	17
Diversified Real Asset Fund	39	—	936	11	80		1	895	10
Global Diversified Income Fund	—	—	2,388	33	—		—	2,388	33
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	81	1	4,979	42	133		1	4,927	42
International Emerging Markets Fund	3	—	95	2	5		—	93	2
LargeCap S&P 500 Index Fund	77	1	2,524	37	129		2	2,472	36
MidCap S&P 400 Index Fund	11	—	418	8	19		—	410	8
Origin Emerging Markets Fund	—	—	224	2	—		—	224	2
Short-Term Income Fund	139	2	4,928	60	227		3	4,840	59
SmallCap S&P 600 Index Fund	6	—	162	4	12		—	156	4
		$10		$354			$17		$347

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$1			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$1			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	733,155	$12,163
Bond & Mortgage Securities Fund (a)	18,017,230	195,127
Bond Market Index Fund (a)	6,279,533	69,326
Diversified International Fund (a)	1,339,152	16,123
Diversified Real Asset Fund (a)	1,890,425	22,005
Equity Income Fund (a)	1,076,245	28,682
Global Diversified Income Fund (a)	5,129,884	71,203
Global Multi-Strategy Fund (a)	2,732,192	30,546
Global Opportunities Fund (a)	586,112	7,198
Inflation Protection Fund (a)	10,290,567	87,161
International Emerging Markets Fund (a)	183,823	4,136
LargeCap Growth Fund I (a)	1,020,335	13,928
LargeCap S&P 500 Index Fund (a)	1,192,835	17,773
MidCap Fund (a)	751,484	17,660
Origin Emerging Markets Fund (a),(b)	333,914	3,095
Overseas Fund (a)	1,545,196	16,858
Short-Term Income Fund (a)	10,364,460	126,446
SmallCap Growth Fund I (a)	446,700	5,896
SmallCap Value Fund II (a)	437,329	5,834
		$751,160
TOTAL INVESTMENT COMPANIES		$751,160
Total Investments		$751,160
Liabilities in Excess of Other Assets, Net - (0.01)%		$(68)
TOTAL NET ASSETS - 100.00%		$751,092

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.64%
Specialty Funds		16.48%
Domestic Equity Funds		13.58%
International Equity Funds		6.31%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	775,917	$12,246	42,762	$690	733,155	$11,564
Bond & Mortgage Securities Fund	17,850,327	194,204	4,860,462	53,193	4,693,559	51,425	18,017,230	195,963
Bond Market Index Fund	—	—	7,144,958	79,620	865,425	9,600	6,279,533	70,011
Core Plus Bond Fund I	9,737,553	103,421	—	—	9,737,553	109,611	—	—
Diversified International Fund	1,438,189	17,695	105,100	1,227	204,137	2,407	1,339,152	16,563
Diversified Real Asset Fund	2,950,247	31,008	222,273	2,704	1,282,095	15,637	1,890,425	19,592
Equity Income Fund	1,947,921	36,952	107,519	2,867	979,195	26,657	1,076,245	20,297
Global Diversified Income Fund	3,369,813	35,863	2,450,879	34,444	690,808	9,743	5,129,884	60,589
Global Multi-Strategy Fund	1,984,381	20,357	1,076,090	12,017	328,279	3,665	2,732,192	28,740
Global Opportunities Fund	573,874	6,204	101,358	1,199	89,120	1,092	586,112	6,350
High Yield Fund I	2,744,771	27,191	169,298	1,722	2,914,069	29,854	—	—
Inflation Protection Fund	6,088,608	52,822	5,326,330	45,508	1,124,371	9,607	10,290,567	88,771
International Emerging Markets Fund	198,226	4,756	16,587	392	30,990	737	183,823	4,411
LargeCap Growth Fund I	1,877,365	14,800	286,312	3,563	1,143,342	14,869	1,020,335	7,542
LargeCap S&P 500 Index Fund	1,281,816	12,455	94,016	1,369	182,997	2,680	1,192,835	11,478
MidCap Fund	940,277	13,859	92,235	2,027	281,028	6,508	751,484	11,007
Origin Emerging Markets Fund	—	—	355,646	3,577	21,732	217	333,914	3,361
Overseas Fund	1,560,063	14,503	210,913	2,242	225,780	2,452	1,545,196	14,336
Short-Term Income Fund	10,891,347	131,273	1,004,524	12,277	1,531,411	18,710	10,364,460	124,837
SmallCap Growth Fund I	394,270	3,388	99,914	1,178	47,484	613	446,700	3,950
SmallCap Value Fund II	416,409	3,362	67,176	860	46,256	622	437,329	3,607
		$724,113		$274,232		$317,396		$702,969

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$8			$—
Bond & Mortgage Securities Fund		4,450			(9)			—
Bond Market Index Fund		1,555			(9)			—
Core Plus Bond Fund I		—			6,190			—
Diversified International Fund		256			48			—
Diversified Real Asset Fund		566			1,517			192
Equity Income Fund		607			7,135			—
Global Diversified Income Fund		2,602			25			834
Global Multi-Strategy Fund		263			31			277
Global Opportunities Fund		511			39			243
High Yield Fund I		432			941			156
Inflation Protection Fund		687			48			—
International Emerging Markets Fund		79			—			—
LargeCap Growth Fund I		289			4,048			2,114
LargeCap S&P 500 Index Fund		338			334			—
MidCap Fund		91			1,629			971
Origin Emerging Markets Fund		—			1			—
Overseas Fund		583			43			680
Short-Term Income Fund		1,487			(3)			32
SmallCap Growth Fund I		38			(3)			909
SmallCap Value Fund II		125			7			506
		$14,959			$22,020			$6,914
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Real Estate Securities Fund
			July 31, 2015 (unaudited)

COMMON STOCKS - 99.31%	Shares Held	Value (000	's)

Healthcare - Services - 1.04%
Brookdale Senior Living Inc (a)	723,505		$23,970

REITS - 98.27%
Alexandria Real Estate Equities Inc	476,915		44,215
American Tower Corp	376,155		35,776
Apartment Investment & Management Co	1,942,513		75,913
AvalonBay Communities Inc	531,382		91,578
Boston Properties Inc	765,129		94,325
Camden Property Trust	508,617		40,501
CBL & Associates Properties Inc	126,744		2,071
CubeSmart	1,889,887		49,439
CyrusOne Inc	534,033		16,416
DDR Corp	2,377,648		38,756
Duke Realty Corp	1,889,466		38,111
Education Realty Trust Inc	618,660		19,574
EPR Properties	677,229		38,683
Equity One Inc	1,619,549		41,574
Equity Residential	1,038,770		77,710
Essex Property Trust Inc	543,723		122,289
Extra Space Storage Inc	233,141		17,141
Federal Realty Investment Trust	328,858		44,984
First Industrial Realty Trust Inc	2,451,381		51,332
General Growth Properties Inc	3,345,007		90,784
GEO Group Inc/The	127,798		4,824
Health Care REIT Inc	1,445,318		100,262
Host Hotels & Resorts Inc	3,467,916		67,208
Hudson Pacific Properties Inc	698,223		21,491
Kilroy Realty Corp	797,108		56,475
Macerich Co/The	83,955		6,646
Pebblebrook Hotel Trust	1,425,524		58,019
Prologis Inc	2,351,247		95,484
Public Storage	705,368		144,727
Saul Centers Inc	371,833		19,291
Simon Property Group Inc	1,465,799		274,427
SL Green Realty Corp	832,479		95,852
STORE Capital Corp	624,648		13,118
Strategic Hotels & Resorts Inc (a)	2,863,346		39,142
Sun Communities Inc	518,653		36,052
Sunstone Hotel Investors Inc	2,703,393		38,037
Ventas Inc	1,642,864		110,220
VEREIT Inc	2,103,080		18,423
Vornado Realty Trust	307,452		29,992
			$2,260,862
TOTAL COMMON STOCKS			$2,284,832
INVESTMENT COMPANIES - 0.77%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.77%
BlackRock Liquidity Funds FedFund Portfolio	17,618,296		17,618

TOTAL INVESTMENT COMPANIES			$17,618
Total Investments			$2,302,450
Liabilities in Excess of Other Assets, Net - (0.08)%			$(1,903)
TOTAL NET ASSETS - 100.00%			$2,300,547

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			98.27%
Consumer, Non-cyclical			1.04%
Exchange Traded Funds			0.77%
Liabilities in Excess of Other Assets, Net			(0.08)%
TOTAL NET ASSETS			100.00%

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.06%
Blue Chip Fund (a)	14,206,291	$235,682
Diversified International Fund (a)	36,764,615	442,646
Equity Income Fund (a)	20,563,301	548,012
Global Diversified Income Fund (a)	7,184,560	99,722
Global Multi-Strategy Fund (a)	33,936,730	379,413
Global Real Estate Securities Fund (a)	10,952,541	101,530
Government & High Quality Bond Fund (a)	33,662,585	370,289
High Yield Fund (a)	16,993,495	124,392
Income Fund (a)	73,741,491	709,393
Inflation Protection Fund (a)	10,247,225	86,794
International Emerging Markets Fund (a)	4,013,516	90,304
LargeCap Growth Fund (a)	39,777,900	464,208
LargeCap Value Fund (a)	22,560,035	290,122
MidCap Fund (a)	13,291,533	312,351
MidCap Value Fund I (a)	6,358,711	94,236
Preferred Securities Fund (a)	1,985,842	20,335
Principal Capital Appreciation Fund (a)	3,708,032	226,190
Short-Term Income Fund (a)	18,159,012	221,540
SmallCap Growth Fund I (a)	346,424	4,573
SmallCap Value Fund II (a)	2,653,282	35,395
Small-MidCap Dividend Income Fund (a)	10,783,314	145,790
		$5,002,917
TOTAL INVESTMENT COMPANIES		$5,002,917
Total Investments		$5,002,917
Liabilities in Excess of Other Assets, Net - (0.06)%		$(2,995)
TOTAL NET ASSETS - 100.00%		$4,999,922

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.12%
Fixed Income Funds	30.67%
International Equity Funds	12.69%
Specialty Funds	9.58%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,330,072	$107,294	6,432,046	$100,599	555,827	$8,884	14,206,291	$199,107
Bond & Mortgage Securities Fund	5,091,556	55,856	26,976	296	5,118,532	55,947	—	—
Diversified International Fund	36,041,816	344,487	14,186,782	171,995	13,463,983	152,988	36,764,615	371,517
Equity Income Fund	23,640,900	361,003	523,798	14,040	3,601,397	95,560	20,563,301	306,342
Global Diversified Income Fund	4,920,716	65,850	2,494,584	35,182	230,740	3,255	7,184,560	97,651
Global Multi-Strategy Fund	20,232,264	212,386	13,946,968	154,200	242,502	2,719	33,936,730	363,846
Global Real Estate Securities Fund	5,413,459	43,642	6,505,064	61,762	965,982	8,888	10,952,541	96,028
Government & High Quality Bond	38,109,998	403,637	1,466,460	16,216	5,913,873	65,424	33,662,585	355,048
Fund
High Yield Fund	11,465,281	81,284	6,167,725	45,657	639,511	4,786	16,993,495	121,962
Income Fund	68,042,574	629,808	7,258,464	70,675	1,559,547	15,151	73,741,491	685,029
Inflation Protection Fund	—	—	10,270,266	87,886	23,041	201	10,247,225	87,687
International Emerging Markets Fund	4,155,230	92,150	1,823,186	42,991	1,964,900	45,978	4,013,516	86,259
LargeCap Growth Fund	32,451,586	212,413	9,122,594	102,960	1,796,280	20,535	39,777,900	293,953
LargeCap Growth Fund II	10,045,403	59,410	—	—	10,045,403	110,426	—	—
LargeCap Value Fund	37,824,306	446,386	5,013,581	63,559	20,277,852	261,193	22,560,035	246,284
MidCap Fund	5,950,853	51,854	7,819,952	174,207	479,272	11,118	13,291,533	215,219
MidCap Value Fund I	—	—	6,587,651	97,387	228,940	3,434	6,358,711	93,580
Preferred Securities Fund	5,629,925	40,804	154,856	1,600	3,798,939	39,600	1,985,842	12,555
Principal Capital Appreciation Fund	5,541,885	175,631	230,210	13,311	2,064,063	125,471	3,708,032	107,497
Short-Term Income Fund	13,665,438	163,324	4,920,939	60,124	427,365	5,222	18,159,012	218,190
SmallCap Growth Fund I	7,470,283	75,659	60,786	703	7,184,645	98,858	346,424	3,508
SmallCap Value Fund II	9,203,656	102,349	291,505	3,675	6,841,879	94,454	2,653,282	26,612
Small-MidCap Dividend Income Fund	7,403,427	74,584	3,704,134	51,056	324,247	4,535	10,783,314	121,072
		$3,799,811		$1,370,081		$1,234,627		$4,108,946

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$5,346			$98			$1,342
Bond & Mortgage Securities Fund		191			(205)			—
Diversified International Fund		6,069			8,023			—
Equity Income Fund		9,505			26,859			—
Global Diversified Income Fund		4,093			(126)			1,729
Global Multi-Strategy Fund		3,275			(21)			3,417
Global Real Estate Securities Fund		2,248			(488)			309
Government & High Quality Bond Fund		8,041			619			—
High Yield Fund		5,935			(193)			814
Income Fund		17,893			(303)			—
Inflation Protection Fund		790			2			—
International Emerging Markets Fund		1,525			(2,904)			—
LargeCap Growth Fund		702			(885)			45,168
LargeCap Growth Fund II		—			51,016			—
LargeCap Value Fund		32,002			(2,468)			25,663
MidCap Fund		1,286			276			13,650
MidCap Value Fund I		427			(373)			692
Preferred Securities Fund		980			9,751			338
Principal Capital Appreciation Fund		3,309			44,026			9,817
Short-Term Income Fund		2,457			(36)			54
SmallCap Growth Fund I		29			26,004			675
SmallCap Value Fund II		730			15,042			2,945
Small-MidCap Dividend Income Fund		3,132			(33)			3,031
		$109,965			$173,681		$109,644
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.04%
Blue Chip Fund (a)	2,949,101	$48,926
Bond & Mortgage Securities Fund (a)	3,014,020	32,642
Diversified International Fund (a)	8,439,805	101,615
Equity Income Fund (a)	4,213,020	112,277
Global Diversified Income Fund (a)	4,034,546	55,999
Global Multi-Strategy Fund (a)	8,084,124	90,381
Global Real Estate Securities Fund (a)	2,599,912	24,101
Government & High Quality Bond Fund (a)	19,296,825	212,265
High Yield Fund (a)	11,287,647	82,626
Income Fund (a)	37,824,041	363,867
Inflation Protection Fund (a)	4,974,114	42,131
International Emerging Markets Fund (a)	945,837	21,281
LargeCap Growth Fund (a)	9,832,312	114,743
LargeCap Value Fund (a)	5,307,928	68,260
MidCap Fund (a)	2,711,999	63,732
MidCap Value Fund I (a)	2,114,851	31,342
Preferred Securities Fund (a)	829,974	8,499
Principal Capital Appreciation Fund (a)	982,814	59,952
Short-Term Income Fund (a)	10,545,508	128,655
SmallCap Growth Fund I (a)	138,848	1,833
SmallCap Value Fund II (a)	516,553	6,891
Small-MidCap Dividend Income Fund (a)	2,419,635	32,713
		$1,704,731
TOTAL INVESTMENT COMPANIES		$1,704,731
Total Investments		$1,704,731
Liabilities in Excess of Other Assets, Net - (0.04)%		$(666)
TOTAL NET ASSETS - 100.00%		$1,704,065

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.10%
Domestic Equity Funds	31.73%
International Equity Funds	8.62%
Specialty Funds	8.59%
Liabilities in Excess of Other Assets, Net	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,890,265	$24,085	1,153,459	$18,059	94,623	$1,511	2,949,101	$40,653
Bond & Mortgage Securities Fund	3,508,758	38,490	82,154	901	576,892	6,305	3,014,020	33,049
Diversified International Fund	8,015,503	75,544	3,440,012	41,703	3,015,710	34,265	8,439,805	84,690
Equity Income Fund	5,354,789	86,560	160,787	4,313	1,302,556	34,360	4,213,020	63,476
Global Diversified Income Fund	2,749,110	37,173	1,361,803	19,354	76,367	1,075	4,034,546	55,397
Global Multi-Strategy Fund	5,919,934	62,816	2,316,417	25,624	152,227	1,702	8,084,124	86,731
Global Real Estate Securities Fund	1,747,663	14,094	1,280,551	12,102	428,302	3,942	2,599,912	22,065
Government & High Quality Bond	21,142,894	227,777	1,155,040	12,772	3,001,109	33,216	19,296,825	207,300
Fund
High Yield Fund	6,581,494	48,282	5,152,570	38,095	446,417	3,327	11,287,647	82,897
Income Fund	38,223,422	360,765	2,254,630	21,966	2,654,011	25,781	37,824,041	356,372
Inflation Protection Fund	—	—	5,023,292	43,067	49,178	422	4,974,114	42,643
International Emerging Markets Fund	900,752	18,710	473,927	11,176	428,842	9,997	945,837	19,456
LargeCap Growth Fund	7,478,656	54,341	2,826,698	32,121	473,042	5,445	9,832,312	80,825
LargeCap Growth Fund II	2,234,944	14,804	—	—	2,234,944	24,595	—	—
LargeCap Value Fund	8,788,787	101,836	1,218,878	15,475	4,699,737	60,727	5,307,928	56,446
MidCap Fund	1,342,112	14,880	1,460,940	32,465	91,053	2,123	2,711,999	45,254
MidCap Value Fund I	—	—	2,114,851	31,815	—	—	2,114,851	31,815
Preferred Securities Fund	3,118,200	26,263	71,999	745	2,360,225	24,600	829,974	5,412
Principal Capital Appreciation Fund	1,257,119	40,956	69,147	4,021	343,452	20,864	982,814	30,418
Short-Term Income Fund	7,796,198	93,106	2,922,054	35,716	172,744	2,111	10,545,508	126,696
SmallCap Growth Fund I	1,631,306	17,047	24,363	282	1,516,821	20,935	138,848	1,408
SmallCap Value Fund II	1,985,144	22,016	56,614	714	1,525,205	21,129	516,553	5,141
Small-MidCap Dividend Income Fund	1,719,512	17,499	779,976	10,733	79,853	1,117	2,419,635	27,106
		$1,397,044		$413,219		$339,549		$1,505,250

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,071			$20			$269
Bond & Mortgage Securities Fund		712			(37)			—
Diversified International Fund		1,334			1,708			—
Equity Income Fund		1,907			6,963			—
Global Diversified Income Fund		2,281			(55)			955
Global Multi-Strategy Fund		885			(7)			917
Global Real Estate Securities Fund		625			(189)			89
Government & High Quality Bond Fund		4,530			(33)			—
High Yield Fund		3,808			(153)			525
Income Fund		9,261			(578)			—
Inflation Protection Fund		443			(2)			—
International Emerging Markets Fund		325			(433)			—
LargeCap Growth Fund		173			(192)			11,132
LargeCap Growth Fund II		—			9,791			—
LargeCap Value Fund		7,488			(138)			6,004
MidCap Fund		250			32			2,652
MidCap Value Fund I		353			—			580
Preferred Securities Fund		447			3,004			141
Principal Capital Appreciation Fund		825			6,305			2,448
Short-Term Income Fund		1,402			(15)			30
SmallCap Growth Fund I		11			5,014			271
SmallCap Value Fund II		142			3,540			572
Small-MidCap Dividend Income Fund		701			(9)			679
		$38,974			$34,536			$27,264
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	12,024,800	$199,491
Diversified International Fund (a)	31,303,824	376,898
Diversified Real Asset Fund (a)	9,370,830	109,077
Equity Income Fund (a)	14,947,352	398,347
Global Multi-Strategy Fund (a)	29,093,649	325,267
Global Real Estate Securities Fund (a)	9,054,604	83,936
Government & High Quality Bond Fund (a)	7,345,608	80,802
High Yield Fund (a)	2,749,621	20,127
Income Fund (a)	17,767,864	170,927
LargeCap Growth Fund (a)	34,866,778	406,895
LargeCap Value Fund (a)	23,196,252	298,304
MidCap Fund (a)	12,389,968	291,164
MidCap Value Fund I (a)	5,732,746	84,959
Origin Emerging Markets Fund (a),(b)	7,171,036	66,476
Preferred Securities Fund (a)	331,983	3,400
Principal Capital Appreciation Fund (a)	3,273,137	199,661
Short-Term Income Fund (a)	4,062,198	49,559
SmallCap Growth Fund I (a)	522,274	6,894
SmallCap Value Fund II (a)	1,264,876	16,874
Small-MidCap Dividend Income Fund (a)	9,582,576	129,556
		$3,318,614
TOTAL INVESTMENT COMPANIES		$3,318,614
Total Investments		$3,318,614
Liabilities in Excess of Other Assets, Net - (0.07)%		$(2,475)
TOTAL NET ASSETS - 100.00%		$3,316,139

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.28%
International Equity Funds	15.90%
Specialty Funds	13.10%
Fixed Income Funds	9.79%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,149,147	$91,484	5,285,229	$82,775	409,576	$6,517	12,024,800	$167,785
Diversified International Fund	31,225,189	306,933	12,755,047	154,674	12,676,412	143,980	31,303,824	323,282
Diversified Real Asset Fund	3,693,377	41,033	5,887,364	72,166	209,911	2,539	9,370,830	110,575
Equity Income Fund	21,119,412	326,475	366,353	9,812	6,538,413	174,142	14,947,352	220,794
Global Multi-Strategy Fund	15,123,053	158,219	14,424,825	159,351	454,229	5,073	29,093,649	312,473
Global Real Estate Securities Fund	3,828,640	29,913	6,490,052	61,204	1,264,088	11,622	9,054,604	78,860
Government & High Quality Bond	7,926,599	82,764	231,358	2,559	812,349	8,987	7,345,608	76,634
Fund
High Yield Fund	2,490,537	16,579	274,588	2,030	15,504	114	2,749,621	18,486
Income Fund	16,436,805	149,594	3,083,727	29,724	1,752,668	17,103	17,767,864	162,196
International Emerging Markets Fund	3,636,303	86,327	57,946	1,345	3,694,249	86,862	—	—
LargeCap Growth Fund	28,991,788	202,795	7,657,687	86,518	1,782,697	20,526	34,866,778	267,760
LargeCap Growth Fund II	7,982,034	49,517	—	—	7,982,034	87,817	—	—
LargeCap Value Fund	32,588,127	383,260	4,147,206	52,501	13,539,081	173,731	23,196,252	259,254
MidCap Fund	4,889,848	41,536	7,859,966	175,085	359,846	8,367	12,389,968	208,487
MidCap Value Fund I	—	—	5,732,746	86,871	—	—	5,732,746	86,871
Origin Emerging Markets Fund	—	—	7,171,036	70,591	—	—	7,171,036	70,591
Preferred Securities Fund	1,556,237	11,345	31,738	329	1,255,992	13,101	331,983	2,009
Principal Capital Appreciation Fund	4,889,573	153,129	204,305	11,823	1,820,741	111,179	3,273,137	95,401
Short-Term Income Fund	3,052,997	36,349	1,009,201	12,324	—	—	4,062,198	48,673
SmallCap Growth Fund I	6,167,699	61,971	91,642	1,060	5,737,067	79,129	522,274	5,289
SmallCap Value Fund II	7,988,977	88,769	139,187	1,755	6,863,288	94,998	1,264,876	12,648
Small-MidCap Dividend Income Fund	6,372,977	64,082	3,461,024	47,725	251,425	3,513	9,582,576	108,262
		$2,382,074		$1,122,222		$1,049,300		$2,636,330

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$4,493			$43			$1,128
Diversified International Fund		5,243			5,655			—
Diversified Real Asset Fund		1,834			(85)			620
Equity Income Fund		7,555			58,649			—
Global Multi-Strategy Fund		2,495			(24)			2,619
Global Real Estate Securities Fund		2,023			(635)			288
Government & High Quality Bond Fund		1,757			298			—
High Yield Fund		966			(9)			123
Income Fund		3,863			(19)			—
International Emerging Markets Fund		1,345			(810)			—
LargeCap Growth Fund		621			(1,027)			39,948
LargeCap Growth Fund II		—			38,300			—
LargeCap Value Fund		27,759			(2,776)			22,257
MidCap Fund		1,193			233			12,677
MidCap Value Fund I		1,353			—			2,233
Origin Emerging Markets Fund		—			—			—
Preferred Securities Fund		194			3,436			57
Principal Capital Appreciation Fund		2,848			41,628			8,449
Short-Term Income Fund		545			—			12
SmallCap Growth Fund I		43			21,387			1,017
SmallCap Value Fund II		348			17,122			1,406
Small-MidCap Dividend Income Fund		2,774			(32)			2,682
		$69,252			$181,334			$95,516
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.04%
Bond & Mortgage Securities Fund (a)	4,676,653	$50,648
Diversified International Fund (a)	4,647,323	55,954
Equity Income Fund (a)	8,487,982	226,205
Global Diversified Income Fund (a)	10,559,552	146,567
Global Real Estate Securities Fund (a)	2,429,579	22,522
Government & High Quality Bond Fund (a)	21,879,152	240,671
High Yield Fund (a)	24,568,588	179,842
Income Fund (a)	73,066,573	702,900
Inflation Protection Fund (a)	11,316,676	95,852
International Emerging Markets Fund (a)	1,136,441	25,570
LargeCap Growth Fund (a)	8,000,988	93,371
LargeCap Value Fund (a)	7,027,985	90,380
Preferred Securities Fund (a)	1,122,706	11,496
Short-Term Income Fund (a)	17,734,951	216,366
SmallCap Growth Fund I (a)	173,761	2,294
Small-MidCap Dividend Income Fund (a)	7,358,627	99,489
		$2,260,127
TOTAL INVESTMENT COMPANIES		$2,260,127
Total Investments		$2,260,127
Liabilities in Excess of Other Assets, Net - (0.04)%		$(879)
TOTAL NET ASSETS - 100.00%		$2,259,248

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	66.29%
Domestic Equity Funds	22.65%
Specialty Funds	6.49%
International Equity Funds	4.61%
Liabilities in Excess of Other Assets, Net	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,350,809	$17,347	55,230	$825	1,406,039	$22,797	— $	—
Bond & Mortgage Securities Fund	7,035,669	76,956	453,281	4,964	2,812,297	30,739	4,676,653	50,972
Diversified International Fund	4,358,106	39,535	3,441,363	41,749	3,152,146	35,658	4,647,323	50,756
Equity Income Fund	6,391,396	107,829	2,213,388	59,546	116,802	3,128	8,487,982	164,192
Global Diversified Income Fund	6,735,478	91,613	3,901,691	55,371	77,617	1,089	10,559,552	145,819
Global Real Estate Securities Fund	2,305,591	17,680	304,926	2,819	180,938	1,720	2,429,579	18,835
Government & High Quality Bond	26,445,155	286,309	2,426,280	26,845	6,992,283	77,380	21,879,152	234,778
Fund
High Yield Fund	13,450,642	99,129	11,561,687	84,991	443,741	3,286	24,568,588	180,587
Income Fund	62,497,941	591,233	11,294,835	109,768	726,203	7,068	73,066,573	693,748
Inflation Protection Fund	—	—	11,372,437	97,782	55,761	478	11,316,676	97,297
International Emerging Markets Fund	797,008	17,639	628,522	14,805	289,089	6,748	1,136,441	25,280
LargeCap Growth Fund	7,040,783	56,547	1,424,792	15,597	464,587	5,436	8,000,988	66,829
LargeCap Value Fund	8,279,764	99,077	1,724,481	21,995	2,976,260	38,492	7,027,985	81,565
Preferred Securities Fund	7,577,507	63,839	423,162	4,384	6,877,963	71,267	1,122,706	6,383
Principal Capital Appreciation Fund	644,235	21,615	—	—	644,235	39,128	—	—
Short-Term Income Fund	14,156,370	169,128	3,786,088	46,286	207,507	2,534	17,734,951	212,860
SmallCap Growth Fund I	1,509,044	16,848	37,598	435	1,372,881	18,804	173,761	1,772
Small-MidCap Dividend Income Fund	6,464,859	71,248	950,462	13,132	56,694	789	7,358,627	83,563
		$1,843,572		$601,294		$366,541		$2,115,236

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$500			$4,625			$125
Bond & Mortgage Securities Fund		1,127			(209)			—
Diversified International Fund		683			5,130			—
Equity Income Fund		3,656			(55)			—
Global Diversified Income Fund		5,770			(76)			2,353
Global Real Estate Securities Fund		574			56			97
Government & High Quality Bond Fund		5,077			(996)			—
High Yield Fund		7,761			(247)			867
Income Fund		16,631			(185)			—
Inflation Protection Fund		1,109			(7)			—
International Emerging Markets Fund		304			(416)			—
LargeCap Growth Fund		132			121			8,505
LargeCap Value Fund		7,128			(1,015)			5,712
Preferred Securities Fund		1,385			9,427			536
Principal Capital Appreciation Fund		—			17,513			—
Short-Term Income Fund		2,316			(20)			49
SmallCap Growth Fund I		14			3,293			322
Small-MidCap Dividend Income Fund		2,031			(28)			1,922
		$56,198			$36,911			$20,488
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Strategic Growth Portfolio
		July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held )	Value (000's

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	30,864,186	$371,605
Equity Income Fund (a)	9,877,597	263,238
Global Multi-Strategy Fund (a)	14,326,577	160,171
Global Real Estate Securities Fund (a)	8,826,402	81,821
LargeCap Growth Fund (a)	21,873,898	255,268
LargeCap Value Fund (a)	17,282,342	222,251
MidCap Value Fund I (a)	8,142,401	120,670
Origin Emerging Markets Fund (a),(b)	11,477,402	106,395
Principal Capital Appreciation Fund (a)	5,005,624	305,343
SmallCap Growth Fund I (a)	1,250,352	16,505
SmallCap Value Fund II (a)	2,707,324	36,116
Small-MidCap Dividend Income Fund (a)	5,905,598	79,844
		$2,019,227
TOTAL INVESTMENT COMPANIES		$2,019,227
Total Investments		$2,019,227
Liabilities in Excess of Other Assets, Net - (0.08)%		$(1,575)
TOTAL NET ASSETS - 100.00%		$2,017,652

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.40%
International Equity Funds	27.74%
Specialty Funds	7.94%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	July 31, 2015 July 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,541,109	$70,608	—	$—	5,541,109	$87,162	— $	—
Diversified International Fund	15,786,727	147,133	22,326,717	271,113	7,249,258	82,459	30,864,186	345,434
Equity Income Fund	14,709,390	236,475	236,825	6,340	5,068,618	134,919	9,877,597	147,349
Global Multi-Strategy Fund	—	—	14,501,037	160,001	174,460	1,948	14,326,577	158,044
Global Real Estate Securities Fund	3,758,359	28,263	5,445,335	51,562	377,292	3,462	8,826,402	76,146
International Emerging Markets Fund	3,741,082	87,609	69,308	1,621	3,810,390	89,704	—	—
LargeCap Growth Fund	30,647,271	238,736	3,386,151	36,143	12,159,524	142,235	21,873,898	149,311
LargeCap Growth Fund II	4,750,807	28,355	—	—	4,750,807	52,163	—	—
LargeCap Value Fund	27,454,655	330,734	3,462,297	43,960	13,634,610	174,652	17,282,342	195,614
MidCap Fund	1,432,945	12,113	—	—	1,432,945	32,010	—	—
MidCap Value Fund I	—	—	8,159,211	131,279	16,810	249	8,142,401	130,999
Origin Emerging Markets Fund	—	—	11,560,022	113,791	82,620	786	11,477,402	112,967
Principal Capital Appreciation Fund	3,625,414	116,449	3,051,731	185,009	1,671,521	101,726	5,005,624	198,725
SmallCap Growth Fund I	3,530,582	35,165	552,899	6,397	2,833,129	38,089	1,250,352	12,304
SmallCap Value Fund II	5,248,559	54,283	350,680	4,421	2,891,915	39,727	2,707,324	25,156
Small-MidCap Dividend Income Fund	4,112,942	41,217	2,074,085	28,732	281,429	3,942	5,905,598	65,980
		$1,427,140		$1,040,369		$985,233		$1,618,029

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$16,554			$—
Diversified International Fund		2,626			9,647			—
Equity Income Fund		5,259			39,453			—
Global Multi-Strategy Fund		283			(9)			292
Global Real Estate Securities Fund		1,800			(217)			253
International Emerging Markets Fund		1,378			474			—
LargeCap Growth Fund		542			16,667			34,892
LargeCap Growth Fund II		—			23,808			—
LargeCap Value Fund		22,973			(4,428)			18,439
MidCap Fund		—			19,897			—
MidCap Value Fund I		5,466			(31)			9,019
Origin Emerging Markets Fund		—			(38)			—
Principal Capital Appreciation Fund		4,775			(1,007)			14,168
SmallCap Growth Fund I		259			8,831			6,138
SmallCap Value Fund II		878			6,179			3,543
Small-MidCap Dividend Income Fund		1,692			(27)			1,650
		$47,931			$135,753			$88,394
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2015 (unaudited)

INVESTMENT COMPANIES - 1.39%		Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.39%
Morgan Stanley Institutional Liquidity Funds -		38,815,294	$38,815	Automobile Asset Backed Securities (continued)
Government Portfolio				Westlake Automobile Receivables Trust 2014-
				2
TOTAL INVESTMENT COMPANIES			$38,815	0.97%, 10/16/2017(a),(b)	$7,627	$7,624

		Principal		Westlake Automobile Receivables Trust 2015-
BONDS - 98.28%		Amount (000's) Value (000's)		1 1.17%, 03/15/2018(a),(b)	9,495	9,493
Agriculture - 0.96%				Westlake Automobile Receivables Trust 2015-
Cargill Inc				2
6.00%, 11/27/2017(a)		$24,153	$26,589	1.28%, 07/16/2018(a),(b)	12,409	12,414
						$182,473

Airlines - 0.89%				Automobile Floor Plan Asset Backed Securities - 2.02%
Delta Air Lines 2009-1 Class A Pass Through				CNH Wholesale Master Note Trust
Trust				0.79%, 08/15/2019(a),(b)	9,159	9,167
7.75%, 06/17/2021		10,795	12,333	Ford Credit Floorplan Master Owner Trust A
UAL 2009-1 Pass Through Trust				0.57%, 01/15/2018(b)	9,664	9,666
10.40%, 05/01/2018		1,467	1,587	Nissan Master Owner Trust Receivables
UAL 2009-2A Pass Through Trust				0.49%, 02/15/2018(b)	9,327	9,329
9.75%, 01/15/2017		9,861	10,749	Volkswagen Credit Auto Master Trust
			$24,669	0.54%, 07/22/2019(a),(b)	12,327	12,309
Automobile Asset Backed Securities - 6.55%				World Omni Master Owner Trust
				0.54%, 02/15/2018(a),(b)	15,822	15,822
AmeriCredit Automobile Receivables 2015-1
0.77%, 04/09/2018		12,047	12,042			$56,293
AmeriCredit Automobile Receivables Trust				Automobile Manufacturers - 2.36%
2014-1				Daimler Finance North America LLC
0.57%, 07/10/2017(b)		2,035	2,035	0.70%, 03/02/2018(a),(b)	9,495	9,471
0.90%, 02/08/2019		5,000	4,994	1.38%, 08/01/2017(a)	6,664	6,643
AmeriCredit Automobile Receivables Trust				Ford Motor Credit Co LLC
2014-2				3.98%, 06/15/2016	18,631	19,031
0.54%, 10/10/2017(b)		8,726	8,721
				PACCAR Financial Corp
AmeriCredit Automobile Receivables Trust				1.45%, 03/09/2018	6,664	6,667
2014-3				2.20%, 09/15/2019	9,327	9,401
0.64%, 04/09/2018		8,900	8,899	Toyota Motor Credit Corp
AmeriCredit Automobile Receivables Trust				2.10%, 01/17/2019	14,327	14,454
2015-2						$65,667
0.83%, 09/10/2018(b)		11,495	11,484
Capital Auto Receivables Asset Trust 2013-1				Banks - 16.71%
0.97%, 01/22/2018		14,327	14,335	Bank of America Corp
Capital Auto Receivables Asset Trust 2014-1				2.60%, 01/15/2019	5,000	5,060
0.68%, 05/20/2016(b)		248	248	Bank of America NA
Capital Auto Receivables Asset Trust 2014-3				0.57%, 06/15/2016(b)	13,327	13,288
0.51%, 02/21/2017(b)		13,088	13,079	0.59%, 06/15/2017(b)	7,750	7,696
CPS Auto Receivables Trust 2013-A				1.25%, 02/14/2017	5,500	5,497
1.31%, 06/15/2020(a),(b)		10,505	10,475	5.30%, 03/15/2017	33,524	35,442
CPS Auto Receivables Trust 2013-B				Bank of New York Mellon Corp/The
1.82%, 09/15/2020(a),(b)		6,181	6,182	2.20%, 05/15/2019	11,327	11,417
CPS Auto Receivables Trust 2013-C				BB&T Corp
1.64%, 04/16/2018(a)		4,314	4,322	0.94%, 02/01/2019(b)	5,664	5,666
CPS Auto Receivables Trust 2013-D				Branch Banking & Trust Co
1.54%, 07/16/2018(a),(b)		4,029	4,033	0.58%, 05/23/2017(b)	14,722	14,654
CPS Auto Receivables Trust 2014-C				0.61%, 09/13/2016(b)	17,425	17,372
1.31%, 02/15/2019(a),(b)		9,438	9,434	Capital One Financial Corp
CPS Auto Receivables Trust 2014-D				6.15%, 09/01/2016	12,930	13,563
1.49%, 04/15/2019(a)		7,250	7,282	Capital One NA/Mclean VA
CPS Auto Trust				0.96%, 02/05/2018(b)	9,327	9,329
1.48%, 03/16/2020(a)		3,619	3,626	1.65%, 02/05/2018	9,327	9,254
Ford Credit Auto Owner Trust/Ford Credit				Citigroup Inc
2.44%, 01/15/2027(a),(b)		12,327	12,422	0.77%, 08/14/2017(b)	10,000	9,942
Ford Credit Auto Owner Trust/Ford Credit				1.05%, 04/08/2019(b)	4,500	4,490
2014-RE	V1			1.70%, 04/27/2018	13,990	13,881
2.26%, 11/15/2025(a),(b)		11,327	11,438	6.13%, 05/15/2018	17,153	19,036
Santander Drive Auto Receivables Trust 2014-				Goldman Sachs Group Inc/The
1				1.37%, 11/15/2018(b)	9,909	9,969
0.56%, 06/15/2017(b)		521	521	1.45%, 04/23/2020(b)	23,990	24,196
0.66%, 06/15/2017(b)		1,906	1,905	2.60%, 04/23/2020	4,798	4,796
Santander Drive Auto Receivables Trust 2014-				JP Morgan Chase Bank NA
2				0.62%, 06/13/2016(b)	6,000	5,988
0.54%, 07/17/2017(b)		3,094	3,094	5.88%, 06/13/2016	11,659	12,141
Santander Drive Auto Receivables Trust 2014-				6.00%, 10/01/2017	29,480	32,063
3				KeyBank NA/Cleveland OH
0.54%, 08/15/2017(b)		2,371	2,371	1.70%, 06/01/2018	6,500	6,487
				5.45%, 03/03/2016	14,351	14,751

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Computers (continued)
Morgan Stanley			International Business Machines Corp
1.14%, 01/24/2019(b)	$30,648	$30,644	1.95%, 02/12/2019	$16,740	$16,846
1.58%, 04/25/2018(b)	16,490	16,723			$28,189
1.88%, 01/05/2018	4,664	4,679
National City Bank/Cleveland OH			Credit Card Asset Backed Securities - 1.62%
0.65%, 06/07/2017(b)	4,500	4,479	Cabela's Credit Card Master Note Trust
			0.54%, 03/16/2020(b)	5,878	5,865
PNC Bank NA			0.64%, 07/15/2022(b)	9,495	9,457
1.60%, 06/01/2018	9,250	9,223	0.67%, 06/15/2020(a),(b)	5,914	5,915
4.88%, 09/21/2017	15,355	16,356	0.72%, 02/18/2020(a),(b)	6,982	6,991
6.88%, 04/01/2018	4,080	4,573	0.84%, 08/16/2021(a),(b)	6,745	6,772
PNC Funding Corp			0.89%, 09/17/2018(a),(b)	10,000	10,006
5.63%, 02/01/2017	7,231	7,659
SunTrust Bank/Atlanta GA					$45,006
0.57%, 08/24/2015(b)	12,327	12,326	Diversified Financial Services - 3.76%
7.25%, 03/15/2018	12,990	14,700	General Electric Capital Corp
US Bank NA/Cincinnati OH			0.80%, 01/14/2019(b)	19,142	19,133
0.77%, 10/28/2019(b)	14,209	14,136	2.30%, 01/14/2019	9,664	9,801
Wells Fargo & Co			5.63%, 09/15/2017	4,832	5,262
2.60%, 07/22/2020	14,327	14,394	Jefferies Group LLC
Wells Fargo Bank NA			3.88%, 11/09/2015	13,740	13,831
6.00%, 11/15/2017	8,500	9,330	5.50%, 03/15/2016	3,500	3,577
		$465,200	MassMutual Global Funding II
			2.00%, 04/05/2017(a)	5,430	5,498
Beverages - 0.80%			2.10%, 08/02/2018(a)	12,995	13,136
Anheuser-Busch InBev Finance Inc			2.35%, 04/09/2019(a)	4,500	4,560
2.15%, 02/01/2019	9,664	9,726
			Murray Street Investment Trust I
SABMiller Holdings Inc			4.65%, 03/09/2017(b)	28,398	29,738
0.97%, 08/01/2018(a),(b)	4,500	4,497
2.45%, 01/15/2017(a)	8,000	8,135			$104,536
		$22,358	Electric - 4.72%
Biotechnology - 0.67%			Dominion Resources Inc/VA
Amgen Inc			1.40%, 09/15/2017	9,327	9,279
1.25%, 05/22/2017	9,327	9,319	Indiantown Cogeneration LP
2.20%, 05/22/2019	9,327	9,345	9.77%, 12/15/2020	9,024	10,332
		$18,664	LG&E and KU Energy LLC
			2.13%, 11/15/2015	12,809	12,853
Chemicals - 0.90%			NextEra Energy Capital Holdings Inc
Airgas Inc			1.59%, 06/01/2017	6,664	6,681
1.65%, 02/15/2018	12,592	12,536	7.30%, 09/01/2067(b)	11,827	11,846
3.25%, 10/01/2015	12,490	12,519	Public Service Co of New Mexico
		$25,055	7.95%, 05/15/2018	21,235	24,640
			San Diego Gas & Electric Co
Commercial Mortgage Backed Securities - 2.45%			1.91%, 02/01/2022	4,798	4,675
Ginnie Mae
0.59%, 07/16/2054(b)	43,213	2,340	Southern California Edison Co
0.70%, 03/16/2049(b)	65,547	2,957	1.85%, 02/01/2022	8,801	8,804
0.85%, 09/16/2055(b)	45,669	2,863	Talen Energy Supply LLC
0.88%, 01/16/2054(b)	52,390	3,141	5.70%, 10/15/2035	10,458	10,432
0.89%, 03/16/2052(b)	43,223	3,324	6.50%, 05/01/2018	4,832	5,170
0.92%, 10/16/2054(b)	57,687	3,067	Texas-New Mexico Power Co
			9.50%, 04/01/2019(a)	4,798	5,944
0.92%, 10/16/2054(b)	73,496	4,527
0.93%, 01/16/2055(b)	108,278	5,844	TransAlta Corp
0.93%, 06/16/2055(b)	50,937	3,009	6.65%, 05/15/2018	18,985	20,825
0.96%, 02/16/2055(b)	78,593	3,696			$131,481
1.01%, 10/16/2054(b)	84,629	5,052	Finance - Mortgage Loan/Banker - 6.84%
1.14%, 08/16/2042(b)	99,306	6,814	Fannie Mae
1.15%, 06/16/2045(b)	89,613	6,339	1.63%, 01/21/2020	47,286	47,425
1.21%, 07/16/2056(b)	29,133	2,501	1.75%, 06/20/2019	21,000	21,247
1.22%, 02/16/2046(b)	89,311	6,678	1.75%, 09/12/2019	42,067	42,524
1.27%, 10/16/2051(b)	4,553	361	Freddie Mac
1.41%, 12/16/2036(b)	76,354	5,621	1.38%, 05/01/2020	80,148	79,244
		$68,134			$190,440

Commercial Services - 0.24%			Food - 0.77%
ERAC USA Finance LLC			Ingredion Inc
6.38%, 10/15/2017(a)	5,961	6,547	3.20%, 11/01/2015	10,909	10,968
			Kraft Heinz Foods Co
			1.60%, 06/30/2017(a)	5,664	5,671
Computers - 1.01%			2.00%, 07/02/2018(a)	4,731	4,743
Apple Inc
0.90%, 05/12/2017	6,731	6,726			$21,382
1.00%, 05/03/2018	4,664	4,617

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Gas - 0.76%				Home Equity Asset Backed Securities (continued)
Laclede Group Inc/The				Wells Fargo Home Equity Asset-Backed
1.02%, 08/15/2017(b)		$21,286	$21,251	Securities 2004-2 Trust
				0.61%, 10/25/2034(b)	$285	$278
				5.00%, 10/25/2034	10,996	10,969
Healthcare - Products - 0.68%
Becton Dickinson and Co				Wells Fargo Home Equity Asset-Backed
1.80%, 12/15/2017		4,664	4,646	Securities 0.60%, 2005-2 11/25/2035 Trust (b)	236	236
2.68%, 12/15/2019		4,664	4,697
Medtronic Inc						$57,961
2.50%, 03/15/2020(a)		9,495	9,551	Home Furnishings - 0.51%
			$18,894	Samsung Electronics America Inc
				1.75%, 04/10/2017(a)	13,990	14,061
Healthcare - Services - 0.77%
Anthem Inc
5.88%, 06/15/2017		11,164	12,014	Insurance - 5.57%
Roche Holdings Inc				Berkshire Hathaway Finance Corp
0.62%, 09/30/2019(a),(b)		9,327	9,322	1.60%, 05/15/2017	11,490	11,610
			$21,336	Chubb Corp/The
				6.38%, 03/29/2067(b)	2,832	2,928
Home Equity Asset Backed Securities - 2.08%				Hartford Financial Services Group Inc/The
ABFC 2005-OPT1 Trust				8.13%, 06/15/2068(b)	8,664	9,769
0.55%, 07/25/2035(b)		221	219
				Lincoln National Corp
ABFC 2005-WMC1 Trust				7.00%, 05/17/2066(b)	4,664	4,198
0.85%, 06/25/2035(b)		1,659	1,644
				MetLife Inc
ACE Securities Corp Home Equity Loan Trust				6.82%, 08/15/2018	10,245	11,751
Series 2005-AG1
0.55%, 08/25/2035(b)		110	108	Metropolitan Life Global Funding I
				1.30%, 04/10/2017(a)	6,995	7,008
ACE Securities Corp Home Equity Loan Trust				2.30%, 04/10/2019(a)	9,827	9,920
Series 2005-HE2
0.91%, 04/25/2035(b)		1,021	1,018	New York Life Global Funding
				1.45%, 12/15/2017(a)	13,909	13,922
ACE Securities Corp Home Equity Loan Trust				1.95%, 02/11/2020(a)	14,692	14,529
Series 2005-WF1				2.15%, 06/18/2019(a)	12,626	12,679
0.87%, 05/25/2035(b)		1,318	1,314
				2.45%, 07/14/2016(a)	9,327	9,480
Asset Backed Securities Corp Home Equity				Prudential Covered Trust 2012-1
Loan Trust Series OOMC 2005-HE6				3.00%, 09/30/2015(a)	20,265	20,326
0.70%, 07/25/2035(b)		2,784	2,762
				Prudential Financial Inc
Bayview Financial Acquisition Trust				8.88%, 06/15/2068(b)	23,137	27,041
0.82%, 08/28/2044(b)		5,413	5,394
5.66%, 12/28/2036(b)		205	204			$155,161
Bear Stearns Asset Backed Securities I Trust				Internet - 0.34%
2006	-PC1			Amazon.com Inc
0.52%, 12/25/2035(b)		3,659	3,646	2.60%, 12/05/2019	9,327	9,417
Credit Suisse First Boston Mortgage Securities
Corp
4.80%, 05/25/2035		3,800	3,893	Iron & Steel - 0.25%
				ArcelorMittal
Home Equity Asset Trust 2005-4				4.50%, 03/01/2016(b)	6,827	6,904
0.90%, 10/25/2035(b)		4,693	4,596
JP Morgan Mortgage Acquisition Corp 2005-
FLD1				Machinery - Diversified - 0.84%
0.93%, 07/25/2035(b)		717	715	John Deere Capital Corp
JP Morgan Mortgage Acquisition Corp 2005-				1.35%, 01/16/2018	9,327	9,329
OPT1				2.05%, 03/10/2020	13,990	13,922
0.64%, 06/25/2035(b)		1,143	1,135			$23,251
New Century Home Equity Loan Trust 2005-
3				Manufactured Housing Asset Backed Securities - 0.01%
0.67%, 07/25/2035(b)		10,132	10,088	Green Tree Financial Corp
RAMP Series 2005-EFC2 Trust				7.70%, 09/15/2026	142	149
0.66%, 07/25/2035(b)		54	54
RASC Series 2003-KS10 Trust				Media - 0.40%
4.47%, 03/25/2032		422	425	Time Warner Cable Inc
RASC Series 2005-AHL2 Trust				8.25%, 04/01/2019	9,495	11,166
0.54%, 10/25/2035(b)		3,728	3,673
Soundview Home Loan Trust 2005-CTX1
0.61%, 11/25/2035(b)		2,460	2,432	Mining - 0.61%
Structured Asset Securities Corp Mortgage				Glencore Finance Canada Ltd
				2.70%, 10/25/2017(a),(b)	13,159	13,160
Loan Trust Series 2005-GEL4
0.81%, 08/25/2035(b)		1,200	1,146	Teck Resources Ltd
Terwin Mortgage Trust 2005-2HE				5.38%, 10/01/2015	3,914	3,935
0.57%, 01/25/2035(a),(b)		137	137			$17,095
Terwin Mortgage Trust Series TMTS 2005-				Mortgage Backed Securities - 4.34%
14	HE			Alternative Loan Trust 2004-J8
4.85%, 08/25/2036(b)		1,825	1,875	6.00%, 02/25/2017	189	190

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Alternative Loan Trust 2003-			Springleaf Mortgage Loan Trust 2013-1
10			1.27%, 06/25/2058(a),(b)	$17,983	$17,961
5.00%, 12/25/2018	$527	$536	2.31%, 06/25/2058(a),(b)	6,783	6,801
Banc of America Funding 2004-1 Trust			3.14%, 06/25/2058(a)	4,106	4,112
5.25%, 02/25/2019	799	823	Springleaf Mortgage Loan Trust 2013-2
Banc of America Funding 2004-3 Trust			1.78%, 12/25/2065(a)	6,318	6,332
4.75%, 09/25/2019	663	672	3.52%, 12/25/2065(a),(b)	5,936	6,043
Banc of America Mortgage Trust 2004-8			WaMu Mortgage Pass-Through Certificates
5.25%, 10/25/2019	327	334	Series 2003-S8 Trust
Banc of America Mortgage Trust 2005-7			5.00%, 09/25/2018	170	173
5.00%, 08/25/2020	50	51			$120,911
BCAP LLC 2011-RR11 Trust
2.58%, 03/26/2035(a),(b)	3,267	3,285	Oil & Gas - 3.52%
CHL Mortgage Pass-Through Trust 2003-46			BP Capital Markets PLC
2.47%, 01/19/2034(b)	1,398	1,396	4.75%, 03/10/2019	10,327	11,305
CHL Mortgage Pass-Through Trust 2004-19			Chevron Corp
5.25%, 10/25/2034	10	10	1.37%, 03/02/2018	10,664	10,651
CHL Mortgage Pass-Through Trust 2004-J1			1.72%, 06/24/2018	12,125	12,197
4.50%, 01/25/2019(b)	138	140	Chevron Phillips Chemical Co LLC / Chevron
			Phillips Chemical Co LP
CHL Mortgage Pass-Through Trust 2004-J7			1.70%, 05/01/2018(a)	9,495	9,469
5.00%, 09/25/2019	695	714	2.45%, 05/01/2020(a)	4,832	4,836
Citigroup Mortgage Loan Trust 2009-6
2.74%, 07/25/2036(a),(b)	1,246	1,248	Phillips 66
Credit Suisse First Boston Mortgage Securities			2.95%, 05/01/2017	15,490	15,870
Corp			Rowan Cos Inc
1.15%, 05/25/2034(b)	560	542	7.88%, 08/01/2019	5,664	6,422
5.00%, 09/25/2019	113	109	Shell International Finance BV
5.00%, 10/25/2019	650	653	2.13%, 05/11/2020	11,495	11,484
			Total Capital International SA
Credit Suisse Mortgage Capital Certificates			0.85%, 08/10/2018(b)	5,430	5,446
2.29%, 07/27/2037(a),(b)	1,629	1,630
Freddie Mac REMICS			1.55%, 06/28/2017	10,327	10,399
0.64%, 06/15/2023(b)	9	9			$98,079
Ginnie Mae			Oil & Gas Services - 0.70%
4.50%, 08/20/2032	120	124	Weatherford International Ltd/Bermuda
GSMSC Pass-Through Trust 2009-4R			5.50%, 02/15/2016	19,153	19,444
0.64%, 12/26/2036(a),(b)	3,669	3,622
JP Morgan Mortgage Trust 2004-A3
2.43%, 07/25/2034(b)	1,612	1,616	Other Asset Backed Securities - 5.59%
JP Morgan Mortgage Trust 2004-S1			Ameriquest Mortgage Securities Inc Asset-
5.00%, 09/25/2034	1,819	1,883	Backed Pass-Through Ctfs Ser 2004-R11
			0.79%, 11/25/2034(b)	484	482
JP Morgan Resecuritization Trust Series 2010-
4			Ameriquest Mortgage Securities Inc Asset-
2.28%, 10/26/2036(a),(b)	1,260	1,261	Backed Pass-Through Ctfs Ser 2005-R1
			0.87%, 03/25/2035(b)	2,722	2,712
MASTR Alternative Loan Trust 2003-9
6.50%, 01/25/2019	568	591	Carrington Mortgage Loan Trust Series 2005-
			NC4
MASTR Asset Securitization Trust 2004-11			0.59%, 09/25/2035(b)	774	769
5.00%, 12/25/2019	125	128
			Citigroup Mortgage Loan Trust Inc
MASTR Asset Securitization Trust 2004-9			0.62%, 07/25/2035(b)	526	522
5.00%, 09/25/2019	614	623
			Countrywide Asset-Backed Certificates
PHH Mortgage Trust Series 2008-CIM1			0.68%, 12/25/2035(b)	73	73
5.22%, 06/25/2038	5,405	5,496
Prime Mortgage Trust 2005-2			Credit-Based Asset Servicing and
5.25%, 07/25/2020(b)	979	995	Securitization LLC
			4.22%, 08/25/2035(b)	260	260
Provident Funding Mortgage Loan Trust 2005-			4.68%, 07/25/2035(b)	2,929	2,951
1
0.48%, 05/25/2035(b)	5,368	5,164	CWABS Asset-Backed Certificates Trust
			2005-3
RALI Series 2003-QS23 Trust			0.64%, 08/25/2035(b)	1,392	1,388
5.00%, 12/26/2018	1,646	1,666
RALI Series 2004-QS3 Trust			CWABS Asset-Backed Certificates Trust
5.00%, 03/25/2019	955	957	2005-7
			0.70%, 11/25/2035(b)	326	325
RBSSP Resecuritization Trust 2009-7
0.58%, 06/26/2037(a),(b)	1,089	1,044	Drug Royalty II LP 2
5.00%, 09/26/2036(a),(b)	757	775	3.48%, 07/15/2023(a),(b)	12,125	12,285
Sequoia Mortgage Trust 2013-4			FFMLT Trust 2005-FF2
1.55%, 04/25/2043(b)	14,412	13,936	0.85%, 03/25/2035(b)	195	195
Sequoia Mortgage Trust 2013-8			Fieldstone Mortgage Investment Trust Series
2.25%, 06/25/2043(b)	10,587	10,237	2005-1
			1.27%, 03/25/2035(b)	2,762	2,761
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059(a),(b)	7,256	7,269	First Franklin Mortgage Loan Trust 2005-
2.66%, 12/25/2059(a),(b)	6,052	6,078	FF4
3.56%, 12/25/2059(a)	3,655	3,682	0.62%, 05/25/2035(b)	626	622

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Real Estate (continued)
JP Morgan Mortgage Acquisition Corp 2005-			WEA Finance LLC / Westfield UK & Europe
OPT2			Finance PLC
0.48%, 12/25/2035(b)	$2,850	$2,811	1.75%, 09/15/2017(a)	$7,400	$7,409
Mastr Specialized Loan Trust			2.70%, 09/17/2019(a)	6,500	6,501
1.44%, 11/25/2034(a),(b)	753	782			$24,119
NYCTL 2014-A Trust
1.03%, 11/10/2027(a),(c)	3,106	3,104	REITS - 2.67%
OneMain Financial Issuance Trust 2014-1			Alexandria Real Estate Equities Inc
2.43%, 06/18/2024(a),(b)	14,294	14,337	2.75%, 01/15/2020	13,990	13,855
OneMain Financial Issuance Trust 2014-2			BioMed Realty LP
2.47%, 09/18/2024(a),(c)	20,653	20,763	2.63%, 05/01/2019	7,664	7,657
OneMain Financial Issuance Trust 2015-2			3.85%, 04/15/2016	7,327	7,450
2.57%, 07/18/2025(a),(c)	14,260	14,268	HCP Inc
PFS Financing Corp			6.30%, 09/15/2016	10,366	10,897
0.74%, 02/15/2018(a),(b)	18,653	18,638	Health Care REIT Inc
0.79%, 02/15/2019(a),(b)	11,495	11,474	3.63%, 03/15/2016	5,745	5,830
0.79%, 10/15/2019(a),(b)	9,164	9,129	Healthcare Realty Trust Inc
0.81%, 04/15/2020(a),(b)	5,664	5,617	5.75%, 01/15/2021	6,997	7,789
PFS Tax Lien Trust 2014-1			Kimco Realty Corp
1.44%, 04/15/2016(a),(b)	10,684	10,710	4.30%, 02/01/2018	6,664	7,079
RAMP Series 2005-RZ4 Trust			Ventas Realty LP
0.59%, 11/25/2035(b)	2,056	2,043	1.55%, 09/26/2016	7,495	7,521
Securitized Asset Backed Receivables LLC			Ventas Realty LP / Ventas Capital Corp
Trust 2005-OP2			2.70%, 04/01/2020	6,332	6,324
0.51%, 10/25/2035(b)	4,900	4,749			$74,402
Securitized Asset Backed Receivables LLC			Savings & Loans - 0.00%
Trust 2006-OP1			Washington Mutual Bank / Henderson NV
0.49%, 10/25/2035(b)	219	217	0.00%, 01/15/2013(c),(d)	1,200	—
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021(a),(b)	2,136	2,143
Trafigura Securitisation Finance PLC 2014-1			Software - 1.05%
1.14%, 10/15/2021(a),(b),(c)	8,829	8,826	Microsoft Corp
Wachovia Mortgage Loan Trust Series 2005-			1.85%, 02/12/2020	9,327	9,338
WMC1			Oracle Corp
0.93%, 10/25/2035(b)	752	748	0.79%, 10/08/2019(b)	5,000	5,028
		$155,704	2.25%, 10/08/2019	9,495	9,552
			5.75%, 04/15/2018	4,664	5,182
Pharmaceuticals - 3.01%					$29,100
Abbott Laboratories
2.00%, 03/15/2020	18,653	18,519	Student Loan Asset Backed Securities - 4.37%
			KeyCorp Student Loan Trust 2004-A
AbbVie Inc			0.60%, 10/28/2041(b)	2,793	2,761
1.20%, 11/06/2015	23,317	23,344
1.80%, 05/14/2018	4,798	4,785	KeyCorp Student Loan Trust 2006-A
			0.47%, 06/27/2029(b)	1,763	1,755
2.50%, 05/14/2020	6,664	6,623	0.59%, 09/27/2035(b)	34,317	33,353
Actavis Funding SCS
1.85%, 03/01/2017	9,664	9,688	SLC Private Student Loan Trust 2006-A
			0.46%, 07/15/2036(b)	10,379	10,202
2.35%, 03/12/2018	11,995	12,032
			SLC Private Student Loan Trust 2010-B
Merck & Co Inc			3.69%, 07/15/2042(a),(b)	3,357	3,484
1.10%, 01/31/2018	8,827	8,806
		$83,797	SLM Private Credit Student Loan Trust 2002-
			A
Pipelines - 2.87%			0.84%, 12/16/2030(b)	10,336	10,187
Buckeye Partners LP			SLM Private Credit Student Loan Trust 2004-
2.65%, 11/15/2018	11,316	11,288	A
Columbia Pipeline Group Inc			0.49%, 03/16/2020(b)	1,319	1,318
2.45%, 06/01/2018(a)	4,832	4,863	0.69%, 06/15/2033(b)	2,750	2,632
3.30%, 06/01/2020(a)	4,832	4,855	SLM Private Credit Student Loan Trust 2004-
DCP Midstream LLC			B
5.38%, 10/15/2015(a)	4,850	4,850	0.49%, 06/15/2021(b)	10,571	10,514
Florida Gas Transmission Co LLC			SLM Private Credit Student Loan Trust 2005-
7.90%, 05/15/2019(a)	10,271	12,060	B
Hiland Partners LP / Hiland Partners Finance			0.47%, 03/15/2023(b)	8,804	8,758
Corp			0.56%, 12/15/2023(b)	6,765	6,595
7.25%, 10/01/2020(a)	16,599	17,906	SLM Private Credit Student Loan Trust 2006-
TransCanada PipeLines Ltd			A
6.35%, 05/15/2067(b)	9,664	8,976	0.48%, 12/15/2023(b)	2,842	2,808
Williams Partners LP / ACMP Finance Corp			SLM Private Education Loan Trust 2013-A
6.13%, 07/15/2022	14,495	15,218	0.79%, 08/15/2022(a),(b)	10,135	10,125
		$80,016	SLM Private Education Loan Trust 2013-B
			0.84%, 07/15/2022(a),(b)	4,769	4,772
Real Estate - 0.87%			1.85%, 06/17/2030(a),(b)	9,664	9,584
Prologis LP
7.38%, 10/30/2019	8,653	10,209

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Student Loan Asset Backed Securities (continued)			(continued)
SLM Private Education Loan Trust 2014-A
0.79%, 07/15/2022(a),(b)	$2,850	$2,852	10.00%, 01/15/2019	$24	$24
		$121,700			$26
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Telecommunications - 2.34%			OBLIGATIONS		$1,400
AT&T Inc			Total Investments		$2,775,803
0.66%, 02/12/2016(b)	9,327	9,320	Other Assets in Excess of Liabilities, Net - 0.28%		$7,928
2.45%, 06/30/2020	6,664	6,555	TOTAL NET ASSETS - 100.00%		$2,783,731
3.00%, 06/30/2022	4,798	4,642
Cisco Systems Inc
4.95%, 02/15/2019	13,990	15,456	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Verizon Communications Inc			1933. These securities may be resold in transactions exempt from
2.04%, 09/14/2018(b)	4,664	4,809	registration, normally to qualified institutional buyers. At the end of the
3.65%, 09/14/2018	12,990	13,655	period, the value of these securities totaled $722,689 or 25.96% of net
5.50%, 02/15/2018	4,250	4,633	assets.
Vodafone Group PLC			(b) Variable Rate. Rate shown is in effect at July 31, 2015.
1.63%, 03/20/2017	6,164	6,152	(c)	Fair value of these investments is determined in good faith by the Manager
		$65,222	under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
Transportation - 0.33%			$46,961 or 1.69% of net assets.
Ryder System Inc			(d) Non-Income Producing Security
2.45%, 11/15/2018	8,995	9,117

Trucking & Leasing - 0.53%
Penske Truck Leasing Co Lp / PTL Finance			Portfolio Summary (unaudited)
Corp			Sector		Percent
2.50%, 03/15/2016(a)	6,164	6,209	Financial		29.58%
3.75%, 05/11/2017(a)	8,169	8,439	Asset Backed Securities		22.24%
		$14,648	Consumer, Non-cyclical		7.90%
TOTAL BONDS	$2,735,588		Energy		7.09%
			Mortgage Securities		6.84%
U.S. GOVERNMENT & GOVERNMENT	Principal		Government		6.84%
AGENCY OBLIGATIONS - 0.05%	Amount (000's) Value (000's)		Utilities		5.48%
			Consumer, Cyclical		3.76%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%			Communications		3.08%
2.31%, 11/01/2021(b)	$6	$6
2.44%, 09/01/2035(b)	125	134	Technology		2.06%
			Basic Materials		1.76%
6.00%, 04/01/2017	14	14	Industrial		1.70%
6.00%, 05/01/2017	24	25	Exchange Traded Funds		1.39%
6.50%, 12/01/2015	1	1	Other Assets in Excess of Liabilities, Net		0.28%
7.00%, 12/01/2022	102	109	TOTAL NET ASSETS		100.00%
7.50%, 12/01/2029	1	1
9.50%, 08/01/2016	1	1
		$291

Federal National Mortgage Association (FNMA) - 0.04%
2.01%, 10/01/2035(b)	265	282
2.16%, 12/01/2032(b)	57	59
2.18%, 11/01/2022(b)	2	2
2.24%, 08/01/2034(b)	73	78
2.26%, 07/01/2034(b)	184	197
2.28%, 07/01/2034(b)	52	55
2.33%, 02/01/2037(b)	161	170
2.37%, 01/01/2035(b)	120	128
2.41%, 11/01/2032(b)	52	55
2.43%, 02/01/2035(b)	27	28
4.14%, 11/01/2035(b)	9	10
5.60%, 04/01/2019(b)	2	3
6.00%, 07/01/2028	1	1
7.50%, 10/01/2029	8	9
8.00%, 05/01/2027	2	2
8.50%, 11/01/2017	2	2
10.00%, 05/01/2022	2	2
		$1,083

Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025	1	2

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 98.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.01%			Commercial Services (continued)
Astronics Corp (a)	59,580	$3,694	TransUnion (a)	70,210	$1,762
Esterline Technologies Corp (a)	31,450	2,788			$47,761
Spirit AeroSystems Holdings Inc (a)	100,390	5,652
			Computers - 4.34%
		$12,134	Barracuda Networks Inc (a)	79,300	2,176
Apparel - 2.55%			CACI International Inc (a)	85,330	7,008
G-III Apparel Group Ltd (a)	114,620	8,279	Manhattan Associates Inc (a)	145,590	9,437
Skechers U.S.A. Inc (a)	47,220	7,104	NetScout Systems Inc (a)	189,180	7,545
		$15,383			$26,166

Automobile Parts & Equipment - 1.83%			Diversified Financial Services - 0.95%
American Axle & Manufacturing Holdings Inc	167,140	3,340	Cowen Group Inc (a)	310,070	1,752
(a)			Evercore Partners Inc - Class A	60,150	3,537
Cooper Tire & Rubber Co	233,173	7,678	Investment Technology Group Inc	22,630	460
		$11,018			$5,749

Banks - 7.97%			Electric - 2.08%
Central Pacific Financial Corp	143,110	3,333	8Point3 Energy Partners LP (a)	222,480	3,542
Chemical Financial Corp	36,550	1,204	Avista Corp	145,304	4,798
First Merchants Corp	32,290	841	NRG Yield Inc - A Shares	116,590	2,298
First of Long Island Corp/The	30,744	837	Portland General Electric Co	52,520	1,891
FNB Corp/PA	322,260	4,444			$12,529
Hanmi Financial Corp	62,414	1,580	Electronics - 0.31%
National Penn Bancshares Inc	357,300	3,830	Fluidigm Corp (a)	25,567	512
PacWest Bancorp	167,400	7,749	Itron Inc (a)	42,020	1,354
PrivateBancorp Inc	180,420	7,459
Renasant Corp	61,840	1,988			$1,866
WesBanco Inc	64,710	2,150	Energy - Alternate Sources - 1.13%
Western Alliance Bancorp (a)	142,830	4,832	Pattern Energy Group Inc	145,722	3,560
Wilshire Bancorp Inc	101,660	1,181	TerraForm Global Inc (a)	230,150	3,222
Wintrust Financial Corp	122,800	6,621			$6,782
		$48,049
			Engineering & Construction - 2.00%
Biotechnology - 3.34%			Dycom Industries Inc (a)	64,570	4,265
Acceleron Pharma Inc (a)	30,340	869	EMCOR Group Inc	162,780	7,786
AMAG Pharmaceuticals Inc (a)	4,870	311			$12,051
Aratana Therapeutics Inc (a)	84,558	1,490
Ardelyx Inc (a)	28,397	560	Entertainment - 2.48%
Bellicum Pharmaceuticals Inc (a)	22,800	464	Marriott Vacations Worldwide Corp	94,140	7,870
BIND Therapeutics Inc (a)	103,886	510	Vail Resorts Inc	64,670	7,094
BIND Therapeutics Inc - Warrants (a),(b)	17,472	—			$14,964
Bluebird Bio Inc (a)	4,525	750
Cambrex Corp (a)	50,740	2,499	Food - 1.66%
			Cal-Maine Foods Inc	83,994	4,549
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	21	SUPERVALU Inc (a)	592,890	5,466
Epizyme Inc (a)	26,190	584
Exact Sciences Corp (a)	75,612	1,820			$10,015
Fate Therapeutics Inc (a)	112,200	792	Forest Products & Paper - 0.69%
Genocea Biosciences Inc (a)	67,910	883	Clearwater Paper Corp (a)	70,570	4,153
Insmed Inc (a)	61,550	1,668
Intercept Pharmaceuticals Inc (a)	3,480	918
MacroGenics Inc (a)	35,550	1,337	Gas - 0.53%
NewLink Genetics Corp (a)	21,270	1,109	Southwest Gas Corp	56,970	3,210
Puma Biotechnology Inc (a)	5,700	517
Seattle Genetics Inc (a)	16,280	779	Hand & Machine Tools - 0.70%
Spark Therapeutics Inc (a)	5,960	366	Regal Beloit Corp	60,330	4,189
Ultragenyx Pharmaceutical Inc (a)	11,350	1,373
Versartis Inc (a)	28,841	522
			Healthcare - Products - 2.00%
		$20,142	EndoChoice Holdings Inc (a)	77,930	1,263
Building Materials - 1.85%			ICU Medical Inc (a)	49,530	4,949
Boise Cascade Co (a)	148,510	4,928	K2M Group Holdings Inc (a)	126,630	2,897
Eagle Materials Inc	23,440	1,808	LDR Holding Corp (a)	49,560	2,253
Universal Forest Products Inc	44,450	2,823	STAAR Surgical Co (a)	79,640	698
US Concrete Inc (a)	37,570	1,590			$12,060
		$11,149	Healthcare - Services - 3.39%
Commercial Services - 7.92%			Acadia Healthcare Co Inc (a)	76,330	6,089
ABM Industries Inc	156,850	5,170	Centene Corp (a)	76,130	5,339
Huron Consulting Group Inc (a)	53,410	4,084	HealthSouth Corp	169,850	7,762
Korn/Ferry International	216,860	7,261	Natera Inc (a)	15,459	280
Live Nation Entertainment Inc (a)	110,645	2,901	Teladoc Inc (a)	30,400	960
Navigant Consulting Inc (a)	83,510	1,313			$20,430
On Assignment Inc (a)	100,620	3,856
PAREXEL International Corp (a)	103,060	7,107	Home Builders - 0.83%
			Installed Building Products Inc (a)	184,371	5,009
Sabre Corp	253,450	6,742
Team Health Holdings Inc (a)	112,230	7,565

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Insurance - 5.67%			REITS (continued)
American Equity Investment Life Holding Co	133,070	$3,931	QTS Realty Trust Inc	85,490	$3,548
AmTrust Financial Services Inc	122,650	8,526			$51,252
First American Financial Corp	188,840	7,663
Primerica Inc	70,200	3,175	Retail - 7.02%
Radian Group Inc	336,310	6,208	Caleres Inc	262,340	8,668
			Citi Trends Inc (a)	39,520	941
Validus Holdings Ltd	100,562	4,661	Flex Pharma Inc (a)	24,140	376
		$34,164	Freshpet Inc (a)	57,430	949
Internet - 2.42%			Kirkland's Inc	106,225	2,898
CDW Corp/DE	226,697	8,145	Office Depot Inc (a)	1,004,520	8,036
GoDaddy Inc (a)	31,860	906	Penske Automotive Group Inc	105,779	5,712
Intralinks Holdings Inc (a)	177,400	2,015	Red Robin Gourmet Burgers Inc (a)	59,200	5,425
MaxPoint Interactive Inc (a)	173,260	1,537	Rite Aid Corp (a)	930,440	8,290
Rapid7 Inc (a)	18,392	423	Wendy's Co/The	100,067	1,027
Rubicon Project Inc/The (a)	89,252	1,556			$42,322

		$14,582	Savings & Loans - 0.91%
Investment Companies - 0.66%			Berkshire Hills Bancorp Inc	40,830	1,188
Apollo Investment Corp	581,350	3,988	Oritani Financial Corp	55,470	872
			Provident Financial Services Inc	173,310	3,400

Miscellaneous Manufacturing - 0.61%					$5,460
AO Smith Corp	51,030	3,665	Semiconductors - 1.73%
			Entegris Inc (a)	220,420	3,265
Office Furnishings - 0.74%			Micrel Inc	121,120	1,690
			Qorvo Inc (a)	94,665	5,486
Interface Inc	170,580	4,430
					$10,441

Oil & Gas - 1.89%			Software - 6.18%
Carrizo Oil & Gas Inc (a)	59,330	2,262	2U Inc (a)	131,760	4,228
Northern Oil and Gas Inc (a)	279,470	1,330	Acxiom Corp (a)	164,780	2,951
PDC Energy Inc (a)	49,210	2,311	Apigee Corp (a)	83,031	668
RSP Permian Inc (a)	130,830	3,245	Appfolio Inc (a)	46,270	687
Sanchez Energy Corp (a)	131,800	966	Aspen Technology Inc (a)	185,800	8,246
Whiting Petroleum Corp (a)	60,810	1,246	Black Knight Financial Services Inc (a)	93,000	3,030
		$11,360	Blackbaud Inc	116,520	7,126
			BroadSoft Inc (a)	32,050	1,119
Packaging & Containers - 0.39%			MINDBODY Inc (a)	100,570	986
Graphic Packaging Holding Co	153,800	2,322	SYNNEX Corp	81,420	6,158
			Workiva Inc (a)	140,250	2,046
Pharmaceuticals - 5.61%					$37,245
Anacor Pharmaceuticals Inc (a)	9,700	1,447	Telecommunications - 2.39%
Array BioPharma Inc (a)	151,840	882	ARRIS Group Inc (a)	132,481	4,096
Cerulean Pharma Inc (a)	116,970	473	Plantronics Inc	121,810	7,075
Clovis Oncology Inc (a)	16,670	1,407	West Corp	112,610	3,249
Concert Pharmaceuticals Inc (a)	63,250	1,037
DexCom Inc (a)	46,440	3,931			$14,420
FibroGen Inc (a)	23,540	547	Transportation - 2.47%
Nektar Therapeutics (a)	91,350	1,152	ArcBest Corp	77,160	2,550
Neurocrine Biosciences Inc (a)	26,840	1,345	Atlas Air Worldwide Holdings Inc (a)	94,940	4,666
Nevro Corp (a)	39,160	1,988	Matson Inc	144,190	5,972
Orexigen Therapeutics Inc (a)	164,400	658	Navigator Holdings Ltd (a)	98,040	1,678
PRA Health Sciences Inc (a)	159,440	6,695			$14,866
Prestige Brands Holdings Inc (a)	166,020	7,906
ProQR Therapeutics NV (a)	25,125	406	Trucking & Leasing - 0.25%
Proteon Therapeutics Inc (a)	58,150	1,005	Greenbrier Cos Inc/The	32,760	1,499
Revance Therapeutics Inc (a)	23,876	741
SCYNEXIS Inc (a)	78,360	623	TOTAL COMMON STOCKS		$591,563
Vanda Pharmaceuticals Inc (a)	66,725	817	INVESTMENT COMPANIES - 2.41%	Shares Held	Value (000	's)
Zafgen Inc (a)	19,960	758	Publicly Traded Investment Fund - 2.41%
		$33,818	Goldman Sachs Financial Square Funds -	14,519,695	14,520

Publicly Traded Investment Fund - 0.15%			Government Fund

THL Credit Inc	76,840	920	TOTAL INVESTMENT COMPANIES		$14,520
			Total Investments		$606,083
REITS - 8.50%			Liabilities in Excess of Other Assets, Net - (0.56)%			$(3,355)
Colony Capital Inc	342,650	7,785	TOTAL NET ASSETS - 100.00%		$602,728
CubeSmart	131,410	3,438
First Industrial Realty Trust Inc	329,640	6,902
Highwoods Properties Inc	272,500	11,535	(a) Non-Income Producing Security
Hudson Pacific Properties Inc	225,170	6,931	(b)		Fair value of these investments is determined in good faith by the Manager
Kilroy Realty Corp	63,780	4,519	under procedures established and periodically reviewed by the Board of
LaSalle Hotel Properties	198,200	6,594	Directors. At the end of the period, the fair value of these securities totaled
			$21 or 0.00% of net assets.

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2015 (unaudited)

(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $21 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.81%
Consumer, Non-cyclical		23.92%
Consumer, Cyclical		15.45%
Technology		12.25%
Industrial		10.59%
Communications		4.81%
Energy		3.02%
Utilities		2.61%
Exchange Traded Funds		2.41%
Basic Materials		0.69%
Liabilities in Excess of Other Assets, Net		(0.56)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2015	Long	31	$3,924	$3,829	$(95)
Total					$(95)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS - 93.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 0.78%			Banks (continued)
Astronics Corp (a)	60,866	$3,774	Home BancShares Inc/AR	8,294	$330
Curtiss-Wright Corp	713	48	IBERIABANK Corp	101,424	6,547
HEICO Corp	177,237	9,717	Live Oak Bancshares Inc (a)	66,340	1,337
HEICO Corp - Class A	7,045	320	Opus Bank	121,727	4,766
Kaman Corp	608	24	Pinnacle Financial Partners Inc	45,657	2,424
Moog Inc (a)	950	64	PrivateBancorp Inc	295,595	12,220
Teledyne Technologies Inc (a)	1,603	166	Prosperity Bancshares Inc	183,158	9,999
		$14,113	Signature Bank/New York NY (a)	52,442	7,635
			Square 1 Financial Inc (a)	1,573	42
Agriculture - 0.02%			SVB Financial Group (a)	60,622	8,675
MGP Ingredients Inc	2,918	43	Texas Capital Bancshares Inc (a)	870	51
Vector Group Ltd	14,263	361	Walker & Dunlop Inc (a)	161,927	3,878
		$404	Western Alliance Bancorp (a)	176,089	5,957
Airlines - 0.43%					$106,727
Allegiant Travel Co	8,133	1,730	Beverages - 0.03%
Hawaiian Holdings Inc (a)	8,420	183	Boston Beer Co Inc/The (a)	1,585	350
Spirit Airlines Inc (a)	68,492	4,097	Coca-Cola Bottling Co Consolidated	1,154	187
Virgin America Inc (a)	52,267	1,743	National Beverage Corp (a)	2,949	70
		$7,753			$607

Apparel - 0.75%			Biotechnology - 5.28%
Cherokee Inc (a)	2,104	59	Abeona Therapeutics Inc (a),(b)	2,817	18
Columbia Sportswear Co	6,594	472	Acceleron Pharma Inc (a)	77,768	2,227
Crocs Inc (a)	8,971	141	Achillion Pharmaceuticals Inc (a)	255,604	2,178
Deckers Outdoor Corp (a)	3,514	256	Acorda Therapeutics Inc (a)	6,888	237
G-III Apparel Group Ltd (a)	65,559	4,736	Advaxis Inc (a),(b)	8,216	137
Oxford Industries Inc	18,510	1,554	Aegerion Pharmaceuticals Inc (a),(b)	6,800	130
Sequential Brands Group Inc (a)	144,440	2,561	Agenus Inc (a)	16,615	142
Steven Madden Ltd (a)	77,945	3,248	Alder Biopharmaceuticals Inc (a)	122,800	5,701
Superior Uniform Group Inc	2,026	39	AMAG Pharmaceuticals Inc (a)	27,625	1,765
Unifi Inc (a)	235	7	ANI Pharmaceuticals Inc (a)	2,135	152
Vince Holding Corp (a)	4,200	41	Applied Genetic Technologies Corp/DE (a)	2,352	43
Wolverine World Wide Inc	18,369	539	Aratana Therapeutics Inc (a)	290,375	5,116
		$13,653	Arena Pharmaceuticals Inc (a)	36,866	149
Automobile Manufacturers - 0.01%			ARIAD Pharmaceuticals Inc (a),(b)	29,540	241
Wabash National Corp (a)	11,991	165	Asterias Biotherapeutics Inc (a)	2,792	14
			Atara Biotherapeutics Inc (a)	2,190	123
			Avalanche Biotechnologies Inc (a)	5,244	77
Automobile Parts & Equipment - 0.12%			Bellicum Pharmaceuticals Inc (a)	40,926	833
Accuride Corp (a)	9,508	39	BioCryst Pharmaceuticals Inc (a)	8,928	138
American Axle & Manufacturing Holdings Inc	13,492	270	BioTime Inc (a),(b)	14,203	45
(a)			Bluebird Bio Inc (a)	9,529	1,580
Commercial Vehicle Group Inc (a)	8,189	48	Cambrex Corp (a)	5,524	272
Cooper Tire & Rubber Co	1,742	57	Celldex Therapeutics Inc (a)	13,558	319
Cooper-Standard Holding Inc (a)	256	16	Charles River Laboratories International Inc	136,678	10,609
Dana Holding Corp	15,421	286	(a)
Dorman Products Inc (a),(b)	4,075	215	ChemoCentryx Inc (a)	7,629	63
Douglas Dynamics Inc	1,487	30	Coherus Biosciences Inc (a)	58,727	2,060
Gentherm Inc (a)	6,390	322	CTI BioPharma Corp (a)	44,056	81
Horizon Global Corp (a)	306	4	Curis Inc (a)	29,790	94
Meritor Inc (a)	14,749	208	Cytokinetics Inc (a)	4,891	31
Metaldyne Performance Group Inc	1,838	34	CytRx Corp (a)	14,935	41
Miller Industries Inc/TN	181	3	Dynavax Technologies Corp (a)	4,431	130
Tenneco Inc (a)	10,919	544	Emergent BioSolutions Inc (a)	5,790	190
Titan International Inc	704	7	Exact Sciences Corp (a)	94,283	2,269
Tower International Inc (a)	3,132	82	Exelixis Inc (a),(b)	29,904	171
		$2,165	Five Prime Therapeutics Inc (a)	5,826	137
			Foundation Medicine Inc (a),(b)	3,198	65
Banks - 5.88%			Galena Biopharma Inc (a)	43,348	71
Bank of the Ozarks Inc	155,393	6,856	Halozyme Therapeutics Inc (a)	18,709	437
California Republic Bancorp (a)	21,304	628
			ImmunoGen Inc (a)	13,079	236
Cardinal Financial Corp	553	13	Immunomedics Inc (a)	23,838	49
Cass Information Systems Inc	1,736	91	Incyte Corp (a)	46,298	4,828
Cathay General Bancorp	53,400	1,715	Inovio Pharmaceuticals Inc (a),(b)	17,188	125
City National Corp/CA	174,711	15,709	Insmed Inc (a)	103,320	2,800
CoBiz Financial Inc	107,157	1,371	Intercept Pharmaceuticals Inc (a)	14,830	3,912
ConnectOne Bancorp Inc	330,705	7,064	Intrexon Corp (a)	67,820	4,425
Customers Bancorp Inc (a)	65,849	1,656
			Isis Pharmaceuticals Inc (a),(b)	42,283	2,323
Eagle Bancorp Inc (a)	4,029	179
			Karyopharm Therapeutics Inc (a),(b)	110,110	2,259
East West Bancorp Inc	20,700	927	Kite Pharma Inc (a),(b)	4,371	318
FCB Financial Holdings Inc (a)	91,490	3,177
			KYTHERA Biopharmaceuticals Inc (a)	3,912	291
First Financial Bankshares Inc	6,627	225	Ligand Pharmaceuticals Inc (a)	3,093	335
First NBC Bank Holding Co (a)	81,160	3,100
			MacroGenics Inc (a)	77,874	2,928
Hilltop Holdings Inc (a)	7,360	155

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Coal - 0.00%
Medicines Co/The (a)	1,787	$56	Hallador Energy Co	762	$5
Merrimack Pharmaceuticals Inc (a),(b)	18,355	185
Momenta Pharmaceuticals Inc (a)	10,785	234
Myriad Genetics Inc (a),(b)	12,250	418	Commercial Services - 8.81%
			Advisory Board Co/The (a)	160,103	9,590
NeoGenomics Inc (a)	14,364	88
			Alarm.com Holdings Inc (a)	92,890	1,721
NewLink Genetics Corp (a),(b)	3,676	192
			Albany Molecular Research Inc (a)	6,757	143
Novavax Inc (a)	40,760	492
			AMN Healthcare Services Inc (a)	73,706	2,169
Ocata Therapeutics Inc (a)	8,473	38
			ARC Document Solutions Inc (a)	206,801	1,429
Omeros Corp (a),(b)	107,762	1,735
			Ascent Capital Group Inc (a)	124,794	4,871
OncoMed Pharmaceuticals Inc (a),(b)	4,530	103
			Bright Horizons Family Solutions Inc (a)	362,353	21,828
Otonomy Inc (a)	104,205	2,685
OvaScience Inc (a),(b)	58,092	1,656	Brink's Co/The	8,584	268
Pacific Biosciences of California Inc (a)	16,232	92	Capella Education Co	116,602	6,006
			Cardtronics Inc (a)	7,738	287
Paratek Pharmaceuticals Inc	3,267	82
Peregrine Pharmaceuticals Inc (a)	47,771	59	Carriage Services Inc	838	20
Pfenex Inc (a)	4,372	93	CEB Inc	146,676	11,224
			Cimpress NV (a)	107,478	6,935
Prothena Corp PLC (a)	19,872	1,311
			CorVel Corp (a)	2,345	75
PTC Therapeutics Inc (a)	85,994	4,404
			CoStar Group Inc (a)	68,521	13,793
Repligen Corp (a)	19,503	683
			Cross Country Healthcare Inc (a)	5,431	65
Retrophin Inc (a)	6,176	196
Rigel Pharmaceuticals Inc (a)	18,680	56	Deluxe Corp	4,828	311
			Euronet Worldwide Inc (a)	8,947	613
RTI Surgical Inc (a)	12,736	93
Sage Therapeutics Inc (a),(b)	52,368	3,580	EVERTEC Inc	11,366	214
			ExamWorks Group Inc (a)	7,294	256
Sangamo BioSciences Inc (a)	18,815	172
			Franklin Covey Co (a)	352	7
Sequenom Inc (a),(b)	31,662	89
			FTI Consulting Inc (a)	914	37
Spectrum Pharmaceuticals Inc (a),(b)	4,897	34
Theravance Inc (b)	11,276	173	Global Payments Inc	67,417	7,556
			Grand Canyon Education Inc (a)	7,157	311
Trovagene Inc (a)	6,568	52
Ultragenyx Pharmaceutical Inc (a)	103,084	12,466	Hackett Group Inc/The	6,419	82
XOMA Corp (a)	20,314	15	Healthcare Services Group Inc	175,501	6,127
			HealthEquity Inc (a)	6,406	216
ZIOPHARM Oncology Inc (a),(b)	106,202	1,419
			Heartland Payment Systems Inc	5,563	347
		$95,866	Heidrick & Struggles International Inc	254	5
Building Materials - 1.04%			HMS Holdings Corp (a)	15,651	180
AAON Inc	6,244	139	INC Research Holdings Inc (a)	3,517	176
Apogee Enterprises Inc	113,074	6,239	Insperity Inc	3,419	172
Boise Cascade Co (a)	6,055	201	Kforce Inc	144,427	3,375
Continental Building Products Inc (a)	8,516	181	Korn/Ferry International	49,538	1,659
Drew Industries Inc	4,299	252	Landauer Inc	2,613	93
Headwaters Inc (a)	13,454	256	LendingTree Inc (a)	56,860	4,715
Louisiana-Pacific Corp (a)	19,870	293	LifeLock Inc (a),(b)	14,228	113
Masonite International Corp (a)	5,303	366	Matthews International Corp	27,340	1,472
Nortek Inc (a)	1,459	119	Medifast Inc (a)	2,908	90
Patrick Industries Inc (a)	3,412	123	Monro Muffler Brake Inc	4,825	305
PGT Inc (a)	126,540	2,034	Multi-Color Corp	2,230	142
Summit Materials Inc (a)	200,542	5,031	National Research Corp	2,357	35
Trex Co Inc (a)	76,876	3,488	Nutrisystem Inc	55,419	1,665
US Concrete Inc (a)	3,946	167	NV5 Holdings Inc (a)	1,395	34
		$18,889	On Assignment Inc (a)	9,090	348
			PAREXEL International Corp (a)	9,730	671
Chemicals - 0.87%			Patriot National Inc (a)	96,122	1,788
A Schulman Inc	4,807	179	Paylocity Holding Corp (a)	4,194	151
Aceto Corp	6,871	161	PFSweb Inc (a)	3,059	39
Balchem Corp	4,728	268	RPX Corp (a)	1,880	29
Calgon Carbon Corp	6,496	115	Sotheby's	9,460	396
Chemtura Corp (a)	12,248	336	SP Plus Corp (a)	4,212	110
Ferro Corp (a)	13,334	185	Strayer Education Inc (a)	1,218	68
Hawkins Inc	521	19	Team Health Holdings Inc (a)	223,317	15,054
HB Fuller Co	7,645	306	Team Inc (a)	134,105	5,820
KMG Chemicals Inc	2,637	58	Travelport Worldwide Ltd	13,355	170
Koppers Holdings Inc	5,511	112	TriNet Group Inc (a)	6,683	180
Landec Corp (a)	1,572	21	TrueBlue Inc (a)	7,438	192
Minerals Technologies Inc	5,941	385	United Rentals Inc (a)	58,979	3,951
Olin Corp	11,269	259	Vectrus Inc (a)	2,707	63
OMNOVA Solutions Inc (a)	7,415	48	Volt Information Sciences Inc (a)	1,653	16
PolyOne Corp	372,093	12,751	WEX Inc (a)	51,510	5,256
Quaker Chemical Corp	1,742	162	WuXi PharmaTech Cayman Inc ADR(a)	171,089	7,100
Sensient Technologies Corp	5,494	376	Xoom Corp (a)	319,454	7,938
Stepan Co	2,532	124			$160,072
Valhi Inc	2,575	11
		$15,876	Computers - 3.78%
			Barracuda Networks Inc (a),(b)	2,208	61
			Cray Inc (a)	6,213	161
			Datalink Corp (a)	360	2

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Diversified Financial Services (continued)
Diebold Inc	11,394	$388	Virtus Investment Partners Inc	108	$13
Dot Hill Systems Corp (a)	16,402	104	WageWorks Inc (a)	5,438	272
Electronics For Imaging Inc (a)	188,837	8,630	Westwood Holdings Group Inc	2,066	124
EPAM Systems Inc (a)	89,221	6,612	WisdomTree Investments Inc	17,348	432
ExlService Holdings Inc (a)	5,337	207	World Acceptance Corp (a),(b)	1,283	70
Fleetmatics Group PLC (a)	6,592	316			$23,070
Fortinet Inc (a)	295,110	14,088
Genpact Ltd (a)	344,056	7,641	Electric - 0.01%
Globant SA (a)	4,095	130	Genie Energy Ltd	791	8
Luxoft Holding Inc (a)	3,171	199	Ormat Technologies Inc	4,177	170
Manhattan Associates Inc (a)	12,726	825			$178
MAXIMUS Inc	199,014	13,575	Electrical Components & Equipment - 0.26%
MTS Systems Corp	2,642	171	Advanced Energy Industries Inc (a)	5,988	157
NetScout Systems Inc (a)	8,418	336	Belden Inc	7,493	444
Nimble Storage Inc (a)	7,694	212	Encore Wire Corp	4,348	149
Qualys Inc (a)	4,269	158	EnerSys	2,111	132
RealD Inc (a)	10,825	136	Generac Holdings Inc (a)	12,180	427
Science Applications International Corp	7,941	426	General Cable Corp	12,095	197
Super Micro Computer Inc (a)	77,059	2,055	Insteel Industries Inc	4,510	74
Synaptics Inc (a)	85,583	6,794	Littelfuse Inc	3,428	315
Syntel Inc (a)	5,418	237	Universal Display Corp (a)	60,596	2,891
TeleTech Holdings Inc	2,430	66			$4,786
Unisys Corp (a)	8,539	135
VeriFone Systems Inc (a)	147,786	4,756	Electronics - 1.21%
Virtusa Corp (a)	5,115	245	Allied Motion Technologies Inc	1,701	36
Vocera Communications Inc (a)	4,581	57	Badger Meter Inc	2,585	152
		$68,723	Coherent Inc (a)	566	33
			ESCO Technologies Inc	158,740	6,043
Consumer Products - 0.03%			FARO Technologies Inc (a)	70,025	3,074
Central Garden and Pet Co - A Shares (a)	1,338	14	FEI Co	6,320	543
Helen of Troy Ltd (a)	2,081	183	Fitbit Inc (a)	27,060	1,288
Tumi Holdings Inc (a)	8,539	164	Fluidigm Corp (a)	7,793	156
WD-40 Co	2,546	228	IMAX Corp (a)	57,449	2,149
		$589	Imprivata Inc (a)	2,449	37
Cosmetics & Personal Care - 0.01%			Mesa Laboratories Inc	773	80
Inter Parfums Inc	1,893	57	Methode Electronics Inc	6,793	182
			Newport Corp (a)	3,596	57
Revlon Inc (a)	850	31
		$88	NVE Corp	601	36
			OSI Systems Inc (a)	1,358	95
Distribution & Wholesale - 1.25%			Plexus Corp (a)	3,407	130
Beacon Roofing Supply Inc (a)	3,285	115	Rofin-Sinar Technologies Inc (a)	913	23
Core-Mark Holding Co Inc	2,116	135	Rogers Corp (a)	1,568	88
H&E Equipment Services Inc	293,369	5,263	TASER International Inc (a),(b)	56,805	1,547
Pool Corp	175,746	12,376	Woodward Inc	123,990	6,120
Rentrak Corp (a),(b)	70,666	4,838	ZAGG Inc (a)	7,602	59
		$22,727			$21,928

Diversified Financial Services - 1.27%			Energy - Alternate Sources - 0.00%
BGC Partners Inc	33,060	326	Vivint Solar Inc (a),(b)	3,494	53
Blackhawk Network Holdings Inc (a)	9,364	430
CoreLogic Inc/United States (a)	210,668	8,309
Cowen Group Inc (a)	1,670	9	Engineering & Construction - 0.97%
Diamond Hill Investment Group Inc	811	156	Argan Inc	3,068	119
Ellie Mae Inc (a)	18,791	1,474	Comfort Systems USA Inc	6,195	171
			Dycom Industries Inc (a)	220,963	14,597
Encore Capital Group Inc (a)	1,164	50
Enova International Inc (a)	6,135	111	Exponent Inc	3,767	168
			Mistras Group Inc (a)	2,525	45
Evercore Partners Inc - Class A	5,248	308	Tutor Perini Corp (a)	122,680	2,568
Financial Engines Inc (b)	7,861	360
GAIN Capital Holdings Inc	1,328	9			$17,668
GAMCO Investors Inc	1,692	116	Entertainment - 0.49%
Greenhill & Co Inc	4,455	175	Churchill Downs Inc	2,394	323
INTL. FCStone Inc (a)	1,065	31	Eldorado Resorts Inc (a),(b)	3,729	31
Investment Technology Group Inc	1,223	25	Isle of Capri Casinos Inc (a)	5,623	103
Janus Capital Group Inc	3,363	55	Marriott Vacations Worldwide Corp	2,621	219
KCG Holdings Inc (a)	1,385	15	National CineMedia Inc	433,516	6,719
MarketAxess Holdings Inc	6,734	659	Penn National Gaming Inc (a)	1,473	28
OM Asset Management PLC	6,599	117	Pinnacle Entertainment Inc (a)	10,769	415
PennyMac Financial Services Inc (a)	483	9	Reading International Inc (a)	1,005	12
PRA Group Inc (a)	8,717	554	Scientific Games Corp (a),(b)	7,586	115
Pzena Investment Management Inc	3,427	36	SeaWorld Entertainment Inc	10,393	180
Regional Management Corp (a)	241	5	Vail Resorts Inc	6,470	710
Stifel Financial Corp (a)	121,724	6,689			$8,855
Stonegate Mortgage Corp (a)	655	6
Virtu Financial Inc	90,433	2,125

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Environmental Control - 0.94%			Healthcare - Products (continued)
Heritage-Crystal Clean Inc (a)	275	$4	Luminex Corp (a)	798	$14
MSA Safety Inc	2,869	148	Masimo Corp (a)	7,712	321
US Ecology Inc	3,817	175	Meridian Bioscience Inc	9,465	171
Waste Connections Inc	333,989	16,743	MiMedx Group Inc (a)	19,169	206
		$17,070	Natus Medical Inc (a)	5,813	262
			Neovasc Inc (a)	323,869	1,911
Food - 0.72%			Novadaq Technologies Inc (a)	227,754	2,612
B&G Foods Inc	8,337	246	NuVasive Inc (a)	80,429	4,424
Blue Buffalo Pet Products Inc (a)	29,450	823
			NxStage Medical Inc (a)	11,195	160
Calavo Growers Inc	2,584	141	OraSure Technologies Inc (a)	1,215	6
Cal-Maine Foods Inc	5,466	296	Oxford Immunotec Global PLC (a)	5,119	68
Chefs' Warehouse Inc/The (a)	235,194	4,045
			Quidel Corp (a)	3,210	66
Dean Foods Co	7,537	134	Rockwell Medical Inc (a),(b)	12,174	168
Diamond Foods Inc (a)	4,378	141
			SeaSpine Holdings Corp (a)	1,020	16
Fresh Market Inc/The (a)	7,528	230
			Sirona Dental Systems Inc (a)	73,567	7,635
Ingles Markets Inc	1,004	46	Spectranetics Corp/The (a)	11,460	196
J&J Snack Foods Corp	2,598	308	STAAR Surgical Co (a)	10,410	91
John B Sanfilippo & Son Inc	575	30	STERIS Corp	10,534	728
Lancaster Colony Corp	2,113	197	SurModics Inc (a)	684	16
Lifeway Foods Inc (a)	1,278	19
			Tandem Diabetes Care Inc (a)	4,818	60
Seaboard Corp (a)	6	21
			Thoratec Corp (a)	9,559	605
Tootsie Roll Industries Inc (b)	1,808	59
			Tornier NV (a)	5,350	133
TreeHouse Foods Inc (a)	72,782	5,965
			Unilife Corp (a),(b)	25,959	46
United Natural Foods Inc (a)	7,013	319
			Utah Medical Products Inc	1,023	56
		$13,020	Vascular Solutions Inc (a)	4,672	174
Forest Products & Paper - 0.03%			West Pharmaceutical Services Inc	12,689	760
Clearwater Paper Corp (a)	3,484	205	Wright Medical Group Inc (a)	6,946	179
Deltic Timber Corp (c)	1,661	108	Zeltiq Aesthetics Inc (a)	5,698	196
Neenah Paper Inc	2,480	150			$113,322
Schweitzer-Mauduit International Inc	1,471	58	Healthcare - Services - 2.81%
		$521	AAC Holdings Inc (a),(b)	2,135	81
Hand & Machine Tools - 0.46%			Acadia Healthcare Co Inc (a)	214,201	17,088
Franklin Electric Co Inc	7,792	225	Addus HomeCare Corp (a)	160	4
Lincoln Electric Holdings Inc	121,695	7,368	Adeptus Health Inc (a)	10,475	1,151
Milacron Holdings Corp (a)	44,720	777	Air Methods Corp (a)	6,927	273
			Alliance HealthCare Services Inc (a)	390	6
		$8,370	Amedisys Inc (a)	3,968	173
Healthcare - Products - 6.24%			Amsurg Corp (a)	2,086	150
Abaxis Inc	47,176	2,362	Bio-Reference Laboratories Inc (a)	4,360	193
ABIOMED Inc (a)	7,361	570	Capital Senior Living Corp (a)	7,975	178
Accuray Inc (a),(b)	21,406	137	Chemed Corp	3,010	447
Affymetrix Inc (a)	5,926	65	Civitas Solutions Inc (a)	3,191	72
Alere Inc (a)	50,900	2,474	Ensign Group Inc/The	4,176	213
Align Technology Inc (a)	129,267	8,105	Genesis Healthcare Inc (a)	4,909	30
Analogic Corp	296	24	HealthSouth Corp	16,138	738
AtriCure Inc (a)	173,780	4,829	ICON PLC (a)	107,414	8,679
Atrion Corp	384	155	IPC Healthcare Inc (a)	2,847	158
BioTelemetry Inc (a)	7,248	89	Laboratory Corp of America Holdings (a)	19,306	2,457
Cantel Medical Corp	39,156	2,149	LHC Group Inc (a)	220	9
Cardiovascular Systems Inc (a)	266,800	7,962	LifePoint Health Inc (a)	22,600	1,873
Cepheid (a)	124,653	6,929	Molina Healthcare Inc (a)	35,940	2,711
ConforMIS Inc (a)	46,690	1,078	Nobilis Health Corp (a)	8,718	51
Cutera Inc (a)	2,665	40	Premier Inc (a)	182,523	6,527
Cyberonics Inc (a)	4,591	282	Providence Service Corp/The (a)	3,699	174
Cynosure Inc (a)	49,708	1,929	RadNet Inc (a)	9,378	63
Endologix Inc (a),(b)	11,929	170	Select Medical Holdings Corp	17,380	251
Entellus Medical Inc (a)	1,228	28	Surgical Care Affiliates Inc (a)	3,572	136
Genomic Health Inc (a),(b)	4,769	129	Teladoc Inc (a)	21,240	671
Glaukos Corp (a)	92,011	2,925	US Physical Therapy Inc	3,356	177
Globus Medical Inc (a)	12,105	340	WellCare Health Plans Inc (a)	78,768	6,365
Haemonetics Corp (a)	4,371	175			$51,099
HeartWare International Inc (a)	81,483	7,391
Henry Schein Inc (a)	68,045	10,069	Holding Companies - Diversified - 0.01%
ICU Medical Inc (a)	1,609	161	HRG Group Inc (a)	9,409	134
IDEXX Laboratories Inc (a)	107,648	7,829
Inogen Inc (a)	94,143	4,186
			Home Builders - 0.17%
Insulet Corp (a)	8,606	292	Installed Building Products Inc (a)	50,328	1,367
Integra LifeSciences Holdings Corp (a)	1,984	127	Meritage Homes Corp (a)	725	33
Intersect ENT Inc (a)	3,755	111
iRadimed Corp (a)	767	19	Ryland Group Inc/The	35,649	1,621
K2M Group Holdings Inc (a)	354,774	8,117	Winnebago Industries Inc	6,645	148
LDR Holding Corp (a)	237,053	10,777			$3,169
LeMaitre Vascular Inc	1,172	17

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings - 0.51%			Internet (continued)
American Woodmark Corp (a)	2,268	$149	Zendesk Inc (a)	8,175	$169
Bassett Furniture Industries Inc	1,455	48	Zix Corp (a)	15,449	75
Daktronics Inc	2,243	26	zulily Inc (a),(b)	9,903	131
DTS Inc/CA (a)	4,181	119			$65,012
Hooker Furniture Corp	202	5
Select Comfort Corp (a)	9,313	242	Leisure Products & Services - 0.81%
			Black Diamond Inc (a)	291,828	2,771
Tempur Sealy International Inc (a)	113,533	8,577
TiVo Inc (a)	14,833	148	Brunswick Corp/DE	27,460	1,458
		$9,314	ClubCorp Holdings Inc	6,687	156
			Fox Factory Holding Corp (a)	4,549	72
Housewares - 0.01%			Liberty TripAdvisor Holdings Inc (a)	211,429	6,192
Libbey Inc	3,091	115	Lindblad Expeditions Holdings Inc (a)	240,343	2,512
			Malibu Boats Inc (a)	58,964	1,139
			Nautilus Inc (a)	8,493	180
Insurance - 0.37%			Steiner Leisure Ltd (a)	3,471	200
Ambac Financial Group Inc (a)	1,349	22
Atlas Financial Holdings Inc (a)	46,226	853			$14,680
Crawford & Co	2,342	16	Lodging - 0.61%
Employers Holdings Inc	5,161	124	Boyd Gaming Corp (a)	14,206	243
Essent Group Ltd (a)	8,455	248	Diamond Resorts International Inc (a)	331,266	10,382
HCI Group Inc	290	13	Interval Leisure Group Inc	6,997	149
Heritage Insurance Holdings Inc (a)	4,186	104	La Quinta Holdings Inc (a)	14,197	301
Maiden Holdings Ltd	1,654	27	Monarch Casino & Resort Inc (a)	149	3
MGIC Investment Corp (a)	209,653	2,321			$11,078
National General Holdings Corp	1,012	23
National Interstate Corp	444	11	Machinery - Construction & Mining - 0.00%
Radian Group Inc	148,300	2,738	Hyster-Yale Materials Handling Inc	731	49
State National Cos Inc	657	7
Third Point Reinsurance Ltd (a)	1,610	24	Machinery - Diversified - 2.14%
Trupanion Inc (a),(b)	3,786	29	Albany International Corp	1,057	39
Universal Insurance Holdings Inc	5,798	159	Altra Industrial Motion Corp	5,726	145
		$6,719	Applied Industrial Technologies Inc	4,304	166
Internet - 3.58%			Cognex Corp	28,281	1,280
			DXP Enterprises Inc (a)	1,039	38
1-800-Flowers.com Inc (a)	6,816	68
8x8 Inc (a)	268,854	2,342	IDEX Corp	205,318	15,611
Blue Nile Inc (a)	3,182	101	Kadant Inc	485	22
			Lindsay Corp (b)	1,792	150
Boingo Wireless Inc (a)	5,454	53
			Middleby Corp/The (a)	88,302	10,835
ChannelAdvisor Corp (a)	151,260	1,526
Chegg Inc (a)	273,700	2,274	Tennant Co	29,866	1,787
			Zebra Technologies Corp (a)	82,037	8,830
Cogent Communications Holdings Inc	261,256	8,306
comScore Inc (a)	68,964	4,034			$38,903
Connecture Inc (a)	1,812	17	Media - 0.32%
Corindus Vascular Robotics Inc (a),(b),(c)	6,138	22	AMC Networks Inc (a)	39,300	3,310
Criteo SA ADR(a)	75,405	4,014	Crown Media Holdings Inc (a)	7,889	35
DHI Group Inc (a)	4,292	34	Entravision Communications Corp	16,171	124
Endurance International Group Holdings Inc	10,129	205	EW Scripps Co/The	5,723	126
(a),(b)			Gray Television Inc (a)	85,366	1,442
ePlus Inc (a)	100	8	Houghton Mifflin Harcourt Co (a)	2,608	68
GrubHub Inc (a)	165,459	5,247	Nexstar Broadcasting Group Inc	5,569	320
HealthStream Inc (a)	4,427	124	Sinclair Broadcast Group Inc	10,076	292
HomeAway Inc (a)	397,580	11,943	World Wrestling Entertainment Inc (b)	8,068	158
Internap Corp (a)	14,901	137
					$5,875
j2 Global Inc	8,314	585
Lionbridge Technologies Inc (a)	17,273	102	Metal Fabrication & Hardware - 0.66%
Marketo Inc (a)	5,296	161	Advanced Drainage Systems Inc	5,128	143
MaxPoint Interactive Inc (a)	1,833	16	Global Brass & Copper Holdings Inc	5,162	87
NIC Inc	11,290	204	Haynes International Inc	220	9
Orbitz Worldwide Inc (a),(b)	16,983	192	Mueller Industries Inc	6,788	220
Pandora Media Inc (a)	223,556	3,917	Mueller Water Products Inc - Class A	24,514	219
Perficient Inc (a)	6,424	104	Olympic Steel Inc	541	7
Q2 Holdings Inc (a)	5,278	144	RBC Bearings Inc (a)	77,791	5,270
RetailMeNot Inc (a)	597	9	Rexnord Corp (a)	17,891	379
RingCentral Inc (a)	549,322	10,822	Sun Hydraulics Corp	3,416	121
Rubicon Project Inc/The (a)	25,200	439	Valmont Industries Inc	49,086	5,460
Shutterfly Inc (a)	3,638	157			$11,915
Shutterstock Inc (a),(b)	117,932	6,301
Stamps.com Inc (a)	2,447	168	Mining - 0.03%
			Century Aluminum Co (a)	833	8
TechTarget Inc (a)	1,510	13
VASCO Data Security International Inc (a),(b)	4,993	102	Globe Specialty Metals Inc	9,895	153
VirnetX Holding Corp (a),(b)	12,347	57	Kaiser Aluminum Corp	1,553	131
			Stillwater Mining Co (a)	10,416	99
Wayfair Inc (a),(b)	3,033	113
Web.com Group Inc (a)	7,524	187	United States Lime & Minerals Inc	42	2
			US Silica Holdings Inc (b)	9,013	203
WebMD Health Corp (a)	6,516	284
XO Group Inc (a)	7,085	105			$596

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Miscellaneous Manufacturing - 2.06%			Pharmaceuticals (continued)
American Railcar Industries Inc	668	$27	Amicus Therapeutics Inc (a)	424,832	$ 7,303
AZZ Inc	4,559	236	Amphastar Pharmaceuticals Inc (a)	5,648	92
Blount International Inc	13,044	109	Anacor Pharmaceuticals Inc (a)	40,626	6,061
Carlisle Cos Inc	102,976	10,427	Anika Therapeutics Inc (a)	3,063	116
Chase Corp	1,698	65	Antares Pharma Inc (a)	41,471	87
CLARCOR Inc	8,311	500	Array BioPharma Inc (a)	31,114	181
Colfax Corp (a)	62,157	2,371	BioDelivery Sciences International Inc (a),(b)	12,406	101
Core Molding Technologies Inc (a)	2,091	40	BioSpecifics Technologies Corp (a)	1,343	92
FreightCar America Inc	1,631	31	Catalent Inc (a)	14,747	503
GP Strategies Corp (a)	3,495	100	Cempra Inc (a)	27,816	1,164
Handy & Harman Ltd (a)	107	3	Chiasma Inc (a),(b)	90,234	2,127
Harsco Corp	12,184	167	Chimerix Inc (a)	39,753	2,137
Hexcel Corp	411,473	21,352	Clovis Oncology Inc (a)	3,771	318
Hillenbrand Inc	11,055	313	Corcept Therapeutics Inc (a),(b)	16,604	84
John Bean Technologies Corp	5,158	188	CorMedix Inc (a),(b)	8,303	29
Lydall Inc (a)	1,544	46	DBV Technologies SA ADR(a)	48,854	2,130
Myers Industries Inc	6,546	99	Depomed Inc (a)	86,417	2,722
Park-Ohio Holdings Corp	2,351	106	DexCom Inc (a)	161,965	13,711
Polypore International Inc (a)	6,824	410	Dicerna Pharmaceuticals Inc (a)	4,120	50
Proto Labs Inc (a)	3,532	266	Diplomat Pharmacy Inc (a)	184,574	8,524
Smith & Wesson Holding Corp (a)	9,610	156	Durect Corp (a)	30,664	72
Standex International Corp	2,535	190	Dyax Corp (a)	444,994	10,951
Sturm Ruger & Co Inc	2,854	171	Eagle Pharmaceuticals Inc/DE (a)	1,504	145
TriMas Corp (a)	765	18	Enanta Pharmaceuticals Inc (a)	2,840	144
Trinseo SA (a)	3,072	75	Esperion Therapeutics Inc (a),(b)	38,325	2,376
		$37,466	FibroGen Inc (a)	8,458	197
			Flamel Technologies SA ADR(a)	90,340	2,161
Office & Business Equipment - 0.00%			Foamix Pharmaceuticals Ltd (a)	6,055	64
Eastman Kodak Co (a)	4,699	64
			Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	1,398	14
			GW Pharmaceuticals PLC ADR(a)	28,084	3,216
Office Furnishings - 0.43%			Heron Therapeutics Inc (a)	87,175	2,819
Herman Miller Inc	10,504	295	Heska Corp (a)	1,552	52
HNI Corp	7,815	388	IGI Laboratories Inc (a)	11,091	98
Interface Inc	197,772	5,136	Immune Design Corp (a),(b)	3,087	60
Knoll Inc	68,564	1,659	Impax Laboratories Inc (a)	12,643	613
Steelcase Inc	14,642	261	Infinity Pharmaceuticals Inc (a)	13,138	115
		$7,739	Insys Therapeutics Inc (a),(b)	4,163	187
			Ironwood Pharmaceuticals Inc (a)	22,237	232
Oil & Gas - 0.42%			Jazz Pharmaceuticals PLC (a)	18,469	3,550
Carrizo Oil & Gas Inc (a)	743	28	Keryx Biopharmaceuticals Inc (a),(b)	15,623	125
Delek US Holdings Inc	5,354	191	Lannett Co Inc (a)	4,681	279
Fairmount Santrol Holdings Inc (a),(b)	15,526	93	MannKind Corp (a),(b)	37,509	161
Isramco Inc (a)	243	33	Natural Grocers by Vitamin Cottage Inc (a)	2,463	66
Magnum Hunter Resources Corp - Warrants	37,021	—	Natural Health Trends Corp (b)	2,111	64
(a),(c),(d)			Nektar Therapeutics (a)	20,003	252
Matador Resources Co (a)	208,202	4,586	Neogen Corp (a)	6,531	380
Panhandle Oil and Gas Inc	2,105	38	Neos Therapeutics Inc (a)	63,970	1,280
Par Petroleum Corp (a)	3,896	70	Neurocrine Biosciences Inc (a)	113,565	5,692
Rex Energy Corp (a)	212,350	476	Nevro Corp (a)	139,330	7,074
Synergy Resources Corp (a)	135,996	1,323	Ophthotech Corp (a)	4,177	283
Trecora Resources (a)	5,425	76	Orexigen Therapeutics Inc (a),(b)	27,415	110
Ultra Petroleum Corp (a)	20,196	157	Osiris Therapeutics Inc (a),(b)	4,669	100
Western Refining Inc	12,018	531	Pacira Pharmaceuticals Inc/DE (a)	6,425	427
		$7,602	PharMerica Corp (a)	27,100	926
Oil & Gas Services - 0.46%			Phibro Animal Health Corp	4,720	185
Dril-Quip Inc (a)	71,439	4,173	Portola Pharmaceuticals Inc (a)	73,075	3,612
Oil States International Inc (a)	137,020	4,125	POZEN Inc (a)	7,774	90
PHI Inc (a)	210	6	PRA Health Sciences Inc (a)	3,524	148
Thermon Group Holdings Inc (a)	1,189	29	Prestige Brands Holdings Inc (a)	9,221	439
			Progenics Pharmaceuticals Inc (a)	18,847	163
		$8,333	Proteon Therapeutics Inc (a),(b)	2,102	36
Packaging & Containers - 0.04%			Radius Health Inc (a),(b)	4,447	348
AEP Industries Inc (a)	1,080	52	Raptor Pharmaceutical Corp (a),(b)	12,287	175
Berry Plastics Group Inc (a)	12,955	422	Receptos Inc (a)	42,726	9,736
KapStone Paper and Packaging Corp	12,949	303	Regulus Therapeutics Inc (a),(b)	7,598	62
		$777	Relypsa Inc (a)	4,972	165
			Sagent Pharmaceuticals Inc (a)	5,990	147
Pharmaceuticals - 7.49%			Sarepta Therapeutics Inc (a)	74,650	2,383
ACADIA Pharmaceuticals Inc (a)	11,186	546
			SciClone Pharmaceuticals Inc (a)	13,289	121
Adamas Pharmaceuticals Inc (a)	76,774	1,901
			Sucampo Pharmaceuticals Inc (a)	6,740	147
Agios Pharmaceuticals Inc (a),(b)	20,218	2,228
			Supernus Pharmaceuticals Inc (a)	9,280	197
Akebia Therapeutics Inc (a)	67,810	637
			Synergy Pharmaceuticals Inc (a),(b)	15,114	138
Akorn Inc (a)	60,210	2,776
			Synta Pharmaceuticals Corp (a)	24,785	52
Alimera Sciences Inc (a)	8,163	39

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Retail (continued)
Synutra International Inc (a)	5,030	$32	Cheesecake Factory Inc/The	8,678	$501
TESARO Inc (a)	67,059	3,890	Chico's FAS Inc	25,510	388
Tetraphase Pharmaceuticals Inc (a)	78,668	3,740	Children's Place Inc/The	1,443	84
TherapeuticsMD Inc (a)	19,350	151	Christopher & Banks Corp (a)	190,440	615
Threshold Pharmaceuticals Inc (a)	16,446	71	Chuy's Holdings Inc (a)	82,949	2,357
USANA Health Sciences Inc (a)	1,525	190	Citi Trends Inc (a)	241	6
Vanda Pharmaceuticals Inc (a),(b)	8,946	109	Cracker Barrel Old Country Store Inc (b)	3,197	486
VCA Inc (a)	58,100	3,575	Dave & Buster's Entertainment Inc (a)	119,453	4,635
Vitae Pharmaceuticals Inc (a)	3,561	36	Denny's Corp (a)	15,833	186
Vital Therapies Inc (a),(b)	4,491	73	DineEquity Inc	2,407	250
Vivus Inc (a)	28,315	43	Diversified Restaurant Holdings Inc (a)	144,405	527
Xencor Inc (a)	139,037	3,113	DSW Inc	23,600	767
XenoPort Inc (a)	15,739	115	Express Inc (a)	13,559	258
ZS Pharma Inc (a),(b)	42,276	2,525	Fiesta Restaurant Group Inc (a)	4,087	238
		$135,951	Finish Line Inc/The	32,554	895
			First Cash Financial Services Inc (a)	4,707	191
Pipelines - 0.04%			Five Below Inc (a)	352,544	12,999
Primoris Services Corp	7,096	129	Francesca's Holdings Corp (a)	86,852	1,057
SemGroup Corp	7,402	526	Freshpet Inc (a),(b)	326,766	5,398
		$655	Group 1 Automotive Inc	1,321	128
Private Equity - 0.09%			Hibbett Sports Inc (a)	4,443	202
GSV Capital Corp (a)	165,539	1,636	HSN Inc	5,786	425
			Jack in the Box Inc	80,812	7,677
			Kirkland's Inc	38,741	1,057
Real Estate - 0.17%			Krispy Kreme Doughnuts Inc (a)	44,294	825
Consolidated-Tomoka Land Co	358	21	Lithia Motors Inc	63,723	7,627
HFF Inc	6,827	313	MarineMax Inc (a)	99,517	1,797
Marcus & Millichap Inc (a)	52,205	2,675	Mattress Firm Holding Corp (a),(b)	3,115	193
		$3,009	Men's Wearhouse Inc	7,326	436
			Ollie's Bargain Outlet Holdings Inc (a)	162,830	3,195
REITS - 0.24%			Outerwall Inc (b)	3,284	233
Alexander's Inc	349	142	Panera Bread Co (a)	4,500	919
American Assets Trust Inc	5,883	245
CoreSite Realty Corp	4,332	217	Papa John's International Inc	5,153	389
			Papa Murphy's Holdings Inc (a)	2,482	48
CubeSmart	23,183	606	Party City Holdco Inc (a)	34,185	705
CyrusOne Inc	7,420	228
DuPont Fabros Technology Inc	6,008	181	PetMed Express Inc	5,432	92
EastGroup Properties Inc	1,723	104	Pier 1 Imports Inc	13,717	162
			Popeyes Louisiana Kitchen Inc (a)	4,125	250
Equity One Inc	1,742	45
Excel Trust Inc	3,874	61	PriceSmart Inc	44,394	4,302
			Red Robin Gourmet Burgers Inc (a)	50,527	4,631
Inland Real Estate Corp	7,652	75	Restoration Hardware Holdings Inc (a)	5,078	515
LTC Properties Inc	580	25
National Health Investors Inc	2,280	149	Ruth's Hospitality Group Inc	6,217	109
Potlatch Corp	5,277	185	Sonic Corp	6,689	199
			Sportsman's Warehouse Holdings Inc (a)	1,947	23
PS Business Parks Inc	553	43
QTS Realty Trust Inc	3,481	144	Texas Roadhouse Inc	12,461	491
			Tile Shop Holdings Inc (a)	7,266	104
RLJ Lodging Trust	8,603	257	Tilly's Inc (a)	119,861	1,085
Ryman Hospitality Properties Inc	6,610	378	Tuesday Morning Corp (a)	313,407	2,940
Sabra Health Care REIT Inc	2,423	66	Zoe's Kitchen Inc (a),(b)	223,574	10,027
Saul Centers Inc	2,283	118	Zumiez Inc (a)	4,738	124
Sovran Self Storage Inc	5,520	526
Sun Communities Inc	1,975	137			$105,539
Universal Health Realty Income Trust	3,386	166	Savings & Loans - 0.18%
Urban Edge Properties	13,459	289	B of I Holding Inc (a)	13,474	1,655
Urstadt Biddle Properties Inc	942	18	HomeStreet Inc (a)	1,870	42
		$4,405	Pacific Premier Bancorp Inc (a)	78,825	1,499
Retail - 5.81%			United Financial Bancorp Inc	2,495	34
American Eagle Outfitters Inc	417,954	7,418			$3,230
America's Car-Mart Inc/TX (a)	412	19
			Semiconductors - 3.66%
ANN Inc (a)	8,185	374	Ambarella Inc (a)	18,305	2,121
Asbury Automotive Group Inc (a)	4,848	428	Cabot Microelectronics Corp (a)	3,704	168
Big Lots Inc	9,597	414	Cascade Microtech Inc (a)	2,959	44
BJ's Restaurants Inc (a)	3,833	198	Cavium Inc (a)	285,942	19,386
Bloomin' Brands Inc	22,060	514	Cirrus Logic Inc (a)	11,140	368
Bojangles' Inc (a),(b)	2,261	56	Entegris Inc (a)	12,463	185
Boot Barn Holdings Inc (a)	3,202	101	FormFactor Inc (a)	7,219	52
Buckle Inc/The (b)	5,046	223	Inphi Corp (a)	80,943	1,840
Buffalo Wild Wings Inc (a)	31,457	6,153	Integrated Device Technology Inc (a)	191,052	3,651
Build-A-Bear Workshop Inc (a)	256	4
			Intersil Corp	198,947	2,214
Burlington Stores Inc (a)	111,083	6,113	InvenSense Inc (a),(b)	13,668	179
Caleres Inc	1,062	35	IPG Photonics Corp (a)	43,817	4,041
Casey's General Stores Inc	6,780	693	Lattice Semiconductor Corp (a)	7,717	38
Cato Corp/The	1,249	48

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Semiconductors (continued)			Software (continued)
M/A-COM Technology Solutions Holdings	207,571	$6,997	Take-Two Interactive Software Inc (a)	215,587	$6,808
Inc (a)			Tyler Technologies Inc (a)	5,806	810
Mattson Technology Inc (a)	20,419	58	Ultimate Software Group Inc/The (a)	92,115	16,969
Mellanox Technologies Ltd (a)	139,802	5,879	Veeva Systems Inc (a)	141,130	3,799
Microsemi Corp (a)	124,218	4,092	Verint Systems Inc (a)	8,817	513
Monolithic Power Systems Inc	87,479	4,524			$258,174
Pixelworks Inc (a)	98,440	554
PMC-Sierra Inc (a)	16,196	110	Telecommunications - 2.20%
Power Integrations Inc	3,438	133	Alliance Fiber Optic Products Inc	3,961	80
			ARRIS Group Inc (a)	38,400	1,187
Rambus Inc (a)	20,342	266
			CalAmp Corp (a)	39,545	677
Semtech Corp (a)	6,014	106
			Ciena Corp (a)	181,917	4,630
Sigma Designs Inc (a)	68,420	710
			CommScope Holding Co Inc (a)	61,600	1,932
Silicon Laboratories Inc (a)	153,643	6,912
Silicon Motion Technology Corp ADR	61,100	1,608	Consolidated Communications Holdings Inc	8,905	177
			DigitalGlobe Inc (a)	149,111	3,158
Tessera Technologies Inc	5,710	198
Xcerra Corp (a)	6,472	41	EarthLink Holdings Corp	17,561	129
			FairPoint Communications Inc (a)	5,594	93
		$66,475	General Communication Inc (a)	9,460	174
Software - 14.22%			Gigamon Inc (a)	100,521	2,702
2U Inc (a)	136,264	4,372	Gogo Inc (a),(b)	8,584	156
ACI Worldwide Inc (a)	20,140	477	GTT Communications Inc (a)	164,784	3,828
American Software Inc/Georgia	1,161	11	Harmonic Inc (a)	3,862	23
Aspen Technology Inc (a)	182,129	8,083	IDT Corp - Class B	679	12
AVG Technologies NV (a)	7,077	203	Infinera Corp (a)	157,174	3,763
Avid Technology Inc (a)	5,579	68	Infoblox Inc (a)	380,667	8,946
Blackbaud Inc	317,905	19,443	Inteliquent Inc	3,805	69
Bottomline Technologies de Inc (a)	5,294	145	Intelsat SA (a)	2,214	21
Broadridge Financial Solutions Inc	324,680	17,620	InterDigital Inc/PA	5,715	309
BroadSoft Inc (a)	342,093	11,946	Leap Wireless International Inc - Rights	5,801	15
Callidus Software Inc (a)	8,344	138	(a),(c),(d)
CommVault Systems Inc (a)	7,802	292	LogMeIn Inc (a)	16,546	1,217
Computer Programs & Systems Inc	3,064	143	Loral Space & Communications Inc (a)	1,981	126
Constant Contact Inc (a)	5,531	143	Lumos Networks Corp	5,206	73
Cornerstone OnDemand Inc (a)	8,202	296	NeuStar Inc (a),(b)	4,377	135
CSG Systems International Inc	5,621	175	Plantronics Inc	6,880	400
Dealertrack Technologies Inc (a)	41,363	2,567	RigNet Inc (a)	3,237	84
Demandware Inc (a)	155,712	11,766	Ruckus Wireless Inc (a)	11,379	140
Ebix Inc	4,613	143	Shenandoah Telecommunications Co	5,617	193
Envestnet Inc (a)	5,355	242	ShoreTel Inc (a)	3,766	27
Epiq Systems Inc	3,325	55	Straight Path Communications Inc (a),(b)	2,506	59
Everyday Health Inc (a)	62,373	740	Ubiquiti Networks Inc (b)	5,095	164
Fair Isaac Corp	161,016	14,603	ViaSat Inc (a)	6,386	396
Glu Mobile Inc (a)	528,635	3,100	Vonage Holdings Corp (a)	720,645	4,605
Guidewire Software Inc (a)	225,498	13,316	West Corp	1,907	55
HubSpot Inc (a),(b)	66,412	3,583	Windstream Holdings Inc (b)	25,462	123
Imperva Inc (a)	79,992	5,256			$39,878
inContact Inc (a)	154,586	1,435
Informatica Corp (a)	132,277	6,418	Textiles - 0.01%
Inovalon Holdings Inc (a),(b)	21,300	515	Culp Inc	2,767	83
Interactive Intelligence Group Inc (a)	317,146	13,149	G&K Services Inc	2,558	168
MedAssets Inc (a)	10,048	234			$251
Medidata Solutions Inc (a)	122,691	6,602	Toys, Games & Hobbies - 0.00%
Merge Healthcare Inc (a)	18,509	102	Jakks Pacific Inc (a),(b)	464	5
MicroStrategy Inc (a)	24,211	4,935
Model N Inc (a)	133,507	1,517
Monotype Imaging Holdings Inc	99,328	2,477	Transportation - 1.89%
Nuance Communications Inc (a)	109,800	1,991	ArcBest Corp	2,311	76
Omnicell Inc (a)	6,396	234	Covenant Transportation Group Inc (a)	3,027	72
Park City Group Inc (a),(b)	2,653	35	Echo Global Logistics Inc (a)	5,229	169
Paycom Software Inc (a)	5,416	173	Forward Air Corp	36,667	1,780
PDF Solutions Inc (a)	6,701	94	Genesee & Wyoming Inc (a)	91,346	6,506
Pegasystems Inc	239,234	6,481	Heartland Express Inc	7,696	164
Press Ganey Holdings Inc (a)	2,742	86	HUB Group Inc (a)	5,790	244
Proofpoint Inc (a)	304,803	19,720	Kirby Corp (a)	93,209	6,749
Qlik Technologies Inc (a)	162,101	6,558	Knight Transportation Inc	261,294	7,066
Quality Systems Inc	13,511	172	Landstar System Inc	34,197	2,463
RealPage Inc (a)	9,058	174	Marten Transport Ltd	665	13
Sapiens International Corp NV	5,074	54	Matson Inc	7,032	291
SciQuest Inc (a)	4,234	50	PAM Transportation Services Inc (a)	832	44
SolarWinds Inc (a)	126,916	5,063	Radiant Logistics Inc (a)	6,993	44
SPS Commerce Inc (a)	37,320	2,692	Roadrunner Transportation Systems Inc (a)	240,028	6,284
SS&CTechnologies Holdings Inc	147,075	10,005	Saia Inc (a)	4,429	192
Synchronoss Technologies Inc (a)	247,067	11,811	Swift Transportation Co (a)	15,471	369
Tableau Software Inc (a)	72,291	7,572	Universal Truckload Services Inc	1,481	31

See accompanying notes

			Schedule of Investments
SmallCap Growth Fund I
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Transportation (continued)
USA Truck Inc (a)	979		$19
Werner Enterprises Inc	2,868		81
XPO Logistics Inc (a)	36,294		1,573
			$34,230

Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The (b)	4,657		213

Water - 0.00%
American States Water Co	864		33
York Water Co/The	304		7
			$40
TOTAL COMMON STOCKS			$1,691,593
INVESTMENT COMPANIES - 9.65%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 9.65%
BlackRock Liquidity Funds FedFund Portfolio	7,212,841		7,213
Cash Account Trust - Government & Agency	457,636		458
Portfolio - Government Cash Managed
First American Government Obligations Fund	105,584,073		105,584
Goldman Sachs Financial Square Funds -	61,940,297		61,940
Government Fund (e)
			$175,195
TOTAL INVESTMENT COMPANIES			$175,195
Total Investments			$1,866,788
Liabilities in Excess of Other Assets, Net - (2.79)%			$(50,622)
TOTAL NET ASSETS - 100.00%			$1,816,166

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c)		Security is Illiquid. At the end of the period, the value of these securities totaled $159 or 0.01% of net assets.
(d)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$29 or 0.00% of net assets.
(e)		Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			31.44%
Technology			21.66%
Industrial			12.46%
Consumer, Cyclical			11.41%
Exchange Traded Funds			9.65%
Financial			8.20%
Communications			6.10%
Basic Materials			0.93%
Energy			0.92%
Diversified			0.01%
Utilities			0.01%
Liabilities in Excess of Other Assets, Net			(2.79)%
TOTAL NET ASSETS			100.00%

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2015	Long		996	$124,849	$123,026	$(1,823)
Total						$(1,823)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS - 96.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.05%			Banks (continued)
Harte-Hanks Inc	69,983	$328	Simmons First National Corp	25,392	$1,154
Sizmek Inc (a)	35,285	274	Southside Bancshares Inc (b)	38,123	1,041
		$602	Talmer Bancorp Inc	95,165	1,551
			Texas Capital Bancshares Inc (a)	74,882	4,414
Aerospace & Defense - 1.57%			Tompkins Financial Corp	19,595	1,059
AAR Corp	55,249	1,489	TrustCo Bank Corp NY	155,499	969
Aerojet Rocketdyne Holdings Inc (a)	102,568	2,401	UMB Financial Corp	66,763	3,660
Aerovironment Inc (a)	32,823	855	United Bankshares Inc/WV	104,519	4,236
Cubic Corp	35,621	1,581	United Community Banks Inc/GA	74,015	1,545
Curtiss-Wright Corp	77,793	5,241	Walker & Dunlop Inc (a)	43,584	1,044
Kaman Corp	44,541	1,758	Westamerica Bancorporation	41,797	2,047
Moog Inc (a)	63,342	4,235	Wilshire Bancorp Inc	115,501	1,342
National Presto Industries Inc	8,048	637	Wintrust Financial Corp	77,573	4,183
		$18,197			$92,740

Agriculture - 0.32%			Biotechnology - 1.60%
Andersons Inc/The	43,683	1,629	Acorda Therapeutics Inc (a)	70,001	2,405
Universal Corp/VA	36,959	2,109	ANI Pharmaceuticals Inc (a)	13,444	955
		$3,738	Cambrex Corp (a)	51,221	2,523
Airlines - 0.73%			Emergent BioSolutions Inc (a)	48,942	1,607
Allegiant Travel Co	22,008	4,682	Ligand Pharmaceuticals Inc (a)	29,277	3,169
Hawaiian Holdings Inc (a)	89,508	1,944	Medicines Co/The (a)	108,344	3,401
Republic Airways Holdings Inc (a)	83,154	419	Momenta Pharmaceuticals Inc (a)	97,273	2,115
			Repligen Corp (a)	50,517	1,768
SkyWest Inc	84,535	1,400	Spectrum Pharmaceuticals Inc (a),(b)	96,443	667
		$8,445
					$18,610
Apparel - 1.73%
Crocs Inc (a)	125,935	1,981	Building Materials - 1.71%
G-III Apparel Group Ltd (a)	62,544	4,517	AAON Inc	68,191	1,513
Iconix Brand Group Inc (a)	78,088	1,697	Apogee Enterprises Inc	47,757	2,635
			Boise Cascade Co (a)	64,669	2,146
Oxford Industries Inc	23,861	2,002
Perry Ellis International Inc (a)	19,666	474	Drew Industries Inc	39,475	2,316
Steven Madden Ltd (a)	91,365	3,808	Gibraltar Industries Inc (a)	47,605	911
Unifi Inc (a)	23,521	726	Griffon Corp	66,802	1,152
			Headwaters Inc (a)	120,639	2,293
Wolverine World Wide Inc	168,852	4,951	PGT Inc (a)	78,127	1,256
		$20,156
			Quanex Building Products Corp	55,409	1,113
Automobile Parts & Equipment - 0.72%			Simpson Manufacturing Co Inc	68,634	2,458
Dorman Products Inc (a),(b)	50,239	2,652	Universal Forest Products Inc	32,696	2,076
Gentherm Inc (a)	58,736	2,956			$19,869
Standard Motor Products Inc	34,219	1,251
Superior Industries International Inc	37,927	642	Chemicals - 1.91%
Titan International Inc	87,977	822	A Schulman Inc	48,168	1,793
		$8,323	Aceto Corp	44,772	1,049
			American Vanguard Corp	41,442	531
Banks - 7.97%			Balchem Corp	50,859	2,882
Banner Corp	31,569	1,505	Calgon Carbon Corp	86,220	1,525
BBCN Bancorp Inc	130,133	1,998	Hawkins Inc	15,456	564
Boston Private Financial Holdings Inc	135,861	1,709	HB Fuller Co	82,616	3,310
Cardinal Financial Corp	52,611	1,229	Innophos Holdings Inc	34,200	1,761
Central Pacific Financial Corp	43,337	1,009	Intrepid Potash Inc (a)	92,757	792
City Holding Co	24,887	1,200	Koppers Holdings Inc	33,591	682
Columbia Banking System Inc	87,770	2,878	Kraton Performance Polymers Inc (a)	51,250	1,052
Community Bank System Inc	66,694	2,550	OM Group Inc	49,644	1,682
CVB Financial Corp	158,178	2,801	Quaker Chemical Corp	21,809	2,022
First BanCorp/Puerto Rico (a)	171,386	739	Rayonier Advanced Materials Inc	70,077	984
First Commonwealth Financial Corp	145,527	1,339	Stepan Co	31,346	1,536
First Financial Bancorp	100,910	1,918			$22,165
First Financial Bankshares Inc	104,930	3,565
First Midwest Bancorp Inc/IL	127,543	2,394	Coal - 0.14%
First NBC Bank Holding Co (a)	25,947	991	Cloud Peak Energy Inc (a)	101,055	321
FNB Corp/PA	285,010	3,930	SunCoke Energy Inc	106,709	1,312
Glacier Bancorp Inc	123,559	3,472			$1,633
Hanmi Financial Corp	52,487	1,328	Commercial Services - 4.75%
Home BancShares Inc/AR	96,177	3,830	ABM Industries Inc	85,829	2,829
Independent Bank Corp/Rockland MA	43,161	2,087	Albany Molecular Research Inc (a),(b)	42,204	892
LegacyTexas Financial Group Inc	59,241	1,800	American Public Education Inc (a)	28,049	726
MB Financial Inc	105,514	3,598	AMN Healthcare Services Inc (a)	77,796	2,290
National Penn Bancshares Inc	229,187	2,457	Brink's Co/The	79,550	2,484
NBT Bancorp Inc	72,062	1,948	Capella Education Co	17,784	916
OFG Bancorp	72,914	588	Cardtronics Inc (a)	73,406	2,721
Old National Bancorp/IN	174,146	2,506	Career Education Corp (a)	98,834	314
Pinnacle Financial Partners Inc	54,580	2,898	CDI Corp	23,782	288
PrivateBancorp Inc	115,739	4,785	CorVel Corp (a)	14,343	458
S&T Bancorp Inc	46,676	1,443

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Cross Country Healthcare Inc (a)	49,463	$597	WageWorks Inc (a)	54,365	$2,716
ExamWorks Group Inc (a)	57,481	2,016	World Acceptance Corp (a),(b)	13,974	761
Forrester Research Inc	17,694	554			$33,994
Green Dot Corp (a)	66,040	1,368
Healthcare Services Group Inc	116,941	4,082	Electric - 1.52%
HealthEquity Inc (a)	55,721	1,876	Allete Inc	73,370	3,543
Heartland Payment Systems Inc	59,871	3,730	Avista Corp	93,722	3,095
Heidrick & Struggles International Inc	26,972	590	El Paso Electric Co	66,306	2,416
HMS Holdings Corp (a)	144,555	1,665	NorthWestern Corp	76,951	4,143
Insperity Inc	37,131	1,867	UIL Holdings Corp	93,122	4,464
Kelly Services Inc	48,760	729			$17,661
Korn/Ferry International	82,469	2,761	Electrical Components & Equipment - 1.09%
Landauer Inc	15,669	556	Advanced Energy Industries Inc (a)	62,880	1,647
LendingTree Inc (a)	10,492	870	Encore Wire Corp	30,535	1,048
Matthews International Corp	48,551	2,615	EnerSys	72,730	4,542
Medifast Inc (a)	18,447	569	General Cable Corp	79,972	1,305
Monro Muffler Brake Inc	52,068	3,293	Littelfuse Inc	36,929	3,398
Monster Worldwide Inc (a)	148,869	1,050	Powell Industries Inc	14,886	444
Navigant Consulting Inc (a)	78,911	1,241	Vicor Corp (a)	27,248	284
Nutrisystem Inc	47,925	1,440			$12,668
On Assignment Inc (a)	76,155	2,918
Resources Connection Inc	61,465	973	Electronics - 3.07%
Strayer Education Inc (a)	17,951	998	American Science & Engineering Inc	11,688	522
TrueBlue Inc (a)	68,609	1,767	Badger Meter Inc	23,684	1,393
Universal Technical Institute Inc	34,351	219	Bel Fuse Inc	17,420	385
Viad Corp	32,808	941	Benchmark Electronics Inc (a)	85,781	1,892
		$55,203	Brady Corp	78,071	1,836
			Checkpoint Systems Inc	68,819	602
Computers - 1.79%			Coherent Inc (a)	38,984	2,259
Agilysys Inc (a)	24,212	205	CTS Corp	54,305	1,020
CACI International Inc (a)	39,552	3,248	Electro Scientific Industries Inc	43,754	201
Ciber Inc (a)	116,067	384	ESCO Technologies Inc	42,680	1,625
Electronics For Imaging Inc (a)	76,692	3,505	FARO Technologies Inc (a)	28,431	1,248
Engility Holdings Inc	28,826	632	II-VI Inc (a)	84,912	1,444
ExlService Holdings Inc (a)	52,159	2,022	Itron Inc (a)	62,900	2,027
Insight Enterprises Inc (a)	63,411	1,711	Methode Electronics Inc	62,732	1,683
LivePerson Inc (a)	84,928	816	Newport Corp (a)	64,568	1,023
Mercury Systems Inc (a)	53,145	749	OSI Systems Inc (a)	30,461	2,138
MTS Systems Corp	24,381	1,575	Park Electrochemical Corp	33,350	589
Super Micro Computer Inc (a)	58,763	1,567	Plexus Corp (a)	54,957	2,096
Sykes Enterprises Inc (a)	63,760	1,555	Rofin-Sinar Technologies Inc (a)	46,069	1,149
TeleTech Holdings Inc	28,528	774	Rogers Corp (a)	30,468	1,705
Virtusa Corp (a)	44,135	2,116	Sanmina Corp (a)	135,165	2,983
		$20,859	TASER International Inc (a),(b)	87,437	2,380
			TTM Technologies Inc (a)	103,015	941
Consumer Products - 0.63%
Central Garden and Pet Co - A Shares (a)	68,641	692	Watts Water Technologies Inc	46,203	2,562
Helen of Troy Ltd (a)	43,818	3,846			$35,703
Wausau Paper Corp	81,908	724	Energy - Alternate Sources - 0.18%
WD-40 Co	22,399	2,008	FutureFuel Corp	36,476	417
		$7,270	Green Plains Inc	56,492	1,268
			REX American Resources Corp (a)	8,014	414
Cosmetics & Personal Care - 0.07%
Inter Parfums Inc	27,876	847			$2,099
			Engineering & Construction - 1.42%
			Aegion Corp (a)	61,306	1,212
Distribution & Wholesale - 0.78%
Essendant Inc	62,729	2,310	Comfort Systems USA Inc	61,166	1,691
			Dycom Industries Inc (a)	55,755	3,683
Pool Corp	71,361	5,025
ScanSource Inc (a)	46,818	1,771	EMCOR Group Inc	102,551	4,905
		$9,106	Exponent Inc	42,503	1,891
			MYR Group Inc (a)	34,200	1,027
Diversified Financial Services - 2.92%			Orion Marine Group Inc (a)	45,138	327
Calamos Asset Management Inc	27,876	335	TopBuild Corp (a)	63,179	1,817
Encore Capital Group Inc (a)	39,596	1,703			$16,553
Enova International Inc (a)	43,186	781
Evercore Partners Inc - Class A	59,589	3,504	Entertainment - 0.76%
Financial Engines Inc (b)	85,107	3,903	Marriott Vacations Worldwide Corp	45,168	3,776
			Pinnacle Entertainment Inc (a)	99,005	3,812
Greenhill & Co Inc	45,034	1,771	Scientific Games Corp (a),(b)	81,429	1,229
Interactive Brokers Group Inc - A Shares	95,664	3,841
Investment Technology Group Inc	55,992	1,139			$8,817
MarketAxess Holdings Inc	61,054	5,971	Environmental Control - 0.37%
Piper Jaffray Cos (a)	26,133	1,172
PRA Group Inc (a)	79,046	5,023	Tetra Tech Inc	98,576	2,626
			US Ecology Inc	35,444	1,627
Virtus Investment Partners Inc	11,371	1,374			$4,253

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food - 1.89%			Healthcare - Services (continued)
B&G Foods Inc	94,814	$2,800	Providence Service Corp/The (a)	19,677	$926
Calavo Growers Inc	25,307	1,379	Select Medical Holdings Corp	158,688	2,290
Cal-Maine Foods Inc	49,162	2,663			$30,699
Darling Ingredients Inc (a)	270,279	3,473
Diamond Foods Inc (a)	43,253	1,397	Home Builders - 0.90%
			M/I Homes Inc (a)	40,116	1,006
J&J Snack Foods Corp	24,460	2,895	Meritage Homes Corp (a)	61,568	2,777
Sanderson Farms Inc	32,629	2,350
Seneca Foods Corp - Class A (a)	10,682	312	Ryland Group Inc/The	76,542	3,480
			Standard Pacific Corp (a)	243,256	2,187
Snyder's-Lance Inc	85,461	2,779
SpartanNash Co	61,527	1,982	Winnebago Industries Inc	44,055	984
		$22,030			$10,434

Forest Products & Paper - 0.74%			Home Furnishings - 1.00%
			American Woodmark Corp (a)	20,553	1,352
Clearwater Paper Corp (a)	31,173	1,835
Deltic Timber Corp (c)	18,168	1,179	Daktronics Inc	64,223	734
			DTS Inc/CA (a)	28,936	824
Neenah Paper Inc	27,359	1,657	Ethan Allen Interiors Inc (b)	42,621	1,287
PH Glatfelter Co	70,648	1,442	iRobot Corp (a)	48,624	1,497
Schweitzer-Mauduit International Inc	49,851	1,979
Veritiv Corp (a)	13,348	497	La-Z-Boy Inc	83,737	2,127
			Select Comfort Corp (a)	85,554	2,228
		$8,589	Universal Electronics Inc (a)	25,952	1,345
Gas - 1.87%			VOXX International Corp (a)	32,419	259
Laclede Group Inc/The	70,864	3,834			$11,653
New Jersey Resources Corp	139,999	4,046
Northwest Natural Gas Co	44,713	1,936	Housewares - 0.53%
Piedmont Natural Gas Co Inc (b)	129,226	4,912	Toro Co	90,034	6,152
South Jersey Industries Inc	111,539	2,704
Southwest Gas Corp	76,628	4,317	Insurance - 2.51%
		$21,749	American Equity Investment Life Holding Co	126,056	3,724
			Amerisafe Inc	31,055	1,554
Hand & Machine Tools - 0.16%			eHealth Inc (a)	29,296	477
Franklin Electric Co Inc	64,666	1,866	Employers Holdings Inc	52,171	1,252
			HCI Group Inc	14,605	655
Healthcare - Products - 4.33%			Horace Mann Educators Corp	67,301	2,372
Abaxis Inc	34,863	1,745	Infinity Property & Casualty Corp	18,756	1,454
ABIOMED Inc (a)	61,448	4,760	Navigators Group Inc/The (a)	17,897	1,399
Affymetrix Inc (a)	126,492	1,386	ProAssurance Corp	89,995	4,346
Analogic Corp	20,352	1,639	RLI Corp	60,762	3,356
AngioDynamics Inc (a)	42,305	656	Safety Insurance Group Inc	20,738	1,202
Cantel Medical Corp	57,770	3,170	Selective Insurance Group Inc	93,159	2,870
CONMED Corp	45,146	2,561	Stewart Information Services Corp	36,094	1,484
CryoLife Inc	41,714	457	United Fire Group Inc	34,379	1,188
Cyberonics Inc (a)	42,520	2,611	United Insurance Holdings Corp	27,381	440
Cynosure Inc (a)	36,252	1,407	Universal Insurance Holdings Inc	49,845	1,367
Greatbatch Inc (a)	41,743	2,276			$29,140
Haemonetics Corp (a)	84,546	3,383
Hanger Inc (a)	57,816	1,251	Internet - 1.76%
			8x8 Inc (a)	144,206	1,256
ICU Medical Inc (a)	22,713	2,269
			Blucora Inc (a)	66,925	948
Integra LifeSciences Holdings Corp (a)	41,484	2,660
			Blue Nile Inc (a)	19,415	616
Invacare Corp	48,182	822	comScore Inc (a)	55,216	3,230
Luminex Corp (a)	62,801	1,082
			DHI Group Inc (a)	63,002	502
Masimo Corp (a)	77,790	3,242
			FTD Cos Inc (a)	29,963	873
Meridian Bioscience Inc	68,239	1,234	HealthStream Inc (a)	39,246	1,101
Merit Medical Systems Inc (a)	72,025	1,841
MiMedx Group Inc (a),(b)	156,380	1,678	j2 Global Inc	74,917	5,274
			Liquidity Services Inc (a)	40,256	361
Natus Medical Inc (a)	53,926	2,435
NuVasive Inc (a)	79,104	4,352	NIC Inc	99,714	1,799
			Perficient Inc (a)	57,965	941
SurModics Inc (a)	21,284	500
			QuinStreet Inc (a)	56,853	331
Vascular Solutions Inc (a)	25,700	957
			Stamps.com Inc (a)	24,671	1,692
		$50,374	VASCO Data Security International Inc (a),(b)	48,149	982
Healthcare - Services - 2.64%			XO Group Inc (a)	38,945	578
Air Methods Corp (a)	58,783	2,316			$20,484
Almost Family Inc (a)	12,936	566
Amedisys Inc (a)	55,076	2,403	Iron & Steel - 0.07%
			AK Steel Holding Corp (a),(b)	290,868	858
Amsurg Corp (a)	79,197	5,682
Bio-Reference Laboratories Inc (a),(b)	40,478	1,796
Chemed Corp	27,935	4,147	Leisure Products & Services - 0.15%
Ensign Group Inc/The	37,469	1,915	Arctic Cat Inc	21,189	606
Healthways Inc (a)	58,397	739	Callaway Golf Co	127,696	1,170
IPC Healthcare Inc (a)	28,443	1,577			$1,776
Kindred Healthcare Inc	136,520	2,816
LHC Group Inc (a)	20,281	817	Lodging - 0.39%
Magellan Health Inc (a)	44,701	2,709	Boyd Gaming Corp (a)	129,992	2,221
			Interval Leisure Group Inc	64,834	1,382

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Lodging (continued)			Oil & Gas (continued)
Marcus Corp/The	30,043	$630	Unit Corp (a)	76,677	$1,513
Monarch Casino & Resort Inc (a)	16,533	308			$11,842

		$4,541	Oil & Gas Services - 1.25%
Machinery - Construction & Mining - 0.10%			Basic Energy Services Inc (a),(b)	56,494	341
Astec Industries Inc	30,829	1,212	Bristow Group Inc	56,992	2,567
			CARBO Ceramics Inc	32,359	1,063
			Exterran Holdings Inc	113,547	2,815
Machinery - Diversified - 0.96%			Flotek Industries Inc (a),(b)	81,373	1,393
Albany International Corp	47,112	1,754	Geospace Technologies Corp (a)	21,508	375
Applied Industrial Technologies Inc	65,695	2,538	Gulf Island Fabrication Inc	21,882	250
Briggs & Stratton Corp	72,959	1,348	Gulfmark Offshore Inc (b)	41,937	395
Chart Industries Inc (a)	49,964	1,364
			ION Geophysical Corp (a)	210,138	166
DXP Enterprises Inc (a)	20,723	761
			Matrix Service Co (a)	43,709	847
Lindsay Corp (b)	19,316	1,620
			Newpark Resources Inc (a)	137,589	995
Tennant Co	30,103	1,800	Pioneer Energy Services Corp (a)	105,178	385
		$11,185	SEACOR Holdings Inc (a)	28,360	1,792
Media - 0.53%			Tesco Corp	58,003	557
EW Scripps Co/The	86,762	1,906	Tetra Technologies Inc (a)	130,277	620
Gannett Co Inc	185,554	2,347			$14,561

Scholastic Corp	43,964	1,895	Packaging & Containers - 0.28%
		$6,148	KapStone Paper and Packaging Corp	138,571	3,243
Metal Fabrication & Hardware - 0.56%
CIRCOR International Inc	28,052	1,342	Pharmaceuticals - 2.30%
Haynes International Inc	20,543	874	Anika Therapeutics Inc (a)	23,928	907
Mueller Industries Inc	93,134	3,015	Depomed Inc (a)	98,091	3,090
Olympic Steel Inc	14,933	181	Enanta Pharmaceuticals Inc (a)	19,047	965
TimkenSteel Corp	61,590	1,147	Impax Laboratories Inc (a)	109,085	5,286
		$6,559	Lannett Co Inc (a)	43,874	2,615
Mining - 0.83%			Nektar Therapeutics (a)	215,159	2,713
Century Aluminum Co (a)	82,363	768	Neogen Corp (a)	60,596	3,526
Globe Specialty Metals Inc	104,962	1,620	PharMerica Corp (a)	49,711	1,699
Kaiser Aluminum Corp	28,446	2,402	Prestige Brands Holdings Inc (a)	85,549	4,074
Materion Corp	32,964	1,009	Sagent Pharmaceuticals Inc (a)	37,270	916
Stillwater Mining Co (a)	197,440	1,880	Supernus Pharmaceuticals Inc (a)	46,880	994
US Silica Holdings Inc (b)	87,473	1,970			$26,785
		$9,649	Publicly Traded Investment Fund - 0.35%
Miscellaneous Manufacturing - 2.16%			iShares Core S&P Small-Cap ETF	35,022	4,094
Actuant Corp	97,431	2,247
AZZ Inc	42,148	2,181	Real Estate - 0.27%
Barnes Group Inc	80,660	3,140	Forestar Group Inc (a)	54,996	704
EnPro Industries Inc	37,335	1,892	HFF Inc	53,844	2,468
Fabrinet (a)	48,680	904
					$3,172
Federal Signal Corp	102,283	1,530
Harsco Corp	131,012	1,800	REITS - 8.04%
Hillenbrand Inc	103,926	2,947	Acadia Realty Trust	112,523	3,598
John Bean Technologies Corp	47,810	1,743	Agree Realty Corp	28,794	892
LSB Industries Inc (a)	31,982	1,180	American Assets Trust Inc	60,932	2,536
Lydall Inc (a)	27,834	827	Associated Estates Realty Corp	94,699	2,723
Myers Industries Inc	39,997	605	Capstead Mortgage Corp	156,736	1,735
Standex International Corp	20,901	1,564	CareTrust REIT Inc	45,956	597
Sturm Ruger & Co Inc	30,918	1,856	Cedar Realty Trust Inc	121,007	811
Tredegar Corp	42,212	712	Chesapeake Lodging Trust	97,582	3,129
		$25,128	CoreSite Realty Corp	43,382	2,178
			Cousins Properties Inc	336,617	3,494
Office Furnishings - 0.24%			DiamondRock Hospitality Co	328,338	4,140
Interface Inc	108,092	2,807	EastGroup Properties Inc	52,845	3,181
			Education Realty Trust Inc	79,100	2,503
Oil & Gas - 1.02%			EPR Properties	93,548	5,343
Approach Resources Inc (a),(b)	61,043	237	Franklin Street Properties Corp	145,865	1,717
Bill Barrett Corp (a),(b)	81,857	465	GEO Group Inc/The	122,060	4,608
Bonanza Creek Energy Inc (a)	63,365	495	Getty Realty Corp	42,643	709
Carrizo Oil & Gas Inc (a)	77,433	2,953	Government Properties Income Trust	115,107	1,988
Comstock Resources Inc (b)	72,612	91	Healthcare Realty Trust Inc	164,228	3,948
Contango Oil & Gas Co (a)	26,016	239	Inland Real Estate Corp	144,586	1,420
Northern Oil and Gas Inc (a),(b)	94,745	451	Kite Realty Group Trust	136,726	3,610
PDC Energy Inc (a)	65,516	3,076	Lexington Realty Trust	347,372	2,987
Penn Virginia Corp (a),(b)	117,098	157	LTC Properties Inc	58,141	2,551
Rex Energy Corp (a),(b)	81,380	182	Medical Properties Trust Inc	341,760	4,672
Stone Energy Corp (a)	93,556	542	Parkway Properties Inc/MD	138,229	2,480
Synergy Resources Corp (a)	148,109	1,441	Pennsylvania Real Estate Investment Trust	113,066	2,478
			Post Properties Inc	89,309	5,085

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
PS Business Parks Inc	31,740	$2,444	Cirrus Logic Inc (a)	103,732	$3,424
Retail Opportunity Investments Corp	153,718	2,636	Cohu Inc	42,381	420
Sabra Health Care REIT Inc	106,551	2,914	Diodes Inc (a)	60,430	1,341
Saul Centers Inc	18,639	967	DSP Group Inc (a)	36,576	319
Sovran Self Storage Inc	58,683	5,587	Exar Corp (a)	78,601	619
Summit Hotel Properties Inc	141,511	1,929	Kopin Corp (a)	100,076	298
Universal Health Realty Income Trust	21,760	1,066	Kulicke & Soffa Industries Inc (a)	125,667	1,308
Urstadt Biddle Properties Inc	45,814	875	Micrel Inc	73,489	1,025
		$93,531	Microsemi Corp (a)	155,695	5,129
			MKS Instruments Inc	87,310	3,099
Retail - 6.27%			Monolithic Power Systems Inc	60,139	3,110
Barnes & Noble Inc (a)	74,367	1,955
			Nanometrics Inc (a)	39,235	537
Big 5 Sporting Goods Corp	29,887	329	Pericom Semiconductor Corp	33,317	399
Biglari Holdings Inc (a)	1,724	750
BJ's Restaurants Inc (a)	35,608	1,836	Power Integrations Inc	48,142	1,866
			QLogic Corp (a)	142,744	1,266
Bob Evans Farms Inc	36,514	1,823	Rudolph Technologies Inc (a)	52,242	586
Buckle Inc/The (b)	46,370	2,051
			Semtech Corp (a)	108,682	1,912
Caleres Inc	71,651	2,367	Tessera Technologies Inc	76,604	2,655
Cash America International Inc	44,950	1,246	Ultratech Inc (a)	45,153	719
Cato Corp/The	42,235	1,622	Veeco Instruments Inc (a)	66,062	1,710
Children's Place Inc/The	33,727	1,953			$35,371
Christopher & Banks Corp (a)	60,862	197
DineEquity Inc	27,111	2,820	Software - 4.17%
Ezcorp Inc (a)	79,866	566	Blackbaud Inc	76,676	4,689
Finish Line Inc/The	75,330	2,071	Bottomline Technologies de Inc (a)	61,709	1,694
First Cash Financial Services Inc (a)	46,123	1,876	Computer Programs & Systems Inc	17,215	805
Francesca's Holdings Corp (a)	69,227	842	Constant Contact Inc (a)	52,605	1,359
Fred's Inc	57,135	1,031	CSG Systems International Inc	53,575	1,666
Genesco Inc (a)	39,316	2,543	Dealertrack Technologies Inc (a)	73,548	4,565
Group 1 Automotive Inc	34,947	3,389	Digi International Inc (a)	40,777	413
Haverty Furniture Cos Inc	33,728	748	Ebix Inc	45,781	1,419
Hibbett Sports Inc (a)	40,268	1,834	Epiq Systems Inc	52,453	868
Kirkland's Inc	24,358	664	Interactive Intelligence Group Inc (a)	28,197	1,169
Lithia Motors Inc	37,486	4,487	ManTech International Corp/VA	38,672	1,153
Lumber Liquidators Holdings Inc (a),(b)	44,301	855	MedAssets Inc (a)	98,749	2,301
MarineMax Inc (a)	41,704	753	Medidata Solutions Inc (a)	90,426	4,865
Men's Wearhouse Inc	75,095	4,470	MicroStrategy Inc (a)	14,822	3,021
Movado Group Inc	27,982	709	Monotype Imaging Holdings Inc	65,492	1,633
Outerwall Inc (b)	30,183	2,138	Omnicell Inc (a)	59,295	2,165
Papa John's International Inc	48,159	3,639	Progress Software Corp (a)	82,768	2,457
Pep Boys-Manny Moe & Jack/The (a)	87,979	1,042	Quality Systems Inc	72,013	918
PetMed Express Inc	33,453	564	Synchronoss Technologies Inc (a)	60,180	2,877
Popeyes Louisiana Kitchen Inc (a)	37,871	2,298	SYNNEX Corp	45,889	3,471
Red Robin Gourmet Burgers Inc (a)	23,105	2,118	Take-Two Interactive Software Inc (a)	138,410	4,371
Regis Corp (a)	72,322	1,058	Tangoe Inc (a)	59,970	661
Ruby Tuesday Inc (a)	101,547	745			$48,540
Ruth's Hospitality Group Inc	57,107	1,001
Sonic Automotive Inc	54,092	1,260	Storage & Warehousing - 0.24%
Sonic Corp	80,812	2,402	Mobile Mini Inc	75,629	2,808
Stage Stores Inc	52,220	919
Stein Mart Inc	46,784	477	Telecommunications - 2.52%
Texas Roadhouse Inc	103,057	4,059	ADTRAN Inc	87,223	1,439
Tuesday Morning Corp (a)	72,434	679	Anixter International Inc (a)	44,745	2,963
Vitamin Shoppe Inc (a)	48,655	1,788	Atlantic Tele-Network Inc	16,530	1,169
Zumiez Inc (a)	35,354	923	Black Box Corp	25,135	394
		$72,897	CalAmp Corp (a)	59,259	1,014
			Cincinnati Bell Inc (a)	343,044	1,341
Savings & Loans - 1.40%			Comtech Telecommunications Corp	26,368	760
Astoria Financial Corp	145,585	2,201
B of I Holding Inc (a)	22,098	2,715	Consolidated Communications Holdings Inc	76,842	1,531
			General Communication Inc (a)	49,123	904
Bank Mutual Corp	70,942	516	Harmonic Inc (a)	144,828	870
Brookline Bancorp Inc	115,277	1,299	Iridium Communications Inc (a),(b)	129,905	964
Dime Community Bancshares Inc	49,580	843	Ixia (a)	97,450	1,286
Northfield Bancorp Inc	76,727	1,156	JDS Uniphase Corp (a)	383,533	4,253
Northwest Bancshares Inc	154,528	1,961	LogMeIn Inc (a)	40,281	2,964
Oritani Financial Corp	61,184	961	Lumos Networks Corp	33,872	473
Provident Financial Services Inc	88,552	1,737	Netgear Inc (a)	56,706	1,899
Sterling Bancorp/DE	195,158	2,906	Spok Holdings Inc	35,570	595
		$16,295	ViaSat Inc (a)	71,798	4,452
Semiconductors - 3.04%					$29,271
Brooks Automation Inc	110,390	1,165
Cabot Microelectronics Corp (a)	40,438	1,833	Textiles - 0.43%
CEVA Inc (a)	33,708	631	G&K Services Inc	32,704	2,144

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Textiles (continued)
UniFirst Corp/MA	25,692		$2,847
			$4,991

Transportation - 2.23%
ArcBest Corp	39,566		1,308
Atlas Air Worldwide Holdings Inc (a)	40,902		2,010
Celadon Group Inc	44,455		965
Echo Global Logistics Inc (a)	39,205		1,266
Era Group Inc (a)	31,987		542
Forward Air Corp	50,666		2,460
Heartland Express Inc	90,477		1,930
Hornbeck Offshore Services Inc (a)	51,982		946
HUB Group Inc (a)	55,901		2,355
Knight Transportation Inc	100,946		2,730
Marten Transport Ltd	38,990		756
Matson Inc	71,085		2,944
Roadrunner Transportation Systems Inc (a)	45,556		1,193
Saia Inc (a)	41,044		1,782
Tidewater Inc (b)	76,984		1,503
UTI Worldwide Inc (a)	150,861		1,267
			$25,957

Water - 0.21%
American States Water Co	61,803		2,383

TOTAL COMMON STOCKS			$1,118,285
INVESTMENT COMPANIES - 5.87%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 5.87%
BlackRock Liquidity Funds FedFund Portfolio	40,542,510		40,543
Goldman Sachs Financial Square Funds -	27,679,459		27,679
Government Fund (d)
			$68,222
TOTAL INVESTMENT COMPANIES			$68,222
Total Investments			$1,186,507
Liabilities in Excess of Other Assets, Net - (2.01)%			$(23,417)
TOTAL NET ASSETS - 100.00%			$1,163,090

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c)		Security is Illiquid. At the end of the period, the value of these securities totaled $1,179 or 0.10% of net assets.
(d)		Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector			Percent
Financial			23.11%
Consumer, Non-cyclical			18.53%
Industrial			15.68%
Consumer, Cyclical			14.87%
Technology			9.00%
Exchange Traded Funds			6.22%
Communications			4.86%
Utilities			3.60%
Basic Materials			3.55%
Energy			2.59%
Liabilities in Excess of Other Assets, Net			(2.01)%
TOTAL NET ASSETS			100.00%

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2015	Long		355	$43,787	$43,850	$63
Total						$63

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS - 95.09%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Automobile Parts & Equipment (continued)
EVINE Live Inc (a)	4,103	$9	Miller Industries Inc/TN	19,711	$345
Harte-Hanks Inc	108,766	510	Modine Manufacturing Co (a)	52,477	532
Journal Media Group Inc	24,780	200	Motorcar Parts of America Inc (a)	348	10
Marchex Inc	13,949	64	Remy International Inc	16,833	498
MDC Partners Inc	4,793	85	Spartan Motors Inc	57,096	254
Sizmek Inc (a)	7,183	56	Standard Motor Products Inc	7,213	264
		$924	Strattec Security Corp	2,819	198
			Superior Industries International Inc	30,497	516
Aerospace & Defense - 1.53%			Supreme Industries Inc	16,313	134
AAR Corp	63,196	1,703	Tenneco Inc (a)	174,100	8,672
Aerojet Rocketdyne Holdings Inc (a)	7,762	182	Titan International Inc	33,752	315
Arotech Corp (a)	9,039	21	Tower International Inc (a)	2,472	65
Cubic Corp	13,474	598			$16,417
Curtiss-Wright Corp	69,163	4,660
Ducommun Inc (a)	25,795	617	Banks - 10.80%
Esterline Technologies Corp (a)	84,502	7,492	1st Constitution Bancorp (a)	882	10
Kaman Corp	4,414	174	1st Source Corp	28,097	955
KLX Inc (a)	24,539	964	Access National Corp	1,904	37
Kratos Defense & Security Solutions Inc (a)	58,275	318	Alliance Bancorp Inc of Pennsylvania	942	22
LMI Aerospace Inc (a)	3,878	39	American National Bankshares Inc	2,724	64
Moog Inc (a)	15,251	1,020	American River Bankshares (a)	5,499	55
Orbital ATK Inc	19,437	1,379	Ameris Bancorp	28,783	777
SIFCO Industries Inc	610	8	AmeriServ Financial Inc	22,099	74
Teledyne Technologies Inc (a)	14,117	1,464	Ames National Corp	2,439	59
Triumph Group Inc	10,494	565	Arrow Financial Corp	5,712	157
		$21,204	ASB Bancorp Inc (a)	600	14
			Associated Banc-Corp	118,400	2,334
Agriculture - 0.21%			BancFirst Corp	1,946	124
Alliance One International Inc (a)	6,752	153	Bancorp Inc/The (a)	4,190	35
Andersons Inc/The	14,647	546	BancorpSouth Inc	46,148	1,166
MGP Ingredients Inc	5,023	74	Bank of Commerce Holdings	1,302	8
Universal Corp/VA	27,383	1,562	Bank of Florida Corp (a),(b),(c)	6,269	—
Vector Group Ltd	22,630	573	Bank of Marin Bancorp	1,564	76
		$2,908	Banner Corp	4,798	229
Airlines - 0.31%			Bar Harbor Bankshares	2,014	69
Hawaiian Holdings Inc (a)	5,512	120	BBCN Bancorp Inc	18,333	281
JetBlue Airways Corp (a),(b)	121,734	2,797	BCB Bancorp Inc	1,563	18
Republic Airways Holdings Inc (a)	65,215	328	BNC Bancorp	4,650	105
SkyWest Inc	62,459	1,035	Boston Private Financial Holdings Inc	80,369	1,011
		$4,280	Bridge Bancorp Inc	3,088	80
			Bryn Mawr Bank Corp	9,595	277
Apparel - 1.36%			Camden National Corp	1,950	79
Cherokee Inc (a)	221	6	Capital Bank Financial Corp (a)	268,626	8,051
Columbia Sportswear Co	7,018	502	Capital City Bank Group Inc	11,867	183
Deckers Outdoor Corp (a)	2,620	191	Cardinal Financial Corp	16,080	375
Delta Apparel Inc (a)	6,921	85	Carolina Bank Holdings Inc (a)	378	5
Iconix Brand Group Inc (a)	68,381	1,486	Cascade Bancorp (a)	14,452	75
Lakeland Industries Inc (a)	6,346	67	Cass Information Systems Inc	1,311	69
Perry Ellis International Inc (a)	23,237	560	Cathay General Bancorp	37,482	1,204
Quiksilver Inc (a)	26,714	12	CenterState Banks Inc	13,256	185
Rocky Brands Inc	8,535	155	Central Pacific Financial Corp	16,128	376
Skechers U.S.A. Inc (a)	15,955	2,400	Century Bancorp Inc/MA	1,190	49
Steven Madden Ltd (a)	118,850	4,954	Chemical Financial Corp	20,295	668
Superior Uniform Group Inc	8,828	170	Citizens & Northern Corp	5,567	110
Unifi Inc (a)	23,315	719	Citizens First Corp (a)	300	4
Weyco Group Inc	2,028	59	City Holding Co	2,797	135
Wolverine World Wide Inc	254,894	7,473	CNB Financial Corp/PA	3,835	67
		$18,839	Codorus Valley Bancorp Inc	1,132	23
			Colony Bankcorp Inc (a)	706	6
Automobile Manufacturers - 0.01%			Columbia Banking System Inc	10,500	344
Navistar International Corp (a)	7,469	131
Wabash National Corp (a)	530	7	Community Bank System Inc	37,052	1,417
			Community Trust Bancorp Inc	2,829	99
		$138	Community West Bancshares	1,308	9
Automobile Parts & Equipment - 1.18%			CommunityOne Bancorp (a)	3,250	36
Accuride Corp (a)	930	4	ConnectOne Bancorp Inc	14,029	300
Cooper Tire & Rubber Co	37,877	1,247	CU Bancorp (a)	1,910	42
Cooper-Standard Holding Inc (a)	7,647	492	Customers Bancorp Inc (a)	11,853	299
Dana Holding Corp	55,000	1,021	CVB Financial Corp	16,414	291
Douglas Dynamics Inc	14,000	287	Eagle Bancorp Inc (a)	830	37
Federal-Mogul Holdings Corp (a)	67,089	751	Eastern Virginia Bankshares Inc	851	5
Fuel Systems Solutions Inc (a)	1,153	7	Enterprise Bancorp Inc/MA	2,008	44
Horizon Global Corp (a)	4,479	56	Enterprise Financial Services Corp	8,636	209
Meritor Inc (a)	51,460	725	Evans Bancorp Inc	387	9
Metaldyne Performance Group Inc	1,263	24	Farmers Capital Bank Corp (a)	6,550	167

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Banks (continued)
FCB Financial Holdings Inc (a)	8,044	$279	Park National Corp	2,377	$208
Fidelity Southern Corp	10,253	199	Park Sterling Corp	37,436	271
Financial Institutions Inc	22,032	541	Patriot National Bancorp Inc (a)	212	4
First Bancorp Inc/ME	2,813	53	Peapack Gladstone Financial Corp	4,084	91
First BanCorp/Puerto Rico (a)	51,533	222	Penns Woods Bancorp Inc	1,254	54
First Bancorp/Southern Pines NC	21,557	367	Peoples Bancorp Inc/OH	14,875	313
First Bancshares Inc/The	1,620	28	Peoples Bancorp of North Carolina Inc	1,797	33
First Busey Corp	65,525	417	Peoples Financial Services Corp	1,977	78
First Business Financial Services Inc	4,134	181	Pinnacle Financial Partners Inc	25,745	1,367
First Citizens BancShares Inc/NC	1,748	448	Preferred Bank/Los Angeles CA	5,728	180
First Commonwealth Financial Corp	137,814	1,269	Premier Financial Bancorp Inc	8,519	129
First Community Bancshares Inc/VA	22,882	407	PrivateBancorp Inc	31,534	1,304
First Connecticut Bancorp Inc/Farmington CT	10,198	165	Prosperity Bancshares Inc	186,135	10,161
First Financial Bancorp	45,530	866	QCR Holdings Inc	891	19
First Financial Bankshares Inc	4,194	143	Renasant Corp	25,616	824
First Financial Corp/IN	7,606	252	Republic Bancorp Inc/KY	10,868	273
First Interstate BancSystem Inc	8,366	232	Republic First Bancorp Inc (a)	2,088	7
First Merchants Corp	188,030	4,895	S&T Bancorp Inc	27,727	857
First Midwest Bancorp Inc/IL	169,589	3,183	Sandy Spring Bancorp Inc	35,042	958
First NBC Bank Holding Co (a)	2,758	105	SB Financial Group Inc	2,685	30
First of Long Island Corp/The	3,207	87	Select Bancorp Inc (a)	2,142	17
First United Corp (a)	1,489	13	ServisFirst Bancshares Inc	3,446	134
First West Virginia Bancorp Inc	163	3	Sierra Bancorp	23,622	392
FirstMerit Corp	773,845	14,502	Simmons First National Corp	4,621	210
FNB Corp/PA	137,368	1,894	South State Corp	3,537	275
Fulton Financial Corp	215,964	2,799	Southcoast Financial Corp (a)	598	6
German American Bancorp Inc	4,744	138	Southern First Bancshares Inc (a)	357	7
Glacier Bancorp Inc	25,197	708	Southern National Bancorp of Virginia Inc	1,953	23
Great Southern Bancorp Inc	2,998	124	Southside Bancshares Inc	3,871	106
Great Western Bancorp Inc	7,529	198	Southwest Bancorp Inc	23,607	413
Green Bancorp Inc (a)	2,667	36	Square 1 Financial Inc (a)	16,751	452
Guaranty Bancorp	9,051	145	State Bank Financial Corp	6,537	132
Guaranty Federal Bancshares Inc	541	8	Stock Yards Bancorp Inc	2,674	99
Hancock Holding Co	42,492	1,241	Stonegate Bank	4,155	128
Hanmi Financial Corp	5,562	141	Summit State Bank	804	11
Hawthorn Bancshares Inc	1,683	23	Sun Bancorp Inc/NJ (a)	4,529	95
Heartland Financial USA Inc	3,703	139	Susquehanna Bancshares Inc	314,483	4,466
Heritage Commerce Corp	15,943	176	Sussex Bancorp	1,215	15
Heritage Financial Corp/WA	12,455	221	Synovus Financial Corp	12,685	400
Hilltop Holdings Inc (a)	66,288	1,395	Talmer Bancorp Inc	8,508	139
Home BancShares Inc/AR	1,870	74	Texas Capital Bancshares Inc (a)	15,769	929
Horizon Bancorp/IN	2,999	73	TierOne Corp (a),(b),(c)	2,447	—
IBERIABANK Corp	32,193	2,078	Tompkins Financial Corp	3,797	205
Independent Bank Corp/MI	27,539	393	Towne Bank/Portsmouth VA	34,629	611
Independent Bank Corp/Rockland MA	4,760	230	TriCo Bancshares	4,113	102
International Bancshares Corp	76,036	2,047	TriState Capital Holdings Inc (a)	14,275	180
Kearny Financial Corp/MD (a)	14,529	162	Triumph Bancorp Inc (a)	3,893	55
Lakeland Bancorp Inc	23,910	270	TrustCo Bank Corp NY	17,192	107
Lakeland Financial Corp	9,423	401	Trustmark Corp	58,467	1,406
LegacyTexas Financial Group Inc	7,364	224	UMB Financial Corp	6,082	333
LNB Bancorp Inc	9,529	177	Umpqua Holdings Corp	97,288	1,726
Macatawa Bank Corp	7,247	39	Union Bankshares Corp	451,181	11,135
MainSource Financial Group Inc	42,720	935	United Bancshares Inc/OH	900	14
MB Financial Inc	49,924	1,703	United Bankshares Inc/WV	10,734	435
MBT Financial Corp (a)	15,903	93	United Community Banks Inc/GA	20,813	435
Mercantile Bank Corp	12,264	252	United Security Bancshares/Fresno CA (a)	1,739	9
Merchants Bancshares Inc/VT	1,308	41	Unity Bancorp Inc	165	2
Metro Bancorp Inc	19,188	470	Univest Corp of Pennsylvania	15,958	318
Mid Penn Bancorp Inc	119	2	Valley National Bancorp	35,941	357
MidSouth Bancorp Inc	743	10	Walker & Dunlop Inc (a)	4,420	106
MidWestOne Financial Group Inc	3,012	97	Washington Trust Bancorp Inc	11,711	466
National Bankshares Inc	1,821	55	Webster Financial Corp	579,260	22,395
National Penn Bancshares Inc	159,720	1,712	WesBanco Inc	33,583	1,116
NBT Bancorp Inc	19,926	539	West Bancorporation Inc	4,204	82
NewBridge Bancorp	8,242	73	Westamerica Bancorporation	3,960	194
Northeast Bancorp	1,364	14	Western Alliance Bancorp (a)	46,697	1,580
Northrim BanCorp Inc	2,252	57	Wilshire Bancorp Inc	64,397	748
OFG Bancorp	69,234	558	Wintrust Financial Corp	91,173	4,915
Old Line Bancshares Inc	2,086	33	Yadkin Financial Corp (a)	2,890	62
Old National Bancorp/IN	73,454	1,057			$150,046
Old Second Bancorp Inc (a)	19,387	126
Pacific Continental Corp	5,733	76	Beverages - 0.10%
Pacific Mercantile Bancorp (a)	2,516	19	Coca-Cola Bottling Co Consolidated	7,758	1,257
			Craft Brew Alliance Inc (a)	7,888	81

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Beverages (continued)			Commercial Services (continued)
National Beverage Corp (a)	157	$4	Albany Molecular Research Inc (a)	270,348	$ 5,715
		$1,342	American Public Education Inc (a)	4,494	116
			AMN Healthcare Services Inc (a)	21,965	646
Biotechnology - 0.50%			Apollo Education Group Inc (a)	16,640	213
Acorda Therapeutics Inc (a)	4,587	158
			ARC Document Solutions Inc (a)	24,236	168
Agenus Inc (a)	3,980	34
			Ascent Capital Group Inc (a)	13,155	514
AMAG Pharmaceuticals Inc (a)	83,525	5,337
			Avalon Holdings Corp (a)	3,917	8
Cytokinetics Inc (a)	4,391	28
			Avis Budget Group Inc (a)	1,424	62
Emergent BioSolutions Inc (a)	10,470	344
Endocyte Inc (a)	9,839	51	Booz Allen Hamilton Holding Corp	172,150	4,774
			Bridgepoint Education Inc (a)	12,358	116
Enzo Biochem Inc (a)	14,870	45
Harvard Bioscience Inc (a)	16,039	78	Brink's Co/The	3,824	119
			Cambium Learning Group Inc (a)	16,138	76
Medicines Co/The (a)	10,320	324
			Cardtronics Inc (a)	4,150	154
Merrimack Pharmaceuticals Inc (a)	1,615	16
			Carriage Services Inc	28,624	688
PDL BioPharma Inc	28,374	165	Cartesian Inc (a)	650	2
Peregrine Pharmaceuticals Inc (a)	3,454	4
			CBIZ Inc (a)	71,626	702
Rigel Pharmaceuticals Inc (a)	5,151	15
RTI Surgical Inc (a)	33,246	242	CDI Corp	28,893	350
			CRA International Inc (a)	12,642	295
Spectrum Pharmaceuticals Inc (a)	12,853	89
			Cross Country Healthcare Inc (a)	30,951	374
XOMA Corp (a)	4,147	3
			Deluxe Corp	21,370	1,377
		$6,933	DeVry Education Group Inc	40,186	1,220
Building Materials - 1.27%			Edgewater Technology Inc (a)	10,657	76
Boise Cascade Co (a)	2,138	71	Electro Rent Corp	24,938	251
Continental Materials Corp (a)	657	10	Ennis Inc	35,187	590
Gibraltar Industries Inc (a)	41,490	794	Franklin Covey Co (a)	6,722	127
Griffon Corp	119,938	2,068	FRP Holdings Inc (a)	960	28
Lennox International Inc	93,725	11,066	FTI Consulting Inc (a)	48,357	1,979
Louisiana-Pacific Corp (a)	59,228	873	Global Cash Access Holdings Inc (a)	99,174	501
LSI Industries Inc	27,360	273	Great Lakes Dredge & Dock Corp (a)	59,659	302
Nortek Inc (a)	1,487	121	Green Dot Corp (a)	8,174	169
Quanex Building Products Corp	15,623	314	Hackett Group Inc/The	10,030	128
Simpson Manufacturing Co Inc	10,290	368	HealthEquity Inc (a)	8,470	285
Universal Forest Products Inc	26,034	1,653	Heidrick & Struggles International Inc	10,926	239
			Hudson Global Inc (a)	611	1
		$17,611	Huron Consulting Group Inc (a)	7,884	602
Chemicals - 0.89%			ICF International Inc (a)	219,139	8,034
A Schulman Inc	30,493	1,135	Intersections Inc (a)	1,760	4
Aceto Corp	8,473	199	K12 Inc (a)	28,727	379
American Vanguard Corp	10,061	129	KAR Auction Services Inc	397,600	15,479
Axiall Corp	47,327	1,392	Kelly Services Inc	35,241	526
Cabot Corp	31,765	1,117	Korn/Ferry International	65,624	2,197
Calgon Carbon Corp	7,597	134	Landauer Inc	3,690	131
Chemtura Corp (a)	18,794	516	LendingTree Inc (a)	7,270	603
Ferro Corp (a)	11,313	157	Live Nation Entertainment Inc (a)	32,904	862
Hawkins Inc	2,293	84	Matthews International Corp	15,522	836
Innophos Holdings Inc	3,245	167	McGrath RentCorp	18,721	475
Innospec Inc	4,550	197	MoneyGram International Inc (a)	7,720	79
Intrepid Potash Inc (a)	16,483	141	Monster Worldwide Inc (a)	97,028	685
Kraton Performance Polymers Inc (a)	40,324	828	National Research Corp	350	5
Kronos Worldwide Inc	19,330	190	Navigant Consulting Inc (a)	63,516	998
Landec Corp (a)	32,769	437	Patriot National Inc (a)	340	6
Minerals Technologies Inc	9,031	584	PDI Inc (a)	13,313	28
Olin Corp	77,421	1,780	Perceptron Inc (a)	7,593	67
OM Group Inc	38,282	1,297	PFSweb Inc (a)	217	3
OMNOVA Solutions Inc (a)	5,044	33	QC Holdings Inc	400	1
Quaker Chemical Corp	1,003	93	Quad/Graphics Inc	50,437	829
Rayonier Advanced Materials Inc	10,848	152	RCM Technologies Inc	13,071	66
Rentech Inc (a)	32,280	25	Rent-A-Center Inc/TX	65,627	1,759
Sensient Technologies Corp	13,403	917	Resources Connection Inc	19,158	304
Stepan Co	3,910	192	RPX Corp (a)	27,531	426
Tronox Ltd	45,281	497	RR Donnelley & Sons Co	999	18
Valhi Inc	2,525	11	ServiceMaster Global Holdings Inc (a)	326,900	12,661
		$12,404	ServiceSource International Inc (a)	6,452	34
			SP Plus Corp (a)	251	7
Coal - 0.08%			Strayer Education Inc (a)	3,356	187
Cloud Peak Energy Inc (a)	76,518	243
			TransUnion (a)	299,300	7,512
Hallador Energy Co	3,182	23

SunCoke Energy Inc	66,045	812	Travelport Worldwide Ltd	8,079	103
Westmoreland Coal Co (a)	4,694	73	TriNet Group Inc (a)	88,437	2,377
			Universal Security Instruments Inc (a)	1,000	6
		$1,151	Vectrus Inc (a)	157	4
Commercial Services - 6.18%			Versar Inc (a)	3,300	11
Aaron's Inc	74,698	2,762	Viad Corp	31,339	898
ABM Industries Inc	40,001	1,319	Volt Information Sciences Inc (a)	18,769	181

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Weight Watchers International Inc (a)	560	$2	Federal Agricultural Mortgage Corp	12,074	$323
		$85,831	First Marblehead Corp/The (a)	1,274	5
			FNFV Group (a)	14,197	207
Computers - 2.30%			GAIN Capital Holdings Inc	7,181	50
Agilysys Inc (a)	28,807	244
			GAMCO Investors Inc	2,760	189
Astro-Med Inc	9,156	127	Hannon Armstrong Sustainable Infrastructure	4,970	100
CACI International Inc (a)	166,095	13,641
Ciber Inc (a)	149,360	495	Capital Inc
			INTL. FCStone Inc (a)	5,426	158
Convergys Corp	209,368	5,257	Investment Technology Group Inc	20,740	422
Datalink Corp (a)	26,368	179
Electronics For Imaging Inc (a)	7,237	331	Janus Capital Group Inc	265,592	4,350
			JMP Group LLC	11,116	81
Engility Holdings Inc	240,633	5,273	KCG Holdings Inc (a)	31,524	334
ExlService Holdings Inc (a)	637	25
Hutchinson Technology Inc (a)	8,712	16	Ladder Capital Corp	7,188	113
Imation Corp (a)	49,039	201	LPL Financial Holdings Inc	73,550	3,468
Insight Enterprises Inc (a)	71,690	1,935	Manning & Napier Inc	14,760	148
Key Tronic Corp (a)	16,991	170	Marlin Business Services Corp	12,507	199
			Moelis & Co	8,010	240
Lexmark International Inc	19,085	649	Nationstar Mortgage Holdings Inc (a)	6,036	112
Mentor Graphics Corp	17,815	464	Nelnet Inc	23,423	922
Mercury Systems Inc (a)	26,266	370
			NewStar Financial Inc (a)	52,438	607
NCI Inc	319	4	Ocwen Financial Corp (a)	16,703	141
NetScout Systems Inc (a)	7,779	310
PAR Technology Corp (a)	9,256	41	Oppenheimer Holdings Inc	25,145	571
			PennyMac Financial Services Inc (a)	15,905	290
Planar Systems Inc (a)	24,121	100
			PHH Corp (a)	59,354	1,482
Qualstar Corp (a)	4,617	5
			Piper Jaffray Cos (a)	16,896	758
Qumu Corp (a)	7,455	40
			Regional Management Corp (a)	9,448	183
Radisys Corp (a)	5,005	14
			Springleaf Holdings Inc (a)	2,460	124
StarTek Inc (a)	11,737	44
			Stifel Financial Corp (a)	21,561	1,185
Stratasys Ltd (a)	7,866	242
			Stonegate Mortgage Corp (a)	3,182	30
Super Micro Computer Inc (a)	5,950	159
Sykes Enterprises Inc (a)	59,750	1,456	Virtus Investment Partners Inc	1,149	139
			Walter Investment Management Corp (a)	5,836	127
TeleTech Holdings Inc	1,927	52	World Acceptance Corp (a)	722	39
Unisys Corp (a)	4,827	77
Vocera Communications Inc (a)	2,338	29			$22,493
		$31,950	Electric - 0.97%
			Abengoa Yield PLC	7,587	193
Consumer Products - 0.37%			Allete Inc	12,689	613
ACCO Brands Corp (a)	191,108	1,563
			Ameresco Inc (a)	8,874	61
Acme United Corp	1,796	33	Atlantic Power Corp	37,118	92
Central Garden & Pet Co (a)	15,169	139
Central Garden and Pet Co - A Shares (a)	51,022	515	Avista Corp	24,236	801
			Black Hills Corp	6,929	289
CSS Industries Inc	12,966	367	Cleco Corp	32,314	1,759
Helen of Troy Ltd (a)	28,477	2,500
			Dynegy Inc (a)	29,226	762
Wausau Paper Corp	6,660	59	El Paso Electric Co	7,255	265
		$5,176	Empire District Electric Co/The	8,910	205
Cosmetics & Personal Care - 0.04%			EnerNOC Inc (a)	8,114	66
CCA Industries Inc (a)	500	1	Genie Energy Ltd	8,503	88
Inter Parfums Inc	2,630	80	IDACORP Inc	27,075	1,681
Revlon Inc (a)	12,603	454	MGE Energy Inc	15,098	599
		$535	NorthWestern Corp	12,436	669
			NRG Yield Inc - A Shares	5,273	104
Distribution & Wholesale - 0.94%			NRG Yield Inc - C Shares	5,286	102
ADDvantage Technologies Group Inc (a)	3,841	9	Ormat Technologies Inc	37,882	1,541
Beacon Roofing Supply Inc (a)	28,391	993	Otter Tail Corp	7,268	188
Core-Mark Holding Co Inc	20,973	1,333	PNM Resources Inc	33,804	892
Essendant Inc	35,438	1,305	Portland General Electric Co	20,753	747
Fossil Group Inc (a)	104,250	7,167	Talen Energy Corp (a)	17,036	268
ScanSource Inc (a)	33,445	1,266	UIL Holdings Corp	27,864	1,336
Titan Machinery Inc (a)	6,543	92	Unitil Corp	4,360	155
WESCO International Inc (a)	15,171	931			$13,476
		$13,096
			Electrical Components & Equipment - 0.91%
Diversified Financial Services - 1.62%			Advanced Energy Industries Inc (a)	6,535	171
AeroCentury Corp (a)	423	3	Encore Wire Corp	16,379	562
Aircastle Ltd	49,607	1,194	EnerSys	16,685	1,042
Asta Funding Inc (a)	11,856	99	General Cable Corp	22,192	362
Atlanticus Holdings Corp (a)	16,062	63	GrafTech International Ltd (a)	46,092	231
Calamos Asset Management Inc	29,190	351	Graham Corp	2,676	50
California First National Bancorp	2,983	40	Insteel Industries Inc	3,140	52
Cowen Group Inc (a)	136,565	772	Littelfuse Inc	107,333	9,875
Credit Acceptance Corp (a)	1,280	307	Orion Energy Systems Inc (a)	15,210	33
Ellie Mae Inc (a)	25,125	1,971	Powell Industries Inc	2,903	87
Encore Capital Group Inc (a)	7,435	320	PowerSecure International Inc (a)	5,662	86
Enova International Inc (a)	15,266	276

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electrical Components & Equipment (continued)			Engineering & Construction (continued)
Ultralife Corp (a)	14,398	$59	VSE Corp	4,549	$216
		$12,610			$7,664

Electronics - 1.86%			Entertainment - 0.75%
AVX Corp	60,443	814	AMC Entertainment Holdings Inc	14,131	457
Ballantyne Strong Inc (a)	8,901	40	Carmike Cinemas Inc (a)	9,547	239
Bel Fuse Inc	12,341	273	Dover Motorsports Inc	3,447	8
Benchmark Electronics Inc (a)	88,913	1,962	DreamWorks Animation SKG Inc (a)	11,734	283
Brady Corp	20,073	472	Eldorado Resorts Inc (a)	12,823	108
Checkpoint Systems Inc	64,554	564	Eros International PLC (a)	5,011	179
Coherent Inc (a)	5,324	308	International Speedway Corp	50,824	1,741
Control4 Corp (a)	5,458	45	Isle of Capri Casinos Inc (a)	8,071	147
CTS Corp	53,467	1,004	Marriott Vacations Worldwide Corp	57,808	4,833
CyberOptics Corp (a)	7,092	42	National CineMedia Inc	44,568	691
Electro Scientific Industries Inc	17,319	80	Penn National Gaming Inc (a)	24,732	472
ESCO Technologies Inc	25,189	958	RCI Hospitality Holdings Inc (a)	10,679	119
FARO Technologies Inc (a)	2,051	90	Reading International Inc (a)	3,368	40
Frequency Electronics Inc (a)	11,821	132	Speedway Motorsports Inc	51,197	1,072
GSI Group Inc (a)	13,196	187			$10,389
II-VI Inc (a)	26,744	454
IntriCon Corp (a)	448	3	Environmental Control - 0.20%
Itron Inc (a)	11,760	379	CECO Environmental Corp	5,624	51
Kemet Corp (a)	28,632	67	Covanta Holding Corp	70,734	1,396
			Fuel Tech Inc (a)	10,245	19
Kimball Electronics Inc (a)	41,374	555
			Heritage-Crystal Clean Inc (a)	3,040	39
Knowles Corp (a)	26,540	506
LGL Group Inc/The (a)	410	2	Tetra Tech Inc	42,929	1,143
			TRC Cos Inc (a)	18,122	174
Methode Electronics Inc	137	4
Multi-Fineline Electronix Inc (a)	2,582	47			$2,822
Newport Corp (a)	29,483	467	Food - 1.28%
NVE Corp	696	42	Amcon Distributing Co	191	16
OSI Systems Inc (a)	2,584	181	B&G Foods Inc	6,690	198
Plexus Corp (a)	29,906	1,141	Darling Ingredients Inc (a)	68,678	883
Rofin-Sinar Technologies Inc (a)	28,254	705	Dean Foods Co	47,625	848
Rogers Corp (a)	7,902	442	Fresh Del Monte Produce Inc	100,732	3,981
Sanmina Corp (a)	128,642	2,839	Ingles Markets Inc	17,006	787
Sparton Corp (a)	5,233	125	John B Sanfilippo & Son Inc	19,336	1,006
Stoneridge Inc (a)	7,883	96	Lancaster Colony Corp	2,590	241
Sypris Solutions Inc	37,183	46	Post Holdings Inc (a)	48,961	2,630
Tech Data Corp (a)	48,400	2,823	Sanderson Farms Inc	15,790	1,137
TTM Technologies Inc (a)	105,781	966	Seaboard Corp (a)	47	163
Vishay Intertechnology Inc	176,321	2,024	Seneca Foods Corp - Class A (a)	17,749	518
Vishay Precision Group Inc (a)	19,335	270	Seneca Foods Corp - Class B (a)	39	1
Watts Water Technologies Inc	81,023	4,494	Smart & Final Stores Inc (a)	6,363	111
Woodward Inc	3,565	176	Snyder's-Lance Inc	21,410	696
ZAGG Inc (a)	9,195	71	SpartanNash Co	48,183	1,552
		$25,896	SUPERVALU Inc (a)	92,744	855
Energy - Alternate Sources - 0.18%			Tootsie Roll Industries Inc	3,145	102
			TreeHouse Foods Inc (a)	18,552	1,521
FutureFuel Corp	8,297	95
Green Plains Inc	56,982	1,279	Village Super Market Inc	1,877	54
Pacific Ethanol Inc (a)	6,523	48	Weis Markets Inc	10,132	427
Pattern Energy Group Inc	8,002	196			$17,727
Renewable Energy Group Inc (a)	53,577	546	Forest Products & Paper - 0.35%
REX American Resources Corp (a)	6,011	311	Clearwater Paper Corp (a)	3,090	182
		$2,475	Domtar Corp	35,323	1,436
Engineering & Construction - 0.55%			Mercer International Inc	51,746	626
Aegion Corp (a)	45,448	899	Neenah Paper Inc	4,426	268
Argan Inc	3,186	123	PH Glatfelter Co	60,207	1,229
			Resolute Forest Products Inc (a)	75,422	745
Comfort Systems USA Inc	2,082	57
Dycom Industries Inc (a)	6,396	423	Schweitzer-Mauduit International Inc	5,630	224
			Veritiv Corp (a)	3,300	122
EMCOR Group Inc	46,022	2,201
ENGlobal Corp (a)	18,947	23			$4,832
Granite Construction Inc	20,521	698	Gas - 0.43%
Hill International Inc (a)	24,773	118	Chesapeake Utilities Corp	3,117	160
Integrated Electrical Services Inc (a)	304	2	Laclede Group Inc/The	6,695	362
Layne Christensen Co (a)	13,380	111	New Jersey Resources Corp	44,039	1,273
MasTec Inc (a)	36,090	666	Northwest Natural Gas Co	4,240	183
Mistras Group Inc (a)	1,940	35	ONE Gas Inc	9,294	419
MYR Group Inc (a)	16,707	502	Piedmont Natural Gas Co Inc	16,079	611
Orion Marine Group Inc (a)	27,953	202	South Jersey Industries Inc	10,571	256
Sterling Construction Co Inc (a)	3,250	15	Southwest Gas Corp	17,917	1,010
Tutor Perini Corp (a)	65,596	1,373	WGL Holdings Inc	29,323	1,639
					$5,913

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Hand & Machine Tools - 0.02%			Healthcare - Services (continued)
Franklin Electric Co Inc	910	$26	RadNet Inc (a)	6,650	$45
Hardinge Inc	13,003	111	Select Medical Holdings Corp	56,409	814
LS Starrett Co/The	5,475	92	SunLink Health Systems Inc (a)	4,000	6
P&F Industries Inc (a)	1,773	15	Surgical Care Affiliates Inc (a)	2,689	102
Regal Beloit Corp	824	57	Triple-S Management Corp (a)	43,851	946
		$301	Universal American Corp/NY (a)	111,170	1,031
			WellCare Health Plans Inc (a)	10,393	840
Healthcare - Products - 4.68%					$61,865
Affymetrix Inc (a)	9,464	104
Alere Inc (a)	291,665	14,177	Holding Companies - Diversified - 0.04%
Allied Healthcare Products Inc (a)	1,532	2	HRG Group Inc (a)	6,657	95
Alphatec Holdings Inc (a)	4,802	7	National Bank Holdings Corp	12,217	265
Analogic Corp	1,960	158	Resource America Inc	19,111	154
AngioDynamics Inc (a)	50,565	783			$514
AtriCure Inc (a)	1,829	51
BioTelemetry Inc (a)	2,988	37	Home Builders - 1.16%
			AMREP Corp (a)	1,173	6
CONMED Corp	37,186	2,109	AV Homes Inc (a)	3,241	48
CryoLife Inc	12,310	135	Beazer Homes USA Inc (a)	7,317	140
Cutera Inc (a)	15,837	241
			Green Brick Partners Inc (a)	3,765	45
Cynosure Inc (a)	878	34
Digirad Corp	15,358	67	KB Home	14,358	230
			LGI Homes Inc (a)	2,742	54
Entellus Medical Inc (a)	214	5
			M/I Homes Inc (a)	23,188	582
Exactech Inc (a)	5,154	103
Greatbatch Inc (a)	28,488	1,554	MDC Holdings Inc	53,793	1,607
			Meritage Homes Corp (a)	39,870	1,798
Haemonetics Corp (a)	69,084	2,764
			Orleans Homebuilders Inc (a),(b),(c)	7,702	—
Halyard Health Inc (a)	32,451	1,322
Hanger Inc (a)	44,289	958	Ryland Group Inc/The	179,956	8,182
			Standard Pacific Corp (a)	192,356	1,729
ICU Medical Inc (a)	1,909	191
			Taylor Morrison Home Corp (a)	5,709	110
Integra LifeSciences Holdings Corp (a)	210,185	13,479
			TRI Pointe Group Inc (a)	80,398	1,190
Invacare Corp	17,312	295	WCI Communities Inc (a)	4,906	124
IRIDEX Corp (a)	470	3
			William Lyon Homes (a)	8,818	210
LeMaitre Vascular Inc	3,472	49
Luminex Corp (a)	6,826	118	Winnebago Industries Inc	634	14
Meridian Bioscience Inc	1,759	32			$16,069
Merit Medical Systems Inc (a)	35,857	916	Home Furnishings - 0.19%
Misonix Inc (a)	11,445	106	Bassett Furniture Industries Inc	12,925	424
Natus Medical Inc (a)	4,228	191	Daktronics Inc	7,919	90
NuVasive Inc (a)	8,120	447	DTS Inc/CA (a)	546	16
OraSure Technologies Inc (a)	17,029	84	Emerson Radio Corp	4,358	5
Orthofix International NV (a)	10,874	363	Ethan Allen Interiors Inc	4,676	141
Quidel Corp (a)	4,458	92	Flexsteel Industries Inc	9,185	366
Rockwell Medical Inc (a)	1,395	19	Hooker Furniture Corp	15,501	387
SeaSpine Holdings Corp (a)	1,806	29	iRobot Corp (a)	3,697	114
SurModics Inc (a)	2,752	65	La-Z-Boy Inc	32,289	820
Symmetry Surgical Inc (a)	12,918	108	Skullcandy Inc (a)	8,108	59
Teleflex Inc	64,028	8,579	Stanley Furniture Co Inc (a)	8,033	25
Tornier NV (a)	4,276	106	Universal Electronics Inc (a)	686	36
Unilife Corp (a)	4,987	9	VOXX International Corp (a)	13,240	106
VWR Corp (a)	559,500	14,989
Wright Medical Group Inc (a)	4,419	114			$2,589
		$64,995	Housewares - 0.06%
			Libbey Inc	6,074	226
Healthcare - Services - 4.45%			Lifetime Brands Inc	13,208	192
Addus HomeCare Corp (a)	13,503	366	NACCO Industries Inc	6,842	347
Alliance HealthCare Services Inc (a)	4,420	66
Almost Family Inc (a)	7,844	343			$765
Amedisys Inc (a)	19,322	843	Insurance - 9.74%
American Shared Hospital Services (a)	2,738	7	Ambac Financial Group Inc (a)	18,072	290
Amsurg Corp (a)	329,395	23,632	American Equity Investment Life Holding Co	364,007	10,752
Capital Senior Living Corp (a)	1,096	24	American Independence Corp (a)	1,020	10
Civitas Solutions Inc (a)	246,650	5,547	American National Insurance Co	1,810	194
Ensign Group Inc/The	473	24	Amerisafe Inc	3,381	169
Five Star Quality Care Inc (a)	62,391	282	Argo Group International Holdings Ltd	41,840	2,359
Genesis Healthcare Inc (a)	21,639	132	Aspen Insurance Holdings Ltd	266,865	12,833
Health Net Inc/CA (a)	11,667	780	Atlantic American Corp	7,236	27
HealthSouth Corp	16,500	754	Baldwin & Lyons Inc	14,093	328
Healthways Inc (a)	79,289	1,004	CNO Financial Group Inc	787,994	14,058
IPC Healthcare Inc (a)	1,803	100	Crawford & Co	5,224	36
Kindred Healthcare Inc	103,059	2,126	Donegal Group Inc	18,990	282
LHC Group Inc (a)	23,117	932	EMC Insurance Group Inc	21,579	521
LifePoint Health Inc (a)	213,552	17,695	Employers Holdings Inc	21,539	517
Magellan Health Inc (a)	53,651	3,251	Endurance Specialty Holdings Ltd	50,431	3,504
Medcath Corp (a),(b),(c)	31,637	—	Enstar Group Ltd (a)	1,617	259
National HealthCare Corp	2,737	173	FBL Financial Group Inc	54,852	3,127

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Internet (continued)
Federated National Holding Co	8,576	$203	TeleCommunication Systems Inc (a)	55,261	$203
Fidelity & Guaranty Life	2,950	77	TheStreet Inc	28,307	53
First Acceptance Corp (a)	19,254	58	United Online Inc (a)	26,188	364
First American Financial Corp	388,260	15,756			$8,684
Global Indemnity PLC (a)	16,661	461
Greenlight Capital Re Ltd (a)	44,628	1,241	Investment Companies - 0.48%
Hallmark Financial Services Inc (a)	27,915	299	TCP Capital Corp	441,075	6,709
Hanover Insurance Group Inc/The	43,980	3,556
HCC Insurance Holdings Inc	203,948	15,737	Iron & Steel - 0.94%
HCI Group Inc	12,028	539	AK Steel Holding Corp (a)	27,173	80
Heritage Insurance Holdings Inc (a)	27,231	673	Carpenter Technology Corp	23,271	874
Horace Mann Educators Corp	68,657	2,420	Commercial Metals Co	155,212	2,392
Independence Holding Co	16,358	214	Friedman Industries Inc	7,610	44
Infinity Property & Casualty Corp	7,665	594	Reliance Steel & Aluminum Co	145,450	8,814
Investors Title Co	1,402	100	Schnitzer Steel Industries Inc	20,764	326
Kansas City Life Insurance Co	1,927	91	Shiloh Industries Inc (a)	22,502	254
Kemper Corp	74,025	2,866	Universal Stainless & Alloy Products Inc (a)	7,119	96
Maiden Holdings Ltd	87,292	1,444	Worthington Industries Inc	5,743	156
MBIA Inc (a)	221,977	1,321			$13,036
MGIC Investment Corp (a)	112,792	1,249
Montpelier Re Holdings Ltd ADR	51,760	2,208	Leisure Products & Services - 0.17%
National General Holdings Corp	4,906	112	Brunswick Corp/DE	3,530	188
National Security Group Inc/The	369	5	Callaway Golf Co	87,901	805
National Western Life Insurance Co	5,561	1,339	Escalade Inc	3,594	62
Navigators Group Inc/The (a)	22,811	1,783	Intrawest Resorts Holdings Inc (a)	5,570	55
Phoenix Cos Inc/The (a)	5,473	76	Johnson Outdoors Inc	8,366	177
			Liberty TripAdvisor Holdings Inc (a)	33,225	973
Primerica Inc	19,894	900	Nautilus Inc (a)	2,840	60
ProAssurance Corp	9,904	478	Performance Sports Group Ltd (a)	6,450	106
Radian Group Inc	61,166	1,129
RenaissanceRe Holdings Ltd	117,151	12,570			$2,426
RLI Corp	9,127	504	Lodging - 0.23%
Safety Insurance Group Inc	8,273	479	Belmond Ltd (a)	126,562	1,533
Security National Financial Corp (a)	895	7	Boyd Gaming Corp (a)	24,613	421
Selective Insurance Group Inc	90,110	2,777	Caesars Entertainment Corp (a)	14,618	76
StanCorp Financial Group Inc	41,707	4,755	Civeo Corp (a)	33,868	72
State Auto Financial Corp	39,340	952	Full House Resorts Inc (a)	458	1
Stewart Information Services Corp	13,132	540	Interval Leisure Group Inc	6,010	128
Symetra Financial Corp	163,155	4,086	Marcus Corp/The	28,779	603
Third Point Reinsurance Ltd (a)	24,703	367	Monarch Casino & Resort Inc (a)	3,573	67
Trupanion Inc (a)	654	5	Red Lion Hotels Corp (a)	31,701	258
Unico American Corp (a)	5,796	54
					$3,159
United Fire Group Inc	41,159	1,422
United Insurance Holdings Corp	4,592	74	Machinery - Construction & Mining - 0.14%
Universal Insurance Holdings Inc	19,212	527	Astec Industries Inc	18,965	745
		$135,314	Hyster-Yale Materials Handling Inc	5,604	379
			Terex Corp	37,712	836
Internet - 0.63%					$1,960
1-800-Flowers.com Inc (a)	21,299	212
8x8 Inc (a)	15,214	133	Machinery - Diversified - 0.30%
Bankrate Inc (a)	10,246	93	Alamo Group Inc	14,056	739
Blucora Inc (a)	56,148	796	Albany International Corp	4,616	172
Boingo Wireless Inc (a)	4,357	42	Altra Industrial Motion Corp	1,377	35
DHI Group Inc (a)	7,527	60	Applied Industrial Technologies Inc	4,287	166
ePlus Inc (a)	6,554	504	Briggs & Stratton Corp	52,905	978
FTD Cos Inc (a)	15,518	452	Chart Industries Inc (a)	15,267	416
Intralinks Holdings Inc (a)	4,175	47	Columbus McKinnon Corp/NY	5,800	136
iPass Inc (a)	376	—	DXP Enterprises Inc (a)	2,299	84
Lands' End Inc (a)	3,555	84	Gencor Industries Inc (a)	3,553	34
Limelight Networks Inc (a)	15,951	60	Gerber Scientific Inc (a),(b),(c)	56,637	—
Liquidity Services Inc (a)	6,312	57	Global Power Equipment Group Inc	4,572	31
ModusLink Global Solutions Inc (a)	27,954	91	Hurco Cos Inc	12,104	379
New Media Investment Group Inc	7,904	134	Intevac Inc (a)	1,927	9
Orbitz Worldwide Inc (a)	13,740	155	Kadant Inc	13,996	638
PC-Tel Inc	47	—	Key Technology Inc (a)	1,200	15
Perficient Inc (a)	14,199	231	Lindsay Corp	460	39
QuinStreet Inc (a)	9,325	54	Tecumseh Products Co (a)	21,694	42
RealNetworks Inc (a)	14,774	69	Tennant Co	2,587	155
Reis Inc	11,211	275	Twin Disc Inc	4,589	74
RetailMeNot Inc (a)	16,690	253	Xerium Technologies Inc (a)	2,530	43
RingCentral Inc (a)	204,850	4,036			$4,185
Safeguard Scientifics Inc (a)	5,108	94
Shutterfly Inc (a)	2,102	91	Media - 0.77%
Support.com Inc (a)	7,801	9	A H Belo Corp	19,330	100
TechTarget Inc (a)	3,679	32	Beasley Broadcast Group Inc	5,597	24

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Miscellaneous Manufacturing (continued)
Crown Media Holdings Inc (a)	1,498	$7	Myers Industries Inc	7,285	$110
Cumulus Media Inc (a)	176,641	292	NL Industries Inc (a)	8,286	56
Entercom Communications Corp (a)	28,120	296	Park-Ohio Holdings Corp	713	32
Entravision Communications Corp	789	6	PMFG Inc (a)	2,306	14
EW Scripps Co/The	83,486	1,834	Raven Industries Inc	5,071	99
Gray Television Inc (a)	74,608	1,260	Servotronics Inc	788	5
Here Media Inc (a),(b),(c)	3,700	—	SPX Corp	1,454	95
Here Media Inc - Special Shares (a),(c)	3,700	—	Standex International Corp	92,536	6,925
Houghton Mifflin Harcourt Co (a)	22,366	584	Synalloy Corp	3,022	36
McClatchy Co/The (a)	62,201	50	Tredegar Corp	15,853	267
Media General Inc (a)	44,067	699	TriMas Corp (a)	8,957	210
Meredith Corp	20,131	965	Trinseo SA (a)	2,958	72
New York Times Co/The	48,174	637			$22,611
Radio One Inc (a)	27,800	68
Saga Communications Inc	5,429	220	Office Furnishings - 0.10%
Salem Media Group Inc	14,406	93	HNI Corp	2,980	148
Scholastic Corp	36,038	1,553	Kewaunee Scientific Corp	3,601	59
Spanish Broadcasting System Inc (a)	1,921	13	Kimball International Inc	33,498	379
Time Inc	91,294	2,038	Knoll Inc	18,260	442
Townsquare Media Inc (a)	1,805	23	Steelcase Inc	20,780	371
			Virco Manufacturing Corp (a)	4,847	13
		$10,762
					$1,412
Metal Fabrication & Hardware - 0.71%
AM Castle & Co (a)	17,763	51	Oil & Gas - 1.56%
			Abraxas Petroleum Corp (a)	45,678	86
Ampco-Pittsburgh Corp	8,217	109
Chicago Rivet & Machine Co	1,070	28	Adams Resources & Energy Inc	1,570	75
CIRCOR International Inc	3,469	166	Alon USA Energy Inc	100,958	1,879
			Approach Resources Inc (a)	11,551	45
Dynamic Materials Corp	528	6
Eastern Co/The	2,538	44	Atwood Oceanics Inc	38,972	810
			Barnwell Industries Inc (a)	2,755	6
Global Brass & Copper Holdings Inc	585	10	Bill Barrett Corp (a)	13,114	74
Haynes International Inc	3,103	132	Bonanza Creek Energy Inc (a)	21,875	171
Lawson Products Inc/DE (a)	9,612	263
			Callon Petroleum Co (a)	75,763	496
LB Foster Co	9,904	291	Carrizo Oil & Gas Inc (a)	38,652	1,474
Mueller Industries Inc	3,220	104	Clayton Williams Energy Inc (a)	2,830	114
Mueller Water Products Inc - Class A	52,155	466
NN Inc	5,138	117	Comstock Resources Inc	96,335	121
			Contango Oil & Gas Co (a)	19,222	176
Northwest Pipe Co (a)	6,917	124
Olympic Steel Inc	12,760	155	CVR Energy Inc	628	24
Rexnord Corp (a)	358,225	7,594	Delek US Holdings Inc	85,010	3,033
TimkenSteel Corp	13,025	243	Energy XXI Ltd	105,118	186
		$9,903	EXCO Resources Inc	41,383	24
			Fairmount Santrol Holdings Inc (a)	1,606	10
Mining - 0.44%			Gastar Exploration Inc (a)	32,150	55
Alcoa Inc	86,287	852	Hercules Offshore Inc (a)	92,984	8
A-Mark Precious Metals Inc	2,012	21	Jones Energy Inc (a)	7,591	53
Century Aluminum Co (a)	129,313	1,205	Kosmos Energy Ltd (a)	1,412	10
Coeur Mining Inc (a)	36,318	128	Laredo Petroleum Inc (a)	19,240	165
Globe Specialty Metals Inc	29,250	452	Magnum Hunter Resources Corp - Warrants	11,862	—
Hecla Mining Co	270,834	569	(a),(b),(c)
Horsehead Holding Corp (a)	9,759	81	Matador Resources Co (a)	24,185	533
Kaiser Aluminum Corp	19,796	1,672	Midstates Petroleum Co Inc (a)	1,856	1
Materion Corp	19,913	609	Noble Energy Inc	5,169	182
Noranda Aluminum Holding Corp	26,037	17	North Atlantic Drilling Ltd	18,734	18
Ring Energy Inc (a)	5,457	45	Northern Oil and Gas Inc (a)	52,626	251
Stillwater Mining Co (a)	52,383	498	Oasis Petroleum Inc (a)	24,167	233
United States Lime & Minerals Inc	479	26	Pacific Drilling SA (a)	49,242	110
		$6,175	Panhandle Oil and Gas Inc	5,129	91
			Parker Drilling Co (a)	153,108	388
Miscellaneous Manufacturing - 1.63%			Parsley Energy Inc (a)	18,786	272
Actuant Corp	35,697	824	Patterson-UTI Energy Inc	65,333	1,077
American Railcar Industries Inc	8,842	353	PBF Energy Inc	48,667	1,537
AO Smith Corp	3,260	234	PDC Energy Inc (a)	57,156	2,683
Barnes Group Inc	39,105	1,522	Penn Virginia Corp (a)	43,940	59
Chase Corp	279	11	Rex Energy Corp (a)	12,675	28
CLARCOR Inc	753	45	Rice Energy Inc (a)	16,063	290
Core Molding Technologies Inc (a)	9,787	187
Fabrinet (a)	25,864	481	Rowan Cos PLC	44,932	774
			RSP Permian Inc (a)	37,871	940
Federal Signal Corp	46,548	696	SandRidge Energy Inc (a)	38,387	20
FreightCar America Inc	1,650	32	Seventy Seven Energy Inc (a)	22,529	70
Handy & Harman Ltd (a)	583	17
			SM Energy Co	12,443	461
Hillenbrand Inc	340,075	9,644	Stone Energy Corp (a)	37,016	214
LSB Industries Inc (a)	8,799	325
			Swift Energy Co (a)	16,115	12
Lydall Inc (a)	9,056	269
			Synergy Resources Corp (a)	17,119	167
MFRI Inc (a)	8,842	50
			TransAtlantic Petroleum Ltd (a)	6,768	22

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Private Equity - 0.00%
Triangle Petroleum Corp (a)	52,913	$196	Fifth Street Asset Management Inc	1,860	$17
Ultra Petroleum Corp (a)	13,671	106
Unit Corp (a)	57,936	1,143
Vaalco Energy Inc (a)	25,387	34	Real Estate - 0.25%
W&T Offshore Inc	21,161	80	Alexander & Baldwin Inc	35,045	1,323
Warren Resources Inc (a)	12,929	5	Altisource Residential Corp	17,136	282
			BBX Capital Corp (a)	1,774	28
WPX Energy Inc (a)	69,624	606
			California Coastal Communities Inc (a),(b),(c)	9,672	—
		$21,698	Forestar Group Inc (a)	10,435	133
Oil & Gas Services - 1.82%			Griffin Industrial Realty Inc	872	27
Basic Energy Services Inc (a)	54,015	326	Kennedy-Wilson Holdings Inc	26,909	681
Bristow Group Inc	40,930	1,844	RE/MAX Holdings Inc	11,965	453
C&J Energy Services Ltd (a)	23,647	228	St Joe Co/The (a)	10,441	170
CARBO Ceramics Inc	3,378	111	Stratus Properties Inc (a)	2,638	40
Dawson Geophysical Co (a)	17,097	71	Xenia Hotels & Resorts Inc	17,250	358
Exterran Holdings Inc	88,030	2,183			$3,495
Flotek Industries Inc (a)	8,305	142
Forum Energy Technologies Inc (a)	316,216	4,832	REITS - 3.65%
			Acadia Realty Trust	29,845	954
Gulf Island Fabrication Inc	11,118	127	AG Mortgage Investment Trust Inc	36,022	656
Gulfmark Offshore Inc	32,849	309
Helix Energy Solutions Group Inc (a)	123,279	1,031	Agree Realty Corp	11,121	345
ION Geophysical Corp (a)	117,058	93	American Assets Trust Inc	248	10
Key Energy Services Inc (a)	56,117	51	American Capital Mortgage Investment Corp	8,365	135
Matrix Service Co (a)	11,021	213	American Residential Properties Inc	4,920	91
McDermott International Inc (a)	116,214	511	Anworth Mortgage Asset Corp	97,660	488
Mitcham Industries Inc (a)	12,775	53	Apollo Commercial Real Estate Finance Inc	37,843	639
MRC Global Inc (a)	50,536	650	Apollo Residential Mortgage Inc	52,126	755
Natural Gas Services Group Inc (a)	15,757	317	Ares Commercial Real Estate Corp	14,190	177
Newpark Resources Inc (a)	97,864	707	Armada Hoffler Properties Inc	41,483	426
Oil States International Inc (a)	17,379	524	ARMOUR Residential REIT Inc	54,767	156
PHI Inc (a)	16,248	450	Ashford Hospitality Prime Inc	35,517	517
Pioneer Energy Services Corp (a)	80,182	294	Ashford Hospitality Trust Inc	31,737	277
SEACOR Holdings Inc (a)	21,950	1,386	Associated Estates Realty Corp	11,401	328
Steel Excel Inc (a)	15,136	317	Capstead Mortgage Corp	44,131	488
Superior Energy Services Inc	45,037	766	CatchMark Timber Trust Inc	10,431	111
Tesco Corp	49,541	476	Cedar Realty Trust Inc	16,640	112
Tetra Technologies Inc (a)	100,625	479	Chambers Street Properties	94,953	705
Thermon Group Holdings Inc (a)	278,646	6,723	Chatham Lodging Trust	8,989	243
Willbros Group Inc (a)	16,248	13	Chesapeake Lodging Trust	25,415	816
			Colony Capital Inc	58,133	1,321
		$25,227	Cousins Properties Inc	33,462	347
Packaging & Containers - 2.81%			CubeSmart	23,098	604
Berry Plastics Group Inc (a)	42,991	1,400	CYS Investments Inc	32,943	256
Graphic Packaging Holding Co	1,001,872	15,128	DCT Industrial Trust Inc	22,966	798
Greif Inc - Class A	16,645	516	DiamondRock Hospitality Co	78,149	985
Greif Inc - Class B	557	21	DuPont Fabros Technology Inc	19,469	587
KapStone Paper and Packaging Corp	409,650	9,586	Dynex Capital Inc	14,439	106
Silgan Holdings Inc	232,701	12,442	EastGroup Properties Inc	6,120	369
		$39,093	Education Realty Trust Inc	7,476	237
			EPR Properties	16,787	959
Pharmaceuticals - 1.14%			Equity One Inc	14,195	365
Adamas Pharmaceuticals Inc (a)	2,724	67
Amphastar Pharmaceuticals Inc (a)	2,805	46	Excel Trust Inc	9,728	154
Anika Therapeutics Inc (a)	836	32	FelCor Lodging Trust Inc	147,845	1,384
Array BioPharma Inc (a)	6,802	40	First Industrial Realty Trust Inc	17,113	358
BioScrip Inc (a)	29,812	75	First Potomac Realty Trust	8,975	102
Catalent Inc (a)	2,600	89	Franklin Street Properties Corp	17,727	209
Impax Laboratories Inc (a)	6,470	314	GEO Group Inc/The	35,933	1,356
Natural Alternatives International Inc (a)	3,359	20	Getty Realty Corp	27,946	464
			Government Properties Income Trust	13,856	239
Nature's Sunshine Products Inc	2,773	35	Gramercy Property Trust Inc	8,965	219
Nutraceutical International Corp (a)	6,920	167
Omega Protein Corp (a)	54,747	778	Hatteras Financial Corp	48,046	781
Osiris Therapeutics Inc (a)	423	9	Healthcare Realty Trust Inc	17,167	413
			Hersha Hospitality Trust	342,852	9,298
Owens & Minor Inc	11,206	394	Highwoods Properties Inc	37,318	1,579
PharMerica Corp (a)	37,768	1,290
PRA Health Sciences Inc (a)	269,050	11,297	Hudson Pacific Properties Inc	18,871	581
Prestige Brands Holdings Inc (a)	17,288	823	InfraREIT Inc	3,347	112
Sucampo Pharmaceuticals Inc (a)	871	19	Inland Real Estate Corp	49,006	482
Vanda Pharmaceuticals Inc (a)	2,213	27	Invesco Mortgage Capital Inc	19,021	274
			Investors Real Estate Trust	18,948	137
VCA Inc (a)	5,115	315	iStar Financial Inc (a)	13,267	174
		$15,837	Kite Realty Group Trust	12,917	341
Pipelines - 0.00%			LaSalle Hotel Properties	45,518	1,515
Primoris Services Corp	3,249	59	Lexington Realty Trust	31,740	273
			LTC Properties Inc	17,435	765

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Retail (continued)
Mack-Cali Realty Corp	13,771	$287	Ezcorp Inc (a)	55,137	$390
Medical Properties Trust Inc	41,150	563	Finish Line Inc/The	17,895	492
Monmouth Real Estate Investment Corp	11,598	116	First Cash Financial Services Inc (a)	193,197	7,857
Monogram Residential Trust Inc	25,740	240	Fred's Inc	42,110	760
National Health Investors Inc	4,869	318	Frisch's Restaurants Inc	4,600	155
New Residential Investment Corp	96,749	1,518	Gaiam Inc (a)	3,999	28
New Senior Investment Group Inc	10,346	134	Genesco Inc (a)	8,018	518
New York Mortgage Trust Inc	16,916	127	GNC Holdings Inc	260,200	12,804
New York REIT Inc	25,104	260	Group 1 Automotive Inc	109,994	10,667
One Liberty Properties Inc	3,284	74	Guess? Inc	40,391	884
Parkway Properties Inc/Md	13,088	235	Haverty Furniture Cos Inc	20,051	445
Pebblebrook Hotel Trust	17,018	693	hhgregg Inc (a)	210	1
Pennsylvania Real Estate Investment Trust	10,688	234	HSN Inc	145,325	10,683
PennyMac Mortgage Investment Trust	24,858	441	Kirkland's Inc	3,330	91
Physicians Realty Trust	10,891	175	Luby's Inc (a)	28,408	138
Potlatch Corp	1,680	59	Lumber Liquidators Holdings Inc (a)	7,220	139
PS Business Parks Inc	3,951	304	MarineMax Inc (a)	9,244	167
Ramco-Gershenson Properties Trust	12,243	207	Men's Wearhouse Inc	230,327	13,709
Redwood Trust Inc	13,045	202	Movado Group Inc	22,593	572
Resource Capital Corp	62,353	223	New York & Co Inc (a)	8,783	20
Retail Opportunity Investments Corp	14,526	249	Office Depot Inc (a)	70,292	562
Rexford Industrial Realty Inc	8,564	125	Pacific Sunwear of California Inc (a)	51,451	33
RLJ Lodging Trust	36,357	1,084	PC Connection Inc	32,003	710
Rouse Properties Inc	5,592	98	PCM Inc (a)	21,523	217
Sabra Health Care REIT Inc	9,919	271	Penske Automotive Group Inc	21,403	1,155
Select Income REIT	40,735	818	Pep Boys-Manny Moe & Jack/The (a)	90,147	1,068
Silver Bay Realty Trust Corp	15,376	249	Perfumania Holdings Inc (a)	3,407	19
Sovran Self Storage Inc	2,234	213	Regis Corp (a)	62,440	913
STAG Industrial Inc	10,086	198	Ruby Tuesday Inc (a)	112,983	829
Starwood Waypoint Residential Trust	5,942	145	Rush Enterprises Inc - Class A (a)	35,881	915
STORE Capital Corp	5,190	109	Rush Enterprises Inc - Class B (a)	11,863	275
Strategic Hotels & Resorts Inc (a)	89,554	1,224	Ruth's Hospitality Group Inc	26,164	459
Summit Hotel Properties Inc	25,731	350	Shake Shack Inc (a)	203	14
Sun Communities Inc	6,063	421	Shoe Carnival Inc	25,415	719
Sunstone Hotel Investors Inc	69,938	984	Sonic Automotive Inc	21,728	506
Terreno Realty Corp	6,646	139	Sonic Corp	43,732	1,300
UMH Properties Inc	5,849	56	Sportsman's Warehouse Holdings Inc (a)	2,816	33
United Development Funding IV	8,174	148	Stage Stores Inc	43,412	764
Universal Health Realty Income Trust	1,844	90	Stein Mart Inc	20,027	203
Washington Real Estate Investment Trust	18,643	500	Systemax Inc (a)	5,479	37
Western Asset Mortgage Capital Corp	8,199	114	Tilly's Inc (a)	7,295	66
Whitestone REIT	10,629	138	Trans World Entertainment Corp (a)	33,798	119
		$50,706	Tuesday Morning Corp (a)	27,886	262
			Vera Bradley Inc (a)	5,575	61
Retail - 6.93%			Vista Outdoor Inc (a)	2,485	117
Abercrombie & Fitch Co	71,255	1,431	Vitamin Shoppe Inc (a)	19,339	711
American Eagle Outfitters Inc	46,710	830	Wendy's Co/The	78,288	803
America's Car-Mart Inc/TX (a)	1,839	85
			West Marine Inc (a)	29,382	267
Ascena Retail Group Inc (a)	125,731	1,574
Barnes & Noble Inc (a)	95,204	2,502	World Fuel Services Corp	444	18
			Zumiez Inc (a)	1,130	29
Big 5 Sporting Goods Corp	14,158	156			$96,233
Biglari Holdings Inc (a)	304	132
BJ's Restaurants Inc (a)	440	23	Savings & Loans - 2.05%
Bloomin' Brands Inc	385,875	8,987	Ameriana Bancorp	2,687	60
Bob Evans Farms Inc	3,382	169	Astoria Financial Corp	165,106	2,497
Books-A-Million Inc (a)	13,331	43	Atlantic Coast Financial Corp (a)	210	1
Bravo Brio Restaurant Group Inc (a)	2,204	29	Banc of California Inc	15,984	194
Build-A-Bear Workshop Inc (a)	27,884	487	Bank Mutual Corp	34,541	251
Burlington Stores Inc (a)	3,545	195	BankFinancial Corp	28,169	340
Caleres Inc	17,732	586	Bear State Financial Inc (a)	395	4
Carrols Restaurant Group Inc (a)	1,385	15	Beneficial Bancorp Inc (a)	12,846	165
Cash America International Inc	20,271	562	Berkshire Hills Bancorp Inc	40,606	1,181
Cato Corp/The	7,860	302	Brookline Bancorp Inc	86,914	979
Children's Place Inc/The	12,952	751	Cape Bancorp Inc	5,980	63
Christopher & Banks Corp (a)	15,775	51	Capitol Federal Financial Inc	225,569	2,712
Citi Trends Inc (a)	10,796	258	Charter Financial Corp/MD	5,854	71
Coast Distribution System Inc/The (a)	2,597	14	Chicopee Bancorp Inc	1,061	18
Conn's Inc (a)	5,132	178	Citizens Community Bancorp Inc/WI	2,250	21
Cracker Barrel Old Country Store Inc	4,587	697	Clifton Bancorp Inc	31,616	430
Del Frisco's Restaurant Group Inc (a)	5,819	93	Dime Community Bancshares Inc	31,851	541
Denny's Corp (a)	95,396	1,122	Eagle Bancorp Montana Inc	111	1
Destination Maternity Corp	3,185	31	ESSA Bancorp Inc	9,408	121
DineEquity Inc	11,387	1,184	EverBank Financial Corp	69,530	1,386
Express Inc (a)	2,192	42	First Defiance Financial Corp	12,816	493

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Savings & Loans (continued)			Semiconductors (continued)
First Financial Northwest Inc	13,228	$164	PMC-Sierra Inc (a)	20,055	$137
Flagstar Bancorp Inc (a)	18,602	378	Power Integrations Inc	2,584	100
Flushing Financial Corp	48,491	1,007	QLogic Corp (a)	93,506	830
Fox Chase Bancorp Inc	13,905	238	Qorvo Inc (a)	25,102	1,455
HF Financial Corp	8,101	126	Richardson Electronics Ltd/United States	15,453	102
HMN Financial Inc (a)	2,080	24	Rovi Corp (a)	100,852	1,108
Home Bancorp Inc	3,409	83	Rudolph Technologies Inc (a)	9,531	107
HomeStreet Inc (a)	21,807	493	Semtech Corp (a)	6,746	119
HomeTrust Bancshares Inc (a)	2,154	37	Sigma Designs Inc (a)	40,916	424
HopFed Bancorp Inc	3,929	46	Silicon Laboratories Inc (a)	152,003	6,838
Investors Bancorp Inc	157,181	1,914	Tessera Technologies Inc	7,129	247
Lake Sunapee Bank Group	1,896	28	Ultra Clean Holdings Inc (a)	19,046	145
Magyar Bancorp Inc (a)	400	4	Ultratech Inc (a)	2,331	37
Meridian Bancorp Inc (a)	20,581	269	Veeco Instruments Inc (a)	6,260	162
Meta Financial Group Inc	3,224	163	Xcerra Corp (a)	8,079	51
MutualFirst Financial Inc	4,937	117			$31,002
Northeast Community Bancorp Inc	2,697	20
Northfield Bancorp Inc	76,043	1,144	Software - 4.94%
			Actua Corp (a)	6,790	100
Northwest Bancshares Inc	152,153	1,930	Acxiom Corp (a)	34,157	612
Ocean Shore Holding Co	2,736	41	Allscripts Healthcare Solutions Inc (a)	23,634	342
OceanFirst Financial Corp	3,485	61
Oneida Financial Corp	800	17	American Software Inc/Georgia	5,414	50
			Avid Technology Inc (a)	52,077	638
Oritani Financial Corp	20,161	317	Black Knight Financial Services Inc (a)	198,425	6,465
Pacific Premier Bancorp Inc (a)	11,328	215
			Bottomline Technologies de Inc (a)	1,652	45
Provident Financial Holdings Inc	10,567	170
Provident Financial Services Inc	118,772	2,330	Broadridge Financial Solutions Inc	259,025	14,057
			BroadSoft Inc (a)	118,000	4,121
Prudential Bancorp Inc	6,246	92
Pulaski Financial Corp	4,791	62	Concurrent Computer Corp	2,188	12
			Dealertrack Technologies Inc (a)	13,262	823
Riverview Bancorp Inc	28,105	122	Digi International Inc (a)	31,806	322
SI Financial Group Inc	1,687	20
Sterling Bancorp/DE	58,521	871	Dun & Bradstreet Corp/The	91,375	11,401
Territorial Bancorp Inc	8,593	218	Epiq Systems Inc	37,939	627
			Everyday Health Inc (a)	6,706	80
Timberland Bancorp Inc/WA	7,281	78	InnerWorkings Inc (a)	1,304	10
United Community Financial Corp/OH	38,211	197
United Financial Bancorp Inc	16,963	229	ManTech International Corp/VA	23,590	703
			MedAssets Inc (a)	1,452	33
Washington Federal Inc	129,955	3,026	Park City Group Inc (a)	192	3
Waterstone Financial Inc	27,456	354	PDF Solutions Inc (a)	530	7
Wayne Savings Bancshares Inc	1,380	18	Progress Software Corp (a)	31,560	936
Westfield Financial Inc	23,009	171	PTC Inc (a)	830	30
WSFS Financial Corp	5,491	157
		$28,480	QAD Inc	2,000	53
			Sapiens International Corp NV	1,382	15
Semiconductors - 2.23%			SciQuest Inc (a)	3,095	37
Advanced Micro Devices Inc (a)	54,861	106	Seachange International Inc (a)	8,077	56
Alpha & Omega Semiconductor Ltd (a)	23,821	187	SS&C Technologies Holdings Inc	97,275	6,618
Amkor Technology Inc (a)	136,244	601	SYNNEX Corp	64,588	4,885
Axcelis Technologies Inc (a)	39,795	117	Take-Two Interactive Software Inc (a)	7,185	227
AXT Inc (a)	5,895	14	Verint Systems Inc (a)	261,834	15,244
Brooks Automation Inc	94,383	996			$68,552
Cabot Microelectronics Corp (a)	5,523	250
Cascade Microtech Inc (a)	18,637	278	Storage & Warehousing - 0.16%
Cirrus Logic Inc (a)	22,510	743	Mobile Mini Inc	48,871	1,814
			Wesco Aircraft Holdings Inc (a)	32,301	465
Cohu Inc	31,875	316
Cypress Semiconductor Corp (a)	77,460	889			$2,279
Diodes Inc (a)	21,793	483	Supranational Bank - 0.01%
DSP Group Inc (a)	32,443	283	Banco Latinoamericano de Comercio Exterior	5,491	151
Entegris Inc (a)	9,061	134	SA
Exar Corp (a)	4,041	32
Fairchild Semiconductor International Inc (a)	178,676	2,691
FormFactor Inc (a)	61,660	446	Telecommunications - 1.15%
GigOptix Inc (a)	4,322	10	ADTRAN Inc	11,208	185
Integrated Device Technology Inc (a)	7,150	137	Alaska Communications Systems Group Inc	2,521	5
			(a)
Integrated Silicon Solution Inc	27,846	611	Anixter International Inc (a)	8,686	575
Intersil Corp	75,956	845
IXYS Corp	33,423	350	Atlantic Tele-Network Inc	7,289	516
Kulicke & Soffa Industries Inc (a)	79,205	824	Aviat Networks Inc (a)	32,554	37
Lattice Semiconductor Corp (a)	135,831	668	Aware Inc (a)	17,409	58
Magnachip Semiconductor Corp (a)	2,607	22	Black Box Corp	39,964	626
MaxLinear Inc (a)	1,016	11	Calix Inc (a)	1,199	10
Microsemi Corp (a)	16,050	529	Cincinnati Bell Inc (a)	247,961	969
MKS Instruments Inc	42,516	1,510	Communications Systems Inc	8,832	89
OmniVision Technologies Inc (a)	149,895	3,660	Comtech Telecommunications Corp	22,831	658
Pericom Semiconductor Corp	32,353	387	Consolidated Communications Holdings Inc	5,512	110
Photronics Inc (a)	122,448	1,010	Cyan Inc (a)	5,894	34

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Telecommunications (continued)			Transportation (continued)
DigitalGlobe Inc (a)	68,726	$1,456	Navios Maritime Acquisition Corp	21,498	$85
EarthLink Holdings Corp	55,886	410	Nordic American Tankers Ltd	15,496	233
Finisar Corp (a)	28,656	499	PAM Transportation Services Inc (a)	8,556	450
General Communication Inc (a)	32,794	603	Patriot Transportation Holding Inc (a)	320	7
Globalstar Inc (a)	73,999	153	Providence and Worcester Railroad Co	4,798	82
Harmonic Inc (a)	110,354	663	Radiant Logistics Inc (a)	369	2
Hawaiian Telcom Holdco Inc (a)	5,827	145	Roadrunner Transportation Systems Inc (a)	24,254	635
HC2 Holdings Inc (a)	1,074	8	Saia Inc (a)	8,545	371
ID Systems Inc (a)	1,586	9	Scorpio Tankers Inc	144,256	1,549
IDT Corp - Class B	7,181	123	Ship Finance International Ltd	31,581	529
Inteliquent Inc	5,135	93	Teekay Tankers Ltd	32,462	233
Intelsat SA (a)	5,235	50	Tidewater Inc	25,953	507
InterDigital Inc/PA	972	53	Ultrapetrol Bahamas Ltd (a)	20,462	16
Iridium Communications Inc (a)	109,780	815	Universal Truckload Services Inc	766	16
KVH Industries Inc (a)	3,862	47	USA Truck Inc (a)	10,238	200
Leap Wireless International Inc - Rights	64,745	163	UTI Worldwide Inc (a)	14,215	119
(a),(b),(c)			Werner Enterprises Inc	34,474	974
Loral Space & Communications Inc (a)	1,222	77	XPO Logistics Inc (a)	1,924	83
Lumos Networks Corp	883	12			$20,104
NeoPhotonics Corp (a)	475	4
Netgear Inc (a)	35,979	1,205	Trucking & Leasing - 0.57%
NeuStar Inc (a)	6,883	212	AMERCO	10,123	3,638
Novatel Wireless Inc (a)	4,845	12	GATX Corp	51,440	2,728
Optical Cable Corp	8,872	30	Greenbrier Cos Inc/The	18,553	849
			TAL International Group Inc (a)	22,292	441
Orbcomm Inc (a)	21,243	131
Polycom Inc (a)	183,244	2,086	Textainer Group Holdings Ltd	5,902	134
			Willis Lease Finance Corp (a)	8,412	140
Preformed Line Products Co	1,783	61
Premiere Global Services Inc (a)	32,031	345			$7,930
RF Industries Ltd	300	1	Water - 0.13%
Shenandoah Telecommunications Co	3,099	107	American States Water Co	26,000	1,002
ShoreTel Inc (a)	13,298	94	Artesian Resources Corp	90	2
Spok Holdings Inc	24,202	405	California Water Service Group	14,343	309
Telenav Inc (a)	7,405	52	Connecticut Water Service Inc	2,720	93
Telephone & Data Systems Inc	47,055	1,384	Consolidated Water Co Ltd	14,307	173
TESSCO Technologies Inc	1,482	37	Middlesex Water Co	1,357	31
Ubiquiti Networks Inc	497	16	SJW Corp	4,226	126
ViaSat Inc (a)	1,667	103
Vonage Holdings Corp (a)	29,624	189			$1,736
			TOTAL COMMON STOCKS		$1,320,749
West Corp	7,955	230	INVESTMENT COMPANIES - 5.27%	Shares Held	Value (000	's)
Westell Technologies Inc (a)	15,322	19
Windstream Holdings Inc	1,532	7	Publicly Traded Investment Fund - 5.27%
		$15,981	Cash Account Trust - Government & Agency	1,172,805	1,173
			Portfolio - Government Cash Managed
Textiles - 0.10%			First American Government Obligations Fund	72,019,832	72,020
Culp Inc	810	25			$73,193
Dixie Group Inc/The (a)	12,240	120
			TOTAL INVESTMENT COMPANIES		$73,193
G&K Services Inc	9,530	624	Total Investments		$1,393,942
UniFirst Corp/MA	5,247	582	Liabilities in Excess of Other Assets, Net - (0.36)%			$(5,057)
		$1,351	TOTAL NET ASSETS - 100.00%		$1,388,885
Toys, Games & Hobbies - 0.02%
Jakks Pacific Inc (a)	29,934	295
LeapFrog Enterprises Inc (a)	8,019	7	(a) Non-Income Producing Security
		$302	(b)		Security is Illiquid. At the end of the period, the value of these securities
			totaled $2,960 or 0.21% of net assets.
Transportation - 1.45%			(c)		Fair value of these investments is determined in good faith by the Manager
Air Transport Services Group Inc (a)	88,449	915	under procedures established and periodically reviewed by the Board of
ArcBest Corp	33,105	1,095	Directors. At the end of the period, the fair value of these securities totaled
Ardmore Shipping Corp	11,409	150	$163 or 0.01% of net assets.
Atlas Air Worldwide Holdings Inc (a)	30,412	1,494
CAI International Inc (a)	12,385	175
Celadon Group Inc	16,509	358
Con-way Inc	111,191	4,313
Covenant Transportation Group Inc (a)	4,393	104
DHT Holdings Inc	53,168	423
Dorian LPG Ltd (a)	6,600	104
Era Group Inc (a)	25,605	433
GasLog Ltd	28,398	441
Genco Shipping & Trading Ltd (a)	4,236	31
Hornbeck Offshore Services Inc (a)	41,573	757
HUB Group Inc (a)	2,712	114
International Shipholding Corp	7,458	37
Marten Transport Ltd	41,924	813
Matson Inc	54,473	2,256

See accompanying notes

		Schedule of Investments
SmallCap Value Fund II
July 31, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.59%
Consumer, Non-cyclical		18.95%
Industrial		13.95%
Consumer, Cyclical		13.67%
Technology		9.47%
Exchange Traded Funds		5.27%
Energy		3.64%
Communications		2.62%
Basic Materials		2.62%
Utilities		1.53%
Diversified		0.04%
Government		0.01%
Liabilities in Excess of Other Assets, Net		(0.36)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2015	Long	579	$72,761	$71,518	$(1,243)
Total					$(1,243)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2015 (unaudited)

	Principal			Principal
BONDS - 0.65%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

U.S. Municipals - 0.65%			California (continued)
Oglala Sioux Tribe			Los Angeles Department of Water & Power
5.75%, 10/01/2025(a)	$1,500	$1,528	5.25%, 07/01/2038	$1,000	$1,104
			Los Angeles Unified School District/CA
TOTAL BONDS		$1,528	5.00%, 07/01/2029	1,000	1,133
	Principal		Metropolitan Water District of Southern
MUNICIPAL BONDS - 98.37%	Amount (000's) Value (000's)		California
			5.00%, 07/01/2029	1,150	1,308
Alabama - 1.51%			Morongo Band of Mission Indians/The
Auburn University			6.50%, 03/01/2028(a)	500	557
5.00%, 06/01/2038	$1,500	$1,636	Port of Los Angeles
Birmingham Airport Authority (credit support			5.00%, 08/01/2031	1,240	1,391
from AGM)			Regents of the University of California
5.25%, 07/01/2030(b)	1,000	1,133	Medical Center Pooled Revenue
Selma Industrial Development Board			5.50%, 05/15/2027	1,375	1,498
6.25%, 11/01/2033	700	804	Richmond Joint Powers Financing Authority
		$3,573	6.25%, 07/01/2024	1,000	1,165
Alaska - 1.72%			Riverside Community Properties Development
Alaska Housing Finance Corp			Inc
5.00%, 12/01/2027	2,000	2,335	6.00%, 10/15/2038	1,150	1,349
			Sacramento Area Flood Control
Borough of Matanuska-Susitna AK (credit			Agency (credit support from BAM)
support from ASSURED GTY)			5.00%, 10/01/2039(b)	1,340	1,501
5.50%, 09/01/2023(b)	1,500	1,725
		$4,060	San Diego Unified School District/CA
			0.00%, 07/01/2032(d)	5,000	2,504
Arizona - 1.76%			Southern California Public Power Authority
Arizona Department of Transportation State			5.25%, 07/01/2028	1,000	1,175
Highway Fund Revenue			University of California
5.00%, 07/01/2026	1,500	1,671	5.00%, 05/15/2037	1,500	1,701
City of Phoenix Civic Improvement Corp			5.75%, 05/15/2025	1,380	1,621
5.00%, 07/01/2034	1,000	1,115	West Contra Costa Unified School District
Industrial Development Authority of the			5.25%, 08/01/2033	1,000	1,150
County of Pima/The					$48,082
6.55%, 12/01/2037	295	300
Navajo County Pollution Control Corp			Colorado - 1.00%
5.75%, 06/01/2034	1,015	1,057	Platte River Power Authority
		$4,143	5.00%, 06/01/2026	1,135	1,283
			Regional Transportation District
California - 20.34%			6.00%, 01/15/2041	450	508
Alum Rock Union Elementary School			6.50%, 01/15/2030	500	582
District					$2,373
5.25%, 08/01/2043	1,000	1,127
Bay Area Toll Authority			Connecticut - 2.23%
5.00%, 04/01/2034	2,500	2,862	Mohegan Tribal Finance Authority
California Educational Facilities Authority			7.00%, 02/01/2045	4,500	4,074
5.00%, 01/01/2038(c)	1,621	1,750	State of Connecticut (credit support from
5.00%, 10/01/2038(c)	2,700	2,996	ACA)
			6.60%, 07/01/2024(b)	1,215	1,219
5.00%, 01/01/2039(c)	8,148	8,948
California Pollution Control Financing					$5,293
Authority			District of Columbia - 2.88%
4.30%, 07/01/2040	1,000	1,005	District of Columbia
5.00%, 07/01/2030(a)	1,000	1,069	5.00%, 12/01/2023	1,785	2,047
California Statewide Communities			5.00%, 12/01/2024	715	819
Development Authority			6.38%, 10/01/2034	1,000	1,211
6.25%, 11/15/2019(a)	500	547	District of Columbia Water & Sewer
6.63%, 11/15/2024(a)	500	582	Authority (credit support from AGM)
California Statewide Communities			5.50%, 10/01/2017(b)	500	551
Development Authority (credit support from			District of Columbia Water & Sewer
FHA INS)			Authority (credit support from AGM-CR
6.63%, 08/01/2029(b)	890	1,054	NATL-RE-FGIC)
California Statewide Communities			5.50%, 10/01/2041(b)	2,000	2,204
Development Authority (credit support from					$6,832
GNMA COLL)
4.90%, 07/20/2039(b)	500	531	Florida - 2.98%
City of Los Angeles Department of Airports			County of Miami-Dade FL Aviation
5.00%, 05/15/2035	1,500	1,697	Revenue (credit support from ASSURED
City of Vernon CA Electric System Revenue			GTY)
5.13%, 08/01/2021	1,000	1,103	5.25%, 10/01/2033(b)	2,000	2,195
Golden State Tobacco Securitization Corp			Escambia County Health Facilities
5.75%, 06/01/2047	3,500	2,976	Authority (credit support from AMBAC)
Lancaster Redevelopment Agency Successor			5.95%, 07/01/2020(b)	65	68
Agency			Florida HomeLoan Corp (credit support from
6.50%, 08/01/2029	580	678	AMBAC FHA 542(C))
			6.50%, 07/01/2036(b)	900	902

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Florida (continued)			Iowa - 2.34%
Miami-Dade County Educational Facilities			City of Altoona IA (credit support from CITY
Authority (credit support from BHAC-CR)			APPROP)
5.50%, 04/01/2038(b)	$1,000	$1,030	5.75%, 06/01/2031(b)	$1,200	$1,291
Miami-Dade County School Board Foundation			Iowa Finance Authority
Inc (credit support from ASSURED GTY)			5.00%, 12/01/2019	4,000	4,226
5.25%, 05/01/2028(b)	2,000	2,231			$5,517
Orange County Industrial Development
Authority/FL			Kansas - 0.48%
8.00%, 07/01/2036(a)	600	606	Kansas Development Finance Authority
		$7,032	5.50%, 11/15/2029	1,000	1,139

Georgia - 0.51%
			Kentucky - 2.56%
City of Atlanta GA Water & Wastewater			Kentucky Economic Development Finance
Revenue			Authority
6.00%, 11/01/2027	1,000	1,201	5.38%, 08/15/2024	1,000	1,097
			5.63%, 08/15/2027	1,000	1,102
Idaho - 1.24%			Kentucky Economic Development Finance
Idaho Health Facilities Authority			Authority (credit support from ASSURED
6.65%, 02/15/2021	2,000	2,542	GTY)
Idaho Housing & Finance Association			6.00%, 12/01/2033(b)	1,000	1,067
5.85%, 07/01/2036	390	396	Kentucky State Property & Building
		$2,938	Commission (credit support from ASSURED
			GTY)
Illinois - 10.23%			5.25%, 02/01/2025(b)	1,000	1,126
Chicago Board of Education			Paducah Electric Plant Board (credit support
5.25%, 12/01/2035	1,200	1,083	from ASSURED GTY)
City of Chicago IL			5.25%, 10/01/2035(b)	1,500	1,648
5.25%, 01/01/2029	2,000	1,949			$6,040
7.13%, 03/15/2022	400	400
7.46%, 02/15/2026	250	180	Louisiana - 2.23%
City of Chicago IL (credit support from			Lafayette Public Trust Financing
ASSURED GTY)			Authority (credit support from AGM)
5.25%, 01/01/2025(b)	2,000	2,070	5.25%, 10/01/2030(b)	1,000	1,135
City of Chicago IL Wastewater Transmission			Louisiana Public Facilities Authority
Revenue (credit support from BHAC)			8.00%, 07/01/2039	1,000	1,004
5.50%, 01/01/2038(b)	1,000	1,076	8.38%, 07/01/2039	600	616
Gilberts Special Service Area No 24/IL			Louisiana Public Facilities Authority (credit
5.38%, 03/01/2034	317	267	support from FNMA)
Huntley Special Service Area No			0.00%, 12/01/2019(b),(d)	1,500	1,405
10/IL (credit support from ASSURED GTY)			New Orleans Aviation Board (credit support
5.10%, 03/01/2029(b)	1,000	1,048	from ASSURED GTY)
Illinois Finance Authority			6.00%, 01/01/2023(b)	1,000	1,141
5.00%, 12/01/2015	750	760			$5,301
5.38%, 08/15/2024	500	561
5.50%, 08/01/2037	1,000	1,096	Maryland - 0.49%
5.75%, 08/15/2030	1,050	1,198	Maryland Economic Development Corp
5.75%, 11/15/2037	1,500	1,616	5.75%, 06/01/2035	545	582
6.00%, 03/01/2038	1,540	1,718	Maryland Health & Higher Educational
6.25%, 11/15/2035	1,000	1,156	Facilities Authority
6.50%, 11/01/2038	1,000	1,171	6.00%, 07/01/2041	500	577
7.00%, 02/15/2018	300	327			$1,159
7.25%, 11/01/2038	1,000	1,195	Massachusetts - 3.87%
Illinois State Toll Highway Authority			Massachusetts Bay Transportation Authority
5.25%, 01/01/2030	1,000	1,132	5.25%, 07/01/2028	2,000	2,517
State of Illinois			Massachusetts Development Finance Agency
5.50%, 07/01/2027	3,410	3,711	5.75%, 12/01/2042	1,000	1,172
United City of Yorkville IL			Massachusetts Educational Financing
5.75%, 03/01/2028	500	504	Authority
Village of Pingree Grove IL Special Service			4.90%, 07/01/2028	3,075	3,236
Area No 7			Massachusetts Health & Educational Facilities
6.00%, 03/01/2036	21	22	Authority (credit support from GO OF UNIV)
		$24,240	5.00%, 07/01/2038(b)	1,000	1,083
Indiana - 1.59%			Massachusetts State College Building
Indiana Finance Authority			Authority (credit support from ST APPROP
5.00%, 10/01/2044	700	730	INTERCEPT)
			5.50%, 05/01/2039(b)	1,000	1,129
5.38%, 11/01/2032	1,000	1,106
Indiana Municipal Power Agency					$9,137
6.00%, 01/01/2039	1,000	1,142	Michigan - 0.75%
Town of Shoals IN			City of Detroit MI Sewage Disposal System
7.25%, 11/01/2043	700	776	Revenue (credit support from AGM)
		$3,754	7.00%, 07/01/2027(b)	1,500	1,773

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Minnesota - 0.72%			New York (continued)
City of Minneapolis MN			New York State Dormitory Authority (credit
6.75%, 11/15/2032	$500	$576	support from ASSURED GTY ST AID
City of Minneapolis MN (credit support from			WITHHLDG)
ASSURED GTY)			5.00%, 10/01/2023(b)	$2,000	$2,239
6.50%, 11/15/2038(b)	1,000	1,144	Tompkins County Development Corp
		$1,720	5.00%, 07/01/2027	1,115	1,181

Missouri - 0.75%					$19,744
City of St Louis MO Airport Revenue (credit			North Carolina - 0.48%
support from NATL-RE)			City of Raleigh NC Combined Enterprise
5.50%, 07/01/2028(b)	1,500	1,771	System Revenue
			5.00%, 03/01/2031	1,000	1,132

Nebraska - 1.41%
Municipal Energy Agency of Nebraska (credit			Ohio - 2.73%
support from BHAC)			American Municipal Power Inc
5.13%, 04/01/2029(b)	1,000	1,118	5.25%, 02/15/2033	2,575	2,925
Omaha Public Power District			City of Cincinnati OH
5.50%, 02/01/2039	1,000	1,115	5.00%, 12/01/2032	815	918
University of Nebraska			Ohio Air Quality Development Authority
5.25%, 07/01/2039	1,000	1,105	5.63%, 06/01/2018	1,000	1,070
		$3,338	Ohio Housing Finance Agency (credit support
			from GNMA/FNMA/FHLMC COLL)
Nevada - 0.47%			5.20%, 09/01/2029(b)	505	529
County of Clark NV			Ohio State Water Development Authority
5.13%, 07/01/2034	1,000	1,115	4.00%, 01/01/2034	1,000	1,012
					$6,454
New Hampshire - 0.45%
City of Manchester NH General Airport			Oklahoma - 0.32%
Revenue (credit support from AGM)			Tulsa Airports Improvement Trust
5.13%, 01/01/2030 (b)	1,000	1,060	5.00%, 06/01/2035	700	757

			Pennsylvania - 2.60%
New Jersey - 2.09%
Casino Reinvestment Development Authority			Allegheny County Industrial Development
5.25%, 11/01/2039	750	783	Authority
			6.00%, 07/15/2038	1,000	1,052
New Jersey Economic Development
Authority			City of Scranton PA
5.00%, 09/01/2034	1,000	1,026	8.50%, 09/01/2022	700	732

5.75%, 04/01/2031	1,005	1,158	Pennsylvania Economic Development
5.75%, 06/01/2031	550	613	Financing Authority
			6.00%, 06/01/2031	500	500
New Jersey Housing & Mortgage Finance			Pennsylvania Turnpike Commission
Agency			0.00%, 12/01/2028(d),(e)	800	876
6.38%, 10/01/2028	290	301	0.00%, 12/01/2034(d),(e)	500	545
New Jersey Transportation Trust Fund			Pottsville Hospital Authority/PA
Authority			6.50%, 07/01/2028	2,300	2,457
5.25%, 06/15/2032	1,000	1,060
		$4,941			$6,162
			South Carolina - 0.46%
New York - 8.35%			South Carolina Jobs-Economic Development
Brooklyn Arena Local Development Corp			Authority (credit support from ASSURED
6.38%, 07/15/2043	1,400	1,621	GTY)
Hudson Yards Infrastructure Corp			5.38%, 02/01/2029(b)	1,000	1,095
5.75%, 02/15/2047	2,500	2,847
Metropolitan Transportation Authority
5.25%, 11/15/2030	1,500	1,717	Tennessee - 0.33%
New York City Industrial Development			Chattanooga Health Educational & Housing
Agency (credit support from ASSURED			Facility Board
GTY)			5.50%, 10/01/2020	295	296
6.13%, 01/01/2029(b)	1,000	1,135	Shelby County Health Educational & Housing
New York City Transitional Finance Authority			Facilities Board
Building Aid Revenue (credit support from			5.63%, 09/01/2026	500	507
ST AID WITHHLDG)					$803
5.25%, 01/15/2039(b)	2,145	2,386
New York Liberty Development Corp			Texas - 6.76%
5.00%, 11/15/2031	1,000	1,136	Capital Area Cultural Education Facilities
5.00%, 09/15/2040	1,000	1,142	Finance Corp
5.25%, 10/01/2035	2,750	3,210	6.13%, 04/01/2045	1,000	1,152
New York Liberty Development Corp (credit			Central Texas Turnpike System
support from GO OF AUTH)			5.00%, 08/15/2031	1,285	1,414
5.00%, 12/15/2041(b)	1,000	1,130	City of Houston TX Airport System Revenue
			5.00%, 07/01/2029	2,000	2,089
			Dallas County Flood Control District No 1
			6.75%, 04/01/2016	35	35

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Texas (continued)			West Virginia (continued)
Gregg County Health Facilities Development			West Virginia Hospital Finance Authority
Corp			5.50%, 06/01/2034	$1,250		$1,379
5.00%, 10/01/2016	$600	$608				$1,635
Harris County Industrial Development Corp
5.00%, 02/01/2023	400	438	Wisconsin - 3.82%
Harris County-Houston Sports Authority			City of Superior WI (credit support from GO
5.00%, 11/15/2030	2,000	2,253	OF CORP)
			5.38%, 11/01/2021(b)	750		806
New Hope Cultural Education Facilities Corp
5.00%, 07/01/2047	1,000	1,024	County of Milwaukee WI Airport
North Texas Health Facilities Development			Revenue (credit support from AGM)
			5.25%, 12/01/2025(b)	4,000		4,239
Corp (credit support from AGM)
5.00%, 09/01/2024(b)	1,000	1,073	Public Finance Authority
North Texas Tollway Authority			5.25%, 04/01/2030	1,400		1,421
5.63%, 01/01/2033	1,000	1,089	State of Wisconsin (credit support from ST
5.75%, 01/01/2033	1,130	1,261	APPROP)
			5.38%, 05/01/2025(b)	1,000		1,140
Sea Breeze Public Facility Corp
6.50%, 01/01/2046	100	102	Wisconsin Health & Educational Facilities
Tarrant County Cultural Education Facilities			Authority
Finance Corp (credit support from ASSURED			6.38%, 02/15/2029	500		591
GTY)			6.63%, 02/15/2039	720		857
6.25%, 07/01/2028(b)	1,000	1,133				$9,054
Texas A&M University			TOTAL MUNICIPAL BONDS			$232,784
5.00%, 05/15/2027	1,000	1,133	Total Investments			$234,312
Texas Private Activity Bond Surface			Liability for Floating Rate Notes Issued in Conjunction with
Transportation Corp			Securities Held - (3.22)%
7.00%, 12/31/2038	1,000	1,242	Notes with an interest rate of 0.03% at July 31,	$(7,621	) $	(7,621)
		$16,046	2015 and contractual maturity of collateral
			from 2017-2020.(f)
Utah - 0.13%			Total Net Investments			$226,691
Utah Housing Corp			Other Assets in Excess of Liabilities, Net - 4.20%			$9,940
5.75%, 07/01/2036	305	311	TOTAL NET ASSETS - 100.00%			$236,631

Virgin Islands - 0.31%
Virgin Islands Public Finance Authority			(a)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 10/01/2025	650	725	1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $4,889 or 2.07% of net assets.
Virginia - 2.20%			(b)	Credit support indicates investments that benefit from credit enhancement
County of Botetourt VA			or liquidity support provided by a third party bank, institution, or
6.00%, 07/01/2034	1,000	1,022	government agency.
6.00%, 07/01/2044	1,000	1,008	(c)	Security or portion of underlying security related to Inverse Floaters
Fairfax County Industrial Development			entered into by the Fund. See Notes to Financial Statements for additional
Authority			information.
5.00%, 05/15/2035(c)	700	780	(d) Non-Income Producing Security
Roanoke Economic Development Authority			(e)	Variable Rate. Rate shown is in effect at July 31, 2015.
6.63%, 12/01/2044	1,295	1,433	(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Shops at White Oak Village Community			effect at July 31, 2015
Development Authority/The
5.30%, 03/01/2017	100	104
Washington County Industrial Development
Authority/VA			Portfolio Summary (unaudited)
7.50%, 07/01/2029	750	862	Sector			Percent
		$5,209	Revenue Bonds			56.91%
			Insured			23.82%
Washington - 2.59%			Prerefunded			9.38%
FYI Properties			General Obligation Unlimited			6.76%
5.50%, 06/01/2039	1,000	1,127	Government			0.65%
State of Washington			Special Assessment			0.53%
6.40%, 06/01/2017	1,520	1,622	Tax Allocation			0.40%
Washington Health Care Facilities Authority			Special Tax			0.32%
7.38%, 03/01/2038	1,000	1,218	Certificate Participation			0.25%
Washington Health Care Facilities			Liability For Floating Rate Notes Issued			(3.22)%
Authority (credit support from AGM)			Other Assets in Excess of Liabilities, Net			4.20%
5.50%, 08/15/2038(b)	1,000	1,088
			TOTAL NET ASSETS			100.00%
Washington Higher Education Facilities
Authority
5.63%, 10/01/2040	1,000	1,070
		$6,125

West Virginia - 0.69%
County of Ohio WV
5.85%, 06/01/2034	250	256

See accompanying notes

Glossary to the Schedule of Investments
July 31, 2015 (unaudited)

Currency Abbreviations AUD BRL CAD CHF CLP CNY COP DKK EUR GBP HKD HUF IDR INR JPY KRW MXN NZD PLN RON SEK TRY TWD USD/$ ZAR

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Colombian Peso

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

New Zealand Dollar

Polish Zloty

Romanian New Leu

Swedish Krona

Turkish Lira

New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

At July 31, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Bond & Mortgage Securities Fund	$36,946	$(68,720)	$(31,774)	$4,693,503
California Municipal Fund	16,579	(248)	16,331	190,965
Diversified International Fund	956,988	(248,017)	708,971	5,500,442
Equity Income Fund	2,031,578	(197,100)	1,834,478	3,901,681
Global Diversified Income Fund	469,386	(440,185)	29,201	11,774,653
Global Real Estate Securities Fund	297,793	(71,510)	226,283	2,577,238
Government & High Quality Bond Fund	25,863	(25,049)	814	1,555,749
High Yield Fund	67,361	(198,360)	(130,999)	3,494,171
High Yield Fund I	12,358	(47,292)	(34,934)	934,546
Income Fund	92,798	(51,139)	41,659	3,145,178
Inflation Protection Fund	3,509	(42,330)	(38,821)	1,696,386
International Emerging Markets Fund	80,451	(112,208)	(31,757)	1,268,356
International Fund I	58,649	(13,282)	45,367	334,184
LargeCap Growth Fund	888,941	(32,183)	856,758	2,431,771
LargeCap Growth Fund I	2,078,785	(151,412)	1,927,373	5,473,955
LargeCap Growth Fund II	72,852	(16,291)	56,561	630,095
LargeCap S&P 500 Index Fund	1,798,912	(115,291)	1,683,621	3,300,500
LargeCap Value Fund	277,453	(74,710)	202,743	2,311,381
LargeCap Value Fund III	244,361	(80,530)	163,831	1,813,862
MidCap Fund	3,025,444	(220,312)	2,805,132	8,470,911
MidCap Growth Fund	18,024	(1,344)	16,680	123,874
MidCap Growth Fund III	243,612	(50,662)	192,950	1,318,780
MidCap S&P 400 Index Fund	334,596	(65,321)	269,275	945,562
MidCap Value Fund I	154,551	(104,788)	49,763	1,812,687
MidCap Value Fund III	163,076	(43,177)	119,899	952,979
Money Market Fund	—	—	—	992,634
Overseas Fund	356,975	(193,145)	163,830	2,663,967
Principal Capital Appreciation Fund	1,253,793	(31,600)	1,222,193	1,617,337
Principal LifeTime 2010 Fund	148,694	(26,518)	122,176	1,345,638
Principal LifeTime 2015 Fund	128,453	(4,608)	123,845	754,299
Principal LifeTime 2020 Fund	774,853	(126,455)	648,398	5,891,576
Principal LifeTime 2025 Fund	209,157	(13,771)	195,386	1,386,021
Principal LifeTime 2030 Fund	933,901	(130,755)	803,146	6,123,245
Principal LifeTime 2035 Fund	206,770	(10,484)	196,286	1,012,941
Principal LifeTime 2040 Fund	799,918	(78,052)	721,866	3,811,886
Principal LifeTime 2045 Fund	119,346	(7,251)	112,095	636,635
Principal LifeTime 2050 Fund	401,048	(40,908)	360,140	1,958,392
Principal LifeTime 2055 Fund	24,177	(2,649)	21,528	192,129
Principal LifeTime 2060 Fund	2,514	(1,818)	696	98,851
Principal LifeTime Hybrid 2015 Fund	6	—	6	1,344
Principal LifeTime Hybrid 2020 Fund	10	—	10	1,802
Principal LifeTime Hybrid 2025 Fund	8	—	8	1,299
Principal LifeTime Hybrid 2030 Fund	14	—	14	2,203
Principal LifeTime Hybrid 2035 Fund	11	—	11	1,769
Principal LifeTime Hybrid 2040 Fund	2	—	2	300
Principal LifeTime Hybrid 2045 Fund	5	—	5	659
Principal LifeTime Hybrid 2050 Fund	3	—	3	382
Principal LifeTime Hybrid 2055 Fund	1	—	1	136
Principal LifeTime Hybrid 2060 Fund	—	—	—	11
Principal LifeTime Hybrid Income Fund	1	—	1	347
Principal LifeTime Strategic Income Fund	56,037	(8,567)	47,470	703,690
Real Estate Securities Fund	590,375	(32,663)	557,712	1,744,738
SAM Balanced Portfolio	834,181	(13,144)	821,037	4,181,880
SAM Conservative Balanced Portfolio	191,904	(7,165)	184,739	1,519,992
SAM Conservative Growth Portfolio	653,834	(13,853)	639,981	2,678,633
SAM Flexible Income Portfolio	146,180	(16,586)	129,594	2,130,533
SAM Strategic Growth Portfolio	390,484	(21,304)	369,180	1,650,047
Short-Term Income Fund	16,473	(11,859)	4,614	2,771,189
SmallCap Blend Fund	150,993	(22,642)	128,351	477,732
SmallCap Growth Fund I	392,111	(61,128)	330,983	1,535,805
SmallCap S&P 600 Index Fund	301,029	(74,657)	226,372	960,135
SmallCap Value Fund II	282,119	(81,933)	200,186	1,193,756
Tax-Exempt Bond Fund	19,250	(953)	18,297	208,394

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation

Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Ï  Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Ï  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Ï  Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of July 31, 2015, there were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward.

The table below shows the amounts that were transferred from Level 1 to Level 2 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

SmallCap Value Fund II $ 289,866

The table below shows the amounts that were transferred from Level 2 to Level 1 due the resumption of trading for previous thinly traded securities:

SmallCap Growth Fund I	$347,875
SmallCap Value Fund II	398,314

The   following is a summary of the inputs used as of July 31, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Bond & Mortgage Securities Fund
Bonds	$—	$2,787,112	$265	$2,787,377
Convertible Bonds	—	1,342	—	1,342
Investment Companies	224,735	—	—	224,735
Municipal Bonds	—	1,124	—	1,124
Preferred Stocks
Communications	1,303	—	—	1,303
Financial	14,352	4,346	—	18,698
Utilities	1,813	—	—	1,813
Senior Floating Rate Interests	—	151,172	—	151,172
U.S. Government & Government Agency Obligations	—	1,474,165	—	1,474,165
Total investments in securities $	242,203	$4,419,261	$265	$4,661,729
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$164	$—	$164
Interest Rate Contracts**
Futures	$2,236	$—	$—	$2,236
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(98)	$—	$(98)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(97)	$—	$(97)
Interest Rate Contracts**
Futures	$(735)	$—	$—	$(735)

California Municipal Fund
Municipal Bonds	$—	$218,035	$—	$218,035
Total investments in securities $	—	$218,035	$—	$218,035

Diversified International Fund
Common Stocks
Basic Materials	$20,942	$196,563	$—	$217,505
Communications	17,220	668,460	—	685,680
Consumer, Cyclical	250,217	756,948	—	1,007,165
Consumer, Non-cyclical	122,702	986,833	—	1,109,535
Energy	104,377	188,298	—	292,675
Financial	358,284	1,286,267	—	1,644,551
Industrial	114,878	612,211	—	727,089
Technology	—	237,482	—	237,482
Utilities	14,989	159,575	—	174,564
Investment Companies	113,167	—	—	113,167
Total investments in securities $	1,116,776	$5,092,637	$—	$6,209,413

Equity Income Fund
Common Stocks*	$5,638,961	$—	$—	$5,638,961
Investment Companies	97,198	—	—	97,198
Total investments in securities $	5,736,159	$—	$—	$5,736,159

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Diversified Income Fund
Bonds		$—	$7,400,577	$43,872	$7,444,449
Common Stocks
Basic Materials		7,429	15,756	—	23,185
Communications		194,495	59,692	10	254,197
Consumer, Cyclical		39,620	33,067	—	72,687
Consumer, Non-cyclical		144,863	124,184	—	269,047
Diversified		913	9,095	—	10,008
Energy		596,791	23,670	—	620,461
Financial		478,817	384,762	—	863,579
Government		563	—	—	563
Industrial		92,809	86,341	—	179,150
Technology		50,752	993	—	51,745
Utilities		474,625	150,407	—	625,032
Convertible Bonds		—	4,508	—	4,508
Convertible Preferred Stocks
Financial		4,651	—	—	4,651
Credit Linked Structured Notes		—	5,004	3,024	8,028
Investment Companies		300,594	—	—	300,594
Preferred Stocks
Communications		17,858	14,730	—	32,588
Financial		164,182	22,883	—	187,065
Industrial		17,691	198	—	17,889
Utilities		20,876	8,070	—	28,946
Senior Floating Rate Interests		—	796,844	8,638	805,482
	Total investments in securities $	2,607,529	$9,140,781	$55,544	$11,803,854
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1,548	$—	$1,548
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(8,158)	$—	$(8,158)
Equity Contracts**
Options		$(2,674)	$—	$—	$(2,674)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(3,759)	$—	$(3,759)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$43,905	$—	$43,905
Consumer, Non-cyclical		16,989	—	—	16,989
Diversified		—	31,345	—	31,345
Financial		1,562,726	1,120,838	—	2,683,564
Investment Companies		27,718	—	—	27,718
	Total investments in securities $	1,607,433	$1,196,088	$—	$2,803,521

Government & High Quality Bond Fund
Bonds		$—	$491,162	$—	$491,162
Investment Companies		22,623	—	—	22,623
U.S. Government & Government Agency Obligations		—	1,042,778	—	1,042,778
	Total investments in securities $	22,623	$1,533,940	$—	$1,556,563

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
High Yield Fund
Bonds	$—	$3,002,006	$1	$3,002,007
Common Stocks
Consumer, Non-cyclical	—	—	503	503
Energy	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	20,155	—	20,155
Investment Companies	40,130	—	—	40,130
Preferred Stocks
Financial	—	12,473	—	12,473
Senior Floating Rate Interests	—	287,904	—	287,904
Total investments in securities $	40,130	$3,322,538	$504	$3,363,172
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$841	$—	$841

High Yield Fund I
Bonds	$—	$810,968	$266	$811,234
Common Stocks
Communications	1,114	—	—	1,114
Consumer, Cyclical	—	54	—	54
Financial	—	—	150	150
Industrial	—	—	—	—
Utilities	391	—	—	391
Convertible Bonds	—	—	613	613
Investment Companies	28,957	—	—	28,957
Preferred Stocks
Financial	—	3,103	—	3,103
Industrial	—	—	—	—
Senior Floating Rate Interests	—	53,996	—	53,996
Total investments in securities $	30,462	$868,121	$1,029	$899,612

Income Fund
Bonds	$—	$1,897,574	$14,360	$1,911,934
Common Stocks
Financial	—	—	5	5
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	23,011	—	23,011
Investment Companies	169,208	—	—	169,208
Senior Floating Rate Interests	—	11,418	—	11,418
U.S. Government & Government Agency Obligations	—	1,071,261	—	1,071,261
Total investments in securities $	169,208	$3,003,264	$14,365	$3,186,837

Inflation Protection Fund
Bonds	$—	$79,711	$296	$80,007
Investment Companies	51,645	—	—	51,645
U.S. Government & Government Agency Obligations	—	1,520,925	—	1,520,925
Purchased Capped Options	—	—	—	—
Purchased Interest Rate Swaptions	—	1,041	—	1,041
Purchased Options	382	3,565	—	3,947
Total investments in securities $	52,027	$1,605,242	$296	$1,657,565
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,214	$—	$3,214
Interest Rate Contracts**
Futures	$76	$—	$—	$76
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,319)	$—	$(2,319)
Written Options	—	(2,743)	—	(2,743)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(559)	$—	$(559)
Futures	(1,880)	—	—	(1,880)
Interest Rate Swaps	—	(279)	—	(279)
Interest Rate Swaptions	—	(4,158)	—	(4,158)
Options	(24)	—	—	(24)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Emerging Markets Fund
Common Stocks
Basic Materials		$4,981	$40,293	$—	$45,274
Communications		32,684	154,536	—	187,220
Consumer, Cyclical		13,886	137,395	—	151,281
Consumer, Non-cyclical		56,789	70,753	—	127,542
Diversified		—	4,621	—	4,621
Energy		31,109	65,260	—	96,369
Financial		33,688	259,940	—	293,628
Industrial		33,479	73,719	—	107,198
Technology		3,611	124,243	—	127,854
Utilities		—	56,480	—	56,480
Investment Companies		18,951	—	—	18,951
Preferred Stocks
Communications		—	687	—	687
Financial		—	19,494	—	19,494
	Total investments in securities $	229,178	$1,007,421	$—	$1,236,599

International Fund I
Common Stocks
Basic Materials		$—	$26,926	$—	$26,926
Communications		—	17,828	—	17,828
Consumer, Cyclical		15,353	80,131	—	95,484
Consumer, Non-cyclical		9,259	31,472	—	40,731
Energy		2,279	6,356	—	8,635
Financial		1,319	72,169	—	73,488
Industrial		2,238	40,613	—	42,851
Technology		19,231	31,818	—	51,049
Utilities		—	6,555	—	6,555
Investment Companies		16,004	—	—	16,004
	Total investments in securities $	65,683	$313,868	$—	$379,551
Assets
Equity Contracts**
Futures		$132	$—	$—	$132

LargeCap Growth Fund
Common Stocks*		$3,178,669	$—	$—	$3,178,669
Investment Companies		109,860	—	—	109,860
	Total investments in securities $	3,288,529	$—	$—	$3,288,529

LargeCap Growth Fund I
Common Stocks
Basic Materials		$145,189	$—	$—	$145,189
Communications		1,356,775	1,012	979	1,358,766
Consumer, Cyclical		861,375	—	—	861,375
Consumer, Non-cyclical		2,236,862	—	—	2,236,862
Energy		168,393	—	—	168,393
Financial		677,418	—	—	677,418
Industrial		712,362	—	—	712,362
Technology		968,206	—	—	968,206
Utilities		620	—	—	620
Convertible Preferred Stocks
Communications		—	9,706	18,189	27,895
Investment Companies		239,272	—	—	239,272
Preferred Stocks
Communications		—	—	4,970	4,970
	Total investments in securities $	7,366,472	$10,718	$24,138	$7,401,328
Assets
Equity Contracts**
Futures		$302	$—	$—	$302

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Growth Fund II
Common Stocks*		$660,765	$—	$—	$660,765
Investment Companies		25,891	—	—	25,891
	Total investments in securities $	686,656	$—	$—	$686,656
Assets
Equity Contracts**
Futures		$194	$—	$—	$194

LargeCap S&P 500 Index Fund
Common Stocks*		$4,878,876	$—	$—	$4,878,876
Investment Companies		105,245	—	—	105,245
	Total investments in securities $	4,984,121	$—	$—	$4,984,121
Assets
Equity Contracts**
Futures		$698	$—	$—	$698

LargeCap Value Fund
Common Stocks*		$2,491,844	$—	$—	$2,491,844
Investment Companies		22,280	—	—	22,280
	Total investments in securities $	2,514,124	$—	$—	$2,514,124

LargeCap Value Fund III
Common Stocks*		$1,899,509	$—	$—	$1,899,509
Investment Companies		78,184	—	—	78,184
	Total investments in securities $	1,977,693	$—	$—	$1,977,693
Assets
Equity Contracts**
Futures		$92	$—	$—	$92

MidCap Fund
Common Stocks*		$11,188,837	$—	$—	$11,188,837
Investment Companies		87,206	—	—	87,206
	Total investments in securities $	11,276,043	$—	$—	$11,276,043

MidCap Growth Fund
Common Stocks*		$135,301	$—	$—	$135,301
Investment Companies		5,253	—	—	5,253
	Total investments in securities $	140,554	$—	$—	$140,554

MidCap Growth Fund III
Common Stocks*		$1,450,642	$—	$—	$1,450,642
Investment Companies		61,088	—	—	61,088
	Total investments in securities $	1,511,730	$—	$—	$1,511,730
Liabilities
Equity Contracts**
Futures		$(797)	$—	$—	$(797)

MidCap S&P 400 Index Fund
Common Stocks*		$1,191,633	$—	$—	$1,191,633
Investment Companies		23,204	—	—	23,204
	Total investments in securities $	1,214,837	$—	$—	$1,214,837
Assets
Equity Contracts**
Futures		$277	$—	$—	$277

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
MidCap Value Fund I
Common Stocks*		$1,809,934	$—	$—	$1,809,934
Investment Companies		52,516	—	—	52,516
	Total investments in securities $	1,862,450	$—	$—	$1,862,450
Liabilities
Equity Contracts**
Futures		$(295)	$—	$—	$(295)

MidCap Value Fund III
Common Stocks*		$1,026,035	$—	$—	$1,026,035
Investment Companies		46,843	—	—	46,843
	Total investments in securities $	1,072,878	$—	$—	$1,072,878
Liabilities
Equity Contracts**
Futures		$(677)	$—	$—	$(677)

Money Market Fund
Bonds		$—	$102,558	$—	$102,558
Certificate of Deposit		—	29,600	—	29,600
Commercial Paper		—	689,374	—	689,374
Investment Companies		49,070	—	—	49,070
Municipal Bonds		—	56,032	—	56,032
Repurchase Agreements		—	66,000	—	66,000
	Total investments in securities $	49,070	$943,564	$—	$992,634

Overseas Fund
Common Stocks
Basic Materials		$—	$162,122	$—	$162,122
Communications		—	198,431	—	198,431
Consumer, Cyclical		7,945	239,921	—	247,866
Consumer, Non-cyclical		38,597	535,122	—	573,719
Diversified		—	15,171	—	15,171
Energy		18,353	126,738	—	145,091
Financial		—	738,396	—	738,396
Industrial		32,594	400,955	—	433,549
Technology		—	43,736	—	43,736
Utilities		—	114,470	—	114,470
Investment Companies		118,080	—	—	118,080
Preferred Stocks
Consumer, Cyclical		—	37,166	—	37,166
	Total investments in securities $	215,569	$2,612,228	$—	$2,827,797
Assets
Equity Contracts**
Futures		$14	$—	$—	$14
Liabilities
Equity Contracts**
Futures		$(431)	$—	$—	$(431)

Principal Capital Appreciation Fund
Common Stocks*		$2,773,605	$—	$—	$2,773,605
Investment Companies		65,925	—	—	65,925
	Total investments in securities $	2,839,530	$—	$—	$2,839,530

Principal LifeTime 2010 Fund
Investment Companies		$1,467,814	$—	$—	$1,467,814
	Total investments in securities $	1,467,814	$—	$—	$1,467,814

Principal LifeTime 2015 Fund
Investment Companies		$878,144	$—	$—	$878,144
	Total investments in securities $	878,144	$—	$—	$878,144

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Principal LifeTime 2020 Fund
Investment Companies		$6,539,974	$—	$—	$6,539,974
	Total investments in securities $	6,539,974	$—	$—	$6,539,974

Principal LifeTime 2025 Fund
Investment Companies		$1,581,407	$—	$—	$1,581,407
	Total investments in securities $	1,581,407	$—	$—	$1,581,407

Principal LifeTime 2030 Fund
Investment Companies		$6,926,391	$—	$—	$6,926,391
	Total investments in securities $	6,926,391	$—	$—	$6,926,391

Principal LifeTime 2035 Fund
Investment Companies		$1,209,227	$—	$—	$1,209,227
	Total investments in securities $	1,209,227	$—	$—	$1,209,227

Principal LifeTime 2040 Fund
Investment Companies		$4,533,752	$—	$—	$4,533,752
	Total investments in securities $	4,533,752	$—	$—	$4,533,752

Principal LifeTime 2045 Fund
Investment Companies		$748,730	$—	$—	$748,730
	Total investments in securities $	748,730	$—	$—	$748,730

Principal LifeTime 2050 Fund
Investment Companies		$2,318,532	$—	$—	$2,318,532
	Total investments in securities $	2,318,532	$—	$—	$2,318,532

Principal LifeTime 2055 Fund
Investment Companies		$213,657	$—	$—	$213,657
	Total investments in securities $	213,657	$—	$—	$213,657

Principal LifeTime 2060 Fund
Investment Companies		$99,547	$—	$—	$99,547
	Total investments in securities $	99,547	$—	$—	$99,547

Principal LifeTime Hybrid 2015 Fund
Investment Companies		$1,350	$—	$—	$1,350
	Total investments in securities $	1,350	$—	$—	$1,350

Principal LifeTime Hybrid 2020 Fund
Investment Companies		$1,812	$—	$—	$1,812
	Total investments in securities $	1,812	$—	$—	$1,812

Principal LifeTime Hybrid 2025 Fund
Investment Companies		$1,307	$—	$—	$1,307
	Total investments in securities $	1,307	$—	$—	$1,307

Principal LifeTime Hybrid 2030 Fund
Investment Companies		$2,217	$—	$—	$2,217
	Total investments in securities $	2,217	$—	$—	$2,217

Principal LifeTime Hybrid 2035 Fund
Investment Companies		$1,780	$—	$—	$1,780
	Total investments in securities $	1,780	$—	$—	$1,780

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Principal LifeTime Hybrid 2040 Fund
Investment Companies		$302	$—	$—	$302
	Total investments in securities $	302	$—	$—	$302

Principal LifeTime Hybrid 2045 Fund
Investment Companies		$664	$—	$—	$664
	Total investments in securities $	664	$—	$—	$664

Principal LifeTime Hybrid 2050 Fund
Investment Companies		$385	$—	$—	$385
	Total investments in securities $	385	$—	$—	$385

Principal LifeTime Hybrid 2055 Fund
Investment Companies		$137	$—	$—	$137
	Total investments in securities $	137	$—	$—	$137

Principal LifeTime Hybrid 2060 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid Income Fund
Investment Companies		$348	$—	$—	$348
	Total investments in securities $	348	$—	$—	$348

Principal LifeTime Strategic Income Fund
Investment Companies		$751,160	$—	$—	$751,160
	Total investments in securities $	751,160	$—	$—	$751,160

Real Estate Securities Fund
Common Stocks*		$2,284,832	$—	$—	$2,284,832
Investment Companies		17,618	—	—	17,618
	Total investments in securities $	2,302,450	$—	$—	$2,302,450

SAM Balanced Portfolio
Investment Companies		$5,002,917	$—	$—	$5,002,917
	Total investments in securities $	5,002,917	$—	$—	$5,002,917

SAM Conservative Balanced Portfolio
Investment Companies		$1,704,731	$—	$—	$1,704,731
	Total investments in securities $	1,704,731	$—	$—	$1,704,731

SAM Conservative Growth Portfolio
Investment Companies		$3,318,614	$—	$—	$3,318,614
	Total investments in securities $	3,318,614	$—	$—	$3,318,614

SAM Flexible Income Portfolio
Investment Companies		$2,260,127	$—	$—	$2,260,127
	Total investments in securities $	2,260,127	$—	$—	$2,260,127

SAM Strategic Growth Portfolio
Investment Companies		$2,019,227	$—	$—	$2,019,227
	Total investments in securities $	2,019,227	$—	$—	$2,019,227

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Short-Term Income Fund
Bonds		$—	$2,688,627	$46,961	$2,735,588
Investment Companies		38,815	—	—	38,815
U.S. Government & Government Agency Obligations		—	1,400	—	1,400
	Total investments in securities $	38,815	$2,690,027	$46,961	$2,775,803

SmallCap Blend Fund
Common Stocks
Basic Materials		$4,153	$—	$—	$4,153
Communications		29,002	—	—	29,002
Consumer, Cyclical		93,126	—	—	93,126
Consumer, Non-cyclical		144,205	21	—	144,226
Energy		18,142	—	—	18,142
Financial		149,582	—	—	149,582
Industrial		63,741	—	—	63,741
Technology		73,852	—	—	73,852
Utilities		15,739	—	—	15,739
Investment Companies		14,520	—	—	14,520
	Total investments in securities $	606,062	$21	$—	$606,083
Liabilities
Equity Contracts**
Futures		$(95)	$—	$—	$(95)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$16,993	$—	$—	$16,993
Communications		110,750	15	—	110,765
Consumer, Cyclical		207,208	—	—	207,208
Consumer, Non-cyclical		571,004	14	—	571,018
Diversified		134	—	—	134
Energy		16,648	—	—	16,648
Financial		148,796	—	—	148,796
Industrial		226,377	—	—	226,377
Technology		393,436	—	—	393,436
Utilities		218	—	—	218
Investment Companies		175,195	—	—	175,195
	Total investments in securities $	1,866,759	$29	$—	$1,866,788
Liabilities
Equity Contracts**
Futures		$(1,823)	$—	$—	$(1,823)

SmallCap S&P 600 Index Fund
Common Stocks*		$1,118,285	$—	$—	$1,118,285
Investment Companies		68,222	—	—	68,222
	Total investments in securities $	1,186,507	$—	$—	$1,186,507
Assets
Equity Contracts**
Futures		$63	$—	$—	$63

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Fund II
Common Stocks
Basic Materials		$36,447	$—	$—	$36,447
Communications		36,164	187	—	36,351
Consumer, Cyclical		189,566	178	—	189,744
Consumer, Non-cyclical		263,142	7	—	263,149
Diversified		514	—	—	514
Energy		50,610	—	—	50,610
Financial		397,167	93	—	397,260
Government		151	—	—	151
Industrial		193,884	10	—	193,894
Technology		131,504	—	—	131,504
Utilities		21,125	—	—	21,125
Investment Companies		73,193	—	—	73,193
	Total investments in securities $	1,393,467	$475	$—	$1,393,942
Liabilities
Equity Contracts**
Futures		$(1,243)	$—	$—	$(1,243)

Tax-Exempt Bond Fund
Bonds		$—	$1,528	$—	$1,528
Municipal Bonds		—	232,784	—	232,784
	Total investments in securities $	—	$234,312	$—	$234,312

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of July		Unobservable
Fund	Asset Type	31, 2015	Valuation Technique	Input	Input Value(s)

High Yield Fund I	Bonds	$3	Indicative Market Quotations	Broker Quote	$0.13
	Bonds	263	Benchmark Pricing	Base Price	16.60 - 100.00
	Common Stocks	150	Benchmark Pricing	Base Price	0.00 - 21.88
	Convertible Bonds	613	Benchmark Pricing	Base Price	0.00 - 190.00
		1,029

Short-Term Income
Fund	Bonds	$8,826	Indicative Market Quotations	Broker Quote	0.02 - 99.97
	Bonds	38,135	Third Party Vendor	Broker Quote	99.91 - 100.53
		46,961

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued Discounts/Premiums							Net Change in Unrealized
Value October 31,			and Change in Unrealized		Proceeds from	Transfers	Transfers Out		Value July	Appreciation/(Depreciation) on
Fund	2014	Realized Gain/(Loss)	Gain/(Loss)	Purchases	Sales	into Level 3*	of Level 3**		31, 2015	Investments held at July 31, 2015
Government & High Quality Bond Fund
Bonds	$19,838	$46	$41	$-	$(8,600)	$-	$(11,325	) $	-	$-
Total	19,838	46	41	-	(8,600)	-	(11,325)		-	-

High Yield Fund I
Bonds	9,676	(22)	13	1	(5)	-	(9,397)		266	14
Common Stocks
Basic
Materials	1,273	(21)	49	-	(1,301)	-	-		-	-
Financial	248	80	(98)	-	(80)	-	-		150	-
Industrial	11	-	-	-	-	-	(11)		-	-
Convertible
Bonds	614	-	(58)	57	-	-	-		613	66
Total	11,822	37	(94)	58	(1,386)	-	(9,408)		1,029	80

Short-Term Income Fund
Bonds	33,574	7	114	29,901	(10,059)	7,500	(14,076)		46,961	123
Total	33,574	7	114	29,901	(10,059)	7,500	(14,076)		46,961	123

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

*Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level
3, except as noted above.

The Funds' Schedules of Investments as of July 31, 2015 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 09/17/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 09/17/2015

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 09/17/2015